UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Helge Lee, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of agent for service)

414-287-3700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

[Insert full text of semi-annual or annual report here]

BridgeBuilder™

MUTUAL FUNDS

Semiannual Report
December 31, 2018
(Unaudited)

Beginning on February 22, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your Edward Jones financial advisor or from the Fund. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Edward Jones clients investing in a Fund through Edward Jones Advisory Solutions® may elect to receive shareholder reports and other communications from the Fund electronically by contacting their Edward Jones financial advisor. If you are one of the few direct Fund investors, you may elect to receive shareholder reports and other communications from a Fund electronically by sending an email request to bridgebuilder30e3@edwardjones.com.

You may elect to receive all future reports in paper free of charge. If you are an Edward Jones client investing in a Fund through Edward Jones Advisory Solutions®, you should contact your Edward Jones financial advisor to request that you continue to receive paper copies of your shareholder reports, and your election to receive reports in paper will apply to all funds held within your Edward Jones account, including the Bridge Builder Mutual Funds. If you are one of the few direct Fund investors, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by sending an email request to bridgebuilder30e3@edwardjones.com, and your election to receive reports in paper will apply only to all of the Bridge Builder Mutual Funds.

Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds’ semiannual report for the six-month period ended December 31, 2018. In this report you will find fund performance information, summaries of portfolio holdings, financial statements and other important information about each of the Bridge Builder Mutual Funds.

The Bridge Builder Mutual Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Bridge Builder Fund uses a multi-manager sub-advised structure, where several asset management firms are selected to invest a portion of the mutual fund’s assets. Each manager within the mutual fund brings a unique perspective and investment approach. The mutual funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

Over the course of the past six months, one new sub-adviser has been added to the Bridge Builder lineup of sub-advisers. BlackRock Investment Management, LLC was added as a sub-adviser to the Bridge Builder Municipal Bond Fund, effective in October of 2018. In addition, MFS Investment Management and Diamond Hill Capital Management, Inc. were added as sub-advisers to the Bridge Builder Small/Mid Cap Value Fund. The appointment of Diamond Hill Capital Management, Inc. and MFS Investment Management became effective on January 2, 2019, when Diamond Hill Capital Management, Inc. and MFS Investment Management each began managing a portion of the assets of the Fund.

All of the Bridge Builder Mutual Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street”, or “Adviser”), an affiliate of Edward Jones, and approved by the Funds’ Board of Trustees. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success.

For additional information about the funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

William H. Broderick, III Chairman, Bridge Builder Trust

Ryan T. Robson President, Bridge Builder Trust Principal, Edward Jones Investment Advisory

Semiannual Report • December 31, 2018	1

Bridge Builder Core Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities and mortgage-related and mortgage-backed securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy that focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.	PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

Average Annual Total Returns as of December 31, 2018

	1 Year	3 Years	5 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	0.11%	2.50%	2.84%	2.55%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.06%	2.52%	2.23%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.36%(1) and 0.15%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	35.4%
Corporate Bonds	29.4
Government Related	20.4
Asset-Backed Obligations	12.4
Short-Term Investments	2.4
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

2	Semiannual Report • December 31, 2018

Bridge Builder Core Plus Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as futures, forward foreign currency exchange contracts or swap contracts.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.	T. Rowe Price Associates, Inc. emphasizes the value of in-depth fundamental research, diversification and risk management practices. T. Rowe Price’s strategy integrates top-down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective.

Average Annual Total Returns of December 31, 2018

	1 Year	3 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	0.31%	2.62%	2.32%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.06%	2.06%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.42%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Corporate Bonds	33.9%
Government Related	24.9
Mortgage-Backed Obligations	20.9
Asset-Backed Obligations	13.1
Short-Term Investments	5.1
Bank Loans	2.1
Preferred Stocks	0.0	*
Common Stocks	0.0	*

*	Amount less than 0.05%.

Semiannual Report • December 31, 2018	3

Bridge Builder Municipal Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Investment Strategy

The Fund invests, under normal conditions, at least 80% of its net assets in municipal securities of any maturity or duration whose interest is exempt from federal income tax. Municipal securities include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for investors subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

FIAM LLC allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FIAM analyzes issuer credit quality, security-specific features, current and potential future valuation and trading opportunities.	T. Rowe Price Associates Inc.’s investment approach emphasizes in-depth fundamental research, diversification, and strict risk management practices in the pursuit of the Fund’s investment objective. Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields and credit quality of various municipal securities.	Wells Capital Management, Inc. starts its investment process with a top-down, macroeconomic outlook. Wells Capital Management’s security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.	BlackRock Investment Management, LLC takes a top-down, bottom-up approach with a flexible investment framework. Their security selection process is based on the relative value outlook and the quantitative assessment of the security and portfolio. BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.

Average Annual Total Returns as of December 31, 2018

	1 Year	3 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	1.48%	2.07%	2.47%
Bloomberg Barclays Municipal 1-15 Year Index	1.58%	1.96%	2.38%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.39%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	23.7%
General Obligation	23.4
Transportation	16.5
Healthcare	15.1
Utilities	8.6
Education	7.8
Housing	3.8
Short-Term Investments	1.1

Breakdown by State	(% of Long-Term Investments)
Texas	12.2%
Illinois	10.7
New York	10.6
Florida	6.3
Pennsylvania	4.9
California	4.1
New Jersey	3.3
Michigan	3.2
Maryland	3.0
Connecticut	2.8
Other	38.9

4	Semiannual Report • December 31, 2018

Bridge Builder Large Cap Growth Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large-capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Growth Index.

Average Annual Total Returns as of December 31, 2018

	1 Year	3 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	0.18%	9.03%	7.46%
Russell 1000® Growth Index	-1.51%	11.15%	8.84%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.48%(1) and 0.25%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	26.8%
Healthcare	16.8
Consumer Discretionary	16.6
Communication Services	10.6
Consumer Staples	6.7
Financials	6.5
Industrials	5.8
Materials	3.1
Short-Term Investments	2.8
Energy	2.3
Real Estate	2.0

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.1
Visa, Inc.	3.1
Alphabet, Inc. - Class A	2.9
Apple, Inc.	2.7
Alphabet, Inc. - Class C	2.3
Salesforce.com, Inc.	2.2
Lowes Companies, Inc.	1.9
Yum! Brands, Inc.	1.8
UnitedHealth Group, Inc.	1.7

Semiannual Report • December 31, 2018	5

Bridge Builder Large Cap Value Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC believes that equity market inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. Barrow Hanley implements this strategy by seeking to construct portfolios of individual stocks that reflect three value characteristics: price/earnings and price/book ratios below the market and dividend yields above the market (as measured by the S&P 500 Index).	Wellington Management Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Value Index.

Average Annual Total Returns as of December 31, 2018

	1 Year	3 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	-8.14%	7.58%	4.69%
Russell 1000® Value Index	-8.27%	6.95%	4.32%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.48%(1) and 0.28%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	17.9%
Healthcare	13.4
Industrials	12.3
Consumer Discretionary	10.8
Information Technology	10.6
Consumer Staples	7.6
Energy	7.5
Materials	6.2
Communication Services	4.7
Short-Term Investments	4.1
Real Estate	3.1
Utilities	1.8

Top Ten Equity Holdings	(% of Net Assets)
Medtronic Plc	2.2%
Berkshire Hathaway, Inc.	2.1
Chubb Ltd.	1.6
Comcast Corp. - Class A	1.5
Microsoft Corp.	1.4
UnitedHealth Group, Inc.	1.4
American Express Co.	1.3
Wells Fargo & Co.	1.3
McDonald’s Corp.	1.3
DowDuPont, Inc.	1.3

6	Semiannual Report • December 31, 2018

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	ClearBridge Investments, LLC invests primarily in mid-capitalization companies. The team normally invests in stocks selected for their long-term growth potential. The portfolio managers conduct bottom-up, fundamental research and look for attractive valuations, favorable growth and attractive risk/reward profiles, and strong free cash flow and balance sheets.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small-capitalization companies.	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.

Average Annual Total Returns as of December 31, 2018

	1 Year	3 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	-2.10%	9.85%	6.21%
Russell 2500® Growth Index	-7.47%	8.11%	4.36%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.68%(1) and 0.42%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	23.9%
Healthcare	19.7
Industrials	14.9
Consumer Discretionary	12.8
Financials	9.5
Consumer Staples	5.8
Materials	4.8
Real Estate	2.8
Communication Services	2.5
Short-Term Investments	2.2
Energy	1.0
Utilities	0.1

Top Ten Equity Holdings	(% of Net Assets)
Workday, Inc.	1.9%
Splunk, Inc.	1.8
Palo Alto Networks, Inc.	1.4
IDEX Corp.	1.4
Rockwell Automation, Inc.	1.3
Atlassian Corp. Plc	1.2
Ross Stores, Inc.	1.1
Advance Auto Parts, Inc.	1.1
SBA Communications Corp.	1.0
Fortinet, Inc.	1.0

Semiannual Report • December 31, 2018	7

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom-up value-oriented investment process. Vaughan Nelson seeks companies that typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small-capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	Advisory Research, Inc. uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that Advisory Research believes are profitable, undervalued on a price-to-book basis and exhibit low levels of leverage.
BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small-capitalization companies.

LSV Asset Management

primarily invests in medium-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.

		Diamond Hill Capital Management, Inc. focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, Diamond Hill concentrates on the fundamental economic drivers of the business. The primary focus is on bottom-up analysis, which takes into consideration earnings, revenue growth, operating margins, and other economic factors.	MFS Investment Management primary invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions.

Average Annual Total Returns as of December 31, 2018

	1 Year	3 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	-14.43%	4.09%	1.44%
Russell 2500® Value Index	-12.36%	6.59%	2.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.72%(1) and 0.50%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

8	Semiannual Report • December 31, 2018

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	24.5%
Industrials	15.0
Information Technology	12.4
Consumer Discretionary	9.6
Real Estate	8.1
Utilities	7.6
Materials	5.3
Healthcare	4.7
Energy	4.4
Short-Term Investments	4.1
Consumer Staples	2.2
Communication Services	2.1

Top Ten Equity Holdings	(% of Net Assets)
Reinsurance Group of America, Inc.	1.0%
Fidelity National Information Services, Inc.	1.0
The Brink’s Co.	0.8
Discover Financial Services	0.7
TriMas Corp.	0.7
Alleghany Corp.	0.7
WPX Energy, Inc.	0.7
Entergy Corp.	0.7
Cannae Holdings, Inc.	0.6
IQVIA Holdings, Inc.	0.6

Semiannual Report • December 31, 2018	9

Bridge Builder International Equity Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of large-capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Baillie Gifford Overseas Limited aims to add value through active management, by making long-term investments in well managed, quality businesses that enjoy sustainable competitive advantages in their marketplace.	BlackRock Investment Management, LLC’s equity index strategies invest in portfolios of international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for value and growth equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Edinburgh Partners Limited employs a disciplined, value-oriented, global investment strategy to select stocks. Edinburgh Partners aims to identify and buy undervalued non-U.S. companies, including those in the emerging markets, and hold them until share prices reflect their long-term earnings potential.	Manning & Napier Advisors, LLC uses a bottom-up strategy focusing on individual security selection to choose stocks from companies outside the U.S. Manning & Napier uses fundamental analysis to look for companies trading at attractive valuations and for strong strategic profiles, companies with competitive strength in rebounding industries, and businesses going through restructuring.
Pzena Investment Management, LLC employs a deep value investment approach, emphasizing larger capitalization equity securities in international developed markets.	Mondrian Investment Partners Limited employs an active, value-oriented approach to managing international equities, and invests in securities where rigorous dividend discount analysis identifies value in terms of the long-term flow of income. The philosophy is built upon the assumption that dividend yield and future real growth are critical in determining a company’s total expected return and that the dividend component will be a meaningful portion of the expected return over time.	WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

Average Annual Total Returns as of December 31, 2018

	1 Year	3 Years	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	-13.27%	4.11%	1.99%
MSCI EAFE Index	-13.79%	2.87%	1.01%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.66%(1) and 0.39%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

10	Semiannual Report • December 31, 2018

Bridge Builder International Equity Fund

Fund Characteristics and Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	17.7%
Industrials	12.1
Healthcare	11.7
Consumer Discretionary	11.3
Information Technology	11.2
Consumer Staples	10.4
Communication Services	9.7
Energy	5.9
Short-Term Investments	3.6
Materials	2.9
Utilities	2.7
Real Estate	0.8

Country Breakdown	(% of Long-Term Investments)
Japan	15.6%
United Kingdom	14.9
Switzerland	8.3
France	6.9
Hong Kong	5.6
Germany	5.5
Netherlands	5.1
Spain	4.0
China	4.0
Sweden	3.1
Other	27.0

Top Ten Equity Holdings	(% of Net Assets)
Novartis AG	1.4%
China Mobile Ltd.	1.4
Tesco Plc	1.4
Sanofi SA	1.4
Roche Holding AG	1.2
BP Plc	1.2
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1.1
Eni SpA	1.1
Keyence Corp.	1.0
AIA Group Ltd.	1.0

ADR American Depositary Receipt

Semiannual Report • December 31, 2018	11

Bridge Builder Mutual Funds

Fund Characteristics and Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)

Olive Street has contractually agreed, until at least October 28, 2019, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees a Fund is required to pay the Fund’s sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.

(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage- backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small- and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Barclays Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

The MSCI EAFE Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across developed markets countries around the world, excluding the US and Canada. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend.

The MSCI EAFE Value Index captures large and mid-cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

12	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Fund Characteristics and Performance (Unaudited) (Continued)

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Semiannual Report • December 31, 2018	13

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund				0.14%
	Actual	$1,000.00	$1,017.20		$0.71
	Hypothetical	1,000.00	1,024.50		0.71
Bridge Builder Core Plus Bond Fund				0.24
	Actual	1,000.00	1,016.30		1.22
	Hypothetical	1,000.00	1,024.00		1.22
Bridge Builder Municipal Bond Fund				0.18
	Actual	1,000.00	1,014.80		0.91
	Hypothetical	1,000.00	1,024.30		0.92
Bridge Builder Large Cap Growth Fund				0.23
	Actual	1,000.00	941.80		1.13
	Hypothetical	1,000.00	1,024.05		1.17
Bridge Builder Large Cap Value Fund				0.25
	Actual	1,000.00	918.90		1.21
	Hypothetical	1,000.00	1,023.95		1.28
Bridge Builder Small/Mid Cap Growth Fund				0.40
	Actual	1,000.00	907.40		1.92
	Hypothetical	1,000.00	1,023.19		2.04
Bridge Builder Small/Mid Cap Value Fund				0.44
	Actual	1,000.00	857.10		2.06
	Hypothetical	1,000.00	1,022.99		2.24
Bridge Builder International Equity Fund				0.36
	Actual	1,000.00	889.00		1.71
	Hypothetical	1,000.00	1,023.39		1.84

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.

14	Semiannual Report • December 31, 2018

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 98.51%
Asset-Backed Obligations – 12.50%
Zais CLO 8 Ltd, 3.39% (3 Month LIBOR USD + 0.95%), Apr. 2029 (1)(2)	$40,000,000	$39,331,320
Other Securities (1)(2)(3)(4)(8)(12)(13)	1,989,401,445	1,973,796,961

Total Asset-Backed Obligations		2,013,128,281

Corporate Bonds – 29.64%
Basic Materials – 1.36%
Various Securities (1)(2)(8)	215,869,000	219,301,498

Total Basic Materials		219,301,498

Communications – 1.90%
Various Securities (1)	311,835,500	306,592,183

Total Communications		306,592,183

Consumer, Cyclical – 1.63%
Various Securities (1)(2)(12)	269,872,967	262,791,291

Total Consumer, Cyclical		262,791,291

Consumer, Non-cyclical – 3.87%
Cigna Corp., 4.38%, Oct. 2028 (1)	30,325,000	30,512,713
Other Securities (1)(2)	606,555,372	592,184,683

Total Consumer, Non-cyclical		622,697,396

Diversified – 0.06%
Various Securities (1)	9,539,000	9,559,282

Total Diversified		9,559,282

Energy – 3.09%
Various Securities (1)(2)	503,068,000	496,922,231

Total Energy		496,922,231

Financials – 12.23%
Various Securities (1)(2)(3)(8)(12)	1,996,579,813	1,969,817,279

Total Financials		1,969,817,279

Industrials – 1.45%
Various Securities (1)(3)	237,326,441	232,834,610

Total Industrials		232,834,610

Technology – 1.19%
Various Securities (1)	195,911,000	192,051,024

Total Technology		192,051,024

Utilities – 2.86%
Various Securities (1)(3)	469,424,996	461,279,916

Total Utilities		461,279,916

Total Corporate Bonds		4,773,846,710

Government Related – 20.60%
Other Government Related – 2.70%
Various Securities (1)(2)(9)	424,493,000	434,868,207

Total Other Government Related		434,868,207

U.S. Treasury – 17.90%
U.S. Treasury Inflation Indexed Bonds, 0.63%, Apr. 2023 (10)	31,494,614	30,973,001
U.S. Treasury Note/Bond, 1.75%, Feb. 2022	30,000,000	29,345,303
U.S. Treasury Note/Bond, 1.75%, Mar. 2022	63,550,000	62,123,798
U.S. Treasury Note/Bond, 1.88%, Mar. 2022	67,050,000	65,791,446
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	42,125,000	40,240,125
U.S. Treasury Note/Bond, 2.13%, Dec. 2022	55,602,000	54,820,236

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	15

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

	Principal Amount	Value
U.S. Treasury – 17.90% – (continued)
U.S. Treasury Note/Bond, 2.13%, May 2025	$37,000,000	$36,014,413
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	175,186,000	171,396,543
U.S. Treasury Note/Bond, 2.25%, Nov. 2027	36,400,000	35,188,465
U.S. Treasury Note/Bond, 2.50%, May 2024	75,188,000	75,049,097
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	48,850,000	44,353,424
U.S. Treasury Note/Bond, 2.63%, Feb. 2023	31,103,000	31,261,905
U.S. Treasury Note/Bond, 2.75%, Nov. 2020	38,696,000	38,864,047
U.S. Treasury Note/Bond, 2.88%, Sep. 2023	34,920,000	35,486,116
U.S. Treasury Note/Bond, 2.88%, Nov. 2023	84,027,000	85,485,771
U.S. Treasury Note/Bond, 2.88%, May 2043	157,825,000	154,346,622
U.S. Treasury Note/Bond, 3.00%, Feb. 2048	31,978,000	31,862,478
U.S. Treasury Note/Bond, 3.13%, May 2048	36,887,400	37,652,493
U.S. Treasury Note/Bond, 3.13%, Nov. 2028	51,248,000	53,193,092
U.S. Treasury Note/Bond, 3.50%, Feb. 2039	101,649,100	111,334,285
U.S. Treasury Note/Bond, 3.63%, Feb. 2044	40,750,000	45,218,530
U.S. Treasury Note/Bond, 3.75%, Nov. 2043	48,150,000	54,474,762
U.S. Treasury Note/Bond, 4.75%, Feb. 2037	37,619,000	47,992,887
U.S. Treasury Strip Coupon, 0.00%, Aug. 2020	34,113,000	32,732,467
U.S. Treasury Strip Coupon, 0.00%, Feb. 2022	33,917,000	31,350,596
U.S. Treasury Strip Coupon, 0.00%, Feb. 2023	61,562,000	55,456,165
U.S. Treasury Strip Coupon, 0.00%, May 2023	30,855,000	27,608,285
U.S. Treasury Strip Principal, 0.00%, Nov. 2041	55,300,000	27,858,626
U.S. Treasury Note/Bond, 0.75%-8.75%, Jan. 2019-Aug. 2048	832,437,600	843,107,818
U.S. Treasury Strip Coupon, 0.00%, May 2019-Aug. 2041 (9)	564,024,000	441,478,145
Other Securities (10)	62,833,171	50,479,752

Total U.S. Treasury		2,882,540,693

Total Government Related		3,317,408,900

Mortgage-Backed Obligations – 35.77%
Fannie Mae, 2.60%, Dec. 2026 (4)	43,307,000	41,212,323
Fannie Mae, 3.00%, Jan. 2026 (11)	36,085,000	36,007,540
Fannie Mae, 3.00%, Nov. 2046	30,929,665	30,195,693
Fannie Mae, 3.06%, May 2027 (4)	29,130,000	28,532,416
Fannie Mae, 3.38%, Jul. 2028 (4)	43,357,968	43,525,023
Fannie Mae, 3.50%, Jul. 2042	27,478,548	27,701,587
Fannie Mae, 3.50%, Nov. 2047	41,110,676	41,140,391
Fannie Mae, 4.00%, Jan. 2048	31,060,651	31,778,582
Fannie Mae, 5.00%, Jan. 2041 (11)	29,725,000	31,145,459
Freddie Mac, 3.00%, Sep. 2046	31,308,082	30,557,722
Freddie Mac, 3.19%, Jul. 2027	38,013,000	37,759,716
Freddie Mac, 3.19%, Sep. 2027 (4)	35,150,000	34,824,363
Freddie Mac, 3.50%, Oct. 2047	42,875,510	42,879,375
Freddie Mac, 3.85%, May 2028 (4)	27,670,000	28,754,135
Freddie Mac, 3.90%, Apr. 2028	38,270,000	39,889,189
Ginnie Mae, 3.50%, Jan. 2043 (11)	27,460,000	27,647,268
Ginnie Mae, 3.50%, Apr. 2046	40,120,832	40,461,169
Ginnie Mae, 4.00%, Jan. 2042 (11)	36,030,000	36,897,165
GS Mortgage Securities Trust 2018-GS10, 4.26%, Jul. 2051	28,521,000	29,674,771
New Residential Mortgage Loan Trust 2018-RPL1, 3.50%, Dec. 2057 (1)(4)	28,289,179	28,143,691
Fannie Mae, 1.47%-10.00%, Mar. 2019-Dec. 2048 (2)(11)	1,656,402,932	1,666,000,598
Fannie Mae, 2.28%-4.33%, Aug. 2019-Aug. 2030 (2)(4)	150,835,257	148,466,290
Freddie Mac, 0.85%-4.05%, Jun. 2020-Oct. 2033 (2)(4)	534,025,111	393,873,459
Freddie Mac, 2.00%-10.00%, Sep. 2019-Dec. 2048 (11)	785,363,684	791,189,384
Ginnie Mae, 2.50%-8.50%, Mar. 2025-May 2063 (4)(11)	532,776,339	541,496,112
Other Securities (1)(2)(3)(4)(5)(12)	1,674,232,133	1,529,491,613

Total Mortgage-Backed Obligations		5,759,245,034

Total Bonds & Notes (Cost: $15,991,212,741)		15,863,628,925

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report • December 31, 2018

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Co., 5.35%	95,000	$2,268,600

Total Preferred Stocks (Cost: $2,375,000)		2,268,600

SHORT-TERM INVESTMENTS – 2.45%
Money Market Funds – 2.44%
Fidelity Institutional Money Market Government Fund – Class I , 2.25% (6)(7)	196,352,655	196,352,655
Goldman Sachs Financial Square Government Fund – Class I , 2.34% (6)(7)	196,913,257	196,913,257

Total Money Market Funds		393,265,912

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, Mar. 2019 (9)	$1,000,000	994,291

Total U.S. Treasury Bills		994,291

Total Short-Term Investments (Cost: $394,261,038)		394,260,203

TOTAL INVESTMENTS IN SECURITIES – 100.97% (Cost: $16,387,848,779)		16,260,157,728
TBA SALE COMMITMENTS – (0.06)%
Mortgage-Backed Obligations – (0.06)%
Fannie Mae, 3.50%, Jan. 2026 (14)	(1,000,000)	(1,012,197)
Freddie Mac Gold Pool, 4.00%, Jan. 2041 (14)	(8,000,000)	(8,155,435)

Total TBA Sale Commitments (Proceeds Received: $9,078,594)		(9,167,632)

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.91)%		(146,908,092)

TOTAL NET ASSETS – 100.00%		$16,104,082,004

Percentages are stated as a percent of net assets.

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,818,168,509, which represents 17.50% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2018.

(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2018.

(4)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2018.

(5)	Inverse floating rate security or includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(6)	Partially assigned as collateral for certain delayed delivery securities.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

(8)	Includes securities in default as of December 31, 2018. The value of these securities total $607,426, which represents 0.00% of total net assets.

(9)	Partially assigned as collateral for certain futures contracts. The value of these pledged issues total $5,819,900 which represents 0.04% of total net assets.

(10)	Inflation protected security or includes inflation protected securities. The value of these securities total $38,009,726, which represents 0.24% of total net assets.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	17

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

(11)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities total $233,265,881, which represents 1.45% of total net assets.

(12)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $87,518,593 or 0.54% of total net assets.

(13)	Includes a security that is restricted at December 31, 2018. The value of the restricted security totals $1,921,368, which represents 0.01% of total net assets.

(14)	Delayed delivery sale commitment security or includes delayed delivery sales commitment securities. The value of these securities total $9,167,632, which represents 0.06% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,213	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2019	$137,082,025	$139,115,937	$2,033,912
1,086	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2019	229,377,904	230,571,375	1,193,471
1,463	U.S. Ultra Long-Term Bond Future	J.P. Morgan	Mar. 2019	223,606,917	235,040,094	11,433,177

						14,660,560

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(2,042)	U.S. 10 Year Bond Future	J.P. Morgan	Mar. 2019	$(245,877,064)	$(249,155,906)	$(3,278,842)
(184)	U.S. Long Bond Future	J.P. Morgan	Mar. 2019	(26,091,304)	(26,864,000)	(772,696)

						(4,051,538)

						$10,609,022

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.49%	U.S. Federal Funds Effective Rate	Received	Annually	10/31/2025	$95,670,000	$613	$(972,169)	$(971,556)

						$613	$(972,169)	$(971,556)

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report • December 31, 2018

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount		Value
BONDS & NOTES – 99.07%
Asset-Backed Obligations – 13.98%
Countrywide Asset-Backed Certificates, 2.69% (1 Month LIBOR USD + 0.18%, 0.18% Floor), Mar. 2036 (2)		$46,836,712	$44,402,056
RASC Series 2007-KS3 Trust, 2.85% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), Apr. 2037 (2)		31,155,046	29,737,719
Saxon Asset Securities Trust 2007-3, 2.82% (1 Month LIBOR USD + 0.31%, 0.31% Floor), Sep. 2047 (2)		34,116,869	32,705,007
St Paul’s CLO VI DAC, 0.85% (3 Month EURIBOR + 0.85%, 0.85% Floor), Aug. 2030 (1)(2)	EUR	38,000,000	43,482,677
Other Securities *(1)(2)(3)(4)(12)		2,035,021,125	1,952,893,226

Total Asset-Backed Obligations			2,103,220,685

Corporate Bonds – 35.87%
Basic Materials – 0.80%
Various Securities *(1)		125,681,000	120,576,896

Total Basic Materials			120,576,896

Communications – 4.67%
Various Securities *(1)(2)(12)		729,817,062	702,200,023

Total Communications			702,200,023

Consumer, Cyclical – 3.17%
General Motors Financial Co., Inc., 3.55%, Apr. 2021		$31,140,000	30,707,748
Other Securities *(1)(2)		452,403,839	445,657,868

Total Consumer, Cyclical			476,365,616

Consumer, Non-cyclical – 5.88%
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, Jul. 2021		$38,640,000	35,516,920
Other Securities *(1)(2)		865,668,617	848,486,650

Total Consumer, Non-cyclical			884,003,570

Diversified – 0.03%
Various Securities		$5,400,000	5,349,450

Total Diversified			5,349,450

Energy – 3.20%
Various Securities *(1)(2)(12)		503,398,726	482,061,242

Total Energy			482,061,242

Financials – 12.65%
Lloyds Banking Group Plc, 7.00% (5 Year Swap Rate GBP + 5.06%), Jun. 2164 (2)	GBP	23,620,000	30,087,261
Other Securities *(1)(2)		1,888,057,890	1,873,551,565

Total Financials			1,903,638,826

Industrials – 2.14%
Various Securities *(1)(2)		327,263,763	322,641,624

Total Industrials			322,641,624

Technology – 1.45%
Various Securities *(1)(2)		224,091,000	217,744,215

Total Technology			217,744,215

Utilities – 1.88%
Various Securities (1)(2)		$288,595,000	282,482,134

Total Utilities			282,482,134

Total Corporate Bonds			5,397,063,596

Convertible Securities – 0.31%
Communications – 0.08%
Various Securities		14,521,628	12,761,577

Total Communications			12,761,577

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	19

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Consumer, Cyclical – 0.01%
Various Securities	$1,634,430	$2,028,762

Total Consumer, Cyclical		2,028,762

Consumer, Non-cyclical – 0.03%
Various Securities	5,405,000	4,950,353

Total Consumer, Non-cyclical		4,950,353

Diversified – 0.01%
Various Securities	1,460,000	1,466,393

Total Diversified		1,466,393

Energy – 0.07%
Various Securities	13,640,000	9,549,720

Total Energy		9,549,720

Financials – 0.03%
Various Securities	5,160,000	4,649,366

Total Financials		4,649,366

Industrials – 0.04%
Various Securities	5,338,000	4,992,842

Total Industrials		4,992,842

Technology – 0.04%
Various Securities	6,780,000	5,950,443

Total Technology		5,950,443

Total Convertible Securities		46,349,456

Government Related – 26.62%
Other Government Related – 2.17%
Various Securities *(1)(2)(3)(12)	51,179,823,796	325,537,938

Total Other Government Related		325,537,938

U.S. Treasury – 24.45%
U.S. Treasury Inflation Indexed Bonds, 0.13%, Apr. 2022 (9)	29,178,638	28,227,702
U.S. Treasury Inflation Indexed Bonds, 0.75%, Jul. 2028 (9)	34,640,824	33,910,113
U.S. Treasury Note/Bond, 2.00%, May 2024	58,440,000	56,860,061
U.S. Treasury Note/Bond, 2.00%, Nov. 2026 (11)	44,737,000	42,735,252
U.S. Treasury Note/Bond, 2.25%, Feb. 2027 (11)	141,695,000	137,690,753
U.S. Treasury Note/Bond, 2.38%, Aug. 2024 (11)	39,200,000	38,841,438
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	62,700,000	56,928,551
U.S. Treasury Note/Bond, 2.63%, Aug. 2020	49,120,000	49,179,359
U.S. Treasury Note/Bond, 2.63%, Jul. 2021	104,785,000	105,142,818
U.S. Treasury Note/Bond, 2.63%, Dec. 2025	58,930,000	59,097,511
U.S. Treasury Note/Bond, 2.75%, Sep. 2020	101,670,000	102,036,911
U.S. Treasury Note/Bond, 2.75%, Jun. 2025 (10)	720,000,000	727,466,191
U.S. Treasury Note/Bond, 2.75%, Feb. 2028	40,500,000	40,739,107
U.S. Treasury Note/Bond, 2.75%, Nov. 2047	47,780,000	45,290,827
U.S. Treasury Note/Bond, 2.88%, Oct. 2020	51,090,000	51,400,901
U.S. Treasury Note/Bond, 2.88%, Oct. 2021	29,680,000	29,990,411
U.S. Treasury Note/Bond, 2.88%, Oct. 2023	150,695,000	153,195,175
U.S. Treasury Note/Bond, 2.88%, Nov. 2023	121,785,000	123,899,278
U.S. Treasury Note/Bond, 2.88%, May 2025 (10)	467,200,000	475,369,912
U.S. Treasury Note/Bond, 2.88%, Jul. 2025 (10)	251,900,000	256,390,571
U.S. Treasury Note/Bond, 2.88%, May 2028	35,000,000	35,562,874
U.S. Treasury Note/Bond, 2.88%, Aug. 2028	44,165,000	44,879,386
U.S. Treasury Note/Bond, 3.00%, Oct. 2025	92,550,000	94,987,051
U.S. Treasury Note/Bond, 3.00%, May 2045 (11)	36,855,000	36,851,118
U.S. Treasury Note/Bond, 3.00%, Feb. 2048	58,795,000	58,582,600
U.S. Treasury Note/Bond, 3.00%, Aug. 2048 (10)	115,742,000	115,394,057

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report • December 31, 2018

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

	Principal Amount	Value
U.S. Treasury – 24.45% – (continued)
U.S. Treasury Note/Bond, 3.13%, Nov. 2028	$197,320,000	$204,809,180
U.S. Treasury Note/Bond, 3.38%, Nov. 2048	269,080,000	288,230,004
U.S. Treasury Note/Bond, 1.38%-4.63%, Jun. 2020-May 2048 (10)(11)	134,950,000	135,885,776
Other Securities (9)	51,830,600	49,431,667

Total U.S. Treasury		3,679,006,555

Total Government Related		4,004,544,493

Mortgage-Backed Obligations – 22.29%
Alternative Loan Trust 2007-OA2, 3.00% (12 month U.S. Treasury Average + 0.84%, 0.84% Floor), Mar. 2047	34,006,694	28,095,953
Fannie Mae Pool, 3.50%, Jan. 2047	36,273,865	36,365,455
Fannie Mae Pool, 4.00%, Jun. 2048	43,609,579	44,478,263
Fannie Mae Pool, 4.50%, May 2048	63,118,367	65,573,984
Fannie Mae Pool, 4.50%, Aug. 2048	29,315,018	30,380,514
Freddie Mac Gold Pool, 3.00%, Aug. 2047	29,187,468	28,471,683
Freddie Mac Gold Pool, 3.50%, Jan. 2026 (5)	42,495,000	43,009,345
Freddie Mac Gold Pool, 3.50%, Aug. 2046	36,910,420	37,048,500
Freddie Mac Gold Pool, 3.50%, Dec. 2047	43,005,876	43,136,358
Freddie Mac Gold Pool, 3.50%, Jan. 2048	29,875,102	29,999,245
Freddie Mac Gold Pool, 3.50%, Mar. 2048	126,417,626	126,671,443
Freddie Mac Gold Pool, 4.00%, Jun. 2048	27,727,360	28,406,672
Freddie Mac Gold Pool, 4.00%, Jul. 2048	27,971,603	28,609,222
Freddie Mac Gold Pool, 4.50%, Jan. 2041 (5)	52,270,000	54,120,787
Ginnie Mae II Pool, 3.50%, Jan. 2048	33,363,734	33,606,831
Fannie Mae Pool, 2.50%-6.50%, Apr. 2025-Aug. 2056 (5)	661,825,016	665,623,565
Freddie Mac Gold Pool, 2.50%-8.00%, Jul. 2030-Nov. 2048 (5)	303,129,842	304,911,192
Ginnie Mae II Pool, 2.50%-5.50%, Jul. 2036-Dec. 2048 (5)	425,723,012	432,012,362
Other Securities *(1)(2)(3)(4)	1,318,570,018	1,293,523,832

Total Mortgage-Backed Obligations		3,354,045,206

Total Bonds & Notes (Cost: $15,027,816,458)		14,905,223,436

BANK LOANS – 2.29%
Various Securities *(2)(12)(14)	370,389,857	344,783,315

Total Bank Loans (Cost: $364,038,276)		344,783,315

	Shares	Value
COMMON STOCKS – 0.02%
Communications – 0.00% (13)
Various Securities (6)(14)	2,911,000	9,588

Consumer, Cyclical – 0.02%
Caesars Entertainment Corp. (6)	338,983	2,301,695

Total Common Stocks (Cost: $4,048,657)		2,311,283

CONVERTIBLE PREFERRED STOCKS – 0.04%
Consumer, Non-Cyclical – 0.04%
Bunge Ltd., 4.88%	68,719	6,665,743

Total Convertible Preferred Stocks (Cost: $7,282,070)		6,665,743

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	21

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

	Shares		Value
SHORT-TERM INVESTMENTS – 5.42%
Money Market Funds – 1.72%
Fidelity Institutional Money Market Government Funds – Class I , 2.25% (7)(8)		129,127,659	$129,127,659
Goldman Sachs Financial Square Government Fund – Class I , 2.34% (7)(8)		128,765,462	128,765,462

Total Money Market Funds			257,893,121

	Principal Amount		Value
Banker’s Acceptances – 0.58%
HSBC Bank, 2.04%, Jan. 2019	CAD	54,400,000	39,824,131
Royal Bank of Canada, 2.01%, Jan. 2019		65,400,000	47,876,805

Total Banker’s Acceptances			87,700,936

Certificate of Deposit – 0.00% (13)
Barclays Bank, 2.89% (3 Month LIBOR + 0.40%), Oct. 2019 (2)		$250,000	250,118

Total Certificate of Deposit			250,118

Commercial Paper – 0.19%
Various Securities		29,180,000	29,056,991

Total Commercial Paper			29,056,991

Foreign Treasury Bills – 2.78%
Japan Treasury Discount Bill, 0.00%, Feb. 2019	JPY	1,800,000,000	16,424,908
Japan Treasury Discount Bill, 0.00%, Mar. 2019		44,050,000,000	402,040,397

Total Foreign Treasury Bills			418,465,305

Repurchase Agreements – 0.10%
J.P. Morgan Securities, 2.95%, dated 12/28/2018, due 01/02/2019, repurchase price $12,201,999 (collateralized by U.S. Treasury Note, value $12,368,367, 1.88%, 02/28/2022)		$12,200,000	12,200,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.13%, dated 12/31/2018, due 01/02/2019, repurchase price $3,000,522 (collateralized by U.S. Treasury Bond value, $3,029,633, 2.75%, 08/15/2047)		3,000,000	3,000,000

Total Repurchase Agreements			15,200,000

U.S. Treasury Bills – 0.05%
U.S. Treasury Bill, 0.00%, Mar. 2019 (11)		6,915,000	6,875,526

Total U.S. Treasury Bills			6,875,526

Total Short-Term Investments (Cost: $803,458,561)			815,441,997

TOTAL INVESTMENTS IN SECURITIES – 106.84% (Cost: $16,206,644,022)			16,074,425,774
LIABILITIES IN EXCESS OF OTHER ASSETS – (6.84)%			(1,029,206,955)

TOTAL NET ASSETS – 100.00%			$15,045,218,819

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report • December 31, 2018

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $3,122,355,166, which represents 20.75% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2018.

(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2018.

(4)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2018.

(5)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities total $143,241,174, which represents 0.95% of total net assets.

(6)	Non-income producing security or includes securities that are non-income producing.

(7)	Partially assigned as collateral for certain delayed delivery securities.

(8)	Represents annualized seven-day yield as of the close of the reporting period.

(9)	Inflation protected security or includes inflation protected securities. The value of these securities total $111,569,482, which represents 0.74% of total net assets.

(10)	All or a portion of these U.S. Treasuries were purchased in a sale-buyback transaction. The value of these securities total $905,178,156, which represents 6.02% of total net assets.

(11)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues total $47,760,480, which represents 0.32% of total net assets.

(12)	Security or includes securities in default as of December 31, 2018. The value of these securities total $67,581,805, which represents 0.45% of total net assets.

(13)	Amount calculated is less than 0.005%.

(14)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $209,588 or 0.00% of the Fund’s net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
408	Australian 10 Year Bond Future	Goldman Sachs	Mar. 2019	AUD	53,581,632	$38,127,408	$387,218
2,176	U.S. 2 Year Note Future	Citigroup Global Markets	Mar. 2019		$458,929,565	461,992,000	3,062,435
1,779	U.S. 2 Year Note Future	Goldman Sachs	Mar. 2019		375,232,544	377,703,938	2,471,394
3,431	U.S. 5 Year Note Future	Citigroup Global Markets	Mar. 2019		387,192,758	393,492,812	6,300,054
7,277	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2019		867,614,176	887,907,703	20,293,527
3	U.S. Ultra Long-Term Bond Future	Citigroup Global Markets	Mar. 2019		457,718	481,969	24,251
1,665	U.S. Ultra Long-Term Bond Future	Goldman Sachs	Mar. 2019		253,836,817	267,492,656	13,655,839

							46,194,718

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(264)	Euro-Bobl Future	Citigroup Global Markets	Mar. 2019	EUR	(34,889,507)	$(40,084,419)	$(109,732)
(634)	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2019		$(72,058,596)	(72,711,875)	(653,279)
(55)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Mar. 2019		(6,930,961)	(7,154,297)	(223,336)

							(986,347)

							$45,208,371

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	23

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
ARS*	340,379,586	USD	8,661,058	01/04/19	Deutsche Bank	$323,094
ARS*	50,667,768	USD	1,289,256	01/04/19	J.P. Morgan	48,095
ARS*	62,906,889	USD	1,620,059	01/11/19	J.P. Morgan	23,134
ARS*	318,633,208	USD	7,801,033	01/16/19	J.P. Morgan	460,847
ARS*	391,047,354	USD	9,319,527	03/13/19	J.P. Morgan	144,344
ARS*	54,265,962	USD	1,365,869	01/22/19	Morgan Stanley	28,904
CHF	4,063,000	USD	4,125,673	02/22/19	J.P. Morgan	28,222
CHF	19,072,000	USD	19,302,137	02/15/19	Morgan Stanley	184,512
EUR	4,274,000	USD	4,909,027	02/22/19	Goldman Sachs	9,781
EUR	7,318,000	USD	8,386,623	01/11/19	J.P. Morgan	5,794
GBP	4,876,000	USD	6,181,555	01/11/19	J.P. Morgan	36,838
IDR*	1,475,948,000	USD	100,398	03/20/19	Deutsche Bank	1,347
JPY	453,293,000	USD	4,034,679	01/25/19	Citigroup Global Markets	109,575
MXN	844,663,000	USD	42,720,388	01/25/19	J.P. Morgan	83,553
RON	2,048,384	USD	502,189	01/18/19	Goldman Sachs	1,854
SEK	36,890,000	USD	4,121,235	02/22/19	Merrill Lynch	58,920
TRY	26,087,000	USD	3,967,655	01/15/19	J.P. Morgan	917,953
TRY	221,714,090	USD	37,186,856	02/19/19	J.P. Morgan	3,553,309
USD	4,077,860	AUD	5,660,000	01/25/19	Citigroup Global Markets	89,089
USD	67,125,681	AUD	91,432,000	01/11/19	J.P. Morgan	2,710,292
USD	4,080,409	CAD	5,350,000	01/25/19	Goldman Sachs	158,852
USD	89,622,051	CAD	119,605,000	02/15/19	J.P. Morgan	1,910,129
USD	9,035,409	CAD	11,942,000	02/15/19	Morgan Stanley	277,783
USD	1,739,058	COP*	5,583,041,086	02/08/19	Goldman Sachs	23,319
USD	3,477,393	COP*	11,166,082,172	02/08/19	J.P. Morgan	45,916
USD	12,216,297	COP*	39,081,287,602	02/08/19	Morgan Stanley	206,126
USD	4,100,445	GBP	3,174,000	02/22/19	Goldman Sachs	44,293
USD	178,431,210	GBP	139,709,000	01/11/19	J.P. Morgan	259,461
USD	4,068,482	NOK	34,392,000	02/22/19	Goldman Sachs	81,237
USD	22,571,400	NZD	33,217,000	02/15/19	J.P. Morgan	257,670
USD	4,104,683	NZD	6,050,000	02/22/19	Merrill Lynch	40,079
USD	8,856,569	PEN*	29,614,597	01/22/19	Morgan Stanley	72,652

					Total Unrealized Appreciation	12,196,974

ARS*	86,555,140	USD	2,276,868	01/15/19	J.P. Morgan	(29,266)
ARS*	345,899,999	USD	6,221,223	02/27/20	J.P. Morgan	(11,309)
AUD	5,660,000	USD	4,116,009	01/25/19	Citigroup Global Markets	(127,237)
AUD	1,858,000	USD	1,324,544	01/11/19	J.P. Morgan	(15,552)
AUD	1,910,000	USD	1,393,790	01/11/19	Morgan Stanley	(48,163)
CAD	5,350,000	USD	4,039,443	01/25/19	Merrill Lynch	(117,886)
CAD	12,800,000	USD	9,647,210	02/15/19	Morgan Stanley	(260,373)
EUR	3,398,000	USD	3,910,928	02/22/19	Merrill Lynch	(281)
GBP	3,174,000	USD	4,077,066	02/22/19	Citigroup Global Markets	(20,914)
NOK	34,392,000	USD	4,052,793	02/22/19	Merrill Lynch	(65,548)
NZD	6,050,000	USD	4,141,122	02/22/19	J.P. Morgan	(76,519)
RUB*	249,817,460	USD	3,680,092	01/30/19	J.P. Morgan	(110,863)
RUB*	2,523,317,626	USD	37,839,359	02/15/19	Morgan Stanley	(1,858,580)
USD	10,065,569	ARS*	391,047,354	01/04/19	J.P. Morgan	(255,934)
USD	6,221,223	ARS*	244,494,064	01/16/19	J.P. Morgan	(118,295)
USD	18,990,565	CHF	18,951,000	02/15/19	J.P. Morgan	(372,454)
USD	4,072,162	CHF	4,063,000	02/22/19	Merrill Lynch	(81,733)
USD	5,679,290	EUR	4,965,000	02/22/19	Citigroup Global Markets	(34,767)
USD	9,809,264	EUR	8,605,000	01/11/19	J.P. Morgan	(59,109)
USD	5,676,350	EUR	4,965,000	02/22/19	Merrill Lynch	(37,706)
USD	274,019,238	EUR	240,590,000	01/11/19	Morgan Stanley	(1,893,810)
USD	1,105,970	EUR	967,565	02/22/19	State Street	(7,568)
USD	11,428,626	EUR	9,931,181	02/22/19	UBS	(846)
USD	2,556,085	GBP	2,011,000	01/11/19	Morgan Stanley	(8,556)

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report • December 31, 2018

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	4,086,065	JPY	453,293,000	01/25/19	Citigroup Global Markets	$(58,190)
USD	391,485,958	JPY	44,050,000,000	03/25/19	J.P. Morgan	(13,209,390)
USD	15,943,595	JPY	1,800,000,000	02/04/19	Morgan Stanley	(525,500)
USD	498,257	RON	2,048,384	01/18/19	Goldman Sachs	(5,786)
USD	2,067,943	SEK	18,445,000	02/22/19	Citigroup Global Markets	(22,134)
USD	2,069,588	SEK	18,445,000	02/22/19	State Street	(20,489)
USD	13,510,588	TRY	72,449,000	01/15/19	J.P. Morgan	(57,759)

					Total Unrealized Depreciation	(19,512,517)

					Net Unrealized Depreciation	$(7,315,543)

*	Non-deliverable forward (See Note 3).

ARS	Argentine Peso

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

COP	Columbian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen
MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

RON	Romanian Leu

RUB	Russian Ruble

SEK	Swedish Krona

TRY	Turkish Lira

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at December 31, 2018	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.HY.31	5.00%	12/20/2023	5.10%	$54,600,000	$(1,610,244)	$501,818	$(1,108,426)
CDX.HY.31	5.00	12/20/2023	5.10	19,300,000	(940,957)	549,151	(391,806)

					$(2,551,201)	$1,050,969	$(1,500,232)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2018	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.EM.28	1.00%	12/20/2022	1.68%		$9,894,000	$(312,566)	$73,958	$(238,608)
CDX.EM.29	1.00	06/20/2023	1.61		2,000,000	(36,557)	(37,437)	(73,994)
CDX.EM.30	1.00	12/20/2023	2.15		10,800,000	(490,770)	(17,870)	(508,640)
Deutsche Bank	1.00	06/20/2019	1.14	EUR	3,400,000	(4,807)	2,110	(2,697)
Deutsche Bank	1.00	12/20/2019	1.46		5,100,000	(39,641)	14,050	(25,591)
General Electric Company	1.00	12/20/2023	2.04		$700,000	(32,361)	524	(31,837)

						$(916,702)	$35,335	$(881,367)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	25

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2018	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Argentine Republic	5.00%	06/20/2019	2.23%	$150,000	$1,044	$(486)	$558
J.P. Morgan	Argentine Republic	5.00	06/20/2023	6.61	200,000	1,306	(21,777)	(20,471)
Deutsche Bank	CMBX.NA.AAA.10	0.50	11/17/2059	0.34	16,450,000	(275,676)	95,149	(180,527)
Goldman Sachs	Federative Republic of Brazil	1.00	06/20/2023	0.13	4,600,000	(226,869)	57,303	(169,566)
Merrill Lynch	Penerbangan Malaysia BHD	1.00	12/20/2023	1.08	9,300,000	(18,584)	(21,085)	(39,669)
Merrill Lynch	Republic of Colombia	1.00	12/20/2023	1.56	10,335,000	(69,791)	(196,358)	(266,149)
Morgan Stanley	Republic of Colombia	1.00	12/20/2023	1.56	18,785,000	(112,294)	(371,461)	(483,755)
J.P. Morgan	Republic of Indonesia	1.00	12/20/2023	1.36	8,895,000	(164,810)	16,498	(148,312)
Merrill Lynch	Republic of Indonesia	1.00	12/20/2023	1.36	9,980,000	(172,159)	5,756	(166,403)
Morgan Stanley	Republic of Indonesia	1.00	12/20/2023	1.36	9,425,000	(124,361)	(32,788)	(157,149)
J.P. Morgan	Republic of South Africa	1.00	06/20/2023	2.06	9,400,000	(582,489)	158,746	(423,743)
J.P. Morgan	Republic of South Africa	1.00	12/20/2023	2.21	16,320,000	(872,804)	(16,640)	(889,444)
J.P. Morgan	Republic of South Africa	1.00	12/20/2023	2.21	4,700,000	(244,385)	(11,766)	(256,151)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	12/20/2022	0.65	1,500,000	(24,788)	4,964	(19,824)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	12/20/2023	0.48	26,600,000	(407,042)	(230,721)	(637,763)
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	06/20/2023	0.56	18,200,000	(473,538)	133,970	(339,568)
Deutsche Bank	United Mexican States	1.00	12/20/2023	0.46	1,700,000	(32,955)	(9,359)	(42,314)
Goldman Sachs	United Mexican States	1.00	06/20/2023	0.57	29,900,000	(208,552)	(326,269)	(534,821)
Goldman Sachs	United Mexican States	1.00	12/20/2023	0.46	10,200,000	(191,907)	(61,978)	(253,885)
J.P. Morgan	United Mexican States	1.00	12/20/2023	0.46	6,300,000	(119,568)	(37,243)	(156,811)
Morgan Stanley	United Mexican States	1.00	12/20/2022	0.72	3,800,000	3,503	(44,165)	(40,662)

						$(4,316,719)	$(909,710)	$(5,226,429)

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report • December 31, 2018

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2024		$84,500,000	$1,272,053	$(1,715,828)	$(443,775)
2.50	3 Month LIBOR	Paid	Quarterly	12/20/2027		94,300,000	2,017,926	(3,482,990)	(1,465,064)
2.50	3 Month LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,281,113)	(274,716)	(1,555,829)
3.00	3 Month LIBOR	Received	Quarterly	12/19/2048		73,800,000	(1,363,241)	(1,136,047)	(2,499,288)
3.00	6 Month AUD BBSW	Paid	Semi-Annual	03/21/2027	AUD	109,400,000	727,158	2,437,002	3,164,160
1.00	6 Month EURIBOR	Received	Semi-Annual	03/20/2029	EUR	16,100,000	64,261	(327,289)	(263,028)
1.50	6 Month GBP LIBOR	Received	Semi-Annual	03/20/2029	GBP	18,700,000	292,289	(414,922)	(122,633)
1.75	6 Month GBP LIBOR	Received	Semi-Annual	03/20/2049		1,500,000	(9,126)	(88,471)	(97,597)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	06/11/2027	MXN	25,800,000	(20,444)	(109,109)	(129,553)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	08/21/2037		900,000	3,468	4,277	7,745
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,223)	(179,271)	(181,494)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	08/14/2037		1,300,000	4,901	6,156	11,057
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	01/23/2023		222,400,000	178,725	207,899	386,624
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	01/05/2023		1,400,000	—	(2,072)	(2,072)
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	—	(3,920)	(3,920)
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	(481)	(3,364)	(3,845)
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	(4,302)	(4,302)
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	(2,470)	(2,470)
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	13,008	(57,615)	(44,607)
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	2,288	2,288
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(25)	8,594	8,569
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	259	259
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(9,971)	61,351	51,380
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		1,600,000	15	3,982	3,997
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		2,400,000	682	5,156	5,838

							$1,887,862	$(5,065,422)	$(3,177,560)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	27

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

Over-the-Counter Total Return Swap Contracts – Long

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Fequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	03/20/2019	$62,000,000	$—	$(1,871,140)	$(1,871,140)
Goldman Sachs	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	03/20/2019	40,000,000	—	(541,589)	(541,589)
J.P. Morgan	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	06/20/2019	50,000,000	—	(1,682,595)	(1,682,595)
Goldman Sachs	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	06/20/2019	50,000,000	—	(1,584,715)	(1,584,715)

						$—	$(5,680,039)	$(5,680,039)

Sale-Buyback Transactions

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas	12/06/18	02/07/19	2.70%	$79,237,567
Goldman Sachs	11/20/18	01/02/19	2.65	246,049,085
Goldman Sachs	12/10/18	01/10/19	2.85	57,961,569
Goldman Sachs	12/13/18	01/24/19	2.50	6,149,115
Morgan Stanley	11/27/18	01/09/19	2.69	9,593,072
Morgan Stanley	12/11/18	01/14/19	2.60	8,989,217
Morgan Stanley	12/13/18	01/03/19	2.94	83,718,083
Morgan Stanley	12/17/18	01/02/19	3.08	203,016,431
Morgan Stanley	12/18/18	01/02/19	3.12	173,036,304
Morgan Stanley	12/27/18	01/03/19	3.40	23,445,664

				$891,196,107

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report • December 31, 2018

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS – 98.25%
Education – 7.81%
Connecticut State Health & Educational Facility Authority, 1.00%, Jul. 2042 (1)(5)	$28,000,000	$27,884,640
Cook County School District No 63 East Maine, 2.38%, Dec. 2028 (1)(2)	10,970,000	11,207,720
School Board of Miami-Dade County, 5.00%, May 2031 (1)	10,000,000	11,306,100
Connecticut State Health & Educational Facilities Authority, 1.80%-5.00%, Jul. 2029-Jul. 2049 (1)(5)	14,720,000	14,756,900
District of Columbia, 5.00%, Jun. 2046 (5)	1,600,000	1,702,736
Illinois Finance Authority, 5.00%, Aug. 2021-Aug. 2049 (5)	3,180,000	3,550,644
New York State Dormitory Authority, 5.00%, Oct. 2028-Oct. 2030 (5)	5,075,000	6,015,009
Other Securities (1)(2)	238,210,000	262,817,534

Total Education		339,241,283

General Obligation – 23.21%
Commonwealth of Massachusetts, 5.00%, Jul. 2036	12,630,000	14,181,848
Commonwealth of Pennsylvania, 5.00%, Mar. 2023	9,970,000	11,092,223
County of Pima AZ, 4.00%, Jul. 2022	13,160,000	14,066,987
District of Columbia, 5.00%, Jun. 2034 (5)	13,100,000	14,745,259
State of Connecticut, 5.00%, Aug. 2019	20,380,000	20,747,044
State of Hawaii, 5.00%, Jan. 2030	15,500,000	18,521,260
State of Illinois, 5.00%, Nov. 2025 (5)	10,550,000	11,278,372
State of Texas, 5.00%, Oct. 2030 (5)	10,000,000	11,352,600
State of Texas, 5.00%, Apr. 2039 (5)	20,000,000	22,008,400
Washington & Multnomah Counties School District No 48J Beaverton, 5.00%, Jun. 2035	12,780,000	14,799,112
Commonwealth of Massachusetts, 1.05%-5.50%, Jul. 2022-Mar. 2046 (1)	29,165,000	31,516,393
District of Columbia, 5.00%, Jun. 2031-Jun. 2035 (5)	17,580,000	20,365,361
State of Illinois, 4.00%-5.50%, Nov. 2019-Jul. 2038 (5)	48,720,000	51,666,420
State of Texas, 2.00%-5.50%, Aug. 2021-Oct. 2041 (1)(3)(5)	21,490,000	23,109,413
Other Securities (1)(2)(3)	666,060,000	729,413,760

Total General Obligation		1,008,864,452

General Revenue – 23.53%
California Pollution Control Financing Authority, 2.15%, Aug. 2023 (1)(2)	17,655,000	17,650,939
City & County of Denver CO, 5.00%, Oct. 2032	10,345,000	10,878,699
Industrial Development Authority of the City of Phoenix, 2.15%, Dec. 2035 (1)	13,000,000	12,997,010
Kentucky Public Energy Authority, 4.00%, Apr. 2048 (1)	10,590,000	11,068,562
Kentucky Public Energy Authority, 4.00%, Dec. 2049 (1)	20,000,000	20,975,200
New Jersey Transportation Trust Fund Authority, 5.00%, Dec. 2033	14,340,000	15,630,313
New York State Dormitory Authority, 5.00%, Mar. 2035 (5)	18,190,000	21,331,777
New York State Urban Development Corp., 5.00%, Mar. 2032	9,500,000	11,103,505
Patriots Energy Group Financing Agency, 4.00%, Oct. 2048 (1)	38,245,000	40,402,400
Southeast Alabama Gas Supply District, 4.00%, Jun. 2049 (1)	11,010,000	11,511,065
State of Texas, 4.00%, Aug. 2019 (5)	39,400,000	39,963,814
District of Columbia, 5.00%, Dec. 2022-Dec. 2036 (5)	9,440,000	10,000,524
Illinois Finance Authority, 4.00%-8.00%, May 2023-May 2047 (5)	5,635,000	5,918,759
Indiana Finance Authority, 2.35%-6.00%, Dec. 2026-Jan. 2051 (1)(5)	18,435,000	19,249,951
Metropolitan Transportation Authority, 2.16% (SIFMA Municipal Swap Index + 0.45%), Nov. 2026 (3)(5)	2,910,000	2,892,103
New York State Dormitory Authority, 5.00%-5.25%, Dec. 2023-Mar. 2033 (5)	13,200,000	15,183,729
State of Illinois, 4.00%-5.00%, Jun. 2019-Jun. 2025 (5)	9,855,000	10,323,245
Other Securities (1)(2)(3)	717,229,000	745,728,907

Total General Revenue		1,022,810,502

Healthcare – 15.01%
City of Murray UT, 1.70%, May 2037 (1)	14,720,000	14,720,000
County of Franklin OH, 5.00%, Nov. 2033 (1)	12,790,000	14,267,245
Illinois Finance Authority, 5.00%, May 2028 (5)	12,620,000	14,734,607
Illinois Finance Authority, 5.00%, Jul. 2057 (1)(5)	10,905,000	12,071,399
Michigan State Hospital Finance Authority, 4.00%, Nov. 2047 (1)	14,255,000	15,353,428
Royal Oak Hospital Finance Authority, 5.00%, Sep. 2039	10,320,000	11,145,806
Washington Health Care Facilities Authority, 5.00%, Oct. 2038	11,320,000	12,362,346
Connecticut State Health & Educational Facility Authority, 4.00%-5.00%, Jul. 2043-Jul. 2046 (5)	2,630,000	2,679,723
District of Columbia, 5.00%, Jul. 2042-Jul. 2052 (5)	1,545,000	1,518,329

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	29

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Healthcare – 15.01% – (continued)
Illinois Finance Authority, 1.75%-5.25%, Feb. 2022-May 2054 (1)(5)	$66,190,000	$72,105,871
Indiana Finance Authority, 5.00%, May 2026-Sep. 2036 (5)	11,475,000	12,997,170
New York State Dormitory Authority, 4.00%-5.00%, Dec. 2019-Jul. 2025 (2)(5)	7,020,000	7,912,634
Other Securities (1)(2)(3)	431,836,250	460,435,920

Total Healthcare		652,304,478

Housing – 3.75%
Alamito Public Facility Corp., 2.50%, Nov. 2021 (1)	15,000,000	15,108,150
District of Columbia Housing Finance Agency, 2.45%, Nov. 2021 (1)	13,750,000	13,825,762
Kentucky Housing Corp., 2.45%, Apr. 2021 (1)	13,000,000	13,061,750
Macon-Bibb County Housing Authority, 2.04%, Apr. 2021 (1)	15,000,000	14,992,500
Other Securities (1)(3)	104,730,000	105,903,654

Total Housing		162,891,816

Transportation – 16.36%
Chicago O’Hare International Airport, 5.00%, Jan. 2032	12,665,000	14,045,995
City of Phoenix Civic Improvement Corp., 5.00%, Jul. 2029	12,865,000	14,143,781
County of Broward FL Airport System Revenue, 5.00%, Oct. 2040	10,000,000	10,887,400
Grand Parkway Transportation Corp., 5.00%, Oct. 2052 (1)	9,610,000	10,769,639
Hillsborough County Aviation Authority, 5.00%, Oct. 2040	12,500,000	13,685,250
Metropolitan Transportation Authority, 5.00%, Sep. 2021 (5)	25,000,000	26,792,250
Metropolitan Transportation Authority, 5.00%, Nov. 2036 (5)	10,000,000	10,944,600
New York State Thruway Authority, 5.00%, May 2019	18,800,000	19,000,032
Triborough Bridge & Tunnel Authority, 2.12% (Secured Overnight Financing Rate + 0.50%), Nov. 2038 (3)	20,000,000	20,036,800
Indiana Finance Authority, 5.00%, Dec. 2024 (5)	3,000,000	3,484,830
Metropolitan Transportation Authority, 0.00%-5.25%, May 2020-Nov. 2045 (1)(3)(5)	21,525,000	21,782,979
Other Securities (1)(3)	492,390,000	545,377,447

Total Transportation		710,951,003

Utilities – 8.58%
City of Atlanta GA Water & Wastewater Revenue, 5.00%, Nov. 2040	14,595,000	16,220,883
City of Charleston SC Waterworks & Sewer System Revenue, 5.00%, Jan. 2040	10,000,000	11,194,600
County of Pima AZ Sewer System Revenue, 5.00%, Jul. 2022	10,000,000	11,025,500
Indiana Finance Authority, 5.25%, Oct. 2038 (5)	15,010,000	16,093,572
Ohio Water Development Authority, 5.00%, Jun. 2028	9,290,000	11,257,065
Utility Debt Securitization Authority, 5.00%, Dec. 2033	12,000,000	13,746,360
Illinois Finance Authority, 5.00%, Jul. 2022-Jul. 2031 (5)	4,070,000	4,680,293
New York City Water & Sewer System, 5.00%, Jun. 2031-Jun. 2039	39,420,000	44,285,871
Other Securities (1)(3)	221,720,000	244,499,955

Total Utilities		373,004,099

Total Municipal Bonds (Cost: $4,245,026,357)		4,270,067,633

	Shares	Value
SHORT-TERM INVESTMENTS – 1.09%
Money Market Funds – 1.09%
Fidelity Institutional Money Market Government Funds – Class I, 2.25% (4)	23,685,972	23,685,972
Goldman Sachs Financial Square Government Fund – Class I, 2.34% (4)	23,685,972	23,685,972

Total Short-Term Investments (Cost: $47,371,944)		47,371,944

TOTAL INVESTMENTS IN SECURITIES – 99.34% (Cost: $4,292,398,301)		4,317,439,577
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.66%		28,696,408

TOTAL NET ASSETS – 100.00%		$4,346,135,985

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report • December 31, 2018

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2018.

(2)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $107,860,620, which represents 2.48% of total net assets.

(3)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2018.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Issuer includes securities in multiple catergories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

Open Futures Contracts

Number of Contracts Sold	Description	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(400)	U.S. 10 Year Bond Future	Merrill Lynch	Mar. 2019	$(47,936,887)	$(48,806,250)	$(869,363)
(100)	U.S. Long Bond Future	Merrill Lynch	Mar. 2019	(14,015,490)	(14,600,000)	(584,510)

						$(1,453,873)

State/U.S. Territory	Percentage of Net Assets
Alabama	1.01%
Alaska	0.10
Arizona	2.26
Arkansas	0.02
California	4.03
Colorado	2.33
Connecticut	2.77
Delaware	0.31
District of Columbia	2.20
Florida	6.14
Georgia	1.88
Guam	0.04
Hawaii	0.78
Idaho	0.08
Illinois	10.48
Indiana	1.81
Iowa	0.21
Kansas	0.21
Kentucky	2.03
Louisiana	1.13
Maine	0.14
Maryland	2.95
Massachusetts	2.39
Michigan	3.10
Minnesota	0.66
Mississippi	0.25
Missouri	0.69
Montana	0.03
Nebraska	0.24
Nevada	1.07

State/U.S. Territory (Continued)	Percentage of Net Assets
New Hampshire	0.53%
New Jersey	3.24
New Mexico	0.30
New York	10.38
North Carolina	1.08
Ohio	1.97
Oklahoma	1.08
Oregon	0.70
Pennsylvania	4.77
Puerto Rico	0.09
Rhode Island	0.21
South Carolina	2.05
South Dakota	0.10
Tennessee	1.12
Texas	11.94
U.S. Virgin Islands	0.07
Utah	0.63
Vermont	0.10
Virginia	1.95
Washington	2.29
West Virginia	0.23
Wisconsin	2.08

Total Municipal Bonds	98.25

SHORT-TERM INVESTMENTS	1.09

TOTAL INVESTMENTS IN SECURITIES	99.34
OTHER ASSETS IN EXCESS OF LIABILITIES	0.66

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	31

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.99%
Communication Services – 10.60%
Alphabet, Inc. – Class A (1)	163,191	$170,528,067
Alphabet, Inc. – Class C (1)	129,029	133,623,723
Facebook, Inc. (1)	745,014	97,663,885
Netflix, Inc. (1)	189,319	50,673,124
Tencent Holdings Ltd. – ADR	1,013,229	39,992,149
Walt Disney Co.	778,285	85,338,950
Other Securities (1)	729,304	39,457,497

Total Communication Services		617,277,395

Consumer Discretionary – 16.57%
Alibaba Group Holding Ltd. – ADR (1)	277,151	37,989,088
Amazon.com, Inc. (1)	119,326	179,224,072
Booking Holdings, Inc. (1)	32,214	55,486,038
Lowes Companies, Inc.	1,169,471	108,012,342
McDonald’s Corp.	379,999	67,476,422
Nike, Inc.	1,071,304	79,426,479
TJX Companies, Inc.	1,554,097	69,530,300
Yum! Brands, Inc.	1,133,753	104,214,576
Other Securities (1)	2,835,830	263,324,609

Total Consumer Discretionary		964,683,926

Consumer Staples – 6.62%
Coca Cola Co.	1,930,722	91,419,687
Lauder Estee Companies, Inc.	675,632	87,899,723
Mondelez International, Inc.	1,586,959	63,525,969
Procter & Gamble Co.	690,486	63,469,473
Other Securities (1)	812,033	79,302,609

Total Consumer Staples		385,617,461

Energy – 2.30%
Chevron Corp.	481,950	52,431,340
Other Securities (1)	1,542,738	81,333,719

Total Energy		133,765,059

Financials – 6.48%
Bank of America Corp.	1,695,260	41,771,206
Intercontinental Exchange, Inc.	894,033	67,347,506
SunTrust Banks, Inc.	892,125	44,998,785
Wells Fargo & Co.	1,145,610	52,789,709
Other Securities (1)	2,375,913	170,242,435

Total Financials		377,149,641

Healthcare – 16.72%
Abbott Laboratories	1,194,129	86,371,351
Becton Dickinson and Co.	323,987	73,000,751
Johnson & Johnson	627,541	80,984,166
Medtronic Plc	813,625	74,007,330
Novo Nordisk A/S – ADR	1,535,044	70,719,477
Pfizer, Inc.	1,367,950	59,711,018
Regeneron Pharmaceuticals, Inc. (1)	211,981	79,174,904
UnitedHealth Group, Inc.	394,359	98,242,714
Other Securities (1)	3,288,305	351,439,139

Total Healthcare		973,650,850

Industrials – 5.81%
Boeing Co.	138,020	44,511,450
Honeywell International, Inc.	355,594	46,981,079
United Technologies Corp.	431,065	45,899,801
Other Securities (1)	1,792,875	201,002,924

Total Industrials		338,395,254

	Shares	Value
Information Technology – 26.77%
Adobe Systems, Inc. (1)	194,599	$44,026,078
Alliance Data Systems Corp.	277,533	41,652,153
Analog Devices, Inc.	481,572	41,333,325
Apple, Inc.	1,010,835	159,449,113
Autodesk, Inc. (1)	619,926	79,728,683
Automatic Data Processing, Inc.	523,082	68,586,512
Cisco Systems, Inc.	1,691,433	73,289,792
FleetCor Technologies, Inc. (1)	431,882	80,209,125
Intuit, Inc.	327,472	64,462,863
Mastercard, Inc.	257,281	48,536,061
Microsoft Corp.	2,628,600	266,986,902
Salesforce.com, Inc. (1)	941,213	128,917,945
Visa, Inc.	1,352,336	178,427,212
Other Securities (1)	2,836,269	282,831,899

Total Information Technology		1,558,437,663

Materials – 3.11%
Ecolab, Inc.	624,140	91,967,029
Linde Plc	432,691	67,517,104
Other Securities (1)	237,091	21,380,014

Total Materials		180,864,147

Real Estate – 2.01%
Equinix, Inc.	219,581	77,415,477
Other Securities (1)	576,562	39,857,158

Total Real Estate		117,272,635

Total Common Stocks (Cost: $4,967,004,703)		5,647,114,031

RIGHTS – 0.00% (2)
Consumer Staples – 0.00% (2)
Herbalife Ltd., expires 8/21/2019 – CVR (1)(4)	93,853	—

Total Rights (Cost: $0)		—

SHORT-TERM INVESTMENTS – 2.78%
Money Market Funds – 2.78%
Goldman Sachs Financial Square Government Fund – Class I, 2.34% (3)	80,794,904	80,794,904
JPMorgan U.S. Government Money Market Fund – Class I, 2.31% (3)	80,794,905	80,794,905

Total Short-Term Investments (Cost: $161,589,809)		161,589,809

TOTAL INVESTMENTS IN SECURITIES – 99.77% (Cost: $5,128,594,512)		5,808,703,840
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.23%		13,175,692

TOTAL NET ASSETS – 100.00%		$5,821,879,532

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report • December 31, 2018

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

CVR Contingent Value Right

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of this security totals $0, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	33

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.64%
Communication Services – 4.67%
Alphabet, Inc. – Class C (1)	80,761	$83,636,899
Comcast Corp. – Class A	3,125,123	106,410,438
Other Securities (1)	2,879,366	146,560,336

Total Communication Services		336,607,673

Consumer Discretionary – 10.80%
Dollar General Corp.	484,590	52,374,487
McDonald’s Corp.	508,897	90,364,840
Michelin	534,458	52,605,143
Nike, Inc.	843,948	62,570,305
TJX Companies, Inc.	1,165,064	52,124,963
Other Securities (1)	10,195,400	468,732,149

Total Consumer Discretionary		778,771,887

Consumer Staples – 7.58%
Coca Cola Co.	1,750,664	82,893,940
Colgate Palmolive Co.	1,086,300	64,656,576
Costco Wholesale Corp.	261,088	53,186,237
Diageo Plc – ADR	391,056	55,451,741
PepsiCo, Inc.	673,946	74,457,554
Procter & Gamble Co.	591,063	54,330,511
Other Securities (1)	2,940,149	161,601,608

Total Consumer Staples		546,578,167

Energy – 7.51%
Hess Corp.	1,288,921	52,201,301
Occidental Petroleum Corp.	1,076,535	66,077,718
Other Securities (1)	14,387,045	423,219,029

Total Energy		541,498,048

Financials – 17.80%
American Express Co.	996,296	94,966,935
Berkshire Hathaway, Inc. (1)	735,039	150,080,263
Chubb Ltd.	878,648	113,503,749
Citigroup, Inc.	1,267,056	65,962,935
JPMorgan Chase & Co.	673,546	65,751,560
Marsh & McLennan Companies, Inc.	682,366	54,418,688
PNC Financial Services Group, Inc.	451,458	52,779,955
Wells Fargo & Co.	1,966,319	90,607,980
Other Securities (1)	21,977,163	595,257,653

Total Financials		1,283,329,718

Healthcare – 13.40%
Anthem, Inc.	206,175	54,147,740
Baxter International, Inc.	838,122	55,165,190
Cigna Corp.	293,232	55,690,563
Danaher Corp.	613,964	63,311,968
Johnson & Johnson	655,632	84,609,310
Medtronic Plc	1,750,865	159,258,680
Merck & Co., Inc.	1,037,740	79,293,713
Pfizer, Inc.	1,384,246	60,422,338
Sanofi – ADR	2,063,583	89,580,138
UnitedHealth Group, Inc.	406,911	101,369,668
Other Securities (1)	2,604,061	163,265,162

Total Healthcare		966,114,470

Industrials – 12.26%
General Dynamics Corp.	344,455	54,151,771
Union Pacific Corp.	430,589	59,520,317

	Shares	Value
United Technologies Corp.	648,717	$69,075,423
Other Securities (1)	14,055,875	701,567,205

Total Industrials		884,314,716

Information Technology – 10.54%
Accenture Plc	368,763	51,999,271
Apple, Inc.	388,011	61,204,855
Broadcom, Inc.	208,687	53,064,930
Cisco Systems, Inc.	1,476,245	63,965,696
Microsoft Corp.	1,028,321	104,446,564
NXP Semiconductors NV	729,329	53,445,229
Oracle Corp.	1,962,413	88,602,947
Visa, Inc.	418,605	55,230,744
Other Securities (1)	5,442,807	228,357,573

Total Information Technology		760,317,809

Materials – 6.13%
DowDuPont, Inc.	1,686,475	90,192,683
Ecolab, Inc.	408,831	60,241,248
Linde Plc	572,324	89,305,437
Lyondellbasell Industries NV	718,846	59,779,233
Other Securities (1)	2,044,954	142,154,526

Total Materials		441,673,127

Real Estate – 3.13%
American Tower Corp.	489,626	77,453,937
Public Storage	298,553	60,430,113
Other Securities (1)	2,562,433	87,688,826

Total Real Estate		225,572,876

Utilities – 1.82%
Various Securities (1)	2,373,129	131,205,176

Total Utilities		131,205,176

Total Common Stocks (Cost: $6,895,897,110)		6,895,983,667

SHORT-TERM INVESTMENTS – 4.04%
Money Market Funds – 4.04%
Goldman Sachs Financial Square Government Fund – Class I, 2.34% (2)	145,720,969	145,720,969
JPMorgan U.S. Government Money Market Fund – Class I, 2.31% (2)	145,720,968	145,720,968

Total Short-Term Investments (Cost: $291,441,937)		291,441,937

TOTAL INVESTMENTS IN SECURITIES – 99.68% (Cost: $7,187,339,047)		7,187,425,604
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.32%		23,123,092

TOTAL NET ASSETS – 100.00%		$7,210,548,696

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report • December 31, 2018

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	35

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.59%
Communication Services – 2.50%
John Wiley & Sons, Inc.	460,555	$21,632,268
Live Nation Entertainment, Inc. (1)	652,979	32,159,216
Other Securities (1)	1,111,981	27,810,191

Total Communication Services		81,601,675

Consumer Discretionary – 12.74%
Advance Auto Parts, Inc.	224,459	35,343,314
Expedia Group, Inc.	250,816	28,254,422
GrubHub, Inc. (1)	331,639	25,473,192
Marriott International, Inc.	210,902	22,895,521
MercadoLibre, Inc.	98,176	28,750,842
Ross Stores, Inc.	425,080	35,366,656
Tractor Supply Co.	268,471	22,401,220
Ulta Beauty, Inc. (1)	100,479	24,601,278
Other Securities (1)	4,088,883	191,877,968

Total Consumer Discretionary		414,964,413

Consumer Staples – 5.84%
Flowers Foods, Inc.	1,040,000	19,208,800
Hormel Foods Corp.	435,000	18,565,800
The J. M. Smucker Co.	198,000	18,511,020
Other Securities (1)	2,398,676	133,796,769

Total Consumer Staples		190,082,389

Energy – 1.04%
Various Securities (1)	2,556,812	33,729,520

Total Energy		33,729,520

Financials – 9.48%
Arthur J. Gallagher & Co.	363,000	26,753,100
Everest Re Group Ltd.	141,481	30,808,903
Northern Trust Corp.	278,506	23,280,317
The Progressive Corp.	334,730	20,194,261
Other Securities (1)	4,052,002	207,656,784

Total Financials		308,693,365

Healthcare – 19.65%
BioMarin Pharmaceutical, Inc. (1)	235,389	20,043,373
Bio-Techne Corp.	157,836	22,842,026
Catalent, Inc. (1)	654,360	20,402,945
Edwards Lifesciences Corp. (1)	124,838	19,121,436
IDEXX Laboratories, Inc. (1)	130,415	24,259,798
Integra LifeSciences Holdings Corp. (1)	684,500	30,870,950
Medidata Solutions, Inc. (1)	355,012	23,934,909
Mettler-Toledo International, Inc. (1)	46,160	26,107,173
NuVasive, Inc. (1)	383,550	19,008,738
Veeva Systems, Inc. (1)	197,426	17,634,090
Waters Corp. (1)	143,266	27,027,131
Other Securities (1)	8,790,346	388,808,939

Total Healthcare		640,061,508

Industrials – 14.83%
AMETEK, Inc.	264,690	17,919,513
Fortive Corp.	323,475	21,886,319
IDEX Corp.	355,572	44,894,521
Nordson Corp.	215,299	25,695,936
Ritchie Bros Auctioneers, Inc.	568,000	18,584,960
Rockwell Automation, Inc.	277,727	41,792,359

	Shares	Value
Verisk Analytics, Inc. (1)	239,562	$26,121,840
Other Securities (1)	6,717,476	286,110,020

Total Industrials		483,005,468

Information Technology – 23.90%
Aspen Technology, Inc. (1)	357,898	29,412,058
Atlassian Corp. Plc (1)	448,654	39,921,233
Fortinet, Inc. (1)	473,038	33,316,066
LogMeIn, Inc.	258,630	21,096,449
Palo Alto Networks, Inc. (1)	250,287	47,141,556
Red Hat, Inc. (1)	167,825	29,476,783
ServiceNow, Inc. (1)	168,806	30,055,908
Splunk, Inc. (1)	552,953	57,977,122
Workday, Inc. (1)	384,827	61,449,175
Other Securities (1)	7,576,333	428,634,487

Total Information Technology		778,480,837

Materials – 4.81%
AptarGroup, Inc.	321,661	30,258,650
Berry Global Group, Inc. (1)	558,732	26,556,532
International Flavors & Fragrances, Inc.	139,935	18,789,072
Martin Marietta Materials, Inc.	127,292	21,877,676
Other Securities (1)	2,198,223	59,351,758

Total Materials		156,833,688

Real Estate – 2.75%
Jones Lang LaSalle, Inc.	153,994	19,495,640
SBA Communications Corp. (1)	211,111	34,176,760
Other Securities (1)	1,024,017	36,010,437

Total Real Estate		89,682,837

Utilities – 0.05%
Various Securities (1)	43,383	1,590,143

Total Utilities		1,590,143

Total Common Stocks (Cost: $2,881,648,346)		3,178,725,843

RIGHTS – 0.00% (2)
Healthcare – 0.00% (2)
Corium International, Inc., expires 3/31/2020 – CVR (1)(4)	7,613	1,370

Materials – 0.00% (2)
A. Schulman, Inc. – CVR (1)(4)	9,002	15,475

Total Rights (Cost: $0)		16,845

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report • December 31, 2018

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.21%
Money Market Funds – 2.21%
Goldman Sachs Financial Square Government Fund – Class I, 2.34% (3)	35,920,640	$35,920,640
JPMorgan U.S. Government Money Market Fund – Class I, 2.31% (3)	35,920,640	35,920,640

Total Short-Term Investments (Cost: $71,841,280)		71,841,280

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $2,953,489,626)		3,250,583,968
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.20%		6,647,837

TOTAL NET ASSETS – 100.00%		$3,257,231,805

Percentages are stated as a percent of net assets.

CVR	Contingent Value Right

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $16,845 or 0.00% of the Fund’s net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	37

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.82%
Communication Services – 2.09%
Nexstar Media Group, Inc.	278,850	$21,928,764
Other Securities (1)	1,810,346	60,102,246

Total Communication Services		82,031,010

Consumer Discretionary – 9.56%
Core Mark Holding Company, Inc.	745,653	17,336,432
Other Securities (1)	10,978,085	356,962,438

Total Consumer Discretionary		374,298,870

Consumer Staples – 2.24%
Various Securities (1)	2,414,994	87,612,311

Total Consumer Staples		87,612,311

Energy – 4.39%
Marathon Petroleum Corp.	274,682	16,208,985
WPX Energy, Inc. (1)	2,301,071	26,117,156
Other Securities (1)	8,965,768	129,398,578

Total Energy		171,724,719

Financials – 24.49%
Alleghany Corp.	42,481	26,479,257
Allstate Corp.	193,996	16,029,889
Aon Plc	113,753	16,535,136
Ares Capital Corp.	1,308,475	20,386,041
Arthur J. Gallagher & Co.	227,391	16,758,717
BancorpSouth Bank	614,058	16,051,476
Bank of NT Butterfield & Son Ltd.	616,275	19,320,221
Cannae Holdings, Inc. (1)	1,388,270	23,767,182
Chemical Financial Corp.	479,116	17,540,437
Discover Financial Services	465,309	27,443,925
Everest Re Group Ltd.	76,369	16,630,113
Fifth Third Bancorp	684,082	16,096,449
New Residential Investment Corp.	1,312,051	18,644,245
Reinsurance Group of America, Inc.	286,765	40,213,056
SunTrust Banks, Inc.	374,394	18,884,433
TD Ameritrade Holding Corp.	349,118	17,092,817
Other Securities (1)(4)	24,236,504	630,908,010

Total Financials		958,781,404

Healthcare – 4.70%
Centene Corp. (1)	156,708	18,068,432
IQVIA Holdings, Inc. (1)	204,560	23,763,735
Other Securities (1)	3,597,409	142,060,701

Total Healthcare		183,892,868

Industrials – 15.01%
Allison Transmission Holdings, Inc.	435,390	19,117,975
AMETEK, Inc.	295,989	20,038,455
Cummins, Inc.	126,370	16,888,087
KAR Auction Services, Inc.	447,035	21,332,510
The Brink’s Co.	473,768	30,629,101
The Timken Co.	489,905	18,283,255
TriMas Corp. (1)	991,739	27,064,557
Other Securities (1)	11,081,663	434,159,696

Total Industrials		587,513,636

	Shares	Value
Information Technology – 12.41%
Avnet, Inc.	639,087	$23,071,041
CACI International, Inc. (1)	118,388	17,051,424
Fidelity National Information Services, Inc.	390,880	40,084,744
Global Payments, Inc.	194,831	20,092,921
HP, Inc.	923,807	18,901,091
Keysight Technologies, Inc. (1)	286,206	17,767,668
TE Connectivity Ltd.	210,630	15,929,947
Other Securities (1)	9,587,148	332,895,013

Total Information Technology		485,793,849

Materials – 5.29%
Crown Holdings, Inc. (1)	512,966	21,323,997
FMC Corp.	287,585	21,269,787
Valvoline, Inc.	969,040	18,750,924
Other Securities (1)	6,336,916	145,590,199

Total Materials		206,934,907

Real Estate – 8.11%
Boston Properties, Inc.	167,230	18,821,736
CyrusOne, Inc.	333,619	17,641,773
Other Securities (1)	11,940,671	281,253,261

Total Real Estate		317,716,770

Utilities – 7.53%
Ameren Corp.	272,476	17,773,609
Atlantica Yield Plc	928,150	18,191,740
CMS Energy Corp.	350,555	17,405,056
Entergy Corp.	297,510	25,606,686
Eversource Energy	286,582	18,639,293
Pinnacle West Capital Corp.	250,029	21,302,471
Vistra Energy Corp. (1)	907,336	20,768,921
WEC Energy Group, Inc.	259,312	17,959,949
Xcel Energy, Inc.	416,479	20,519,920
Other Securities (1)	2,216,860	116,482,269

Total Utilities		294,649,914

Total Common Stocks (Cost: $3,947,137,976)		3,750,950,258

RIGHTS – 0.00% (2)
Healthcare – 0.00% (2)
Corium International, Inc., expires 3/31/2020 – CVR (1)(4)	1,051	189

Total Rights (Cost: $0)		189

The accompanying notes are an integral part of these financial statements.

38	Semiannual Report • December 31, 2018

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 4.05%
Money Market Funds – 4.05%
Goldman Sachs Financial Square Government Fund – Class I, 2.34% (3)	79,359,210	$79,359,210
JPMorgan U.S. Government Money Market Fund – Class I, 2.31% (3)	79,359,211	79,359,211

Total Short-Term Investments (Cost: $158,718,421)		158,718,421

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $4,105,856,397)		3,909,668,868
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.13%		5,164,366

TOTAL NET ASSETS – 100.00%		$3,914,833,234

Percentages are stated as a percent of net assets.

CVR Contingent Value Right

(1)	Non-income producing security or includes securities that are non-incoming producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $189, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	39

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS – 95.69%
Communication Services – 9.60%
China Mobile Ltd.	11,777,500	$113,966,121
Naspers Ltd.	225,400	45,128,787
Singapore Telecommunications Ltd.	30,950,500	66,612,734
Telefonica SA	9,528,129	80,202,154
TeliaSonera AB	9,861,641	46,910,750
Tencent Holdings Ltd.	1,735,116	69,544,058
Vodafone Group Plc	36,750,000	71,452,650
Other Securities (1)(2)	35,360,443	272,711,488

Total Communication Services		766,528,742

Consumer Discretionary – 10.97%
Adidas AG	337,925	70,622,697
Alibaba Group Holding Ltd. – ADR (1)	340,548	46,678,914
Compass Group Plc	2,075,492	43,678,385
Honda Motor Co. Ltd.	2,201,300	57,993,398
Industria de Diseno Textil SA	1,906,428	48,661,031
LVMH Moet Hennessy Louis Vuitton SE	155,898	45,643,226
Panasonic Corp.	5,403,265	48,539,820
Other Securities (1)(2)	32,790,422	514,268,233

Total Consumer Discretionary		876,085,704

Consumer Staples – 10.36%
Koninklijke Ahold Delhaize NV	2,926,856	73,938,890
Nestle SA	988,606	80,238,018
Tesco Plc	46,334,442	112,368,522
Other Securities (1)(2)	90,037,074	560,325,954

Total Consumer Staples		826,871,384

Energy – 5.87%
BP Plc	15,180,935	95,969,124
Eni SpA	5,568,697	87,969,940
Royal Dutch Shell Plc	268,654	7,907,250
Royal Dutch Shell Plc – Class A	1,834,083	54,059,411
Royal Dutch Shell Plc – Class B	1,401,163	41,891,263
TOTAL SA	1,189,499	62,740,327
Other Securities (1)	12,953,627	118,149,921

Total Energy		468,687,236

Financials – 17.62%
AIA Group Ltd.	9,707,585	80,639,104
DBS Group Holdings Ltd.	3,099,100	53,892,891
Hargreaves Lansdown Plc	1,854,701	43,743,096
HDFC Bank Ltd. – ADR	442,286	45,816,407
HSBC Holdings Plc	6,217,647	51,293,947
ING Groep NV	5,494,235	59,099,339
Sumitomo Mitsui Financial Group, Inc.	1,834,900	60,487,601
Sumitomo Mitsui Trust Holdings, Inc.	1,401,100	51,023,810
Tokio Marine Holdings, Inc.	937,400	44,534,677
United Overseas Bank Ltd.	3,902,925	70,603,866
Other Securities (1)(2)	209,679,445	845,734,312

Total Financials		1,406,869,050

Healthcare – 11.65%
AstraZeneca Plc	872,865	65,155,859
CSL Ltd.	424,463	55,442,431

	Shares	Value

Mettler-Toledo International, Inc. (1)	117,371	$66,382,690
Novartis AG	1,331,438	114,030,032
Novartis AG – ADR	397,810	34,136,076
Roche Holding AG	394,031	97,821,688
Sanofi SA	1,276,887	110,769,952
Other Securities (1)(2)	27,329,386	386,588,550

Total Healthcare		930,327,278

Industrials – 12.08%
Atlas Copco AB – Class A	1,964,959	46,880,066
Canadian Pacific Railway Ltd.	263,831	46,861,662
CK Hutchison Holdings Ltd.	8,201,000	78,714,927
East Japan Railway Co.	594,600	52,509,212
Experian Plc	2,032,804	49,279,086
Other Securities (1)(2)	36,544,073	690,361,244

Total Industrials		964,606,197

Information Technology – 11.12%
Accenture Plc	330,399	46,589,563
Keyence Corp.	159,854	80,797,545
Lenovo Group Ltd.	111,660,000	75,430,540
Nokia OYJ	9,544,989	55,409,876
Shopify, Inc. (1)	453,535	62,791,921
Taiwan Semiconductor Manufacturing Co. Ltd.	4,327,000	31,419,357
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2,391,380	88,265,836
Other Securities (1)(2)	18,695,609	446,821,491

Total Information Technology		887,526,129

Materials – 2.84%
Various Securities (1)(2)	12,123,893	226,947,745

Total Materials		226,947,745

Real Estate – 0.84%
Various Securities (1)	6,275,070	67,024,214

Total Real Estate		67,024,214

Utilities – 2.74%
Enel SpA	11,676,151	67,689,582
Iberdrola SA	5,580,085	44,807,488
Other Securities (1)(2)	16,315,170	105,740,881

Total Utilities		218,237,951

Total Common Stocks (Cost: $8,142,237,960)		7,639,711,630

PREFERRED STOCKS – 0.23%
Consumer Discretionary – 0.22%
Various Securities	115,504	$17,803,757

Consumer Staples – 0.01%
Henkel AG & Co. KGaA	5,506	601,416

Healthcare – 0.00% (3)
Sartorius AG	1,037	129,062

Materials – 0.00% (3)
Fuchs Petrolub SE	2,097	86,694

Total Preferred Stocks (Cost: $17,764,973)		18,620,929

The accompanying notes are an integral part of these financial statements.

40	Semiannual Report • December 31, 2018

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2018 (Unaudited) (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 3.56%
Money Market Funds – 3.56%
Goldman Sachs Financial Square Government Fund – Class I, 2.34% (4)	141,942,825	$141,942,825
JPMorgan U.S. Government Money Market Fund – Class I, 2.31% (4)	141,942,825	141,942,825

Total Short-Term Investments (Cost: $283,885,650)		283,885,650

TOTAL INVESTMENTS IN SECURITIES – 99.48% (Cost: $8,443,888,583)		7,942,218,209
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.52%		41,905,708

TOTAL NET ASSETS – 100.00%		$7,984,123,917

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Includes securities that were purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $73,365,516, which represents 0.92% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

COUNTRY	Percentage of Net Assets
Australia	2.20%
Austria	0.01
Belgium	0.76
Bermuda	0.10
Brazil	0.44
Canada	2.57
Cayman Islands	0.10
Chile	0.05
China	3.81
Denmark	1.53
Finland	1.02
France	6.57
Germany	5.29
Hong Kong	5.39
India	1.76
Indonesia	0.51
Ireland	2.05
Israel	0.03
Italy	2.38
Japan	14.97
Luxembourg	0.02
Macau	0.01
Malaysia	0.25
Mexico	0.81

COUNTRY (Continued)	Percentage of Net Assets
Netherlands	4.91%
New Zealand	0.01
Norway	0.50
Philippines	0.01
Portugal	0.23
Republic of Korea	1.05
Singapore	2.61
South Africa	0.89
Spain	3.85
Sweden	2.99
Switzerland	7.98
Taiwan	1.73
Thailand	0.10
United Kingdom	14.26
United States	2.17
Other (individually each country is less than 0.005%)	0.00

Total Country	95.92

SHORT-TERM INVESTMENTS	3.56

TOTAL INVESTMENTS IN SECURITIES	99.48
OTHER ASSETS IN EXCESS OF LIABILITIES	0.52

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	41

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2018 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$16,260,157,728	$16,074,425,774	$4,317,439,577	$5,808,703,840
Foreign currency, at value (2)	—	3,937,757	—	—
Cash	1,116,285	—	—	—
Receivable for investments sold	246,660,557	39,508,571	—	—
Receivable for fund shares sold	17,654,708	26,814,553	12,185,885	14,509,559
Unrealized appreciation on forward foreign currency exchange contracts	—	12,196,974	—	—
Dividend and interest receivable	91,018,564	100,120,198	47,570,988	4,399,794
Tax reclaim receivable	—	67,086	—	661,117
Deposits at broker for futures contracts	—	4,945,473	682,000	—
Variation margin on futures contracts	330,301	2,572,355	—	—
Deposits at broker for centrally cleared swap contracts	127,788	3,987,722	—	—
Variation margin on centrally cleared swap contracts	93,106	—	—	—
Prepaid expenses and other assets	249,551	193,870	69,572	127,269
Total Assets	16,617,408,588	16,268,770,333	4,377,948,022	5,828,401,579

Liabilities
TBA sale commitments, at value (3)	9,167,632	—	—	—
Over-the-counter credit default swap contracts, at value	—	5,226,429	—	—
Over-the-counter total return swap contracts, at value	—	5,680,039	—	—
Variation margin on centrally cleared swap contracts	—	534,989	—	—
Variation margin on futures contracts	—	—	203,125	—
Due to broker for swap contracts	—	720,000	—	—
Due to broker for forward foreign currency exchange contracts	—	8,907,000	—	—
Due to broker for futures contracts	—	320,000	—	—
Due to broker for TBA commitments	—	112,818	—	—
Payable for investments purchased	468,557,694	1,150,871,910	21,197,481	60,629
Payable for fund shares redeemed	33,232,774	29,095,400	9,640,906	5,155,975
Unrealized depreciation on forward foreign currency exchange contracts	—	19,512,517	—	—
Foreign withholding tax payable	—	53,284	—	32
Payable to Sub-advisers	1,543,035	1,711,641	533,808	1,040,279
Payable to Trustees	77,929	45,533	17,805	29,931
Accrued expenses and other liabilities	747,520	759,954	218,912	235,201
Total Liabilities	513,326,584	1,223,551,514	31,812,037	6,522,047
Net Assets	$16,104,082,004	$15,045,218,819	$4,346,135,985	$5,821,879,532

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$16,380,969,655	$15,331,403,308	$4,338,695,182	$5,201,246,423
Total distributable earnings/(loss)	(276,887,651)	(286,184,489)	7,440,803	620,633,109
Net Assets	$16,104,082,004	$15,045,218,819	$4,346,135,985	$5,821,879,532
Net Assets	$16,104,082,004	$15,045,218,819	$4,346,135,985	$5,821,879,532
Shares Outstanding	1,630,528,918	1,538,869,316	429,900,442	480,425,563
Net Asset Value	$9.88	$9.78	$10.11	$12.12

(1) Cost of investments	$16,387,848,779	$16,206,644,022	$4,292,398,301	$5,128,594,512
(2) Cost of foreign currency	—	3,927,362	—	—
(3) Proceeds from TBA sale commitments	9,078,594	—	—	—

The accompanying notes are an integral part of these financial statements.

42	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2018 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets
Investments, at value (1)	$7,187,425,604	$3,250,583,968	$3,909,668,868	$7,942,218,209
Foreign currency, at value (2)	—	—	—	860,314
Cash	444,617	19,352	7,209	3,236,985
Receivable for investments sold	6,330,812	409,849	7,227,602	1,371,728
Receivable for fund shares sold	24,221,283	8,839,403	12,788,795	27,948,176
Dividend and interest receivable	11,709,718	1,517,479	7,090,223	11,135,254
Tax reclaim receivable	954,334	—	15,862	11,782,530
Prepaid expenses and other assets	169,219	76,642	82,578	187,816
Total Assets	7,231,255,587	3,261,446,693	3,936,881,137	7,998,741,012

Liabilities
Payable for investments purchased	12,113,245	94,123	17,069,848	3,935,962
Payable for fund shares redeemed	6,618,037	2,862,796	3,316,258	7,188,690
Foreign withholding tax payable	182,781	—	13,606	697,896
Payable to Sub-advisers	1,452,420	1,063,119	1,378,749	2,172,095
Payable to Trustees	34,400	17,960	21,288	38,417
Accrued expenses and other liabilities	306,008	176,890	248,154	584,035
Total Liabilities	20,706,891	4,214,888	22,047,903	14,617,095
Net Assets	$7,210,548,696	$3,257,231,805	$3,914,833,234	$7,984,123,917

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$7,249,207,487	$2,976,936,559	$4,194,860,361	$8,562,756,319
Total distributable earnings/(loss)	(38,658,791)	280,295,246	(280,027,127)	(578,632,402)
Net Assets	$7,210,548,696	$3,257,231,805	$3,914,833,234	$7,984,123,917
Net Assets	$7,210,548,696	$3,257,231,805	$3,914,833,234	$7,984,123,917
Shares Outstanding	663,384,896	281,389,585	400,129,520	801,864,261
Net Asset Value	$10.87	$11.58	$9.78	$9.96

(1) Cost of investments	$7,187,339,047	$2,953,489,626	$4,105,856,397	$8,443,888,583
(2) Cost of foreign currency	—	—	—	856,944

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	43

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2018 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$63,517	$263,240	$—	$40,260,709
Less: Foreign taxes withheld and issuance fees	—	—	—	(637,384)
Interest	261,276,109	260,056,550	52,040,773	1,951,108
Total investment income	261,339,626	260,319,790	52,040,773	41,574,433
Expenses
Investment advisory fee	25,809,501	25,784,428	6,974,668	13,957,719
Professional fees	123,004	140,944	56,212	52,624
Administration fee	609,500	480,332	174,524	265,972
Fund accounting fees	603,980	340,860	120,796	10,672
Transfer agent fees and expenses	15,364	12,788	9,292	10,764
Trustee fees and expenses	142,048	113,068	32,108	56,856
Printing and mailing expense	50,692	48,116	11,224	39,468
Custody fees	185,104	211,048	23,092	54,372
Insurance expense	34,868	23,920	7,268	12,880
Interest expense	—	5,252,486	—	—
Registration fees	273,332	554,760	119,692	165,140
Other expenses	48,300	27,968	10,212	17,112
Total expenses before fee waivers	27,895,693	32,990,718	7,539,088	14,643,579
Fee waivers by Adviser	(16,680,097)	(16,118,907)	(4,142,839)	(7,463,981)
Net expenses	11,215,596	16,871,811	3,396,249	7,179,598
Net Investment Income	250,124,030	243,447,979	48,644,524	34,394,835

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(45,842,727)	(34,909,542)	(8,815,337)	1,603,756
TBA sales commitments	(115,078)	—	—	—
Forward foreign currency exchange contracts	—	16,942,360	—	—
Foreign currency transactions	—	860,406	—	236
Futures contracts	(2,701,101)	(14,088,682)	94,020	—
Swap contracts	(3)	(311,835)	—	—
Net realized gain/(loss)	(48,658,909)	(31,507,293)	(8,721,317)	1,603,992
Net change in unrealized appreciation/(depreciation) on:
Investments	59,045,373	(17,593,359)	25,806,473	(398,760,456)
TBA sales commitments	(89,038)	—	—	—
Forward foreign currency exchange contracts	—	(15,179,688)	—	—
Foreign currency transactions	—	(361,639)	—	(405,261)
Futures contracts	4,713,825	40,504,000	(1,453,873)	—
Swap contracts	(972,169)	420,746	—	—
Net change in unrealized appreciation/(depreciation)	62,697,991	7,790,060	24,352,600	(399,165,717)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	14,039,082	(23,717,233)	15,631,283	(397,561,725)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$264,163,112	$219,730,746	$64,275,807	$(363,166,890)

The accompanying notes are an integral part of these financial statements.

44	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2018 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Investment Income
Dividend income	$81,392,979	$13,704,791	$41,849,481	$84,820,980
Less: Foreign taxes withheld and issuance fees	(574,202)	(65,549)	(39,141)	(6,018,560)
Interest	3,101,501	929,131	1,175,129	2,969,850
Other Income	—	—	—	22,029
Total investment income	83,920,278	14,568,373	42,985,469	81,794,299
Expenses
Investment advisory fee	17,162,690	11,688,099	14,112,625	24,785,118
Professional fees	55,752	43,608	48,668	75,256
Administration fee	306,452	197,800	228,804	373,244
Fund accounting fees	13,616	29,716	36,800	95,772
Transfer agent fees and expenses	11,224	9,476	9,844	11,500
Trustee fees and expenses	68,172	33,948	40,756	72,128
Printing and mailing expense	29,348	28,612	31,004	35,144
Custody fees	88,504	73,324	103,592	733,884
Insurance expense	15,456	7,544	9,292	16,284
Registration fees	228,068	70,124	106,352	284,832
Other expenses	19,964	10,212	12,603	21,436
Total expenses before fee waivers	17,999,246	12,192,463	14,740,340	26,504,598
Fee waivers by Adviser	(8,117,671)	(4,959,747)	(5,097,445)	(11,449,237)
Net expenses	9,881,575	7,232,716	9,642,895	15,055,361
Net Investment Income	74,038,703	7,335,657	33,342,574	66,738,938

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	73,192,168	34,599,047	(21,787,337)	(35,149,144)
Foreign currency transactions	(14,572)	—	118	(1,212,839)
Net realized gain/(loss)	73,177,596	34,599,047	(21,787,219)	(36,361,983)
Net change in unrealized appreciation/(depreciation) on:
Investments	(800,945,818)	(372,862,487)	(664,925,983)	(1,014,888,824)
Foreign currency transactions	809,048	—	(27)	171,964
Net change in unrealized appreciation/(depreciation)	(800,136,770)	(372,862,487)	(664,926,010)	(1,014,716,860)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(726,959,174)	(338,263,440)	(686,713,229)	(1,051,078,843)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(652,920,471)	$(330,927,783)	$(653,370,655)	$(984,339,905)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	45

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
Operations
Net investment income	$250,124,030	$395,655,525	$243,447,979	$228,562,580
Net realized gain/(loss)	(48,658,909)	(54,644,155)	(31,507,293)	(80,577,316)
Net change in unrealized appreciation/(depreciation)	62,697,991	(371,011,267)	7,790,060	(141,175,294)
Net increase/(decrease) in net assets resulting from operations	264,163,112	(29,999,897)	219,730,746	6,809,970
Distributions to Shareholders
Total distributable earnings	(256,786,022)	(415,158,732)	(274,701,693)	(234,531,198)
Total distributions (1)	(256,786,022)	(415,158,732)	(274,701,693)	(234,531,198)
Capital Transactions
Proceeds from shares sold	1,182,128,540	3,545,308,796	4,871,578,851	5,311,139,071
Reinvestment of dividends	256,786,022	415,158,732	274,701,693	234,531,198
Cost of shares redeemed	(1,147,521,093)	(1,305,825,159)	(1,108,628,509)	(678,884,257)
Net increase/(decrease) from capital transactions	291,393,469	2,654,642,369	4,037,652,035	4,866,786,012
Net increase/(decrease) in net assets	298,770,559	2,209,483,740	3,982,681,088	4,639,064,784
Net Assets
Beginning of period	15,805,311,445	13,595,827,705	11,062,537,731	6,423,472,947
End of period (1)	$16,104,082,004	$15,805,311,445	$15,045,218,819	$11,062,537,731

Change in Shares Outstanding
Shares outstanding, beginning of period	1,601,019,411	1,336,731,909	1,127,345,265	636,526,505
Shares sold	120,402,928	352,961,173	497,191,255	535,354,890
Shares issued to holders in reinvestments of dividends	26,198,905	41,215,788	28,237,710	23,508,603
Shares redeemed	(117,092,326)	(129,889,459)	(113,904,914)	(68,044,733)
Shares outstanding, end of period	1,630,528,918	1,601,019,411	1,538,869,316	1,127,345,265

(1)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 12.b of Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

46	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
Operations
Net investment income	$48,644,524	$63,853,651	$34,394,835	$52,740,854
Net realized gain/(loss)	(8,721,317)	(2,318,641)	1,603,992	261,526,478
Net change in unrealized appreciation/(depreciation)	24,352,600	(15,252,326)	(399,165,717)	509,504,020
Net increase/(decrease) in net assets resulting from operations	64,275,807	46,282,684	(363,166,890)	823,771,352
Distributions to Shareholders
Total distributable earnings	(48,976,183)	(64,129,188)	(292,945,669)	(41,291,958)
Total distributions (1)	(48,976,183)	(64,129,188)	(292,945,669)	(41,291,958)
Capital Transactions
Proceeds from shares sold	1,156,336,034	1,234,303,647	1,080,062,291	2,004,039,632
Reinvestment of dividends	48,976,183	64,129,188	292,945,669	41,291,958
Cost of shares redeemed	(348,792,245)	(370,843,444)	(1,031,102,413)	(894,199,577)
Net increase/(decrease) from capital transactions	856,519,972	927,589,391	341,905,547	1,151,132,013
Net increase/(decrease) in net assets	871,819,596	909,742,887	(314,207,012)	1,933,611,407
Net Assets
Beginning of period	3,474,316,389	2,564,573,502	6,136,086,544	4,202,475,137
End of period (1)	$4,346,135,985	$3,474,316,389	$5,821,879,532	$6,136,086,544

Change in Shares Outstanding
Shares outstanding, beginning of period	344,193,751	252,850,046	453,379,922	362,586,427
Shares sold	115,540,032	121,606,723	77,625,028	156,582,440
Shares issued to holders in reinvestments of dividends	4,885,164	6,323,121	23,452,719	3,228,456
Shares redeemed	(34,718,505)	(36,586,139)	(74,032,106)	(69,017,401)
Shares outstanding, end of period	429,900,442	344,193,751	480,425,563	453,379,922

(1)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 12.b of Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	47

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
Operations
Net investment income	$74,038,703	$103,862,675	$7,335,657	$11,440,192
Net realized gain/(loss)	73,177,596	46,946,050	34,599,047	153,454,262
Net change in unrealized appreciation/(depreciation)	(800,136,770)	335,759,128	(372,862,487)	354,212,538
Net increase/(decrease) in net assets resulting from operations	(652,920,471)	486,567,853	(330,927,783)	519,106,992
Distributions to Shareholders
Total distributable earnings	(181,774,579)	(144,634,837)	(188,711,940)	(32,756,706)
Total distributions (1)	(181,774,579)	(144,634,837)	(188,711,940)	(32,756,706)
Capital Transactions
Proceeds from shares sold	1,319,892,682	2,275,283,424	365,340,680	1,050,467,075
Reinvestment of dividends	181,774,579	144,634,837	188,711,940	32,756,706
Cost of shares redeemed	(558,569,601)	(698,707,515)	(399,261,704)	(477,310,876)
Net increase/(decrease) from capital transactions	943,097,660	1,721,210,746	154,790,916	605,912,905
Net increase/(decrease) in net assets	108,402,610	2,063,143,762	(364,848,807)	1,092,263,191
Net Assets
Beginning of period	7,102,146,086	5,039,002,324	3,622,080,612	2,529,817,421
End of period (1)	$7,210,548,696	$7,102,146,086	$3,257,231,805	$3,622,080,612

Change in Shares Outstanding
Shares outstanding, beginning of period	585,931,695	442,683,533	267,895,333	220,163,036
Shares sold	107,265,324	189,183,062	26,847,282	82,516,711
Shares issued to holders in reinvestments of dividends	15,823,876	12,011,218	15,753,297	2,616,348
Shares redeemed	(45,635,999)	(57,946,118)	(29,106,327)	(37,400,762)
Shares outstanding, end of period	663,384,896	585,931,695	281,389,585	267,895,333

(1)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 12.b of Notes to Financial Statements

The accompanying notes are an integral part of these financial statements.

48	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder International Equity Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
Operations
Net investment income	$33,342,574	$49,019,954	$66,738,938	$141,339,445
Net realized gain/(loss)	(21,787,219)	114,793,913	(36,361,983)	130,908,674
Net change in unrealized appreciation/(depreciation)	(664,926,010)	130,875,407	(1,014,716,860)	75,464,693
Net increase/(decrease) in net assets resulting from operations	(653,370,655)	294,689,274	(984,339,905)	347,712,812
Distributions to Shareholders
Total distributable earnings	(188,494,226)	(44,383,013)	(274,598,119)	(128,887,027)
Total distributions (1)	(188,494,226)	(44,383,013)	(274,598,119)	(128,887,027)
Capital Transactions
Proceeds from shares sold	711,523,324	1,069,899,734	1,865,261,787	2,880,468,866
Reinvestment of dividends	188,494,226	44,383,013	274,598,119	128,887,027
Cost of shares redeemed	(329,138,478)	(423,934,563)	(432,106,256)	(856,466,347)
Net increase/(decrease) from capital transactions	570,879,072	690,348,184	1,707,753,650	2,152,909,546
Net increase/(decrease) in net assets	(270,985,809)	940,654,445	448,815,626	2,371,735,331
Net Assets
Beginning of period	4,185,819,043	3,245,164,598	7,535,308,291	5,163,572,960
End of period (1)	$3,914,833,234	$4,185,819,043	$7,984,123,917	$7,535,308,291

Change in Shares Outstanding
Shares outstanding, beginning of period	349,571,673	291,066,611	649,332,631	466,636,919
Shares sold	59,737,642	90,735,297	164,013,245	244,205,595
Shares issued to holders in reinvestments of dividends	18,620,999	3,681,101	27,294,795	10,841,805
Shares redeemed	(27,800,794)	(35,911,336)	(38,776,410)	(72,351,688)
Shares outstanding, end of period	400,129,520	349,571,673	801,864,261	649,332,631

(1)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 12.b of Notes to Financial Statements

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	49

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
		Change in Net Assets Resulting from Operations			Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
Six months ended December 31, 2018 (Unaudited)	$9.87	0.15	0.02	0.17	(0.16)	—	(0.16)
For the year ended June 30, 2018	$10.17	0.27	(0.28)	(0.01)	(0.29)	—	(0.29)
For the year ended June 30, 2017	$10.47	0.25	(0.22)	0.03	(0.26)	(0.07)	(0.33)
For the year ended June 30, 2016	$10.10	0.24	0.41	0.65	(0.26)	(0.02)	(0.28)
For the year ended June 30, 2015	$10.14	0.24	(0.04)	0.20	(0.24)	—	(0.24)
For the period 10/28/13(7) - 6/30/14	$10.00	0.14	0.15	0.29	(0.15)	—	(0.15)
Bridge Builder Core Plus Bond Fund
Six months ended December 31, 2018 (Unaudited)	$9.81	0.17	(0.01)	0.16	(0.19)	—	(0.19)
For the year ended June 30, 2018	$10.09	0.29	(0.27)	0.02	(0.30)	—	(0.30)
For the year ended June 30, 2017	$10.28	0.24	(0.15)	0.09	(0.25)	(0.03)	(0.28)
For the period 7/13/15(7) - 6/30/16	$10.00	0.22	0.31	0.53	(0.23)	(0.02)	(0.25)
Bridge Builder Municipal Bond Fund
Six months ended December 31, 2018 (Unaudited)	$10.09	0.13	0.02	0.15	(0.13)	—	(0.13)
For the year ended June 30, 2018	$10.14	0.21	(0.05)	0.16	(0.21)	—	(0.21)
For the year ended June 30, 2017	$10.38	0.19	(0.23)	(0.04)	(0.19)	(0.01)	(0.20)
For the period 9/14/15(7) - 6/30/16	$10.00	0.16	0.38	0.54	(0.15)	(0.01)	(0.16)
Bridge Builder Large Cap Growth Fund
Six months ended December 31, 2018 (Unaudited)	$13.53	0.07	(0.84)	(0.77)	(0.14)	(0.50)	(0.64)
For the year ended June 30, 2018	$11.59	0.12	1.92	2.04	(0.10)	—	(0.10)
For the year ended June 30, 2017	$9.89	0.10	1.69	1.79	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.83	0.09	0.02	0.11	(0.05)	—	(0.05)
For the period 4/27/15(7) - 6/30/15	$10.00	0.01	(0.18)	(0.17)	—	—	—
Bridge Builder Large Cap Value Fund
Six months ended December 31, 2018 (Unaudited)	$12.12	0.11	(1.08)	(0.97)	(0.12)	(0.16)	(0.28)
For the year ended June 30, 2018	$11.38	0.20	0.82	1.02	(0.19)	(0.09)	(0.28)
For the year ended June 30, 2017	$9.86	0.18	1.52	1.70	(0.18)	—	(0.18)
For the year ended June 30, 2016	$9.81	0.17	0.05	0.22	(0.17)	0.00 (8)	(0.17)
For the period 4/27/15(7) - 6/30/15	$10.00	0.03	(0.19)	(0.16)	(0.03)	—	(0.03)
Bridge Builder Small/Mid Cap Growth Fund
Six months ended December 31, 2018 (Unaudited)	$13.52	0.03	(1.26)	(1.23)	(0.05)	(0.66)	(0.71)
For the year ended June 30, 2018	$11.49	0.05	2.12	2.17	(0.04)	(0.10)	(0.14)
For the year ended June 30, 2017	$9.62	0.03	1.88	1.91	(0.04)	—	(0.04)
For the year ended June 30, 2016	$9.96	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)
For the period 4/27/15(7) - 6/30/15	$10.00	0.01	(0.05)	(0.04)	—	—	—
Bridge Builder Small/Mid Cap Value Fund
Six months ended December 31, 2018 (Unaudited)	$11.97	0.08	(1.78)	(1.70)	(0.14)	(0.35)	(0.49)
For the year ended June 30, 2018	$11.15	0.15	0.81	0.96	(0.13)	(0.01)	(0.14)
For the year ended June 30, 2017	$9.50	0.11	1.63	1.74	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.87	0.08	(0.38)	(0.30)	(0.06)	(0.01)	(0.07)
For the period 4/27/15(7) - 6/30/15	$10.00	0.02	(0.15)	(0.13)	—	—	—
Bridge Builder International Equity Fund
Six months ended December 31, 2018 (Unaudited)	$11.60	0.06	(1.34)	(1.28)	(0.22)	(0.14)	(0.36)
For the year ended June 30, 2018	$11.07	0.21	0.56	0.77	(0.19)	(0.05)	(0.24)
For the year ended June 30, 2017	$9.45	0.15	1.60	1.75	(0.13)	—	(0.13)
For the period 7/6/15(7) - 6/30/16	$10.00	0.16	(0.67)	(0.51)	(0.04)	—	(0.04)

(1)	Annualized for periods less than one year.

(2)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Portfolio turnover is not annualized.

(6)	Excludes securities received in capital contribution in-kind.

(7)	Inception Date.

(8)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

50	Semiannual Report • December 31, 2018

	Ratios/Supplemental Data
			Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(2)(3)	Net assets, end of period (millions)	Expenses, before waivers(4)	Expenses, net of waivers(4)	Net investment income/ (loss)	Portfolio turnover rate(5)

$9.88	1.72%	$16,104	0.35%	0.14%	3.10%	83%
$9.87	(0.15)%	$15,805	0.35%	0.14%	2.71%	236%
$10.17	0.33%	$13,596	0.35%	0.15%	2.44%	232%
$10.47	6.51%	$10,762	0.36%	0.16%	2.32%	238%
$10.10	2.01%	$8,612	0.38%	0.18%	2.17%	115%
$10.14	2.91%	$7,005	0.40%	0.20%	1.99%	262	%(6)

$9.78	1.63%	$15,045	0.47%	0.24%	3.40%	137%
$9.81	0.18%	$11,063	0.41%	0.18%	2.93%	193%
$10.09	0.87%	$6,423	0.40%	0.18%	2.34%	198%
$10.28	5.43%	$4,410	0.43%	0.23%	2.23%	197%

$10.11	1.48%	$4,346	0.39%	0.18%	2.51%	32%
$10.09	1.62%	$3,474	0.39%	0.19%	2.11%	27%
$10.14	(0.36)%	$2,565	0.40%	0.21%	1.88%	23%
$10.38	5.46%	$1,972	0.43%	0.25%	1.76%	21%

$12.12	(5.82)%	$5,822	0.46%	0.23%	1.08%	15%
$13.53	17.66%	$6,136	0.47%	0.24%	1.01%	54%
$11.59	18.26%	$4,202	0.47%	0.28%	1.11%	44%
$9.89	1.14%	$2,323	0.49%	0.31%	0.89%	45%
$9.83	(1.70)%	$2,587	0.54%	0.37%	0.86%	7%

$10.87	(8.11)%	$7,211	0.46%	0.25%	1.90%	12%
$12.12	9.01%	$7,102	0.47%	0.27%	1.72%	23%
$11.38	17.38%	$5,039	0.47%	0.30%	1.82%	23%
$9.86	2.35%	$2,595	0.49%	0.34%	1.83%	33%
$9.81	(1.62)%	$2,150	0.54%	0.40%	2.14%	7%

$11.58	(9.26)%	$3,257	0.67%	0.40%	0.40%	9%
$13.52	18.96%	$3,622	0.67%	0.41%	0.38%	26%
$11.49	19.87%	$2,530	0.68%	0.43%	0.34%	27%
$9.62	(3.16)%	$1,647	0.71%	0.47%	0.41%	49%
$9.96	(0.40)%	$1,424	0.77%	0.49%	0.51%	12%

$9.78	(14.29)%	$3,915	0.67%	0.44%	1.51%	19%
$11.97	8.62%	$4,186	0.67%	0.45%	1.32%	38%
$11.15	18.33%	$3,245	0.69%	0.47%	1.10%	48%
$9.50	(3.08)%	$1,877	0.73%	0.54%	1.19%	49%
$9.87	(1.30)%	$887	0.81%	0.62%	1.21%	8%

$9.96	(11.10)%	$7,984	0.64%	0.36%	1.62%	7%
$11.60	6.85%	$7,535	0.65%	0.38%	2.15%	20%
$11.07	18.78%	$5,164	0.67%	0.42%	2.17%	22%
$9.45	(5.06)%	$2,466	0.69%	0.46%	1.99%	18%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2018	51

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2018, the Trust consisted of nine series, of which the eight active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. As a result, no provision for federal income tax is recorded in the financial statements.

52	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of December 31, 2018, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are amortized or accreted, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the

Semiannual Report • December 31, 2018	53

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/(depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

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Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/(loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Certain Funds may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract,

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Notes to Financial Statements (Unaudited) (Continued)

the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments.

Total Return Swap Contracts – Certain Funds may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded

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Notes to Financial Statements (Unaudited) (Continued)

portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/(depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. As of December 31, 2018 the Funds did not hold any unfunded commitments.

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All unregistered securities held at December 31, 2018 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. The Adviser has determined that as of December 31, 2018, the following Fund’s restricted securities to be liquid and illiquid pursuant to the Fund’s illiquid and restricted securities guidelines:

	Restricted Securities
Fund	Illiquid	Liquid
Core Bond Fund	$—	$1,921,368

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

As of December 31, 2018, the Core Plus Bond Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions were $891,196,107, with an average amount borrowed of $30,673,034 and incurred interest expense of $5,256,926 with a weighted average interest rate of 2.19%.

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

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Notes to Financial Statements (Unaudited) (Continued)

During the period, the Core Plus Bond Fund participated in buy-saleback transactions. As of December 31, 2018, there were no outstanding buy-saleback transactions. The average amount borrowed was $7,098,708 and the received interest income was $4,440 with a weighted average interest rate of 1.54%.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

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Notes to Financial Statements (Unaudited) (Continued)

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

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Notes to Financial Statements (Unaudited) (Continued)

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Unaudited) (Continued)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments.

Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,949,869,433	$63,258,848	$2,013,128,281
Corporate Bonds
Basic Materials	—	219,301,498	—	219,301,498
Communications	—	306,592,183	—	306,592,183
Consumer, Cyclical	—	258,650,012	4,141,279	262,791,291
Consumer, Non-cyclical	—	622,697,396	—	622,697,396
Diversified	—	9,559,282	—	9,559,282
Energy	—	496,922,231	—	496,922,231
Financials	—	1,969,757,147	60,132	1,969,817,279
Industrials	—	232,834,610	—	232,834,610
Technology	—	192,051,024	—	192,051,024
Utilities	—	461,279,916	—	461,279,916
Government Related	—	3,317,408,900	—	3,317,408,900
Mortgage-Backed Obligations	—	5,739,186,700	20,058,334	5,759,245,034
Preferred Stocks
Financials	2,268,600	—	—	2,268,600
Short-Term Investments
Money Market Funds	393,265,912	—	—	393,265,912
U.S. Treasury Bills	—	994,291	—	994,291
Futures Contracts (1)	14,660,560	—	—	14,660,560
Total Assets	$410,195,072	$15,777,104,623	$87,518,593	$16,274,818,288
Liabilities
Futures Contracts (1)	$4,051,538	$—	$—	$4,051,538
Swap Contracts (1)	—	971,556	—	971,556
TBA Sale Commitments	—	9,167,632	—	9,167,632
Total Liabilities	$4,051,538	$10,139,188	$—	$14,190,726

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Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$2,103,220,685	$—	$2,103,220,685
Bank Loans	—	344,583,315	200,000	344,783,315
Corporate Bonds
Basic Materials	—	120,576,896	—	120,576,896
Communications	—	714,961,600	—	714,961,600
Consumer, Cyclical	—	478,394,378	—	478,394,378
Consumer, Non-cyclical	—	888,953,923	—	888,953,923
Diversified	—	6,815,843	—	6,815,843
Energy	—	491,610,962	—	491,610,962
Financials	—	1,908,288,192	—	1,908,288,192
Industrials	—	327,634,466	—	327,634,466
Technology	—	223,694,658	—	223,694,658
Utilities	—	282,482,134	—	282,482,134
Government Related	—	4,004,544,493	—	4,004,544,493
Mortgage-Backed Obligations	—	3,354,045,206	—	3,354,045,206
Common Stocks
Communications	—	—	9,588	9,588
Consumer, Cyclical	2,301,695	—	—	2,301,695
Preferred Stocks
Consumer, Non-cyclical	6,665,743	—	—	6,665,743
Short-Term Investments
Banker’s Acceptances	—	87,700,936	—	87,700,936
Certificate of Deposit	—	250,118	—	250,118
Commercial Paper	—	29,056,991	—	29,056,991
Foreign Treasury Bills	—	418,465,305	—	418,465,305
Repurchase Agreements	—	15,200,000	—	15,200,000
Money Market Funds	257,893,121	—	—	257,893,121
U.S. Treasury Bills	—	6,875,526	—	6,875,526
Futures Contracts (1)	46,194,718	—	—	46,194,718
Forward Foreign Currency Exchange Contracts (1)	—	12,196,974	—	12,196,974
Swap Contracts (1)	—	3,642,475	—	3,642,475
Total Assets	$313,055,277	$15,823,195,076	$209,588	$16,136,459,941
Liabilities
Futures Contracts (1)	$986,347	$—	$—	$986,347
Forward Foreign Currency Exchange Contracts (1)	—	19,512,517	—	19,512,517
Swap Contracts (1)	—	20,108,102	—	20,108,102
Total Liabilities	$986,347	$39,620,619	$—	$40,606,966

Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$339,241,283	$—	$339,241,283
General Obligation	—	1,008,864,452	—	1,008,864,452
General Revenue	—	1,022,810,502	—	1,022,810,502
Healthcare	—	652,304,478	—	652,304,478
Housing	—	162,891,816	—	162,891,816
Transportation	—	710,951,003	—	710,951,003
Utilities	—	373,004,099	—	373,004,099
Short-Term Investments	47,371,944	—	—	47,371,944
Total Assets	$47,371,944	$4,270,067,633	$—	$4,317,439,577
Liabilities
Futures Contracts (1)	$1,453,873	$—	$—	$1,453,873
Total Liabilities	$1,453,873	$—	$—	$1,453,873

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Notes to Financial Statements (Unaudited) (Continued)

Large Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$617,277,395	$—	$—		$617,277,395
Consumer Discretionary	948,585,459	16,098,467	—		964,683,926
Consumer Staples	385,617,461	—	—		385,617,461
Energy	133,765,059	—	—		133,765,059
Financials	377,149,641	—	—		377,149,641
Healthcare	973,650,850	—	—		973,650,850
Industrials	334,668,630	3,726,624	—		338,395,254
Information Technology	1,553,290,797	5,146,866	—		1,558,437,663
Materials	180,864,147	—	—		180,864,147
Real Estate	117,272,635	—	—		117,272,635
Rights
Consumer Staples	—	—	—	(2)	—
Short-Term Investments	161,589,809	—	—		161,589,809
Total Assets	$5,783,731,883	$24,971,957	$—		$5,808,703,840

Large Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$336,607,673	$—	$—		$336,607,673
Consumer Discretionary	726,166,744	52,605,143	—		778,771,887
Consumer Staples	546,578,167	—	—		546,578,167
Energy	541,498,048	—	—		541,498,048
Financials	1,283,329,718	—	—		1,283,329,718
Healthcare	966,114,470	—	—		966,114,470
Industrials	884,314,716	—	—		884,314,716
Information Technology	715,120,328	45,197,481	—		760,317,809
Materials	441,673,127	—	—		441,673,127
Real Estate	225,572,876	—	—		225,572,876
Utilities	131,205,176	—	—		131,205,176
Short-Term Investments	291,441,937	—	—		291,441,937
Total Assets	$7,089,622,980	$97,802,624	$—		$7,187,425,604

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$81,601,675	$—	$—		$81,601,675
Consumer Discretionary	414,964,413	—	—		414,964,413
Consumer Staples	190,082,389	—	—		190,082,389
Energy	33,729,520	—	—		33,729,520
Financials	308,693,365	—	—		308,693,365
Healthcare	640,061,508	—	—		640,061,508
Industrials	483,005,468	—	—		483,005,468
Information Technology	778,480,837	—	—		778,480,837
Materials	156,833,688	—	—		156,833,688
Real Estate	89,682,837	—	—		89,682,837
Utilities	1,590,143	—	—		1,590,143
Rights
Healthcare	—	—	1,370		1,370
Materials	—	—	15,475		15,475
Short-Term Investments	71,841,280	—	—		71,841,280
Total Assets	$3,250,567,123	$—	$16,845		$3,250,583,968

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Notes to Financial Statements (Unaudited) (Continued)

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$82,031,010	$—	$—		$82,031,010
Consumer Discretionary	374,298,870	—	—		374,298,870
Consumer Staples	87,612,311	—	—		87,612,311
Energy	171,724,719	—	—		171,724,719
Financials	958,781,404	—	—	(2)	958,781,404
Healthcare	183,892,868	—	—		183,892,868
Industrials	587,513,636	—	—		587,513,636
Information Technology	485,793,849	—	—		485,793,849
Materials	206,934,907	—	—		206,934,907
Real Estate	317,716,770	—	—		317,716,770
Utilities	294,649,914	—	—		294,649,914
Rights
Healthcare	—	—	189		189
Short-Term Investments	158,718,421	—	—		158,718,421
Total Assets	$3,909,668,679	$—	$189		$3,909,668,868

International Equity Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$46,579,370	$719,949,372	$—		$766,528,742
Consumer Discretionary	157,307,089	718,778,615	—		876,085,704
Consumer Staples	97,491,203	729,380,181	—		826,871,384
Energy	52,789,004	415,898,232	—		468,687,236
Financials	121,258,749	1,285,610,301	—		1,406,869,050
Healthcare	225,193,178	705,134,100	—		930,327,278
Industrials	84,840,827	879,765,370	—		964,606,197
Information Technology	292,532,875	594,993,254	—		887,526,129
Materials	16,728,279	210,219,466	—		226,947,745
Real Estate	—	67,024,214	—		67,024,214
Utilities	318,374	217,919,577	—		218,237,951
Preferred Stocks
Consumer Discretionary	—	17,803,757	—		17,803,757
Consumer Staples	—	601,416	—		601,416
Healthcare	—	129,062	—		129,062
Materials	—	86,694	—		86,694
Short-Term Investments	283,885,650	—	—		283,885,650
Total Assets	$1,378,924,598	$6,563,293,611	$—		$7,942,218,209

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued at $0.

64	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Below is a roll forward which details the activity of securities in Level 3 during the period ended December 31, 2018:

Core Bond Fund
Beginning Balance – June 30, 2018	$137,635,565
Purchases	54,938,536
Sales proceeds and paydowns	(84,355,441)
Transfers into Level 3	4,141,279
Transfer out of Level 3	(23,066,423)
Realized gains/(losses), net	31,029
Change in unrealized gains/(losses), net	(1,805,952)

Ending Balance – December 31, 2018	$87,518,593

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively. The net change in unrealized appreciation/(depreciation) on investments related to Level 3 securities held by the Fund at December 31, 2018 totals $(62,414).

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases/(decreases) in any of those inputs in isolation could result in a significantly higher/lower fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase/(decrease) in the price of a comparable bond would result in a higher/lower fair value measurement.

The following table presents information about unobservable inputs related to the Funds’ categories of Level 3 investments as of December 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 12/31/18	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Corporate Bonds	$60,132	Cost Basis less illiquidity discount	Discount for lack of marketability	10%	10%

* The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At December 31, 2018, the value of these securities was $87,458,461 for the Core Bond Fund. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

Semiannual Report • December 31, 2018	65

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts*	Swaps at Value*	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts*	Swaps at Value*	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Interest Rate Risk:
Core Bond Fund	$14,660,560	$—	$—	$(4,051,538)	$(971,556)	$—
Core Plus Bond Fund	46,194,718	3,641,917	—	(986,347)	(12,499,516)	—
Municipal Bond Fund	—	—	—	(1,453,873)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	12,196,974	—	—	(19,512,517)
Credit Risk:
Core Plus Bond Fund	—	558	—	—	(7,608,586)	—

*

May include cumulative unrealized appreciation/(depreciation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally cleared derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the period ended December 31, 2018.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps
Interest Rate Risk:
Core Bond Fund	$(2,701,101)	$—	$(3)	$4,713,825	$—	$(972,169)
Core Plus Bond Fund	(14,088,682)	—	(2,012,249)	40,504,000	—	703,245
Municipal Bond Fund	94,020	—	—	(1,453,873)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	16,942,360	—	—	(15,179,688)	—
Credit Risk:
Core Plus Bond Fund	—	—	1,700,414	—	—	(282,499)

66	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2018:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Received
Citigroup Global Markets	Forward Foreign Currency Exchange Contracts	$198,664	$(198,664)	$—	$—	$—	$—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	324,441	—	324,441	—	—	324,441
Goldman Sachs	Forward Foreign Currency Exchange Contracts	319,336	(5,786)	313,550	—	(313,550)	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	10,485,557	(10,485,557)	—	—	—	—
Merrill Lynch	Forward Foreign Currency Exchange Contracts	98,999	(98,999)	—	—	—	—
Morgan Stanley	Forward Foreign Currency Exchange Contracts	769,977	(769,977)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		12,196,974	(11,558,983)	637,991	—	(313,550)	324,441

	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Pledged
Citigroup Global Markets	Forward Foreign Currency Exchange Contracts	$263,242	$(198,664)	$64,578	$—	$—	$64,578
Deutsche Bank	Credit Default Swap Contracts	222,841	—	222,841	—	—	222,841

Semiannual Report • December 31, 2018	67

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Pledged
Goldman Sachs	Credit Default Swap Contracts	$1,615,301	$—	$1,615,301	$—	$—	$1,615,301
Goldman Sachs	Forward Foreign Currency Exchange Contracts	5,786	(5,786)	—	—	—	—
Goldman Sachs	Total Return Swap Contracts	2,126,304	—	2,126,304	—	—	2,126,304
J.P. Morgan	Credit Default Swap Contracts	2,234,500	—	2,234,500	—	—	2,234,500
J.P. Morgan	Forward Foreign Currency Exchange Contracts	14,316,450	(10,485,557)	3,830,893	—	—	3,830,893
J.P. Morgan	Total Return Swap Contracts	3,553,735	—	3,553,735	—	—	3,553,735
Merrill Lynch	Credit Default Swap Contracts	472,221	—	472,221	—	—	472,221
Merrill Lynch	Forward Foreign Currency Exchange Contracts	303,154	(98,999)	204,155	—	—	204,155
Morgan Stanley	Credit Default Swap Contracts	681,566	—	681,566	—	—	681,566
Morgan Stanley	Forward Foreign Currency Exchange Contracts	4,594,982	(769,977)	3,825,005	—	—	3,825,005
State Street	Forward Foreign Currency Exchange Contracts	28,057	—	28,057	—	—	28,057
UBS	Forward Foreign Currency Exchange Contracts	846	—	846	—	—	846
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		30,418,985	(11,558,983)	18,860,002	—	—	18,860,002

68	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ average monthly notional amount of derivatives during the period ended December 31, 2018 were as follows:

	Core Bond Fund	Core Plus Bond Fund*	Municipal Bond Fund
Futures Contracts
Average Notional Balance – Long	$749,458,646	$2,232,391,767	$—
Average Notional Balance – Short	(197,891,508)	(225,688,023)	(22,914,297)
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	998,410,766	—
Average Amounts – Sold	—	(402,049,980)	—
Credit Default Swaps
Average Amounts – Buy Protection	—	28,069,000	—
Average Amounts – Sell Protection	—	(215,652,333)	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	15,945,000	289,416,667	—
Average Amounts – Receives Fixed Rate	—	(511,600,000)	—
Total Return Swaps
Average Amounts – Long	—	170,000,000	—
Average Amounts – Short	—	—	—

*	Notional amounts shown have been converted to USD.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended December 31, 2018 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser
Core Bond Fund	0.32%	$(16,680,097)
Core Plus Bond Fund	0.36	(16,118,907)
Municipal Bond Fund	0.36	(4,142,839)
Large Cap Growth Fund	0.44	(7,463,981)
Large Cap Value Fund	0.44	(8,117,671)
Small/Mid Cap Growth Fund	0.64	(4,959,747)
Small/Mid Cap Value Fund	0.64	(5,097,445)
International Equity Fund	0.60	(11,449,237)

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

Semiannual Report • December 31, 2018	69

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis Sayles & Company, L.P. Metropolitan West Asset Management, LLC T. Rowe Price Associates, Inc.
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. Wells Capital Management, Inc. BlackRock Investment Management, LLC
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC
Small/Mid Cap Growth Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Eagle Asset Management, Inc. Stephens Investment Management Group, LLC BlackRock Investment Management, LLC
Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

Advisory Research, Inc.

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

International Equity Fund

Baillie Gifford Overseas Limited

Edinburgh Partners Limited

Manning & Napier Advisors, LLC

Mondrian Investment Partners Limited

WCM Investment Management

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2019, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

70	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
International Equity Fund	0.67

The Trust has agreed to repay the expense reimbursement to the Adviser. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser has up to three fiscal years from the time the expenses were reimbursed to request reimbursement from a Fund. During the period ended December 31, 2018, the Funds did not exceed the Expense Cap, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) acts as the Trust’s administrator (the “Administrator”) pursuant to an administration agreement. Fund Services provides certain administrative services to the Trust, including, among other responsibilities, fund accounting and certain compliance services. For these services, the Funds pay the administrator monthly, a fee accrued daily and based on average daily net assets. The Funds may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – U.S. Bank National Association is the custodian (the “Custodian”) for the Trust in accordance with a custodian agreement. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended December 31, 2018, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases	Sales
Core Plus Bond Fund	$2,982,853	$—
Large Cap Growth Fund	2,354,381	1,306,769
Large Cap Value Fund	18,969,815	1,676,821
Small/Mid Cap Growth Fund	677,311	4,340,865
Small/Mid Cap Value Fund	2,048,317	1,546,773
International Equity Fund	14,889,986	19,772,767

Semiannual Report • December 31, 2018	71

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

7. LINE OF CREDIT ARRANGEMENT

The Trust is a party to an unsecured, uncommitted line of credit agreement with U.S. Bank, N.A., expiring June 28, 2019. The arrangement allows the Funds to borrow for temporary purposes to meet large or unexpected redemptions. The Funds collectively may borrow up to $200 million. Interest is charged on borrowings at the prevailing prime rate minus one and one-half percent and is reflected as interest expense on the Statements of Operations. The Funds are not subject to any commitment fees under this arrangement. The Funds did not have any outstanding borrowings under this agreement during the period ended December 31, 2018.

8. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend to another Fund, in aggregate, up to 15% of its current net assets at the time of the loan and a Fund’s loans, in aggregate, to any one Fund under the agreement may not exceed 5% of the lending Fund’s net assets. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of December 31, 2018, the Funds have yet to lend under this agreement.

9. INVESTMENT TRANSACTIONS

For the period ended December 31, 2018, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Purchases:
U.S. Government	$10,915,104,722	$19,129,898,653	$—	$—	$—	$—	$—	$—
Other	2,586,219,568	4,656,485,717	2,167,544,839	1,046,991,464	1,779,861,848	333,869,013	1,173,281,293	2,015,000,772
Sales:
U.S. Government	10,816,089,058	17,240,177,857	—	—	—	—	—	—
Other	2,238,916,741	1,837,489,147	1,188,766,031	901,812,190	911,214,887	314,037,773	789,337,524	553,657,949

10. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the period ended June 30, 2018, the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, partnership taxable income, passive foreign investment company sales adjustments, paydowns, dividend redesignations and difference between book and tax accretion methods for market premium:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Core Bond Fund	$11,247,138	$(11,247,138)	$—
Core Plus Bond Fund	4,783,155	(4,783,155)	—
Municipal Bond Fund	—	—	—
Large Cap Growth Fund	(1,698)	1,698	—
Large Cap Value Fund	(1,071,316)	1,071,316	—
Small/Mid Cap Growth Fund	389,946	(389,946)	—
Small/Mid Cap Value Fund	58,724	(58,724)	—
International Equity Fund	(1,313,133)	1,313,133	—

72	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2018, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Tax cost of Portfolio	$16,713,812,781	$12,238,019,217	$3,441,486,218	$5,039,606,506	$6,321,548,012	$2,952,566,821	$3,736,300,820	$6,997,676,842

Gross Unrealized Appreciation	$79,921,895	$48,854,796	$26,806,514	$1,184,755,724	$1,039,522,414	$779,114,481	$622,188,548	$888,190,074
Gross Unrealized Depreciation	(291,958,486)	(195,976,049)	(27,686,614)	(132,221,240)	(284,593,416)	(122,780,145)	(183,677,024)	(413,070,860)

Net Unrealized Appreciation / (Depreciation)	$(212,036,591)	$(147,121,253)	$(880,100)	$1,052,534,484	$754,928,998	$656,334,336	$438,511,524	$475,119,214

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis and the amortization of premiums.

As of June 30, 2018, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Accumulated Capital and Other Losses	$(71,132,978)	$(94,764,935)	$(7,294,872)	$—	$—	$—	$—	$—
Other Gains / (Losses)	(1,467,307)	(823,567)	(24,307)	(4,029)	(2,545)	(248)	—	(18,575)
Undistributed Net Ordinary Income	372,135	11,496,213	—	53,014,693	2,198,393	35,887,777	25,763,831	130,518,683
Undistributed Tax-Exempt Income	—	—	340,458	—	—	—	—	—
Undistributed Long-Term Capital Gain	—	—	—	171,200,520	38,911,413	107,713,104	97,562,399	74,686,300
Unrealized Appreciation/(Depreciation)	(212,036,591)	(147,121,253)	(880,100)	1,052,534,484	754,928,998	656,334,336	438,511,524	475,119,214

Total Accumulated Gain/(Loss)	$(284,264,741)	$(231,213,542)	$(7,858,821)	$1,276,745,668	$796,036,259	$799,934,969	$561,837,754	$680,305,622

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, organizational costs, straddle loss deferrals, and capital loss carryforwards.

At June 30, 2018, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital Loss Carryforwards
Core Bond Fund	$71,132,978
Core Plus Bond Fund	94,764,935
Municipal Bond Fund	7,294,871
Large Cap Growth Fund	—
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	—
International Equity Fund	—

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Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2018, the Funds did not defer, on a tax basis, any post-October capital losses or late-year ordinary losses.

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2018 and June 30, 2017 were as follows:

	Core Bond Fund		Core Plus Bond Fund		Municipal Bond Fund		Large Cap Growth Fund
	2018	2017	2018	2017	2018	2017	2018	2017
Distributions paid from:
Net Ordinary Income (1)	$415,158,732	$349,650,342	$234,531,198	$143,426,455	$828,001	$2,649,832	$41,291,958	$27,066,103
Tax-Exempt Income	—	—	—	—	63,301,187	40,713,891	—	—
Net Long-Term Capital Gains	—	10,835,355	—	1,478,345	—	176,449	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$415,158,732	$360,485,697	$234,531,198	$144,904,800	$64,129,188	$43,540,172	$41,291,958	$27,066,103

	Large Cap Value Fund		Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund		International Equity Fund
	2018	2017	2018	2017	2018	2017	2018	2017
Distributions paid from:
Net Ordinary Income (1)	$114,323,830	$65,546,222	$18,817,616	$6,879,324	$42,170,781	$19,093,726	$104,606,458	$49,670,345
Tax-Exempt Income	—	—	—	—	—	—	—	—
Net Long-Term Capital Gains	30,311,007	—	13,939,090	—	2,212,232	—	24,280,569	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$144,634,837	$65,546,222	$32,756,706	$6,879,324	$44,383,013	$19,093,726	$128,887,027	$49,670,345

(1)	Net Ordinary Income includes net short-term capital gains, if any.

11. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. Current market conditions may pose heightened risks for the Funds. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations.

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Notes to Financial Statements (Unaudited) (Continued)

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically

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Notes to Financial Statements (Unaudited) (Continued)

outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or

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Notes to Financial Statements (Unaudited) (Continued)

other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

12. NEW ACCOUNTING PRONOUNCEMENTS

a) Accounting Standards Update 2017-08 (ASU 2017-08) Premium Amortization on Purchased Callable Debt Securities. During March 2017, the Financial Accounting Standards Board (FASB) issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted the ASU. The implementation of the ASU did not have a material impact on the Funds’ Financial Statements.

b) In August 2018, the FASB issued Accounting Standards Update No. 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the changes in unrealized gains and losses for recurring Level 3 fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the impact of this change in guidance, and due to the permissibility of early adoption, modified the Funds’ fair value disclosures (see Note 4) for the period ended December 31, 2018.

c) In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) were amended to require presentation of the total, rather than the components of net assets, of distributable earnings on the balance sheet. Consistent with GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income. Instead, consistent with GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The requirements of the Final Rule Release became effective November 5, 2018.

In accordance with new reporting requirements pursuant to Regulation S-X of the Securities and Exchange Commission, presentation of certain amounts on the Statement of Changes in Net Assets, for the year ended June 30, 2018 have been conformed to meet the new disclosure requirements.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The following is a summary of the previously disclosed distribution amounts, as reported at June 30, 2018:

	Distributions to Shareholders		Undistributed (Distribution in Excess of) Net Investment Income
	Net Investment Income	Net Realized Gains
Bridge Builder Core Bond Fund	$(415,158,732)	$—	$(3,003,586)
Bridge Builder Core Plus Bond Fund	(234,531,198)	—	1,211,827
Bridge Builder Municipal Bond Fund	(64,129,188)	—	316,151
Bridge Builder Large Cap Growth Fund	(41,291,958)	—	31,167,482
Bridge Builder Large Cap Value Fund	(101,268,620)	(43,366,217)	1,982,407
Bridge Builder Small/Mid Cap Growth Fund	(9,884,986)	(22,871,720)	5,199,297
Bridge Builder Small/Mid Cap Value Fund	(42,170,781)	(2,212,232)	21,236,156
Bridge Builder International Equity Fund	(102,713,544)	(26,173,483)	96,879,695

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

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Bridge Builder Mutual Funds

Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter* (Born: 1957)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)	9	Trustee, Brandes U.S. registered mutual funds (nine funds).
Janice L. Innis-Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Chief Compliance & Ethics Officer, Samsung Electronics America (since 2017); Retired (2016-2017); Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (2006-2016)	9	None.
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)	9	Independent Director, Federal Home Loan Bank; Inside Director, Ameriprise Bank, FSB.
William N. Scheffel* (Born: 1953)	Trustee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (2003-2016)	9	None.
John M. Tesoro* (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)	9	Audit Committee Chair; Teton Advisors, Inc. (registered investment adviser). Trustee, BBH Trust (seven funds).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustees of the Trust (2)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Retired (since 2017); Chief Executive Officer, Victory Wireline, LLC (2015-2017); Retired (2013-2015); Principal, Investment Advisory, Edward Jones Client Strategies Group (1986-2012)	9	None.
William E. Fiala (Born: 1967)	Trustee	Indefinite Term; Since Inception	Principal, Edward Jones Client Strategies Group (1994-Present)	9	None.

Officers of the Trust

Name	Role	Term	Principal Occupation
Ryan T. Robson (Born: 1978)	President	Indefinite Term; Since July 1, 2016	Principal, Edward Jones Client Strategies Group (since 2013); Director, PricewaterhouseCoopers LLP (2010-2013)
Julius A. Drelick, III (Born: 1966)	Vice President	Indefinite Term; Since May 24, 2017	Director of Fund Administration and Strategic Products, Edward Jones (since 2016); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013)
Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July 1, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 1, 2015	Principal, Edward Jones Compliance (since 2013); Senior Counsel, Wells Fargo Advisors, LLC (2008-2013)
Helge K. Lee (Born: 1946)	Secretary	Indefinite Term; Since July 1, 2016	Associate General Counsel, Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005-2014)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Mr. Broderick and Mr. Fiala are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)

The “Fund Complex” is comprised of each Fund offered by the Trust, one of which is not included in this Semiannual Report, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

*	Effective 1/1/2019, the Board appointed John M. Tesoro as the Lead Independent Trustee of the Board, and William N. Scheffel as the Chair of the Audit Committee.

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

80	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Board Consideration of Sub-advisory Agreements (Unaudited)

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on August 21-22, 2018 (the “Meeting”), the Board of Trustees of the Bridge Builder Trust (the “Board”), including a majority of the Independent Trustees, considered and approved a new sub-advisory arrangement pursuant to an agreement with BlackRock Investment Management, LLC (“BlackRock” of the “Sub-adviser”) with respect to the Bridge Builder Municipal Bond Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

In advance of the in-person Meeting and a telephonic meeting held on August 16, 2018, the Adviser and the Sub-adviser furnished information to the Board necessary for the Board to evaluate the terms of the Sub-advisory Agreement. The Board had the opportunity to ask questions and request further information in connection with its consideration. This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Sub-adviser; (ii) the Sub-adviser’s investment management personnel; (iii) the Sub-adviser’s operations; (iv) the Sub-adviser’s investment philosophy and investment process; (v) the sub-advisory fees proposed to be payable to the Sub-adviser; (vi) the Sub-adviser’s policies and compliance procedures, including those related to personal securities transactions; and (vii) the investment performance of accounts managed by the Sub-adviser with strategies similar to the portion of the Fund proposed to be managed by the Sub-adviser.

At the in-person Meeting, representatives of the Adviser and the Sub-adviser made presentations and responded to questions regarding the Sub-adviser’s services, fees and other aspects of the Sub-advisory Agreement. The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory and sub-advisory arrangements, and met in executive session outside the presence of the interested Trustees, Fund management and representatives of the Adviser and the Sub-adviser to discuss the Sub-advisory Agreement and the services to be provided by the Sub-adviser.

In considering the approval of the Sub-advisory Agreement, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services to be provided by the Sub-adviser under the Sub-advisory Agreement. The Board reviewed the portfolio management services and investment process proposed by the Sub-adviser, including how the Sub-adviser’s investment philosophy and process complement those of the other sub-advisers that manage the Fund. The Board also reviewed the background and experience of the Sub-adviser’s portfolio management personnel. The Adviser discussed with the Board its history with BlackRock and its experience in the role of sub-adviser to certain other series of Bridge Builder Trust. The Board reviewed the resources of the Sub-adviser, and the terms of the proposed Sub-advisory Agreement. The Board also considered other services to be provided to the Fund by the Sub-adviser under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity and selecting broker-dealers to execute portfolio transactions.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Sub-adviser is capable of providing services of the type and nature contemplated by the terms of the Sub-advisory Agreement.

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Board Consideration of Sub-advisory Agreements (Unaudited) (Continued)

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Sub-adviser. The Board considered the potential impact of BlackRock’s fee to the Fund’s overall expenses, given the Adviser’s contractual agreement to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees to be paid to the Fund’s sub-advisers. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-adviser.

3. The Sub-adviser’s Investment Performance Record. Because the Sub-adviser is new to the Fund, the Board was not able to evaluate an investment performance record for the portion of the Fund to be managed by the Sub-adviser. The Board did consider the Sub-adviser’s performance history with respect to similarly-managed investment accounts. While there was no historical Sub-adviser performance information with respect to the Fund for review, the Board noted that it would have an opportunity to review such information in connection with future annual reviews of advisory and sub-advisory agreements.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Sub-adviser to be a material factor, given that the Sub-adviser is not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program, sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

The Board also considered potential “fall-out” or ancillary benefits to BlackRock, as a result of its relationship with the Fund. Ancillary benefits for BlackRock might entail research credits received from brokers resulting from Fund portfolio transactions. The Board considered that ancillary benefits could result from a greater allocation of assets under BlackRock’s management, potentially allowing the Sub-adviser to leverage its increased trade volume to negotiate more favorable execution rates for all its clients. Ancillary benefits could also include benefits potentially derived from an increase in BlackRock’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by BlackRock, or to operate other products and services that follow investment strategies similar to those of the Fund).

CONCLUSION

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Sub-advisory Agreement at the Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the Sub-advisory Agreement, including the compensation to be paid thereunder, are reasonable in relation to the services expected to be provided by the Sub-adviser to the Fund and that the appointment of the Sub-adviser and the approval of the Sub-advisory Agreement would be in the best interests of the Fund and its shareholders. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved (a) the appointment of the Sub-adviser as a sub-adviser to the Fund, and (b) the Sub-advisory Agreement.

82	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Board Consideration of Sub-advisory Agreements (Unaudited) (Continued)

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on November 27-28, 2018 (the “Meeting”), the Board of Trustees of the Bridge Builder Trust (the “Board”), including a majority of the Independent Trustees, considered and approved a new sub-advisory arrangement pursuant to an agreement with Diamond Hill Capital Management, Inc. (“Diamond Hill” or the “Sub-adviser”) with respect to the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

In advance of the in-person Meeting and a telephonic meeting held on November 19, 2018, the Adviser and the Sub-adviser furnished information to the Board necessary for the Board to evaluate the terms of the Sub-advisory Agreement. The Board had the opportunity to ask questions and request further information in connection with its consideration. This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Sub-adviser; (ii) the Sub-adviser’s investment management personnel; (iii) the Sub-adviser’s operations; (iv) the Sub-adviser’s investment philosophy and investment process; (v) the sub-advisory fees proposed to be payable to the Sub-adviser; (vi) the Sub-adviser’s policies and compliance procedures, including those related to personal securities transactions; and (vii) the investment performance of accounts managed by the Sub-adviser employing a mid-cap strategy similar to the portion of the Fund proposed to be managed by the Sub-adviser.

At the in-person Meeting, representatives of the Adviser and the Sub-adviser made presentations and responded to questions regarding the Sub-adviser’s services, fees and other aspects of the Sub-advisory Agreement. The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory and sub-advisory arrangements, and met in executive session outside the presence of the interested Trustees, Fund management and representatives of the Adviser and the Sub-adviser to discuss the Sub-advisory Agreement and the services to be provided by the Sub-adviser.

In considering the approval of the Sub-advisory Agreement, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services to be provided by the Sub-adviser under the Sub-advisory Agreement. The Board reviewed the portfolio management services and investment process proposed by the Sub-adviser, including how the Sub-adviser’s investment philosophy and process complement those of the other sub-advisers that manage the Fund. The Board also reviewed the background and experience of the Sub-adviser’s portfolio management personnel. The Board reviewed the resources of the Sub-adviser, and the terms of the proposed Sub-advisory Agreement. The Board also considered other services to be provided to the Fund by the Sub-adviser under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity and selecting broker-dealers to execute portfolio transactions.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Sub-adviser is capable of providing services of the type and nature contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Sub-adviser. The Board considered the potential impact of Diamond Hill’s fee to the Fund’s overall expenses, given the Adviser’s contractual agreement to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees to be paid to the Fund’s sub-advisers. Based on the factors above, as well as those discussed

Semiannual Report • December 31, 2018	83

Bridge Builder Mutual Funds

Board Consideration of Sub-advisory Agreements (Unaudited) (Continued)

below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-adviser.

3. The Sub-adviser’s Investment Performance Record. Because the Sub-adviser is new to the Fund, the Board was not able to evaluate an investment performance record for the portion of the Fund to be managed by the Sub-adviser. The Board did consider the Sub-adviser’s composite performance with respect to its mid-cap strategy, and noted that it had a relatively short history. While there was no historical Sub-adviser performance information with respect to the Fund for review, the Board noted that it would have an opportunity to review such information in connection with future annual reviews of advisory and sub-advisory agreements.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Sub-adviser to be a material factor, given that the Sub-adviser is not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program, sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

The Board also considered potential “fall-out” or ancillary benefits to Diamond Hill, as a result of its relationship with the Fund. The Board considered that ancillary benefits could result from a greater allocation of assets under Diamond Hill’s management, potentially allowing the Sub-adviser to leverage its increased trade volume to negotiate more favorable execution rates for all its clients. Ancillary benefits could also include benefits potentially derived from an increase in Diamond Hill’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Diamond Hill, or to operate other products and services that follow investment strategies similar to those of the Fund).

CONCLUSION

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Sub-advisory Agreement at the Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the Sub-advisory Agreement, including the compensation to be paid thereunder, are reasonable in relation to the services expected to be provided by the Sub-adviser to the Fund and that the appointment of the Sub-adviser and the approval of the Sub-advisory Agreement would be in the best interests of the Fund and its shareholders. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved (a) the appointment of the Sub-adviser as a sub-adviser to the Fund, and (b) the Sub-advisory Agreement.

84	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

Board Consideration of Sub-advisory Agreements (Unaudited) (Continued)

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on November 27-28, 2018 (the “Meeting”), the Board of Trustees of the Bridge Builder Trust (the “Board”), including a majority of the Independent Trustees, considered and approved a new sub-advisory arrangement pursuant to an agreement with Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) (“MFS” or the “Sub-adviser”) with respect to the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

In advance of the in-person Meeting and a telephonic meeting held on November 19, 2018, the Adviser and the Sub-adviser furnished information to the Board necessary for the Board to evaluate the terms of the Sub-advisory Agreement. The Board had the opportunity to ask questions and request further information in connection with its consideration. This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Sub-adviser; (ii) the Sub-adviser’s investment management personnel; (iii) the Sub-adviser’s operations; (iv) the Sub-adviser’s investment philosophy and investment process; (v) the sub-advisory fees proposed to be payable to the Sub-adviser; (vi) the Sub-adviser’s policies and compliance procedures, including those related to personal securities transactions; and (vii) the investment performance of accounts managed by the Sub-adviser employing a small cap value strategy similar to the portion of the Fund proposed to be managed by the Sub-adviser.

At the in-person Meeting, representatives of the Adviser and the Sub-adviser made presentations and responded to questions regarding the Sub-adviser’s services, fees and other aspects of the Sub-advisory Agreement. The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory and sub-advisory arrangements, and met in executive session outside the presence of the interested Trustees, Fund management and representatives of the Adviser and the Sub-adviser to discuss the Sub-advisory Agreement and the services to be provided by the Sub-adviser.

In considering the approval of the Sub-advisory Agreement, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services to be provided by the Sub-adviser under the Sub-advisory Agreement. The Board reviewed the portfolio management services and investment process proposed by the Sub-adviser, including how the Sub-adviser’s investment philosophy and process complement those of the other sub-advisers that manage the Fund. The Board also reviewed the background and experience of the Sub-adviser’s portfolio management personnel. The Board reviewed the resources of the Sub-adviser, and the terms of the proposed Sub-advisory Agreement. The Board also considered other services to be provided to the Fund by the Sub-adviser under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity and selecting broker-dealers to execute portfolio transactions.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Sub-adviser is capable of providing services of the type and nature contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Sub-adviser. The Board considered the potential impact of MFS’s fee to the Fund’s overall expenses, given the Adviser’s contractual agreement to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees to be paid to the Fund’s sub-advisers. Based on the factors above, as well as those discussed

Semiannual Report • December 31, 2018	85

Bridge Builder Mutual Funds

Board Consideration of Sub-advisory Agreements (Unaudited) (Continued)

below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-adviser.

3. The Sub-adviser’s Investment Performance Record. Because the Sub-adviser is new to the Fund, the Board was not able to evaluate an investment performance record for the portion of the Fund to be managed by the Sub-adviser. The Board did consider the Sub-adviser’s performance history with respect to similarly-managed investment accounts. While there was no historical Sub-adviser performance information with respect to the Fund for review, the Board noted that it would have an opportunity to review such information in connection with future annual reviews of advisory and sub-advisory agreements.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Sub-adviser to be a material factor, given that the Sub-adviser is not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program, sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

The Board also considered potential “fall-out” or ancillary benefits to MFS, as a result of its relationship with the Fund. The Board considered that ancillary benefits could result from a greater allocation of assets under MFS’s management, potentially allowing the Sub-adviser to leverage its increased trade volume to negotiate more favorable execution rates for all its clients. Ancillary benefits could also include benefits potentially derived from an increase in MFS’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by MFS, or to operate other products and services that follow investment strategies similar to those of the Fund).

CONCLUSION

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Sub-advisory Agreement at the Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the Sub-advisory Agreement, including the compensation to be paid thereunder, are reasonable in relation to the services expected to be provided by the Sub-adviser to the Fund and that the appointment of the Sub-adviser and the approval of the Sub-advisory Agreement would be in the best interests of the Fund and its shareholders. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved (a) the appointment of the Sub-adviser as a sub-adviser to the Fund, and (b) the Sub-advisory Agreement.

86	Semiannual Report • December 31, 2018

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

Semiannual Report • December 31, 2018	87

Bridge Builder Mutual Funds

Privacy Policy (Unaudited)

Revised 12/2017

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Risk tolerance
* Transaction history

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE

Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

88	Semiannual Report • December 31, 2018

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

d/b/a U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Bridge Builder Mutual Funds

Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.

Visit www.bridgebuildermutualfunds.com for more information.

Enroll in e-delivery
Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

DES-8308-A

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES—98.51%
Asset-Backed Obligations—12.50%
ABFC 2005-AQ1 Trust
4.78%, 06/25/2035 (1)	$310,082	$315,716
ABFC 2006-OPT1 Trust
2.66% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 09/25/2036 (2)	3,501,902	3,399,744
Academic Loan Funding Trust 2013-1
3.31% (1 Month LIBOR USD + 0.80%), 12/26/2044 (2)(3)	883,667	880,625
Ajax Mortgage Loan Trust
3.47%, 04/25/2057 (1)(3)	949,612	941,888
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (1)(3)	2,104,917	2,102,430
Allegro CLO VII Ltd.
3.49% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031 (2)(3)	12,000,000	11,804,784
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023 (3)	1,130,876	1,128,642
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023 (3)	5,996,000	5,979,409
3.69%, 06/12/2023 (3)	3,660,000	3,657,926
American Credit Acceptance Receivables Trust 2018-2
2.94%, 01/10/2022 (3)	3,922,268	3,914,718
American Credit Acceptance Receivables Trust 2018-3
2.92%, 08/12/2021 (3)	7,362,292	7,350,077
3.49%, 06/13/2022 (3)	1,533,000	1,535,474
American Express Credit Account Master Trust
1.93%, 09/15/2022	24,490,000	24,200,783
2.04%, 05/15/2023	14,026,000	13,809,911
2.91% (1 Month LIBOR USD + 0.45%), 09/16/2024 (2)	15,600,000	15,617,116
2.84% (1 Month LIBOR USD + 0.38%), 02/18/2025 (2)	5,700,000	5,697,722
2.84% (1 Month LIBOR USD + 0.38%), 04/15/2026 (2)	4,112,000	4,084,535
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (3)	3,849,442	3,884,211
4.29%, 10/17/2036 (3)	300,000	310,009
6.23%, 10/17/2036 (3)	1,000,000	1,101,246
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/18/2036 (3)	600,000	625,366
6.42%, 12/18/2036 (3)	1,000,000	1,113,497
3.47%, 04/18/2052 (3)	2,099,390	2,085,027
5.64%, 04/18/2052 (3)	3,900,000	4,174,669
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/18/2052 (3)	1,824,123	1,857,722
AmeriCredit Automobile Receivables Trust
2.30%, 02/18/2022	1,153,000	1,141,605
2.71%, 08/18/2022	618,000	612,293
3.13%, 01/18/2023	1,387,000	1,378,757
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	43,741	43,707
AmeriCredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	889,249
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	5,985,828

AmeriCredit Automobile Receivables Trust 2017-3
2.69%, 06/19/2023	3,050,000	3,013,157
AmeriCredit Automobile Receivables Trust 2017-4
1.83%, 05/18/2021	6,166,651	6,145,177
2.36%, 12/19/2022	5,355,000	5,287,020
2.60%, 09/18/2023	6,700,000	6,587,978
AmeriCredit Automobile Receivables Trust 2018-1
2.71%, 07/19/2021	6,135,972	6,125,290
3.50%, 01/18/2024	6,000,000	6,019,761
AmeriCredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024	7,636,000	7,674,933
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-13
5.05%, 01/25/2034 (1)	1,181	1,423
Amortizing Residential Collateral Trust 2002-BC5
3.54% (1 Month LIBOR USD + 1.04%, 0.69% Floor), 07/25/2032 (2)	2,504,446	2,479,828
Anchor Assets IX LLC
5.13%, 05/15/2020 (3)(12)	7,495,123	7,495,123
Anchorage Capital CLO 2013-1 Ltd.
3.69% (3 Month LIBOR USD + 1.25%), 01/13/2031 (2)(3)	2,500,000	2,480,948
Apidos CLO XXIII
3.26% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 01/15/2027 (2)(3)	10,000,000	9,903,970
Arcadia Receivables Credit Trust 2017-1
3.25%, 06/15/2023 (3)	226,286	226,233
Argent Securities, Inc.
3.65% (1 Month LIBOR USD + 1.14%, 0.57% Floor), 12/25/2033 (2)	3,223,761	3,225,061
3.55% (1 Month LIBOR USD + 1.04%, 0.52% Floor), 04/25/2034 (2)	3,667,317	3,659,113
2.85% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 11/25/2035 (2)	2,327,985	2,322,386
Arivo 2018-1 A FRN
5.74%, 09/15/2019 (12)	4,298,855	4,298,855
Asset Backed Securities Co. Home Equity Loan Trust Series 2003-HE6
3.19% (1 Month LIBOR USD + 0.68%, 0.34% Floor), 11/25/2033 (2)	1,862,969	1,808,843
Asset Backed Securities Co. Home Equity Loan Trust Series AEG 2006-HE1
2.72% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036 (2)	3,411,715	3,394,016
Asset Backed Securities Co. Home Equity Loan Trust Series OOMC 2006-HE3
2.68% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036 (2)	1,864,841	1,851,133
Asset-Backed Pass-Through Certificates Series 2004-R2
3.29% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 04/25/2034 (2)	306,192	306,980
Atlas Senior Loan Fund III Ltd.
3.47% (3 Month LIBOR USD + 0.83%), 11/17/2027 (2) (3)	6,500,000	6,417,580
Atlas Senior Loan Fund Ltd.
3.74% (3 Month LIBOR USD + 1.30%), 01/16/2030 (2) (3)	3,750,000	3,730,721
Atlas Senior Loan Fund V Ltd.
3.70% (3 Month LIBOR USD + 1.26%), 07/16/2029 (2) (3)	4,250,000	4,210,216
Avis Budget Rental Car Funding AESOP LLC
2.46%, 07/20/2020 (3)	10,300,000	10,269,828
2.50%, 07/20/2021 (3)	6,300,000	6,240,196
2.63%, 12/20/2021 (3)	6,600,000	6,526,296
3.70%, 09/20/2024 (3)	6,200,000	6,281,387
4.00%, 03/20/2025 (3)	5,800,000	5,918,828
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021 (3)	453,446	451,703
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (3)	414,429	409,893
B2R Mortgage Trust 2015-2
3.34%, 11/18/2048 (3)	1,571,217	1,564,796
BA Credit Card Trust
1.95%, 08/15/2022	9,255,000	9,144,709

Bain Capital Credit CLO 2018-1
3.44% (3 Month LIBOR USD + 0.96%), 04/23/2031 (2)(3)	10,000,000	9,751,530
Bank of The West Auto Trust 2018-1
3.59%, 12/15/2023 (3)	10,755,000	10,930,096
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2037 (1)	192,975	181,492
Bayview Opportunity Master Fund IIIa Trust 2017-RN8
3.35%, 11/29/2032 (1)(3)	1,031,258	1,026,796
Bayview Opportunity Master Fund IVa Trust 2018-RN1
3.28%, 01/28/2033 (1)(3)	526,820	526,965
Bayview Opportunity Master Fund Trust 2018-RN8
4.07%, 09/28/2033 (1)(3)	1,623,519	1,625,171
BCC Funding XIII LLC
2.20%, 12/20/2021 (3)	561,289	558,985
Bear Stearns Asset Backed Securities I Trust 2004-HE6
3.17% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 08/25/2034 (2)	7,536,175	7,293,005
Bear Stearns Asset Backed Securities I Trust 2004-HE7
3.41% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 08/25/2034 (2)	792,034	787,869
Bear Stearns Asset Backed Securities Trust 2003-2
4.01% (1 Month LIBOR USD + 1.50%, 0.75% Floor, 11.00% Cap), 03/25/2043 (2)	3,940,991	3,938,403
Bear Stearns Asset Backed Securities Trust 2006-SD1
2.88% (1 Month LIBOR USD + 0.37%, 0.37% Floor), 04/25/2036 (2)	14,268	14,210
BlueMountain CLO 2015-1 Ltd.
3.77% (3 Month LIBOR USD + 1.33%), 04/13/2027 (2)(3)	775,000	774,649
BMW Floorplan Master Owner Trust
2.78% (1 Month LIBOR USD + 0.32%), 05/15/2023 (2)(3)	6,407,000	6,406,992
Business Jet Securities LLC 2017-1
4.34%, 02/15/2033 (3)	4,382,220	4,406,803
Business Jet Securities LLC 2018-2
4.45%, 06/15/2033 (3)	7,345,847	7,424,225
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (3)	171,735	169,447
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023 (12)	5,050,451	5,039,405
Capital Auto Receivables Asset Trust 2017-1
1.76%, 06/22/2020 (3)	1,596,262	1,593,278
Capital Auto Receivables Asset Trust 2018-1
2.79%, 01/20/2022 (3)	9,415,000	9,391,068
Capital One Multi-Asset Execution Trust
2.00%, 01/17/2023	8,389,000	8,296,920
1.99%, 07/17/2023	4,469,000	4,399,718
3.04% (1 Month LIBOR USD + 0.58%), 07/15/2027 (2)	6,734,000	6,744,671
Carlyle Global Market Strategies CLO 2014-1 Ltd.
3.42% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031 (2)(3)	12,000,000	11,787,864
Carlyle U.S. CLO 2017-2 Ltd.
3.70% (3 Month LIBOR USD + 1.23%), 04/21/2031 (2)(3)	5,500,000	5,477,687
3.69% (3 Month LIBOR USD + 1.22%), 07/21/2031 (2)(3)	3,000,000	2,985,903
CarMax Auto Owner Trust
1.64%, 09/15/2020	2,545,277	2,538,649
3.27%, 03/15/2024	4,370,000	4,411,874
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023	2,635,000	2,650,173
Carmax Auto Owner Trust 2018-4
3.48%, 02/15/2024	6,737,000	6,870,308
Carrington Mortgage Loan Trust Series 2006-OPT1
2.69% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 12/25/2035 (2)	243,397	243,023

Catamaran CLO 2014-2 Ltd.
3.84% (3 Month LIBOR USD + 1.40%), 10/18/2026 (2)(3)	1,000,000	999,631
Chase Funding Trust Series 2003-4
5.21%, 05/25/2033 (1)	141,684	143,178
Chase Funding Trust Series 2003-6
5.05%, 11/25/2034 (1)	208,837	215,480
5.05%, 11/25/2034 (1)	355,571	364,433
Chase Issuance Trust
2.66% (1 Month LIBOR USD + 0.20%), 04/17/2023 (2)	7,710,000	7,686,263
3.01% (1 Month LIBOR USD + 0.55%), 06/15/2023 (2)	11,000,000	11,054,190
2.86% (1 Month LIBOR USD + 0.40%), 03/15/2024 (2)	7,100,000	7,099,991
CIFC Funding 2018-II Ltd.
3.51% (3 Month LIBOR USD + 1.04%), 04/21/2031 (2)(3)	10,000,000	9,811,110
Citi Held For Asset Issuance 2016-MF1
6.64%, 08/15/2022 (3)	593,096	593,768
Citibank Credit Card Issuance Trust
1.74%, 01/19/2021	18,360,000	18,348,185
2.76% (1 Month LIBOR USD + 0.37%), 08/08/2024 (2)	21,347,000	21,280,935
2.80% (1 Month LIBOR USD + 0.33%), 01/21/2025 (2)	8,712,000	8,661,184
3.12% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 04/22/2026 (2)	10,900,000	10,956,057
3.96%, 10/15/2030	24,100,000	25,302,983
Citigroup Global Markets Mortgage Securities VII, Inc.
3.95%, 04/25/2032 (1)(3)	15,567	15,436
Citigroup Mortgage Loan Trust, Inc.
3.27% (1 Month LIBOR USD + 0.76%, 0.38% Floor), 12/25/2033 (2)	14,969	14,926
CLUB Credit Trust
3.82%, 01/15/2026 (3)	7,408,000	7,403,201
CLUB Credit Trust 2017-NP1
2.42%, 09/15/2023 (3)	1,113,167	1,110,036
CLUB Credit Trust 2017-P2
2.61%, 01/15/2024 (3)	2,300,985	2,287,377
Colony American Finance 2016-2 Ltd.
2.55%, 11/18/2048 (3)	1,069,365	1,042,134
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042 (3)	10,529,088	10,185,127
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044 (3)	8,066,855	8,025,926
Commonbond Student Loan Trust 2018-C-GS
3.18% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 02/25/2046 (2)(3)	4,300,000	4,280,747
3.87%, 02/25/2046 (3)	3,200,000	3,206,054
Conseco Financial Co.
6.24%, 12/01/2028	14,714	14,922
6.22%, 03/01/2030	56,582	59,019
6.18%, 04/01/2030	17,391	18,022
Consumer Loan Underlying Bond Credit Trust 2017-NP2
2.55%, 01/16/2024 (3)	41,071	41,055
COOF Securitization Trust 2014-1 Ltd.
3.14%, 06/15/2040 IO (3)(4)	1,179,359	104,992
Countrywide Asset-Backed Certificates
5.43%, 02/25/2033 (4)	58,366	54,634
5.12%, 02/25/2035 (1)	32,291	32,407
4.44%, 12/25/2035 (4)	93,917	95,649
5.97%, 12/25/2035 (4)	76,122	68,345
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020 (3)	384,117	384,535
CPS Auto Receivables Trust 2014-D
4.35%, 11/16/2020 (3)	481,419	483,237

CPS Auto Receivables Trust 2015-A
4.00%, 02/16/2021 (3)	446,000	448,007
CPS Auto Receivables Trust 2015-B
4.20%, 05/17/2021 (3)	1,905,000	1,918,771
CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021 (3)	1,376,000	1,393,216
CPS Auto Receivables Trust 2016-C
3.27%, 06/15/2022 (3)	840,000	839,832
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022 (3)	1,441,000	1,433,441
3.95%, 03/15/2023 (3)	3,485,000	3,495,129
CPS Auto Receivables Trust 2017-C
1.78%, 09/15/2020 (3)	569,863	569,014
2.86%, 06/15/2023 (3)	2,300,000	2,284,482
3.79%, 06/15/2023 (3)	791,000	791,860
CPS Auto Receivables Trust 2018-A
2.16%, 05/17/2021 (3)	3,230,486	3,220,629
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022 (3)	8,562,282	8,554,040
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025 (3)	1,987,000	1,974,258
3.04%, 12/15/2025 (3)	871,000	863,673
3.48%, 02/17/2026 (3)	730,000	726,902
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026 (3)	811,000	804,761
Credit Acceptance Auto Loan Trust 2018-1
3.01%, 02/16/2027 (3)	6,684,000	6,632,283
Credit Acceptance Auto Loan Trust 2018-3
3.55%, 08/16/2027 (3)	3,090,000	3,113,130
CSMC 2016-RPL1 Trust
5.50% (1 Month LIBOR USD + 3.15%, 3.15% Floor), 12/26/2046 (2)(3)	9,035,091	9,014,897
CSMC 2018-RPL8 Trust
4.07%, 07/25/2058 (3)	7,601,162	7,589,607
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.14%, 01/25/2034 (4)	21,396	21,655
CWABS, Inc. Asset-Backed Certificates Series 2003-BC1
3.31% (1 Month LIBOR USD + 0.80%, 0.40% Floor), 03/25/2033 (2)	543,594	536,300
CWABS, Inc. Asset-Backed Certificates Series 2004-1
3.26% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 03/25/2034 (2)	38,453	38,509
3.33% (1 Month LIBOR USD + 0.83%, 0.55% Floor), 03/25/2034 (2)	7,840	7,748
3.07% (1 Month LIBOR USD + 0.56%, 0.28% Floor), 04/25/2034 (2)	1,112	1,064
CWABS, Inc. Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035 (4)	6,475	6,492
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
3.41% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 10/25/2034 (2)	18,270	18,026
3.29% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 11/25/2034 (2)	664,118	662,689
CWABS, Inc. Asset-Backed Certificates Trust 2005-1
5.03%, 06/25/2035 (4)	18,223	18,482
CWABS, Inc. Asset-Backed Certificates Trust 2005-17
5.56%, 03/25/2036 (4)	24,693	24,594
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036 (4)	4,169	4,241
Diamond Resorts Owner Trust
3.27%, 10/22/2029 (3)	2,185,937	2,172,075
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031 (3)	5,572,310	5,615,615
Discover Card Execution Note Trust
2.82% (1 Month LIBOR USD + 0.36%), 04/15/2025 (2)	7,906,000	7,872,067

Drive Auto Receivables Trust
2.78%, 10/15/2020	7,027,000	7,019,464
3.36%, 10/17/2022	6,753,000	6,739,782
3.66%, 11/15/2024	7,634,000	7,664,112
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (3)	1,766,000	1,772,319
Drive Auto Receivables Trust 2015-B
3.84%, 07/15/2021 (3)	1,335,003	1,336,956
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (3)	686,588	688,593
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024 (3)	2,996,000	3,011,274
Drive Auto Receivables Trust 2017-1
2.84%, 04/15/2022	3,543,000	3,538,499
3.84%, 03/15/2023	5,373,000	5,392,378
Drive Auto Receivables Trust 2017-2
2.25%, 06/15/2021	1,336,424	1,335,463
2.75%, 09/15/2023	5,566,000	5,554,752
Drive Auto Receivables Trust 2017-3
2.30%, 05/17/2021	2,907,484	2,904,238
2.80%, 07/15/2022	2,493,000	2,486,675
3.53%, 12/15/2023 (3)	12,000,000	12,009,846
Drive Auto Receivables Trust 2017-A
2.98%, 01/18/2022 (3)	1,194,397	1,193,211
4.16%, 05/15/2024 (3)	1,724,000	1,743,458
Drive Auto Receivables Trust 2017-B
2.61%, 08/16/2021 (3)	2,250,114	2,246,559
3.72%, 10/17/2022 (3)	2,982,000	2,987,706
Drive Auto Receivables Trust 2018-1
2.88%, 02/15/2022	9,392,000	9,380,118
Drive Auto Receivables Trust 2018-2
3.22%, 04/15/2022	21,350,000	21,327,992
DT Auto Owner Trust 2015-2
4.25%, 02/15/2022 (3)	929,999	932,019
DT Auto Owner Trust 2016-4
2.74%, 10/17/2022 (3)	1,553,905	1,551,966
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (3)	4,869,000	4,874,570
DT Auto Owner Trust 2017-2
3.03%, 01/17/2023 (3)	3,026,000	3,022,840
DT Auto Owner Trust 2017-3
3.58%, 05/15/2023 (3)	1,662,000	1,659,299
DT Auto Owner Trust 2017-4
1.85%, 08/17/2020 (3)	941,214	940,703
DT Auto Owner Trust 2018-2
3.43%, 05/16/2022 (3)	7,437,193	7,439,618
3.67%, 03/15/2024 (3)	8,250,000	8,289,269
DT Auto Owner Trust 2018-3
3.02%, 02/15/2022 (3)	10,964,926	10,932,431
DTAT Asset Trust 2017-B
5.84%, 12/16/2022 (3)(12)	3,400,000	3,397,384
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022 (3)	520,202	517,240
Exeter Automobile Receivables Trust 2016-1
5.52%, 10/15/2021 (3)	2,230,000	2,257,072
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022 (3)	835,000	841,977

Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022 (3)	6,119,000	6,092,051
Exeter Automobile Receivables Trust 2017-3
2.05%, 12/15/2021 (3)	753,360	748,778
3.68%, 07/17/2023 (3)	3,836,000	3,846,073
Exeter Automobile Receivables Trust 2018-1
2.21%, 05/17/2021 (3)	2,448,597	2,444,620
Exeter Automobile Receivables Trust 2018-3
2.90%, 01/18/2022 (3)	4,784,222	4,777,859
Exeter Automobile Receivables Trust 2018-4
3.64%, 11/15/2022 (3)	2,743,000	2,742,406
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (3)	280,000	281,694
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023 (3)	2,767,000	2,746,791
3.60%, 04/17/2023 (3)	2,847,000	2,846,033
First Investors Auto Owner Trust 2018-1
2.84%, 05/16/2022 (3)	3,269,176	3,262,908
Flagship Credit Auto Trust 2014-2
3.95%, 12/15/2020 (3)	338,416	339,022
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (3)	72,575	72,520
3.68%, 03/15/2022 (3)	568,000	569,299
4.65%, 03/15/2022 (3)	567,000	575,335
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (3)	174,939	174,833
6.22%, 06/15/2022 (3)	3,000,000	3,101,586
Flagship Credit Auto Trust 2016-4
2.71%, 11/15/2022 (3)	1,743,000	1,730,364
Flagship Credit Auto Trust 2017-2
2.96%, 07/17/2023 (3)	5,195,000	5,157,532
3.62%, 07/17/2023 (3)	2,995,000	2,979,870
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024 (3)	7,710,000	7,773,860
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (3)	7,000,000	6,904,140
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (3)	10,000,000	9,753,379
Ford Credit Auto Owner Trust 2017-B
1.49%, 05/15/2020	2,272,406	2,267,050
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	4,177,000	4,127,925
Ford Credit Auto Owner Trust 2018-B
3.38%, 03/15/2024	6,781,000	6,867,145
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031 (3)	13,500,000	13,394,867
FORT CRE 2018-1 LLC
5.31% (1 Month LIBOR USD + 2.83%, 2.83% Floor), 12/21/2023 (2)(3)	11,800,000	11,794,784
Foundation Finance Trust 2017-1
3.30%, 07/15/2033 (3)	3,002,042	2,981,348
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022 (3)	4,000,000	3,970,740
FREED ABS TRUST 2018-1
3.61%, 07/18/2024 (3)	3,840,929	3,839,702
FREED ABS TRUST 2018-2
3.99%, 10/20/2025 (3)	7,877,427	7,885,855

Fremont Home Loan Trust 2004-2
3.36% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 07/25/2034 (2)	1,229,294	1,220,455
Galaxy XXIX CLO Ltd.
3.41% (3 Month LIBOR USD + 0.79%), 11/16/2026 (2)(3)	6,000,000	5,966,886
GCAT 2017-2 LLC
3.50%, 04/25/2047 (1)(3)	1,240,594	1,230,516
GCAT 2018-1 LLC
3.84%, 06/25/2048 (1)(3)	2,104,999	2,088,655
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	33	34
6.71%, 04/25/2029 (4)	27,276	22,546
GE Mortgage Services LLC
6.74%, 12/25/2028	4	3
GLS Auto Receivables Trust 2016-1
4.39%, 01/15/2021 (3)	588,387	589,640
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (3)	7,967,000	7,895,752
GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022	5,307,000	5,252,449
GM Financial Consumer Automobile Receivables Trust 2018-4
3.32%, 06/17/2024	8,792,000	8,872,719
3.62%, 06/17/2024	1,400,000	1,422,886
GMAT 2013-1 Trust
6.97%, 08/25/2053 (1)(3)	79,195	79,222
GMF Floorplan Owner Revolving Trust
3.31% (1 Month LIBOR USD + 0.85%), 05/17/2021 (2)(3)	4,900,000	4,910,394
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (3)	476,820	473,967
Golden Bear 2016-R LLC
5.65%, 09/20/2047 (3)	2,103,406	2,135,153
Goodgreen 2017-1 Trust
3.74%, 10/15/2052 (3)	1,680,752	1,698,492
Goodgreen 2017-2 Trust
3.26%, 10/15/2053 (3)	4,556,997	4,486,007
Goodgreen 2017-R1 Trust
5.00%, 10/20/2052 (3)(4)(12)	5,623,667	5,496,010
Greenwood Park CLO Ltd.
3.45% (3 Month LIBOR USD + 1.01%), 04/15/2031 (2)(3)	23,000,000	22,812,435
Greywolf CLO VI Ltd.
3.54% (3 Month LIBOR USD + 1.03%), 04/26/2031 (2)(3)	14,000,000	13,731,816
GSAA Trust
2.78% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2035 (2)	186,862	186,217
GSAMP Trust 2005-WMC2
3.13% (1 Month LIBOR USD + 0.62%, 0.31% Floor), 11/25/2035 (2)	1,708,223	1,707,173
GSAMP Trust 2006-HE7
2.74% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2036 (2)	1,317,148	1,304,169
HERO Funding 2017-3
3.95%, 09/20/2048 (3)	4,168,464	4,255,545
HERO Funding II 2016-3B
5.24%, 09/22/2042 (3)	1,188,232	1,202,205
HERO Funding Trust 2016-2
3.75%, 09/20/2041 (3)	2,429,628	2,460,088
HERO Funding Trust 2016-3
3.08%, 09/22/2042 (3)	1,066,634	1,043,494
HERO Funding Trust 2016-4A
3.57%, 09/20/2047 (3)	3,251,780	3,290,355
HERO Funding Trust 2017-1A
4.46%, 09/20/2047 (3)	5,548,718	5,754,150

HERO Funding Trust 2017-2A
3.28%, 09/20/2048 (3)	5,299,702	5,302,029
Hertz Vehicle Financing II LP
2.32%, 03/25/2020 (3)	7,500,000	7,482,650
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (3)	1,765,698	1,747,410
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
2.71% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 03/25/2036 (2)	40,179	39,395
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	4,955,000	4,906,041
Hyundai Auto Receivables Trust 2018-B
3.29%, 01/15/2025	5,012,000	5,061,004
IMC Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	75	75
JP Morgan Mortgage Acquisition Trust 2006-CH1
2.64% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 07/25/2036 (2)	1,202,915	1,198,614
Kabbage Asset Securitization LLC
4.57%, 03/15/2022 (3)	12,810,000	12,895,764
5.79%, 03/15/2022 (3)	3,710,000	3,745,275
KGS-Alpha SBA COOF Trust
0.63%, 05/25/2039 IO (3)(4)	2,949,565	43,034
KGS-Alpha SBA COOF Trust 2014-2
3.22%, 04/25/2040 IO (3)(4)	1,142,255	92,397
KKR CLO 11 Ltd.
3.62% (3 Month LIBOR USD + 1.18%), 01/15/2031 (2)(3)	6,250,000	6,182,844
KSBA 2012-2 A
0.93%, 08/25/2038 (3)(4)	4,104,881	100,057
KVK CLO 2018-1 Ltd.
3.57% (3 Month LIBOR USD + 0.93%), 05/20/2029 (2)(3)	25,000,000	24,659,350
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042 (3)	6,200,000	6,034,140
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043 (3)	10,200,000	10,202,237
LendingClub Issuance Trust Series 2016-NP1
6.50%, 06/15/2022 (3)	515,146	515,725
Lendmark Funding Trust 2017-1
2.83%, 12/22/2025 (3)	2,508,000	2,474,558
5.41%, 12/22/2025 (3)	3,500,000	3,572,432
Lendmark Funding Trust 2018-1
5.03%, 12/21/2026 (3)	1,900,000	1,919,864
Long Beach Mortgage Loan Trust 2004-1
3.26% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 02/25/2034 (2)	830,815	821,377
Long Beach Mortgage Loan Trust 2004-3
3.36% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 07/25/2034 (2)	40,022	39,705
LV Tower 52 Issuer 2013-1
5.75%, 07/15/2019 (3)(12)	4,049,798	4,049,798
7.75%, 07/15/2019 (3)(12)	1,544,838	1,544,837
Magnetite XVI Ltd.
3.24% (3 Month LIBOR USD + 0.80%), 01/18/2028 (2)(3)	12,000,000	11,886,720
Man GLG U.S. CLO 2018-2 Ltd.
3.89% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 10/16/2028 (2)(3)	8,000,000	7,942,832
Mariner Finance Issuance Trust 2017-A
3.62%, 02/20/2029 (3)	2,999,000	2,999,044
Marlette Funding Trust 2017-1
2.83%, 03/15/2024 (3)	465,552	465,308
Marlette Funding Trust 2017-2
2.39%, 07/15/2024 (3)	1,567,215	1,565,224

Marlette Funding Trust 2018-1
2.61%, 03/15/2028 (3)	2,296,543	2,289,299
Marlette Funding Trust 2018-2
3.06%, 07/17/2028 (3)	3,717,738	3,712,114
Marlette Funding Trust 2018-4
3.71%, 12/15/2028 (3)	6,923,725	6,939,503
MASTR Asset Backed Securities Trust 2006-NC1
3.11% (1 Month LIBOR USD + 0.60%, 0.30% Floor), 01/25/2036 (2)	1,695,851	1,695,654
MidOcean Credit CLO III
3.59% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031 (2)(3)	15,400,000	15,133,380
MidOcean Credit CLO IX
3.40% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/21/2031 (2)(3)	4,000,000	3,935,088
MidOcean Credit CLO VIII
3.47% (3 Month LIBOR USD + 1.15%), 02/20/2031 (2)(3)	18,000,000	17,724,852
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (3)	755,799	817,411
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (3)	271,271	275,166
5.25%, 12/15/2045 (3)	488,141	505,919
Mill Creek II CLO Ltd.
4.22% (3 Month LIBOR USD + 1.75%), 04/20/2028 (2)(3)	3,750,000	3,755,509
Morgan Stanley ABS Capital I, Inc. Trust 2004-NC8
3.42% (1 Month LIBOR USD + 0.92%, 0.61% Floor), 09/25/2034 (2)	5,000,902	4,976,730
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
3.38% (1 Month LIBOR USD + 0.87%, 0.58% Floor), 11/25/2034 (2)	5,620,012	5,569,988
Mountain View CLO 2015-9 Ltd.
3.56% (3 Month LIBOR USD + 1.12%), 07/15/2031 (2)(3)	20,000,000	19,650,000
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042 (3)	15,200,000	14,974,058
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042 (3)	5,700,000	5,743,861
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059 (3)	6,200,000	6,336,355
New Century Home Equity Loan Trust Series 2003-5
5.08%, 11/25/2033 (1)	188,175	189,867
New Residential Mortgage Trust 2018-1
4.00%, 12/25/2057 (3)(4)	10,034,899	10,082,684
Nissan Auto Receivables 2018-C Owner Trust
3.27%, 06/16/2025	6,080,000	6,153,974
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
2.74% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 11/25/2035 (2)	10,739,140	10,606,048
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (1)(3)	71,596	71,422
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057 (1)(3)	3,291,844	3,218,872
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (1)(3)	2,648,483	2,594,953
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023	2,072	2,095
OCP CLO 2017-13 Ltd.
3.70% (3 Month LIBOR USD + 1.26%), 07/15/2030 (2)(3)	4,250,000	4,221,168
Ocwen Master Advance Receivables Trust
3.81%, 08/16/2049 (3)	1,500,000	1,476,408
Ocwen Master Advance Receivables Trust Series 2018-T1
3.65%, 08/15/2049 (3)	6,300,000	6,292,566
OL SP 2018-B LLC
4.16%, 02/09/2030	3,681,733	3,665,872
4.61%, 02/09/2030	800,377	800,893

OnDeck Asset Securitization Trust LLC
3.50%, 04/18/2022 (3)	5,796,000	5,802,883
OneMain Direct Auto Receivables Trust 2017-1
2.16%, 10/15/2020 (3)	4,950,118	4,933,830
OneMain Direct Auto Receivables Trust 2017-2
2.55%, 11/14/2023 (3)	17,900,000	17,718,392
2.82%, 07/15/2024 (3)	4,300,000	4,256,806
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024 (3)	19,400,000	19,436,179
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (3)	671,018	670,474
3.85%, 03/18/2026 (3)	500,000	501,358
OneMain Financial Issuance Trust 2015-2
3.10%, 07/18/2025 (3)	646,637	646,307
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029 (3)	2,645,000	2,649,826
6.00%, 02/20/2029 (3)	1,900,000	1,942,462
OneMain Financial Issuance Trust 2017-1
3.24% (1 Month LIBOR USD + 0.80%), 09/14/2032 (2)(3)	10,975,000	11,000,099
OneMain Financial Issuance Trust 2018-1
3.30%, 03/14/2029 (3)	3,060,000	3,062,228
Oportun Funding VI LLC
3.23%, 06/08/2023 (3)	1,957,000	1,939,359
3.97%, 06/08/2023 (3)(4)	5,150,000	5,106,739
Oportun Funding VII LLC
3.22%, 10/10/2023 (3)	1,691,000	1,674,586
Oportun Funding VIII LLC
3.61%, 03/08/2024 (3)	2,978,000	2,951,118
Oportun Funding X LLC
4.10%, 10/08/2024 (3)	5,900,000	5,955,005
Oportun Funding XII LLC
4.15%, 12/09/2024 (3)	4,200,000	4,242,677
Option One Mortgage Loan Trust 2004-3
3.41% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 11/25/2034 (2)	1,691,802	1,595,664
OZLM Funding IV Ltd.
3.72% (3 Month LIBOR USD + 1.25%), 10/22/2030 (2)(3)	10,000,000	9,924,950
OZLM XI Ltd.
3.77% (3 Month LIBOR USD + 1.25%), 10/30/2030 (2)(3)	5,000,000	4,962,010
OZLM XV Ltd.
3.96% (3 Month LIBOR USD + 1.49%), 01/20/2029 (2)(3)	7,750,000	7,743,343
OZLM XXII Ltd.
3.52% (3 Month LIBOR USD + 1.07%), 01/17/2031 (2)(3)	7,000,000	6,883,093
Palmer Square CLO 2014-1 Ltd.
3.58% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031 (2)(3)	4,000,000	3,951,640
Palmer Square CLO 2015-1 Ltd.
3.95% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 05/21/2029 (2)(3)	8,000,000	7,963,400
Palmer Square CLO 2015-2 Ltd.
3.74% (3 Month LIBOR USD + 1.27%), 07/22/2030 (2)(3)	13,925,000	13,837,203
Palmer Square CLO 2018-2 Ltd.
3.36% (3 Month LIBOR USD + 1.10%), 07/16/2031 (2)(3)	20,000,000	19,678,980
Park Avenue Institutional Advisers CLO Ltd. 2018-1
3.77% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/20/2031 (2)(3)	21,500,000	21,292,439
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
3.35% (1 Month LIBOR USD + 0.84%, 0.56% Floor), 01/25/2035 (2)	2,384,577	2,383,350
Pretium Mortgage Credit Partners I 2018-NPL4 LLC
4.83%, 09/27/2058 (1)(3)	6,228,581	6,239,819

Progress Residential 2015-SFR2 Trust
3.14%, 06/12/2032 (3)	2,012,000	1,994,221
2.74%, 06/14/2032 (3)	3,347,922	3,305,542
3.44%, 06/14/2032 (3)	2,138,000	2,124,917
4.43%, 06/14/2032 (3)	892,000	892,514
Progress Residential 2015-SFR3 Trust
3.07%, 11/15/2032 (3)	5,203,699	5,156,275
4.67%, 11/15/2032 (3)	295,000	298,642
5.66%, 11/15/2032 (3)	1,000,000	1,022,596
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034 (3)	2,000,000	1,957,977
Progress Residential 2018-SFR2 Trust
4.34%, 08/17/2035 (3)	2,390,000	2,384,994
4.66%, 08/17/2035 (3)	3,853,000	3,832,431
Prosper Marketplace Issuance Trust Series 2017-1
2.41%, 09/15/2023 (3)	140,518	140,435
2.36%, 11/15/2023 (3)	1,131,443	1,128,400
PRPM 2017-2 LLC
3.47%, 09/25/2022 (1)(3)	2,509,430	2,487,271
Purchasing Power Funding 2018-A LLC
3.34%, 08/15/2022 (3)	10,875,000	10,841,656
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034	2,511	2,511
RASC Series 2005-KS6 Trust
3.44% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035 (2)	318,660	319,174
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022 (1)(3)	3,211,885	3,193,026
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023 (1)(3)	5,969,890	5,948,108
Regional Management Issuance Trust 2018-1
4.28%, 07/15/2027 (3)	3,100,000	3,127,260
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037 (1)(9)	299,687	133,421
Renew 2017-1
3.67%, 09/20/2052 (3)	2,205,712	2,219,195
Rice Park Financing Trust 2016-A
4.63%, 11/30/2021 (3)	4,346,982	4,361,048
Santander Drive Auto Receivables Trust 2015-5
4.67%, 02/15/2023 (3)	9,500,000	9,596,370
Santander Drive Auto Receivables Trust 2017-1
2.10%, 06/15/2021	4,343,393	4,332,883
2.58%, 05/16/2022	3,957,000	3,934,918
3.17%, 04/17/2023	5,074,000	5,057,333
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	13,150,000	13,087,668
3.49%, 07/17/2023	1,633,000	1,624,344
Santander Drive Auto Receivables Trust 2017-3
2.76%, 12/15/2022	4,350,000	4,323,822
Santander Drive Auto Receivables Trust 2018-1
2.96%, 03/15/2024	3,900,000	3,882,321
Santander Drive Auto Receivables Trust 2018-2
3.35%, 07/17/2023	4,800,000	4,804,701
Santander Drive Auto Receivables Trust 2018-4
3.56%, 07/15/2024	3,017,000	3,039,355
Santander Drive Auto Receivables Trust 2018-5
3.81%, 12/16/2024	8,470,000	8,527,571

Santander Retail Auto Lease Trust 2018-A
2.93%, 05/20/2021 (3)	4,433,000	4,427,506
SART 2018-1 4.75 15 JUN 2025
4.75%, 06/15/2025 (12)	14,000,000	14,000,000
Saxon Asset Securities Trust 2003-1
4.65%, 06/25/2033 (1)	30,069	30,310
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.37%, 01/25/2036 (1)	63,852	54,934
Silvermore CLO Ltd.
3.79% (3 Month LIBOR USD + 1.17%), 05/15/2026 (2)(3)	6,810,282	6,808,470
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025 (3)	581,136	579,923
SoFi Consumer Loan Program 2018-1 Trust
3.14%, 02/25/2027 (3)	9,150,000	9,124,672
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041 (3)	18,200,000	17,782,528
SoFi Professional Loan Program 2018-B Trust
2.64%, 08/25/2047 (3)	8,075,652	8,037,846
3.34%, 08/25/2047 (3)	8,900,000	8,915,710
Sonoran Auto Receivables Trust 2017-1 TERM
4.75%, 10/17/2025 (12)	12,720,452	12,732,409
Sound Point CLO II Ltd.
3.58% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/27/2031 (2)(3)	9,000,000	8,847,846
Sound Point CLO XVI Ltd.
3.77% (3 Month LIBOR USD + 1.28%), 07/25/2030 (2)(3)	7,750,000	7,703,299
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
3.18% (1 Month LIBOR USD + 0.67%, 0.34% Floor), 10/25/2035 (2)	193,350	191,868
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (3)	4,570,755	4,564,450
3.62%, 11/15/2024 (3)	1,087,000	1,085,272
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (3)	9,900,000	9,729,567
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035 (1)	2,625	2,669
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2002-al1
3.45%, 02/25/2032	35,129	34,604
3.45%, 02/25/2032	74,684	72,850
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034 (1)	129,764	131,459
6.05%, 03/25/2034 (1)	103,777	104,976
Synchrony Card Issuance Trust
3.38%, 09/15/2024	5,500,000	5,548,737
Synchrony Credit Card Master Note Trust
2.37%, 03/15/2023	4,950,000	4,910,985
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (3)(4)	7,375,258	7,212,283
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057 (3)(4)	6,007,580	5,865,558
Towd Point Mortgage Trust 2018-1
3.00%, 01/28/2058 (3)(4)	8,912,614	8,748,015
Trafigura Securitisation Finance Plc 2018-1
3.73%, 03/15/2022 (3)	12,666,667	12,784,011
Tricolor Auto Securitization Trust 2018-1
5.05%, 12/15/2020 (3)	4,362,992	4,356,744
Trinitas CLO IV Ltd.
3.62% (3 Month LIBOR USD + 1.18%), 10/20/2031 (2)(3)	7,500,000	7,408,620
U.S. Auto Funding 2018-1 LLC
5.50%, 07/15/2023 (3)	6,838,745	6,890,741

Upgrade Receivables Trust 2018-1
3.76%, 11/15/2024 (3)	2,694,834	2,693,130
Upstart Securitization Trust 2017-1
2.64%, 06/20/2024 (3)	611,392	610,783
Upstart Securitization Trust 2018-2
3.33%, 12/22/2025 (3)	10,741,125	10,724,230
USASF Receivables 2017-A LLC
5.75%, 09/15/2030 (3)	1,895,741	1,875,753
Venture 32 CLO Ltd.
3.43% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031 (2)(3)	6,000,000	5,858,778
Verizon Owner Trust 2016-1
1.42%, 01/20/2021 (3)	184,832	183,928
Verizon Owner Trust 2017-2
1.92%, 12/20/2021 (3)	6,485,000	6,418,719
Verizon Owner Trust 2017-3
2.06%, 04/20/2022 (3)	5,612,000	5,544,625
VM DEBT LLC
6.50%, 10/02/2024 (3)(12)	5,205,027	5,205,027
Volt LX LLC
3.25%, 06/25/2047 (1)(3)	1,367,543	1,360,910
Volt LXIV LLC
3.38%, 10/25/2047 (1)(3)	6,204,023	6,140,807
Volt LXIX LLC
4.21%, 08/25/2048 (1)(3)	3,709,212	3,709,845
Volt LXVI LLC
4.34%, 05/26/2048 (1)(3)	4,125,102	4,120,609
Volt LXVII LLC
4.38%, 06/25/2048 (1)(3)	5,006,046	4,998,596
Volt LXVIII LLC
4.34%, 08/25/2048 (1)(3)	8,880,050	8,879,157
Volt LXX LLC
4.11%, 09/25/2048 (1)(3)	11,797,245	11,781,963
VOLT LXXI LLC
3.97%, 09/25/2048 (1)(3)	4,205,007	4,182,130
VOLT LXXII LLC
4.21%, 10/26/2048 (1)(3)	11,429,727	11,407,425
VOLT LXXIV LLC
5.07%, 11/25/2048 (1)(3)	15,825,000	15,979,338
Volt TR 2018-FT1 LLC
3.16%, 03/29/2021 (13)	1,944,364	1,921,368
Voya CLO 2015-1 Ltd.
3.34% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029 (2)(3)	6,000,000	5,922,450
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036 (3)	3,446,890	3,483,213
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030 (3)	1,292,316	1,283,479
4.05%, 12/20/2030 (3)	2,300,040	2,301,348
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (3)	537,250	537,397
Westlake Automobile Receivables Trust 2016-2
4.10%, 06/15/2021 (3)	300,000	300,907
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022 (3)	1,873,000	1,866,305
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022 (3)	1,195,000	1,188,992
3.46%, 10/17/2022 (3)	1,202,000	1,197,404

Westlake Automobile Receivables Trust 2017-2
2.59%, 12/15/2022 (3)	772,000	765,942
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024	15,916,000	16,096,258
Zais CLO 8 Ltd
3.39% (3 Month LIBOR USD + 0.95%), 04/15/2029 (2)(3)	40,000,000	39,331,320
Zais Ltd.
3.73% (3 Month LIBOR USD + 1.29%), 04/15/2030 (2)(3)	9,600,000	9,549,226

Total Asset-Backed Obligations (Cost $2,019,522,197)		$2,013,128,281

Corporate Bonds—29.64%
Basic Materials—1.36%
Air Liquide Finance SA
2.25%, 09/27/2023 (3)	$550,000	$524,455
Albemarle Corp.
5.45%, 12/01/2044	600,000	600,512
Anglo American Capital Plc
3.63%, 09/11/2024 (3)	630,000	594,651
4.00%, 09/11/2027 (3)	1,020,000	921,661
ArcelorMittal
5.50%, 03/01/2021	9,215,000	9,477,201
6.25%, 02/25/2022	16,177,000	17,120,766
6.13%, 06/01/2025	8,898,000	9,316,709
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	230,176
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	4,728,058
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/2039	1,150,000	1,227,777
BHP Billiton Finance USA Ltd.
6.25% (5 Year Swap Rate USD + 4.97%), 10/19/2075 (2)(3)	985,000	1,006,739
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	1,652,400
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026 (3)	530,000	516,172
3.70%, 06/01/2028 (3)	1,200,000	1,182,667
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/2021	4,255,000	4,254,817
Dow Chemical Co.
4.13%, 11/15/2021	470,000	478,250
3.00%, 11/15/2022	918,000	890,405
4.25%, 10/01/2034	339,000	310,963
DowDuPont, Inc.
4.21%, 11/15/2023	4,537,000	4,639,029
4.49%, 11/15/2025	1,600,000	1,648,065
5.32%, 11/15/2038	3,865,000	3,984,000
5.42%, 11/15/2048	6,467,000	6,727,707
Eastman Chemical Co.
2.70%, 01/15/2020	2,293,000	2,275,848
4.50%, 01/15/2021	352,000	357,460
4.65%, 10/15/2044	2,575,000	2,305,278
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,734,491
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	5,025,000	4,754,906
Georgia-Pacific LLC
5.40%, 11/01/2020 (3)	3,160,000	3,273,690
3.73%, 07/15/2023 (3)	5,380,000	5,430,878

Glencore Finance Canada Ltd.
4.25%, 10/25/2022 (3)	5,000,000	4,984,178
Glencore Funding LLC
2.50%, 01/15/2019 (3)	537,000	536,774
4.13%, 05/30/2023 (3)	54,000	53,027
4.63%, 04/29/2024 (3)	1,500,000	1,486,860
4.00%, 03/27/2027 (3)	6,300,000	5,742,237
3.88%, 10/27/2027 (3)	875,000	782,233
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,800,411
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021 (3)	3,414,000	3,458,597
5.71%, 11/15/2023 (3)	2,341,000	2,382,064
6.76%, 11/15/2048 (3)	2,533,000	2,596,406
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	720,000	731,057
5.00%, 09/26/2048	782,000	779,965
International Paper Co.
3.00%, 02/15/2027	714,000	650,295
5.00%, 09/15/2035	200,000	196,019
8.70%, 06/15/2038	350,000	466,054
7.30%, 11/15/2039	500,000	589,963
6.00%, 11/15/2041	3,150,000	3,321,952
LYB International Finance BV
5.25%, 07/15/2043	760,000	725,402
4.88%, 03/15/2044	1,125,000	1,022,867
LyondellBasell Industries NV
5.75%, 04/15/2024	2,550,000	2,728,853
4.63%, 02/26/2055	610,000	514,476
Mexichem SAB de CV
4.88%, 09/19/2022 (3)	3,425,000	3,446,406
Mosaic Co.
4.25%, 11/15/2023	8,533,000	8,576,214
5.45%, 11/15/2033	814,000	837,324
4.88%, 11/15/2041	52,000	47,422
5.63%, 11/15/2043	4,055,000	4,123,827
Nucor Corp.
4.00%, 08/01/2023	176,000	178,015
6.40%, 12/01/2037	800,000	958,980
Nutrien Ltd.
6.50%, 05/15/2019	392,000	396,487
3.15%, 10/01/2022	875,000	844,585
3.38%, 03/15/2025	430,000	404,159
3.00%, 04/01/2025	800,000	740,649
4.13%, 03/15/2035	1,960,000	1,786,147
6.13%, 01/15/2041	2,850,000	3,124,420
5.25%, 01/15/2045	1,900,000	1,906,825
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	62,466
Samarco Mineracao SA
5.75%, 10/24/2023 (3)(9)	537,000	421,545
Sherwin-Williams Co.
3.13%, 06/01/2024	401,000	382,862
Solvay Finance America LLC
3.40%, 12/03/2020 (3)	4,000,000	3,997,034
4.45%, 12/03/2025 (3)	7,000,000	6,944,531
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	951,531
5.88%, 04/23/2045	2,000,000	2,045,744

Syngenta Finance NV
4.44%, 04/24/2023 (3)	2,852,000	2,748,388
4.89%, 04/24/2025 (3)	3,634,000	3,437,557
The Dow Chemical Co.
4.55%, 11/30/2025 (3)	6,660,000	6,778,408
4.80%, 11/30/2028 (3)	3,261,000	3,319,950
5.55%, 11/30/2048 (3)	7,123,000	7,200,896
Union Carbide Co.
7.50%, 06/01/2025	624,000	721,791
7.75%, 10/01/2096	681,000	806,530
Vale Canada Ltd.
7.20%, 09/15/2032	850,000	931,430
Vale Overseas Ltd.
4.38%, 01/11/2022	9,255,000	9,416,963
6.25%, 08/10/2026	5,237,000	5,655,960
8.25%, 01/17/2034	3,707,000	4,582,779
6.88%, 11/21/2036	767,000	877,064
6.88%, 11/10/2039	2,107,000	2,433,585
Westlake Chemical Corp.
4.38%, 11/15/2047	593,000	497,603

		219,301,498

Communications—1.90%
21st Century Fox America, Inc.
8.88%, 04/26/2023	108,000	130,363
9.50%, 07/15/2024	175,000	222,905
3.70%, 10/15/2025	380,000	382,536
7.30%, 04/30/2028	454,000	572,004
7.63%, 11/30/2028	310,000	402,617
6.20%, 12/15/2034	150,000	182,545
6.40%, 12/15/2035	3,663,000	4,574,262
6.65%, 11/15/2037	310,000	408,612
6.90%, 08/15/2039	155,000	203,922
6.15%, 02/15/2041	350,000	435,146
Amazon.com, Inc.
2.80%, 08/22/2024	1,882,000	1,829,082
4.80%, 12/05/2034	854,000	915,645
3.88%, 08/22/2037	1,700,000	1,652,549
4.25%, 08/22/2057	2,080,000	2,024,348
America Movil SAB de CV
5.00%, 03/30/2020	7,300,000	7,425,722
3.13%, 07/16/2022	374,000	366,482
6.13%, 03/30/2040	283,000	333,553
AT&T, Inc.
3.90%, 03/11/2024	3,750,000	3,724,470
3.95%, 01/15/2025	811,000	793,370
3.40%, 05/15/2025	17,668,000	16,608,183
4.13%, 02/17/2026	1,365,000	1,333,651
4.30%, 02/15/2030	3,227,000	3,051,538
4.50%, 05/15/2035	6,175,000	5,549,404
5.25%, 03/01/2037	8,456,000	8,312,579
4.90%, 08/15/2037	4,694,000	4,381,230
6.00%, 08/15/2040	2,106,000	2,150,009
5.35%, 09/01/2040	1,543,000	1,502,564
6.38%, 03/01/2041	8,157,000	8,842,921
5.15%, 03/15/2042	40,000	37,408
4.30%, 12/15/2042	444,000	377,488

4.80%, 06/15/2044	915,000	820,833
4.35%, 06/15/2045	511,000	432,387
5.15%, 11/15/2046	5,722,000	5,324,070
5.15%, 02/15/2050	2,028,000	1,881,227
Baidu, Inc.
4.38%, 05/14/2024	2,896,000	2,919,823
Bell Canada, Inc.
4.46%, 04/01/2048	4,000,000	3,866,640
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	822,527
3.55%, 03/15/2028	1,500,000	1,405,150
British Telecommunications Plc
2.35%, 02/14/2019	220,000	219,706
9.63%, 12/15/2030	721,000	975,133
CBS Corp.
3.70%, 08/15/2024	848,000	823,996
4.00%, 01/15/2026	1,000,000	969,283
3.70%, 06/01/2028	870,000	807,678
4.90%, 08/15/2044	315,000	287,843
Centel Capital Co.
9.00%, 10/15/2019	464,000	480,302
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	13,261,000	13,180,195
6.38%, 10/23/2035	495,000	508,548
5.38%, 04/01/2038	995,000	927,320
5.38%, 05/01/2047	5,000,000	4,536,373
6.83%, 10/23/2055	1,745,000	1,776,726
Cisco Systems, Inc.
3.00%, 06/15/2022	889,000	888,310
3.63%, 03/04/2024	550,000	560,891
2.95%, 02/28/2026	467,000	445,487
5.90%, 02/15/2039	515,000	636,047
5.50%, 01/15/2040	481,000	568,216
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	223,575
Comcast Corp.
3.60%, 03/01/2024	542,000	543,261
3.95%, 10/15/2025	1,614,000	1,633,845
3.15%, 03/01/2026	1,716,000	1,642,707
3.15%, 02/15/2028	1,500,000	1,409,634
3.55%, 05/01/2028	886,000	855,734
4.25%, 01/15/2033	3,095,000	3,076,399
4.20%, 08/15/2034	555,000	535,664
6.50%, 11/15/2035	2,370,000	2,839,625
3.90%, 03/01/2038	455,000	421,686
4.60%, 10/15/2038	4,243,000	4,289,323
3.97%, 11/01/2047	154,000	137,853
4.70%, 10/15/2048	9,670,000	9,839,062
4.00%, 11/01/2049	638,000	572,540
4.05%, 11/01/2052	1,211,000	1,088,545
4.95%, 10/15/2058	4,495,000	4,576,898
Cox Communications, Inc.
3.25%, 12/15/2022 (3)	348,000	339,947
3.85%, 02/01/2025 (3)	1,250,000	1,231,989
3.35%, 09/15/2026 (3)	1,119,000	1,032,929
4.80%, 02/01/2035 (3)	7,150,000	6,525,047
8.38%, 03/01/2039 (3)	1,500,000	1,871,278
4.60%, 08/15/2047 (3)	588,000	529,659

Crown Castle Towers LLC
3.66%, 05/15/2025 (3)	955,000	927,744
3.22%, 05/15/2042 (3)	589,000	579,205
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	209,000	211,852
2.23%, 01/17/2020 (3)	4,602,000	4,544,262
3.60%, 01/19/2027 (3)	508,000	479,384
8.75%, 06/15/2030	49,000	63,949
4.88%, 03/06/2042 (3)	240,000	231,427
Discovery Communications LLC
4.38%, 06/15/2021	752,000	765,226
3.95%, 03/20/2028	631,000	585,434
5.00%, 09/20/2037	2,830,000	2,627,768
6.35%, 06/01/2040	1,161,000	1,217,747
Grupo Televisa SAB de CV
5.00%, 05/13/2045	860,000	752,109
6.13%, 01/31/2046	382,000	392,350
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	717,459
5.95%, 04/01/2041	527,000	605,566
4.45%, 01/15/2043	15,000	14,477
Orange SA
2.75%, 02/06/2019	3,000,000	2,998,233
Qwest Co.
6.75%, 12/01/2021	3,866,000	3,952,632
Rogers Communications, Inc.
3.63%, 12/15/2025	4,350,000	4,243,145
8.75%, 05/01/2032	258,000	351,752
SK Telecom Co. Ltd.
6.63%, 07/20/2027 (3)	361,000	432,319
Sky Plc
3.75%, 09/16/2024 (3)	287,000	285,926
Sprint Capital Co.
6.90%, 05/01/2019	301,000	302,505
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 03/20/2023 (3)	2,018,500	1,993,269
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	169,017
Telecom Italia Capital SA
7.18%, 06/18/2019	215,000	216,492
7.20%, 07/18/2036	1,644,000	1,570,020
Telefonica Emisiones SAU
5.13%, 04/27/2020	500,000	510,249
5.46%, 02/16/2021	233,000	241,461
4.10%, 03/08/2027	5,417,000	5,223,289
4.67%, 03/06/2038	1,175,000	1,064,042
4.90%, 03/06/2048	1,075,000	950,038
Tencent Holdings Ltd.
2.88%, 02/11/2020 (3)	4,517,000	4,498,039
2.99%, 01/19/2023 (3)	4,058,000	3,943,508
Time Warner Cable LLC
8.75%, 02/14/2019	184,000	185,027
4.13%, 02/15/2021	222,000	222,981
6.55%, 05/01/2037	375,000	385,205
7.30%, 07/01/2038	1,023,000	1,110,038
6.75%, 06/15/2039	539,000	548,229
5.88%, 11/15/2040	475,000	448,198
5.50%, 09/01/2041	6,815,000	6,030,069

Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,072,359
Verizon Communications, Inc.
3.45%, 03/15/2021	535,000	538,509
4.13%, 03/16/2027	4,800,000	4,806,300
4.33%, 09/21/2028	4,726,000	4,748,349
4.50%, 08/10/2033	7,079,000	6,993,372
4.40%, 11/01/2034	4,843,000	4,672,276
4.27%, 01/15/2036	7,365,000	6,900,076
5.25%, 03/16/2037	731,000	762,254
4.81%, 03/15/2039	7,941,000	7,812,092
4.86%, 08/21/2046	8,039,000	7,910,990
4.52%, 09/15/2048	1,800,000	1,688,657
Viacom, Inc.
3.88%, 04/01/2024	630,000	617,907
6.88%, 04/30/2036	750,000	805,608
4.38%, 03/15/2043	1,370,000	1,087,388
Vodafone Group Plc
4.13%, 05/30/2025	945,000	933,964
4.38%, 05/30/2028	7,847,000	7,616,659
6.15%, 02/27/2037	4,600,000	4,826,067
5.00%, 05/30/2038	1,597,000	1,498,007
5.25%, 05/30/2048	938,000	881,755
Walt Disney Co.
3.00%, 02/13/2026	1,000,000	963,306
1.85%, 07/30/2026	959,000	853,368
3.00%, 07/30/2046	160,000	131,865
Warner Media LLC
4.75%, 03/29/2021	585,000	599,739
3.55%, 06/01/2024	2,300,000	2,221,981
3.60%, 07/15/2025	2,670,000	2,529,950
2.95%, 07/15/2026	2,000,000	1,788,993
3.80%, 02/15/2027	2,850,000	2,675,600
5.38%, 10/15/2041	181,000	174,524
4.65%, 06/01/2044	2,145,000	1,879,607

		306,592,183

Consumer, Cyclical—1.63%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 11/15/2026 (3)	1,730,954	1,715,202
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 09/15/2028 (3)	777,371	747,217
Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 06/15/2029 (3)	1,253,211	1,216,618
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 07/15/2031 (3)	2,953,000	2,822,346
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 07/15/2031 (3)	1,686,000	1,609,515
Alimentation Couche-Tard, Inc.
2.70%, 07/26/2022 (3)	7,450,000	7,188,728
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 07/31/2022	74,829	76,419
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/2027	1,124,663	1,116,059
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 07/15/2024	3,427,955	3,479,545

American Airlines 2014-1 Class A Pass Through Trust
3.70%, 04/01/2028	388,873	376,507
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/2028	3,506,933	3,332,779
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 03/22/2029	625,942	602,406
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 12/15/2029	219,478	208,416
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 12/15/2029	1,367,240	1,285,452
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 04/15/2030	2,571,018	2,429,008
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 08/15/2030	2,149,567	2,115,658
American Honda Finance Corp.
2.25%, 08/15/2019	739,000	735,538
2.90%, 02/16/2024	300,000	290,433
2.30%, 09/09/2026	185,000	168,666
BMW U.S. Capital LLC
2.84% (3 Month LIBOR USD + 0.41%), 04/12/2021 (2) (3)	1,675,000	1,658,699
3.10%, 04/12/2021 (3)	2,230,000	2,208,327
2.25%, 09/15/2023 (3)	894,000	834,132
British Airways 2018-1 Class A Pass Through Trust
4.13%, 03/20/2033 (3)	2,717,652	2,678,789
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 03/20/2033 (3)	1,286,799	1,261,604
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 09/15/2021	12,904	13,129
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/2023	5,162,547	5,390,732
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	1,203,340	1,200,211
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 04/29/2026	4,974,173	4,911,996
Daimler Finance North America LLC
2.25%, 07/31/2019 (3)	3,250,000	3,226,149
2.25%, 03/02/2020 (3)	3,575,000	3,526,663
3.10%, 05/04/2020 (3)	2,350,000	2,336,838
2.88%, 03/10/2021 (3)	700,000	691,431
3.35%, 05/04/2021 (3)	3,970,000	3,957,569
3.35%, 02/22/2023 (3)	1,000,000	986,302
3.30%, 05/19/2025 (3)	1,490,000	1,402,019
3.45%, 01/06/2027 (3)	1,750,000	1,625,074
8.50%, 01/18/2031	155,000	211,951
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/2024 (12)	3,857,017	4,141,279
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 11/23/2020	53,155	53,448
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	58,081	58,433
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 11/07/2021	171,874	173,988
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 01/30/2029	1,131,800	1,144,492
Delta Air Lines, Inc.
2.88%, 03/13/2020	8,200,000	8,144,492

Dollar General Corp.
4.13%, 05/01/2028	835,000	810,817
Ford Motor Co.
7.45%, 07/16/2031	643,000	663,371
4.75%, 01/15/2043	7,640,000	5,914,190
5.29%, 12/08/2046	1,510,000	1,241,122
Ford Motor Credit Co. LLC
2.38%, 03/12/2019	819,000	817,641
2.60%, 11/04/2019	1,000,000	988,977
3.16%, 08/04/2020	1,000,000	979,767
3.34%, 03/18/2021	5,121,000	4,968,797
5.88%, 08/02/2021	4,300,000	4,409,771
3.81%, 10/12/2021	6,200,000	6,021,144
3.34%, 03/28/2022	5,500,000	5,191,278
4.25%, 09/20/2022	3,800,000	3,642,675
3.81%, 01/09/2024	1,122,000	1,035,383
4.13%, 08/04/2025	265,000	238,812
3.82%, 11/02/2027	1,900,000	1,603,955
General Motors Co.
4.00%, 04/01/2025	8,070,000	7,543,642
6.60%, 04/01/2036	2,433,000	2,370,534
5.15%, 04/01/2038	500,000	427,594
General Motors Financial Co., Inc.
2.65%, 04/13/2020	1,300,000	1,279,731
2.45%, 11/06/2020	2,000,000	1,942,325
3.26% (3 Month LIBOR USD + 0.85%), 04/09/2021 (2)	3,590,000	3,508,291
3.55%, 04/09/2021	2,725,000	2,687,174
4.38%, 09/25/2021	5,000,000	5,020,248
3.45%, 01/14/2022	6,500,000	6,298,406
3.45%, 04/10/2022	6,502,000	6,287,515
3.70%, 05/09/2023	5,249,000	4,993,743
3.95%, 04/13/2024	2,250,000	2,136,697
3.50%, 11/07/2024	1,230,000	1,119,287
4.00%, 01/15/2025	1,140,000	1,066,430
4.35%, 04/09/2025	1,355,000	1,283,921
4.30%, 07/13/2025	580,000	549,699
Home Depot, Inc.
2.63%, 06/01/2022	494,000	488,796
2.13%, 09/15/2026	446,000	401,689
2.80%, 09/14/2027	600,000	563,481
4.20%, 04/01/2043	655,000	644,674
4.40%, 03/15/2045	268,000	270,290
Hyundai Capital America
2.00%, 07/01/2019 (3)	301,000	299,067
2.75%, 09/18/2020 (3)	4,000,000	3,937,779
3.45%, 03/12/2021 (3)	4,170,000	4,124,345
3.10%, 04/05/2022 (3)	2,500,000	2,440,075
Hyundai Capital Services, Inc.
3.00%, 03/06/2022 (3)	3,725,000	3,627,635
Lowe’s Cos, Inc.
3.12%, 04/15/2022	3,237,000	3,181,144
3.38%, 09/15/2025	477,000	452,861
4.65%, 04/15/2042	449,000	424,459
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,665,070
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,240,742

McDonald’s Corp.
4.70%, 12/09/2035	216,000	217,171
6.30%, 10/15/2037	679,000	794,093
4.45%, 03/01/2047	360,000	344,674
Newell Brands, Inc.
4.20%, 04/01/2026	1,000,000	977,791
5.38%, 04/01/2036	616,000	586,656
Nissan Motor Acceptance Co.
1.90%, 09/14/2021 (3)	314,000	299,011
2.60%, 09/28/2022 (3)	900,000	857,077
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	400,692
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	480,520
3.60%, 09/01/2027	802,000	764,540
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 08/15/2031	961,575	920,204
Starbucks Corp.
3.80%, 08/15/2025	3,472,000	3,435,083
Target Co.
3.50%, 07/01/2024	355,000	357,341
The Home Depot, Inc.
3.90%, 12/06/2028	1,000,000	1,024,900
4.50%, 12/06/2048	9,783,000	10,126,974
U.S. Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/2026	425,766	454,177
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 02/15/2027	641,990	655,501
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 10/11/2027	904,639	901,400
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 01/07/2030	835,463	806,134
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 01/07/2030	7,568,378	7,290,314
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027	470,931	460,291
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 04/07/2030	1,704,849	1,565,562
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	1,355,000	1,322,047
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2031	2,528,000	2,482,518
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 09/01/2027	587,000	587,183
Volkswagen Group of America Finance LLC
3.88%, 11/13/2020 (3)	3,795,000	3,812,774
4.00%, 11/12/2021 (3)	5,045,000	5,055,112
Walgreen Co.
4.40%, 09/15/2042	400,000	351,097
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	3,681,000	3,663,905
3.80%, 11/18/2024	670,000	659,308
4.50%, 11/18/2034	6,402,000	6,145,978
Walmart, Inc.
3.30%, 04/22/2024	3,820,000	3,830,961
WW Grainger, Inc.
4.60%, 06/15/2045	973,000	1,000,999

		262,791,291

Consumer, Non-cyclical—3.87%
Abbott Laboratories
2.90%, 11/30/2021	20,966,000	20,757,528
3.40%, 11/30/2023	2,635,000	2,626,787
3.88%, 09/15/2025	748,000	757,751
4.75%, 11/30/2036	10,000,000	10,441,647
AbbVie, Inc.
2.50%, 05/14/2020	4,438,000	4,395,243
3.20%, 11/06/2022	400,000	394,007
2.85%, 05/14/2023	4,900,000	4,721,257
3.75%, 11/14/2023	2,951,000	2,935,889
3.60%, 05/14/2025	13,071,000	12,543,008
4.50%, 05/14/2035	2,000,000	1,852,058
4.88%, 11/14/2048	8,659,000	8,089,644
Aetna, Inc.
2.80%, 06/15/2023	419,000	398,448
6.75%, 12/15/2037	341,000	412,439
4.50%, 05/15/2042	205,000	190,545
4.75%, 03/15/2044	1,800,000	1,719,587
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	3,877,520
Allergan Funding SCS
3.45%, 03/15/2022	1,238,000	1,219,005
3.85%, 06/15/2024	1,198,000	1,181,496
3.80%, 03/15/2025	3,000,000	2,929,922
4.55%, 03/15/2035	5,425,000	5,151,254
Allergan Sales LLC
5.00%, 12/15/2021 (3)	3,500,000	3,600,996
Allergan, Inc./U.S.
3.38%, 09/15/2020	539,000	538,417
2.80%, 03/15/2023	971,000	930,053
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	925,182
Amgen, Inc.
5.70%, 02/01/2019	204,000	204,416
2.70%, 05/01/2022	5,600,000	5,483,432
3.63%, 05/15/2022	845,000	850,762
3.13%, 05/01/2025	525,000	502,542
4.95%, 10/01/2041	464,000	473,256
4.66%, 06/15/2051	600,000	566,122
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026 (3)	8,440,000	7,977,824
4.70%, 02/01/2036 (3)	8,482,000	7,898,374
4.90%, 02/01/2046 (3)	7,314,000	6,791,562
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/2023	160,000	152,277
3.30%, 02/01/2023	5,742,000	5,590,772
3.70%, 02/01/2024	5,991,000	5,870,557
4.00%, 01/17/2043	810,000	662,723
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	2,240,000	2,000,733
4.95%, 01/15/2042	2,735,000	2,555,601
4.44%, 10/06/2048	590,000	510,196
4.75%, 04/15/2058	1,345,000	1,172,564

Anthem, Inc.
3.13%, 05/15/2022	484,000	476,865
3.30%, 01/15/2023	271,000	266,642
3.50%, 08/15/2024	694,000	680,674
4.10%, 03/01/2028	920,000	902,258
4.63%, 05/15/2042	400,000	386,039
4.65%, 01/15/2043	391,000	381,574
5.10%, 01/15/2044	1,881,000	1,911,096
4.65%, 08/15/2044	395,000	380,361
4.38%, 12/01/2047	4,500,000	4,191,063
BAT Capital Corp.
2.30%, 08/14/2020	5,434,000	5,304,511
3.22%, 08/15/2024	7,145,000	6,580,273
4.39%, 08/15/2037	822,000	673,488
Baxalta, Inc.
3.60%, 06/23/2022	110,000	109,160
5.25%, 06/23/2045	50,000	50,745
Bayer U.S. Finance II LLC
3.45% (3 Month LIBOR USD + 0.63%), 06/25/2021 (2) (3)	4,135,000	4,079,920
3.50%, 06/25/2021 (3)	1,650,000	1,638,256
4.70%, 07/15/2064 (3)	91,000	75,058
Bayer U.S. Finance LLC
3.38%, 10/08/2024 (3)	471,000	444,115
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,776,752
3.97%, 11/15/2046	3,700,000	3,593,717
Becton Dickinson and Co.
3.73%, 12/15/2024	1,972,000	1,904,793
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	283,000	282,260
Campbell Soup Co.
3.95%, 03/15/2025	1,360,000	1,303,502
Cardinal Health, Inc.
4.63%, 12/15/2020	1,805,000	1,846,038
4.90%, 09/15/2045	315,000	284,575
Cargill, Inc.
3.30%, 03/01/2022 (3)	800,000	799,170
3.25%, 03/01/2023 (3)	345,000	344,455
Celgene Corp.
3.25%, 08/15/2022	1,220,000	1,197,715
3.25%, 02/20/2023	4,000,000	3,905,586
4.00%, 08/15/2023	298,000	299,337
3.63%, 05/15/2024	686,000	669,014
5.70%, 10/15/2040	302,000	322,974
4.35%, 11/15/2047	7,167,000	6,043,474
Cigna Co.
3.25%, 04/15/2025	970,000	923,337
Cigna Corp.
3.40%, 09/17/2021 (3)	15,387,000	15,351,345
4.13%, 11/15/2025 (3)	8,453,000	8,445,016
4.38%, 10/15/2028 (3)	30,325,000	30,512,713
4.90%, 12/15/2048 (3)	2,754,000	2,698,200
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	550,000	554,796
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	40,887
9.75%, 03/01/2021	1,750,000	1,963,229
4.60%, 11/01/2025	685,000	687,476
7.00%, 10/01/2028	3,250,000	3,690,152
5.30%, 11/01/2038	2,530,000	2,393,226

Constellation Brands, Inc.
4.40%, 11/15/2025	760,000	761,847
4.65%, 11/15/2028	4,780,000	4,763,252
5.25%, 11/15/2048	460,000	462,207
CVS Health Corp.
3.50%, 07/20/2022	3,000,000	2,979,267
3.70%, 03/09/2023	14,236,000	14,082,793
4.00%, 12/05/2023	6,401,000	6,418,883
4.10%, 03/25/2025	5,696,000	5,646,011
4.30%, 03/25/2028	1,693,000	1,657,765
4.88%, 07/20/2035	4,315,000	4,174,364
4.78%, 03/25/2038	2,750,000	2,638,078
5.30%, 12/05/2043	3,260,000	3,297,735
5.13%, 07/20/2045	4,430,000	4,317,646
5.05%, 03/25/2048	11,608,000	11,305,056
CVS Pass-Through Trust
8.35%, 07/10/2031 (3)	917,630	1,110,268
7.51%, 01/10/2032 (3)	924,022	1,068,610
5.77%, 01/10/2033 (3)	818,633	861,082
5.93%, 01/10/2034 (3)	604,802	651,726
4.70%, 01/10/2036 (3)	942,126	922,530
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (3)	2,738,576	2,590,857
Danaher Co.
2.40%, 09/15/2020	280,000	277,384
Diageo Investment Co.
8.00%, 09/15/2022	516,000	596,652
DP World Ltd.
6.85%, 07/02/2037 (3)	3,023,000	3,364,266
5.63%, 09/25/2048 (3)	1,864,000	1,752,160
Ecolab, Inc.
2.25%, 01/12/2020	233,000	231,462
3.25%, 01/14/2023	452,000	450,224
3.25%, 12/01/2027	646,000	623,923
ERAC USA Finance LLC
4.50%, 08/16/2021 (3)	400,000	408,062
6.70%, 06/01/2034 (3)	508,000	603,903
5.63%, 03/15/2042 (3)	357,000	390,749
4.50%, 02/15/2045 (3)	300,000	282,607
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,114,329
3.05%, 11/30/2022	9,105,000	8,811,342
3.00%, 07/15/2023	178,000	171,310
3.50%, 06/15/2024	897,000	871,029
4.50%, 02/25/2026	755,000	765,571
4.80%, 07/15/2046	218,000	209,266
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	503,800
General Mills, Inc.
4.00%, 04/17/2025	925,000	910,726
4.20%, 04/17/2028	585,000	573,055
4.55%, 04/17/2038	3,250,000	3,018,641
Gilead Sciences, Inc.
3.70%, 04/01/2024	4,887,000	4,878,488
3.50%, 02/01/2025	385,000	380,074
3.65%, 03/01/2026	374,000	366,774
4.60%, 09/01/2035	4,558,000	4,606,579
4.00%, 09/01/2036	313,000	285,647

GlaxoSmithKline Capital Plc
2.85%, 05/08/2022	320,000	315,989
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	217,000	272,947
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (3)	5,000,000	4,915,040
4.70%, 11/10/2047 (3)	4,500,000	4,048,020
Highmark, Inc.
4.75%, 05/15/2021 (3)	3,322,000	3,391,313
JM Smucker Co./The
3.00%, 03/15/2022	4,750,000	4,634,351
Johnson & Johnson
2.63%, 01/15/2025	1,772,000	1,706,842
4.38%, 12/05/2033	1,225,000	1,310,215
3.40%, 01/15/2038	1,852,000	1,725,936
Kellogg Co.
3.25%, 05/14/2021	5,430,000	5,377,492
3.40%, 11/15/2027	1,200,000	1,118,230
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	925,000	883,333
3.43%, 06/15/2027	1,802,000	1,658,012
4.42%, 12/15/2046	9,350,000	8,263,877
Keurig Dr. Pepper, Inc.
3.55%, 05/25/2021 (3)	3,945,000	3,938,874
Kimberly-Clark Co.
2.40%, 03/01/2022	140,000	136,772
Kraft Foods Group, Inc.
6.88%, 01/26/2039	749,000	836,523
5.00%, 06/04/2042	505,000	452,132
Kraft Heinz Foods Co.
2.80%, 07/02/2020	3,775,000	3,741,682
4.00%, 06/15/2023	138,000	137,630
3.00%, 06/01/2026	3,625,000	3,235,445
5.00%, 07/15/2035	2,785,000	2,618,188
4.38%, 06/01/2046	5,760,000	4,751,387
Kroger Co.
7.50%, 04/01/2031	1,000,000	1,232,540
5.40%, 07/15/2040	95,000	96,634
4.45%, 02/01/2047	1,010,000	886,086
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	6,767,156
3.20%, 02/01/2022	1,127,000	1,118,421
Magellan Health, Inc.
4.40%, 09/22/2024	1,917,000	1,801,511
Maple Escrow Subsidiary, Inc.
4.06%, 05/25/2023 (3)	19,572,000	19,491,185
4.42%, 05/25/2025 (3)	447,000	445,124
4.99%, 05/25/2038 (3)	646,000	619,997
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,808,979
3.89%, 07/01/2116	2,906,000	2,652,202
McCormick & Co., Inc.
3.15%, 08/15/2024	299,000	288,201
3.40%, 08/15/2027	594,000	561,456
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	914,485

Medtronic, Inc.
3.13%, 03/15/2022	419,000	417,379
3.15%, 03/15/2022	396,000	394,889
3.50%, 03/15/2025	12,461,000	12,417,141
4.38%, 03/15/2035	924,000	946,999
Merck & Co., Inc.
2.80%, 05/18/2023	526,000	518,885
3.70%, 02/10/2045	70,000	67,328
Mondelez International, Inc.
3.00%, 05/07/2020	8,660,000	8,626,670
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	935,778
Mylan NV
2.50%, 06/07/2019	2,690,000	2,677,358
3.15%, 06/15/2021	4,415,000	4,323,422
3.95%, 06/15/2026	532,000	485,111
Mylan, Inc.
3.13%, 01/15/2023 (3)	5,000,000	4,688,389
4.55%, 04/15/2028 (3)	700,000	652,797
5.20%, 04/15/2048 (3)	715,000	590,257
New York and Presbyterian Hospital
4.02%, 08/01/2045	125,000	121,713
Novartis Capital Corp.
2.40%, 05/17/2022	6,440,000	6,280,559
3.00%, 11/20/2025	922,000	893,559
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	2,486,384
PepsiCo, Inc.
3.00%, 08/25/2021	258,000	258,613
4.60%, 07/17/2045	196,000	209,254
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,439,878
3.00%, 12/15/2026	1,125,000	1,086,826
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,249,365
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	4,961,902
Procter & Gamble—Esop
9.36%, 01/01/2021	83,583	88,617
Procter & Gamble Co.
2.70%, 02/02/2026	750,000	718,191
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,117,371
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,702,310
3.45%, 06/01/2026	223,000	214,146
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022 (3)	1,200,000	1,152,502
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	4,823,254
5.70%, 08/15/2035	1,100,000	1,075,077
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	12,700,781
2.88%, 09/23/2023	668,000	631,431
3.20%, 09/23/2026	1,745,000	1,579,916
Smithfield Foods, Inc.
3.35%, 02/01/2022 (3)	10,000,000	9,562,826

Sysco Corp.
3.55%, 03/15/2025	345,000	339,885
3.75%, 10/01/2025	277,000	270,233
3.25%, 07/15/2027	1,350,000	1,266,919
4.45%, 03/15/2048	200,000	190,102
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,015,483
The Procter & Gamble Co.
2.45%, 11/03/2026	450,000	421,610
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	220,832
2.95%, 09/19/2026	476,000	439,508
Tyson Foods, Inc.
2.25%, 08/23/2021	3,600,000	3,486,109
4.50%, 06/15/2022	2,485,000	2,538,041
3.95%, 08/15/2024	1,100,000	1,093,539
4.88%, 08/15/2034	400,000	387,676
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	798,770
UnitedHealth Group, Inc.
1.63%, 03/15/2019	291,000	290,214
3.38%, 11/15/2021	685,000	689,339
2.75%, 02/15/2023	520,000	508,788
2.88%, 03/15/2023	310,000	305,361
3.70%, 12/15/2025	4,029,000	4,071,144
3.10%, 03/15/2026	550,000	531,062
4.63%, 07/15/2035	427,000	453,701
4.38%, 03/15/2042	4,015,000	4,026,267
4.45%, 12/15/2048	5,565,000	5,736,633
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,030,525
Wesleyan University
4.78%, 07/01/2116	3,257,000	3,336,853
Western Union Co.
3.60%, 03/15/2022	1,300,000	1,294,901
6.20%, 06/21/2040	300,000	284,173
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,609,597
3.70%, 03/19/2023	407,000	402,633
3.55%, 04/01/2025	6,000,000	5,705,183
Zoetis, Inc.
3.00%, 09/12/2027	4,685,000	4,323,997

		622,697,396

Diversified—0.06%
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (3)	402,000	385,963
2.75%, 10/03/2026 (3)	600,000	551,824
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023 (3)	500,000	483,018
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022 (3)	800,000	785,164
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/2019 (3)	612,000	619,053
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019 (3)	6,175,000	6,287,997
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (3)	450,000	446,263

		9,559,282

Energy—3.09%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (3)	2,772,000	2,706,387
Alberta Energy Co. Ltd.
7.38%, 11/01/2031	274,000	320,702
Anadarko Finance Co.
7.50%, 05/01/2031	206,000	243,764
Anadarko Holding Co.
7.15%, 05/15/2028	170,000	185,387
Anadarko Petroleum Co.
8.70%, 03/15/2019	664,000	670,838
6.95%, 06/15/2019	11,711,000	11,874,375
4.85%, 03/15/2021	5,235,000	5,359,833
6.45%, 09/15/2036	6,096,000	6,589,935
0.00%, 10/10/2036	4,000,000	1,670,759
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	390,512
Apache Co.
3.25%, 04/15/2022	78,000	76,355
5.10%, 09/01/2040	600,000	538,484
4.75%, 04/15/2043	416,000	357,155
APT Pipelines Ltd.
4.20%, 03/23/2025 (3)	2,100,000	2,046,053
4.25%, 07/15/2027 (3)	1,098,000	1,068,982
Baker Hughes, Inc.
5.13%, 09/15/2040	600,000	572,325
BP Capital Markets America, Inc.
3.25%, 05/06/2022	262,000	259,716
3.79%, 02/06/2024	9,145,000	9,243,040
3.22%, 04/14/2024	2,262,000	2,214,493
3.02%, 01/16/2027	1,052,000	988,735
BP Capital Markets Plc
2.24%, 05/10/2019	400,000	398,886
3.81%, 02/10/2024	1,615,000	1,629,906
3.54%, 11/04/2024	700,000	693,443
3.51%, 03/17/2025	45,000	44,135
3.28%, 09/19/2027	1,101,000	1,048,553
Buckeye Partners LP
4.88%, 02/01/2021	704,000	711,799
3.95%, 12/01/2026	112,000	98,443
5.85%, 11/15/2043	591,000	542,172
Cameron International Co.
3.60%, 04/30/2022	5,900,000	5,819,349
Canadian Natural Resources Ltd.
7.20%, 01/15/2032	41,000	49,372
6.45%, 06/30/2033	1,153,000	1,290,885
5.85%, 02/01/2035	200,000	212,793
6.50%, 02/15/2037	118,000	133,642
6.25%, 03/15/2038	2,078,000	2,281,702
6.75%, 02/01/2039	206,000	241,070
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	4,647,428
6.75%, 11/15/2039	1,168,000	1,140,974
4.45%, 09/15/2042	310,000	242,691
5.40%, 06/15/2047	2,217,000	1,916,033

Chevron Co.
2.36%, 12/05/2022	315,000	305,025
2.57%, 05/16/2023	2,000,000	1,947,634
2.90%, 03/03/2024	1,303,000	1,271,545
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,200,000	2,123,374
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,567,371
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	648,914
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	1,165,000	1,181,039
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	2,898,720
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	640,240
Continental Resources, Inc./OK
4.50%, 04/15/2023	15,532,000	15,285,356
Devon Energy Corp.
4.00%, 07/15/2021	2,781,000	2,783,639
5.60%, 07/15/2041	1,000,000	949,247
Ecopetrol SA
5.88%, 09/18/2023	395,000	411,788
4.13%, 01/16/2025	383,000	363,371
5.38%, 06/26/2026	537,000	540,356
Enable Midstream Partners LP
4.95%, 05/15/2028	615,000	582,506
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,650,611
7.50%, 04/15/2038	1,000,000	1,261,926
Enbridge, Inc.
3.70%, 07/15/2027	538,000	509,851
4.50%, 06/10/2044	500,000	478,418
6.25% (3 Month LIBOR USD + 3.64%), 03/01/2078 (2)	950,000	854,646
Encana Corp.
6.50%, 05/15/2019	240,000	242,468
3.90%, 11/15/2021	1,600,000	1,601,287
8.13%, 09/15/2030	400,000	504,077
7.20%, 11/01/2031	500,000	565,858
6.50%, 08/15/2034	268,000	283,808
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	108,271
3.60%, 02/01/2023	229,000	220,613
4.90%, 02/01/2024	687,000	695,327
4.05%, 03/15/2025	682,000	646,528
4.75%, 01/15/2026	497,000	483,274
7.50%, 07/01/2038	1,500,000	1,675,967
6.05%, 06/01/2041	500,000	478,261
6.50%, 02/01/2042	1,240,000	1,238,972
6.00%, 06/15/2048	3,876,000	3,779,027
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,202,138
5.00%, 10/01/2022	6,300,000	6,429,061
Eni SpA
5.70%, 10/01/2040 (3)	557,000	577,067
Eni USA, Inc.
7.30%, 11/15/2027	400,000	465,739

EnLink Midstream Partners LP
2.70%, 04/01/2019	600,000	596,248
4.15%, 06/01/2025	1,000,000	901,924
Enterprise Products Operating LLC
3.50%, 02/01/2022	3,245,000	3,253,453
3.90%, 02/15/2024	3,400,000	3,420,114
3.75%, 02/15/2025	515,000	509,786
3.70%, 02/15/2026	304,000	299,674
4.15%, 10/16/2028	4,786,000	4,764,856
6.88%, 03/01/2033	1,200,000	1,471,676
6.65%, 10/15/2034	672,000	804,955
5.75%, 03/01/2035	1,075,000	1,136,834
5.95%, 02/01/2041	201,000	220,777
4.85%, 08/15/2042	4,000,000	3,856,196
4.80%, 02/01/2049	2,588,000	2,517,596
4.95%, 10/15/2054	177,000	172,267
EOG Resources, Inc.
4.10%, 02/01/2021	547,000	554,942
2.63%, 03/15/2023	249,000	239,200
EQT Corp.
3.90%, 10/01/2027	805,000	694,365
EQT Midstream Partners LP
4.75%, 07/15/2023	5,000,000	4,976,578
4.00%, 08/01/2024	2,000,000	1,913,431
Equinor ASA
3.15%, 01/23/2022	237,000	236,352
2.45%, 01/17/2023	280,000	272,038
2.65%, 01/15/2024	663,000	641,235
3.25%, 11/10/2024	508,000	505,833
Exxon Mobil Co.
4.11%, 03/01/2046	716,000	729,495
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (3)	1,140,000	1,190,445
4.95%, 07/19/2022 (3)	610,000	614,875
Halliburton Co.
3.25%, 11/15/2021	12,079,000	12,068,628
3.50%, 08/01/2023	1,032,000	1,024,321
4.85%, 11/15/2035	200,000	196,572
7.45%, 09/15/2039	521,000	648,268
7.60%, 08/15/2096 (3)	258,000	330,929
Helmerich & Payne, Inc.
4.65%, 03/15/2025 (3)	4,710,000	4,804,515
Hess Corp.
7.13%, 03/15/2033	2,040,000	2,165,683
Husky Energy, Inc.
6.15%, 06/15/2019	119,000	120,725
6.80%, 09/15/2037	2,100,000	2,508,241
KazMunayGas National Co.
3.88%, 04/19/2022 (3)	1,590,000	1,563,193
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	141,577
7.88%, 09/15/2031	900,000	1,078,506
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	455,958
5.00%, 10/01/2021	4,875,000	5,012,281
4.30%, 05/01/2024	3,700,000	3,699,953
7.30%, 08/15/2033	1,650,000	1,910,805
6.95%, 01/15/2038	2,242,000	2,503,038

6.50%, 09/01/2039	107,000	114,217
7.50%, 11/15/2040	483,000	557,689
5.00%, 03/01/2043	3,705,000	3,365,649
Kinder Morgan, Inc./DE
4.30%, 03/01/2028	2,000,000	1,963,494
7.80%, 08/01/2031	4,600,000	5,523,733
5.20%, 03/01/2048	600,000	574,259
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	209,044
4.25%, 02/01/2021	502,000	509,292
3.20%, 03/15/2025	386,000	364,614
4.20%, 12/01/2042	417,000	370,524
5.15%, 10/15/2043	441,000	443,078
4.20%, 03/15/2045	5,725,000	5,048,156
4.20%, 10/03/2047	1,050,000	934,959
Marathon Oil Co.
2.80%, 11/01/2022	700,000	657,429
Marathon Petroleum Corp.
3.40%, 12/15/2020	2,544,000	2,542,709
3.63%, 09/15/2024	1,241,000	1,207,456
4.50%, 04/01/2048 (3)	3,000,000	2,521,458
MPLX LP
4.88%, 12/01/2024	3,819,000	3,887,191
4.13%, 03/01/2027	622,000	592,531
4.80%, 02/15/2029	4,054,000	4,046,526
4.50%, 04/15/2038	4,474,000	3,911,599
5.20%, 03/01/2047	1,573,000	1,449,754
5.50%, 02/15/2049	2,829,000	2,755,323
Newfield Exploration Co.
5.75%, 01/30/2022	5,337,000	5,390,370
5.63%, 07/01/2024	1,682,000	1,703,025
5.38%, 01/01/2026	1,133,000	1,110,340
Nexen Energy ULC
6.40%, 05/15/2037	4,408,000	5,364,937
Noble Energy, Inc.
6.00%, 03/01/2041	3,208,000	3,134,658
5.25%, 11/15/2043	2,675,000	2,377,166
5.05%, 11/15/2044	6,400,000	5,519,303
Occidental Petroleum Co.
3.00%, 02/15/2027	333,000	317,462
4.63%, 06/15/2045	158,000	157,078
4.20%, 03/15/2048	500,000	478,567
Oleoducto Central SA
4.00%, 05/07/2021 (3)	225,000	221,065
ONEOK Partners LP
8.63%, 03/01/2019	353,000	355,500
3.38%, 10/01/2022	151,000	148,253
5.00%, 09/15/2023	3,923,000	4,041,974
4.90%, 03/15/2025	2,500,000	2,533,906
6.65%, 10/01/2036	1,050,000	1,175,837
6.20%, 09/15/2043	2,500,000	2,682,724
ONEOK, Inc.
4.95%, 07/13/2047	1,850,000	1,711,246
Pertamina Persero PT
6.50%, 11/07/2048 (3)	1,911,000	2,006,760

Petro-Canada
7.88%, 06/15/2026	543,000	650,933
5.95%, 05/15/2035	350,000	392,900
6.80%, 05/15/2038	423,000	492,582
Petroleos Mexicanos
8.00%, 05/03/2019	1,689,000	1,707,579
5.50%, 01/21/2021	11,147,000	11,099,737
6.38%, 02/04/2021	448,000	452,928
4.88%, 01/24/2022	3,500,000	3,407,250
5.38%, 03/13/2022	1,130,000	1,106,835
4.63%, 09/21/2023	1,292,000	1,212,542
4.88%, 01/18/2024	363,000	338,316
6.88%, 08/04/2026	5,324,000	5,174,928
6.50%, 03/13/2027	7,419,000	6,973,860
5.35%, 02/12/2028	847,000	739,007
6.50%, 01/23/2029	1,939,000	1,808,118
6.63%, 06/15/2035	1,647,000	1,437,831
6.50%, 06/02/2041	2,870,000	2,376,360
6.38%, 01/23/2045	1,002,000	806,610
6.75%, 09/21/2047	8,329,000	6,887,167
6.35%, 02/12/2048	1,375,000	1,095,215
Phillips 66
4.30%, 04/01/2022	5,736,000	5,888,479
3.90%, 03/15/2028	710,000	686,260
5.88%, 05/01/2042	3,000,000	3,278,930
4.88%, 11/15/2044	70,000	68,158
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,618,114
3.61%, 02/15/2025	560,000	538,240
3.55%, 10/01/2026	190,000	177,679
4.68%, 02/15/2045	2,100,000	1,893,497
4.90%, 10/01/2046	412,000	376,485
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/2024	1,050,000	999,166
4.65%, 10/15/2025	650,000	639,525
4.70%, 06/15/2044	4,000,000	3,436,494
4.90%, 02/15/2045	200,000	171,118
Raizen Fuels Finance SA
5.30%, 01/20/2027 (3)	900,000	873,675
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (3)	1,115,000	1,154,618
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (3)	215,000	215,000
Sabal Trail Transmission LLC
4.68%, 05/01/2038 (3)	10,000,000	9,724,584
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	10,000,000	10,592,793
Schlumberger Holdings Co.
3.00%, 12/21/2020 (3)	5,431,000	5,382,817
3.63%, 12/21/2022 (3)	5,599,000	5,574,529
Schlumberger Investment SA
3.30%, 09/14/2021 (3)	2,362,000	2,367,614
Shell International Finance BV
2.13%, 05/11/2020	699,000	691,810
4.13%, 05/11/2035	1,244,000	1,246,872
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020 (3)	9,000,000	8,888,163
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026 (3)	2,000,000	1,922,142

Southern Natural Gas Co. LLC
8.00%, 03/01/2032	446,000	568,543
4.80%, 03/15/2047 (3)	428,000	407,886
Spectra Energy Partners LP
3.50%, 03/15/2025	787,000	751,605
5.95%, 09/25/2043	207,000	226,302
4.50%, 03/15/2045	3,000,000	2,716,209
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,167,591
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	417,873
4.25%, 04/01/2024	833,000	808,094
5.95%, 12/01/2025	200,000	208,671
4.95%, 01/15/2043	1,482,000	1,241,425
5.30%, 04/01/2044	200,000	176,802
5.35%, 05/15/2045	633,000	560,930
5.40%, 10/01/2047	1,500,000	1,345,418
TC PipeLines LP
4.38%, 03/13/2025	8,465,000	8,446,628
3.90%, 05/25/2027	5,457,000	5,212,109
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	5,103,000	5,196,147
Texas Eastern Transmission LP
2.80%, 10/15/2022 (3)	714,000	686,579
3.50%, 01/15/2028 (3)	450,000	425,110
The Williams Cos., Inc.
3.90%, 01/15/2025	700,000	680,377
8.75%, 03/15/2032	4,207,000	5,476,775
6.30%, 04/15/2040	2,083,000	2,209,914
5.75%, 06/24/2044	2,500,000	2,515,511
4.90%, 01/15/2045	7,000,000	6,358,980
4.85%, 03/01/2048	3,890,000	3,541,684
Total Capital International SA
2.75%, 06/19/2021	900,000	894,820
2.70%, 01/25/2023	144,000	140,661
3.70%, 01/15/2024	350,000	356,926
3.75%, 04/10/2024	229,000	231,555
TransCanada PipeLines Ltd.
7.13%, 01/15/2019	273,000	273,354
4.88%, 01/15/2026	792,000	819,600
6.20%, 10/15/2037	573,000	624,115
4.75%, 05/15/2038	1,000,000	964,908
7.25%, 08/15/2038	217,000	259,998
Valero Energy Corp.
7.50%, 04/15/2032	250,000	308,551
6.63%, 06/15/2037	5,000,000	5,483,496
Western Gas Partners LP
5.38%, 06/01/2021	1,764,000	1,816,816
4.00%, 07/01/2022	2,190,000	2,171,141
3.95%, 06/01/2025	3,340,000	3,148,059
4.50%, 03/01/2028	238,000	222,592
5.45%, 04/01/2044	977,000	848,294
5.30%, 03/01/2048	588,000	508,011
Williams Cos., Inc.
4.30%, 03/04/2024	2,500,000	2,491,113
Williams Partners LP
5.40%, 03/04/2044	2,750,000	2,624,204
Woodside Finance Ltd.
3.65%, 03/05/2025 (3)	3,300,000	3,135,775

		496,922,231

Financials—12.23%
ABN AMRO Bank NV
2.45%, 06/04/2020 (3)	3,594,000	3,547,602
2.65%, 01/19/2021 (3)	1,000,000	985,606
4.75%, 07/28/2025 (3)	6,031,000	6,000,495
ACE INA Holdings, Inc.
2.88%, 11/03/2022	312,000	309,341
2.70%, 03/13/2023	300,000	293,143
3.15%, 03/15/2025	934,000	913,573
3.35%, 05/03/2026	250,000	244,679
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	6,871,000	6,890,574
3.30%, 01/23/2023	701,000	666,411
3.50%, 01/15/2025	1,500,000	1,369,130
AIA Group Ltd.
3.20%, 03/11/2025 (3)	9,545,000	9,197,119
3.90%, 04/06/2028 (3)	1,000,000	1,001,311
AIB Group Plc
4.75%, 10/12/2023 (3)	3,500,000	3,465,144
AIG Global Funding
1.95%, 10/18/2019 (3)	6,666,000	6,615,875
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (3)	955,000	1,216,667
Air Lease Corp.
3.25%, 03/01/2025	710,000	653,860
Aircastle Ltd.
4.40%, 09/25/2023	1,480,000	1,455,521
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/2030	2,981,000	3,018,983
Allstate Co./The
3.15%, 06/15/2023	420,000	419,440
Ally Financial, Inc.
3.50%, 01/27/2019	1,000,000	999,375
American Express Co.
3.70%, 11/05/2021	14,490,000	14,619,540
3.40%, 02/27/2023	500,000	495,318
3.70%, 08/03/2023	5,285,000	5,299,955
4.20%, 11/06/2025	1,400,000	1,427,794
American Express Credit Corp.
2.13%, 03/18/2019	318,000	317,481
2.25%, 08/15/2019	250,000	248,868
2.38%, 05/26/2020	894,000	884,494
2.60%, 09/14/2020	319,000	315,679
2.25%, 05/05/2021	380,000	371,853
2.70%, 03/03/2022	1,250,000	1,225,191
American Financial Group, Inc./OH
3.50%, 08/15/2026	1,435,000	1,354,413
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,385,023
4.88%, 06/01/2022	3,500,000	3,631,164
4.13%, 02/15/2024	879,000	882,538
3.75%, 07/10/2025	444,000	425,312
3.90%, 04/01/2026	1,370,000	1,319,886
3.88%, 01/15/2035	376,000	323,680
4.50%, 07/16/2044	6,043,000	5,395,841
8.18% (3 Month LIBOR USD + 4.20%), 05/15/2058 (2)	107,000	121,980

American Tower Corp.
2.25%, 01/15/2022	600,000	574,180
3.50%, 01/31/2023	341,000	335,107
3.38%, 10/15/2026	506,000	470,988
American Tower Trust #1
3.07%, 03/15/2048 (3)	2,900,000	2,854,947
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	219,323
2.88%, 09/15/2026	1,015,000	945,628
AmSouth Bancorp.
6.75%, 11/01/2025	527,000	599,736
ANZ New Zealand Int’l Ltd./London
2.60%, 09/23/2019 (3)	5,787,000	5,768,098
2.85%, 08/06/2020 (3)	250,000	247,967
3.45%, 01/21/2028 (3)	500,000	477,290
Aon Plc
4.00%, 11/27/2023	5,000,000	5,059,827
3.50%, 06/14/2024	815,000	795,771
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,213,449
Athene Global Funding
2.75%, 04/20/2020 (3)	1,407,000	1,393,856
4.00%, 01/25/2022 (3)	1,104,000	1,115,256
3.00%, 07/01/2022 (3)	800,000	781,435
Athene Holding Ltd.
4.13%, 01/12/2028	1,380,000	1,254,258
Australia & New Zealand Banking Group Ltd.
2.25%, 12/19/2019 (3)	800,000	793,167
4.88%, 01/12/2021 (3)	296,000	305,482
4.50%, 03/19/2024 (3)	9,000,000	8,993,679
4.40%, 05/19/2026 (3)	226,000	218,596
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	586,636
2.90%, 10/15/2026	220,000	207,693
3.20%, 01/15/2028	500,000	474,501
3.90%, 10/15/2046	214,000	197,097
AXIS Specialty Finance Plc
2.65%, 04/01/2019	2,890,000	2,884,115
Banco del Estado de Chile
2.67%, 01/08/2021 (3)	9,493,000	9,279,407
Banco Santander SA
3.50%, 04/11/2022	5,000,000	4,906,476
3.13%, 02/23/2023	2,200,000	2,079,861
3.55% (3 Month LIBOR USD + 1.12%), 04/12/2023 (2)	1,000,000	980,584
3.85%, 04/12/2023	2,400,000	2,331,856
5.18%, 11/19/2025	1,500,000	1,493,244
4.38%, 04/12/2028	800,000	747,417
Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (3)	6,350,000	6,344,679
Bank of America Corp.
2.60%, 01/15/2019	142,000	141,972
2.65%, 04/01/2019	710,000	709,258
2.63%, 10/19/2020	385,000	380,893
2.63%, 04/19/2021	6,205,000	6,120,381
2.37% (3 Month LIBOR USD + 0.66%), 07/21/2021 (2)	2,500,000	2,455,200

3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022 (2)	24,477,000	24,479,753
2.50%, 10/21/2022	931,000	896,345
3.30%, 01/11/2023	5,233,000	5,153,478
3.12% (3 Month LIBOR USD + 1.16%), 01/20/2023 (2)	951,000	934,955
2.88% (3 Month LIBOR USD + 1.02%), 04/24/2023 (2)	1,640,000	1,594,978
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023 (2)	16,487,000	16,006,510
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024 (2)	1,600,000	1,580,559
4.00%, 04/01/2024	2,390,000	2,403,077
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024 (2)	4,717,000	4,705,471
4.20%, 08/26/2024	1,750,000	1,735,520
4.00%, 01/22/2025	22,309,000	21,741,256
3.95%, 04/21/2025	5,201,000	5,041,602
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025 (2)	5,055,000	4,792,732
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026 (2)	1,500,000	1,434,744
4.45%, 03/03/2026	7,140,000	7,064,459
4.25%, 10/22/2026	544,000	529,365
3.25%, 10/21/2027	5,800,000	5,363,535
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028 (2)	6,750,000	6,551,686
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028 (2)	4,500,000	4,319,090
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028 (2)	7,800,000	7,401,085
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028 (2)	700,000	654,293
3.97% (3 Month LIBOR USD + 1.07%), 03/05/2029 (2)	3,900,000	3,793,200
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029 (2)	1,500,000	1,493,868
6.11%, 01/29/2037	3,580,000	3,938,465
7.75%, 05/14/2038	137,000	177,354
Bank of Montreal
2.38%, 01/25/2019	215,000	214,917
1.50%, 07/18/2019	522,000	518,085
2.90% (3 Month LIBOR USD + 0.46%), 04/13/2021 (2)	2,400,000	2,385,626
3.10%, 04/13/2021	2,545,000	2,543,629
2.35%, 09/11/2022	1,378,000	1,331,075
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032 (2)	6,500,000	6,019,000
Bank of New York Mellon Corp.
4.60%, 01/15/2020	387,000	393,415
2.60%, 08/17/2020	663,000	658,525
2.45%, 11/27/2020	247,000	244,078
2.50%, 04/15/2021	215,000	212,345
2.60%, 02/07/2022	700,000	686,620
2.95%, 01/29/2023	1,000,000	984,205
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023 (2)	355,000	345,252
3.25%, 09/11/2024	650,000	641,534
3.00%, 02/24/2025	5,360,000	5,177,733
2.80%, 05/04/2026	305,000	287,414
Bank of Nova Scotia
2.50%, 01/08/2021	9,639,000	9,517,528
1.85%, 04/14/2021	1,900,000	1,878,100
1.88%, 09/20/2021 (3)	400,000	389,211
2.70%, 03/07/2022	800,000	782,508
2.45%, 09/19/2022	5,000,000	4,827,335
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (3)	5,350,000	5,332,424
Barclays Plc
3.68%, 01/10/2023	15,364,000	14,761,778
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024 (2)	9,557,000	9,291,213
3.65%, 03/16/2025	2,522,000	2,324,626
4.38%, 01/12/2026	3,139,000	2,981,837
5.20%, 05/12/2026	500,000	479,291

4.34%, 01/10/2028	2,360,000	2,185,046
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029 (2)	2,450,000	2,363,597
4.95%, 01/10/2047	1,391,000	1,230,771
BB&T Corp.
6.85%, 04/30/2019	170,000	172,090
5.25%, 11/01/2019	284,000	288,751
2.63%, 06/29/2020	1,100,000	1,089,723
3.20%, 09/03/2021	14,988,000	14,961,253
2.85%, 10/26/2024	1,000,000	960,691
Berkshire Hathaway Finance Corp.
5.75%, 01/15/2040	134,000	159,677
4.40%, 05/15/2042	1,524,000	1,556,419
4.30%, 05/15/2043	322,000	325,852
4.20%, 08/15/2048	6,422,000	6,390,086
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	605,000	618,123
3.00%, 02/11/2023	268,000	265,540
3.13%, 03/15/2026	8,130,000	7,883,857
BlackRock, Inc.
5.00%, 12/10/2019	484,000	492,687
4.25%, 05/24/2021	475,000	488,978
3.50%, 03/18/2024	405,000	409,355
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (3)	1,445,000	1,521,127
4.45%, 07/15/2045 (3)	170,000	157,156
BNP Paribas SA
3.25%, 03/03/2023	1,820,000	1,783,717
3.80%, 01/10/2024 (3)	1,600,000	1,557,688
3.38%, 01/09/2025 (3)	10,725,000	10,097,285
4.40%, 08/14/2028 (3)	725,000	708,058
BNZ International Funding Ltd./London
2.10%, 09/14/2021 (3)	400,000	385,952
2.65%, 11/03/2022 (3)	10,091,000	9,729,824
3.38%, 03/01/2023 (3)	6,000,000	5,926,296
BOC Aviation Ltd.
2.38%, 09/15/2021 (3)	3,550,000	3,421,945
2.75%, 09/18/2022 (3)	780,000	750,483
Boston Properties LP
3.13%, 09/01/2023	300,000	289,811
3.20%, 01/15/2025	1,139,000	1,088,063
3.65%, 02/01/2026	557,000	539,320
BPCE SA
2.50%, 07/15/2019	1,300,000	1,295,009
2.75%, 01/11/2023 (3)	1,000,000	959,211
5.70%, 10/22/2023 (3)	3,645,000	3,774,120
4.63%, 07/11/2024 (3)	1,300,000	1,278,230
5.15%, 07/21/2024 (3)	4,800,000	4,819,546
3.38%, 12/02/2026	500,000	469,207
3.25%, 01/11/2028 (3)	7,815,000	7,248,796
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,063,711
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	727,316
4.70%, 09/20/2047	769,000	708,045
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	1,500,000	1,486,491
2.55%, 06/16/2022	800,000	778,960

Capital One Bank USA NA
3.38%, 02/15/2023	6,000,000	5,793,081
Capital One Financial Corp.
2.45%, 04/24/2019	353,000	352,432
2.50%, 05/12/2020	7,800,000	7,697,956
3.45%, 04/30/2021	9,525,000	9,505,110
3.20%, 01/30/2023	5,000,000	4,865,329
3.75%, 04/24/2024	824,000	803,597
3.20%, 02/05/2025	726,000	678,042
4.20%, 10/29/2025	400,000	386,507
3.75%, 07/28/2026	960,000	879,747
Capital One NA
2.40%, 09/05/2019	500,000	496,971
2.95%, 07/23/2021	4,120,000	4,054,043
2.25%, 09/13/2021	7,005,000	6,757,003
Carlyle Investment Management LLC
4.35%, 07/15/2019 (12)	66,813	60,132
CDP Financial, Inc.
4.40%, 11/25/2019 (3)	310,000	314,445
Charles Schwab Co.
3.23%, 09/01/2022	165,000	165,070
3.20%, 03/02/2027	1,700,000	1,622,658
Citibank NA
3.05%, 05/01/2020	21,800,000	21,769,257
Citigroup, Inc.
2.40%, 02/18/2020	2,500,000	2,477,001
2.35%, 08/02/2021	269,000	261,312
2.75%, 04/25/2022	17,920,000	17,374,387
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023 (2)	1,111,000	1,091,233
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023 (2)	14,934,000	14,447,652
3.75%, 06/16/2024	4,000,000	3,971,661
4.40%, 06/10/2025	11,687,000	11,442,369
5.50%, 09/13/2025	494,000	518,625
3.70%, 01/12/2026	10,750,000	10,340,674
3.40%, 05/01/2026	1,000,000	941,089
3.20%, 10/21/2026	905,000	835,767
4.30%, 11/20/2026	1,570,000	1,510,523
4.45%, 09/29/2027	13,333,000	12,856,256
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028 (2)	4,100,000	3,943,835
6.63%, 01/15/2028	387,000	444,084
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028 (2)	3,300,000	3,119,197
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028 (2)	7,000,000	6,531,938
3.88% (3 Month LIBOR USD + 1.17%), 01/24/2039 (2)	500,000	449,413
8.13%, 07/15/2039	164,000	227,542
5.88%, 01/30/2042	212,000	239,884
4.75%, 05/18/2046	1,200,000	1,108,083
4.65%, 07/23/2048	3,311,000	3,240,426
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	7,943,403
3.70%, 03/29/2023	1,370,000	1,376,705
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	183,125
4.30%, 12/03/2025	343,000	338,661
CME Group, Inc.
3.00%, 09/15/2022	1,135,000	1,131,187
3.00%, 03/15/2025	838,000	816,325
5.30%, 09/15/2043	115,000	134,390

CNA Financial Co.
7.25%, 11/15/2023	7,470,000	8,472,173
3.95%, 05/15/2024	303,000	300,169
3.45%, 08/15/2027	820,000	763,366
Comerica Bank
2.50%, 06/02/2020	8,000,000	7,899,447
Commonwealth Bank of Australia
2.00%, 09/06/2021 (3)	450,000	433,424
2.50%, 09/18/2022 (3)	800,000	772,654
3.45%, 03/16/2023 (3)	1,300,000	1,298,727
4.50%, 12/09/2025 (3)	778,000	762,516
2.85%, 05/18/2026 (3)	1,300,000	1,211,002
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/2019	1,000,000	995,077
Compass Bank
2.75%, 09/29/2019	5,000,000	4,973,805
3.88%, 04/10/2025	7,840,000	7,518,841
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/2022	5,323,000	5,381,583
4.38%, 08/04/2025	1,265,000	1,242,982
5.80%, 09/30/2110 (3)	361,000	397,336
Cooperatieve Rabobank UA
3.88%, 09/26/2023 (3)	1,400,000	1,404,754
4.63%, 12/01/2023	8,051,000	8,162,616
CPPIB Capital, Inc.
2.75%, 11/02/2027 (3)	3,000,000	2,924,889
Credit Agricole SA
3.25%, 10/04/2024 (3)	11,920,000	11,144,141
4.38%, 03/17/2025 (3)	305,000	295,274
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (2) (3)	5,000,000	4,581,374
Credit Agricole SA/London
3.75%, 04/24/2023 (3)	575,000	562,627
4.13%, 01/10/2027 (3)	1,099,000	1,060,323
Credit Suisse Group AG
3.57%, 01/09/2023 (3)	3,216,000	3,137,134
4.28%, 01/09/2028 (3)	3,973,000	3,834,984
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029 (2) (3)	2,499,000	2,326,205
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	535,093
3.80%, 06/09/2023	8,500,000	8,340,433
3.75%, 03/26/2025	1,900,000	1,817,648
4.55%, 04/17/2026	1,500,000	1,485,842
Credit Suisse/New York NY
2.30%, 05/28/2019	413,000	411,779
5.30%, 08/13/2019	169,000	171,131
3.00%, 10/29/2021	1,265,000	1,248,903
3.63%, 09/09/2024	560,000	549,424
Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,144,177
5.25%, 01/15/2023	400,000	415,347
4.00%, 03/01/2027	261,000	249,842
Dai-ichi Life Insurance Co., Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 12/29/2049 (2) (3)	1,179,000	1,089,396
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (3)	854,000	840,270
Danske Bank A/S
2.00%, 09/08/2021 (3)	558,000	527,988
2.70%, 03/02/2022 (3)	542,000	519,292

Deutsche Bank AG/London
2.50%, 02/13/2019	6,000,000	5,988,601
3.70%, 05/30/2024	2,063,000	1,873,854
Deutsche Bank AG/New York NY
3.15%, 01/22/2021	5,000,000	4,832,158
4.25%, 10/14/2021	4,165,000	4,072,164
3.30%, 11/16/2022	3,000,000	2,780,102
3.70%, 05/30/2024	850,000	772,068
Dexia Credit Local SA
1.88%, 09/15/2021 (3)	2,750,000	2,678,362
3.25%, 09/26/2023 (3)	1,750,000	1,773,271
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	436,292
Discover Bank
3.10%, 06/04/2020	8,000,000	7,944,025
3.35%, 02/06/2023	4,000,000	3,893,217
4.20%, 08/08/2023	7,156,000	7,157,201
3.45%, 07/27/2026	1,951,000	1,789,974
4.65%, 09/13/2028	4,000,000	3,899,016
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,793,549
Duke Realty LP
3.63%, 04/15/2023	7,744,000	7,737,562
3.25%, 06/30/2026	203,000	193,172
EPR Properties
4.50%, 06/01/2027	807,000	778,227
4.95%, 04/15/2028	665,000	658,402
Equity Commonwealth
5.88%, 09/15/2020	2,448,000	2,507,336
ERP Operating LP
2.38%, 07/01/2019	646,000	644,011
4.63%, 12/15/2021	260,000	268,989
3.00%, 04/15/2023	200,000	196,709
2.85%, 11/01/2026	542,000	509,708
3.50%, 03/01/2028	614,000	597,317
Fifth Third Bancorp
2.88%, 07/27/2020	2,000,000	1,987,614
3.95%, 03/14/2028	1,000,000	993,524
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,097,732
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	4,961,315
FMR LLC
4.95%, 02/01/2033 (3)	250,000	271,589
6.45%, 11/15/2039 (3)	258,000	316,066
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	5,186,000	5,004,597
3.37%, 11/15/2025	554,000	492,352
4.42%, 11/15/2035	14,715,000	12,379,835
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	141,868
Goldman Sachs Group, Inc.
2.55%, 10/23/2019	1,000,000	993,696
5.38%, 03/15/2020	2,985,000	3,051,361
2.60%, 04/23/2020	5,030,000	4,980,843
2.35%, 11/15/2021	4,192,000	4,041,789

5.75%, 01/24/2022	17,000,000	17,798,836
3.00%, 04/26/2022	1,653,000	1,600,762
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022 (2)	5,373,000	5,218,070
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023 (2)	3,076,000	2,952,787
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023 (2)	8,773,000	8,355,317
3.50%, 01/23/2025	6,509,000	6,172,548
3.75%, 05/22/2025	1,305,000	1,249,134
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025 (2)	5,590,000	5,239,507
3.75%, 02/25/2026	9,005,000	8,519,652
3.50%, 11/16/2026	1,700,000	1,571,036
3.85%, 01/26/2027	2,975,000	2,799,918
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028 (2)	3,488,000	3,243,446
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029 (2)	8,400,000	8,088,867
6.75%, 10/01/2037	4,773,000	5,395,358
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039 (2)	6,268,000	5,751,685
5.15%, 05/22/2045	4,000,000	3,727,353
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (3)	1,000,000	944,294
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037 (3)	200,000	190,630
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (3)	862,000	820,886
Government Properties Income Trust
3.75%, 08/15/2019	4,410,000	4,414,378
4.00%, 07/15/2022	1,255,000	1,235,041
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048 (3)	650,000	654,621
Great-West Lifeco Finance Delaware LP
4.15%, 06/03/2047 (3)	2,450,000	2,285,622
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (3)	271,000	266,641
3.48%, 06/15/2050 (3)	1,824,000	1,800,729
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	4,594,502
5.50%, 03/30/2020	4,118,000	4,225,055
5.13%, 04/15/2022	5,500,000	5,765,244
4.30%, 04/15/2043	1,080,000	1,004,606
HCP, Inc.
4.20%, 03/01/2024	241,000	241,582
3.88%, 08/15/2024	1,981,000	1,949,473
3.40%, 02/01/2025	662,000	626,749
HSBC Bank Plc
4.75%, 01/19/2021 (3)	1,382,000	1,417,579
HSBC Holdings Plc
5.10%, 04/05/2021	4,650,000	4,808,442
3.24% (3 Month LIBOR USD + 0.60%), 05/18/2021 (2)	7,250,000	7,142,413
2.65%, 01/05/2022	2,618,000	2,539,687
4.00%, 03/30/2022	1,494,000	1,513,390
3.60%, 05/25/2023	2,301,000	2,287,723
3.03% (3 Month LIBOR USD + 0.92%), 11/22/2023 (2)	1,051,000	1,017,221
4.25%, 03/14/2024	2,795,000	2,773,595
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024 (2)	9,792,000	9,738,541
4.25%, 08/18/2025	1,009,000	979,761
4.30%, 03/08/2026	1,000,000	986,889
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026 (2)	7,000,000	6,912,750
4.38%, 11/23/2026	559,000	541,458
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028 (2)	1,533,000	1,467,491

HSBC USA, Inc.
5.00%, 09/27/2020	3,000,000	3,063,076
9.13%, 05/15/2021	75,000	82,943
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	223,991
2.30%, 01/14/2022	4,220,000	4,074,275
Huntington National Bank
2.88%, 08/20/2020	4,534,000	4,503,754
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/2021	1,150,000	1,116,748
ING Bank NV
1.65%, 08/15/2019 (3)	800,000	792,423
2.50%, 10/01/2019 (3)	2,350,000	2,339,336
2.45%, 03/16/2020 (3)	2,000,000	1,980,629
5.80%, 09/25/2023 (3)	4,800,000	5,013,427
ING Groep NV
3.15%, 03/29/2022	4,000,000	3,932,778
4.10%, 10/02/2023	3,175,000	3,172,867
4.55%, 10/02/2028	7,438,000	7,358,007
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	578,000	591,619
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,334,052
5.88%, 08/15/2022	438,000	458,763
Intesa Sanpaolo SpA
3.88%, 07/14/2027 (3)	937,000	806,430
3.88%, 01/12/2028 (3)	1,118,000	955,363
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	2,884,139
3.75%, 01/15/2026	4,249,000	4,145,084
Jackson National Life Global Funding
2.50%, 06/27/2022 (3)	800,000	773,397
3.25%, 01/30/2024 (3)	460,000	451,008
3.05%, 04/29/2026 (3)	473,000	447,462
Jefferies Group LLC
6.88%, 04/15/2021	430,000	457,562
5.13%, 01/20/2023	2,600,000	2,658,275
6.45%, 06/08/2027	428,000	447,757
6.25%, 01/15/2036	155,000	155,561
John Hancock Life Insurance Co.
7.38%, 02/15/2024 (3)	731,000	845,940
JPMorgan Chase & Co.
2.25%, 01/23/2020	2,000,000	1,979,857
4.25%, 10/15/2020	64,000	65,141
2.30%, 08/15/2021	3,600,000	3,512,167
4.35%, 08/15/2021	10,000,000	10,232,842
3.38%, 05/01/2023	3,800,000	3,716,677
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024 (2)	8,000,000	7,939,024
3.13%, 01/23/2025	4,000,000	3,812,447
3.30%, 04/01/2026	1,870,000	1,781,748
3.20%, 06/15/2026	11,090,000	10,449,516
2.95%, 10/01/2026	5,000,000	4,620,100
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029 (2)	2,320,000	2,281,712
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029 (2)	9,660,000	9,831,755
5.60%, 07/15/2041	494,000	559,080
4.95%, 06/01/2045	775,000	786,982
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048 (2)	5,140,000	4,787,341
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048 (2)	11,187,000	9,916,606

JPMorgan Chase Bank NA
3.09% (3 Month LIBOR USD + 0.35%), 04/26/2021 (2)	21,250,000	21,161,157
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	564,455
KeyCorp.
2.90%, 09/15/2020	280,000	278,109
5.10%, 03/24/2021	211,000	218,831
4.15%, 10/29/2025	950,000	965,410
Kimco Realty Corp.
4.45%, 09/01/2047	2,338,000	2,121,562
LeasePlan Co. NV
2.88%, 01/22/2019 (3)	725,000	724,730
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	808,161
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (3)	1,700,000	1,745,825
4.95%, 05/01/2022 (3)	351,000	361,873
4.25%, 06/15/2023 (3)	322,000	324,626
6.50%, 03/15/2035 (3)	4,500,000	5,247,923
6.50%, 05/01/2042 (3)	2,000,000	2,374,476
10.75% (3 Month LIBOR USD + 7.12%), 06/15/2088 (2) (3)	269,000	384,670
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (3)	700,000	850,443
7.70%, 10/15/2097 (3)	100,000	135,176
Liberty Property LP
3.25%, 10/01/2026	303,000	283,086
Lincoln National Co.
4.20%, 03/15/2022	873,000	887,479
3.80%, 03/01/2028	3,900,000	3,784,750
7.00%, 06/15/2040	1,715,000	2,158,797
4.51% (3 Month LIBOR USD + 2.04%), 04/20/2067 (2)	121,000	94,319
Lloyds Bank Plc
5.80%, 01/13/2020 (3)	172,000	176,044
2.40%, 03/17/2020	1,200,000	1,182,891
3.30%, 05/07/2021	11,200,000	11,165,617
Lloyds Banking Group Plc
4.05%, 08/16/2023	3,000,000	2,963,587
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023 (2)	8,950,000	8,462,743
4.45%, 05/08/2025	855,000	849,348
4.58%, 12/10/2025	550,000	520,924
3.75%, 01/11/2027	2,000,000	1,838,370
4.38%, 03/22/2028	949,000	900,830
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028 (2)	1,000,000	890,038
Macquarie Bank Ltd.
2.60%, 06/24/2019 (3)	1,093,000	1,089,735
2.40%, 01/21/2020 (3)	1,600,000	1,585,644
2.85%, 07/29/2020 (3)	400,000	396,487
4.00%, 07/29/2025 (3)	500,000	497,577
Macquarie Group Ltd.
6.00%, 01/14/2020 (3)	1,975,000	2,027,172
6.25%, 01/14/2021 (3)	1,111,000	1,165,523
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023 (2) (3)	6,000,000	5,766,858
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024 (2) (3)	2,000,000	2,000,113
3.76% (3 Month LIBOR USD + 1.37%), 11/28/2028 (2) (3)	2,565,000	2,352,105
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030 (2) (3)	3,500,000	3,451,091

Manulife Financial Corp.
4.90%, 09/17/2020	225,000	230,822
4.06% (5 Year Mid Swap Rate USD + 1.65%), 02/24/2032 (2)	1,910,000	1,802,114
Markel Corp.
7.13%, 09/30/2019	3,780,000	3,878,644
3.63%, 03/30/2023	400,000	397,564
5.00%, 04/05/2046	1,265,000	1,256,591
Marsh & McLennan Cos, Inc.
2.35%, 03/06/2020	3,769,000	3,735,117
4.80%, 07/15/2021	5,000,000	5,152,680
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (3)	550,000	624,614
8.88%, 06/01/2039 (3)	1,760,000	2,640,780
5.38%, 12/01/2041 (3)	203,000	225,263
4.90%, 04/01/2077 (3)	5,000,000	4,994,534
MassMutual Global Funding II
2.50%, 10/17/2022 (3)	386,000	372,342
2.75%, 06/22/2024 (3)	700,000	670,845
MBIA Insurance Co.
13.70% (3 Month LIBOR USD + 11.26%), 01/15/2033 (2) (3) (9)	86,000	52,460
MetLife, Inc.
6.50%, 12/15/2032	56,000	68,599
4.88%, 11/13/2043	3,000,000	3,103,014
6.40%, 12/15/2066	3,859,000	3,920,204
Metropolitan Life Global Funding I
2.30%, 04/10/2019 (3)	1,598,000	1,595,281
3.88%, 04/11/2022 (3)	1,480,000	1,498,924
3.00%, 01/10/2023 (3)	407,000	400,657
3.00%, 09/19/2027 (3)	1,180,000	1,111,230
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	326,673
3.00%, 02/22/2022	206,000	203,107
2.67%, 07/25/2022	800,000	777,427
3.46%, 03/02/2023	9,000,000	8,944,232
2.53%, 09/13/2023	481,000	456,961
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022 (3)	764,000	731,406
3.96%, 09/19/2023 (3)	2,730,000	2,745,034
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/2019 (3)	1,500,000	1,491,467
Mizuho Bank Ltd.
2.65%, 09/25/2019 (3)	3,000,000	2,989,504
2.40%, 03/26/2020 (3)	5,000,000	4,950,501
3.60%, 09/25/2024 (3)	1,250,000	1,247,057
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	1,960,647
2.60%, 09/11/2022	3,500,000	3,385,106
Morgan Stanley
7.30%, 05/13/2019	2,257,000	2,291,265
2.38%, 07/23/2019	450,000	448,050
5.63%, 09/23/2019	2,302,000	2,336,105
2.65%, 01/27/2020	750,000	744,286
5.50%, 07/24/2020	360,000	371,055
5.75%, 01/25/2021	12,049,000	12,578,463
2.50%, 04/21/2021	2,000,000	1,959,769
5.50%, 07/28/2021	2,692,000	2,819,021
2.63%, 11/17/2021	3,860,000	3,767,292
2.75%, 05/19/2022	8,390,000	8,162,077

3.13%, 01/23/2023	1,735,000	1,693,657
3.75%, 02/25/2023	1,882,000	1,878,575
4.10%, 05/22/2023	3,460,000	3,464,790
3.88%, 04/29/2024	2,050,000	2,040,056
3.70%, 10/23/2024	1,167,000	1,147,527
4.00%, 07/23/2025	5,039,000	4,973,446
5.00%, 11/24/2025	4,959,000	5,058,822
3.88%, 01/27/2026	3,125,000	3,049,492
4.35%, 09/08/2026	930,000	904,234
3.63%, 01/20/2027	9,804,000	9,322,712
3.95%, 04/23/2027	14,190,000	13,385,536
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028 (2)	5,882,000	5,559,327
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029 (2)	8,371,000	8,013,900
4.30%, 01/27/2045	459,000	429,901
MUFG Bank Ltd.
2.30%, 03/10/2019 (3)	5,525,000	5,516,685
2.35%, 09/08/2019 (3)	340,000	338,031
4.10%, 09/09/2023 (3)	239,000	243,118
3.75%, 03/10/2024 (3)	3,215,000	3,230,685
MUFG Union Bank NA
2.25%, 05/06/2019	900,000	897,125
National Australia Bank Ltd./New York
2.50%, 01/12/2021	2,000,000	1,966,744
3.70%, 11/04/2021	9,682,000	9,773,553
3.38%, 01/14/2026	2,768,000	2,690,261
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	673,483
3.50%, 10/15/2027	400,000	381,839
National Rural Utilities Cooperative Finance Co.
2.95%, 02/07/2024	341,000	335,530
3.05%, 04/25/2027	462,000	442,956
3.40%, 02/07/2028	1,500,000	1,478,958
8.00%, 03/01/2032	791,000	1,089,315
Nationwide Building Society
6.25%, 02/25/2020 (3)	1,000,000	1,031,572
4.00%, 09/14/2026 (3)	7,250,000	6,602,456
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (3)	2,000,000	2,072,292
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (3)	7,150,000	10,842,711
New York Life Global Funding
2.10%, 01/02/2019 (3)	8,150,000	8,150,000
2.15%, 06/18/2019 (3)	1,912,000	1,904,736
3.25%, 08/06/2021 (3)	7,451,000	7,460,218
3.00%, 01/10/2028 (3)	2,022,000	1,935,160
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,300,000	5,503,939
Nordea Bank AB
1.63%, 09/30/2019 (3)	550,000	543,932
4.88%, 01/27/2020 (3)	1,200,000	1,220,666
2.50%, 09/17/2020 (3)	450,000	443,685
4.25%, 09/21/2022 (3)	12,865,000	12,930,163
3.75%, 08/30/2023 (3)	4,000,000	3,945,211
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032 (2)	411,000	382,652
OneBeacon U.S. Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,509,530

Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (3)	1,003,000	995,683
3.88%, 03/20/2027 (3)	1,044,000	1,039,637
Ontario Teachers’ Finance Trust
2.75%, 04/16/2021 (3)	1,000,000	1,000,942
ORIX Corp.
2.90%, 07/18/2022	604,000	590,138
3.25%, 12/04/2024	1,500,000	1,453,327
3.70%, 07/18/2027	700,000	675,848
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067 (2) (3)	743,000	652,763
People’s United Bank NA
4.00%, 07/15/2024	4,350,000	4,361,285
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,330,112
4.20%, 11/01/2025	322,000	329,758
PNC Financial Services Group, Inc.
6.70%, 06/10/2019	212,000	215,345
4.38%, 08/11/2020	679,000	691,360
2.85%, 11/09/2022 (1)	575,000	563,446
3.90%, 04/29/2024	2,090,000	2,071,985
PNC Financial Services Group, Inc./The
5.13%, 02/08/2020	588,000	600,355
Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	375,078
3.40%, 05/15/2025	7,000,000	6,809,662
Principal Life Global Funding II
3.00%, 04/18/2026 (3)	2,000,000	1,920,601
Private Export Funding Co.
4.38%, 03/15/2019	970,000	973,208
2.65%, 02/16/2021 (3)	6,750,000	6,755,157
2.80%, 05/15/2022	1,200,000	1,201,919
3.55%, 01/15/2024	2,489,000	2,588,299
3.25%, 06/15/2025	1,280,000	1,306,150
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2023 (2)	780,000	730,899
4.13%, 04/15/2047	8,050,000	7,878,731
Protective Life Co.
7.38%, 10/15/2019	854,000	877,883
4.30%, 09/30/2028 (3)	4,500,000	4,463,377
Protective Life Global Funding
2.70%, 11/25/2020 (3)	5,000,000	4,939,817
2.00%, 09/14/2021 (3)	1,100,000	1,064,782
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	646,950
6.63%, 06/21/2040	5,995,000	7,329,391
3.91%, 12/07/2047	1,231,000	1,098,995
Realty Income Corp.
3.25%, 10/15/2022	1,490,000	1,475,404
3.88%, 04/15/2025	1,055,000	1,053,476
Regions Financial Corp.
3.20%, 02/08/2021	5,643,000	5,606,719
3.80%, 08/14/2023	1,500,000	1,502,588
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (3)	400,000	396,132
2.38%, 05/04/2020 (3)	6,000,000	5,921,718
3.05%, 01/20/2021 (3)	528,000	523,158
3.85%, 09/19/2023 (3)	1,775,000	1,789,780

Royal Bank of Canada
1.88%, 02/05/2021	1,100,000	1,088,409
3.20%, 04/30/2021	1,600,000	1,599,776
3.70%, 10/05/2023	8,950,000	8,985,313
4.65%, 01/27/2026	531,000	546,872
Royal Bank of Scotland Group Plc
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024 (2)	555,000	544,550
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029 (2)	2,490,000	2,378,195
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030 (2)	7,000,000	6,753,953
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	302,369
4.75%, 09/15/2025 (3)	1,810,000	1,701,769
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028 (2)	800,000	723,347
Santander UK Plc
2.38%, 03/16/2020	7,325,000	7,244,078
5.00%, 11/07/2023 (3)	4,150,000	4,052,434
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (3)	1,390,000	1,347,168
Select Income REIT
3.60%, 02/01/2020	2,400,000	2,387,843
Senior Housing Properties Trust
3.25%, 05/01/2019	950,000	945,256
6.75%, 04/15/2020	600,000	608,968
4.75%, 02/15/2028	1,300,000	1,227,168
Simon Property Group LP
4.38%, 03/01/2021	6,932,000	7,077,663
4.13%, 12/01/2021	442,000	452,434
3.75%, 02/01/2024	910,000	912,127
SITE Centers Corp.
4.70%, 06/01/2027	368,000	370,244
Skandinaviska Enskilda Banken AB
2.38%, 03/25/2019 (3)	1,225,000	1,222,741
2.45%, 05/27/2020 (3)	3,000,000	2,966,031
Societe Generale SA
3.25%, 01/12/2022 (3)	7,000,000	6,852,931
4.25%, 09/14/2023 (3)	1,000,000	993,073
4.25%, 04/14/2025 (3)	800,000	766,041
SouthTrust Bank
7.69%, 05/15/2025	253,000	293,820
Stadshypotek AB
1.88%, 10/02/2019 (3)	683,000	677,689
Standard Chartered Plc
2.10%, 08/19/2019 (3)	2,500,000	2,478,082
2.40%, 09/08/2019 (3)	7,650,000	7,600,397
3.05%, 01/15/2021 (3)	800,000	788,074
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023 (2)(3)	3,230,000	3,197,561
5.20%, 01/26/2024 (3)	609,000	618,859
4.87% (3 Month LIBOR USD + 1.97%), 03/15/2033 (2)(3)	800,000	767,462
State Street Co.
3.10%, 05/15/2023	321,000	315,404
3.70%, 11/20/2023	1,385,000	1,398,892
3.78% (3 Month LIBOR USD + 0.77%), 12/03/2024 (2)	1,000,000	1,002,380
3.55%, 08/18/2025	247,000	246,496
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	4,998,483
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077 (2)(3)	1,000,000	922,500

Sumitomo Mitsui Banking Co.
2.45%, 01/10/2019	5,000,000	4,999,304
2.45%, 01/16/2020	3,925,000	3,893,333
2.51%, 01/17/2020	8,086,000	8,025,612
3.95%, 07/19/2023	250,000	254,213
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	550,064
2.44%, 10/19/2021	531,000	517,731
2.85%, 01/11/2022	1,100,000	1,079,740
2.78%, 07/12/2022	1,500,000	1,461,540
2.78%, 10/18/2022	6,718,000	6,519,268
3.10%, 01/17/2023	1,033,000	1,013,259
3.94%, 10/16/2023	4,700,000	4,782,311
2.63%, 07/14/2026	644,000	589,251
3.01%, 10/19/2026	297,000	278,741
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 10/18/2019 (3)	1,550,000	1,536,541
SunTrust Banks, Inc.
2.50%, 05/01/2019	8,810,000	8,795,753
2.90%, 03/03/2021	324,000	321,186
2.70%, 01/27/2022	9,210,000	8,982,013
4.00%, 05/01/2025	424,000	425,543
Svenska Handelsbanken AB
2.40%, 10/01/2020	2,000,000	1,968,855
2.45%, 03/30/2021	550,000	539,176
3.90%, 11/20/2023	10,929,000	11,027,959
Swedbank AB
2.38%, 02/27/2019 (3)	6,000,000	5,994,390
Synchrony Financial
2.60%, 01/15/2019	1,350,000	1,349,540
3.00%, 08/15/2019	4,775,000	4,743,547
2.70%, 02/03/2020	1,017,000	999,609
3.75%, 08/15/2021	6,000,000	5,838,940
4.50%, 07/23/2025	4,000,000	3,649,125
3.70%, 08/04/2026	1,100,000	933,533
3.95%, 12/01/2027	1,500,000	1,264,132
TD Ameritrade Holding Co.
5.60%, 12/01/2019	355,000	362,486
2.95%, 04/01/2022	725,000	717,190
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (3)	218,000	283,756
4.90%, 09/15/2044 (3)	200,000	207,655
4.27%, 05/15/2047 (3)	3,360,000	3,220,519
The Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (3)	5,854,000	5,770,631
The Prudential Insurance Co. of America
8.30%, 07/01/2025 (3)	1,691,000	2,087,274
The Toronto-Dominion Bank
3.63% (5 Year Swap Rate USD + 2.21%), 09/15/2031 (2)	667,000	630,282
Torchmark Corp.
4.55%, 09/15/2028	4,145,000	4,214,024
Toronto-Dominion Bank
2.25%, 11/05/2019	432,000	429,638
2.50%, 12/14/2020	500,000	494,970
2.55%, 01/25/2021	600,000	593,884
3.25%, 06/11/2021	1,939,000	1,946,867

Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,286,639
6.13%, 08/15/2043	5,000,000	5,551,919
UBS AG/London
2.45%, 12/01/2020 (3)	7,151,000	7,017,369
UBS AG/Stamford CT
2.38%, 08/14/2019	1,200,000	1,195,153
UBS Group Funding Jersey Ltd.
2.95%, 09/24/2020 (3)	1,250,000	1,236,559
4.13%, 09/24/2025 (3)	800,000	794,883
4.13%, 04/15/2026 (3)	602,000	598,415
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (3)	9,790,000	9,546,940
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023 (2) (3)	7,367,000	7,085,113
4.25%, 03/23/2028 (3)	3,000,000	2,959,707
UDR, Inc.
2.95%, 09/01/2026	276,000	254,541
4.40%, 01/26/2029	8,575,000	8,654,124
United Overseas Bank Ltd.
3.20%, 04/23/2021 (3)	765,000	765,404
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,163,149
3.75%, 05/01/2024	382,000	378,252
3.50%, 02/01/2025	251,000	240,375
4.13%, 01/15/2026	449,000	445,480
3.85%, 04/01/2027	677,000	653,069
Vereit Operating Partnership LP
4.60%, 02/06/2024	1,550,000	1,566,946
4.88%, 06/01/2026	700,000	700,032
Vornado Realty LP
3.50%, 01/15/2025	800,000	771,498
Voya Financial, Inc.
3.13%, 07/15/2024	1,600,000	1,508,604
3.65%, 06/15/2026	200,000	189,162
WEA Finance LLC
3.15%, 04/05/2022 (3)	6,040,000	5,948,688
4.63%, 09/20/2048 (3)	4,063,000	3,966,303
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (3)	6,000,000	5,990,562
Wells Fargo & Co.
3.50%, 03/08/2022	1,929,000	1,922,492
3.07%, 01/24/2023	2,655,000	2,585,841
3.30%, 09/09/2024	1,900,000	1,837,807
3.00%, 02/19/2025	4,075,000	3,842,048
3.55%, 09/29/2025	700,000	678,527
3.00%, 04/22/2026	6,300,000	5,873,550
4.10%, 06/03/2026	3,749,000	3,662,824
4.30%, 07/22/2027	729,000	717,489
5.38%, 11/02/2043	317,000	331,220
4.65%, 11/04/2044	675,000	636,268
4.90%, 11/17/2045	3,642,000	3,552,421
4.75%, 12/07/2046	669,000	645,010
Wells Fargo Bank NA
2.60%, 01/15/2021	2,000,000	1,975,094
3.63%, 10/22/2021	26,055,000	26,208,027

Welltower, Inc.
4.50%, 01/15/2024	461,000	472,712
4.00%, 06/01/2025	400,000	394,942
4.25%, 04/15/2028	500,000	495,251
Westpac Banking Co.
4.88%, 11/19/2019	1,105,000	1,122,151
2.00%, 03/03/2021 (3)	1,349,000	1,334,013
2.75%, 01/11/2023	1,000,000	970,333
2.85%, 05/13/2026	1,200,000	1,115,849
4.32% (5 Year Mid Swap Rate USD + 2.24%), 11/23/2031 (2)	1,500,000	1,417,039
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	611,845
Willis North America, Inc.
7.00%, 09/29/2019	537,000	549,330
5.05%, 09/15/2048	7,500,000	7,214,632
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,387,096
XLIT Ltd.
5.25%, 12/15/2043	2,700,000	2,889,738

		1,969,817,279

Industrials—1.45%
ABB Finance USA, Inc.
2.88%, 05/08/2022	241,000	237,293
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	461,160
Airbus Group Finance BV
2.70%, 04/17/2023 (3)	376,000	366,027
Airbus SE
3.15%, 04/10/2027 (3)	736,000	708,143
3.95%, 04/10/2047 (3)	150,000	142,653
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	1,886,848
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	7,887,459
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	951,987
4.50%, 03/01/2023	183,000	185,324
3.25%, 09/08/2024	219,000	203,897
3.88%, 01/12/2028	221,000	201,430
Aviation Capital Group LLC
3.88%, 05/01/2023 (3)	780,000	764,142
3.50%, 11/01/2027 (3)	700,000	632,690
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (3)	243,000	245,815
3.80%, 10/07/2024 (3)	770,000	768,374
3.85%, 12/15/2025 (3)	500,000	495,948
BAE Systems Plc
5.80%, 10/11/2041 (3)	400,000	454,702
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	215,000	217,177
3.05%, 03/15/2022	440,000	439,447
3.00%, 03/15/2023	206,000	204,509
6.70%, 08/01/2028	62,000	76,481
7.29%, 06/01/2036	134,000	180,846
6.15%, 05/01/2037	320,000	390,212
5.75%, 05/01/2040	373,000	437,310
5.40%, 06/01/2041	542,000	614,080
4.38%, 09/01/2042	462,000	461,587
5.15%, 09/01/2043	389,000	436,115
4.15%, 04/01/2045	1,825,000	1,771,844
4.05%, 06/15/2048	1,000,000	965,163

Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,236,362
2.90%, 02/01/2025	644,000	616,914
7.13%, 10/15/2031	155,000	194,336
6.13%, 09/15/2115	678,000	789,854
Carlisle Co., Inc.
3.50%, 12/01/2024	3,025,000	2,896,288
Caterpillar Financial Services Co.
7.15%, 02/15/2019	62,000	62,286
2.75%, 08/20/2021	420,000	414,794
1.93%, 10/01/2021	445,000	430,871
2.85%, 06/01/2022	446,000	439,830
3.45%, 05/15/2023	650,000	653,617
3.75%, 11/24/2023	2,175,000	2,215,762
3.65%, 12/07/2023	5,038,000	5,098,523
3.25%, 12/01/2024	1,429,000	1,412,500
2.40%, 08/09/2026	700,000	644,086
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	214,497
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	6,020,351
CRH America Finance, Inc.
3.40%, 05/09/2027 (3)	200,000	183,709
CRH America, Inc.
3.88%, 05/18/2025 (3)	354,000	340,380
5.13%, 05/18/2045 (3)	230,000	220,491
CSX Corp.
4.25%, 06/01/2021	205,000	209,532
3.40%, 08/01/2024	300,000	299,590
5.50%, 04/15/2041	402,000	446,195
4.75%, 05/30/2042	175,000	174,555
4.65%, 03/01/2068	2,000,000	1,809,944
Eaton Co.
7.63%, 04/01/2024	206,000	238,129
4.00%, 11/02/2032	143,000	141,345
5.80%, 03/15/2037	500,000	547,950
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,300,000	1,314,638
Embraer Overseas Ltd.
5.70%, 09/16/2023 (3)	900,000	937,134
Federal Express Co. 1998 Pass Through Trust
6.85%, 07/15/2020	225,317	225,566
6.72%, 07/15/2023	135,124	139,959
FedEx Corp.
3.90%, 02/01/2035	414,000	375,204
4.95%, 10/17/2048	3,000,000	2,903,034
FLIR Systems, Inc.
3.13%, 06/15/2021	3,025,000	2,982,319
General Electric Capital Co.
6.00%, 08/07/2019	157,000	158,693
2.10%, 12/11/2019	152,000	149,348
5.50%, 01/08/2020	581,000	587,782
2.20%, 01/09/2020	161,000	158,639
5.55%, 05/04/2020	191,000	194,246
4.38%, 09/16/2020	5,743,000	5,733,806

5.30%, 02/11/2021	184,000	184,222
3.15%, 09/07/2022	7,800,000	7,371,242
3.45%, 05/15/2024	830,000	779,581
5.88%, 01/14/2038	289,000	276,584
General Electric Co.
4.65%, 10/17/2021	514,000	515,519
2.70%, 10/09/2022	175,000	162,379
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,785,998
4.85%, 04/27/2035	1,000,000	993,106
Holcim U.S. Finance Sarl & Cie SCS
6.00%, 12/30/2019 (3)	148,000	151,573
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	166,738
4.88%, 09/15/2041	87,000	94,875
3.90%, 09/01/2042	1,267,000	1,244,377
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	356,425
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	658,041
John Deere Capital Co.
1.70%, 01/15/2020	123,000	121,388
2.05%, 03/10/2020	300,000	296,569
2.45%, 09/11/2020	335,000	331,116
3.15%, 10/15/2021	257,000	257,365
2.80%, 01/27/2023	373,000	365,253
2.65%, 06/24/2024	1,000,000	959,115
2.80%, 09/08/2027	700,000	661,925
John Deere Capital Corp.
2.70%, 01/06/2023	619,000	603,651
Johnson Controls International Plc
4.25%, 03/01/2021	344,000	350,586
3.75%, 12/01/2021	475,000	478,655
3.63%, 07/02/2024 (1)	161,000	158,640
6.00%, 01/15/2036	107,000	119,647
5.25%, 12/01/2041	722,000	698,075
4.95%, 07/02/2064 (1)	1,300,000	1,210,097
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	8,034,776
Lockheed Martin Co.
2.50%, 11/23/2020	103,000	101,851
3.10%, 01/15/2023	346,000	342,920
4.07%, 12/15/2042	462,000	441,418
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,725,473
3.45%, 06/01/2027	811,000	749,507
3.50%, 12/15/2027	9,765,000	8,908,272
6.25%, 05/01/2037	107,000	119,247
Masco Corp.
6.50%, 08/15/2032	1,240,000	1,371,748
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,375,908
9.75%, 06/15/2020	17,000	18,336
8.20%, 01/15/2030	537,000	682,182
Mexico City Airport Trust
4.25%, 10/31/2026 (3)	771,000	687,154
5.50%, 07/31/2047 (3)	242,000	212,657

Norfolk Southern Co.
3.25%, 12/01/2021	570,000	571,476
2.90%, 02/15/2023	294,000	288,923
5.59%, 05/17/2025	6,000	6,648
7.80%, 05/15/2027	1,705,000	2,161,124
3.95%, 10/01/2042	332,000	304,814
4.80%, 08/15/2043	1,273,000	1,270,141
4.05%, 08/15/2052	1,100,000	983,906
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	796,540
3.25%, 01/15/2028	250,000	233,742
7.75%, 02/15/2031	206,000	271,410
3.85%, 04/15/2045	195,000	172,400
Nvent Finance Sarl
4.55%, 04/15/2028	3,625,000	3,553,719
Pactiv LLC
7.95%, 12/15/2025	34,000	33,150
Parker-Hannifin Co.
3.30%, 11/21/2024	149,000	147,108
4.45%, 11/21/2044	333,000	336,264
4.10%, 03/01/2047	583,000	558,953
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.50%, 06/15/2019 (3)	184,000	183,129
2.70%, 03/14/2023 (3)	220,000	209,883
4.13%, 08/01/2023 (3)	2,011,000	2,007,323
3.95%, 03/10/2025 (3)	7,000,000	6,860,276
Precision Castparts Co.
3.25%, 06/15/2025	880,000	864,770
4.20%, 06/15/2035	75,000	74,074
4.38%, 06/15/2045	415,000	420,135
Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	2,958,629
3.55%, 06/01/2022	496,000	498,044
2.90%, 07/01/2026	245,000	231,212
Rockwell Collins, Inc.
2.80%, 03/15/2022	8,800,000	8,553,077
3.20%, 03/15/2024	409,000	393,843
4.35%, 04/15/2047	259,000	238,595
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	206,607
Ryder System, Inc.
2.50%, 05/11/2020	1,020,000	1,007,844
2.88%, 09/01/2020	345,000	342,191
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022 (3)	553,000	542,915
3.13%, 03/16/2024 (3)	800,000	783,597
2.35%, 10/15/2026 (3)	700,000	638,096
4.40%, 05/27/2045 (3)	513,000	523,903
3.30%, 09/15/2046 (3)	980,000	829,900
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,660,117
3.65%, 03/15/2027	4,975,000	4,738,587
The Timken Co.
3.88%, 09/01/2024	1,000,000	997,113
TTX Co.
2.25%, 02/01/2019 (3)	3,375,000	3,371,293
3.60%, 01/15/2025 (3)	2,000,000	1,990,925
3.90%, 02/01/2045 (3)	4,000,000	3,682,510

Union Pacific Corp.
4.38%, 09/10/2038	747,000	739,286
4.50%, 09/10/2048	4,818,000	4,757,590
4.10%, 09/15/2067	200,000	170,254
United Technologies Corp.
3.10%, 06/01/2022	524,000	513,099
3.65%, 08/16/2023	5,529,000	5,506,987
3.95%, 08/16/2025	2,455,000	2,437,088
4.13%, 11/16/2028	13,753,000	13,656,265
4.45%, 11/16/2038	455,000	441,862
4.50%, 06/01/2042	693,000	653,761
4.15%, 05/15/2045	785,000	702,996
4.63%, 11/16/2048	3,013,000	2,913,703
Vulcan Materials Co.
4.70%, 03/01/2048	2,054,000	1,785,641
Wabtec Corp.
4.38%, 08/15/2023	322,000	321,658
4.15%, 03/15/2024	5,899,000	5,700,083
3.45%, 11/15/2026	5,000,000	4,496,459
4.70%, 09/15/2028	3,488,000	3,273,201
WRKCo, Inc.
3.75%, 03/15/2025 (3)	1,300,000	1,276,165
WRKCo., Inc.
3.00%, 09/15/2024 (3)	1,200,000	1,130,378
Xylem, Inc./NY
3.25%, 11/01/2026	1,192,000	1,133,315

		232,834,610

Technology—1.19%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	462,329
4.50%, 12/05/2036	1,020,000	964,063
Apple, Inc.
2.15%, 02/09/2022	1,200,000	1,169,945
2.40%, 05/03/2023	322,000	311,333
3.00%, 02/09/2024	7,719,000	7,622,494
3.45%, 05/06/2024	795,000	798,710
2.85%, 05/11/2024	1,333,000	1,299,899
2.75%, 01/13/2025	1,000,000	964,674
3.20%, 05/13/2025	1,010,000	994,734
2.45%, 08/04/2026	1,111,000	1,027,369
3.35%, 02/09/2027	2,020,000	1,976,196
3.20%, 05/11/2027	743,000	717,460
3.00%, 06/20/2027	1,462,000	1,393,997
2.90%, 09/12/2027	1,643,000	1,547,837
4.50%, 02/23/2036	7,278,000	7,717,306
3.45%, 02/09/2045	500,000	443,382
4.65%, 02/23/2046	1,915,000	2,036,362
3.85%, 08/04/2046	776,000	731,713
3.75%, 09/12/2047	2,300,000	2,115,725
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	3,000,000	2,884,986
3.63%, 01/15/2024	1,988,000	1,880,720
3.13%, 01/15/2025	7,000,000	6,321,986
3.88%, 01/15/2027	1,200,000	1,077,234
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (3)	7,485,000	7,462,905
5.45%, 06/15/2023 (3)	11,850,000	12,058,351

Dell, Inc.
7.10%, 04/15/2028	196,000	201,880
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (3)	2,361,000	2,372,749
DXC Technology Co.
2.88%, 03/27/2020	5,285,000	5,238,643
4.25%, 04/15/2024	9,435,000	9,283,163
4.75%, 04/15/2027	1,500,000	1,506,058
7.45%, 10/15/2029	250,000	296,539
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	2,231,000	2,240,742
3.50%, 04/15/2023	1,281,000	1,266,190
3.88%, 06/05/2024	582,000	581,312
3.00%, 08/15/2026	1,300,000	1,196,582
Fiserv, Inc.
4.75%, 06/15/2021	5,231,000	5,387,717
3.85%, 06/01/2025	5,000,000	4,957,651
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500,000	7,648,170
IBM Credit LLC
2.65%, 02/05/2021	1,200,000	1,186,463
3.00%, 02/06/2023	1,700,000	1,667,327
Intel Corp.
3.70%, 07/29/2025	456,000	460,184
4.00%, 12/15/2032	1,195,000	1,231,346
3.73%, 12/08/2047	1,035,000	957,951
International Business Machines Co.
2.25%, 02/19/2021	1,670,000	1,636,297
6.50%, 01/15/2028	120,000	140,722
Microsoft Corp.
2.38%, 05/01/2023	744,000	728,026
2.88%, 02/06/2024	2,068,000	2,048,360
2.40%, 08/08/2026	600,000	561,483
3.30%, 02/06/2027	892,000	884,015
3.50%, 02/12/2035	318,000	303,827
4.20%, 11/03/2035	231,000	239,720
4.10%, 02/06/2037	1,468,000	1,509,246
4.50%, 10/01/2040	125,000	134,416
3.75%, 02/12/2045	7,945,000	7,697,422
4.45%, 11/03/2045	1,385,000	1,471,039
4.00%, 02/12/2055	1,513,000	1,488,306
4.75%, 11/03/2055	408,000	457,944
3.95%, 08/08/2056	264,000	258,018
4.50%, 02/06/2057	1,286,000	1,372,450
NXP BV / NXP Funding LLC
4.63%, 06/01/2023 (3)	13,637,000	13,364,260
Oracle Corp.
5.00%, 07/08/2019	547,000	552,834
2.80%, 07/08/2021	766,000	762,255
2.40%, 09/15/2023	757,000	726,394
3.40%, 07/08/2024	2,000,000	1,995,875
2.95%, 11/15/2024	1,500,000	1,460,712
2.95%, 05/15/2025	2,000,000	1,914,750
4.30%, 07/08/2034	5,981,000	6,009,519
3.90%, 05/15/2035	2,000,000	1,916,464
3.80%, 11/15/2037	7,565,000	7,082,740

6.13%, 07/08/2039	265,000	318,435
4.13%, 05/15/2045	3,668,000	3,489,149
4.00%, 07/15/2046	2,218,000	2,072,549
4.00%, 11/15/2047	1,821,000	1,697,052
4.38%, 05/15/2055	400,000	392,740
Qualcomm, Inc.
2.60%, 01/30/2023	139,000	133,755
2.90%, 05/20/2024	1,200,000	1,142,552
3.25%, 05/20/2027	1,003,000	937,320
4.30%, 05/20/2047	7,000,000	6,225,620
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,402,465
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	430,502
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,212,189
Xerox Co.
2.75%, 09/01/2020	1,268,000	1,217,225

		192,051,024

Utilities—2.86%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	3,353,686
AEP Transmission Co. LLC
4.00%, 12/01/2046	2,020,000	1,931,510
3.75%, 12/01/2047	2,600,000	2,387,969
4.25%, 09/15/2048	4,790,000	4,833,562
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	1,931,264
6.13%, 05/15/2038	219,000	268,431
4.10%, 01/15/2042	233,000	221,953
4.15%, 08/15/2044	205,000	200,836
3.75%, 03/01/2045	182,000	168,099
American Electric Power Co., Inc.
4.30%, 12/01/2028	5,515,000	5,607,347
American Water Capital Co.
3.85%, 03/01/2024	500,000	510,803
3.40%, 03/01/2025	592,000	585,137
6.59%, 10/15/2037	386,000	491,116
4.00%, 12/01/2046	2,350,000	2,216,610
Appalachian Power Co.
6.70%, 08/15/2037	430,000	526,172
Arizona Public Service Co.
8.75%, 03/01/2019	91,000	91,816
2.20%, 01/15/2020	167,000	166,180
3.35%, 06/15/2024	676,000	674,929
5.05%, 09/01/2041	349,000	378,083
3.75%, 05/15/2046	2,290,000	2,089,802
Atmos Energy Co.
8.50%, 03/15/2019	71,000	71,777
4.15%, 01/15/2043	830,000	796,159
4.13%, 10/15/2044	1,860,000	1,796,724
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028 (3)	10,275,000	10,247,301
Avangrid, Inc.
3.15%, 12/01/2024	610,000	588,707
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	498,873
3.50%, 08/15/2046	375,000	331,177

Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	409,000	406,283
2.38%, 01/15/2021	5,888,000	5,807,312
3.50%, 02/01/2025	625,000	619,992
6.13%, 04/01/2036	366,000	437,014
Black Hills Corp.
4.35%, 05/01/2033	6,146,000	6,164,653
Boston Gas Co.
4.49%, 02/15/2042 (3)	253,000	255,600
Brooklyn Union Gas Co.
4.50%, 03/10/2046 (3)	2,000,000	2,050,823
4.27%, 03/15/2048 (3)	1,100,000	1,086,851
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	717,000	697,685
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	161,171
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (3)	1,910,000	1,831,624
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (3)	1,333,000	1,270,647
CMS Energy Co.
3.88%, 03/01/2024	550,000	551,705
3.00%, 05/15/2026	110,000	103,486
2.95%, 02/15/2027	348,000	323,086
3.45%, 08/15/2027	350,000	336,968
Consumers Energy Co.
4.35%, 08/31/2064	191,000	190,414
Comision Federal de Electricidad
4.88%, 05/26/2021 (3)	551,000	554,449
4.88%, 01/15/2024 (3)	1,572,000	1,532,716
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	330,003
3.75%, 08/15/2047	1,000,000	918,107
4.00%, 03/01/2048	4,615,000	4,457,890
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	589,686
4.00%, 04/01/2048	472,000	466,638
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	371,822
3.85%, 06/15/2046	2,940,000	2,695,637
4.65%, 12/01/2048	5,900,000	6,135,258
4.30%, 12/01/2056	3,050,000	2,842,398
4.50%, 05/15/2058	538,000	521,157
Consumers Energy Co.
5.65%, 04/15/2020	144,000	149,115
2.85%, 05/15/2022	155,000	153,301
3.25%, 08/15/2046	190,000	161,060
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	167,067
4.15%, 05/15/2045	1,600,000	1,563,454
Dominion Energy, Inc.
2.96%, 07/01/2019 (1)	6,539,000	6,515,818
2.75%, 09/15/2022	529,000	509,270
2.85%, 08/15/2026	304,000	280,278
5.25%, 08/01/2033	1,161,000	1,244,473
5.95%, 06/15/2035	3,988,000	4,446,419
7.00%, 06/15/2038	124,000	154,253
4.90%, 08/01/2041	212,000	210,470

Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,528,000	1,516,648
2.80%, 11/15/2020	264,000	260,048
4.60%, 12/15/2044	1,300,000	1,283,333
DTE Electric Co.
3.70%, 03/15/2045	463,000	430,217
4.05%, 05/15/2048	4,835,000	4,798,218
DTE Energy Co.
2.40%, 12/01/2019	278,000	275,151
2.65%, 06/15/2022	194,000	189,326
3.85%, 12/01/2023	292,000	292,775
3.50%, 06/01/2024	692,000	685,419
Duke Energy Carolinas LLC
3.05%, 03/15/2023	1,000,000	991,194
3.95%, 11/15/2028	2,879,000	2,950,854
6.00%, 12/01/2028	235,000	275,567
6.00%, 01/15/2038	161,000	195,490
4.25%, 12/15/2041	141,000	141,542
Duke Energy Corp.
3.55%, 09/15/2021	306,000	306,819
3.75%, 09/01/2046	9,300,000	8,051,919
3.95%, 08/15/2047	6,740,000	6,091,991
Duke Energy Florida LLC
2.10%, 12/15/2019	1,882,000	1,866,791
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	553,849
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	403,181
6.35%, 08/15/2038	320,000	404,086
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	206,137
3.00%, 09/15/2021	372,000	372,517
2.80%, 05/15/2022	335,000	330,464
3.25%, 08/15/2025	158,000	153,819
4.10%, 05/15/2042	217,000	210,779
4.10%, 03/15/2043	181,000	175,615
4.38%, 03/30/2044	132,000	134,603
4.15%, 12/01/2044	129,000	125,408
4.20%, 08/15/2045	325,000	320,102
3.70%, 10/15/2046	506,000	457,726
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (3)	1,675,000	1,577,977
Edison International
2.95%, 03/15/2023	900,000	850,116
4.13%, 03/15/2028	530,000	501,920
EDP Finance BV
3.63%, 07/15/2024 (3)	700,000	654,557
Electricite de France SA
2.15%, 01/22/2019 (3)	3,558,000	3,555,893
4.75%, 10/13/2035 (3)	5,000,000	4,714,880
6.00%, 01/22/2114 (3)	1,035,000	1,009,787
Emera U.S. Finance LP
3.55%, 06/15/2026	3,895,000	3,695,436
4.75%, 06/15/2046	3,688,000	3,550,705

Enel Finance International NV
4.63%, 09/14/2025 (3)	530,000	508,749
3.63%, 05/25/2027 (3)	12,505,000	11,037,311
3.50%, 04/06/2028 (3)	900,000	772,015
4.88%, 06/14/2029 (3)	4,435,000	4,233,365
6.00%, 10/07/2039 (3)	307,000	304,655
4.75%, 05/25/2047 (3)	5,575,000	4,739,533
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	302,364
Entergy Corp.
2.95%, 09/01/2026	310,000	286,150
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	598,062
3.12%, 09/01/2027	370,000	353,313
3.05%, 06/01/2031	440,000	400,842
4.00%, 03/15/2033	2,610,000	2,642,353
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	464,920
Evergy, Inc.
4.85%, 06/01/2021	156,000	160,045
Eversource Energy
2.75%, 03/15/2022	8,563,000	8,377,235
Exelon Corp.
3.50%, 06/01/2022	10,180,000	9,947,375
4.95%, 06/15/2035	1,500,000	1,511,436
5.10%, 06/15/2045	3,635,000	3,789,090
Exelon Generation Co. LLC
5.20%, 10/01/2019	4,525,000	4,583,339
3.40%, 03/15/2022	1,180,000	1,161,353
4.25%, 06/15/2022	313,000	317,289
6.25%, 10/01/2039	300,000	313,180
5.75%, 10/01/2041	192,000	192,036
FirstEnergy Corp.
4.25%, 03/15/2023	5,801,000	5,893,490
3.90%, 07/15/2027	3,706,000	3,591,401
4.85%, 07/15/2047	3,088,000	3,093,994
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (3)	3,452,000	3,489,492
5.45%, 07/15/2044 (3)	5,397,000	5,870,347
Florida Power & Light Co.
5.40%, 09/01/2035	700,000	792,851
5.95%, 02/01/2038	103,000	126,735
Fortis, Inc.
3.06%, 10/04/2026	7,778,000	7,104,225
Hydro-Quebec
9.40%, 02/01/2021	186,000	210,310
8.40%, 01/15/2022	826,000	951,022
8.05%, 07/07/2024	638,000	792,426
Indiana Michigan Power Co.
3.20%, 03/15/2023	991,000	980,829
Israel Electric Corp. Ltd.
9.38%, 01/28/2020 (3)	4,648,000	4,922,232
ITC Holdings Corp.
2.70%, 11/15/2022	5,240,000	5,064,587
Jersey Central Power & Light Co.
7.35%, 02/01/2019	3,758,000	3,769,468
4.30%, 01/15/2026 (3)	740,000	745,656
6.15%, 06/01/2037	400,000	466,825

John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	441,259	468,918
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	370,937
5.30%, 10/01/2041	1,032,000	1,169,856
4.20%, 03/15/2048	500,000	485,644
KeySpan Gas East Corp.
2.74%, 08/15/2026 (3)	538,000	501,178
Korea Gas Co.
4.25%, 11/02/2020 (3)	279,000	283,414
1.88%, 07/18/2021 (3)	588,000	567,390
Korea Southern Power Co. Ltd.
3.00%, 01/29/2021 (3)	2,868,000	2,848,247
Massachusetts Electric Co.
4.00%, 08/15/2046 (3)	624,000	588,000
Mega Advance Investments Ltd.
5.00%, 05/12/2021 (3)	591,000	604,463
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	322,284
3.10%, 05/01/2027	696,000	677,796
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (3)	9,900,000	9,835,410
Nevada Power Co.
7.13%, 03/15/2019	188,000	189,567
5.38%, 09/15/2040	261,000	291,390
5.45%, 05/15/2041	386,000	445,011
New England Power Co.
3.80%, 12/05/2047 (3)	6,995,000	6,453,895
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (3)	804,000	780,014
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	487,000	483,881
3.34%, 09/01/2020	18,012,000	18,044,578
3.55%, 05/01/2027	403,000	384,775
Niagara Mohawk Power Co.
4.88%, 08/15/2019 (3)	168,000	169,490
3.51%, 10/01/2024 (3)	258,000	259,318
NiSource, Inc.
3.85%, 02/15/2023	283,000	283,856
6.25%, 12/15/2040	550,000	649,535
5.80%, 02/01/2042	774,000	858,560
3.95%, 03/30/2048	4,480,000	3,989,514
Northern States Power Co./MN
6.25%, 06/01/2036	458,000	579,568
4.13%, 05/15/2044	1,480,000	1,496,001
3.60%, 09/15/2047	2,395,000	2,201,780
Ohio Power Co.
4.15%, 04/01/2048	1,190,000	1,176,024
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029 (3)	124,000	144,812
Pacific Gas & Electric Co.
3.25%, 09/15/2021	146,000	134,468
2.45%, 08/15/2022	581,000	514,884
3.25%, 06/15/2023	206,000	182,228
4.25%, 08/01/2023 (3)	1,129,000	1,046,037
3.40%, 08/15/2024	14,420,000	12,504,489
3.50%, 06/15/2025	547,000	469,009

2.95%, 03/01/2026	194,000	159,582
3.30%, 12/01/2027	214,000	174,736
6.05%, 03/01/2034	146,000	135,432
4.50%, 12/15/2041	749,000	589,981
4.45%, 04/15/2042	194,000	155,173
4.00%, 12/01/2046	1,348,000	1,017,985
PacifiCorp.
5.50%, 01/15/2019	26,000	26,021
PECO Energy Co.
2.38%, 09/15/2022	578,000	560,208
4.15%, 10/01/2044	353,000	356,002
3.70%, 09/15/2047	2,120,000	1,945,630
3.90%, 03/01/2048	5,235,000	5,009,459
Pennsylvania Electric Co.
3.25%, 03/15/2028 (3)	2,386,000	2,234,498
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	269,309
Pinnacle West Capital Corp.
2.25%, 11/30/2020	3,954,000	3,875,148
PNM Resources, Inc.
3.25%, 03/09/2021	165,000	163,666
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	171,629
PPL Capital Funding, Inc.
4.00%, 09/15/2047	200,000	178,493
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	172,841
4.13%, 06/15/2044	208,000	206,043
Progress Energy, Inc.
7.05%, 03/15/2019	5,266,000	5,305,781
4.40%, 01/15/2021	390,000	397,431
3.15%, 04/01/2022	389,000	383,106
7.75%, 03/01/2031	6,236,000	8,302,119
PSEG Power LLC
5.13%, 04/15/2020	430,000	441,307
3.00%, 06/15/2021	2,310,000	2,271,816
4.15%, 09/15/2021	332,000	335,627
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	311,858
4.10%, 06/15/2048	2,515,000	2,477,053
Public Service Co. of Oklahoma
5.15%, 12/01/2019	143,000	145,633
4.40%, 02/01/2021	203,000	206,492
6.63%, 11/15/2037	649,000	827,055
Public Service Electric & Gas Co.
1.80%, 06/01/2019	85,000	84,508
3.15%, 08/15/2024	1,000,000	984,016
5.38%, 11/01/2039	117,000	133,392
3.60%, 12/01/2047	1,605,000	1,465,878
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,173,589
RGS I&M Funding Co.
9.82%, 12/07/2022	85,737	97,248
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	241,045
5.35%, 05/15/2040	3,430,000	3,794,623
3.95%, 11/15/2041	310,000	287,244

Sempra Energy
9.80%, 02/15/2019	5,218,000	5,252,792
4.05%, 12/01/2023	10,325,000	10,400,378
3.40%, 02/01/2028	2,086,000	1,907,116
6.00%, 10/15/2039	4,486,000	4,992,780
South Carolina Electric & Gas Co.
6.63%, 02/01/2032	500,000	604,564
Southern California Edison Co.
1.85%, 02/01/2022	168,000	163,395
3.50%, 10/01/2023	328,000	326,981
3.65%, 03/01/2028	1,200,000	1,167,316
6.05%, 03/15/2039	253,000	288,524
3.90%, 12/01/2041	392,000	349,610
4.13%, 03/01/2048	5,480,000	5,195,743
Southern Co.
2.15%, 09/01/2019	555,000	551,600
3.25%, 07/01/2026	218,000	204,317
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	529,551
2.45%, 10/01/2023	230,000	219,217
3.25%, 06/15/2026	225,000	210,505
5.88%, 03/15/2041	1,210,000	1,369,019
4.40%, 06/01/2043	160,000	152,011
3.95%, 10/01/2046	282,000	247,203
Southern Power Co.
5.15%, 09/15/2041	746,000	742,375
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	462,388
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	355,288
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/2019 (3)	4,240,000	4,235,659
Talent Yield Investments Ltd.
4.50%, 04/25/2022 (3)	715,000	722,056
Tampa Electric Co.
4.45%, 06/15/2049	2,500,000	2,440,730
The Toledo Edison Co.
6.15%, 05/15/2037	680,000	812,516
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	346,610
Union Electric Co.
2.95%, 06/15/2027	715,000	683,194
3.65%, 04/15/2045	1,370,000	1,267,151
Virginia Electric & Power Co.
2.75%, 03/15/2023	159,000	155,068
3.45%, 02/15/2024	191,000	190,845
3.50%, 03/15/2027	4,955,000	4,882,484
3.80%, 04/01/2028	1,370,000	1,376,583
4.65%, 08/15/2043	3,500,000	3,638,929
4.45%, 02/15/2044	126,000	126,870
4.60%, 12/01/2048	5,633,000	5,883,740
WEC Energy Group, Inc.
3.55%, 06/15/2025	865,000	856,483
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,090,905
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	278,777

Xcel Energy, Inc.
2.40%, 03/15/2021	7,410,000	7,296,444
3.35%, 12/01/2026	5,105,000	4,955,521
6.50%, 07/01/2036	131,000	164,965

		461,279,916

		$4,773,846,710

Total Corporate Bonds (Cost $4,892,447,417)
Government Related—20.60%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (3)	$10,270,000	$9,808,261
African Development Bank
8.80%, 09/01/2019	2,720,000	2,824,662
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	623,274
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	1,943,176
Atlanta Independent School System
5.56%, 03/01/2026	535,000	613,463
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,245,617
Caisse d’Amortissement de la Dette Sociale
2.00%, 03/22/2021 (3)	2,940,000	2,894,309
California Educational Facilities Authority
5.00%, 06/01/2046	1,750,000	2,268,892
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	954,311
California School Finance Authority
5.04%, 07/01/2020	270,000	277,816
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,904,778
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,081,459
Clark County School District
5.51%, 06/15/2024	3,000,000	3,239,760
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,015,000
4.00%, 02/26/2024	737,000	729,630
4.50%, 01/28/2026	1,192,000	1,192,000
4.50%, 03/15/2029	7,163,000	7,080,625
7.38%, 09/18/2037	2,150,000	2,600,425
5.63%, 02/26/2044	200,000	206,200
5.00%, 06/15/2045	2,297,000	2,186,744
Corp. Andina de Fomento
2.00%, 05/10/2019	1,470,000	1,464,689
2.13%, 09/27/2021	6,840,000	6,639,383
4.38%, 06/15/2022	2,735,000	2,830,588
2.75%, 01/06/2023	1,125,000	1,098,180
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	118,812
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	967,662
Eaton Community City School District
5.39%, 08/25/2027	275,000	279,202
Export-Import Bank of India
3.88%, 02/01/2028 (3)	3,480,000	3,270,591
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,784,171

Federal Farm Credit Banks
3.22%, 03/26/2031	2,205,000	2,210,259
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,151,172
5.50%, 07/15/2036	1,135,000	1,460,895
Federal Home Loan Mortgage Co.
2.38%, 01/13/2022	9,656,000	9,619,268
6.25%, 07/15/2032	3,649,000	4,868,901
Federal National Mortgage Association
0.00%, 10/09/2019	730,000	714,335
2.38%, 01/19/2023	8,440,000	8,376,354
2.63%, 09/06/2024	5,221,000	5,202,408
1.88%, 09/24/2026	845,000	786,668
6.25%, 05/15/2029 (10)	1,285,000	1,648,881
7.13%, 01/15/2030 (10)	1,500,000	2,065,821
6.63%, 11/15/2030 (10)	2,300,000	3,083,750
Financing Co.
0.00%, 03/07/2019 PO	205,000	203,996
Finnvera OYJ
2.38%, 06/04/2025 (3)	600,000	577,002
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,365,179
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,680,799
Hungary Government International Bond
6.38%, 03/29/2021	1,600,000	1,688,544
Indonesia Government International Bond
5.88%, 01/15/2024 (3)	1,300,000	1,385,933
4.45%, 02/11/2024	1,130,000	1,135,862
4.13%, 01/15/2025 (3)	1,325,000	1,303,713
5.35%, 02/11/2049	2,000,000	2,060,238
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	705,000	715,110
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	336,756
0.00%, 09/15/2023	1,837,000	1,611,514
5.50%, 09/18/2023	4,835,000	5,435,578
0.00%, 11/01/2023 IO	413,000	361,050
0.00%, 08/15/2024	1,500,000	1,278,633
0.00%, 11/01/2024	1,000,000	847,184
0.00%, 11/01/2024 PO	17,739,000	15,035,640
0.00%, 11/15/2024	2,299,000	1,946,058
0.00%, 08/15/2025	2,500,000	2,056,196
0.00%, 11/15/2026	258,000	204,047
5.50%, 09/18/2033	619,000	786,389
Japan Bank for International Cooperation
2.25%, 02/24/2020	2,200,000	2,188,839
2.13%, 06/01/2020	1,400,000	1,386,763
2.13%, 07/21/2020	3,800,000	3,762,875
2.13%, 11/16/2020	4,000,000	3,948,738
1.50%, 07/21/2021	2,200,000	2,129,435
3.38%, 10/31/2023	1,400,000	1,426,381
Japan Finance Organization for Municipalities
2.00%, 09/08/2020 (3)	2,400,000	2,360,639
2.13%, 04/13/2021 (3)	1,600,000	1,570,263
2.63%, 04/20/2022 (3)	6,000,000	5,924,745
3.25%, 04/24/2023 (3)	1,000,000	1,008,732
2.13%, 10/25/2023 (3)	3,400,000	3,257,035

Los Angeles Department of Power
6.60%, 07/01/2050	2,400,000	3,387,216
Mexico Government International Bond
4.00%, 10/02/2023	1,576,000	1,568,609
3.60%, 01/30/2025	868,000	828,072
4.13%, 01/21/2026	1,014,000	991,185
3.75%, 01/11/2028	3,517,000	3,291,947
4.75%, 03/08/2044	3,680,000	3,345,120
5.55%, 01/21/2045	1,494,000	1,509,687
4.35%, 01/15/2047	42,000	35,994
4.60%, 02/10/2048	3,664,000	3,251,800
5.75%, 10/12/2110	588,000	552,720
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	94,738
3.75%, 07/01/2034	140,000	140,445
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,010,000	5,440,058
6.56%, 12/15/2040	1,780,000	2,178,952
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,018,831
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	314,933
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,374,980
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,539,227
2.40%, 10/26/2022	2,595,000	2,536,963
North Carolina Housing Finance Agency
3.00%, 01/01/2033	2,935,000	2,901,013
North Carolina State Education Assistance Authority
3.29% (3 Month LIBOR USD + 0.80%), 07/25/2036 (2)	8,600,000	8,678,088
Panama Government International Bond
4.00%, 09/22/2024	2,810,000	2,833,913
3.75%, 03/16/2025	650,000	643,832
4.50%, 04/16/2050	1,610,000	1,541,575
Peruvian Government International Bond
8.75%, 11/21/2033	4,872,000	7,174,020
5.63%, 11/18/2050	190,000	223,060
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,534,529
5.65%, 11/01/2040	435,000	529,778
4.46%, 10/01/2062	2,065,000	2,100,951
Province of Alberta Canada
2.20%, 07/26/2022	1,170,000	1,143,740
3.30%, 03/15/2028	4,955,000	5,007,993
Province of Manitoba Canada
2.13%, 05/04/2022	2,520,000	2,460,995
2.13%, 06/22/2026	400,000	374,230
Province of Ontario Canada
2.25%, 05/18/2022	1,590,000	1,557,348
3.40%, 10/17/2023	3,220,000	3,284,998
Province of Quebec Canada
2.75%, 04/12/2027	2,160,000	2,101,601
Qatar Government International Bond
3.88%, 04/23/2023 (3)	23,189,000	23,451,731
4.50%, 04/23/2028 (3)	5,650,000	5,897,188
5.10%, 04/23/2048 (3)	5,840,000	6,133,460

Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	407,938
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	1,377,000	1,347,612
0.00%, 07/15/2020 PO	25,916,000	24,888,532
0.00%, 10/15/2020 PO	5,841,000	5,573,022
0.00%, 01/15/2021 PO	5,455,000	5,170,155
Resolution Funding Corp. Interest Strip
0.00%, 01/15/2026	1,460,000	1,187,201
0.00%, 10/15/2027	1,295,000	993,530
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,081,400
Romanian Government International Bond
6.75%, 02/07/2022	250,000	268,628
Saudi Government International Bond
2.38%, 10/26/2021 (3)	5,950,000	5,727,196
2.88%, 03/04/2023 (3)	5,560,000	5,344,528
4.00%, 04/17/2025 (3)	3,200,000	3,171,757
State of California
7.50%, 04/01/2034	5,540,000	7,549,524
7.30%, 10/01/2039	275,000	377,498
State of Illinois
5.00%, 10/01/2022	685,000	721,963
5.00%, 11/01/2022	10,340,000	10,905,805
5.10%, 06/01/2033	10,340,000	9,858,466
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,683,302
Tennessee Valley Authority
2.88%, 02/01/2027	600,000	594,104
7.13%, 05/01/2030	1,615,000	2,225,769
5.88%, 04/01/2036	1,831,000	2,386,282
5.50%, 06/15/2038	57,000	73,015
4.63%, 09/15/2060	1,308,000	1,589,175
4.25%, 09/15/2065	1,720,000	1,960,686
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,226,229
0.00%, 07/15/2028 IO	2,000,000	1,456,336
0.00%, 03/15/2032	1,514,000	953,706
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025 PO	1,847,000	1,503,994
0.00%, 06/15/2035 PO	258,000	142,014
The Ohio State University
4.05%, 12/01/2056	406,000	403,138
4.80%, 06/01/2111	1,102,000	1,207,164
Three Rivers Local School District
5.21%, 09/15/2027	285,000	295,839
Tokyo Metropolitan Government
2.00%, 05/17/2021 (3)	2,400,000	2,343,559
2.50%, 06/08/2022 (3)	5,000,000	4,906,070
3.25%, 06/01/2023 (3)	1,200,000	1,208,589
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	3,985,252
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2019 (11)	971,307	957,471
1.38%, 01/15/2020 (11)	347,321	345,095
0.13%, 01/15/2022 (11)	2,482,663	2,409,928

0.63%, 04/15/2023 (11)	31,494,614	30,973,001
1.75%, 01/15/2028 (11)	724,266	769,176
3.63%, 04/15/2028 (11)	1,630,762	2,001,358
2.50%, 01/15/2029 (11)	486,452	553,697
U.S. Treasury Note/Bond
1.13%, 01/31/2019	1,930,000	1,928,154
1.50%, 01/31/2019	1,050,000	1,049,302
0.75%, 02/15/2019	5,000,000	4,990,302
3.13%, 05/15/2019	10,774,000	10,797,989
1.50%, 05/31/2019	1,360,000	1,354,475
1.00%, 11/30/2019	2,392,000	2,356,774
8.50%, 02/15/2020	4,750,000	5,056,258
3.50%, 05/15/2020	1,300,000	1,316,126
1.50%, 05/31/2020	2,375,000	2,339,967
2.50%, 05/31/2020	806,000	805,224
1.63%, 06/30/2020	1,500,000	1,479,606
2.63%, 08/15/2020	3,709,000	3,713,810
8.75%, 08/15/2020	6,304,000	6,915,690
1.38%, 08/31/2020	10,010,000	9,819,958
2.13%, 08/31/2020	2,032,000	2,018,264
2.75%, 09/30/2020	1,881,000	1,887,788
1.38%, 10/31/2020	1,050,000	1,028,502
2.88%, 10/31/2020	16,251,000	16,349,893
2.63%, 11/15/2020	4,596,000	4,603,629
1.63%, 11/30/2020	20,000,000	19,666,594
2.00%, 11/30/2020	1,000,000	990,555
2.75%, 11/30/2020	38,696,000	38,864,047
1.38%, 01/31/2021	15,955,000	15,585,966
3.63%, 02/15/2021	1,961,000	2,005,953
1.13%, 02/28/2021	8,000,000	7,767,531
2.25%, 04/30/2021	1,800,000	1,791,251
2.63%, 05/15/2021	5,277,800	5,293,820
3.13%, 05/15/2021	4,592,000	4,659,386
8.13%, 05/15/2021	1,718,000	1,937,271
2.13%, 08/15/2021	2,805,000	2,779,126
2.00%, 10/31/2021	15,000,000	14,806,072
2.00%, 11/15/2021	14,000,000	13,818,044
2.88%, 11/15/2021	26,781,000	27,077,322
8.00%, 11/15/2021	4,414,000	5,081,119
1.75%, 11/30/2021	10,000	9,798
2.63%, 12/15/2021	2,989,000	3,002,286
1.50%, 01/31/2022	1,250,000	1,214,267
1.75%, 02/28/2022	30,000,000	29,345,303
1.75%, 03/31/2022	63,550,000	62,123,798
1.88%, 03/31/2022	67,050,000	65,791,446
1.88%, 04/30/2022	2,000,000	1,961,690
2.13%, 06/30/2022	2,000,000	1,976,248
2.00%, 07/31/2022	8,500,000	8,359,939
1.63%, 08/31/2022	23,919,000	23,201,770
1.75%, 09/30/2022	12,000,000	11,683,389
2.00%, 10/31/2022	664,000	652,245
2.13%, 12/31/2022	55,602,000	54,820,236
1.75%, 01/31/2023	12,000,000	11,653,110
2.00%, 02/15/2023	500,000	490,271
2.63%, 02/28/2023	31,103,000	31,261,905
2.50%, 03/31/2023	22,082,000	22,085,071
2.75%, 04/30/2023	11,014,000	11,127,295

1.75%, 05/15/2023	17,221,000	16,687,021
2.75%, 05/31/2023	24,889,000	25,160,335
2.63%, 06/30/2023	22,753,000	22,871,066
2.75%, 07/31/2023	22,957,000	23,201,432
2.50%, 08/15/2023	9,000,000	8,996,992
1.38%, 08/31/2023	12,000,000	11,406,714
2.75%, 08/31/2023	20,436,000	20,664,547
2.88%, 09/30/2023	34,920,000	35,486,116
1.63%, 10/31/2023	25,000,000	23,993,916
2.88%, 10/31/2023	26,040,000	26,472,029
2.88%, 11/30/2023	84,027,000	85,485,771
2.63%, 12/31/2023	21,048,000	21,156,692
2.75%, 02/15/2024	1,000,000	1,010,652
2.13%, 02/29/2024	10,842,000	10,633,568
2.50%, 05/15/2024	75,188,000	75,049,097
2.00%, 06/30/2024	543,000	528,030
2.38%, 08/15/2024	20,000,000	19,817,060
2.25%, 11/15/2024	20,529,000	20,176,999
2.00%, 02/15/2025	15,000,000	14,511,798
2.88%, 04/30/2025	840,000	854,760
2.13%, 05/15/2025	37,000,000	36,014,413
2.88%, 05/31/2025	5,392,000	5,486,290
2.00%, 08/15/2025	150,100	144,756
3.00%, 10/31/2025	5,634,000	5,782,356
2.25%, 11/15/2025	175,186,000	171,396,543
2.88%, 11/30/2025	22,221,000	22,629,804
1.63%, 02/15/2026	45,900	42,990
2.00%, 11/15/2026	42,125,000	40,240,125
2.25%, 11/15/2027	36,400,000	35,188,465
2.88%, 05/15/2028	14,572,600	14,806,958
5.50%, 08/15/2028	1,312,000	1,621,874
3.13%, 11/15/2028	51,248,000	53,193,092
5.25%, 11/15/2028	67,000	81,655
5.38%, 02/15/2031	78,200	99,398
4.50%, 02/15/2036	5,214,000	6,432,155
4.75%, 02/15/2037	37,619,000	47,992,887
5.00%, 05/15/2037	8,604,000	11,304,312
4.38%, 02/15/2038	3,278,000	4,020,103
3.50%, 02/15/2039	101,649,100	111,334,285
4.25%, 05/15/2039	6,800,000	8,214,335
4.50%, 08/15/2039	4,706,000	5,872,475
4.38%, 11/15/2039	7,900,000	9,699,088
4.63%, 02/15/2040	3,000,000	3,807,407
4.38%, 05/15/2040	7,600,000	9,343,148
3.88%, 08/15/2040	4,380,000	5,037,249
4.25%, 11/15/2040	4,500,000	5,446,184
4.75%, 02/15/2041	3,500,000	4,529,582
4.38%, 05/15/2041	1,500,000	1,849,020
2.75%, 08/15/2042	293,000	280,976
2.75%, 11/15/2042	1,200,000	1,149,409
3.13%, 02/15/2043	18,100,000	18,495,118
2.88%, 05/15/2043	157,825,000	154,346,622
3.63%, 08/15/2043	20,800,000	23,063,469
3.75%, 11/15/2043	48,150,000	54,474,762
3.63%, 02/15/2044	40,750,000	45,218,530
2.50%, 02/15/2045	48,850,000	44,353,424
2.88%, 08/15/2045	7,800,000	7,610,948

3.00%, 11/15/2045	11,563,000	11,559,938
2.50%, 05/15/2046	8,067,000	7,288,685
2.25%, 08/15/2046	15,000,000	12,844,075
3.00%, 05/15/2047	13,861,000	13,825,942
2.75%, 08/15/2047	16,887,000	16,021,929
2.75%, 11/15/2047	16,648,000	15,780,697
3.00%, 02/15/2048	31,978,000	31,862,478
3.13%, 05/15/2048	36,887,400	37,652,493
3.00%, 08/15/2048	20,364,000	20,302,782
U.S. Treasury Strip Coupon
0.00%, 05/15/2019	16,918,000	16,767,206
0.00%, 08/15/2019	10,357,000	10,195,483
0.00%, 02/15/2020	8,378,000	8,140,268
0.00%, 05/15/2020	17,015,000	16,428,755
0.00%, 08/15/2020	34,113,000	32,732,467
0.00%, 02/15/2021	14,550,000	13,798,838
0.00%, 05/15/2021	14,843,000	13,984,372
0.00%, 08/15/2021	9,469,000	8,868,668
0.00%, 11/15/2021	11,144,000	10,376,900
0.00%, 02/15/2022	33,917,000	31,350,596
0.00%, 05/15/2022	18,154,000	16,670,798
0.00%, 08/15/2022	12,500,000	11,408,363
0.00%, 11/15/2022	17,400,000	15,775,532
0.00%, 02/15/2023	61,562,000	55,456,165
0.00%, 05/15/2023	30,855,000	27,608,285
0.00%, 08/15/2023	22,550,000	20,053,846
0.00%, 11/15/2023	9,300,000	8,211,676
0.00%, 02/15/2024	6,124,000	5,369,659
0.00%, 05/15/2024	1,322,000	1,151,452
0.00%, 08/15/2024	1,834,000	1,586,364
0.00%, 11/15/2024	6,105,000	5,246,634
0.00%, 02/15/2025	799,000	681,423
0.00%, 05/15/2025	3,279,000	2,773,964
0.00%, 02/15/2026	1,000,000	828,515
0.00%, 05/15/2026	3,801,000	3,123,582
0.00%, 11/15/2026	10,222,000	8,273,465
0.00%, 02/15/2027	11,416,000	9,171,940
0.00%, 08/15/2027	4,314,000	3,408,771
0.00%, 11/15/2027	7,702,000	6,041,252
0.00%, 02/15/2028	7,769,000	6,039,152
0.00%, 08/15/2028	6,918,000	5,291,660
0.00%, 11/15/2028	7,540,000	5,712,625
0.00%, 02/15/2029	7,537,000	5,672,398
0.00%, 05/15/2029	6,068,000	4,526,806
0.00%, 11/15/2029	5,164,000	3,794,212
0.00%, 02/15/2030	15,187,000	11,070,622
0.00%, 05/15/2030	8,464,000	6,136,115
0.00%, 08/15/2030	13,772,000	9,885,125
0.00%, 11/15/2030	14,469,000	10,311,964
0.00%, 02/15/2031 (10)	22,283,000	15,795,517
0.00%, 05/15/2031	19,225,000	13,492,680
0.00%, 08/15/2031	16,262,000	11,325,343
0.00%, 11/15/2031	13,399,000	9,259,310
0.00%, 02/15/2032	20,909,000	14,332,278
0.00%, 05/15/2032	24,453,000	16,645,794
0.00%, 08/15/2032	10,925,000	7,383,351
0.00%, 02/15/2033	10,000,000	6,650,607

0.00%, 05/15/2033	10,845,000	7,160,759
0.00%, 08/15/2033	4,212,000	2,758,641
0.00%, 11/15/2033	13,216,000	8,589,214
0.00%, 02/15/2034	17,759,000	11,445,424
0.00%, 05/15/2034	31,500,000	20,152,430
0.00%, 08/15/2034	6,895,000	4,380,585
0.00%, 11/15/2034	3,492,000	2,200,486
0.00%, 02/15/2035	1,824,000	1,140,443
0.00%, 05/15/2035	1,920,000	1,191,923
0.00%, 08/15/2035	175,000	107,837
0.00%, 05/15/2036	121,000	72,795
0.00%, 08/15/2041	1,225,000	614,323
U.S. Treasury Strip Principal
0.00%, 05/15/2019	3,360,000	3,330,932
0.00%, 08/15/2019	5,400,400	5,315,915
0.00%, 08/15/2019	500,000	492,239
0.00%, 11/15/2019	7,500,000	7,332,714
0.00%, 02/15/2020	17,030,000	16,543,933
0.00%, 11/15/2041	55,300,000	27,858,626
0.00%, 08/15/2043	5,635,000	2,664,562
0.00%, 05/15/2044	16,765,000	7,762,732
University of Missouri
5.96%, 11/01/2039	3,445,000	4,194,253
University of Texas System
5.00%, 08/15/2047	3,825,000	4,980,724
University of Virginia
4.18%, 09/01/2117	1,540,000	1,499,113
Uruguay Government International Bond
5.10%, 06/18/2050	2,400,000	2,355,600
4.98%, 04/20/2055	2,220,000	2,111,242
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	270,584
Westlake City School District
5.23%, 12/01/2026	430,000	449,935

Total Government Related (Cost $3,291,893,476)		$3,317,408,900

Mortgage-Backed Obligations—35.77%
20 Times Square Trust 2018-20TS
3.10%, 05/17/2035 (3)(4)	$5,204,000	$4,955,468
ACRC Holdings LLC
6.91% (1 Month LIBOR USD + 4.60%, 4.60% Floor), 12/22/2021 (2)(12)	6,515,000	6,515,000
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	2,426,796	2,398,422
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	642,265	666,636
Alternative Loan Trust 2004-8CB
2.78% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2034 (2)	1,697,510	1,685,619
Alternative Loan Trust 2005-1CB
4.59% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035 IO (2)(5)	189,445	23,672
Alternative Loan Trust 2005-20CB
2.24% (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035 IO (2)(5)	623,082	51,293
Alternative Loan Trust 2005-22T1
2.56% (-1 x 1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035 IO (2)(5)	703,854	66,328
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	267,733	254,976
6.00%, 08/25/2035	8,706	6,264

Alternative Loan Trust 2005-37T1
2.54% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035 IO (2)(5)	2,273,490	228,922
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	16,335	16,227
Alternative Loan Trust 2005-54CB
2.34% (-1 x 1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035 IO (2)(5)	1,015,190	93,858
5.50%, 11/25/2035	3,495	3,405
5.50%, 11/25/2035	256,962	238,397
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	110,043	106,084
Alternative Loan Trust 2005-J1
2.59% (-1 x 1 Month LIBOR USD + 5.10%, 5.10% Cap), 02/25/2035 IO (2)(5)	73,401	1,035
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	75,790	59,114
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	9,687	9,647
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	63,717	62,202
Alternative Loan Trust 2006-J5
4.45%, 07/25/2021 (4)	25,288	24,086
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (3)(4)	6,307	6,491
Antler Mortgage Trust 2018-RTL1
4.34%, 07/25/2022 (3)(12)	13,580,000	13,543,334
ASG Resecuritization Trust 2011-1
4.20%, 11/29/2035 (3)(4)	25,983	25,949
6.00%, 09/30/2036 (3)	224,670	166,229
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/17/2049 (3)	9,100,000	8,892,866
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/12/2030 (3)	809,000	811,459
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/16/2046 (3)(4)	1,200,000	1,090,967
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 12/27/2045 (3)	4,000,000	3,171,592
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/28/2045 (3)	6,300,000	4,994,464
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	1,162	1,163
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	1,759	1,609
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	6,578	6,561
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	12,369	11,811
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	4,047	3,928
5.50%, 03/25/2035	8,060	7,909
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	22,454	21,820
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	41,313	38,283
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	18,368	18,087
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	40,761	36,895
Banc of America Alternative Loan Trust 2007-1
5.55%, 04/25/2022 (4)	35,754	34,920

Banc of America Commercial Mortgage Trust 2006-5
0.59%, 09/10/2047 IO (3)(4)	546,516	5
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	30,170	25,507
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	2,468,846	2,593,082
Banc of America Funding 2004-C Trust
4.97%, 12/20/2034 (4)	64,727	64,661
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	29,429	27,915
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	29,953	24,921
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	9,949	7,491
Banc of America Funding 2005-C Trust
2.71% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035 (2)	2,665,021	2,617,530
Banc of America Funding 2005-E Trust
4.56%, 03/20/2035 (4)	33,468	33,614
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	16,953	13,246
Banc of America Merrill Lynch Commercial Mortgage, Inc.
0.03%, 10/10/2045 IO (3)(4)	2,502,946	25
Banc of America Mortgage 2003-C Trust
4.19%, 04/25/2033 (4)	19,264	19,532
Banc of America Mortgage 2004-J Trust
4.87%, 11/25/2034 (4)	48,769	48,803
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	101	93
6.50%, 09/25/2032	22,941	23,569
BANK 2017-BNK4
3.63%, 05/17/2050	6,790,000	6,769,435
BANK 2017-BNK8
3.49%, 11/17/2050	15,945,000	15,777,965
BANK 2017-BNK9
3.54%, 11/17/2054	6,100,000	6,057,367
BANK 2018-BNK15
4.14%, 11/17/2061	18,750,000	19,430,147
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051	20,000,000	20,513,708
BB-UBS Trust
2.89%, 06/05/2030 (3)	568,000	558,982
BB-UBS Trust 2012-SHOW
3.43%, 11/07/2036 (3)	4,602,000	4,603,227
BCAP LLC 2009-RR5 Trust
5.50%, 11/28/2034 (3)(4)	107,339	109,751
BCAP LLC 2010-RR7 Trust
3.75%, 07/26/2045 (3)(4)	572,763	567,693
Bear Stearns ALT-A Trust 2005-2
3.01% (1 Month LIBOR USD + 0.50%, 0.25% Floor, 11.50% Cap), 03/25/2035 (2)	21,245	21,133
Bear Stearns ALT-A Trust 2005-7
3.05% (1 Month LIBOR USD + 0.54%, 0.27% Floor, 11.50% Cap), 08/25/2035 (2)	1,306,284	1,298,236
Bear Stearns ARM Trust 2003-2
4.72%, 01/25/2033 (3)(4)	114,929	117,027
Bear Stearns ARM Trust 2003-7
4.20%, 10/25/2033 (4)	10,074	10,037
Bear Stearns ARM Trust 2004-2
3.88%, 05/25/2034 (4)	62,909	62,208

Bear Stearns ARM Trust 2006-1
4.91% (1 Year CMT Rate + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036 (2)	229,251	230,500
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	26,240	25,969
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.31%, 12/11/2038 IO (3)(4)	647,115	1,970
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045 IO (3)(4)	12,193,791	5,957
Bellemeade Re 2018-1 Ltd.
4.11% (1 Month LIBOR USD + 1.60%), 04/25/2028 (2) (3)	4,420,000	4,419,994
Bellemeade Re 2018-2 Ltd.
3.46% (1 Month LIBOR USD + 0.95%), 08/25/2028 (2) (3)	3,450,000	3,441,268
3.86% (1 Month LIBOR USD + 1.35%), 08/25/2028 (2) (3)	1,200,000	1,194,325
4.11% (1 Month LIBOR USD + 1.60%), 08/25/2028 (2) (3)	1,350,000	1,328,716
Bellemeade Re 2018-3 Ltd.
3.71% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 10/25/2028 (2) (3)	2,220,000	2,219,375
4.36% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028 (2) (3)	3,360,000	3,354,654
BENCHMARK 2018-B3 Mortgage Trust
3.76%, 04/12/2051	16,800,000	16,929,437
Benchmark 2018-B8 Mortgage Trust
4.23%, 01/18/2052	2,471,000	2,573,112
CD 2006-CD3 Mortgage Trust
0.58%, 10/15/2048 IO (3)(4)	2,898,117	27,882
CD 2007-CD4 Commercial Mortgage Trust
0.75%, 12/11/2049 IO (3)(4)	79,103	856
Chase Mortgage Finance Trust Series 2006-A1
4.29%, 09/25/2036 (4)	151,005	142,951
Chase Mortgage Finance Trust Series 2007-A1
4.26%, 02/25/2037 (4)	12,745	12,765
4.28%, 02/25/2037 (4)	64,306	63,766
4.37%, 02/25/2037 (4)	51,881	52,467
4.45%, 02/25/2037 (4)	106,636	109,129
Chase Mortgage Finance Trust Series 2007-A2
4.26%, 06/25/2035 (4)	45,189	45,205
4.51%, 06/25/2035 (4)	66,108	67,361
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	13,534	12,345
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	30,705	31,201
5.75%, 04/25/2034	20,920	21,198
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	161,992	162,178
CHL Mortgage Pass-Through Trust 2004-7
3.96%, 06/25/2034 (4)	9,459	9,733
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	3,379	3,379
CHL Mortgage Pass-Through Trust 2004-HYB1
4.00%, 05/20/2034 (4)	13,716	13,663
CHL Mortgage Pass-Through Trust 2004-HYB3
3.62%, 06/20/2034 (4)	89,992	90,174
CHL Mortgage Pass-Through Trust 2004-HYB6
4.27%, 11/21/2034 (4)	44,262	44,948
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	25,255	23,541
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	12,358	11,717

CHL Mortgage Pass-Through Trust 2005-22
4.08%, 11/25/2035 (4)	190,027	167,150
CIM Trust 2017-8
3.00%, 12/25/2065 (3)(4)	10,468,579	10,295,401
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	4,622	4,710
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	61,792	60,548
Citigroup Commercial Mortgage Trust
2.94%, 05/12/2049	10,100,000	9,773,383
Citigroup Commercial Mortgage Trust 2013-GC17
4.13%, 11/13/2046	2,818,000	2,916,364
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/12/2047	4,279,505	4,348,419
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,074,473	6,138,536
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/12/2047	12,300,000	12,302,895
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,697,628
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/12/2049	13,750,000	13,372,652
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049 (4)	2,783,000	2,820,423
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	15,799,166
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/16/2050	21,000,000	20,393,539
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051	22,000,000	22,010,604
Citigroup Global Markets Mortgage Securities VII, Inc.
7.00%, 06/25/2033 (1)	20,675	20,662
4.74%, 09/25/2033 (4)	80,368	80,921
Citigroup Mortgage Loan Trust 2009-10
4.33%, 09/25/2033 (3)(4)	253,692	257,517
7.00%, 12/25/2035 (3)(4)	78,049	78,545
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (3)(4)	2,760	2,749
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (3)(4)	456,400	473,735
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068 (3)(4)	2,285,662	2,287,654
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033 PO	4,937	4,596
7.00%, 09/25/2033	6,864	6,854
0.00%, 10/25/2033 PO	6,681	5,813
5.25%, 10/25/2033	34,043	34,415
4.17%, 08/25/2034 (4)	28,219	27,417
3.41%, 03/25/2035 (4)	27,313	23,409
5.50%, 05/25/2035	126,836	128,710
3.91%, 08/25/2035 (4)	76,329	61,686
6.00%, 10/25/2035	2,990,613	2,999,974
5.50%, 11/25/2035	5,803	5,783
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.81%, 08/17/2048 IO (4)	819,035	11,813
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/17/2045	3,783,014	3,787,970

COMM 2012-CCRE2 Mortgage Trust
1.65%, 08/17/2045 IO (4)	2,787,467	135,021
3.15%, 08/17/2045	9,614,464	9,577,997
COMM 2013-300P Mortgage Trust
4.35%, 08/12/2030 (3)	516,000	541,810
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,235,708
4.21%, 08/10/2046 (4)	2,116,630	2,198,340
COMM 2013-CCRE11 Mortgage Trust
3.98%, 08/12/2050	4,977,000	5,123,272
4.26%, 08/12/2050	8,100,000	8,433,272
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/15/2046	9,777,000	9,980,383
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/12/2046	1,890,942	1,888,108
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/12/2046 (4)	331,665	335,824
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/12/2045	3,553,729	3,665,998
4.23%, 07/12/2045 (4)	3,894,459	4,058,559
COMM 2013-SFS Mortgage Trust
2.99%, 04/13/2035 (3)(4)	708,000	703,627
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/12/2047	3,754,747	3,749,113
COMM 2014-CCRE16 Mortgage Trust
4.05%, 04/12/2047	2,535,000	2,615,954
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/12/2047	20,969,300	21,387,453
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/13/2047	12,000,000	11,944,002
COMM 2014-PAT Mortgage Trust
3.19% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 08/13/2027 (2)(3)	1,649,000	1,647,571
COMM 2014-TWC Mortgage Trust
3.24% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 02/13/2032 (2)(3)	3,250,000	3,240,265
3.99% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 02/13/2032 (2)(3)	1,000,000	995,563
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/12/2047	10,429,516	10,412,306
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2055	7,500,000	7,481,706
3.70%, 08/10/2055	770,833	779,712
COMM 2015-CCRE25 Mortgage Trust
3.76%, 08/10/2048	2,437,000	2,471,182
3.51%, 08/12/2048	13,200,000	13,205,248
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048	4,039,090	4,099,783
COMM 2018-COR3 Mortgage Trust
4.23%, 05/12/2051	3,562,000	3,676,689
COMM 2018-HOME Mortgage Trust
3.82%, 04/12/2033 (3)(4)	8,245,000	8,212,945
Commercial Mortgage Trust
2.94%, 01/12/2046	2,976,000	2,943,912
Commercial Mortgage Trust 2006-GG7
5.67%, 07/10/2038 (4)	85,115	85,328
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.04%, 01/15/2049 IO (3)(4)	2,537,720	25
Credit Suisse First Boston Mortgage Securities Co.
0.00%, 08/25/2019 PO	45	45
5.25%, 08/25/2019	11,749	11,751

6.71%, 02/25/2033 (4)	83,183	86,808
4.21%, 06/25/2033 (4)	33,546	33,553
5.25%, 07/25/2033	2,065,912	2,073,106
5.25%, 09/25/2033	64,516	66,235
0.00%, 10/25/2033 PO	47,677	39,728
5.25%, 11/25/2033	90,439	91,763
5.25%, 11/25/2033	44,378	44,941
5.75%, 11/25/2033	265,432	269,417
4.00%, 03/25/2034 (4)	1,728,065	1,754,456
5.50%, 09/25/2034	61,631	64,663
5.50%, 12/25/2034	102,264	105,437
0.00%, 10/25/2035 PO	19,385	15,127
5.50%, 10/25/2035 IO	220,297	2,778
0.00%, 11/25/2035 PO	9,057	6,329
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/18/2048	7,500,000	7,494,088
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/18/2049	1,882,000	1,857,811
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	14,941,085
CSMC 2014-USA OA LLC
4.37%, 09/17/2037 (3)	3,000,000	2,840,783
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058 (3)	3,794,339	3,787,447
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057 (3)(4)	15,101,945	15,281,703
CSMC Series 2010-17R
4.28%, 06/26/2036 (3)(4)	53,734	53,861
DBJPM 16-C1 Mortgage Trust
3.02%, 05/12/2049	15,000,000	14,533,269
DBUBS 2011-LC2 Mortgage Trust
1.06%, 07/10/2044 IO (3)(4)	2,330,816	46,590
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046 (3)(4)	585,612	583,690
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.40%, 02/25/2020 (4)	20,361	20,228
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
3.51%, 06/25/2020 (4)	42,427	41,323
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034 (1)	271	274
Eagle RE 2018-1 Ltd.
3.98% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/27/2028 (2) (3)	4,400,000	4,393,902
Fannie Mae
3.50%, 01/15/2026 (6)	11,275,000	11,412,526
5.00%, 01/15/2041 (6)	29,725,000	31,145,459
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039 (4)	79,947	86,062
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	126,977	142,264
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	130,471	148,448
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	36,648	41,005
Fannie Mae Grantor Trust 2004-T2
4.37%, 07/25/2043 (4)	150,707	158,255
7.50%, 11/25/2043	243,474	276,277

Fannie Mae Grantor Trust 2004-T3
10.63%, 01/25/2044 (4)	29,674	34,777
6.50%, 02/25/2044	366,119	408,200
7.00%, 02/25/2044	151,613	171,857
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,538,811	6,241,884
Fannie Mae Interest Strip
4.50%, 11/01/2020 IO	508	10
7.50%, 04/01/2023 IO	766	92
9.00%, 03/01/2024	634	707
0.00%, 09/01/2024 PO	60,895	57,050
0.00%, 01/01/2033 PO	10,302	9,100
5.00%, 12/01/2033 IO (4)	13,817	2,698
5.50%, 05/01/2036 IO	53,129	11,958
5.50%, 08/01/2036 IO	35,061	7,967
5.50%, 04/25/2037 IO	15,801	2,674
6.00%, 01/01/2038 IO	34,785	6,844
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/01/2042 (2)	772,941	782,830
3.06% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/01/2042 (2)	1,955,412	1,986,362
Fannie Mae Pool
3.63% (1 Year CMT Rate + 1.75%, 12.75% Cap), 03/01/2019 (2)	12	12
4.50%, 03/01/2019	772	786
6.00%, 03/01/2019	122	122
3.50%, 04/01/2019	1,406	1,423
5.00%, 04/01/2019	78	80
5.00%, 04/01/2019	1,843	1,873
2.19%, 05/01/2019	898,068	895,963
4.50%, 05/01/2019	321	327
4.50%, 06/01/2019	3,209	3,266
1.94%, 07/01/2019	1,229,962	1,222,487
5.50%, 07/01/2019	3,467	3,468
6.00%, 07/01/2019	1	1
5.50%, 08/01/2019	4,057	4,060
5.00%, 09/01/2019	162	165
5.50%, 09/01/2019	5,939	5,947
5.00%, 10/01/2019	497	505
6.00%, 10/01/2019	306	307
4.50%, 11/01/2019	497	506
4.50%, 11/01/2019	2,129	2,167
4.50%, 11/01/2019	4,008	4,080
1.47%, 12/01/2019	753,962	744,930
4.48%, 12/01/2019	1,214,112	1,223,876
4.50%, 12/01/2019	1,628	1,657
4.28%, 01/01/2020	763,347	770,401
5.50%, 01/01/2020	5,558	5,567
4.37%, 02/01/2020	679,814	688,857
4.40%, 02/01/2020	700,075	708,864
5.50%, 03/01/2020	305	305
6.00%, 03/01/2020	1,415	1,421
4.00%, 04/01/2020	554	556
4.38%, 04/01/2020	1,389,490	1,412,434
2.01%, 06/01/2020	9,288,000	9,161,689
5.50%, 06/01/2020	2,254	2,260
5.50%, 06/01/2020	125	125
3.74%, 07/01/2020	531,357	537,645
3.93%, 07/01/2020	1,393,771	1,414,030
4.07%, 07/01/2020	2,961,167	3,009,807
5.50%, 07/01/2020	310	310

3.96%, 08/01/2020	931,166	946,118
6.50%, 08/01/2020	663	667
3.60%, 09/01/2020	178,884	180,924
3.59%, 10/01/2020	935,037	946,275
3.92%, 10/01/2020	659,611	671,077
2.00%, 12/01/2020	1,548,000	1,523,135
3.54%, 12/01/2020	282,850	285,953
3.62%, 12/01/2020	996,137	1,010,671
3.70%, 12/01/2020	352,827	358,276
3.83%, 12/01/2020	844,720	859,806
3.56%, 01/01/2021	1,342,429	1,357,486
3.87%, 01/01/2021	1,124,387	1,146,705
3.93%, 01/01/2021	382,837	390,791
4.05%, 01/01/2021	482,000	493,391
4.28%, 01/01/2021	593,048	609,512
4.33%, 02/01/2021	472,302	486,405
6.00%, 03/01/2021	10,089	10,265
8.00%, 03/01/2021	29	29
4.25%, 04/01/2021	784,000	806,804
4.25%, 04/01/2021	1,032,000	1,059,470
4.30%, 04/01/2021	284,230	292,590
4.33%, 04/01/2021	686,122	706,625
6.00%, 04/01/2021	4,985	5,021
6.00%, 04/01/2021	3,381	3,425
4.36%, 05/01/2021	1,444,646	1,490,818
3.97%, 06/01/2021	601,694	616,073
4.02%, 06/01/2021	691,000	708,898
4.10%, 06/01/2021	644,575	661,858
4.19%, 06/01/2021	520,270	535,387
4.26%, 06/01/2021	649,094	666,047
4.30%, 06/01/2021	1,194,343	1,231,692
4.34%, 06/01/2021	1,858,000	1,920,168
3.86%, 07/01/2021	904,908	927,511
3.94%, 07/01/2021	1,032,000	1,057,761
3.99%, 07/01/2021	423,158	433,785
4.06%, 07/01/2021	961,490	987,604
4.26%, 07/01/2021	2,174,555	2,244,088
4.31%, 07/01/2021	732,173	754,193
6.00%, 07/01/2021	898	903
4.05%, 08/01/2021	163,191	167,712
4.13%, 08/01/2021	738,940	760,836
4.50%, 08/01/2021	2,838,000	2,950,420
6.00%, 08/01/2021	18,037	18,274
3.85%, 09/01/2021	816,566	838,429
3.92%, 09/01/2021	623,152	639,053
3.95%, 09/01/2021	966,248	989,916
3.31%, 10/01/2021	1,593,866	1,615,714
3.40%, 10/01/2021	329,653	334,928
3.43%, 11/01/2021	942,644	957,747
5.00%, 11/01/2021	12,851	13,063
3.03%, 12/01/2021	895,000	899,930
3.31%, 12/01/2021	364,575	369,391
3.42%, 12/01/2021	4,890,282	4,973,185
3.83%, 12/01/2021	1,548,000	1,592,454
6.00%, 12/01/2021	9,104	9,246
2.97%, 01/01/2022	718,388	721,411
3.03%, 01/01/2022	804,829	809,359

3.09%, 01/01/2022	1,256,212	1,265,718
3.20%, 01/01/2022	800,540	809,267
3.06%, 02/01/2022	863,000	869,555
3.14%, 02/01/2022	450,717	454,954
2.75%, 03/01/2022	902,862	904,145
3.08%, 03/01/2022	394,509	397,576
3.11% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 100.00% Cap), 03/01/2022 (2)	892,929	893,589
3.14%, 03/01/2022	280,852	283,539
3.21%, 03/01/2022	310,000	313,816
2.70%, 04/01/2022	1,491,659	1,484,529
3.08%, 04/01/2022	960,014	968,063
3.73%, 04/01/2022	2,335,486	2,395,325
6.50%, 04/01/2022	11,650	11,849
2.77%, 05/01/2022	1,603,281	1,599,024
2.86%, 05/01/2022	1,363,079	1,363,207
2.94%, 05/01/2022	998,463	1,002,547
3.02%, 05/01/2022	633,579	637,751
3.12%, 05/01/2022	911,332	920,120
6.50%, 05/01/2022	2,900	3,113
2.60%, 06/01/2022	799,521	794,429
2.76%, 06/01/2022	1,605,000	1,595,751
2.67%, 07/01/2022	624,000	619,312
2.69%, 07/01/2022	957,084	949,384
2.71%, 07/01/2022	975,243	970,851
2.82%, 07/01/2022	1,029,881	1,028,867
2.65%, 08/01/2022	1,032,000	1,023,519
2.47%, 09/01/2022	361,562	357,180
4.03%, 09/01/2022	1,172,351	1,219,392
2.39%, 10/01/2022	615,788	607,992
2.57%, 10/01/2022	578,818	575,041
2.64%, 10/01/2022	644,175	638,551
2.37%, 11/01/2022	455,099	448,960
2.38%, 11/01/2022	827,422	816,530
2.41%, 11/01/2022	571,894	564,972
2.44%, 11/01/2022	785,217	776,542
2.45%, 11/01/2022	1,401,000	1,385,672
2.47%, 11/01/2022	516,000	510,710
2.55%, 11/01/2022	1,199,216	1,190,571
2.55%, 11/01/2022	383,070	380,309
7.50%, 11/01/2022	706	710
2.28%, 12/01/2022	982,749	966,077
2.32%, 12/01/2022	361,754	356,175
2.34%, 12/01/2022	2,266,288	2,227,985
2.38%, 12/01/2022	476,326	469,950
2.39%, 12/01/2022	1,010,877	997,754
2.42%, 12/01/2022	1,122,172	1,108,771
6.50%, 12/01/2022	9,993	10,725
2.15%, 01/01/2023	465,181	455,010
2.33%, 01/01/2023	1,641,254	1,616,085
2.34%, 01/01/2023	1,310,176	1,290,579
2.37%, 01/01/2023	1,048,629	1,032,861
2.45%, 01/01/2023	702,655	694,977
2.51%, 01/01/2023	949,000	939,424
2.60%, 01/01/2023	739,483	735,450
2.66% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 100.00% Cap), 01/01/2023 (2)	2,761,608	2,760,720
2.70% (1 Month LIBOR USD + 0.39%, 0.39% Floor, 97.76% Cap), 01/01/2023 (2)	734,240	733,556
2.45%, 02/01/2023	1,290,000	1,275,302

6.00%, 02/01/2023	131,450	135,549
2.49%, 03/01/2023	769,563	762,041
2.50%, 04/01/2023	1,445,000	1,430,808
2.64%, 04/01/2023	340,897	337,820
2.71%, 04/01/2023	581,100	577,300
2.52%, 05/01/2023	3,302,000	3,271,772
2.54%, 05/01/2023	306,963	304,462
5.00%, 05/01/2023	10,767	10,999
2.42%, 06/01/2023	860,393	848,349
2.77%, 06/01/2023	921,598	917,833
2.77%, 06/01/2023	1,701,384	1,694,010
2.64%, 07/01/2023	413,000	408,981
3.67%, 07/01/2023	4,850,000	5,026,528
3.74%, 07/01/2023	549,553	571,525
3.59%, 08/01/2023	1,135,000	1,168,224
3.76%, 10/01/2023	941,770	974,711
3.38%, 12/01/2023	2,460,722	2,512,867
3.50%, 12/01/2023	2,234,000	2,293,439
3.45%, 01/01/2024	1,747,768	1,790,169
6.00%, 01/01/2024	38,927	40,505
6.00%, 01/01/2024	109,762	113,661
7.00%, 01/01/2024	323	346
6.50%, 02/01/2024	51,743	54,130
10.00%, 02/01/2024	167	167
3.76%, 03/01/2024	1,265,000	1,315,119
8.00%, 05/01/2024	328	346
6.00%, 07/01/2024	27,277	28,526
6.50%, 07/01/2024	23,321	25,030
8.50%, 07/01/2024	1,052	1,139
5.00%, 08/01/2024	38,849	39,553
2.79% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024 (2)	3,555,925	3,540,957
7.50%, 10/01/2024	424	449
2.90%, 12/01/2024	2,000,000	1,992,545
2.92%, 12/01/2024	1,000,000	997,497
3.08%, 12/01/2024	1,897,521	1,909,797
3.11%, 12/01/2024	2,500,000	2,519,248
2.93%, 01/01/2025	1,909,037	1,906,528
3.64%, 01/01/2025	548,471	564,755
3.07%, 02/01/2025	4,995,000	4,996,917
2.70%, 04/01/2025	4,939,499	4,872,249
2.81%, 04/01/2025	1,400,000	1,388,254
6.50%, 04/01/2025	3,043	3,266
2.68%, 05/01/2025	1,876,137	1,848,706
8.50%, 05/01/2025	64	64
5.50%, 07/01/2025	54,940	58,168
3.10%, 09/01/2025	4,981,894	5,029,768
3.77%, 12/01/2025	3,500,000	3,636,210
3.50%, 01/01/2026	315,840	320,139
3.00%, 01/15/2026 (6)	36,085,000	36,007,540
7.00%, 04/01/2026	4,944	5,057
6.00%, 07/01/2026	33,085	35,517
3.29%, 08/01/2026	1,500,000	1,523,977
3.29%, 08/01/2026	3,000,000	3,048,058
4.55%, 08/01/2026	934,941	997,341
4.76%, 08/01/2026	1,008,227	1,092,896
4.77%, 08/01/2026	641,406	695,427
6.50%, 08/01/2026	59,150	63,957

3.25%, 09/01/2026	1,493,721	1,513,700
3.68%, 09/01/2026	3,451,000	3,556,728
2.29%, 10/01/2026	10,324,550	9,829,476
3.24%, 10/01/2026	1,855,684	1,878,620
3.12%, 11/01/2026	982,499	979,019
3.14%, 12/01/2026	1,854,902	1,866,439
3.24%, 12/01/2026	1,500,000	1,492,620
3.26%, 12/01/2026	966,821	980,332
4.66%, 12/01/2026	1,097,460	1,172,781
3.25%, 02/01/2027	5,809,594	5,869,059
3.34%, 02/01/2027	1,500,000	1,516,235
2.91%, 03/01/2027	10,000,000	9,795,304
3.13%, 03/01/2027	6,835,000	6,741,950
3.50%, 03/01/2027	1,993,810	2,022,358
3.66%, 03/01/2027	2,331,851	2,401,139
8.00%, 03/01/2027	6,428	6,936
3.00%, 04/01/2027	593,240	595,282
3.03%, 04/01/2027	1,500,000	1,470,323
2.79%, 05/01/2027	2,000,000	1,942,265
2.81%, 05/01/2027	1,979,790	1,925,706
2.83%, 05/01/2027	8,000,000	7,784,117
3.00%, 05/01/2027	3,545,345	3,557,584
3.00%, 06/01/2027	2,000,000	1,953,798
8.00%, 06/01/2027	5,267	5,687
3.50%, 07/01/2027	5,513,682	5,591,272
3.50%, 07/01/2027	2,637,557	2,670,276
6.00%, 07/01/2027	43,385	46,583
2.50%, 09/01/2027	497,017	490,386
2.69% (11th District Cost of Funds Index + 1.25%, 0.90% Floor, 12.71% Cap), 09/01/2027 (2)	4,056	4,076
7.00%, 09/01/2027	741	825
6.00%, 11/01/2027	20,458	21,966
2.50%, 12/01/2027	1,078,939	1,064,536
2.91%, 12/01/2027	9,400,000	9,109,114
6.00%, 12/01/2027	61,424	65,955
3.08%, 01/01/2028	8,000,000	7,814,407
3.10%, 01/01/2028	6,750,000	6,631,073
6.00%, 01/01/2028	103,751	111,404
2.50%, 01/15/2028 (6)	22,905,000	22,369,753
2.50%, 03/01/2028	3,848,706	3,797,317
2.50%, 04/01/2028	4,580,193	4,519,000
3.61%, 04/01/2028	3,023,712	3,076,098
5.00%, 05/01/2028	21,361	22,384
2.97%, 06/01/2028	3,138,624	3,054,123
3.57%, 06/01/2028	8,361,000	8,495,878
3.59%, 06/01/2028	8,000,000	8,142,095
8.00%, 06/01/2028	3,778	4,086
3.57%, 07/01/2028	9,980,085	10,144,382
9.50%, 07/01/2028	432	435
2.57%, 08/01/2028	5,400,000	5,117,030
2.64%, 08/01/2028	3,398,841	3,236,645
3.00%, 08/01/2028	1,473,298	1,474,766
3.53%, 08/01/2028	4,700,000	4,760,917
2.58%, 09/01/2028	3,830,000	3,626,561
2.59%, 09/01/2028	7,552,000	7,139,592
3.00%, 09/01/2028	2,265,533	2,267,781
8.00%, 09/01/2028	10,324	11,429
2.50%, 10/01/2028	543,806	536,543

2.55%, 10/01/2028	9,300,000	8,787,183
2.62%, 10/01/2028	9,552,412	9,110,553
6.00%, 10/01/2028	78,701	84,502
8.00%, 11/01/2028	24,913	28,131
2.69%, 12/01/2028	4,567,000	4,286,767
3.00%, 12/01/2028	868,284	869,147
3.81%, 12/01/2028	7,000,000	7,235,688
6.00%, 12/01/2028	2,733	2,933
6.00%, 01/01/2029	3,946	4,300
7.00%, 01/01/2029	6,054	6,459
3.22%, 02/01/2029	9,000,000	8,863,671
3.28%, 02/01/2029	8,200,000	8,116,283
3.21%, 03/01/2029	10,000,000	9,831,787
3.30%, 03/01/2029	4,000,000	3,957,990
3.32%, 03/01/2029	2,919,595	2,913,825
4.02% (11th District Cost of Funds Index + 1.25%, 3.63% Floor, 13.50% Cap), 03/01/2029 (2)	2,749	2,830
6.50%, 03/01/2029	15,330	16,743
3.26%, 04/01/2029	13,520,000	13,340,297
3.34%, 04/01/2029	5,066,896	5,064,240
3.20%, 06/01/2029	3,500,000	3,439,143
2.99%, 07/01/2029	9,527,000	9,130,841
3.02%, 07/01/2029	8,200,000	7,879,774
2.99%, 08/01/2029	7,240,000	6,971,010
4.50%, 08/01/2029	174,280	181,056
3.09%, 09/01/2029	7,484,000	7,221,473
4.50%, 09/01/2029	200,631	208,430
6.00%, 09/01/2029	53,710	57,668
2.90%, 10/01/2029	3,510,865	3,360,111
3.63%, 10/01/2029	1,410,331	1,448,646
6.50%, 11/01/2029	528,422	586,790
3.50%, 12/01/2029	4,358,332	4,416,953
3.23%, 01/01/2030	4,574,988	4,494,126
3.23%, 01/01/2030	7,590,000	7,383,146
4.50%, 01/01/2030	312,306	324,526
3.55%, 02/01/2030	1,500,000	1,520,155
2.50%, 04/01/2030	2,410,985	2,360,889
3.03%, 04/01/2030	3,500,000	3,348,335
3.08%, 04/01/2030	1,977,485	1,923,735
2.50%, 05/01/2030	2,907,043	2,846,652
2.92%, 05/01/2030	4,000,000	3,768,313
2.94%, 05/01/2030	2,500,000	2,373,728
3.00%, 05/01/2030	2,272,596	2,272,060
3.50%, 05/01/2030	755,331	764,701
2.96%, 06/01/2030	1,932,436	1,863,863
3.13%, 06/01/2030	1,000,000	961,513
3.20%, 06/01/2030	1,000,000	975,622
3.30%, 07/01/2030	1,005,000	985,907
3.34%, 07/01/2030	1,500,000	1,480,576
3.56%, 07/01/2030	8,484,000	8,507,478
3.68%, 07/01/2030	3,355,000	3,399,503
3.82%, 07/01/2030	8,317,000	8,540,524
3.85%, 07/01/2030	13,900,000	14,310,732
3.39%, 09/01/2030	1,891,147	1,889,769
3.26%, 10/01/2030	4,962,736	4,903,960
3.50%, 12/01/2030	2,348,033	2,381,166
3.00%, 02/01/2031	10,263,176	10,248,119
5.00%, 04/01/2031	137,390	145,620

2.00%, 08/01/2031	3,082,492	2,950,825
6.50%, 08/01/2031	12,185	13,614
2.50%, 11/01/2031	3,863,362	3,774,618
4.00%, 11/01/2031	5,258,558	5,401,947
6.50%, 02/01/2032	62,953	69,601
3.00%, 04/01/2032	143,511	143,301
3.32%, 04/01/2032	6,148,442	6,047,540
3.00%, 05/01/2032	903,350	902,026
3.00%, 06/01/2032	899,926	898,607
7.00%, 06/01/2032	5,148	5,372
3.00%, 07/01/2032	328,350	327,869
3.50%, 07/01/2032	142,956	145,659
7.00%, 08/01/2032	1,214	1,225
3.22%, 09/01/2032	6,000,000	5,723,402
3.50%, 11/01/2032	1,000,090	1,013,536
5.50%, 11/01/2032	55,521	59,710
3.50%, 12/01/2032	349,591	355,130
3.50%, 12/01/2032	15,423,961	15,638,594
5.00%, 12/01/2032	640	647
6.00%, 12/01/2032	161,620	176,352
6.00%, 12/01/2032	24,628	26,619
3.19%, 01/01/2033	4,874,078	4,895,693
3.50%, 02/01/2033	614,416	624,083
3.50%, 02/01/2033	7,714,440	7,813,988
5.50%, 02/01/2033	2,076	2,226
7.00%, 02/01/2033	1,511	1,570
3.50%, 03/01/2033	3,594,844	3,639,439
3.50%, 03/01/2033	2,472,229	2,502,897
5.50%, 03/01/2033	83,722	90,418
6.00%, 03/01/2033	4,328	4,668
6.00%, 03/01/2033	4,054	4,353
6.00%, 03/01/2033	5,338	5,822
6.00%, 03/01/2033	2,333	2,504
6.00%, 03/01/2033	7,472	8,023
5.50%, 04/01/2033	57,402	61,638
3.50%, 05/01/2033	855,604	866,218
6.00%, 05/01/2033	22,013	24,182
3.50%, 06/01/2033	243,784	247,632
5.00%, 06/01/2033	16,386	17,452
7.00%, 06/01/2033	98,357	113,113
3.72%, 07/01/2033	11,178,000	11,246,451
5.00%, 07/01/2033	17,053	18,163
5.00%, 07/01/2033	20,163	21,474
5.50%, 07/01/2033	14,128	15,218
4.28% (12 Month LIBOR USD + 1.60%, 9.24% Cap), 08/01/2033 (2)	29,312	30,530
6.00%, 08/01/2033	6,830	7,335
3.50%, 09/01/2033	2,418,013	2,448,009
3.91% (6 Month LIBOR USD + 1.41%, 9.20% Cap), 09/01/2033 (2)	47,370	48,650
4.69% (12 Month LIBOR USD + 1.81%, 9.13% Cap), 09/01/2033 (2)	12,817	13,509
5.50%, 09/01/2033	220,996	236,246
6.00%, 09/01/2033	14,549	15,618
6.00%, 09/01/2033	12,294	13,477
3.50%, 10/01/2033	11,334,256	11,548,383
4.50%, 10/01/2033	5,046,505	5,255,572
4.39% (12 Month LIBOR USD + 1.51%, 10.26% Cap), 11/01/2033 (2)	36,070	37,631
4.50%, 11/01/2033	17,970	18,703
5.00%, 11/01/2033	3,706,458	3,936,881

5.00%, 11/01/2033	47,364	50,463
5.00%, 11/01/2033	5,437	5,776
5.50%, 11/01/2033	3,724	3,968
4.00%, 12/01/2033	56,683	57,865
5.50%, 12/01/2033	86,435	93,713
4.09% (12 Month LIBOR USD + 1.67%, 8.87% Cap), 01/01/2034 (2)	13,167	13,727
5.50%, 01/01/2034	7,935	8,583
5.50%, 03/01/2034	8,453	9,009
5.00%, 04/01/2034	109,674	117,466
5.00%, 05/01/2034	37,447	40,004
4.29% (1 Year CMT Rate + 2.30%, 9.22% Cap), 06/01/2034 (2)	38,130	40,264
4.48% (1 Year CMT Rate + 2.05%, 9.32% Cap), 07/01/2034 (2)	2,801	2,840
3.70% (6 Month LIBOR USD + 1.20%, 10.34% Cap), 08/01/2034 (2)	34,422	35,149
4.39% (12 Month LIBOR USD + 1.64%, 9.93% Cap), 08/01/2034 (2)	18,818	19,655
4.50% (12 Month LIBOR USD + 1.75%, 10.00% Cap), 08/01/2034 (2)	8,456	8,835
4.34% (12 Month LIBOR USD + 1.63%, 10.94% Cap), 09/01/2034 (2)	2,409	2,518
4.50%, 09/01/2034	30,973	32,272
5.50%, 09/01/2034	19,786	21,302
4.24% (12 Month LIBOR USD + 1.48%, 10.08% Cap), 10/01/2034 (2)	13,752	14,207
4.63% (1 Year CMT Rate + 2.38%, 10.19% Cap), 10/01/2034 (2)	38,967	41,209
5.50%, 10/01/2034	32,272	33,495
3.57%, 11/01/2034	1,357,922	1,354,358
3.61%, 11/01/2034	1,398,314	1,399,127
4.47% (1 Year CMT Rate + 2.00%, 9.13% Cap), 11/01/2034 (2)	6,211	6,520
4.56% (12 Month LIBOR USD + 1.68%, 9.79% Cap), 11/01/2034 (2)	15,695	16,514
6.00%, 11/01/2034	5,348	5,834
5.00%, 12/01/2034	29,379	31,209
3.37% (12 Month LIBOR USD + 1.50%, 10.37% Cap), 01/01/2035 (2)	10,990	11,493
4.06% (6 Month LIBOR USD + 1.51%, 10.84% Cap), 01/01/2035 (2)	215,684	222,361
5.00%, 01/01/2035	22,021	23,136
7.50%, 01/01/2035	42,219	48,984
4.04% (6 Month LIBOR USD + 1.54%, 10.94% Cap), 02/01/2035 (2)	9,920	10,231
5.00%, 02/01/2035	621,486	660,132
5.00%, 02/01/2035	3,257,505	3,459,877
5.50%, 02/01/2035	67,278	72,500
4.09% (12 Month LIBOR USD + 1.53%, 9.88% Cap), 03/01/2035 (2)	42,662	44,342
7.50%, 03/01/2035	47,975	55,479
3.45%, 04/01/2035	1,885,789	1,847,825
4.19% (1 Year CMT Rate + 2.22%, 9.57% Cap), 04/01/2035 (2)	43,423	45,805
6.00%, 04/01/2035	99,966	109,046
3.91% (12 Month LIBOR USD + 1.32%, 10.03% Cap), 05/01/2035 (2)	33,237	34,360
4.12% (12 Month LIBOR USD + 1.60%, 10.89% Cap), 05/01/2035 (2)	6,089	6,325
3.12%, 06/01/2035	3,400,000	3,172,498
5.00%, 06/01/2035	573,113	608,680
3.85% (1 Year CMT Rate + 1.84%, 10.28% Cap), 07/01/2035 (2)	15,570	16,181
5.00%, 07/01/2035	3,115,045	3,308,337
5.00%, 07/01/2035	16,675	17,539
5.00%, 07/01/2035	2,737,591	2,907,780
4.14% (12 Month LIBOR USD + 1.39%, 11.01% Cap), 08/01/2035 (2)	2,033	2,085
4.36% (12 Month LIBOR USD + 1.55%, 10.40% Cap), 09/01/2035 (2)	21,569	22,586
5.00%, 09/01/2035	60,991	65,298
4.50% (1 Year CMT Rate + 2.47%, 10.46% Cap), 10/01/2035 (2)	57,841	60,805
5.00%, 10/01/2035	283,930	301,623
5.00%, 11/01/2035	640,547	680,475
5.50%, 12/01/2035	27,004	28,435
4.04% (12 Month US Treasury Average + 1.99%, 8.59% Cap), 01/01/2036 (2)	112,227	114,879
4.18% (1 Year CMT Rate + 2.24%, 9.69% Cap), 01/01/2036 (2)	37,391	39,386

4.25% (12 Month LIBOR USD + 2.25%, 10.13% Cap), 01/01/2036 (2)	3,536	3,577
5.00%, 01/01/2036	52,809	56,111
6.50%, 01/01/2036	309,496	347,075
5.00% (6 Month LIBOR USD + 2.50%, 10.93% Cap), 02/01/2036 (2)	8,542	8,961
5.00%, 02/01/2036	42,209	44,837
6.00%, 02/01/2036	5,280	5,623
7.00%, 02/01/2036	48,180	54,720
3.19%, 03/01/2036	2,681,824	2,651,779
5.03% (6 Month LIBOR USD + 2.50%, 11.30% Cap), 03/01/2036 (2)	320,373	341,938
7.00%, 03/01/2036	2,132	2,346
5.50%, 04/01/2036	76,261	82,166
6.50%, 04/01/2036	1,008	1,013
4.22% (12 Month LIBOR USD + 1.84%, 11.06% Cap), 05/01/2036 (2)	21,643	22,802
5.50%, 05/01/2036	100,742	108,206
5.50%, 05/01/2036	64,508	69,474
4.17% (12 Month LIBOR USD + 1.55%, 11.17% Cap), 06/01/2036 (2)	7,847	8,148
4.55% (12 Month LIBOR USD + 1.82%, 11.18% Cap), 06/01/2036 (2)	183,521	193,266
4.60% (12 Month LIBOR USD + 1.93%, 10.49% Cap), 06/01/2036 (2)	40,642	42,938
4.52% (12 Month LIBOR USD + 1.77%, 10.94% Cap), 07/01/2036 (2)	54,833	57,570
6.50%, 07/01/2036	5,099	5,676
4.27% (1 Year CMT Rate + 2.12%, 10.47% Cap), 08/01/2036 (2)	27,371	28,641
4.50% (12 Month LIBOR USD + 1.75%, 11.33% Cap), 08/01/2036 (2)	36,823	37,217
4.60% (12 Month LIBOR USD + 1.85%, 10.87% Cap), 08/01/2036 (2)	75,860	80,156
6.50%, 08/01/2036	190,804	213,312
3.78% (6 Month LIBOR USD + 1.28%, 12.90% Cap), 09/01/2036 (2)	148,582	152,180
4.10% (6 Month LIBOR USD + 1.60%, 10.33% Cap), 09/01/2036 (2)	34,533	35,781
4.37% (12 Month LIBOR USD + 1.62%, 11.33% Cap), 09/01/2036 (2)	53,623	55,685
4.51% (12 Month LIBOR USD + 1.75%, 11.12% Cap), 09/01/2036 (2)	131,664	138,155
4.70% (12 Month LIBOR USD + 1.82%, 10.97% Cap), 09/01/2036 (2)	38,038	39,909
6.00%, 09/01/2036	370,754	404,394
2.50%, 10/01/2036	8,518,837	8,183,249
4.48% (12 Month LIBOR USD + 1.69%, 11.74% Cap), 10/01/2036 (2)	49,200	51,137
4.83% (12 Month LIBOR USD + 2.08%, 11.40% Cap), 10/01/2036 (2)	68,853	72,836
4.84% (12 Month LIBOR USD + 2.08%, 10.63% Cap), 10/01/2036 (2)	96,220	102,031
6.50%, 10/01/2036	42,070	47,517
3.00%, 11/01/2036	8,008,935	7,931,591
4.75% (12 Month LIBOR USD + 1.88%, 12.19% Cap), 11/01/2036 (2)	11,911	12,534
5.06% (12 Month LIBOR USD + 2.21%, 10.48% Cap), 11/01/2036 (2)	18,888	19,926
5.50%, 11/01/2036	24,871	26,800
6.00%, 11/01/2036	58,887	64,209
2.50%, 12/01/2036	4,813,689	4,624,064
4.66% (12 Month LIBOR USD + 1.78%, 11.01% Cap), 12/01/2036 (2)	121,731	127,946
4.81% (12 Month LIBOR USD + 1.94%, 10.71% Cap), 12/01/2036 (2)	23,080	24,175
7.00%, 12/01/2036	7,737	8,356
3.97% (6 Month LIBOR USD + 1.43%, 12.56% Cap), 01/01/2037 (2)	59,660	61,438
4.01% (12 Month LIBOR USD + 1.93%, 10.86% Cap), 01/01/2037 (2)	33,607	35,476
6.50%, 01/01/2037	99,432	110,760
4.03% (6 Month LIBOR USD + 1.51%, 12.63% Cap), 02/01/2037 (2)	63,773	65,802
4.53% (6 Month LIBOR USD + 2.03%, 10.71% Cap), 02/01/2037 (2)	52,556	55,237
5.50%, 03/01/2037	494,842	533,238
6.00%, 03/01/2037	84,354	91,312
7.00%, 03/01/2037	7,320	7,763
3.80% (12 Month LIBOR USD + 1.72%, 10.79% Cap), 04/01/2037 (2)	118,982	124,808
5.50%, 04/01/2037	163,110	174,799
7.00%, 04/01/2037	9,771	10,674
4.00%, 05/01/2037	12,932,808	13,331,464
5.50%, 05/01/2037	225,630	242,619

6.50%, 05/01/2037	8,301	8,398
7.50%, 05/01/2037	35,411	41,908
3.80% (6 Month LIBOR USD + 1.29%, 12.11% Cap), 07/01/2037 (2)	74,821	76,573
4.22% (12 Month LIBOR USD + 1.47%, 10.72% Cap), 07/01/2037 (2)	8,264	8,576
4.41% (12 Month LIBOR USD + 1.65%, 11.03% Cap), 07/01/2037 (2)	157,922	165,169
4.50% (12 Month LIBOR USD + 1.80%, 10.21% Cap), 07/01/2037 (2)	35,538	37,419
5.00%, 07/01/2037	798,526	848,210
5.10% (12 Month LIBOR USD + 2.37%, 11.21% Cap), 08/01/2037 (2)	60,523	64,226
6.50%, 08/01/2037	33,223	37,861
6.50%, 08/01/2037	38,945	43,836
4.21% (12 Month LIBOR USD + 1.46%, 10.82% Cap), 09/01/2037 (2)	38,093	39,800
4.48% (12 Month LIBOR USD + 1.89%, 12.04% Cap), 09/01/2037 (2)	29,804	30,868
4.48% (1 Year CMT Rate + 2.32%, 11.02% Cap), 09/01/2037 (2)	15,429	16,308
4.53% (12 Month LIBOR USD + 1.78%, 11.21% Cap), 09/01/2037 (2)	10,289	10,440
6.00%, 09/01/2037	84,144	91,757
7.00%, 09/01/2037	45,621	51,201
4.00%, 10/01/2037	2,478,609	2,545,595
6.50%, 10/01/2037	76,364	86,395
7.50%, 10/01/2037	179,125	212,187
4.17% (12 Month LIBOR USD + 1.40%, 11.19% Cap), 11/01/2037 (2)	117,860	122,048
4.34% (1 Year CMT Rate + 2.08%, 10.57% Cap), 11/01/2037 (2)	68,213	71,414
7.50%, 11/01/2037	55,429	60,905
8.00%, 11/01/2037	12,614	13,742
4.37% (1 Year CMT Rate + 2.23%, 10.68% Cap), 12/01/2037 (2)	134,381	140,843
3.79% (12 Month LIBOR USD + 1.79%, 10.19% Cap), 01/01/2038 (2)	18,425	19,085
5.50%, 01/01/2038	151,424	163,192
8.00%, 01/01/2038	5,978	6,800
6.00%, 04/01/2038	26,484	28,425
5.50%, 05/01/2038	22,757	23,585
6.00%, 05/01/2038	252,317	273,276
5.50%, 06/01/2038	1,886	2,021
5.50%, 06/01/2038	143,247	154,338
5.50%, 06/01/2038	1,026,353	1,093,891
3.50%, 09/01/2038	1,613,736	1,635,329
5.50%, 09/01/2038	875,869	943,861
7.00%, 09/01/2038	54,441	64,764
6.50%, 10/01/2038	91,368	103,953
6.50%, 10/01/2038	358,677	408,659
7.00%, 10/01/2038	99,649	116,961
6.00%, 11/01/2038	70,654	77,761
7.00%, 11/01/2038	69,531	81,124
7.50%, 11/01/2038	45,977	53,863
7.00%, 12/01/2038	175,844	204,348
5.00%, 01/01/2039	2,465,060	2,611,735
7.00%, 01/01/2039	301,754	346,770
7.50%, 04/01/2039	162,611	181,283
5.50%, 06/01/2039	26,708	27,817
5.00%, 09/01/2039	126,189	133,974
5.50%, 09/01/2039	96,657	102,884
4.50%, 11/01/2039	27,852	29,180
5.50%, 12/01/2039	98,363	104,704
6.00%, 12/01/2039	1,238,170	1,351,297
5.50%, 01/01/2040	662,914	721,351
5.00%, 04/01/2040	317,287	336,879
4.00%, 07/01/2040	5,682,751	5,844,297
4.00%, 08/01/2040	196,154	201,760
4.50%, 08/01/2040	4,216,196	4,418,297

4.50%, 08/01/2040	4,141,695	4,340,216
5.00%, 08/01/2040	354,679	376,626
5.00%, 08/01/2040	738,620	784,324
4.00%, 09/01/2040	1,459,402	1,501,116
4.00%, 10/01/2040	1,683,579	1,731,700
6.00%, 10/01/2040	1,698,092	1,853,227
3.50%, 12/01/2040	126,459	127,486
4.00%, 12/01/2040	295,778	304,233
4.00%, 12/01/2040	1,477,934	1,520,116
4.50%, 12/01/2040	6,025,470	6,314,279
4.50%, 12/01/2040	1,747,686	1,831,394
4.00%, 01/01/2041	272,217	279,998
4.00%, 01/01/2041	894,435	920,004
4.00%, 01/01/2041	2,007,554	2,064,935
4.00%, 01/01/2041	1,777,568	1,828,373
4.00%, 01/01/2041	1,168,865	1,202,275
4.00%, 01/01/2041	587,243	604,027
4.00%, 01/01/2041	1,959,393	2,015,393
3.50%, 01/15/2041 (6)	3,070,000	3,070,427
4.50%, 01/15/2041 (6)	6,655,000	6,894,519
5.50%, 01/15/2041 (6)	7,750,000	8,206,536
3.50%, 02/01/2041	10,610,409	10,696,541
4.00%, 02/01/2041	2,662,503	2,738,606
4.00%, 02/01/2041	1,639,871	1,687,767
4.00%, 02/01/2041	63,719	65,540
4.00%, 03/01/2041	8,763,528	9,014,001
4.50%, 03/01/2041	1,329,014	1,392,720
4.50%, 04/01/2041	1,168,489	1,224,508
4.50%, 05/01/2041	1,806,403	1,892,978
4.50%, 05/01/2041	7,156,769	7,499,866
5.00%, 05/01/2041	142,507	151,621
4.50%, 07/01/2041	424,062	443,411
6.00%, 07/01/2041	4,380,722	4,780,731
4.50%, 08/01/2041	2,679,374	2,802,027
4.00%, 09/01/2041	311,359	320,259
4.00%, 10/01/2041	744,114	765,388
4.00%, 10/01/2041	1,256,827	1,292,741
3.50%, 11/01/2041	4,428,854	4,464,463
3.50%, 11/01/2041	469,310	473,121
3.50%, 12/01/2041	8,342,906	8,410,569
3.50%, 12/01/2041	323,121	325,745
3.50%, 12/01/2041	831,600	838,352
4.00%, 12/01/2041	1,666,868	1,714,384
4.00%, 12/01/2041	2,521,492	2,593,575
4.00%, 01/01/2042	3,561,062	3,662,840
4.50%, 01/01/2042	863,511	900,682
4.50%, 01/01/2042	2,817,854	2,952,833
3.50%, 02/01/2042	530,800	535,109
3.50%, 02/01/2042	286,681	289,007
4.00%, 03/01/2042	173,825	176,652
3.50%, 04/01/2042	330,682	333,366
3.00%, 05/01/2042	635,058	625,377
3.50%, 05/01/2042	8,795,242	8,866,635
5.00%, 05/01/2042	2,494,487	2,650,889
3.50%, 06/01/2042	1,980,485	1,996,561
3.50%, 07/01/2042	1,329,145	1,339,934
3.50%, 07/01/2042	4,530,854	4,567,638

3.50%, 07/01/2042	21,618,549	21,794,015
4.00%, 07/01/2042	510,315	523,654
4.00%, 07/01/2042	831,338	852,947
4.00%, 07/01/2042	519,091	532,630
4.00%, 07/01/2042	446,808	458,331
3.50%, 08/01/2042	841,254	848,083
4.00%, 08/01/2042	6,552,351	6,739,624
3.50%, 09/01/2042	751,683	757,784
3.50%, 09/01/2042	1,041,842	1,051,590
3.50%, 09/01/2042	1,063,235	1,069,855
3.50%, 09/01/2042	5,988,078	6,036,631
3.00%, 10/01/2042	5,758,014	5,671,354
3.50%, 10/01/2042	1,466,618	1,478,523
3.50%, 10/01/2042	528,882	533,176
3.50%, 10/01/2042	787,121	793,511
3.50%, 10/01/2042	460,613	464,855
3.00%, 11/01/2042	2,299,577	2,263,363
3.50%, 11/01/2042	8,364,856	8,432,763
3.50%, 11/01/2042	3,141,834	3,167,341
4.50%, 11/01/2042	9,631,412	10,087,950
3.00%, 12/01/2042	128,592	126,582
3.00%, 12/01/2042	1,358,299	1,337,066
4.00%, 12/01/2042	564,110	580,235
2.50%, 01/01/2043	2,819,924	2,673,856
3.00%, 01/01/2043	1,986,946	1,955,656
3.00%, 01/01/2043	1,171,368	1,152,921
3.00%, 01/01/2043	1,875,045	1,845,517
3.00%, 01/01/2043	1,678,210	1,650,079
3.50%, 01/01/2043	1,193,359	1,203,045
3.50%, 01/01/2043	870,615	876,038
2.50%, 02/01/2043	1,254,961	1,189,916
3.00%, 02/01/2043	919,878	904,451
3.50%, 02/01/2043	77,774	78,400
3.50%, 02/01/2043	73,640	74,238
3.50%, 03/01/2043	4,950,824	4,991,007
3.50%, 03/01/2043	619,317	623,172
3.50%, 03/01/2043	1,714,980	1,728,890
3.00%, 04/01/2043	3,186,979	3,135,677
3.00%, 04/01/2043	1,396,124	1,373,819
3.50%, 04/01/2043	5,300,167	5,343,087
3.50%, 04/01/2043	2,102,441	2,115,980
4.00%, 04/01/2043	7,607,375	7,862,904
3.00%, 05/01/2043	135,162	132,979
3.00%, 05/01/2043	12,030,831	11,837,159
3.00%, 05/01/2043	413,283	406,544
3.50%, 05/01/2043	95,211	95,984
3.50%, 05/01/2043	2,213,496	2,227,324
3.50%, 05/01/2043	793,556	798,491
3.50%, 05/01/2043	1,670,467	1,680,947
3.00%, 06/01/2043	2,898,502	2,851,560
3.00%, 06/01/2043	103,407	101,743
3.00%, 06/01/2043	8,221,330	8,087,498
3.00%, 06/01/2043	292,913	288,145
3.00%, 06/01/2043	770,896	759,025
3.50%, 06/01/2043	1,998,041	2,010,526
3.00%, 07/01/2043	478,642	470,863
3.00%, 07/01/2043	92,883	91,369

3.00%, 07/01/2043	425,263	417,308
3.00%, 07/01/2043	1,738,981	1,710,850
3.00%, 07/01/2043	8,793,657	8,654,648
3.50%, 07/01/2043	10,427,760	10,508,901
4.00%, 07/01/2043	1,157,134	1,187,147
3.00%, 08/01/2043	4,289,000	4,223,500
3.00%, 08/01/2043	1,028,224	1,012,032
3.50%, 09/01/2043	11,693,797	11,805,945
5.00%, 09/01/2043	1,380,567	1,454,704
2.50%, 10/01/2043	2,540,017	2,408,363
3.00%, 10/01/2043	108,813	107,054
4.00%, 11/01/2043	4,343,757	4,454,478
4.00%, 12/01/2043	1,887,032	1,940,564
4.00%, 12/01/2043	187,525	192,208
3.00%, 02/01/2044	7,977,606	7,856,585
4.00%, 06/01/2044	5,664,083	5,825,907
4.00%, 07/01/2044	5,130,928	5,265,145
4.00%, 08/01/2044	7,830,594	8,044,600
4.00%, 09/01/2044	1,652,268	1,688,631
4.00%, 01/01/2045	11,746,886	11,998,938
3.50%, 02/01/2045	9,081,584	9,155,278
3.00%, 04/01/2045	9,222,557	9,054,560
3.50%, 04/01/2045	15,066,345	15,125,676
3.50%, 06/01/2045	12,116,957	12,164,052
3.50%, 06/01/2045	3,344,699	3,357,182
4.00%, 07/01/2045	9,174,231	9,394,162
3.50%, 11/01/2045	3,639,608	3,652,815
3.50%, 12/01/2045	867,873	869,275
4.00%, 12/01/2045	1,763,984	1,800,578
4.00%, 12/01/2045	7,933,955	8,098,952
3.50%, 01/01/2046	12,132,568	12,175,336
4.00%, 01/01/2046	4,926,554	5,028,755
4.50%, 02/01/2046	10,124,389	10,608,744
2.50%, 05/01/2046	1,608,088	1,518,218
3.50%, 05/01/2046	101,886	102,224
3.50%, 06/01/2046	1,629,037	1,634,360
3.50%, 06/01/2046	4,537,022	4,551,634
3.50%, 06/01/2046	7,454,032	7,477,617
2.50%, 07/01/2046	3,293,334	3,109,281
3.00%, 07/01/2046	6,397,555	6,246,464
3.50%, 07/01/2046	262,597	263,428
3.50%, 07/01/2046	3,733,742	3,745,555
4.00%, 08/01/2046	8,338,824	8,508,408
3.00%, 09/01/2046	8,002,891	7,813,883
3.00%, 09/01/2046	11,241,406	10,975,917
3.50%, 09/01/2046	3,232,396	3,241,650
2.50%, 10/01/2046	1,196,961	1,130,061
3.00%, 10/01/2046	2,524,041	2,464,431
3.50%, 10/01/2046	661,141	663,130
3.00%, 11/01/2046	8,599,557	8,396,459
3.00%, 11/01/2046	11,326,912	11,059,403
3.00%, 11/01/2046	11,003,196	10,739,831
3.50%, 11/01/2046	16,356,698	16,419,413
3.50%, 11/01/2046	1,154,608	1,158,023
3.50%, 12/01/2046	8,426,500	8,448,812
3.50%, 12/01/2046	4,362,915	4,375,368
3.00%, 01/01/2047	22,889,552	22,348,970

3.50%, 01/01/2047	5,946,686	5,961,213
3.00%, 03/01/2047	6,383,576	6,236,520
3.50%, 03/01/2047	403,478	404,297
3.50%, 03/01/2047	8,979,729	9,001,203
3.50%, 03/01/2047	10,774,367	10,800,132
4.00%, 03/01/2047	11,207,058	11,432,391
4.50%, 03/01/2047	1,588,055	1,648,342
3.50%, 04/01/2047	8,935,456	8,956,824
3.50%, 04/01/2047	2,423,913	2,430,335
4.00%, 06/01/2047	3,561,095	3,649,332
5.00%, 06/01/2047	3,767,423	3,953,990
3.50%, 07/01/2047	10,241,849	10,266,342
4.50%, 08/01/2047	2,257,223	2,340,242
3.50%, 09/01/2047	15,411,416	15,420,567
3.50%, 09/01/2047	8,829,953	8,851,070
3.50%, 11/01/2047	37,285,230	37,307,368
3.50%, 11/01/2047	3,825,445	3,833,023
4.00%, 11/01/2047	732,552	747,150
4.00%, 12/01/2047	6,128,896	6,256,674
3.50%, 01/01/2048	785,707	786,011
4.00%, 01/01/2048	8,863,179	9,096,812
4.00%, 01/01/2048	8,860,765	9,058,538
4.00%, 01/01/2048	9,227,168	9,429,237
4.00%, 01/01/2048	4,109,538	4,193,995
5.00%, 01/01/2048	1,733,563	1,816,719
3.50%, 02/01/2048	26,216,208	26,226,550
4.00%, 03/01/2048	10,715,984	10,995,857
4.00%, 03/01/2048	4,811,556	4,919,315
4.00%, 04/01/2048	4,490,937	4,595,902
4.00%, 04/01/2048	7,809,797	7,985,138
4.00%, 04/01/2048	8,140,783	8,326,507
4.50%, 05/01/2048	7,271,729	7,592,680
5.00%, 05/01/2048	6,089,459	6,386,588
4.50%, 06/01/2048	13,513,241	14,005,549
4.50%, 07/01/2048	582,394	611,026
4.50%, 07/01/2048	778,061	818,500
4.50%, 07/01/2048	499,956	527,265
4.00%, 08/01/2048	16,846,301	17,181,891
4.50%, 08/01/2048	848,935	892,641
4.50%, 08/01/2048	2,284,496	2,397,306
4.50%, 08/01/2048	12,226,993	12,676,109
4.50%, 09/01/2048	604,880	636,608
4.50%, 09/01/2048	708,994	747,720
4.50%, 09/01/2048	551,024	579,934
5.00%, 09/01/2048	12,435,276	13,045,139
4.50%, 11/01/2048	15,832,993	16,404,961
6.00%, 11/01/2048	41,659	43,353
4.00%, 12/01/2048	19,357,582	19,743,213
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	643,604
Fannie Mae REMIC Trust 2003-W1
5.38%, 12/25/2042 (4)	112,827	118,494
5.89%, 12/25/2042 (4)	30,385	32,566
Fannie Mae REMIC Trust 2003-W4
6.50%, 10/25/2042 (4)	15,644	17,382
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	761,546

Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	93,170	105,317
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	161,608	182,561
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	138,698	155,237
Fannie Mae REMIC Trust 2007-W1
6.34%, 08/25/2047 (4)	17,022	18,330
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	33,043	36,076
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	33,455	29,369
Fannie Mae REMIC Trust 2007-W7
24.14% (-6 x 1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037 (2)(5)	23,700	36,805
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	641,719	713,027
Fannie Mae REMICS
8.00%, 07/25/2019	323	325
8.00%, 10/25/2019	114	115
4.00%, 11/25/2019	51	51
8.50%, 11/25/2019	190	192
9.00%, 11/25/2019	61	62
9.40%, 11/25/2019	113	114
7.50%, 12/25/2019	353	356
8.50%, 01/25/2020	59	60
8.80%, 01/25/2020	92	93
7.00%, 05/25/2020	50	51
5.50%, 06/25/2020	34	34
9.50%, 06/25/2020	95	98
7.00%, 07/25/2020	450	456
5.50%, 08/25/2020	61	61
6.50%, 08/25/2020	1,015	1,031
505.00%, 08/25/2020	1	5
1118.04%, 08/25/2020 IO	1	4
6.50%, 09/25/2020	372	378
7.00%, 09/25/2020	120	122
9.00%, 10/25/2020	405	413
17.84% (-2 x 1 Month LIBOR USD + 21.60%, 4.50% Floor, 21.60% Cap), 11/25/2020 (2)(5)	81	91
652.15%, 12/25/2020 IO	4	22
7.00%, 01/25/2021	164	167
5.00%, 03/25/2021	173	175
7.00%, 03/25/2021	5,670	5,758
13.29% (-2 x 1 Month LIBOR USD + 17.68%, 17.68% Cap), 05/25/2021 (2)(5)	105	112
8.50%, 06/25/2021	127	132
8.75%, 06/25/2021	489	505
823.41% (-1178 x 10 Year CMT Rate + 7,635.94%, 264.79% Floor, 559.17% Cap), 06/25/2021 (2)	1	7
6.50%, 07/25/2021	550	565
6.50%, 09/25/2021	43,920	45,025
12.59% (-1 x 1 Month LIBOR USD + 15.10%, 5.00% Floor, 15.10% Cap), 09/25/2021 (2)(5)	49	51
8.75%, 10/25/2021	863	884
21.67% (-3 x 7 Year CMT Rate + 30.01%, 29.59% Cap), 12/25/2021 (2)(5)	72	82
6.00%, 02/25/2022	45,493	46,580
6.50%, 02/25/2022	7,953	8,164
0.00%, 03/25/2022 PO	17,122	16,466
7.50%, 06/25/2022	70	74
7.00%, 07/25/2022	629	647
7.50%, 07/25/2022	7,715	8,081

8.00%, 07/25/2022	10,096	10,699
8.00%, 07/25/2022	402	420
1184.78%, 07/25/2022 IO	3	35
6.00%, 08/25/2022	1,555	1,608
6.50%, 08/25/2022	1,914	1,991
2.53% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022 (2)	727	727
5.50%, 09/25/2022	934	955
6.00%, 09/25/2022	62,812	64,606
7.50%, 09/25/2022	5,293	5,498
7.75%, 09/25/2022	3,237	3,426
8.00%, 09/25/2022	10,042	10,636
0.00%, 10/25/2022 PO	1,041	995
1.78% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022 (2)	647	652
7.00%, 10/25/2022	1,670	1,750
7.50%, 10/25/2022	5,760	6,065
7.90%, 01/25/2023	5,685	6,059
6.50%, 02/25/2023	2,570	2,676
7.00%, 02/25/2023	26,179	27,621
15.50% (-7 x 1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023 (2)(5)	947	1,170
5.50%, 03/25/2023	112,371	115,388
6.50%, 03/25/2023	1,930	2,025
7.00%, 03/25/2023	17,028	17,824
7.50%, 03/25/2023	6,140	6,507
7.70%, 03/25/2023	2,582	2,738
0.00%, 04/25/2023 PO	1,060	1,005
5.50%, 04/25/2023	209,761	216,747
5.50%, 04/25/2023	6,752	6,943
6.00% (-3 x 1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023 (2)(5)	4,001	4,278
7.00%, 04/25/2023	5,458	5,702
15.37% (-2 x 7 Year CMT Rate + 22.30%, 21.83% Cap), 04/25/2023 IO (2)(5)	5,080	1,201
18.02% (-2 x 11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023 (2)(5)	2,619	3,020
5.50%, 05/25/2023	50,446	51,861
7.00%, 05/25/2023	62,594	66,252
3.99% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023 IO (2)(5)	26,423	800
4.50%, 07/25/2023	77,261	81,130
6.00%, 07/25/2023 (4)	25,006	26,313
6.50%, 07/25/2023	1,394	1,461
7.00%, 07/25/2023	19,327	20,301
7.00%, 07/25/2023	30,648	32,347
3.39% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023 (2)	3,454	3,497
5.54% (-1 x 1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023 IO (2)(5)	980	76
6.88%, 08/25/2023	28,317	29,666
7.00%, 08/25/2023	49,740	52,424
7.69% (-1 x 10 Year CMT Rate + 10.75%, 10.00% Cap), 08/25/2023 IO (2)(5)	25,715	3,240
0.00%, 09/25/2023 PO	931	887
0.00%, 09/25/2023 PO	2,362	2,228
3.16% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 09/25/2023 (2)	1,195	1,194
6.50%, 09/25/2023	2,703	2,858
12.50% (-9 x 1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023 (2)(5)	1,865	2,013
12.57% (-2 x 11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023 (2)(5)	1,503	1,629
6.50%, 10/25/2023	39,855	42,202
6.50%, 10/25/2023	16,042	16,916
10.50% (-8 x 11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023 (2)(5)	865	993
16.36% (-3 x 1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023 (2)(5)	2,412	2,929
25.03% (-4 x 11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023 (2)(5)	1,298	1,571
0.00%, 11/25/2023 PO	256	242
6.50%, 11/25/2023	15,078	16,182

3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023 (2)	1,217	1,226
3.51% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023 (2)	3,229	3,260
6.50%, 12/25/2023	4,045	4,312
11.87% (-1 x 11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023 (2)(5)	1,502	1,690
15.73% (-4 x 1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023 (2)(5)	3,229	3,873
26.23% (-4 x 11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023 (2)(5)	3,969	4,854
5.00%, 02/25/2024 IO	23,153	592
5.00%, 03/25/2024 IO	4,586	109
5.00%, 03/25/2024 IO	3,700	56
6.50%, 03/25/2024	74,093	78,687
6.50%, 03/25/2024	12,772	13,474
7.00%, 04/25/2024	48,937	52,550
7.00%, 04/25/2024	113,771	120,165
5.50%, 07/25/2024	13,102	13,450
5.50%, 08/25/2024	130,371	134,921
5.00%, 11/25/2024	203,730	208,732
8.50%, 01/25/2025	2,764	3,030
8.80%, 01/25/2025	3,355	3,742
5.50%, 08/25/2025	129,180	135,242
5.50%, 01/25/2026	85,979	89,433
20.72% (-5 x 1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026 (2)(5)	18,322	23,295
7.00%, 11/25/2026	27,666	29,656
1.84%, 03/25/2027 IO (4)	12,383	268
1.84%, 03/25/2027 IO (4)	4,000	108
7.50%, 04/18/2027	5,071	5,670
7.50%, 04/20/2027	7,551	8,474
6.50%, 04/25/2027	17,640	18,932
7.50%, 05/20/2027	32,496	36,472
6.50%, 07/18/2027	1,607	1,746
7.00%, 12/18/2027 IO	8,190	881
6.00%, 07/18/2028	10,167	11,022
5.09% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028 IO (2)(5)	264,726	27,706
3.00%, 12/25/2028	1,237,521	1,180,159
5.64% (-1 x 1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028 IO (2)(5)	8,518	494
6.00%, 12/25/2028	4,872	5,111
5.00%, 03/25/2029	230,869	238,080
5.50%, 04/18/2029	20,879	21,236
6.35%, 04/25/2029	5,914	6,318
7.50%, 12/18/2029	9,005	10,049
7.50%, 02/25/2030	52,734	59,300
6.59% (-1 x 1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030 IO (2)(5)	16,632	2,061
3.00%, 09/25/2030	1,187,313	1,187,396
8.50%, 01/25/2031 IO	2,385	529
7.00%, 03/25/2031	5,364	6,053
3.50%, 04/25/2031	1,084,000	1,108,579
6.00%, 07/25/2031 IO	32,096	6,748
7.00%, 07/25/2031	18,592	21,106
7.00%, 08/25/2031	38,465	42,793
6.50%, 09/25/2031	8,322	9,204
7.00%, 09/25/2031	52,067	58,892
7.00%, 09/25/2031	10,014	11,319
7.00%, 09/25/2031	9,697	10,882
15.73% (-4 x 1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031 (2)(5)	24,040	31,167
6.50%, 10/25/2031	5,818	6,243
15.43% (-3 x 1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031 (2)(5)	15,994	21,418
6.00%, 11/25/2031	59,230	64,967
7.00%, 11/25/2031	63,112	71,481

10.59% (-2 x 1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031 (2)(5)	17,816	22,077
11.63% (-2 x 1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031 (2)(5)	1,742	2,133
0.00%, 01/25/2032 PO	2,371	2,140
17.04% (-3 x 1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032 (2)(5)	4,305	5,722
1.60% (-1 x 1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032 IO (2)(5)	58,847	2,707
10.00% (-7 x 1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032 (2)(5)	848	1,044
0.00%, 04/25/2032 PO	1,943	1,666
6.00%, 04/25/2032	142,311	153,469
6.50%, 04/25/2032	27,090	30,021
6.50%, 05/25/2032	55,647	61,571
6.50%, 06/25/2032	23,039	25,151
6.50%, 07/25/2032 IO	105,119	14,983
6.50%, 08/25/2032	64,688	71,217
12.91% (-3 x 1 Month LIBOR USD + 19.80%, 19.80% Cap), 08/25/2032 (2)(5)	11,270	11,316
3.31% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032 (2)	305,294	311,397
5.00%, 11/25/2032	15,665	16,404
6.00%, 11/25/2032	430,384	476,574
8.50% (-7 x 1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032 (2)(5)	19,933	22,114
0.00%, 12/25/2032 PO	12,889	11,109
5.50%, 12/25/2032	142,322	154,816
9.89% (-2 x 1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032 (2)(5)	10,582	12,232
6.50%, 02/25/2033	22,522	24,511
5.00%, 03/25/2033 IO	26,571	2,890
4.00%, 04/25/2033	227,875	235,793
0.00%, 05/25/2033 PO	6,694	5,695
4.00%, 05/25/2033	13,302	13,763
6.00%, 05/25/2033	42,289	46,594
6.00%, 05/25/2033	173,363	183,124
6.00%, 05/25/2033	94,015	101,052
6.00%, 05/25/2033 IO (4)	10,533	2,280
6.50%, 05/25/2033 IO	98,636	22,020
7.00%, 05/25/2033 IO	175,640	21,729
4.59% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033 IO (2)(5)	73,330	3,112
5.75%, 06/25/2033	66,448	71,918
9.19% (-2 x 1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033 (2)(5)	54,548	58,515
7.88% (-3 x 1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033 (2)(5)	28,186	31,324
9.19% (-2 x 1 Month LIBOR USD + 14.20%, 14.20% Cap), 07/25/2033 (2)(5)	9,668	9,675
0.00%, 08/25/2033 PO	5,702	5,337
4.33% (-1 x 1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033 (2)(5)	95,774	95,081
5.50%, 08/25/2033 IO	243,641	41,449
5.50%, 08/25/2033	116,779	127,087
5.66% (-2 x 1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033 (2)(5)	9,385	10,367
10.63% (-3 x 1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033 (2)(5)	36,428	40,271
3.50%, 09/25/2033	1,500,000	1,504,986
8.32% (-2 x 1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033 (2)(5)	17,645	19,601
3.00%, 10/25/2033	908,000	876,530
5.50%, 10/25/2033	840,294	912,814
5.09% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033 IO (2)(5)	126,849	20,459
0.00%, 12/25/2033 PO	98,207	83,340
9.09% (-2 x 1 Month LIBOR USD + 14.10%, 14.10% Cap), 12/25/2033 (2)(5)	9,191	9,375
3.26% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034 (2)	148,914	151,913
7.76% (-2 x 1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034 (2)(5)	5,057	5,575
11.19% (-2 x 1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034 (2)(5)	13,953	15,287
5.50%, 02/25/2034	2,880	2,880
18.58% (-4 x 1 Month LIBOR USD + 28.60%, 28.60% Cap), 02/25/2034 (2)(5)	7,584	7,725
0.00%, 03/25/2034 PO	118,631	107,794
2.91% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034 (2)	108,807	109,162

5.50%, 04/25/2034	246,750	271,483
12.63% (-3 x 1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034 (2)(5)	61,908	77,093
2.91% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034 (2)	273,507	274,860
9.61% (-3 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034 (2)(5)	16,453	19,060
12.63% (-3 x 1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034 (2)(5)	116,938	153,815
13.98% (-4 x 1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034 (2)(5)	25,191	31,505
5.50%, 07/25/2034	444,428	474,631
9.23% (-2 x 1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034 (2)(5)	16,512	18,975
2.76% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034 (2)	66,234	66,246
12.91% (-3 x 1 Month LIBOR USD + 19.80%, 19.80% Cap), 11/25/2034 (2)(5)	21,324	22,439
15.73% (-4 x 1 Month LIBOR USD + 25.13%, 25.13% Cap), 01/25/2035 (2)(5)	3,282	3,343
0.00%, 04/25/2035 PO	44,819	43,690
2.86% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035 (2)	123,149	123,486
10.73% (-3 x 1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035 (2)(5)	8,180	9,051
13.13% (-3 x 1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035 (2)(5)	129,882	151,591
13.24% (-3 x 1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035 (2)(5)	89,289	104,907
15.56% (-4 x 1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035 (2)(5)	29,815	34,669
5.00%, 06/25/2035	17,339	17,391
12.97% (-5 x 1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035 (2)(5)	35,934	50,023
4.20% (-1 x 1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035 IO (2)(5)	89,236	11,473
5.75%, 07/25/2035	1,755,077	1,977,883
11.11% (-3 x 1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035 (2)(5)	33,103	41,634
5.50%, 08/25/2035	120,214	129,533
5.50%, 08/25/2035	647,371	650,544
10.43% (-3 x 1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035 (2)(5)	42,894	50,352
10.61% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035 (2)(5)	46,483	54,798
0.00%, 09/25/2035 PO	15,892	14,875
14.18% (-4 x 1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035 (2)(5)	12,181	14,946
0.00%, 10/25/2035 PO	27,227	24,177
5.75%, 10/25/2035	109,250	118,184
10.61% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035 (2)(5)	48,235	58,138
15.38% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035 (2)(5)	232,333	305,576
5.50%, 12/25/2035	61,392	64,685
5.50%, 12/25/2035	565,316	618,982
6.00%, 12/25/2035	20,202	21,689
6.00%, 12/25/2035	741,585	764,499
0.00%, 01/25/2036 PO	5,904	5,736
5.50%, 01/25/2036	39,098	41,323
0.00%, 03/25/2036 PO	203,146	166,191
0.00%, 03/25/2036 PO	22,262	19,107
4.19% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036 IO (2)(5)	744,869	126,143
5.50%, 03/25/2036	289,753	312,455
5.50%, 03/25/2036	258,237	277,605
5.50%, 03/25/2036	78,746	84,799
15.38% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036 (2)(5)	19,037	27,213
0.00%, 04/25/2036 PO	29,083	26,044
0.00%, 04/25/2036 PO	70,931	59,789
0.00%, 04/25/2036 PO	60,762	54,138
2.76% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036 (2)	92,134	91,380
18.87% (-5 x 1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036 (2)(5)	22,123	31,787
0.00%, 06/25/2036 PO	18,722	16,605
0.00%, 06/25/2036 PO	56,890	51,359
0.00%, 06/25/2036 PO	128,833	108,267
0.00%, 06/25/2036 PO	36,961	31,597
0.00%, 06/25/2036 PO	156,571	138,534
2.91% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036 (2)	43,848	43,545
4.07% (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036 IO (2)(5)	157,895	22,160

15.01% (-4 x 1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036 (2)(5)	7,002	9,644
2.70% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036 (2)	475,586	467,348
0.00%, 07/25/2036 PO	42,694	36,789
0.00%, 07/25/2036 PO	11,618	10,136
0.00%, 07/25/2036 PO	22,967	19,729
0.00%, 07/25/2036 PO	19,261	18,614
2.80% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036 (2)	352,289	351,672
2.97% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036 (2)	37,077	37,334
4.01% (-1 x 1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036 IO (2)(5)	58,846	5,947
6.00%, 07/25/2036	490,092	537,301
6.50%, 07/25/2036	211,076	236,944
6.50%, 07/25/2036	279,763	314,800
18.78% (-4 x 1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036 (2)(5)	21,417	31,700
24.86% (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036 (2)(5)	16,133	26,751
0.00%, 08/25/2036 PO	31,885	28,370
0.00%, 08/25/2036 PO	43,618	39,444
0.00%, 08/25/2036 PO	77,125	68,535
0.00%, 08/25/2036 PO	14,835	13,340
2.86% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036 (2)	134,520	134,677
3.99% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036 IO (2)(5)	93,197	20,051
6.50%, 08/25/2036	158,241	174,273
6.50%, 08/25/2036	38,775	42,424
0.00%, 09/25/2036 PO	39,085	34,818
0.00%, 09/25/2036 PO	44,997	40,660
0.00%, 09/25/2036 PO	17,784	15,898
6.50%, 09/25/2036	15,763	17,203
4.50%, 10/25/2036	198,261	207,048
16.18% (-4 x 1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036 (2)(5)	24,041	33,251
0.00%, 11/25/2036 PO	66,301	56,742
0.00%, 11/25/2036 PO	10,842	9,362
0.00%, 11/25/2036 PO	30,220	26,240
2.76% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 11/25/2036 (2)	1,278,468	1,278,518
0.00%, 12/25/2036 PO	14,800	13,157
0.00%, 12/25/2036 PO	37,189	31,151
2.38% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036 (2)	81,705	81,202
2.38% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036 (2)	365,778	361,557
4.14% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036 IO (2)(5)	140,340	19,327
16.54% (-4 x 1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036 (2)(5)	6,588	8,717
0.00%, 01/25/2037 PO	35,832	29,968
0.00%, 01/25/2037 PO	104,948	88,005
5.50%, 01/25/2037	35,170	36,951
2.76% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037 (2)	101,815	101,417
23.96% (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037 (2)(5)	8,374	21,081
0.00%, 03/25/2037 PO	29,207	25,613
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037 (2)	70,836	71,248
3.26% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037 (2)	52,714	54,855
3.57% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037 IO (2)(5)	6,461	344
3.93% (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037 IO (2)(5)	254,048	37,207
5.00%, 03/25/2037	7,330	7,705
6.00%, 03/25/2037	353,113	377,251
0.00%, 04/25/2037 PO	100,375	90,363
3.59% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037 IO (2)(5)	57,889	4,500
14.31% (-3 x 1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037 (2)(5)	51,609	68,401
0.00%, 05/25/2037 PO	14,157	12,765
2.81% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037 (2)	49,625	49,517
6.00%, 05/25/2037	188,150	204,166
2.91% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037 (2)	280,091	281,603

2.96% (1 Month LIBOR USD + 0.00%, 6.50% Cap), 06/25/2037 (2)	23,536	24,568
3.27% (-1 x 1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037 IO (2)(5)	48,320	5,426
3.59% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037 IO (2)(5)	165,190	21,557
3.59% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037 IO (2)(5)	58,516	7,804
6.50%, 06/25/2037	28,983	31,604
0.00%, 07/25/2037 PO	69,490	62,187
2.88% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037 (2)	64,351	64,438
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037 (2)	40,733	40,968
3.89% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037 IO (2)(5)	453,389	61,349
4.11% (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037 IO (2)(5)	165,251	19,362
4.64% (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037 IO (2)(5)	704,937	136,260
5.50%, 07/25/2037	183,000	197,046
10.23% (-3 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037 (2)(5)	39,504	44,964
2.96% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/25/2037 (2)	165,406	166,113
5.50%, 08/25/2037	46,833	50,545
6.00%, 08/25/2037	65,264	71,794
6.00%, 08/25/2037	20,919	23,167
6.00%, 08/25/2037	97,789	106,738
6.00%, 08/25/2037	95,120	102,423
14.83% (-4 x 1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037 (2)(5)	60,606	82,164
2.96% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2037 (2)	867,567	872,665
4.03% (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037 IO (2)(5)	233,338	40,316
9.88% (-3 x 1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037 (2)(5)	15,584	18,181
0.00%, 10/25/2037 PO	619,543	550,320
3.94% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037 IO (2)(5)	193,422	26,055
3.95% (-1 x 1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037 IO (2)(5)	251,238	31,376
6.07%, 10/25/2037 (4)	71,131	77,221
3.85% (-1 x 1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037 IO (2)(5)	7,292	856
3.89% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037 IO (2)(5)	215,183	24,283
3.94% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037 IO (2)(5)	236,676	32,555
6.50%, 12/25/2037	175,539	197,621
1.45%, 01/25/2038 IO (4)	458,211	16,614
3.40% (-1 x 1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038 IO (2)(5)	221,701	26,283
3.49% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038 IO (2)(5)	437,205	50,520
3.41% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038 (2)	49,994	51,217
3.69% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038 IO (2)(5)	52,656	6,756
3.72% (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038 IO (2)(5)	65,485	6,589
4.48% (-1 x 1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038 IO (2)(5)	110,777	16,863
8.99% (-2 x 1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038 (2)(5)	25,230	27,640
4.34% (-1 x 1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038 IO (2)(5)	49,464	4,854
4.39% (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038 IO (2)(5)	80,409	9,217
6.50%, 04/25/2038	46,758	48,449
13.18% (-3 x 1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038 (2)(5)	32,222	38,268
0.00%, 05/25/2038 PO	2,310	1,921
1.62%, 06/25/2038 IO (4)	185,578	10,388
4.69% (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038 IO (2)(5)	58,467	8,360
5.00%, 07/25/2038	54,480	57,645
5.00%, 07/25/2038	55,172	59,329
5.50%, 07/25/2038	226,466	246,330
3.34% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038 IO (2)(5)	207,551	22,091
3.34% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038 IO (2)(5)	136,380	10,676
4.50%, 11/25/2038	1,073	1,070
2.91% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 12/25/2038 (2)	40,758	40,834
4.00%, 02/25/2039	109,548	110,695
4.04% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039 IO (2)(5)	151,921	23,561
4.50%, 02/25/2039	9,068	9,496
4.14% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039 IO (2)(5)	70,988	10,407

2.96% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039 (2)	275,840	277,684
5.00%, 07/25/2039 IO	100,245	18,504
7.00%, 07/25/2039	3,415	3,783
5.00%, 08/25/2039	380,477	403,796
6.00%, 08/25/2039	440,545	484,758
5.00%, 09/25/2039	224,670	228,503
6.03%, 09/25/2039 (4)	190,287	209,835
3.39% (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039 IO (2)(5)	60,691	6,295
5.50%, 10/25/2039 IO	225,823	41,849
3.67% (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039 IO (2)(5)	78,004	8,290
4.29%, 12/25/2039 (4)	225,463	240,702
6.30%, 12/25/2039 (4)	339,291	372,980
0.00%, 01/25/2040 PO	54,694	46,325
3.74% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040 IO (2)(5)	159,021	20,152
6.23%, 02/25/2040 (4)	74,790	81,689
6.21%, 03/25/2040 (4)	241,109	269,424
6.44%, 03/25/2040 (4)	259,662	291,956
7.65% (-2 x 1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040 (2)(5)	351,347	388,456
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040 (2)	78,409	78,956
3.91% (-1 x 1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040 IO (2)(5)	109,842	14,149
9.31% (-3 x 1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040 (2)(5)	162,424	200,257
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040 (2)	97,844	99,019
3.89% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040 IO (2)(5)	69,307	9,397
0.00%, 06/25/2040 PO	91,585	77,313
5.00%, 06/25/2040	760,241	804,030
5.50%, 06/25/2040	1,007,000	1,078,670
5.50%, 07/25/2040	428,866	472,023
4.00%, 08/25/2040	135,678	135,427
5.00%, 09/25/2040	206,000	225,057
5.50%, 10/25/2040	1,659,476	1,853,261
1.93% (-1 x 1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040 IO (2)(5)	807,602	46,451
4.50%, 12/25/2040	5,359,402	5,833,721
3.06% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041 (2)	181,775	182,665
4.02% (-1 x 1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041 IO (2)(5)	769,506	141,774
1.30%, 04/25/2041 IO (4)	912,876	43,871
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041 (2)	79,385	79,926
3.06% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041 (2)	212,819	214,748
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041 (2)	288,408	290,595
7.00%, 11/25/2041	1,552,468	1,776,546
7.00%, 11/25/2041	1,369,753	1,542,786
7.00%, 11/25/2041	1,232,248	1,409,330
4.50%, 01/25/2042	2,321,222	2,510,067
3.50%, 03/25/2042	1,000,000	982,901
6.50%, 06/25/2042	63,375	71,344
2.96% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042 (2)	461,762	461,049
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042 (2)	229,405	230,271
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042 (2)	1,674,941	1,685,676
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042 (2)	687,633	691,922
3.00%, 02/25/2043	1,000,000	945,475
3.50%, 02/25/2043	461,648	469,492
0.00%, 09/25/2043 PO	1,511,785	1,192,272
0.00%, 10/25/2043 PO	1,080,011	837,644
0.00%, 12/25/2043 PO	2,833,855	2,277,389
3.50%, 06/25/2044	5,826,444	5,888,423
3.00%, 06/25/2045	2,310,935	2,306,699
2.50%, 11/25/2045	7,429,725	7,247,807
3.00%, 01/25/2046	2,268,406	2,250,276

3.00%, 04/25/2046	6,390,040	6,330,627
3.00%, 06/25/2046	5,834,126	5,771,725
3.59% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049 IO (2)(5)	94,517	7,591
5.81%, 02/25/2051 (4)	127,286	135,027
5.43%, 07/25/2051 (4)	31,159	33,765
4.00%, 05/25/2053	4,808,701	4,998,581
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	63,533	69,419
6.50%, 07/25/2042	104,820	115,821
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	427,333	454,738
6.50%, 09/25/2042	167,447	185,968
Fannie Mae Trust 2003-W8
2.91% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042 (2)	36,432	36,045
7.00%, 10/25/2042	188,493	213,681
Fannie Mae Trust 2004-W1
7.00%, 12/25/2043	265,165	303,670
Fannie Mae Trust 2004-W15
2.76% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044 (2)	155,517	154,553
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	56,212	62,931
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	55,940	63,642
Fannie Mae Trust 2005-W3
2.73% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045 (2)	1,255,241	1,249,885
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	67,816	74,098
Fannie Mae Trust 2006-W2
3.97%, 11/25/2045 (4)	182,502	192,432
2.73% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046 (2)	589,088	588,849
Fannie Mae Whole Loan
2.77% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046 (2)	1,445,387	1,423,135
Fannie Mae-Aces
2.80% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap), 08/25/2019 (2)	79,249	79,156
4.33%, 03/25/2020 (4)	420,100	424,045
3.66%, 11/25/2020	221,489	223,181
3.76%, 06/25/2021	717,351	730,390
2.92%, 08/25/2021	634,901	636,823
3.23% (1 Month LIBOR USD + 0.93%), 11/25/2022 (2)	1,251,012	1,261,551
2.28%, 12/25/2022	1,299,973	1,279,794
2.39%, 01/25/2023 (4)	1,053,168	1,037,182
3.51%, 12/25/2023 (4)	2,608,542	2,669,806
3.46%, 01/25/2024 (4)	16,000,000	16,383,694
3.10%, 07/25/2024 (4)	1,066,000	1,073,207
3.02%, 08/25/2024 (4)	1,273,000	1,271,856
2.53%, 09/25/2024	1,390,000	1,356,339
2.72%, 10/25/2024	13,450,000	13,210,893
2.59%, 12/25/2024	1,640,000	1,596,979
3.04%, 12/25/2024 (4)	2,666,203	2,685,249
2.83%, 01/25/2025 (4)	2,401,927	2,389,534
2.90%, 01/25/2025 (4)	2,000,000	1,978,104
2.94%, 11/25/2025 (4)	8,800,000	8,699,586
2.38%, 09/25/2026	5,500,000	5,216,086
2.42%, 10/25/2026 (4)	5,335,000	5,023,254
2.49%, 12/25/2026 (4)	8,000,000	7,555,620
2.60%, 12/25/2026 (4)	43,307,000	41,212,323
2.96%, 02/25/2027 (4)	3,535,000	3,440,562

3.09%, 04/25/2027 (4)	23,211,000	22,798,833
3.06%, 05/25/2027 (4)	29,130,000	28,532,416
3.08%, 06/25/2027 (4)	5,513,000	5,423,390
3.04%, 03/25/2028 (4)	18,466,000	17,961,673
3.33%, 06/25/2028 (4)	5,160,000	5,132,301
3.38%, 07/25/2028 (4)	7,880,968	8,079,516
3.38%, 07/25/2028 (4)	35,477,000	35,445,507
3.18%, 04/25/2029 (4)	4,540,000	4,464,776
2.98%, 08/25/2029	2,200,000	2,116,367
3.09%, 02/25/2030 (4)	2,791,000	2,679,432
3.64%, 08/25/2030 (4)	7,611,341	7,666,627
FHLMC-GNMA
7.00%, 03/25/2023	8,448	8,799
6.25%, 11/25/2023	6,250	6,564
7.50%, 04/25/2024	43,734	46,853
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	3,619	3,606
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	105,980	86,315
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	16,687	16,063
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 01/25/2022	33,794	28,492
First Horizon Alternative Mortgage Securities Trust 2007-FA4
3.14% (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037 IO (2)(5)	887,082	137,706
First Horizon Mortgage Pass-Through Trust 2004-AR7
4.01%, 02/25/2035 (4)	167,933	168,256
First Horizon Mortgage Pass-Through Trust 2005-AR1
3.93%, 04/25/2035 (4)	84,123	85,434
Freddie Mac
3.50%, 07/01/2046	2,591,536	2,599,123
Freddie Mac Gold Pool
6.50%, 09/01/2019	150	150
5.50%, 12/01/2019	652	653
6.00%, 02/01/2020	106	107
5.50%, 04/01/2020	780	780
5.50%, 06/01/2020	8	8
6.00%, 06/01/2020	2,428	2,442
8.00%, 07/01/2020	1	1
6.00%, 08/01/2020	1,258	1,272
6.00%, 07/01/2021	100	100
6.00%, 07/01/2021	3,661	3,685
6.00%, 03/01/2022	379	380
6.50%, 03/01/2022	2,116	2,152
5.50%, 02/01/2024	8,759	8,977
8.00%, 08/01/2024	587	642
8.00%, 11/01/2024	385	407
7.50%, 08/01/2025	1,051	1,133
3.50%, 11/01/2025	305,677	309,460
3.50%, 12/01/2025	1,009,800	1,022,981
10.00%, 03/17/2026	2,981	3,002
7.00%, 04/01/2026	1,242	1,359
4.00%, 05/01/2026	1,101,283	1,129,901
3.50%, 08/01/2026	1,148,447	1,163,323
3.50%, 01/01/2027	201,427	204,044
6.50%, 01/01/2028	44,250	48,269
2.50%, 03/01/2028	9,265,286	9,156,503

2.50%, 04/01/2028	2,398,117	2,369,943
2.50%, 06/01/2028	974,461	963,010
3.00%, 07/01/2028	1,886,592	1,891,404
8.50%, 07/01/2028	2,913	3,291
3.00%, 08/01/2028	1,041,749	1,044,172
3.00%, 09/01/2028	3,866,423	3,874,505
3.00%, 10/01/2028	1,614,968	1,617,977
7.00%, 12/01/2028	47,294	53,253
3.00%, 05/01/2029	1,494,398	1,495,800
6.50%, 06/01/2029	14,876	16,333
7.00%, 07/01/2029	961	1,036
6.50%, 08/01/2029	89,475	98,714
6.00%, 10/01/2029	14,329	15,599
2.50%, 03/01/2030	1,764,602	1,731,408
2.50%, 07/01/2030	4,107,848	4,021,162
10.00%, 10/01/2030	34,584	36,430
7.00%, 01/01/2031	37,532	41,252
3.00%, 04/01/2031	6,815,535	6,791,179
2.50%, 07/01/2031	3,538,208	3,452,721
2.50%, 08/01/2031	2,130,680	2,079,201
3.00%, 09/01/2031	1,585,671	1,580,410
2.00%, 01/01/2032	6,754,631	6,463,400
3.50%, 01/01/2032	614,588	625,932
7.50%, 01/01/2032	99,633	109,462
3.00%, 02/01/2032	10,878,869	10,839,993
3.00%, 02/01/2032	7,592,921	7,565,787
3.50%, 03/01/2032	252,643	257,307
7.00%, 07/01/2032	3,385	3,676
7.00%, 08/01/2032	5,256	5,873
5.50%, 01/01/2033	83,673	90,355
3.50%, 02/01/2033	182,149	184,768
6.00%, 02/01/2033	26,754	27,848
3.50%, 05/01/2033	857,287	869,699
3.50%, 05/01/2033	222,930	226,157
5.50%, 10/01/2033	42,982	46,620
6.00%, 12/01/2033	13,109	14,098
3.50%, 01/01/2034	9,159,718	9,328,827
5.00%, 01/01/2034	31,986	33,953
6.00%, 01/01/2034	28,740	31,798
6.00%, 01/01/2034	23,722	25,452
5.00%, 06/01/2034	88,103	93,488
5.00%, 09/01/2034	88,160	93,198
6.50%, 11/01/2034	10,958	12,558
6.50%, 01/01/2035	99,305	110,174
5.00%, 03/01/2035	38,563	40,845
5.50%, 07/01/2035	91,778	99,227
5.00%, 08/01/2035	1,429,932	1,523,228
4.50%, 11/01/2035	13,621	14,163
6.50%, 12/01/2035	28,025	29,784
6.50%, 12/01/2035	67,220	75,811
5.50%, 01/01/2036	21,159	22,860
5.00%, 03/01/2036	2,968,997	3,151,716
5.00%, 07/01/2036	2,709	2,875
5.00%, 11/01/2036	81,213	86,196
6.00%, 11/01/2036	9,264	9,948
6.50%, 11/01/2036	119,810	129,951
6.50%, 11/01/2036	24,850	28,409

6.50%, 11/01/2036	243,617	266,013
5.50%, 12/01/2036	39,620	42,827
6.00%, 12/01/2036	8,681	9,468
6.00%, 12/01/2036	19,175	20,933
6.50%, 12/01/2036	122,711	136,266
6.50%, 12/01/2036	283,583	318,869
7.50%, 12/01/2036	335,238	366,453
3.00%, 01/01/2037	3,292,278	3,256,794
6.50%, 01/01/2037	6,357	6,477
6.50%, 01/01/2037	18,882	20,231
6.50%, 02/01/2037	25,983	27,784
7.00%, 02/01/2037	8,439	9,721
5.00%, 03/01/2037	219,965	233,162
5.00%, 06/01/2037	247,622	262,329
6.50%, 06/01/2037	15,297	16,285
5.00%, 08/01/2037	246,475	261,003
3.50%, 11/01/2037	3,397,457	3,441,389
6.50%, 11/01/2037	61,764	69,614
3.00%, 12/01/2037	932,989	920,615
3.00%, 01/01/2038	1,395,736	1,380,681
7.50%, 01/01/2038	69,178	80,750
7.50%, 01/01/2038	42,295	49,754
5.00%, 02/01/2038	262,812	277,893
5.00%, 03/01/2038	74,385	78,716
5.00%, 03/01/2038	307,866	325,765
5.00%, 03/01/2038	273,594	289,513
5.00%, 03/01/2038	260,004	275,717
6.50%, 03/01/2038	59,295	67,444
5.00%, 04/01/2038	182,591	193,146
5.50%, 05/01/2038	64,254	68,747
5.50%, 08/01/2038	83,401	90,137
5.00%, 09/01/2038	36,520	38,642
5.00%, 09/01/2038	209,998	222,211
7.50%, 09/01/2038	32,314	36,363
5.00%, 11/01/2038	80,709	85,347
5.00%, 11/01/2038	1,535	1,624
5.00%, 12/01/2038	247,807	262,217
5.00%, 12/01/2038	864	914
5.50%, 01/01/2039	3,139,096	3,392,215
5.00%, 02/01/2039	510,050	539,563
5.00%, 05/01/2039	8,918	9,530
4.50%, 07/01/2039	232,574	243,385
4.50%, 10/01/2039	1,906,681	1,996,953
5.00%, 10/01/2039	569,338	602,439
4.50%, 11/01/2039	2,171,562	2,273,925
4.50%, 11/01/2039	2,930,683	3,067,005
5.00%, 01/01/2040	132,123	140,269
5.00%, 03/01/2040	2,798,989	2,962,597
5.00%, 03/01/2040	223,377	236,292
5.50%, 03/01/2040	28,779	30,856
4.50%, 05/01/2040	1,053,089	1,102,941
5.50%, 05/01/2040	2,086,362	2,239,518
4.50%, 08/01/2040	494,192	517,602
5.00%, 08/01/2040	1,453,468	1,538,876
5.00%, 08/01/2040	389,982	412,897
5.50%, 08/01/2040	866,470	928,505
4.00%, 09/01/2040	840,475	864,768

4.50%, 09/01/2040	364,270	381,527
4.50%, 09/01/2040	1,550,075	1,623,503
4.00%, 11/01/2040	2,625,666	2,701,635
4.00%, 11/01/2040	44,304	45,583
4.00%, 12/01/2040	1,602,367	1,648,729
4.00%, 12/01/2040	467,602	481,122
4.00%, 12/01/2040	1,249,796	1,285,954
4.00%, 12/01/2040	1,527,424	1,571,618
4.00%, 12/01/2040	1,059,630	1,090,288
4.00%, 01/01/2041	984,754	1,013,250
4.00%, 01/15/2041 (6)	4,645,000	4,735,249
4.50%, 01/15/2041 (6)	1,000,000	1,035,408
4.50%, 03/01/2041	296,531	310,578
5.00%, 04/01/2041	1,263,956	1,338,266
4.50%, 05/01/2041	2,080,424	2,178,794
5.00%, 06/01/2041	357,155	377,424
4.50%, 08/01/2041	766,604	802,409
4.00%, 10/01/2041	5,112,037	5,259,985
4.00%, 11/01/2041	13,668	14,063
4.00%, 01/01/2042	255,372	262,763
3.50%, 01/15/2042 (6)	1,820,000	1,819,427
3.50%, 05/01/2042	1,035,689	1,043,639
4.00%, 05/01/2042	16,771	17,256
3.50%, 06/01/2042	507,801	511,698
3.50%, 06/01/2042	3,050,717	3,068,415
4.00%, 06/01/2042	2,509,985	2,575,438
3.50%, 07/01/2042	11,839,801	11,930,687
3.00%, 08/01/2042	2,139,424	2,105,070
3.50%, 08/01/2042	1,008,689	1,016,348
3.50%, 09/01/2042	3,783,260	3,812,303
3.50%, 09/01/2042	6,754,683	6,806,452
3.00%, 10/01/2042	5,402,005	5,312,745
3.50%, 10/01/2042	12,476,992	12,572,770
3.50%, 10/01/2042	3,073,569	3,097,164
4.00%, 10/01/2042	107,149	108,265
3.00%, 11/01/2042	6,770,389	6,660,800
3.50%, 11/01/2042	109,591	110,064
3.50%, 11/01/2042	3,466,218	3,492,827
3.50%, 11/01/2042	1,270,422	1,280,175
3.50%, 12/01/2042	3,990,164	4,020,786
3.50%, 01/01/2043	8,978,476	9,047,235
4.00%, 01/01/2043	282,209	289,611
3.00%, 02/01/2043	455,957	448,211
3.00%, 03/01/2043	2,908,753	2,859,000
3.00%, 03/01/2043	5,910,089	5,809,687
3.50%, 03/01/2043	919,526	926,542
3.00%, 04/01/2043	13,374,684	13,149,076
3.00%, 04/01/2043	106,340	104,496
3.50%, 05/01/2043	335,122	337,076
3.00%, 06/01/2043	16,431,072	16,131,557
3.00%, 06/01/2043	41,935	41,209
3.50%, 06/01/2043	1,133,794	1,140,382
3.50%, 06/01/2043	1,879,307	1,893,635
4.00%, 06/01/2043	22,016	22,575
3.00%, 07/01/2043	30,926	30,387
3.00%, 07/01/2043	407,458	400,366
3.50%, 07/01/2043	639,924	644,770

3.00%, 08/01/2043	576,651	566,674
3.00%, 08/01/2043	7,836,185	7,700,017
4.00%, 09/01/2043	228,548	234,877
4.00%, 09/01/2043	8,077,337	8,310,832
3.50%, 10/01/2043	253,811	255,707
4.00%, 11/01/2043	99,911	102,370
4.00%, 11/01/2043	214,888	219,967
4.00%, 12/01/2043	260,653	266,640
4.00%, 12/01/2043	2,021,876	2,069,123
4.00%, 12/01/2043	1,044,823	1,073,766
4.50%, 12/01/2043	1,041,570	1,091,922
4.00%, 01/01/2044	153,612	157,772
4.00%, 01/01/2044	617,125	631,546
4.00%, 03/01/2044	3,411,335	3,487,878
4.50%, 03/01/2044	752,294	780,018
3.50%, 05/01/2044	16,873,475	17,002,943
4.50%, 05/01/2044	1,130,181	1,171,811
4.50%, 07/01/2044	355,016	368,100
4.50%, 07/01/2044	48,065	49,837
4.50%, 09/01/2044	2,207,663	2,289,026
4.00%, 10/01/2044	9,220,773	9,453,767
3.50%, 01/01/2045	14,663,625	14,776,204
4.00%, 01/01/2045	557,428	569,763
3.50%, 03/01/2045	3,824,191	3,838,157
3.00%, 05/01/2045	1,405,323	1,375,839
3.00%, 05/01/2045	2,681,376	2,625,849
3.00%, 06/01/2045	665,982	653,378
3.50%, 07/01/2045	1,026,436	1,030,185
3.00%, 10/01/2045	5,620,113	5,522,697
4.00%, 10/01/2045	830,150	847,665
4.00%, 10/01/2045	10,580,130	10,802,007
4.00%, 11/01/2045	15,734,119	16,064,449
3.00%, 12/01/2045	10,018,156	9,783,494
3.50%, 12/01/2045	11,111,616	11,152,199
3.50%, 12/01/2045	1,393,357	1,398,446
4.50%, 12/01/2045	1,526,456	1,582,640
3.50%, 01/01/2046	11,026,526	11,066,789
4.00%, 01/01/2046	3,905,045	4,006,986
4.00%, 01/01/2046	3,900,182	3,998,731
3.50%, 02/01/2046	9,185,247	9,217,839
3.00%, 03/01/2046	6,647,783	6,488,462
3.50%, 03/01/2046	10,613,131	10,661,744
3.00%, 04/01/2046	4,747,582	4,633,801
3.00%, 05/01/2046	12,767,630	12,461,639
4.00%, 05/01/2046	412,565	421,185
4.00%, 06/01/2046	12,540,923	12,816,300
3.50%, 07/01/2046	4,778,012	4,791,005
3.50%, 08/01/2046	8,660,455	8,710,879
4.00%, 08/01/2046	2,957,889	3,019,690
3.00%, 09/01/2046	31,308,082	30,557,722
4.50%, 09/01/2046	5,377,615	5,575,686
3.00%, 10/01/2046	4,038,220	3,941,437
3.00%, 10/01/2046	15,923,644	15,564,238
3.50%, 10/01/2046	19,866,898	19,927,143
4.50%, 10/01/2046	4,373,164	4,534,244
3.00%, 11/01/2046	22,579,871	22,031,699
3.00%, 12/01/2046	5,534,270	5,401,630

3.50%, 12/01/2046	437,853	438,909
3.50%, 01/01/2047	4,685,831	4,696,230
4.00%, 01/01/2047	14,167,252	14,564,513
3.50%, 02/01/2047	1,033,054	1,035,148
3.00%, 03/01/2047	3,298,414	3,216,051
3.50%, 03/01/2047	570,663	571,709
4.00%, 04/01/2047	2,225,633	2,271,454
3.00%, 05/01/2047	18,266,741	17,837,244
3.00%, 05/01/2047	4,331,859	4,230,007
4.50%, 07/01/2047	6,827,594	7,254,740
4.50%, 07/01/2047	2,339,753	2,424,097
4.00%, 09/01/2047	7,671,127	7,857,964
3.50%, 10/01/2047	14,305,707	14,306,998
3.50%, 10/01/2047	1,136,886	1,136,989
3.50%, 10/01/2047	27,432,916	27,435,388
4.00%, 10/01/2047	976,597	996,176
4.50%, 10/01/2047	2,231,710	2,330,035
3.50%, 11/01/2047	2,910,329	2,910,591
3.50%, 11/01/2047	3,746,294	3,746,632
4.00%, 11/01/2047	7,179,309	7,328,825
4.50%, 11/01/2047	1,755,563	1,819,115
5.00%, 12/01/2047	7,677,997	8,039,845
3.50%, 01/01/2048	9,663,336	9,664,119
4.50%, 02/01/2048	4,020,368	4,164,523
5.00%, 02/01/2048	2,642,175	2,766,338
3.50%, 03/01/2048	9,740,914	9,750,821
3.50%, 03/01/2048	7,767,175	7,771,491
4.00%, 04/01/2048	6,940,254	7,077,721
3.50%, 05/01/2048	15,664,033	15,664,393
4.00%, 06/01/2048	15,582,888	15,964,665
4.00%, 06/01/2048	3,535,340	3,604,950
4.00%, 06/01/2048	1,963,144	2,001,929
4.50%, 06/01/2048	10,117,273	10,480,054
4.00%, 07/01/2048	5,819,714	5,934,716
4.50%, 09/01/2048	666,600	701,196
4.50%, 09/01/2048	592,478	622,260
4.50%, 09/01/2048	419,926	441,848
4.50%, 09/01/2048	450,699	472,979
4.50%, 11/01/2048	10,192,927	10,558,452
4.50%, 12/01/2048	830,711	875,620
Freddie Mac Multifamily Structured Pass Through Certificates
1.52%, 06/25/2020 IO (4)	49,146,523	816,353
2.60%, 09/25/2020	255,336	253,955
3.13%, 06/25/2021	12,700,000	12,745,758
1.41%, 05/25/2022 IO (4)	52,134,889	2,058,296
2.36%, 08/25/2022	3,146,936	3,109,813
2.86%, 08/25/2022	6,965,000	6,979,741
3.07%, 08/25/2022	2,438,000	2,448,556
2.84%, 09/25/2022	2,665,000	2,664,442
3.05% (1 Month LIBOR USD + 0.70%), 09/25/2022 (2)	1,306,817	1,307,628
0.85%, 10/25/2022 IO (4)	22,001,767	603,933
2.31%, 12/25/2022	6,000,000	5,897,286
2.52%, 01/25/2023	2,000,000	1,970,729
2.62%, 01/25/2023	8,500,000	8,374,686
3.11%, 02/25/2023	13,450,000	13,536,136
3.32%, 02/25/2023 (4)	5,550,000	5,627,800
3.49%, 01/25/2024	18,300,000	18,713,033

3.10%, 02/25/2024	11,250,000	11,329,020
3.39%, 03/25/2024	4,286,000	4,358,699
2.91%, 04/25/2024	9,500,000	9,460,031
3.04%, 07/25/2024	10,000,000	10,065,331
2.81%, 09/25/2024	6,287,000	6,210,741
2.77%, 05/25/2025	4,250,000	4,174,229
3.33%, 08/25/2025 (4)	10,000,000	10,134,779
1.37%, 03/25/2026 (4)	27,691,844	2,271,393
3.17%, 09/25/2026 (4)	7,915,000	7,862,931
3.36%, 12/25/2026	27,000,000	27,362,929
3.41%, 12/25/2026	23,275,000	23,541,489
3.51%, 01/25/2027 (4)	23,250,000	23,553,617
3.24%, 04/25/2027	7,030,000	7,018,349
3.33%, 05/25/2027	1,779,000	1,779,040
3.12%, 06/25/2027	4,263,000	4,215,953
3.19%, 07/25/2027	38,013,000	37,759,716
3.24%, 08/25/2027	2,846,000	2,834,918
3.19%, 09/25/2027 (4)	35,150,000	34,824,363
3.25%, 09/25/2027 (4)	4,900,000	4,855,094
3.30%, 11/25/2027 (4)	4,589,000	4,582,266
3.36%, 11/25/2027 (4)	18,922,000	18,868,222
3.36%, 12/25/2027 (4)	3,332,000	3,327,468
3.35%, 01/25/2028	5,167,000	5,175,680
3.21%, 04/25/2028 (4)	12,045,000	12,046,937
3.90%, 04/25/2028	8,575,000	8,897,658
3.90%, 04/25/2028	29,695,000	30,991,531
3.85%, 05/25/2028 (4)	24,120,000	25,081,549
3.85%, 05/25/2028 (4)	3,550,000	3,672,586
3.93%, 06/25/2028	4,761,000	4,977,002
3.90%, 08/25/2028 (4)	9,874,000	10,295,607
3.92%, 09/25/2028 (4)	16,096,000	16,810,608
4.05%, 09/25/2028 (4)	17,630,000	18,602,474
4.03%, 10/25/2028 (4)	5,600,000	5,872,767
3.86%, 11/25/2028 (4)	12,500,000	12,995,413
3.92%, 11/25/2028 (4)	4,100,000	4,262,909
3.08%, 01/25/2031	4,126,000	3,980,159
3.99%, 05/25/2033 (4)	16,700,000	17,281,444
3.90%, 10/25/2033 (4)	6,500,000	6,657,815
Freddie Mac Non Gold Pool
4.20% (1 Year CMT Rate + 2.20%, 14.57% Cap), 07/01/2019 (2)	10	10
4.25% (1 Year CMT Rate + 2.13%, 12.13% Cap), 07/01/2026 (2)	3,666	3,672
4.18% (1 Year CMT Rate + 2.11%, 12.12% Cap), 01/01/2027 (2)	6,176	6,380
4.45% (1 Year CMT Rate + 2.25%, 12.02% Cap), 04/01/2030 (2)	1,560	1,630
4.73% (1 Year CMT Rate + 2.37%, 10.23% Cap), 09/01/2032 (2)	4,942	5,179
4.07% (1 Year CMT Rate + 2.24%, 10.13% Cap), 05/01/2033 (2)	169,607	178,674
4.73% (1 Year CMT Rate + 2.23%, 9.36% Cap), 12/01/2033 (2)	24,627	25,852
4.07% (12 Month LIBOR USD + 1.75%, 9.21% Cap), 04/01/2034 (2)	25,776	26,949
4.52% (1 Year CMT Rate + 2.37%, 10.59% Cap), 09/01/2034 (2)	106,279	112,060
3.68% (1 Year CMT Rate + 2.25%, 10.12% Cap), 01/01/2035 (2)	59,221	62,645
3.70% (1 Year CMT Rate + 2.25%, 10.04% Cap), 01/01/2035 (2)	128,953	136,237
4.42% (12 Month LIBOR USD + 1.67%, 11.29% Cap), 08/01/2035 (2)	6,254	6,512
4.63% (6 Month LIBOR USD + 2.13%, 11.56% Cap), 12/01/2035 (2)	32,467	34,148
4.12% (12 Month LIBOR USD + 1.70%, 10.14% Cap), 02/01/2036 (2)	19,152	20,027
4.58% (1 Year CMT Rate + 2.25%, 9.84% Cap), 02/01/2036 (2)	77,790	81,707
4.04% (12 Month LIBOR USD + 2.04%, 10.70% Cap), 03/01/2036 (2)	84,204	89,296
5.00% (12 Month LIBOR USD + 2.47%, 11.74% Cap), 03/01/2036 (2)	58,236	62,433
4.12% (1 Year CMT Rate + 2.25%, 10.61% Cap), 05/01/2036 (2)	57,165	60,437

4.18% (1 Year CMT Rate + 2.25%, 10.59% Cap), 05/01/2036 (2)	86,039	90,975
4.69% (12 Month LIBOR USD + 2.33%, 10.87% Cap), 05/01/2036 (2)	18,424	19,718
4.31% (12 Month LIBOR USD + 1.99%, 10.91% Cap), 06/01/2036 (2)	79,678	83,790
4.32% (12 Month LIBOR USD + 1.94%, 10.95% Cap), 06/01/2036 (2)	259,610	273,956
4.25% (6 Month LIBOR USD + 1.73%, 12.57% Cap), 07/01/2036 (2)	41,155	42,729
4.28% (1 Year CMT Rate + 2.25%, 10.12% Cap), 07/01/2036 (2)	45,207	47,670
4.36% (1 Year CMT Rate + 2.25%, 10.84% Cap), 07/01/2036 (2)	31,032	32,674
4.13% (6 Month LIBOR USD + 1.63%, 11.56% Cap), 08/01/2036 (2)	4,249	4,399
4.16% (6 Month LIBOR USD + 1.66%, 13.04% Cap), 08/01/2036 (2)	191,513	198,474
4.19% (6 Month LIBOR USD + 1.69%, 12.81% Cap), 08/01/2036 (2)	51,768	53,708
4.27% (12 Month LIBOR USD + 1.88%, 11.05% Cap), 09/01/2036 (2)	114,348	120,401
4.48% (12 Month LIBOR USD + 1.78%, 11.25% Cap), 09/01/2036 (2)	91,567	95,881
4.20% (6 Month LIBOR USD + 1.70%, 12.35% Cap), 10/01/2036 (2)	51,435	53,222
4.23% (6 Month LIBOR USD + 1.73%, 12.98% Cap), 10/01/2036 (2)	92,957	96,514
4.29% (6 Month LIBOR USD + 1.79%, 12.45% Cap), 10/01/2036 (2)	50,284	52,326
4.35% (12 Month LIBOR USD + 1.60%, 11.38% Cap), 10/01/2036 (2)	44,120	46,551
4.73% (1 Year CMT Rate + 2.36%, 11.13% Cap), 10/01/2036 (2)	66,308	69,890
5.02% (12 Month LIBOR USD + 2.20%, 10.78% Cap), 10/01/2036 (2)	25,658	27,156
4.21% (12 Month LIBOR USD + 1.67%, 11.02% Cap), 11/01/2036 (2)	18,567	19,383
4.22% (1 Year CMT Rate + 2.24%, 9.96% Cap), 11/01/2036 (2)	45,916	48,426
4.52% (12 Month LIBOR USD + 1.64%, 10.76% Cap), 11/01/2036 (2)	92,777	96,813
4.54% (12 Month LIBOR USD + 1.78%, 11.27% Cap), 11/01/2036 (2)	52,780	55,325
4.56% (1 Year CMT Rate + 2.25%, 11.20% Cap), 11/01/2036 (2)	157,444	165,685
3.91% (12 Month LIBOR USD + 1.99%, 11.15% Cap), 12/01/2036 (2)	123,923	131,181
4.16% (12 Month LIBOR USD + 1.69%, 11.37% Cap), 12/01/2036 (2)	7,071	7,396
4.44% (12 Month LIBOR USD + 1.59%, 11.19% Cap), 12/01/2036 (2)	273,922	285,383
4.46% (12 Month LIBOR USD + 1.67%, 12.03% Cap), 12/01/2036 (2)	172,026	179,699
5.00% (12 Month LIBOR USD + 2.13%, 11.19% Cap), 12/01/2036 (2)	2,044	2,188
3.81% (12 Month LIBOR USD + 1.93%, 10.90% Cap), 01/01/2037 (2)	36,270	38,227
4.17% (6 Month LIBOR USD + 1.67%, 10.68% Cap), 01/01/2037 (2)	15,331	15,926
3.58% (12 Month LIBOR USD + 1.70%, 11.06% Cap), 02/01/2037 (2)	9,748	10,178
3.69% (12 Month LIBOR USD + 1.88%, 10.77% Cap), 02/01/2037 (2)	6,045	6,356
3.86% (12 Month LIBOR USD + 1.92%, 10.92% Cap), 02/01/2037 (2)	52,897	55,568
4.31% (12 Month LIBOR USD + 2.34%, 11.10% Cap), 02/01/2037 (2)	14,261	15,164
4.61% (6 Month LIBOR USD + 2.11%, 12.40% Cap), 02/01/2037 (2)	86,848	91,273
4.24% (12 Month LIBOR USD + 2.25%, 11.20% Cap), 03/01/2037 (2)	17,376	18,239
4.35% (12 Month LIBOR USD + 2.35%, 10.85% Cap), 03/01/2037 (2)	12,823	13,421
4.41% (6 Month LIBOR USD + 1.91%, 12.40% Cap), 03/01/2037 (2)	163,062	170,194
3.66% (12 Month LIBOR USD + 1.91%, 10.91% Cap), 04/01/2037 (2)	2,108	2,164
4.08% (12 Month LIBOR USD + 1.98%, 10.78% Cap), 04/01/2037 (2)	48,047	50,350
4.09% (6 Month LIBOR USD + 1.52%, 11.87% Cap), 05/01/2037 (2)	84,779	87,392
4.12% (12 Month LIBOR USD + 2.06%, 10.82% Cap), 05/01/2037 (2)	139,439	147,689
4.51% (6 Month LIBOR USD + 2.01%, 12.17% Cap), 05/01/2037 (2)	31,877	33,448
4.55% (6 Month LIBOR USD + 2.01%, 12.49% Cap), 05/01/2037 (2)	59,685	62,517
4.56% (12 Month LIBOR USD + 2.18%, 10.98% Cap), 05/01/2037 (2)	60,060	63,798
4.64% (6 Month LIBOR USD + 2.12%, 11.01% Cap), 05/01/2037 (2)	5,365	5,611
3.58% (12 Month LIBOR USD + 1.70%, 11.08% Cap), 06/01/2037 (2)	22,497	23,498
4.52% (12 Month LIBOR USD + 1.87%, 11.71% Cap), 07/01/2037 (2)	12,635	13,201
4.50% (12 Month LIBOR USD + 1.75%, 11.75% Cap), 11/01/2037 (2)	5,573	5,777
4.20% (12 Month LIBOR USD + 2.08%, 10.91% Cap), 04/01/2038 (2)	54,577	57,579
3.99% (12 Month LIBOR USD + 1.89%, 10.46% Cap), 05/01/2038 (2)	40,223	42,338
4.46% (12 Month LIBOR USD + 1.84%, 9.01% Cap), 07/01/2040 (2)	64,193	67,065
Freddie Mac Reference REMIC
6.00%, 04/15/2036	357,918	399,558
6.00%, 05/15/2036	476,468	530,513
Freddie Mac REMICS
0.00%, 03/15/2019 PO	266	265

6.50%, 03/15/2019 IO	34	0
0.00%, 02/15/2020 PO	34,104	33,588
5.00%, 02/15/2020 IO	10,161	198
5.00%, 02/15/2020 IO	5,436	94
6.50%, 03/15/2020	995	1,004
9.00%, 10/15/2020	124	128
6.95%, 01/15/2021	348	352
8.60%, 01/15/2021	1	1
9.50%, 01/15/2021	41	42
9.00%, 04/15/2021	168	176
3.41% (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.00% Cap), 05/15/2021 (2)	68	69
5.00%, 05/15/2021	140	140
7.00%, 05/15/2021	1,948	1,991
25.65% (-3 x 1 Month LIBOR USD + 34.00%, 34.00% Cap), 05/15/2021 (2)(5)	42	44
34.18% (-5 x 1 Month LIBOR USD + 45.23%, 45.23% Cap), 05/15/2021 (2)(5)	48	55
6.00%, 07/15/2021 (4)	328	332
5.50%, 08/15/2021	158	159
7.00%, 09/15/2021	735	745
8.50%, 09/15/2021	1,224	1,291
6.99%, 11/15/2021 (4)	32,020	32,406
895.66% (-124 x 1 Month LIBOR USD + 1,199.99%, 10.00% Floor, 1,199.99% Cap), 01/15/2022 IO (2)(5)	1	4
5.00%, 03/15/2022	96,154	96,602
7.00%, 03/15/2022	504	518
7.00%, 05/15/2022	700	710
7.50%, 08/15/2022	1,023	1,084
8.00%, 08/15/2022	2,563	2,718
3.61% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022 (2)	1,698	1,722
5.50%, 10/15/2022	44,889	45,849
3.45% (-1 x 1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022 (2)(5)	1,704	1,723
5.50%, 12/15/2022	14,695	15,005
2.08% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023 (2)	258	262
7.50%, 02/15/2023	15,213	16,123
5.50%, 03/15/2023	146,000	150,023
3.61% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023 (2)	9,668	9,842
5.50%, 04/15/2023	147,000	151,403
7.00%, 04/15/2023	14,387	15,157
7.50%, 04/15/2023	2,967	3,148
5.00%, 05/15/2023	15,081	15,429
6.48% (-1 x 3 Month CMT Rate + 8.90%, 8.90% Cap), 05/15/2023 (2)(5)	6,678	7,031
7.00%, 05/15/2023	1,557	1,652
5.60%, 06/15/2023	30,368	31,439
2.20% (10 Year CMT Rate + -0.70%, 10.00% Cap), 07/15/2023 (2)	6,293	6,276
6.14% (-1 x 1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023 (2)(5)	9,421	9,650
23.24% (-4 x 11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023 (2)(5)	1,322	1,599
2.58% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023 (2)	354	362
6.50%, 09/15/2023	42,056	44,512
7.00%, 09/15/2023	10,715	11,367
23.91% (-4 x 1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023 (2)(5)	5,068	6,637
6.25%, 10/15/2023	6,503	6,828
14.77% (-3 x 1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023 (2)(5)	5,147	5,940
5.00%, 11/15/2023	190,816	194,895
5.50%, 11/15/2023	45,160	46,243
6.00%, 11/15/2023	16,040	16,748
5.00%, 12/15/2023	19,808	20,206
6.50%, 12/15/2023	15,144	15,940
6.50%, 12/15/2023	9,820	10,392
7.00%, 01/15/2024	5,744	6,121

0.00%, 02/15/2024 PO	5,101	4,907
0.00%, 02/15/2024 PO	5,959	5,474
7.00%, 02/15/2024	1,655	1,852
10.00% (-5 x 11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024 (2)(5)	2,165	2,617
13.71% (-2 x 1 Month LIBOR USD + 19.24%, 19.24% Cap), 02/15/2024 (2)(5)	696	817
2.21% (10 Year CMT Rate + -0.85%, 10.00% Cap), 03/15/2024 (2)	503	499
3.06% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024 (2)	1,080	1,093
7.00%, 03/15/2024	5,336	5,665
7.00%, 03/15/2024	31,359	33,303
26.59% (-4 x 11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024 IO (2)(5)	3,497	798
7.50%, 04/15/2024	18,421	19,648
0.00%, 05/15/2024 PO	4,363	4,106
7.54% (-1 x 10 Year CMT Rate + 10.60%, 10.00% Cap), 05/15/2024 IO (2)(5)	10,445	1,535
6.00%, 06/15/2024	19,171	20,346
7.50%, 08/15/2024	5,409	5,874
4.00%, 12/15/2024	206,000	211,073
5.00%, 12/15/2024	54,576	56,346
20.32% (-6 x 1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025 (2)(5)	16,410	19,084
4.50%, 06/15/2025	722,000	750,935
10.74% (-3 x 1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025 (2)(5)	7,874	8,714
17.23% (-4 x 1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025 (2)(5)	19,988	25,256
3.50%, 01/15/2026	2,000,000	2,053,057
5.00%, 03/15/2026	233,164	235,901
6.50%, 03/15/2026	2,565	2,704
6.50%, 07/15/2026	20,122	21,220
7.50%, 09/15/2026	3,093	3,402
8.00%, 09/15/2026	8,603	9,664
6.50%, 01/15/2027	14,283	15,491
7.50%, 01/15/2027	7,379	8,229
7.50%, 01/15/2027	20,199	22,428
3.16% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027 (2)	584	593
6.00%, 05/15/2027	17,148	18,148
7.25%, 07/15/2027	902	999
7.50%, 09/15/2027	8,621	9,712
6.50%, 12/15/2027	9,648	10,435
7.00%, 03/15/2028 IO	12,563	2,208
7.50%, 03/15/2028	38,394	43,064
7.50%, 05/15/2028	13,187	14,724
6.50%, 06/15/2028	18,759	20,532
7.00%, 06/15/2028	2,367	2,612
6.00%, 07/15/2028	9,099	9,777
6.25%, 08/15/2028	41,257	43,969
6.50%, 08/15/2028	38,540	42,087
6.00%, 09/15/2028	7,688	8,271
7.00%, 10/15/2028 IO	15,104	1,691
6.00%, 11/15/2028	33,651	36,288
6.00%, 12/15/2028	67,243	72,467
3.06% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029 (2)	15,203	15,429
6.00%, 01/15/2029	89,314	96,888
6.00%, 02/15/2029	19,505	20,586
6.25%, 02/15/2029	102,712	110,618
20.37% (-4 x 1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029 (2)(5)	2,463	3,514
7.00%, 04/15/2029 IO	1,310	145
7.00%, 06/15/2029	78,490	86,794
7.50%, 06/15/2029 IO	6,484	757
7.00%, 07/15/2029	41,491	46,391
7.00%, 08/15/2029	19,748	22,070

4.00%, 11/15/2029 IO	134,923	7,707
7.50%, 11/15/2029	103	116
8.00%, 11/15/2029	18,751	20,947
7.00%, 01/15/2030	37,898	42,565
8.00%, 01/15/2030	37,089	42,847
8.00%, 01/15/2030	10,907	12,515
8.00%, 03/15/2030	8,156	9,418
5.00%, 04/15/2030	702,000	760,839
8.00%, 04/15/2030	11,349	12,930
7.50%, 05/15/2030	8,240	9,348
7.50%, 08/15/2030	8,918	9,970
7.25%, 09/15/2030	21,922	24,944
7.00%, 10/15/2030	24,611	27,644
7.50%, 10/15/2030	73	73
7.50%, 10/15/2030	2,536	2,894
4.00%, 12/15/2030	3,895,448	4,041,756
7.25%, 12/15/2030	29,058	32,742
7.00%, 03/15/2031	16,335	18,246
6.50%, 05/15/2031	6,592	7,369
7.00%, 06/15/2031	13,523	15,227
8.50%, 06/15/2031	31,483	36,695
6.00%, 07/15/2031	10,036	11,013
7.00%, 07/15/2031	32,634	36,644
6.50%, 08/15/2031	14,437	15,928
6.50%, 08/15/2031	190,064	217,769
6.50%, 08/15/2031	17,366	19,066
6.50%, 08/15/2031	19,454	21,083
6.50%, 10/15/2031	15,964	17,340
6.50%, 01/15/2032	21,628	23,968
6.50%, 01/15/2032	27,968	31,018
3.36% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032 (2)	83,866	85,525
5.54% (-1 x 1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032 IO (2)(5)	75,249	13,197
6.19% (-1 x 1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032 IO (2)(5)	16,860	3,514
6.38%, 02/15/2032	21,319	22,752
6.50%, 02/15/2032	34,887	38,725
6.50%, 02/15/2032	36,677	40,674
11.19% (-2 x 1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032 (2)(5)	42,247	50,404
13.12% (-3 x 1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032 (2)(5)	38,288	47,826
5.49% (-1 x 1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032 IO (2)(5)	32,010	5,485
5.54% (-1 x 1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032 IO (2)(5)	20,882	3,458
6.50%, 03/15/2032	49,515	55,481
6.50%, 03/15/2032	46,561	50,703
7.00%, 03/15/2032	36,773	41,441
7.00%, 03/15/2032	29,690	33,294
6.50%, 04/15/2032	11,919	13,235
6.50%, 04/15/2032	110,437	121,117
6.50%, 04/15/2032	78,000	86,452
7.00%, 04/15/2032	61,417	68,662
7.00%, 04/15/2032	21,974	24,239
6.50%, 05/15/2032	35,070	39,175
7.00%, 05/15/2032	31,432	35,701
6.50%, 06/15/2032	42,882	47,565
6.50%, 06/15/2032	23,064	25,266
6.50%, 06/15/2032	34,112	36,926
6.50%, 07/15/2032	50,422	57,114
6.50%, 07/15/2032	36,620	40,508
0.00%, 09/15/2032 PO	1,193,004	1,059,725

6.00%, 09/15/2032	47,652	52,443
0.00%, 12/15/2032 PO	23,852	20,363
3.21% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032 (2)	47,482	48,371
6.00%, 12/15/2032	49,968	54,498
6.00%, 12/15/2032	89,956	99,443
12.71% (-2 x 1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032 (2)(5)	27,993	34,958
6.00%, 01/15/2033	67,654	74,929
6.00%, 02/15/2033	221,655	242,325
6.00%, 02/15/2033	50,557	56,109
6.00%, 03/15/2033	38,202	40,165
6.50%, 03/15/2033 IO	25,203	5,725
10.35% (-2 x 1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033 (2)(5)	88,243	104,289
5.00%, 07/15/2033	612,721	661,247
5.63% (-1 x 1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033 (2)(5)	462	507
8.38% (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033 (2)(5)	27,228	31,017
3.00%, 08/15/2033	495,000	484,534
10.26% (-2 x 1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033 (2)(5)	24,736	29,311
5.80% (-1 x 1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033 (2)(5)	704,172	758,137
11.10% (-2 x 1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033 (2)(5)	12,063	15,000
3.06% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033 (2)	191,190	192,266
5.00%, 01/15/2034	305,999	330,378
5.50%, 02/15/2034	6,295	6,460
6.00%, 05/15/2034	171,781	185,083
15.49% (-4 x 1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034 (2)(5)	59,826	67,695
0.00%, 07/15/2034 PO	126,877	108,830
4.68% (1 Month LIBOR USD + 0.00%, 8.32% Cap), 07/15/2034 (2)(5)	49,560	52,108
0.00%, 02/15/2035 PO	38,496	34,351
6.00%, 02/15/2035	409,682	442,187
17.36% (-4 x 1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035 (2)(5)	49,863	60,642
0.00%, 04/15/2035 PO	60,157	54,839
6.00%, 04/15/2035	1,057,000	1,168,629
2.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035 (2)	66,322	66,496
2.76% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035 (2)	79,569	79,438
10.69% (-3 x 1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035 (2)(5)	2,433	2,843
0.00%, 08/15/2035 PO	7,560	6,803
3.26% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035 (2)	64,594	65,928
0.00%, 09/15/2035 PO	27,935	25,261
11.82% (-3 x 1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035 (2)(5)	38,423	48,511
6.00%, 01/15/2036	144,883	158,584
15.56% (-4 x 1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036 (2)(5)	9,634	12,911
0.00%, 02/15/2036 PO	106,015	96,003
0.00%, 02/15/2036 PO	35,399	31,687
0.00%, 02/15/2036 PO	27,511	23,463
0.00%, 02/15/2036 PO	31,667	27,142
0.00%, 03/15/2036 PO	60,190	54,448
0.00%, 03/15/2036 PO	64,601	57,117
0.00%, 03/15/2036 PO	7,892	6,929
6.00%, 03/15/2036	2,399	3,316
0.00%, 04/15/2036 PO	142,055	121,976
0.00%, 04/15/2036 PO	77,425	65,454
0.00%, 04/15/2036 PO	42,112	36,922
0.00%, 04/15/2036 PO	127,835	116,066
6.00%, 04/15/2036	776,701	866,402
6.00%, 04/15/2036 IO	78,429	16,177
6.00%, 04/15/2036	92,218	102,050
0.00%, 05/15/2036 PO	59,758	50,296
0.00%, 05/15/2036 PO	41,470	35,460

0.00%, 05/15/2036 PO	11,828	10,125
0.00%, 05/15/2036 PO	14,292	11,047
2.91% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036 (2)	537,033	539,617
2.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 05/15/2036 (2)	184,566	185,223
0.00%, 06/15/2036 PO	122,770	109,855
6.00%, 06/15/2036	25,365	27,360
12.91% (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036 (2)(5)	23,491	29,552
0.00%, 07/15/2036 PO	28,966	25,197
4.64% (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036 IO (2)(5)	10,466	602
6.50%, 07/15/2036	87,783	97,088
6.50%, 07/15/2036	115,917	127,037
0.00%, 08/15/2036 PO	41,942	36,423
4.19% (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036 IO (2)(5)	624,147	85,494
5.50%, 08/15/2036	183,256	199,813
5.50%, 08/15/2036	65,341	68,587
0.00%, 09/15/2036 PO	18,588	14,456
0.00%, 09/15/2036 PO	23,060	20,940
0.00%, 10/15/2036 PO	47,140	40,633
4.24% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036 IO (2)(5)	67,047	9,765
7.50%, 11/15/2036	601,731	687,886
0.00%, 12/15/2036 PO	23,617	20,191
7.00%, 12/15/2036	1,487,714	1,690,627
7.50%, 12/15/2036	523,207	611,694
0.00%, 01/15/2037 PO	24,673	20,991
3.68% (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037 IO (2)(5)	41,178	5,648
0.00%, 02/15/2037 PO	66,755	59,607
0.00%, 02/15/2037 PO	7,243	6,438
2.90% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037 (2)	42,510	42,577
6.00%, 02/15/2037	77,097	83,519
0.00%, 03/15/2037 PO	12,430	11,590
3.99% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037 IO (2)(5)	68,555	9,058
9.00% (-12 x 1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037 (2)(5)	22,824	26,552
0.00%, 04/15/2037 PO	29,637	25,203
6.00%, 04/15/2037	72,943	79,969
0.00%, 05/15/2037 PO	47,730	43,019
0.00%, 05/15/2037 PO	1,879	1,692
0.00%, 05/15/2037 PO	262,335	222,131
6.00%, 05/15/2037	85,733	86,888
0.00%, 06/15/2037 PO	25,959	23,072
0.00%, 06/15/2037 PO	5,417	4,809
0.00%, 07/15/2037 PO	341,016	293,884
2.70% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9,999.00% Cap), 07/15/2037 (2)	1,006,440	1,003,525
4.14% (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037 IO (2)(5)	52,158	5,888
4.00%, 08/15/2037 IO	141,844	2,540
0.00%, 09/15/2037 PO	37,029	33,815
3.06% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037 (2)	18,403	18,526
4.00%, 10/15/2037 IO	50,267	367
3.14% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037 (2)	729,554	739,286
3.96% (-1 x 1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037 IO (2)(5)	285,436	26,742
3.99% (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037 IO (2)(5)	197,422	20,276
3.54% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038 IO (2)(5)	361,760	44,189
11.31% (-3 x 1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038 (2)(5)	13,106	14,781
5.50%, 03/15/2038	488,615	533,923
4.34% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038 IO (2)(5)	152,976	19,987
5.50%, 05/15/2038	47,819	50,612
3.74% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038 IO (2)(5)	155,139	19,906
6.00%, 06/15/2038	14,852	16,298

3.39% (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038 IO (2)(5)	261,093	28,802
5.72%, 10/15/2038 (4)	117,762	126,332
5.50%, 01/15/2039	212,510	231,049
3.54% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039 IO (2)(5)	101,993	12,487
4.10%, 02/15/2039 (4)	89,020	91,247
2.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039 (2)	419,301	420,712
2.91% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 05/15/2039 (2)	436,334	435,053
3.64% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039 IO (2)(5)	30,353	1,572
3.84% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039 IO (2)(5)	132,856	7,402
3.66% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039 (2)	37,468	38,358
4.50%, 07/15/2039	647,177	670,518
2.91% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 08/15/2039 (2)	117,733	118,034
3.50%, 08/15/2039	523,176	531,789
0.00%, 10/15/2039 PO	121,204	100,955
5.00%, 10/15/2039 IO	332,514	40,512
3.79% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039 IO (2)(5)	117,311	14,760
0.00%, 01/15/2040 PO	119,002	103,030
1.44%, 01/15/2040 IO (4)(5)	994,552	40,647
9.32% (-3 x 1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040 (2)(5)	380,782	447,932
4.00%, 03/15/2040	967,558	995,468
3.50%, 09/15/2040	950,797	963,311
2.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040 (2)	164,413	165,316
3.54% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040 IO (2)(5)	557,534	77,182
3.54% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040 IO (2)(5)	404,321	48,863
3.01% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040 (2)	1,588,614	1,599,897
5.00%, 12/15/2040	1,271,673	1,372,043
3.01% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041 (2)	1,209,258	1,223,933
5.00%, 05/15/2041	1,239,469	1,401,251
5.50% (-4 x 1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041 (2)(5)	287,803	292,845
5.50% (-4 x 1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041 (2)(5)	874,772	942,574
4.00%, 07/15/2041	1,082,503	1,126,341
2.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041 (2)	796,908	800,133
4.00%, 11/15/2041	644,292	665,543
4.00%, 12/15/2041	379,962	398,124
2.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042 (2)	905,009	911,656
2.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042 (2)	435,200	436,228
2.91% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042 (2)	2,303,455	2,332,227
2.86% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042 (2)	840,861	836,044
3.00%, 06/15/2043	206,000	194,455
4.50%, 09/15/2043	1,000,000	1,090,927
4.00%, 05/15/2044	5,543,643	5,715,748
3.50%, 10/15/2045	18,772,803	19,066,398
3.75%, 02/15/2046 (1)	838,943	846,345
7.35%, 11/15/2046 (4)	743,925	850,926
3.50%, 06/15/2048	4,429,397	4,483,913
0.00%, 10/15/2049 PO	379,934	339,196
3.50%, 10/15/2053	9,790,717	9,904,222
Freddie Mac Strips
4.50%, 11/15/2020 IO	5,737	75
4.50%, 12/15/2020 IO	4,640	95
9.00%, 04/01/2022 IO	55	5
0.00%, 04/01/2028 PO	69,668	62,647
5.00%, 09/15/2035 IO	142,716	26,482
5.00%, 09/15/2035 IO	120,423	25,794
5.00%, 09/15/2035 IO	224,576	45,775
5.24% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/01/2036 IO (2)(5)	418,605	69,592
3.01% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042 (2)	2,618,605	2,634,389

3.50%, 07/15/2042	6,180,778	6,248,985
2.96% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042 (2)	1,662,581	1,692,122
3.00%, 08/15/2042	2,028,099	1,993,804
3.01% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042 (2)	1,484,472	1,493,368
3.00%, 01/15/2043	513,361	511,440
0.00%, 09/15/2043 PO	1,022,828	823,383
Freddie Mac Structured Pass-Through Certificates
5.49%, 07/25/2032 (4)	62,055	66,132
4.97%, 07/25/2033 (4)	181,910	190,306
2.49%, 10/25/2037 (4)	1,352,690	1,415,754
7.50%, 02/25/2042	247,688	288,274
7.50%, 08/25/2042 (4)	42,239	50,046
6.50%, 02/25/2043	252,127	288,269
7.00%, 02/25/2043	81,815	93,386
5.23%, 05/25/2043	578,023	624,601
0.00%, 07/25/2043 PO	22,577	18,941
7.50%, 07/25/2043	58,808	69,353
0.00%, 09/25/2043 PO	25,536	20,408
7.50%, 09/25/2043	325,503	375,615
0.00%, 10/25/2043 PO	29,470	15,247
7.00%, 10/25/2043	331,689	381,723
3.36% (12 Month US Treasury Average + 1.20%, 1.20% Floor), 10/25/2044 (2)	570,490	573,831
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045 (3)(4)	2,000,000	1,964,572
FREMF 2013-K35 Mortgage Trust
3.94%, 12/25/2046 (3)(4)	2,951,000	2,883,618
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047 (3)(4)	2,273,000	2,218,722
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047 (3)(4)	6,000,000	5,707,303
FREMF 2015-K44 Mortgage Trust
3.68%, 01/25/2048 (3)(4)	3,510,000	3,420,998
FREMF 2015-K45 Mortgage Trust
3.59%, 04/25/2048 (3)(4)	2,135,000	2,072,290
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048 (3)(4)	4,000,000	3,810,484
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048 (3)(4)	1,500,000	1,441,170
FREMF 2015-K720 Mortgage Trust
3.39%, 08/25/2047 (3)(4)	4,000,000	3,973,576
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049 (3)(4)	2,450,000	2,349,972
FREMF 2016-K722 Mortgage Trust
3.84%, 07/25/2049 (3)(4)	1,845,000	1,873,673
Ginnie Mae I Pool
9.00%, 02/15/2020	13	13
7.50%, 11/15/2022	57	57
7.50%, 03/15/2023	203	210
7.00%, 08/15/2023	238	241
7.00%, 09/15/2023	9,295	9,640
7.00%, 11/15/2023	570	597
6.50%, 01/15/2024	3,032	3,264
7.00%, 02/15/2024	5,972	6,190
9.50%, 10/15/2024	10,694	11,078
9.00%, 11/15/2024	355	367
9.50%, 12/15/2025	1,104	1,130
7.50%, 11/15/2026	972	986

7.50%, 07/15/2027	1,576	1,610
6.50%, 03/15/2028	7,414	7,982
7.50%, 07/15/2028	688	697
8.00%, 08/15/2028	1,291	1,293
6.50%, 09/15/2028	15,667	16,868
7.50%, 09/15/2028	3,889	4,185
6.50%, 10/15/2028	1,003	1,080
6.00%, 11/15/2028	9,807	10,526
7.00%, 09/15/2031	85,708	98,645
6.50%, 01/15/2032	63,968	72,447
6.50%, 07/15/2032	2,410	2,595
6.50%, 02/15/2033	12,472	13,428
7.00%, 02/15/2033	5,823	6,364
5.50%, 04/15/2033	285,631	309,039
6.50%, 04/15/2033	6,200	6,676
5.50%, 06/15/2033	3,317	3,585
7.00%, 06/15/2033	19,145	22,278
5.50%, 12/15/2033	11,565	12,511
5.50%, 07/15/2034	7,006	7,574
5.50%, 09/15/2034	15,833	16,856
7.00%, 06/15/2035	225,558	256,765
6.50%, 12/15/2035	76,437	86,142
7.00%, 04/15/2037	35,665	39,938
7.50%, 10/15/2037	38,883	46,009
4.00%, 06/15/2039	491,331	503,632
4.50%, 04/15/2040	2,783,968	2,906,838
4.00%, 10/15/2040	284,877	293,558
3.50%, 01/15/2042	5,475,169	5,538,258
3.50%, 03/15/2043	1,336,641	1,351,919
3.50%, 04/15/2043	4,769,245	4,838,381
3.00%, 05/15/2043	689,816	684,239
3.50%, 06/15/2043	1,759,595	1,779,823
3.50%, 07/15/2043	673,565	681,211
Ginnie Mae II pool
4.00%, 11/20/2044	2,913,570	3,005,984
3.00%, 07/20/2045	3,289,067	3,246,804
Ginnie Mae II Pool
8.50%, 03/20/2025	234	240
8.50%, 04/20/2025	1,523	1,634
8.50%, 05/20/2025	3,567	3,807
8.00%, 12/20/2025	621	668
8.00%, 06/20/2026	1,436	1,567
8.00%, 08/20/2026	1,112	1,249
8.00%, 09/20/2026	1,284	1,470
8.00%, 11/20/2026	1,024	1,149
8.00%, 10/20/2027	2,686	2,977
8.00%, 11/20/2027	2,175	2,399
8.00%, 12/20/2027	993	1,084
7.50%, 02/20/2028	1,407	1,538
6.00%, 03/20/2028	6,936	7,587
8.00%, 06/20/2028	536	541
8.00%, 08/20/2028	134	138
7.50%, 09/20/2028	4,824	5,361
8.00%, 09/20/2028	369	377
6.50%, 07/20/2029	75,413	84,549
6.00%, 11/20/2033	5,140	5,577
5.00%, 10/20/2037	326,091	343,659

7.00%, 08/20/2038	29,327	33,145
6.00%, 09/20/2038	514,477	555,282
6.00%, 11/20/2038	5,651	5,836
6.00%, 08/20/2039	266,518	293,240
5.50%, 09/20/2039	163,767	173,074
4.50%, 06/20/2040	923,416	969,028
5.00%, 07/20/2040	231,821	247,215
4.00%, 10/20/2040	2,641,279	2,728,515
5.00%, 01/15/2041 (6)	10,090,000	10,496,958
4.50%, 01/20/2041	724,978	760,778
4.50%, 03/20/2041	687,858	721,825
4.50%, 05/20/2041	343,001	359,915
4.50%, 06/20/2041	2,424,434	2,543,848
4.50%, 09/20/2041	752,693	789,706
4.00%, 01/15/2042 (6)	36,030,000	36,897,165
4.50%, 01/15/2042 (6)	16,795,000	17,379,042
3.00%, 06/20/2042	380,665	377,696
4.00%, 06/20/2042	3,401,368	3,512,911
3.00%, 08/20/2042	5,161,634	5,121,377
3.50%, 10/20/2042	5,828,131	5,898,181
4.00%, 10/20/2042	6,845,369	7,066,872
3.00%, 11/20/2042	2,857,814	2,835,525
3.50%, 11/20/2042	2,004,015	2,028,112
3.00%, 12/20/2042	1,450,863	1,439,548
4.00%, 12/20/2042	3,301,340	3,408,405
3.00%, 01/15/2043 (6)	14,380,000	14,148,604
3.50%, 01/15/2043 (6)	27,460,000	27,647,268
3.00%, 01/20/2043	1,473,543	1,462,051
4.00%, 02/20/2043	1,552,002	1,602,670
3.00%, 04/20/2043	3,712,866	3,683,907
3.50%, 05/20/2043	1,356,269	1,372,589
3.00%, 09/20/2043	1,123,480	1,114,715
4.50%, 09/20/2043	1,986,958	2,083,607
3.00%, 10/20/2043	166,360	165,062
4.00%, 10/20/2043	5,264,092	5,431,053
4.50%, 10/20/2043	3,764,894	3,948,168
4.50%, 12/20/2043	1,970,696	2,066,868
3.00%, 01/20/2044	1,005,628	997,776
5.00%, 06/20/2044	966,869	1,020,875
3.00%, 07/20/2044	468,037	463,880
5.00%, 07/20/2044	852,408	900,137
3.00%, 12/20/2044	896,318	887,584
4.00%, 12/20/2044	714,128	736,763
3.50%, 03/20/2045	2,033,468	2,051,655
4.00%, 03/20/2045	404,698	417,530
3.00%, 04/20/2045	8,359,558	8,254,728
3.50%, 04/20/2045	16,259,685	16,405,110
3.00%, 05/20/2045	1,459,925	1,441,466
4.00%, 05/20/2045	6,916,803	7,136,026
3.50%, 07/20/2045	6,710,066	6,770,082
5.00%, 08/20/2045	1,073,090	1,132,647
3.00%, 10/20/2045	3,704,851	3,656,481
3.50%, 10/20/2045	13,084,602	13,201,638
3.00%, 11/20/2045	872,258	860,690
4.00%, 11/20/2045	5,736,952	5,918,695
4.00%, 01/20/2046	1,358,631	1,396,666
4.50%, 01/20/2046	3,352,532	3,515,618

4.00%, 03/20/2046	1,479,199	1,522,360
3.00%, 04/20/2046	9,007,951	8,881,986
3.50%, 04/20/2046	40,120,832	40,461,169
4.00%, 04/20/2046	3,913,669	4,015,995
3.00%, 05/20/2046	369,958	364,841
4.00%, 05/20/2046	6,770,974	6,960,505
3.50%, 06/20/2046	4,728,712	4,775,355
4.00%, 06/20/2046	3,117,888	3,207,140
3.00%, 07/20/2046	7,090,693	6,988,249
3.50%, 07/20/2046	25,026,511	25,219,539
4.50%, 07/20/2046	1,714,708	1,797,875
3.00%, 08/20/2046	17,981,196	17,718,630
3.00%, 09/20/2046	2,404,613	2,370,603
4.50%, 09/20/2046	3,081,993	3,230,472
5.00%, 09/20/2046	2,745,116	2,895,961
3.50%, 11/20/2046	190,139	191,524
4.00%, 11/20/2046	2,985,226	3,077,855
4.50%, 11/20/2046	5,381,303	5,662,775
2.50%, 12/20/2046	3,425,578	3,281,856
3.50%, 12/20/2046	10,069,024	10,142,389
3.00%, 01/20/2047	5,418,183	5,335,450
3.50%, 01/20/2047	1,418,078	1,428,410
3.00%, 02/20/2047	7,450,321	7,336,434
3.50%, 02/20/2047	11,343,732	11,426,385
4.00%, 02/20/2047	5,206,713	5,335,664
3.00%, 03/20/2047	819,825	807,763
3.50%, 03/20/2047	11,514,221	11,598,117
4.00%, 03/20/2047	11,992,450	12,312,788
4.50%, 03/20/2047	1,230,584	1,285,026
3.00%, 04/20/2047	11,838,475	11,656,362
3.00%, 05/20/2047	1,853,067	1,824,668
4.00%, 05/20/2047	966,211	990,141
3.00%, 06/20/2047	5,649,400	5,562,201
3.00%, 07/20/2047	21,405,265	21,072,898
4.50%, 07/20/2047	12,565,685	13,011,031
3.00%, 08/20/2047	7,694,409	7,574,124
3.50%, 08/20/2047	3,613,626	3,639,956
4.50%, 08/20/2047	3,401,860	3,522,427
4.00%, 09/20/2047	11,227,826	11,531,478
5.00%, 10/20/2047	661,181	688,453
5.00%, 11/20/2047	2,909,498	3,029,508
4.25%, 12/20/2047	1,893,467	1,963,956
4.50%, 01/20/2048	3,103,168	3,213,149
4.50%, 02/20/2048	23,848,566	24,748,540
4.50%, 03/20/2048	1,629,400	1,687,148
4.50%, 04/20/2048	4,610,933	4,815,962
4.50%, 04/20/2048	2,030,261	2,109,837
4.50%, 04/20/2048	2,900,070	3,021,023
4.50%, 05/20/2048	6,829,613	7,133,304
4.50%, 05/20/2048	3,358,173	3,498,229
4.50%, 05/20/2048	11,358,649	11,832,393
5.00%, 06/20/2048	5,462,256	5,752,392
5.00%, 07/20/2048	7,497,367	7,895,596
5.00%, 07/20/2048	1,437,743	1,514,110
4.50%, 09/20/2048	993,238	1,028,515
4.50%, 10/20/2048	16,324,371	16,902,931
4.45%, 05/20/2063 (4)	386,776	392,099

GMACM Mortgage Loan Trust 2003-AR2
4.80%, 12/19/2033 (4)	186,096	186,651
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	8,310	8,406
GMACM Mortgage Loan Trust 2005-AR3
3.91%, 06/19/2035 (4)	107,365	104,688
Gosforth Funding 2018-1 Plc
3.14% (3 Month LIBOR USD + 0.45%), 08/24/2060 (2)(3)	8,359,682	8,331,326
Government National Mortgage Association
5.00%, 04/16/2023	53,915	53,848
6.50%, 10/16/2024	98,857	98,718
6.00%, 02/20/2029	103,648	103,500
6.14% (-1 x 1 Month LIBOR USD + 8.60%, 8.60% Cap), 08/16/2029 IO (2)(5)	12,055	141
5.04% (-1 x 1 Month LIBOR USD + 7.50%, 7.50% Cap), 04/16/2030 IO (2)(5)	91,470	872
9.00%, 10/20/2030	20,241	23,590
9.00%, 11/16/2030 IO	1,275	0
9.00%, 11/20/2030	12,797	15,001
6.24% (-1 x 1 Month LIBOR USD + 8.70%, 8.70% Cap), 01/16/2031 IO (2)(5)	7,516	61
6.09% (-1 x 1 Month LIBOR USD + 8.55%, 8.55% Cap), 03/16/2031 IO (2)(5)	6,430	16
14.62% (-3 x 1 Month LIBOR USD + 21.01%, 21.01% Cap), 03/17/2031 (2)(5)	55,390	56,546
5.59% (-1 x 1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/16/2031 IO (2)(5)	14,551	156
5.79% (-1 x 1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031 IO (2)(5)	15,790	174
5.49% (-1 x 1 Month LIBOR USD + 7.95%, 7.95% Cap), 04/16/2032 IO (2)(5)	54,529	570
8.24% (-2 x 1 Month LIBOR USD + 11.93%, 11.93% Cap), 04/16/2032 (2)(5)	5,228	5,537
9.00% (-8 x 1 Month LIBOR USD + 66.27%, 9.00% Cap), 06/16/2032 (2)(5)	1,802	2,070
6.50%, 06/20/2032	217,367	218,252
6.50%, 07/16/2032	64,437	64,721
6.00%, 07/20/2032	21,744	21,815
6.50%, 07/20/2032	75,286	75,597
6.50%, 07/20/2032	112,245	112,702
10.20% (-2 x 1 Month LIBOR USD + 14.70%, 14.70% Cap), 11/17/2032 (2)(5)	14,165	15,285
6.00%, 11/20/2032	146,000	153,659
0.00%, 12/20/2032 PO	54,850	53,259
5.50%, 01/16/2033	419,805	451,840
6.50%, 01/20/2033	112,397	123,752
5.24% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/16/2033 IO (2)(5)	48,070	5,077
0.00%, 02/17/2033 PO	23,918	23,218
5.23% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033 IO (2)(5)	25,202	4,380
0.00%, 03/16/2033 PO	8,402	7,654
4.84% (-1 x 1 Month LIBOR USD + 7.67%, 7.67% Cap), 03/17/2033 (2)(5)	3,436	3,435
6.50%, 03/20/2033	62,654	67,612
6.50%, 03/20/2033	213,517	234,042
5.50%, 04/20/2033	239,789	255,633
6.50%, 05/20/2033	82,993	90,933
0.00%, 06/16/2033 PO	42,403	36,150
6.00%, 09/16/2033	136,421	148,569
0.00%, 10/20/2033 PO	6,726	5,977
5.83%, 10/20/2033 (4)	157,171	172,910
4.09% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033 IO (2)(5)	90,886	9,759
4.09% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033 IO (2)(5)	87,323	11,677
5.50%, 03/16/2034	3,503,374	3,758,576
12.91% (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034 (2)(5)	42,571	56,763
11.32% (-2 x 1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034 (2)(5)	4,874	5,456
0.00%, 06/20/2034 PO	75,821	67,788
6.00%, 06/20/2034	285,560	309,896
9.79% (-2 x 1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034 (2)(5)	31,775	34,430
5.72%, 08/20/2034 (4)	84,680	92,183

4.09% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034 IO (2)(5)	296,872	41,848
7.00% (-6 x 1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034 (2)(5)	33,466	35,519
17.33% (-5 x 1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034 (2)(5)	33,466	45,785
8.95% (-2 x 1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034 (2)(5)	4,623	4,931
15.38% (-4 x 1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034 (2)(5)	28,777	37,637
3.63% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034 IO (2)(5)	436,402	56,064
7.26% (-2 x 1 Month LIBOR USD + 12.20%, 12.20% Cap), 10/20/2034 (2)(5)	5,053	5,120
3.61% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034 IO (2)(5)	225,705	9,640
4.28% (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035 IO (2)(5)	303,028	34,323
10.52% (-2 x 1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035 (2)(5)	115,107	129,595
4.33% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035 (2)(5)	159,105	164,149
5.50%, 07/20/2035 IO	31,553	6,958
12.65% (-3 x 1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035 (2)(5)	16,921	23,055
0.00%, 08/20/2035 PO	185,007	161,573
13.37% (-4 x 1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035 (2)(5)	3,093	3,184
3.83% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035 IO (2)(5)	621,856	78,594
5.50%, 09/20/2035	191,479	203,954
0.00%, 10/20/2035 PO	39,491	33,433
0.00%, 11/20/2035 PO	57,345	49,429
6.00%, 12/20/2035 IO	60,139	11,571
5.75%, 02/20/2036	35,440	36,856
0.00%, 03/20/2036 PO	49,833	44,956
0.00%, 05/20/2036 PO	68,482	61,711
4.03% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036 IO (2)(5)	8,833	440
0.00%, 07/20/2036 PO	9,944	8,814
6.50%, 07/20/2036	284,643	320,697
6.50%, 08/20/2036	380,509	420,371
4.23% (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036 IO (2)(5)	94,117	15,115
5.56%, 10/20/2036	171,279	181,148
4.33% (-1 x 1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036 IO (2)(5)	149,552	19,579
5.88%, 02/20/2037 (4)	56,044	62,163
0.00%, 03/20/2037 PO	182,032	163,544
3.73% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037 IO (2)(5)	161,350	20,173
0.00%, 04/16/2037 PO	89,194	76,267
4.35% (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037 IO (2)(5)	229,868	35,789
3.73% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037 IO (2)(5)	90,556	8,842
6.03%, 04/20/2037 (4)	110,582	120,020
2.76% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037 (2)	64,538	64,500
0.00%, 05/20/2037 PO	14,452	12,290
3.73% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037 IO (2)(5)	176,681	17,456
3.73% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037 IO (2)(5)	181,863	19,904
0.00%, 06/16/2037 PO	29,164	26,062
0.00%, 06/16/2037 PO	265,958	229,746
4.01% (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037 IO (2)(5)	125,057	15,311
3.78% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037 IO (2)(5)	143,870	13,760
4.17% (-1 x 1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037 IO (2)(5)	204,722	23,750
4.21% (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037 IO (2)(5)	203,223	25,312
4.28% (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037 IO (2)(5)	140,312	18,109
4.30% (-1 x 1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037 IO (2)(5)	51,239	5,640
0.00%, 09/20/2037 PO	25,645	24,364
4.08% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037 IO (2)(5)	139,253	17,884
12.79% (-3 x 1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037 (2)(5)	36,056	43,430
5.50%, 10/16/2037 IO	206,924	22,771
8.46% (-2 x 1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037 (2)(5)	24,865	26,989
0.00%, 11/16/2037 PO	285,374	248,196
4.08% (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037 IO (2)(5)	154,496	15,688
3.53% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037 IO (2)(5)	159,862	18,213

4.03% (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037 IO (2)(5)	307,142	36,568
4.04% (-1 x 1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037 IO (2)(5)	178,167	19,529
4.08% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037 IO (2)(5)	139,631	16,723
12.54% (-3 x 1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037 (2)(5)	17,470	22,259
4.08% (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037 IO (2)(5)	215,010	27,796
0.00%, 01/20/2038 PO	10,087	8,779
5.48%, 01/20/2038 (4)	745,802	817,835
3.53% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038 IO (2)(5)	1,411,177	196,934
5.50%, 02/20/2038 IO	34,779	5,408
5.24% (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038 IO (2)(5)	82,874	12,618
3.83% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038 IO (2)(5)	219,845	26,722
3.94% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038 IO (2)(5)	730,963	102,172
3.73% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038 IO (2)(5)	52,830	5,429
6.00%, 06/20/2038	108,964	121,914
3.29% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038 (2)	438,831	445,915
3.68% (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038 IO (2)(5)	190,030	19,224
5.75%, 07/20/2038	186,910	194,675
3.53% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038 IO (2)(5)	68,081	5,875
5.57%, 08/20/2038 (4)	271,502	300,388
3.43% (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038 IO (2)(5)	226,500	28,703
3.73% (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038 IO (2)(5)	462,780	45,168
5.13% (-1 x 1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038 IO (2)(5)	97,953	13,581
6.11%, 11/20/2038 (4)	183,510	204,212
3.94% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/16/2038 IO (2)(5)	18,468	239
3.23% (-1 x 1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038 IO (2)(5)	231,475	20,965
3.53% (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038 IO (2)(5)	129,514	10,917
4.83% (-1 x 1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038 IO (2)(5)	411,043	53,461
5.86%, 12/20/2038 (4)	626,254	693,288
6.00%, 12/20/2038 IO	54,467	4,824
5.43%, 01/20/2039 (4)	874,197	937,269
3.64% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039 IO (2)(5)	111,912	13,409
3.69% (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039 IO (2)(5)	166,213	13,835
3.48% (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039 IO (2)(5)	188,055	19,675
3.57% (-1 x 1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039 IO (2)(5)	114,865	9,761
3.83% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039 IO (2)(5)	183,139	12,686
3.83% (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039 IO (2)(5)	36,531	533
6.50%, 03/20/2039 IO	134,412	34,826
6.50%, 03/20/2039 IO	58,646	12,945
3.80% (-1 x 1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039 IO (2)(5)	338,380	33,430
5.50%, 05/20/2039 IO	40,374	7,783
6.00%, 05/20/2039 IO	55,140	12,188
3.94% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 06/16/2039 IO (2)(5)	175,936	5,687
3.48% (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039 IO (2)(5)	182,427	20,178
3.61% (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039 IO (2)(5)	257,816	27,955
3.64% (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039 IO (2)(5)	296,174	28,485
3.79% (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039 IO (2)(5)	283,438	35,331
7.00%, 08/16/2039	160,753	174,774
3.62% (-1 x 1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039 IO (2)(5)	448,249	44,023
5.50%, 09/20/2039	317,000	366,046
3.94% (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039 IO (2)(5)	363,208	42,112
5.19%, 06/20/2040 (4)	184,025	197,059
5.56%, 07/20/2040 (4)	262,066	288,151
7.00%, 10/16/2040	523,516	590,982
0.00%, 12/20/2040 PO	695,129	569,195
4.13% (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041 IO (2)(5)	350,755	51,406
4.67%, 09/20/2041 (4)	393,364	415,405
4.60%, 10/20/2041 (4)	753,989	793,079

4.53%, 11/16/2041 (4)	410,159	438,513
3.00%, 12/20/2041	1,000,000	974,557
3.72%, 01/20/2042 (4)	434,438	447,739
3.98%, 09/16/2042 (4)	264,908	274,434
4.62%, 10/20/2042 (4)	1,388,688	1,458,472
4.75%, 11/20/2042 (4)	232,473	246,265
4.49%, 04/20/2043 (4)	250,783	258,587
2.76% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060 (2)	20,258	20,232
2.74% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060 (2)	277,129	276,994
5.23%, 07/20/2060 (4)	875,923	886,730
2.61% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060 (2)	15,871	15,858
2.78% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 5.29% Cap), 01/20/2061 (2)	962,609	962,744
2.81% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061 (2)	2,054,829	2,059,902
2.96% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061 (2)	156,699	157,068
3.01% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061 (2)	153,649	154,087
2.78% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061 (2)	572,936	573,897
2.86% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061 (2)	223,772	223,925
2.86% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 10.50% Cap), 12/20/2061 (2)	5,891,344	5,911,272
2.86% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062 (2)	155,531	155,612
3.01% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062 (2)	914,525	923,830
2.76% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062 (2)	61,729	61,734
2.86% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062 (2)	104,043	104,194
2.89% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062 (2)	888,073	888,981
2.90% (1 Month LIBOR USD + 0.59%, 0.59% Floor, 5.50% Cap), 09/20/2062 (2)	100,824	100,828
2.81% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.00% Cap), 10/20/2062 (2)	116,601	116,625
2.83% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062 (2)	2,641,823	2,648,112
2.91% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062 (2)	273,584	273,937
2.61% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062 (2)	36,603	36,570
2.65% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062 (2)	2,319,764	2,316,064
1.65%, 01/20/2063	2,057,564	2,027,848
2.63% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063 (2)	1,185,197	1,182,841
2.81% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063 (2)	81,020	81,092
1.65%, 02/20/2063	2,704,800	2,665,825
2.73% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063 (2)	229,324	229,515
2.76% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 02/20/2063 (2)	1,372,732	1,374,444
2.72% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063 (2)	1,011,510	1,011,772
2.78% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063 (2)	302,028	302,542
1.65%, 04/20/2063	939,773	921,672
2.78% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063 (2)	2,585,695	2,590,010
2.96% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064 (2)	2,723,951	2,742,004
2.96% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064 (2)	5,829,595	5,868,189
3.00% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064 (2)	2,795,573	2,827,358
2.96% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064 (2)	2,825,246	2,842,339
2.91% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064 (2)	3,491,017	3,509,123
2.91% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064 (2)	3,012,113	3,035,897
2.91% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064 (2)	5,508,139	5,552,205
2.81% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064 (2)	2,316,312	2,325,908
2.78% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064 (2)	3,758,908	3,765,597
2.81% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064 (2)	1,823,313	1,830,735
2.81% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064 (2)	2,421,417	2,431,293
2.78% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064 (2)	3,915,062	3,925,288
2.91% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064 (2)	1,312,338	1,318,418
2.81% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064 (2)	3,401,539	3,409,839
2.74% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065 (2)	2,093,812	2,098,016
2.79% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065 (2)	3,750,220	3,762,068
2.79% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065 (2)	7,558,997	7,582,212
2.79% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065 (2)	5,467,950	5,485,592

2.76% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065 (2)	1,745,625	1,748,194
2.75% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065 (2)	3,464,680	3,470,572
2.78% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065 (2)	569,328	570,966
2.91% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 11/20/2065 (2)	6,513,069	6,567,663
3.31% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 12/20/2066 (2)	2,161,508	2,209,022
2.87% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067 (2)	6,456,746	6,500,950
2.11% (12 Month LIBOR USD + 0.00%), 05/20/2067 IO (2)	15,096,789	1,959,689
1.61% (12 Month LIBOR USD + 0.00%), 06/20/2067 IO (2)	14,548,657	1,359,066
2.81% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067 (2)	6,764,421	6,791,192
2.76% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067 (2)	3,695,586	3,699,453
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (3)	1,140,727	1,133,857
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/12/2034 (3)	4,200,000	4,231,624
GS Mortgage Securities Co. Trust 2012-SHOP
1.30%, 06/05/2031 IO (3)(4)	7,793,000	16,787
GS Mortgage Securities Trust 2018-GS10
4.26%, 07/12/2051	28,521,000	29,674,771
GS Mortgage Securities Trust 2006-GG8
0.87%, 11/14/2039 IO (3)(4)	1,586,563	11,407
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044 (3)(4)	258,000	248,788
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/13/2045	13,183,412	12,997,230
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/12/2046 (4)	5,880,000	6,002,981
GS Mortgage Securities Trust 2013-GC16
1.05%, 11/13/2046 IO (4)	17,086,935	723,073
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/12/2046	1,260,000	1,253,205
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	4,338,000	4,467,700
3.80%, 01/11/2047	4,915,000	4,994,150
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/13/2047	8,000,000	8,016,588
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/12/2048	9,000,000	8,844,586
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/15/2049	12,000,000	11,660,021
3.44%, 11/15/2049 (4)	1,317,000	1,300,405
GSMPS Mortgage Loan Trust 2004-4
2.91% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034 (2)(3)	58,250	55,693
GSMPS Mortgage Loan Trust 2005-RP2
2.86% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035 (2)(3)	106,804	99,490
GSMPS Mortgage Loan Trust 2005-RP3
2.20%, 09/25/2035 IO (3)(4)	488,962	40,730
2.86% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035 (2)(3)	663,211	590,440
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	23,587	24,191
GSR Mortgage Loan Trust 2003-6F
2.91% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 09/25/2032 (2)	5,207	5,147
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	74,858	75,997
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	100,058	101,581
6.50%, 05/25/2034	60,715	64,157

GSR Mortgage Loan Trust 2005-5F
3.01% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035 (2)	28,677	27,214
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	126,290	131,226
GSR Mortgage Loan Trust 2005-AR6
3.92%, 09/25/2035 (4)	8,482	8,485
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	65,618	74,786
6.00%, 02/25/2036	355,556	293,983
Headlands Residential LLC
3.88%, 08/25/2022 (1)(3)	6,170,000	6,087,354
4.25%, 06/26/2023 (1)(3)	8,245,000	8,239,795
Home Re 2018-1 Ltd.
4.11% (1 Month LIBOR USD + 1.60%), 10/25/2028 (2)(3)	1,880,000	1,882,290
HomeBanc Mortgage Trust 2005-3
2.75% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap), 07/25/2035 (2)	579,001	571,513
Impac CMB Trust Series 2004-4
4.67%, 09/25/2034 (1)	9,133	9,410
Impac CMB Trust Series 2004-7
3.25% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034 (2)	1,003,485	994,867
Impac CMB Trust Series 2005-4
3.11% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 10.25% Cap), 05/25/2035 (2)	119,664	117,468
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	79,569	81,980
Impac Secured Assets Trust 2006-1
2.86% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 05/25/2036 (2)	397,883	389,981
Impac Secured Assets Trust 2006-2
2.86% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 08/25/2036 (2)	396,763	384,248
Independence Plaza Trust 2018-INDP
3.76%, 07/12/2035 (3)	5,445,000	5,488,021
JP Morgan Alternative Loan Trust
3.87%, 03/25/2036 (4)	35,353	32,644
JP Morgan Chase Commercial Mortgage Securities Corp.
3.46%, 03/17/2050	20,000,000	19,798,688
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.02%, 08/12/2037 IO (3)(4)	6,674,391	1,460
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.00%, 12/15/2044 IO (3)(4)	493,836	5
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.19%, 06/12/2043 IO (4)	3,467,646	4,285
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
2.61% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 05/15/2047 (2)	141,333	141,333
5.34%, 05/15/2047	413,000	412,930
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051 IO (4)	1,479,567	15
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/17/2045	6,213,449	6,112,417
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16
4.17%, 12/15/2046	2,375,000	2,455,897
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,039,622
JP Morgan Mortgage Trust 2004-A3
4.52%, 07/25/2034 (4)	20,242	20,631
JP Morgan Mortgage Trust 2004-A4
4.64%, 09/25/2034 (4)	46,814	47,867
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	8,386	8,416

JP Morgan Mortgage Trust 2005-A1
4.36%, 02/25/2035 (4)	115,344	117,978
JP Morgan Mortgage Trust 2005-A4
4.31%, 07/25/2035 (4)	134,968	135,290
JP Morgan Mortgage Trust 2006-A2
4.61%, 11/25/2033 (4)	348,927	357,103
4.48%, 08/25/2034 (4)	667,781	672,322
JP Morgan Mortgage Trust 2006-A3
4.09%, 08/25/2034 (4)	87,061	86,279
JP Morgan Mortgage Trust 2006-A7
4.22%, 01/25/2037 (4)	73,202	69,781
4.22%, 01/25/2037 (4)	128,408	122,405
JP Morgan Mortgage Trust 2007-A1
4.33%, 07/25/2035 (4)	79,142	80,967
4.33%, 07/25/2035 (4)	1,207,250	1,240,144
JP Morgan Mortgage Trust 2007-A2
4.13%, 04/25/2037 (4)	272,982	256,571
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/17/2047	2,288,937	2,338,191
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/17/2047	2,010,000	2,026,900
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/18/2047	13,000,000	12,978,627
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/18/2047	13,000,000	12,989,812
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/19/2048	2,774,828	2,753,702
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/17/2049	10,000,000	9,862,388
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/16/2050	20,000,000	19,381,530
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (3)	1,027,000	1,030,912
LB-UBS Commercial Mortgage Trust 2007-C2
0.18%, 02/15/2040 IO (4)	616,622	64
LCCM 2017-LC26
3.29%, 07/12/2050 (3)	20,300,000	19,582,994
Lehman Mortgage Trust 2006-2
5.79%, 04/25/2036 (4)	55,496	49,748
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	38,413	35,497
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	341,491	239,462
Luminent Mortgage Trust 2005-1
2.77% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap), 11/25/2035 (2)	1,711,106	1,655,680
MASTR Adjustable Rate Mortgages Trust 2004-13
4.67%, 04/21/2034 (4)	162,780	166,678
MASTR Adjustable Rate Mortgages Trust 2004-15
4.86%, 12/25/2034 (4)	39,448	37,874
MASTR Adjustable Rate Mortgages Trust 2004-3
3.50%, 04/25/2034 (4)	48,417	43,715
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	32,433	33,148
6.00%, 01/25/2034	25,722	26,068
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	2,130	2,124
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	88,255	88,374

MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	120	119
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	208,118	215,429
6.25%, 04/25/2034	49,022	51,174
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	30,055	24,992
6.00%, 07/25/2034	19,427	19,718
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	24,845	20,764
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	5,708	5,761
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	34,329	32,684
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	3,941	3,685
5.00%, 12/25/2033	10,454	10,374
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	2,243	1,897
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	92	92
5.25%, 12/26/2033	54,730	55,743
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	189	189
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	306	292
4.75%, 08/25/2019	1,081	1,080
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	2,657	2,650
MASTR Reperforming Loan Trust 2005-2
2.86% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035 (2)(3)	914,617	722,596
MASTR Reperforming Loan Trust 2006-2
4.40%, 05/25/2036 (3)(4)	110,359	98,235
MASTR Resecuritization Trust 2005
0.00%, 05/28/2035 PO (3)	28,618	20,676
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
3.41%, 06/25/2037 (4)	132,469	130,345
Merrill Lynch Mortgage Investors Trust Series 2003-A5
4.43%, 08/25/2033 (4)	47,918	49,400
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
3.13% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.75% Cap), 10/25/2028 (2)	101,107	100,363
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
3.15% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.75% Cap), 10/25/2028 (2)	122,399	120,569
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
4.15%, 12/25/2034 (4)	98,430	98,211
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
2.97% (1 Month LIBOR USD + 0.46%, 0.23% Floor, 11.75% Cap), 04/25/2029 (2)	39,251	38,496
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
3.51% (6 Month LIBOR USD + 0.60%, 0.30% Floor, 11.75% Cap), 07/25/2029 (2)	70,436	69,179
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.09%, 08/25/2034 (4)	95,123	97,282
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
3.68%, 02/25/2035 (4)	145,989	147,444
MetLife Securitization Trust 2018-1
3.75%, 03/25/2057 (3)(4)	3,556,298	3,587,319
ML Trust XLVII
8.99%, 10/20/2020	84	85

ML-CFC Commercial Mortgage Trust 2006-4
0.60%, 12/12/2049 IO (3)(4)	695,699	7
Morgan Stanley
5.63%, 04/25/2034 (4)	207,717	220,137
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	8,131,165	8,012,068
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%, 07/17/2046 (4)	1,299,000	1,341,006
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.26%, 10/17/2046 (4)	2,025,000	2,102,907
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	3,249,603	3,244,677
3.67%, 02/15/2047	4,400,000	4,426,645
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	3,415,000	3,366,959
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	27,126,288
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 08/15/2047	5,000,000	4,989,674
3.73%, 08/15/2047	6,507,000	6,580,808
Morgan Stanley Capital I Trust 2006-IQ12
0.63%, 12/15/2043 IO (3)(4)	879,639	9
Morgan Stanley Capital I Trust 2007-HQ11
0.33%, 02/12/2044 IO (3)(4)	527,043	690
Morgan Stanley Capital I Trust 2007-HQ13
0.00%, 12/16/2044 IO (3)(4)	468,415	5
Morgan Stanley Capital I Trust 2007-IQ13
0.46%, 03/15/2044 IO (3)(4)	699,070	1,488
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/16/2049	457,612	458,804
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/17/2045	413,221	412,277
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (3)	4,241,000	4,251,973
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/17/2049	20,000,000	18,649,070
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051	1,637,000	1,707,167
Morgan Stanley Mortgage Loan Trust 2004-9
3.45%, 10/25/2019 (4)	20,175	18,958
Morgan Stanley Reremic Trust
0.25%, 07/28/2049 (3)	47,038	46,615
1.00%, 03/27/2051 (3)	12,119	12,057
MortgageIT Trust 2005-2
3.03% (1 Month LIBOR USD + 0.52%, 0.26% Floor, 11.50% Cap), 05/25/2035 (2)	892,653	889,381
MortgageIT Trust 2005-3
3.11% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 08/25/2035 (2)	2,649,226	2,578,975
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
2.94% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030 (2)	245,314	240,935
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
2.90% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030 (2)	55,032	53,033
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (3)(4)	61,130	59,345
NCUA Guaranteed Notes Trust 2010-R3
2.40%, 12/08/2020	101,598	101,256
2.94% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 8.00% Cap), 12/08/2020 (2)	1,287,554	1,291,062

New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057 (3)(4)	4,131,131	4,167,542
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057 (3)(4)	7,082,482	7,122,705
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057 (3)(4)	4,781,976	4,822,659
New Residential Mortgage Loan Trust 2018-RPL1
3.50%, 12/25/2057 (3)(4)	28,289,179	28,143,691
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
7.00%, 04/25/2033	7,954	8,107
5.50%, 05/25/2033	8,988	9,044
6.00%, 05/25/2033	20,381	20,377
Oaktown Re II Ltd.
4.06% (1 Month LIBOR USD + 1.55%), 07/25/2028 (2)(3)	1,600,000	1,601,939
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	43	43
PFP 2017-3 Ltd.
4.21% (1 Month LIBOR USD + 1.75%), 01/14/2035 (2)(3)	2,000,000	1,993,274
4.96% (1 Month LIBOR USD + 2.50%), 01/14/2035 (2)(3)	2,000,000	1,993,078
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	80,545	84,389
Provident Funding Mortgage Loan Trust 2005-1
3.96%, 05/25/2035 (4)	25,129	24,609
Radnor RE 2018-1 Ltd.
3.91% (1 Month LIBOR USD + 1.40%), 03/25/2028 (2) (3)	4,890,000	4,879,584
RALI Series 2002-QS16 Trust
11.38% (-2 x 1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2019 (2)(5)	118	121
RALI Series 2002-QS8 Trust
6.25%, 06/25/2019	1,520	1,310
RALI Series 2003-QS14 Trust
5.00%, 07/25/2019	1,147	1,141
RALI Series 2003-QS18 Trust
5.00%, 09/25/2019	1,389	1,390
RALI Series 2003-QS9 Trust
5.04% (-1 x 1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2019 IO (2)(5)	1,070	1
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	1,607	1,598
RALI Series 2005-QA6 Trust
5.00%, 05/25/2035 (4)	130,426	101,713
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	17,795	16,316
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/13/2031 (3)	512,000	507,655
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (3)(4)	226,097	233,879
RBSSP Resecuritization Trust 2009-12
5.53%, 11/25/2033 (3)(4)	224,995	229,728
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (3)	7,694	6,571
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	256	226
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2021	3,476	3,413
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	1,966,643	1,945,042
Residential Asset Securitization Trust 2005-A2
2.54% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035 IO (2)(5)	751,237	46,658

Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	71,971	68,634
RFMSI Series 2005-SA4 Trust
4.00%, 09/25/2035 (4)	39,453	35,434
Sequoia Mortgage Trust 2004-10
3.09% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.50% Cap), 11/20/2034 (2)	47,756	47,140
Sequoia Mortgage Trust 2004-11
3.07% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 12/20/2034 (2)	139,390	136,663
Sequoia Mortgage Trust 2004-12
3.20% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 09/20/2034 (2)	121,098	112,781
Sequoia Mortgage Trust 2004-8
3.17% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 11.50% Cap), 09/20/2034 (2)	924,914	906,106
3.25% (6 Month LIBOR USD + 0.74%, 0.37% Floor, 11.50% Cap), 09/20/2034 (2)	159,427	157,859
Series RR 2014-1 Trust
0.00%, 05/28/2047 (3)	1,603,000	1,219,237
Structured Asset Mortgage Investments II Trust 2004-AR5
3.13% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.00% Cap), 10/19/2034 (2)	141,166	138,665
Structured Asset Mortgage Investments II Trust 2005-AR5
2.72% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 11.00% Cap), 07/19/2035 (2)	508,024	498,760
Structured Asset Mortgage Investments Trust 2003-CL1
2.91% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032 (2)	329,155	321,881
Structured Asset Securities Co.
4.36%, 12/25/2033 (4)	1,401,340	1,374,610
4.42%, 12/25/2033 (4)	152,404	152,831
5.22%, 02/25/2034 (1)	214,426	217,326
2.86% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035 (2)(3)	79,862	71,499
Structured Asset Securities Co. Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	386,106	394,198
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-34A
4.28%, 11/25/2033 (4)	42,578	42,583
Tharaldson Hotel Portfolio Trust 2018-THPT
3.13% (1 Month LIBOR USD + 0.75%, 0.85% Floor), 11/13/2034 (2)(3)	1,193,637	1,184,998
Thornburg Mortgage Securities Trust 2003-4
3.15% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.50% Cap), 09/25/2043 (2)	626,993	621,501
Thornburg Mortgage Securities Trust 2003-5
4.34%, 10/25/2043 (4)	3,489,358	3,533,670
Thornburg Mortgage Securities Trust 2004-4
4.00%, 12/25/2044 (4)	382,495	383,146
Thornburg Mortgage Securities Trust 2005-1
3.72%, 04/25/2045 (4)	988,763	993,745
UBS Commercial Mortgage Trust
3.26%, 08/17/2050	10,114,000	10,093,376
UBS Commercial Mortgage Trust 2012-C1
2.07%, 05/12/2045 IO (3)(4)	1,607,191	87,569
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/17/2050	21,500,000	20,757,846
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/17/2051	9,650,000	9,758,496
UBS-BAMLL Trust
3.66%, 06/12/2030 (3)	1,787,000	1,797,525
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.33%, 05/11/2063 IO (3)(4)	5,407,476	203,446
3.53%, 05/11/2063	1,073,000	1,084,376
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/12/2046	271,000	271,444
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	231,005	246,732

Vendee Mortgage Trust 1994-1
5.36%, 02/15/2024 (4)	73,146	76,176
6.50%, 02/15/2024	186,084	196,860
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	109,659	120,299
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	50,401	55,144
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	163,178	179,559
Vendee Mortgage Trust 1998-1
7.00%, 09/15/2027	104,507	116,021
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (3)	2,283,000	2,262,125
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (3)	2,500,000	2,522,861
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.08%, 03/15/2045 IO (3)(4)	4,071,553	41
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
4.31%, 10/25/2033 (4)	258,568	260,741
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
4.15%, 08/25/2033 (4)	76,115	77,941
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
4.33%, 09/25/2033 (4)	445,725	455,253
4.39%, 09/25/2033 (4)	77,960	78,972
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	84,433	86,619
WaMu Mortgage Pass-Through Certificates Series 2003-S4
10.57% (-3 x 1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033 (2)(5)	21,908	24,707
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	3,353	2,973
5.25%, 10/25/2033	329,729	331,942
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
4.31%, 01/25/2035 (4)	2,673,625	2,727,263
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.96%, 06/25/2034 (4)	2,767,980	2,810,941
3.96%, 06/25/2034 (4)	155,972	158,393
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	4,894	4,883
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	2,980	2,972
5.50%, 08/25/2019	7,640	7,626
6.00%, 08/25/2034	737,639	780,048
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	1,204	1,202
6.00%, 10/25/2019	1,929	1,946
6.50%, 10/25/2034	2,579,949	2,742,944
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	5,228	5,245
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	53,744	53,849
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	335,856	347,808
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	44,077	44,123
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.99%, 09/25/2036 (4)	11,240	9,962
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.88%, 08/25/2046 (4)	66,585	62,521

Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	12,013	9,502
5.50%, 03/25/2035	97,007	95,332
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
2.49% (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035 IO (2)(5)	241,099	23,342
2.54% (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035 IO (2)(5)	762,436	68,659
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	273,616	260,882
5.50%, 06/25/2035 IO	270,830	51,369
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	50,388	47,807
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	19,857	18,487
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	443	389
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	9,122	8,257
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	21,796	19,948
Wells Fargo Commercial Mortgage Trust
2.64%, 11/18/2049	20,000,000	18,796,366
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/20/2028 (3)(4)	1,548,000	1,535,605
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/17/2050	3,115,296	3,109,009
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,213,809
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/17/2048	10,000,000	9,950,444
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/17/2058	729,000	734,408
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/18/2048	3,280,000	3,310,199
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/17/2058	15,000,000	15,010,833
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/17/2048	1,862,631	1,902,854
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/17/2049	686,000	662,176
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	2,834,000	2,824,723
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	13,306,497
Wells Fargo Commercial Mortgage Trust 2018-C44
4.21%, 05/17/2051	3,405,000	3,516,567
Wells Fargo Mortgage Backed Securities 2003-K Trust
4.69%, 11/25/2033 (4)	168,896	171,271
4.69%, 11/25/2033 (4)	6,479	6,600
Wells Fargo Mortgage Backed Securities 2003-L Trust
4.78%, 11/25/2033 (4)	23,545	23,316
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	39,760	39,936
Wells Fargo Mortgage Backed Securities 2004-B Trust
4.19%, 02/25/2034 (4)	53,343	53,700
Wells Fargo Mortgage Backed Securities 2004-EE Trust
4.48%, 12/25/2034 (4)	1,740,349	1,771,463
4.48%, 12/25/2034 (4)	71,718	73,759

4.57%, 12/25/2034 (4)	146,579	151,720
4.57%, 12/25/2034 (4)	47,845	49,523
Wells Fargo Mortgage Backed Securities 2004-I Trust
4.77%, 07/25/2034 (4)	235,607	240,644
Wells Fargo Mortgage Backed Securities 2004-P Trust
4.64%, 09/25/2034 (4)	545,546	559,702
Wells Fargo Mortgage Backed Securities 2004-V Trust
4.55%, 10/25/2034 (4)	82,854	84,047
4.55%, 10/25/2034 (4)	106,268	109,592
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	8,831	7,823
5.50%, 12/25/2035	63,344	65,240
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
4.51%, 06/25/2035 (4)	3,361,337	3,452,242
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
4.48%, 03/25/2035 (4)	1,219,310	1,253,062
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
4.42%, 03/25/2034 (4)	113,573	116,680
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	133,192	129,157
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	21,883	21,590
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/17/2044 (3)	1,059,000	1,080,457
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,517,110
WFRBS Commercial Mortgage Trust 2013-C11
4.27%, 03/17/2045 (3)(4)	300,000	291,985
WFRBS Commercial Mortgage Trust 2013-C14
3.07%, 06/15/2046	2,244,000	2,225,194
3.34%, 06/15/2046	229,750	230,084
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/16/2047	7,000,000	7,104,230
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/17/2057	3,500,000	3,560,660
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/18/2047	5,000,000	5,041,388
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/18/2047	1,847,000	1,862,337
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,188,024

Total Mortgage-Backed Obligations (Cost $5,787,349,651)		$5,759,245,034

Total Bonds & Notes (Cost $15,991,212,741)		$15,863,628,925

	Shares	Value
PREFERRED STOCKS—0.01%
Financials—0.01%
State Street Co., 5.35%	95,000	$2,268,600

Total Preferred Stocks (Cost $2,375,000)		$2,268,600

SHORT-TERM INVESTMENTS—2.45%
Money Market Funds—2.44%
Fidelity Institutional Money Market Government Fund - Class I, 2.25% (7)(8)	196,352,655	196,352,655
Goldman Sachs Financial Square Government Fund - Class I, 2.34% (7)(8)	196,913,257	196,913,257

		$393,265,912

	Principal Amount	Value
U.S. Treasury Bills—0.01%
U.S. Treasury Bill, 0.00%, 03/28/2019 (10)	$1,000,000	$994,291

Total Short-Term Investments (Cost $394,261,038)		$394,260,203

TOTAL INVESTMENTS IN SECURITIES—100.97% (Cost $16,387,848,779)		$16,260,157,728
TBA SALE COMMITMENTS—(0.06)%
Mortgage-Backed Obligations—(0.06)%
Fannie Mae
3.50%, 01/15/2026 (14)	(1,000,000)	$(1,012,197)
Freddie Mac Gold Pool
4.00%, 01/15/2041 (14)	(8,000,000)	(8,155,435)

Total TBA Sale Commitments (Proceeds Received: $9,078,594)		$(9,167,632)

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.91)%		(146,908,092)

TOTAL NET ASSETS—100.00%		$16,104,082,004

Percentages are stated as a percent of net assets.

IO	Interest Only Strip.
PO	Principal Only Strip.
(1)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2018.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2018.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,818,168,509, which represents 17.50% of total net assets.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2018.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Delayed delivery purchase commitment security. The value of these securities total $233,265,881, which represents 1.45% of total net assets.
(7)	Partially assigned as collateral for certain delayed delivery securities.
(8)	Represents annualized seven-day yield as of the close of the reporting period.
(9)	Security is in default as of December 31, 2018. The value of these securities total $607,426, which represents 0.00% of total net assets.
(10)	Partially assigned as collateral for certain futures contracts. The value of these pledged issues total $5,819,900 which represents 0.04% of total net assets.
(11)	Inflation protected security. The value of these securities total $38,009,726, which represents 0.24% of total net assets.
(12)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $87,518,593 or 0.54% of total net assets.
(13)	Security is restricted at December 31, 2018. The value of the restricted security totals $1,921,368, which represents 0.01% of total net assets.
(14)	Delayed delivery sale commitment security. The value of these securities total $9,167,632, which represents 0.06% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation / (Depreciation)
1,213	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2019	$137,082,025	$139,115,937	$2,033,912
1,086	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2019	229,377,904	230,571,375	1,193,471
1,463	U.S. Ultra Long-Term Bond Future	J.P. Morgan	Mar. 2019	223,606,917	235,040,094	11,433,177

						$14,660,560

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation / (Depreciation)
(2,042)	U.S. 10 Year Bond Future	J.P. Morgan	Mar. 2019	$(245,877,064)	$(249,155,906)	$(3,278,842)
(184)	U.S. Long Bond Future	J.P. Morgan	Mar. 2019	(26,091,304)	(26,864,000)	(772,696)

						$(4,051,538)

						$10,609,022

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
2.49%	U.S. Federal Funds Effective Rate	Received	Annually	10/31/2025	$95,670,000	$613	$(972,169)	$(971,556)

						$613	$(972,169)	$(971,556)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES—99.07%
Asset-Backed Obligations—13.98%
AASET 2018-1 U.S. Ltd.
3.84%, 01/16/2038 (1)	$878,718	$881,546
ABFC 2005-WMC1 Trust
3.24% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 06/25/2035 (2)	7,005,762	6,791,002
ABFC 2007-NC1 Trust
2.81% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037 (1)(2)	7,513,081	7,252,275
ACC Trust 2018-1 3.70%, 12/21/2020 (1)	318,190	318,336
Accredited Mortgage Loan Trust 2003-2
3.21% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 13.00% Cap), 10/25/2033 (2)	2,040,399	2,001,682
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
3.44% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 11/25/2034 (2)	3,736,325	3,709,695
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
3.21% (1 Month LIBOR USD + 0.71%, 0.47% Floor), 05/25/2035 (2)	7,185,000	7,111,219
Adams Outdoor Advertising LP
5.65%, 11/15/2048 (1)	1,475,000	1,519,400
Aegis Asset Backed Securities Trust 2005-5
2.76% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 12/25/2035 (2)	3,805,966	3,791,077
Airspeed Ltd.
2.73% (1 Month LIBOR USD + 0.27%), 06/15/2032 (1)(2)	4,618,268	4,427,117
2.74% (1 Month LIBOR USD + 0.28%, 0.30% Floor), 06/15/2032 (1)(2)	5,703,956	5,467,815
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (1)(3)	1,311,289	1,309,740
Allegro CLO III Ltd.
3.33% (3 Month LIBOR USD + 0.84%), 07/26/2027 (1)(2)	1,970,000	1,959,167
Ally Auto Receivables Trust 2015-2
2.07%, 10/15/2020 (1)	820,000	818,408
3.01%, 03/15/2022 (1)	195,000	194,973
Ally Auto Receivables Trust 2016-1
1.99%, 03/15/2021	790,000	786,166
Ally Auto Receivables Trust 2017-2
2.33%, 06/15/2022	210,000	207,677
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022	5,510,000	5,500,536
Ally Master Owner Trust
2.70%, 01/15/2023	3,985,000	3,955,130
3.30%, 07/15/2023	5,940,000	5,977,268
American Credit Acceptance Receivables Trust 2018-3
2.92%, 08/12/2021 (1)	8,984,491	8,969,586
American Express Credit Account Master Trust
1.77%, 11/15/2022	8,415,000	8,294,765
2.04%, 05/15/2023	100,000	98,459
3.06%, 02/15/2024	8,986,000	9,016,652
3.04% (1 Month LIBOR USD + 0.58%), 02/18/2025 (2)	1,675,000	1,679,529
2.54%, 05/15/2025	1,185,000	1,162,043
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036 (1)	515,000	567,142
American Homes 4 Rent 2015-SFR1 Trust
5.89%, 04/18/2052 (1)	2,378,000	2,557,293
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	2,671,000	2,683,885

AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020	305	305
3.59%, 02/08/2022	916,000	920,339
AmeriCredit Automobile Receivables Trust 2014-3
3.72%, 03/08/2022 (1)	840,000	841,152
AmeriCredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,598,310
3.66%, 03/08/2022	930,000	931,434
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/09/2021	1,865,000	1,871,060
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	161,150	161,026
2.87%, 11/08/2021	290,000	289,229
3.65%, 05/09/2022	605,000	609,970
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	1,968,883
2.71%, 09/08/2022	3,615,000	3,570,435
AmeriCredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022	1,795,000	1,772,489
AmeriCredit Automobile Receivables Trust 2017-3
2.24%, 06/19/2023	335,000	330,760
2.69%, 06/19/2023	345,000	340,832
AmeriCredit Automobile Receivables Trust 2017-4
2.60%, 09/18/2023	705,000	693,213
AmeriCredit Automobile Receivables Trust 2018-1
3.82%, 03/18/2024	955,000	960,582
AmeriCredit Automobile Receivables Trust 2018-2
3.59%, 06/18/2024	5,970,000	6,018,957
4.01%, 07/18/2024	2,940,000	2,978,201
AmeriCredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024	4,310,000	4,361,479
Ameriquest Mortgage Securities Trust 2004-R8
3.47% (1 Month LIBOR USD + 0.96%, 0.64% Floor), 09/25/2034 (2)	855,155	854,742
Ameriquest Mortgage Securities Trust 2005-R5
3.24% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 07/25/2035 (2)	4,284,043	4,265,885
Ameriquest Mortgage Securities Trust 2006-R2
2.68% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2036 (2)	486,499	485,965
Ammc CLO 19 Ltd.
3.94% (3 Month LIBOR USD + 1.50%), 10/16/2028 (1)(2)	4,255,000	4,253,706
Argent Securities Inc. 2004-W5
3.41% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 04/25/2034 (2)	2,043,791	2,028,413
ARI Fleet Lease Trust 2017-A
1.91%, 04/15/2026 (1)	326,379	324,024
2.28%, 04/15/2026 (1)	1,305,000	1,289,990
Ascentium Equipment Receivables 2017-1 Trust
1.87%, 07/10/2019 (1)	7,826	7,822
2.29%, 06/10/2021 (1)	170,000	168,726
Atlas Senior Loan Fund IV Ltd.
3.30% (3 Month LIBOR USD + 0.68%), 02/17/2026 (1)(2)	6,375,895	6,338,762
Atrium XII
3.30% (3 Month LIBOR USD + 0.83%), 04/22/2027 (1)(2)	5,570,000	5,500,960
Avis Budget Rental Car Funding AESOP LLC
2.97%, 02/20/2020 (1)	483,333	483,126
2.46%, 07/20/2020 (1)	2,630,000	2,622,296
2.50%, 02/20/2021 (1)	3,245,000	3,230,155
2.50%, 07/20/2021 (1)	1,230,000	1,218,324
2.63%, 12/20/2021 (1)	6,270,000	6,199,981
2.72%, 11/20/2022 (1)	1,545,000	1,520,248
2.97%, 03/20/2024 (1)	19,773,000	19,354,036

BA Credit Card Trust
3.10%, 12/15/2023	16,205,000	16,303,633
Babson CLO Ltd. 2016-II
3.56% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 07/20/2028 (1)(2)	3,710,000	3,705,997
Barclays Dryrock Issuance Trust
2.20%, 12/15/2022	1,705,000	1,688,775
Barings CLO Ltd. 2013-I
3.27% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028 (1)(2)	5,130,000	5,081,983
Bayview Opportunity Master Fund IIIa Trust 2017-RN8
3.35%, 11/29/2032 (1)(3)	444,601	442,678
Bayview Opportunity Master Fund IV Trust 2018-RN2
3.60%, 02/28/2033 (1)(3)	500,305	496,437
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057 (1)(4)	200,509	196,139
Bayview Opportunity Master Fund IVa Trust 2017-SPL5
3.50%, 07/28/2057 (1)(4)	343,641	340,514
Bayview Opportunity Master Fund IVa Trust 2018-RN1
3.28%, 01/28/2033 (1)(3)	165,193	165,238
Bayview Opportunity Master Fund IVa Trust 2018-RN3
3.67%, 03/28/2033 (1)(3)	795,735	795,013
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057 (1)(4)	1,179,861	1,169,278
Bayview Opportunity Master Fund IVb Trust 2018-RN9
4.21%, 10/28/2033 (1)(3)	1,339,057	1,339,910
Bayview Opportunity Master Fund Trust 2018-RN8
4.07%, 09/28/2033 (1)(3)	1,022,886	1,023,927
Bayview Opportunity Master Fund Trust IIb 2018-RN5
3.82%, 04/28/2033 (1)(3)	483,275	482,615
BCMSC Trust 1999-B
6.61%, 12/15/2029 (4)(12)	3,594,315	1,111,927
Bear Stearns Asset Backed Securities I Trust 2007-HE2
2.67% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 01/25/2037 (2)	17,433,703	17,192,592
Betony CLO 2 Ltd.
3.60% (3 Month LIBOR USD + 1.08%), 04/30/2031 (1)(2)	2,680,000	2,635,072
Blackbird Capital Aircraft Lease Securitization Ltd.
2016-1 4.21%, 12/16/2041 (1)(3)	1,311,510	1,335,258
BlueMountain CLO 2015-2 Ltd.
3.37% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/19/2027 (1)(2)	3,395,000	3,361,291
3.94% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/19/2027 (1)(2)	1,915,000	1,867,916
4.49% (3 Month LIBOR USD + 2.05%, 2.05% Floor), 07/19/2027 (1)(2)	1,305,000	1,265,682
BMW Vehicle Lease Trust 2016-2
1.57%, 02/20/2020	960,000	956,425
BMW Vehicle Lease Trust 2017-2
2.07%, 10/20/2020	1,275,000	1,265,549
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023	1,300,000	1,305,460
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025	2,050,000	2,074,471
CAM Mortgage Trust 2018-1
3.96%, 12/25/2058 (1)(3)	589,382	593,332
Capital Auto Receivables Asset Trust 2015-2
4.50%, 01/22/2024	1,545,000	1,551,795
Capital Auto Receivables Asset Trust 2016-2
1.63%, 01/20/2021	755,000	750,620
Capital Auto Receivables Asset Trust 2018-1
3.36%, 11/21/2022 (1)	10,730,000	10,760,201
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023	3,135,000	3,086,399
2.05%, 08/15/2023	12,515,000	12,330,784
2.43%, 01/15/2025	8,440,000	8,345,132

Capitalsource Real Estate Loan Trust
2.86% (3 Month LIBOR USD + 0.39%), 01/20/2037 (1)(2)	1,534,326	1,530,283
2.98% (3 Month LIBOR USD + 0.65%), 01/20/2037 (1)(2)	3,400,000	3,128,000
2.98% (3 Month LIBOR USD + 0.85%), 01/20/2037 (1)(2)	700,000	627,208
3.08% (3 Month LIBOR USD + 0.75%), 01/20/2037 (1)(2)	1,200,000	1,101,899
Carlyle Global Market Strategies CLO 2015-3 Ltd.
3.51% (3 Month LIBOR USD + 1.00%), 07/28/2028 (1)(2)	11,615,000	11,515,285
CarMax Auto Owner Trust 2016-3
1.90%, 04/15/2022	3,752,000	3,683,244
CarMax Auto Owner Trust 2016-4
1.40%, 08/16/2021	1,074,089	1,061,628
2.26%, 07/15/2022	265,000	259,708
CarMax Auto Owner Trust 2018-2
3.57%, 12/15/2023	1,420,000	1,433,740
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042	1,075,278	1,065,581
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043 (1)	6,991,175	7,098,911
CCG Receivables Trust 2016-1
1.69%, 09/14/2022 (1)	277,183	276,159
CCG Receivables Trust 2017-1
1.84%, 11/14/2023 (1)	559,556	554,846
Cent CLO 24 Ltd.
3.51% (3 Month LIBOR USD + 1.07%), 10/15/2026 (1)(2)	19,150,000	18,970,660
CHEC Loan Trust 2004-2
3.15% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 06/25/2034 (2)	1,821,156	1,801,122
Chrysler Capital Auto Receivables Trust 2016-B
1.64%, 07/15/2021 (1)	309,377	307,850
CIFC Funding 2015-IV Ltd.
0.00% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2027 (1)(2)	3,920,000	3,920,000
CIFC Funding 2015-V Ltd.
3.35% (3 Month LIBOR USD + 0.86%), 10/25/2027 (1)(2)	2,990,000	2,971,486
Citibank Credit Card Issuance Trust
1.92%, 04/07/2022	9,495,000	9,374,077
1.86%, 08/08/2022	2,060,000	2,026,431
Citigroup Mortgage Loan Trust 2007-AHL1
2.65% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036 (2)	4,014,289	3,972,294
Citigroup Mortgage Loan Trust, Inc.
3.14% (1 Month LIBOR USD + 0.63%, 0.42% Floor), 02/25/2035 (2)	3,020,991	2,995,330
3.41% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 09/25/2035 (2)	7,900,000	7,926,378
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 10/25/2035 (2)	14,327,000	11,540,796
CNH Equipment Trust 2017-C
2.08%, 02/15/2023	1,245,000	1,228,973
2.54%, 05/15/2025	60,000	59,224
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047 (1)	8,663,075	8,755,594
Cole Park CLO Ltd 2015-1
0.00% (3 Month LIBOR USD + 1.05%), 10/20/2028 (1)(2)	6,820,000	6,812,641
College Ave Student Loans LLC 2017-A
4.16% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046 (1)(2)	6,048,088	6,132,141
College Ave Student Loans LLC 2018-A
3.71% (1 Month LIBOR USD + 1.20%), 12/26/2047 (1)(2)	2,675,925	2,665,553
4.13%, 12/26/2047 (1)	3,648,989	3,703,141
Colony American Finance 2015-1 Ltd.
4.83%, 10/18/2047 (1)	725,000	725,707
Colony Starwood Homes 2016-2 Trust
5.81% (1 Month LIBOR USD + 3.35%, 3.35% Floor), 12/17/2033 (1)(2)	1,708,473	1,717,725
3.71% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 12/19/2033 (1)(2)	1,552,630	1,555,849
4.21% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 12/19/2033 (1)(2)	1,435,710	1,436,154

Conseco Finance Securitizations Corp.
8.06%, 09/01/2029 (4)	13,148,274	6,119,093
7.97%, 05/01/2032	736,287	321,872
8.31%, 05/01/2032 (4)	8,531,764	3,885,795
Conseco Financial Corp.
7.70%, 05/15/2027 (4)	9,803,178	9,327,772
CoreVest American Finance 2018-1 Trust
3.80%, 06/16/2051 (1)	1,921,547	1,928,957
Countrywide Asset-Backed Certificates
2.69% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 03/25/2036 (2)	46,836,712	44,402,056
2.75% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 03/25/2036 (2)	3,351,339	2,969,643
2.90% (1 Month LIBOR USD + 0.39%, 0.39% Floor), 04/25/2036 (2)	1,000,000	865,155
2.93% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2036 (2)	2,000,000	1,834,969
2.68% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2037 (2)	6,377,156	6,108,262
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022 (1)	1,985,000	2,045,558
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023 (1)	1,530,000	1,531,664
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023 (1)	645,000	643,463
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024 (1)	1,715,000	1,744,893
CPS Auto Trust
4.53%, 01/17/2023 (1)	1,465,000	1,489,127
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026 (1)	1,405,000	1,398,175
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027 (1)	2,255,000	2,253,537
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027 (1)	3,045,000	3,088,502
Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027 (1)	3,110,000	3,142,851
CWABS Asset-Backed Certificates Trust 2004-13
3.36% (1 Month LIBOR USD + 0.85%), 04/25/2035 (2)	497,198	498,617
CWABS Asset-Backed Certificates Trust 2005-7
3.09% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/25/2035 (2)	3,867,758	3,860,880
DB Master Finance LLC
4.03%, 11/20/2047 (1)	1,598,850	1,544,297
Denali Capital CLO X LLC
3.56% (3 Month LIBOR USD + 1.05%), 10/26/2027 (1)(2)	6,500,000	6,464,913
Discover Card Execution Note Trust
1.90%, 10/17/2022	11,715,000	11,553,764
3.11%, 01/16/2024	8,520,000	8,569,805
Domino’s Pizza Master Issuer LLC
4.12%, 07/25/2047 (1)	3,308,125	3,241,202
4.12%, 07/25/2048 (1)	1,601,950	1,580,436
4.33%, 07/25/2048 (1)	621,875	628,504
Drive Auto Receivables Trust
2.45%, 09/16/2019	4,776,536	4,775,245
2.73% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 10/15/2020 (2)	16,200,000	16,190,342
2.78%, 10/15/2020	13,000,000	12,986,059
4.30%, 09/16/2024	3,195,000	3,237,341
Drive Auto Receivables Trust 2018-1
3.81%, 05/15/2024	3,000,000	3,004,646
Drive Auto Receivables Trust 2018-2
4.14%, 08/15/2024	3,215,000	3,240,415
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026	2,685,000	2,718,651
Driven Brands Funding LLC
4.74%, 04/20/2048 (1)	1,064,650	1,083,792
Dryden 30 Senior Loan Fund
3.43% (3 Month LIBOR USD + 0.82%), 11/15/2028 (1)(2)	1,200,000	1,181,916

Dryden 35 Euro CLO 2014 BV
0.69% (6 Month EURIBOR + 0.95%), 05/17/2027 (1)(2)	EUR	13,350,000	15,247,196
Dryden 71 CLO Ltd.
0.00% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/15/2029 (1)(2)		$11,500,000	11,500,000
Dryden XXVI Senior Loan Fund
3.34% (3 Month LIBOR USD + 0.90%), 04/16/2029 (1)(2)		4,500,000	4,443,858
DT Auto Owner Trust 2016-4
3.77%, 10/17/2022 (1)		115,000	115,174
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (1)		2,595,000	2,597,969
DT Auto Owner Trust 2017-2
3.89%, 01/17/2023 (1)		4,825,000	4,841,530
DT Auto Owner Trust 2017-4
3.47%, 07/17/2023 (1)		975,000	972,080
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024 (1)		1,435,000	1,443,506
ECAF I Ltd.
3.47%, 06/15/2040 (1)		930,528	921,880
ECMC Group Student Loan Trust 2017-2
3.56% (1 Month LIBOR USD + 1.05%), 05/25/2067 (1)(2)		9,712,950	9,848,711
Enterprise Fleet Financing 2018-2 LLC
2.55%, 08/20/2019 (1)		4,434,291	4,430,302
3.14%, 02/20/2024 (1)		7,080,000	7,074,770
Enterprise Fleet Financing LLC
2.08%, 09/20/2021 (1)		510,000	508,376
2.04%, 02/22/2022 (1)		2,185,000	2,156,528
2.13%, 07/20/2022 (1)		175,222	174,186
1.97%, 01/20/2023 (1)		616,540	611,778
2.36%, 05/20/2023 (1)		9,435,000	9,291,605
Exeter Automobile Receivables Trust 2018-1
3.53%, 11/15/2023 (1)		595,000	593,168
Fieldstone Mortgage Investment Trust Series 2005-1
3.63% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 12.25% Cap), 03/25/2035 (2)		5,993,589	5,747,975
Fieldstone Mortgage Investment Trust Series 2006-3
2.46% (1 Month LIBOR USD + 0.14%, 0.14% Floor, 12.25% Cap), 11/25/2036 (2)		9,473,343	8,562,314
First Franklin Mortgage Loan Trust 2004-FF7
4.68% (1 Month LIBOR USD + 2.18%, 1.45% Floor), 09/25/2034 (2)		854,074	834,259
First Franklin Mortgage Loan Trust 2006-FF16
2.72% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036 (2)		7,420,928	4,395,523
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (1)		270,000	271,633
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022 (1)		850,000	843,692
First Investors Auto Owner Trust 2017-2
1.86%, 10/15/2021 (1)		2,167,576	2,157,213
3.56%, 09/15/2023 (1)		975,000	970,798
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024 (1)		605,000	611,267
Five Guys Holdings, Inc.
4.60%, 07/25/2047 (1)		4,198,275	4,281,930
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022 (1)		810,000	813,938
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023 (1)		260,000	263,453
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024 (1)		1,285,000	1,284,535
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024 (1)		1,580,000	1,596,143
Flatiron CLO 2015-1 Ltd.
3.33% (3 Month LIBOR USD + 0.89%), 04/15/2027 (1)(2)		5,000,000	4,974,055

Ford Credit Auto Owner Trust 2016-C
1.22%, 03/15/2021	2,099,283	2,079,768
1.73%, 03/15/2022	555,000	544,318
1.93%, 04/15/2023	370,000	362,243
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021	4,070,000	4,019,906
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	1,505,000	1,487,318
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023	8,225,000	8,270,539
Ford Credit Floorplan Master Owner Trust A
1.55%, 07/15/2021	2,660,000	2,639,412
2.16%, 11/15/2021	385,000	381,731
2.25%, 05/15/2022	3,795,000	3,735,171
Fremont Home Loan Trust 2005-C
3.44% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035 (2)	5,252,773	4,421,257
Galaxy XXIX CLO Ltd.
3.41% (3 Month LIBOR USD + 0.79%), 11/16/2026 (1)(2)	2,545,000	2,530,954
4.02% (3 Month LIBOR USD + 1.40%), 11/16/2026 (1)(2)	985,000	957,207
Gallatin CLO IX 2018-1 Ltd.
3.49% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028 (1)(2)	11,900,000	11,829,314
GCAT 2017-2 LLC
3.50%, 04/25/2047 (1)(3)	414,202	410,837
GCAT 2018-1 LLC
3.84%, 06/25/2048 (1)(3)	963,895	956,411
GCAT 2018-2 LLC
4.09%, 06/26/2023 (1)(3)	2,502,250	2,504,738
GE Business Loan Trust
2.49%, 11/15/2034	2,296,677	2,255,193
GE Capital Credit Card Master Note Trust
2.21%, 09/15/2022	1,700,000	1,689,022
GM Financial Automobile Leasing Trust 2016-2
1.76%, 03/20/2020	505,446	504,926
2.08%, 03/20/2020	570,000	569,035
2.58%, 03/20/2020	350,000	349,528
GM Financial Automobile Leasing Trust 2018-1
3.11%, 12/20/2021	3,500,000	3,488,734
GM Financial Automobile Leasing Trust 2018-2
3.16%, 04/20/2022	1,455,000	1,458,447
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (1)	410,000	406,333
2.45%, 07/17/2023 (1)	100,000	98,601
GM Financial Consumer Automobile Receivables Trust 2017-3
1.97%, 05/16/2022 (1)	7,804,000	7,706,963
2.33%, 03/16/2023 (1)	155,000	152,615
GM Financial Consumer Automobile Receivables Trust 2018-2
2.81%, 12/16/2022	4,300,000	4,283,287
3.31%, 12/18/2023	1,615,000	1,622,358
GM Financial Consumer Automobile Receivables Trust 2018-3
3.02%, 05/16/2023	4,420,000	4,435,563
GMF Floorplan Owner Revolving Trust
2.41%, 05/17/2021 (1)	145,000	144,549
2.85%, 05/17/2021 (1)	100,000	99,826
2.26%, 08/16/2021 (1)	855,000	850,522
GoldenTree Loan Opportunities IX Ltd.
3.62% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029 (1)(2)	11,000,000	10,951,193
Golub Capital Partners CLO 39B Ltd.
3.61% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028 (1)(2)	5,295,000	5,248,753
GreatAmerica Leasing Receivables Funding LLC Series 2017-1
2.06%, 06/22/2020 (1)	124,164	123,606

GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.35%, 05/15/2020 (1)		479,462	477,815
2.99%, 06/17/2024 (1)		1,685,000	1,665,524
GSAMP Trust 2005-AHL
3.48% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 04/25/2035 (2)		6,500,000	6,236,332
Halcyon Loan Advisors Funding 2014-3 Ltd.
3.57% (3 Month LIBOR USD + 1.10%), 10/22/2025 (1)(2)		1,585,000	1,584,108
Hardee’s Funding LLC
4.25%, 06/20/2048 (1)		8,364,038	8,457,547
4.96%, 06/20/2048 (1)		4,299,225	4,378,546
Harley Marine Financing LLC
5.68%, 05/15/2043 (1)		982,500	678,583
Harvest SBA Loan Trust 2018-1
4.75% (1 Month LIBOR USD + 2.25%), 08/25/2044 (1)(2)		10,967,405	10,967,317
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (1)		258,969	256,287
2.96%, 12/26/2028 (1)		117,713	115,731
Holland Park CLO DAC
0.61% (3 Month EURIBOR + 0.93%), 05/14/2027 (1)(2)	EUR	6,576,996	7,517,333
Home Equity Asset Trust 2006-3
2.71% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 07/25/2036 (2)	$	4,121,596	4,110,272
Home Equity Asset Trust 2007-1
2.62% (1 Month LIBOR USD + 0.11%, 0.11% Floor), 05/25/2037 (2)		8,940,662	8,864,959
Honda Auto Receivables 2016-3 Owner Trust
1.16%, 05/18/2020		950,247	944,767
Honda Auto Receivables 2017-1 Owner Trust
1.72%, 07/21/2021		6,851,886	6,793,061
Honda Auto Receivables 2017-2 Owner Trust
1.68%, 08/16/2021		2,730,000	2,701,817
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021		9,800,000	9,703,169
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022		5,140,000	5,109,537
Honda Auto Receivables 2018-3 Owner Trust
2.95%, 08/22/2022		10,010,000	10,016,389
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038 (1)		5,595,000	5,702,544
House of Europe Funding V Plc
0.00% (3 Month EURIBOR + 0.28%), 11/08/2090 (2)	EUR	1,016,385	1,160,775
HSI Asset Securitization Corp. Trust 2006-OPT1
2.73% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 12/25/2035 (2)	$	601,710	600,483
Hyundai Auto Lease Securitization Trust 2016-B
1.68%, 04/15/2020 (1)		56,085	56,050
Hyundai Auto Lease Securitization Trust 2016-C
1.49%, 02/18/2020 (1)		179,582	179,422
Hyundai Auto Lease Securitization Trust 2017-A 1.88%,
08/17/2020 (1)		883,453	880,991
Hyundai Auto Lease Securitization Trust 2017-B
1.97%, 07/15/2020 (1)		2,465,000	2,451,624
Invitation Homes 2018-SFR1 Trust
4.46% (1 Month LIBOR USD + 2.00%), 03/19/2037 (1)(2)		2,812,000	2,774,992
Invitation Homes 2018-SFR2 Trust
4.46% (1 Month LIBOR USD + 2.00%, 2.10% Floor), 06/18/2037 (1)(2)		5,355,000	5,292,906
Invitation Homes 2018-SFR3 Trust
4.46% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 07/17/2037 (1)(2)		2,645,000	2,618,466
Jamestown CLO IV Ltd.
3.13% (3 Month LIBOR USD + 0.69%), 07/15/2026 (1)(2)		11,190,955	11,152,145
Jimmy Johns Funding LLC
3.61%, 07/30/2047 (1)		399,938	398,806

JP Morgan Mortgage Acquisition Corp 2005-FRE1
2.94% (1 Month LIBOR USD + 0.43%, 0.43% Floor), 10/25/2035 (2)	5,341,328	4,516,368
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
2.87% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 02/25/2036 (2)	8,467,499	7,221,760
JP Morgan Mortgage Acquisition Trust 2006-WMC4
2.63% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 11/25/2036 (2)	25,692,521	15,385,933
2.66% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 11/25/2036 (2)	23,399,382	14,066,082
JP Morgan Mortgage Acquisition Trust 2007-CH3
2.77% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037 (2)	18,680,000	18,278,841
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038 (1)	3,620,000	3,532,023
KKR CLO 13 Ltd.
3.24% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028 (1)(2)	2,745,000	2,722,057
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020 (1)	623,538	619,603
Lendmark Funding Trust 2018-1
3.81%, 12/21/2026 (1)	1,655,000	1,651,344
LP Credit Card ABS Master Trust
3.83% (1 Month LIBOR USD + 1.55%), 08/20/2024 (1)(2)	2,845,554	2,848,481
Madison Park Funding XVIII Ltd.
3.66% (3 Month LIBOR USD + 1.19%), 10/21/2030 (1)(2)	4,815,000	4,789,923
Magnetite XVI Ltd.
3.64% (3 Month LIBOR USD + 1.20%), 01/18/2028 (1)(2)	2,760,000	2,680,678
MAPS 2018-1 Ltd.
4.21%, 05/15/2043 (1)	1,271,258	1,284,273
Mariner Finance Issuance Trust 2018-A
4.20%, 11/20/2030 (1)	5,575,000	5,635,702
Marlette Funding Trust 2018-3
3.20%, 09/15/2028 (1)	2,252,273	2,249,570
Marlette Funding Trust 2018-4
3.71%, 12/15/2028 (1)	780,138	781,916
Mastr Asset Backed Securities Trust 2004-WMC1
3.29% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 02/25/2034 (2)	1,982,674	1,968,247
Mastr Specialized Loan Trust
2.77% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/25/2036 (1)(2)	1,150,711	1,130,794
Merlin Aviation Holdings DAC
4.50%, 12/15/2032 (1)(3)	861,836	868,510
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
2.75% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037 (2)	3,019,858	2,019,447
Metal 2017-1 LLC
4.58%, 10/15/2042 (1)	4,476,590	4,513,356
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057 (1)(4)	321,076	314,157
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059 (1)(4)	614,722	602,979
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062 (1)(4)	1,379,526	1,365,441
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058 (1)(4)	3,083,129	3,057,490
MMAF Equipment Finance LLC 2016-A
1.76%, 01/17/2023 (1)	280,000	274,661
MMAF Equipment Finance LLC 2017-A
1.73%, 05/18/2020 (1)	32,537	32,483
2.04%, 02/16/2022 (1)	425,000	421,018
MMAF Equipment Finance LLC 2017-B
2.21%, 10/17/2022 (1)	1,810,000	1,782,036
2.41%, 11/15/2024 (1)	665,000	652,492
MMAF Equipment Finance LLC 2018-A
3.39%, 01/10/2025 (1)	1,180,000	1,194,049
Morgan Stanley ABS Capital I Inc. Trust 2005-WMC2
3.44% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 02/25/2035 (2)	1,568,504	1,514,785

Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
2.64% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036 (2)		743,868	699,361
Morgan Stanley Capital I Inc. Trust 2006-HE1
2.80% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 01/25/2036 (2)		2,634,870	2,577,790
Morgan Stanley Mortgage Loan Trust 2007-8XS
3.04% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037 (2)		25,402,706	13,339,126
3.05% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037 (2)		2,452,993	1,288,076
Mountain View CLO 2014-1 Ltd.
3.24% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026 (1)(2)		10,700,000	10,631,199
MS MTG LN TR 2006-15XS
6.20%, 11/25/2036 (3)(12)		15,066,926	7,166,541
Munda CLO 1 BV
0.79% (6 Month EURIBOR + 0.85%), 12/05/2024 (1)(2)	EUR	8,515,212	9,715,219
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (1)	$	605,550	596,319
MVW Owner Trust 2017-1
2.42%, 12/20/2034 (1)		253,308	248,221
2.75%, 12/20/2034 (1)		171,251	167,709
National Collegiate Student Loan Trust 2004-2
2.99% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 12/25/2033 (2)		12,953,838	12,687,444
National Collegiate Student Loan Trust 2005-2
2.78% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 09/25/2029 (2)		3,193,425	3,175,139
National Collegiate Student Loan Trust 2005-3
2.80% (1 Month LIBOR USD + 0.29%), 10/25/2033 (1)(2)		17,030,336	16,475,205
National Collegiate Student Loan Trust 2006-3
2.78% (1 Month LIBOR USD + 0.27%), 03/26/2029 (2)		5,469,361	5,414,480
National Collegiate Student Loan Trust 2006-4
2.77% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/25/2029 (2)		3,496,798	3,479,515
National Collegiate Student Loan Trust 2007-1
2.75% (1 Month LIBOR USD + 0.24%), 07/25/2030 (2)		7,061,912	6,957,959
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058 (1)		660,000	645,519
3.91%, 12/16/2058 (1)		440,000	435,460
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059 (1)		2,115,000	2,135,673
Navient Private Education Refi Loan Trust 2018-A
2.53%, 02/18/2042 (1)		1,557,683	1,546,403
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042 (1)		1,215,000	1,224,349
Navient Student Loan Trust 2014-2
3.15% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 03/25/2043 (2)		869,556	864,651
Navient Student Loan Trust 2014-3
3.13% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 03/25/2043 (2)		328,713	325,024
Navient Student Loan Trust 2015-1
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/25/2040 (2)		5,234,213	5,203,489
Navient Student Loan Trust 2016-1
3.21% (1 Month LIBOR USD + 0.70%), 02/25/2070 (1)(2)		8,217,192	8,196,096
Navient Student Loan Trust 2016-2
4.01% (1 Month LIBOR USD + 1.50%), 06/25/2065 (1)(2)		6,200,000	6,406,673
Navient Student Loan Trust 2017-1
3.66% (1 Month LIBOR USD + 1.15%), 07/26/2066 (1)(2)		4,730,000	4,783,060
Navient Student Loan Trust 2017-3
3.56% (1 Month LIBOR USD + 1.05%), 07/26/2066 (1)(2)		5,000,000	5,050,617
Navient Student Loan Trust 2017-5
3.31% (1 Month LIBOR USD + 0.80%), 07/26/2066 (1)(2)		12,819,162	12,840,267
Navient Student Loan Trust 2018-2
2.89% (1 Month LIBOR USD + 0.38%), 03/25/2067 (1)(2)		3,490,000	3,491,073
3.26% (1 Month LIBOR USD + 0.75%), 03/25/2067 (1)(2)		15,000,000	14,916,852
Navient Student Loan Trust 2018-4
2.76% (1 Month LIBOR USD + 0.25%), 06/27/2067 (1)(2)		5,166,258	5,155,964
3.19% (1 Month LIBOR USD + 0.68%), 06/27/2067 (1)(2)		3,215,000	3,188,708

Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059 (1)	2,790,000	2,851,360
Nelnet Student Loan Trust 2005-4
3.00% (3 Month LIBOR USD + 0.18%, 0.18% Floor), 03/22/2032 (2)	1,846,946	1,807,197
Nelnet Student Loan Trust 2007-1
2.75% (3 Month LIBOR USD + 0.07%), 05/25/2025 (2)	3,811,460	3,795,878
Nelnet Student Loan Trust 2008-3
4.33% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 11/25/2024 (2)	1,722,441	1,734,513
Nelnet Student Loan Trust 2013-1
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 06/25/2041 (1)(2)	4,433,052	4,452,648
Nelnet Student Loan Trust 2014-2
3.36% (1 Month LIBOR USD + 0.85%), 07/27/2037 (1)(2)	4,250,000	4,274,546
Nelnet Student Loan Trust 2015-2
3.11% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 09/25/2042 (1)(2)	2,452,687	2,430,696
Nelnet Student Loan Trust 2015-3
3.11% (1 Month LIBOR USD + 0.60%), 02/26/2046 (1)(2)	3,687,094	3,673,813
Neuberger Berman CLO XIX Ltd.
3.59% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 04/15/2027 (1)(2)	3,010,000	2,885,334
New Century Home Equity Loan Trust 2005-1
3.18% (1 Month LIBOR USD + 0.68%, 0.45% Floor, 12.50% Cap), 03/25/2035 (2)	8,785,440	8,739,086
New Century Home Equity Loan Trust 2005-3
3.24% (1 Month LIBOR USD + 0.74%, 0.49% Floor, 12.50% Cap), 07/25/2035 (2)	224,023	224,124
3.27% (1 Month LIBOR USD + 0.77%, 0.51% Floor, 12.50% Cap), 07/25/2035 (2)	6,570,000	6,567,980
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021	2,560,000	2,530,297
Nissan Auto Receivables 2017-C Owner Trust
2.12%, 04/18/2022	7,170,000	7,080,717
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022	3,250,000	3,234,597
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023	5,415,000	5,435,671
Nissan Master Owner Trust Receivables
2.89% (1 Month LIBOR USD + 0.43%), 04/18/2022 (2)	4,520,000	4,518,690
Nomura Home Equity Loan, Inc. / Home Equity Loan Trust Series 2006-HE1
2.92% (1 Month LIBOR USD + 0.41%, 0.41% Floor), 02/25/2036 (2)	5,583,289	5,591,294
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (1)(3)	19,092	19,046
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057 (1)(3)	1,699,858	1,662,176
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (1)(3)	564,701	553,288
OCP CLO 2014-7 Ltd.
3.59% (3 Month LIBOR USD + 1.12%), 07/20/2029 (1)(2)	14,635,000	14,472,493
Octagon Investment Partners 36 Ltd.
3.41% (3 Month LIBOR USD + 0.97%), 04/15/2031 (1)(2)	8,710,000	8,560,954
Octagon Investment Partners XXI Ltd.
3.96% (3 Month LIBOR USD + 1.35%), 11/16/2026 (1)(2)	4,700,000	4,698,604
Octagon Investment Partners XXIII Ltd.
3.29% (3 Month LIBOR USD + 0.85%), 07/15/2027 (1)(2)	2,035,000	2,025,181
3.64% (3 Month LIBOR USD + 1.20%), 07/15/2027 (1)(2)	1,685,000	1,614,672
OFSI Fund VII Ltd.
3.34% (3 Month LIBOR USD + 0.90%), 10/18/2026 (1)(2)	5,387,500	5,369,640
OneMain Financial Issuance Trust 2015-2
3.10%, 07/18/2025 (1)	508,725	508,465
4.32%, 07/18/2025 (1)	3,000,000	3,002,089
5.64%, 07/18/2025 (1)	1,915,000	1,928,908
OneMain Financial Issuance Trust 2015-3
4.16%, 11/18/2028 (1)	710,000	718,923

OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029 (1)	1,125,000	1,138,100
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028 (1)	1,440,000	1,462,503
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032 (1)	1,645,000	1,615,455
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029 (1)	1,220,000	1,224,715
Option One Mortgage Loan Trust 2005-2
3.17% (1 Month LIBOR USD + 0.66%, 0.44% Floor), 05/25/2035 (2)	791,865	789,683
Option One Mortgage Loan Trust 2005-4
2.95% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 11/25/2035 (2)	4,965,860	4,958,770
Option One Mortgage Loan Trust 2006-1
2.73% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036 (2)	8,515,926	8,421,841
Option One Mortgage Loan Trust 2006-3
2.65% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037 (2)	22,777,025	16,482,706
OSCAR U.S. Funding Trust V
2.73%, 12/15/2020 (1)	509,638	508,356
2.99%, 12/15/2023 (1)	540,000	537,519
OZLM VII Ltd.
3.46% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029 (1)(2)	9,670,000	9,522,407
OZLM VIII Ltd.
3.63% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/17/2029 (1)(2)	2,915,000	2,885,465
4.26% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 10/17/2029 (1)(2)	3,560,000	3,497,262
Palmer Square CLO 2018-2 Ltd.
3.36% (3 Month LIBOR USD + 1.10%), 07/16/2031 (1)(2)	10,675,000	10,503,656
3.91% (3 Month LIBOR USD + 1.65%), 07/16/2031 (1)(2)	2,670,000	2,591,635
Palmer Square Loan Funding 2018-4 Ltd.
3.15% (3 Month LIBOR USD + 0.90%), 11/15/2026 (1)(2)	750,000	745,709
Penarth Master Issuer Plc
2.91% (1 Month LIBOR USD + 0.45%), 09/18/2022 (1)(2)	4,725,000	4,705,401
Planet Fitness Master Issuer LLC
4.26%, 09/05/2048 (1)	10,294,200	10,337,024
4.67%, 09/05/2048 (1)	4,234,388	4,288,122
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024 (1)	2,765,000	2,795,358
Progress Residential 2015-SFR3 Trust
4.67%, 11/15/2032 (1)	505,000	511,234
Progress Residential 2018-SFR3 Trust
4.43%, 10/18/2035 (1)	1,500,000	1,513,505
Prosper Marketplace Issuance Trust Series 2018-2
3.35%, 10/15/2024 (1)	5,892,248	5,881,025
RASC Series 2005-KS10 Trust
2.95% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 14.00% Cap), 11/25/2035 (2)	11,150,000	11,077,031
RASC Series 2006-KS9 Trust
2.67% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 09/25/2036 (2)	6,766,607	6,419,968
RASC Series 2007-KS3 Trust
2.85% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037 (2)	31,155,046	29,737,719
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022 (1)(3)	1,350,581	1,342,651
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023 (1)(3)	2,810,600	2,800,345
RMAT 2018-NPL1 LP
4.09%, 05/25/2048 (1)(3)	13,238,837	13,205,786
RMF Buyout Issuance Trust 2018-1
3.44%, 11/25/2028 (1)(4)	11,221,341	11,216,336
Santander Drive Auto Receivables Trust 2015-2
4.02%, 09/15/2022 (1)	2,450,000	2,459,012
Santander Drive Auto Receivables Trust 2015-3
4.50%, 06/15/2023 (1)	2,125,000	2,143,330

Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	940,191
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	275,000	275,615
Santander Drive Auto Receivables Trust 2016-3
2.46%, 03/15/2022	155,000	153,962
Santander Drive Auto Receivables Trust 2017-1
2.10%, 06/15/2021	233,226	232,662
2.58%, 05/16/2022	305,000	303,298
Santander Drive Auto Receivables Trust 2017-3
2.19%, 03/15/2022	1,100,000	1,092,242
Santander Drive Auto Receivables Trust 2018-1
2.96%, 03/15/2024	800,000	796,374
Santander Drive Auto Receivables Trust 2018-2
3.03%, 09/15/2022	1,560,000	1,558,254
3.35%, 07/17/2023	985,000	985,965
3.88%, 02/15/2024	2,605,000	2,626,028
Santander Drive Auto Receivables Trust 2018-3
4.07%, 08/15/2024	3,770,000	3,806,618
Santander Drive Auto Receivables Trust 2018-4
3.27%, 01/17/2023	4,345,000	4,355,658
3.98%, 12/15/2025	3,390,000	3,425,644
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024	3,070,000	3,103,659
Santander Retail Auto Lease Trust 2017-A
2.96%, 11/21/2022 (1)	1,000,000	993,248
Saxon Asset Securities Trust 2007-3
2.82% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2047 (2)	34,116,869	32,705,007
Securitized Asset Backed Receivables LLC Trust 2004-OP1
3.27% (1 Month LIBOR USD + 0.77%, 0.51% Floor), 02/25/2034 (2)	6,908,741	6,785,649
Securitized Asset Backed Receivables LLC Trust 2006-CB5
2.65% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 06/25/2036 (2)	5,826,200	4,534,766
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042 (1)	371,721	376,210
Sierra Receivables Funding Co. LLC
2.91%, 03/20/2034 (1)	175,918	174,300
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (1)	274,317	270,428
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033 (1)	259,498	252,406
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042 (1)	16,363,556	16,508,573
SLC Student Loan Trust 2005-2
2.95% (3 Month LIBOR USD + 0.16%), 12/15/2039 (2)	4,900,000	4,747,951
SLC Student Loan Trust 2005-3
2.94% (3 Month LIBOR USD + 0.15%), 12/15/2039 (2)	5,000,000	4,722,035
SLM Private Credit Student Loan Trust 2003-B
4.75% (28 Day Auction Rate + 0.00%, 18.00% Cap), 03/15/2033 (4)	3,704,000	3,711,497
SLM Student Loan Trust 2003-7
3.99% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033 (1)(2)	10,730,241	10,787,593
SLM Student Loan Trust 2004-3
3.04% (3 Month LIBOR USD + 0.55%, 0.55% Floor), 10/25/2064 (1)(2)	6,300,000	6,321,191
SLM Student Loan Trust 2005-4
2.66% (3 Month LIBOR USD + 0.17%), 07/25/2040 (2)	11,000,000	10,426,120
SLM Student Loan Trust 2006-2
2.66% (3 Month LIBOR USD + 0.17%), 01/25/2041 (2)	4,213,552	4,087,958
SLM Student Loan Trust 2007-2
2.66% (3 Month LIBOR USD + 0.17%), 07/25/2025 (2)	6,950,000	6,278,483
SLM Student Loan Trust 2007-3
2.55% (3 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2022 (2)	4,150,000	4,057,764

SLM Student Loan Trust 2007-6
2.87% (3 Month LIBOR USD + 0.38%), 10/25/2024 (2)	1,988,815	1,989,199
SLM Student Loan Trust 2007-7
2.82% (3 Month LIBOR USD + 0.33%), 01/25/2022 (2)	3,116,782	3,060,372
SLM Student Loan Trust 2008-2
3.24% (3 Month LIBOR USD + 0.75%), 04/25/2023 (2)	10,063,987	9,972,456
SLM Student Loan Trust 2008-4
4.14% (3 Month LIBOR USD + 1.65%), 07/25/2022 (2)	1,051,220	1,064,393
SLM Student Loan Trust 2008-5
4.19% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023 (2)	9,649,639	9,804,310
4.34% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073 (2)	7,350,000	7,513,742
SLM Student Loan Trust 2008-6
3.59% (3 Month LIBOR USD + 1.10%), 07/25/2023 (2)	15,593,975	15,709,186
SLM Student Loan Trust 2008-9
3.99% (3 Month LIBOR USD + 1.50%), 04/25/2023 (2)	17,498,109	17,589,455
SLM Student Loan Trust 2009-3
3.26% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 01/25/2045 (1)(2)	2,353,169	2,339,405
SLM Student Loan Trust 2012-1
3.46% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028 (2)	14,546,414	14,569,562
SLM Student Loan Trust 2012-2
3.21% (1 Month LIBOR USD + 0.70%), 01/25/2029 (2)	16,818,778	16,715,208
SLM Student Loan Trust 2012-3
3.16% (1 Month LIBOR USD + 0.65%), 12/26/2025 (2)	1,192,777	1,191,332
SLM Student Loan Trust 2012-7
3.16% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026 (2)	5,732,028	5,662,358
4.31% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043 (2)	2,220,000	2,227,594
SLM Student Loan Trust 2013-2
2.96% (1 Month LIBOR USD + 0.45%), 09/25/2026 (2)	2,309,680	2,294,742
SLM Student Loan Trust 2014-1
3.11% (1 Month LIBOR USD + 0.60%), 02/26/2029 (2)	3,663,379	3,614,476
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	2,481,786	2,458,348
2.05%, 12/14/2022	2,370,000	2,318,659
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026 (1)	379,492	377,527
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (1)	239,447	238,974
4.21% (1 Month LIBOR USD + 1.75%), 05/17/2032 (1)(2)	1,685,000	1,725,297
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031 (1)	407,374	407,262
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032 (1)	2,260,860	2,213,750
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034 (1)	755,960	730,406
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034 (1)	1,960,000	1,917,021
SMB Private Education Loan Trust 2018-B
3.18% (1 Month LIBOR USD + 0.72%), 01/15/2037 (1)(2)	2,030,000	2,016,098
3.60%, 01/15/2037 (1)	6,155,000	6,232,660
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035 (1)	6,835,000	6,881,394
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/26/2026 (1)	6,588,582	6,530,085
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 06/25/2026 (1)	7,679,167	7,590,405
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026 (1)	1,765,000	1,747,072
SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027 (1)	2,210,000	2,214,266
Sofi Consumer Loan Program 2018-3 Trust
3.20%, 08/25/2027 (1)	4,208,854	4,200,132

SoFi Consumer Loan Program 2018-3 Trust
4.02%, 08/25/2027 (1)		1,375,000	1,387,999
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027 (1)		2,745,000	2,785,091
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (1)		460,163	456,601
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (1)		499,600	498,532
SoFi Professional Loan Program 2015-D LLC
3.59%, 10/26/2037 (1)		1,062,337	1,053,893
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037 (1)		195,000	196,614
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037 (1)(4)		310,000	305,659
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039 (1)(4)		490,000	478,007
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040 (1)(4)		1,600,000	1,604,193
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040 (1)(4)		165,000	168,581
SoFi Professional Loan Program 2017-C LLC
3.11% (1 Month LIBOR USD + 0.60%), 07/25/2040 (1)(2)		4,943,524	4,952,693
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040 (1)		695,000	693,930
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041 (1)		1,405,000	1,380,089
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048 (1)		1,875,000	1,921,663
SoFi Professional Loan Program 2018-D Trust
3.12%, 02/25/2048 (1)		12,181,967	12,181,539
3.60%, 02/25/2048 (1)		5,525,000	5,572,070
SpringCastle America Funding LLC
3.05%, 11/25/2023 (1)		2,650,728	2,625,145
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (1)		7,900,000	7,763,997
3.86%, 07/15/2030 (1)		1,270,000	1,268,022
Sprite 2017-1 Ltd.
4.25%, 12/15/2037 (1)		1,304,945	1,295,237
St Paul’s CLO VI DAC
0.85% (3 Month EURIBOR + 0.85%, 0.85% Floor), 08/20/2030 (1)(2)	EUR	38,000,000	43,482,677
Stanwich Mortgage Loan Trust Series 2018-NPB1
4.02%, 05/16/2023 (1)(3)	$	2,724,924	2,711,375
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
3.51% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037 (2)		738,483	739,629
Symphony CLO XVII Ltd.
3.32% (3 Month LIBOR USD + 0.88%), 04/17/2028 (1)(2)		4,030,000	4,012,091
Synchrony Credit Card Master Note Trust
2.37%, 03/15/2023		2,215,000	2,197,542
2.64%, 03/15/2023		1,085,000	1,077,004
2.56%, 06/15/2023		1,205,000	1,189,957
2.62%, 09/15/2023		650,000	642,905
3.36%, 03/15/2024		2,835,000	2,835,192
3.87%, 05/15/2026		2,650,000	2,670,963
Taco Bell Funding LLC
4.32%, 11/25/2048 (1)		10,805,000	10,938,334
THL Credit Wind River 2016-1 CLO Ltd.
4.09% (3 Month LIBOR USD + 1.65%), 07/17/2028 (2)		1,320,000	1,290,308
4.54% (3 Month LIBOR USD + 2.10%), 07/17/2028 (2)		2,840,000	2,733,693
Tidewater Sales Finance Master Trust Series 2017-A
4.55%, 05/15/2021 (1)		1,816,462	1,813,581

Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (1)(4)	209,915	207,674
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (1)(4)	266,892	263,169
3.75%, 04/25/2055 (1)(4)	960,000	964,402
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (1)(4)	263,075	259,094
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (1)(4)	1,103,079	1,087,854
3.00%, 02/25/2055 (1)(4)	304,315	300,645
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (1)(4)	209,843	205,598
Towd Point Mortgage Trust 2016-3
2.25%, 08/25/2055 (1)(4)	323,116	315,689
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056 (1)(4)	668,827	649,472
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056 (1)(4)	2,302,589	2,232,043
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056 (1)(4)	535,136	523,404
3.75%, 10/25/2056 (1)(4)	6,315,000	6,202,463
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (1)(4)	255,362	249,719
Towd Point Mortgage Trust 2017-3
2.75%, 06/25/2057 (1)(4)	1,499,311	1,459,532
Towd Point Mortgage Trust 2017-4
2.75%, 06/25/2057 (1)(4)	11,771,557	11,450,447
Towd Point Mortgage Trust 2017-5
2.92% (1 Month LIBOR USD + 0.60%), 02/26/2057 (1)(2)	885,901	881,064
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057 (1)(4)	1,808,510	1,765,756
Towd Point Mortgage Trust 2018-2
3.25%, 03/25/2058 (1)(4)	7,994,151	7,874,295
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058 (1)(4)	7,917,746	7,909,663
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058 (1)(4)	3,604,139	3,559,301
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021	15,050,000	14,911,385
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021	4,600,000	4,534,389
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022	2,925,000	2,896,936
Toyota Auto Receivables 2018-C Owner Trust
3.02%, 12/15/2022	15,145,000	15,169,550
Tralee CLO V Ltd.
3.87% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/20/2028 (1)(2)	2,000,000	1,980,452
Tricon American Homes 2017-SFR2 Trust
2.93%, 01/18/2036 (1)	4,260,455	4,132,005
Verizon Owner Trust 2016-2
2.36%, 05/20/2021 (1)	1,245,000	1,232,772
Verizon Owner Trust 2017-1
2.65%, 09/20/2021 (1)	725,000	720,325
Verizon Owner Trust 2017-3
2.53%, 04/20/2022 (1)	1,360,000	1,345,054
Verizon Owner Trust 2018-1
3.20%, 09/20/2022 (1)	1,105,000	1,105,826
Volt LX LLC
3.25%, 06/25/2047 (1)(3)	6,556,139	6,524,336

Volt LXVIII LLC
4.34%, 08/25/2048 (1)(3)	1,876,519	1,876,330
Volt LXX LLC
4.11%, 09/25/2048 (1)(3)	6,065,786	6,057,929
VOLT LXXII LLC
4.21%, 10/26/2048 (1)(3)	5,375,846	5,365,357
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (1)	82,550	82,385
Volvo Financial Equipment Master Owner Trust
2.96% (1 Month LIBOR USD + 0.50%), 11/15/2022 (1)(2)	475,000	476,005
Voya CLO 2014-3 Ltd.
3.21% (3 Month LIBOR USD + 0.72%), 07/25/2026 (1)(2)	1,343,709	1,337,755
Voya CLO 2015-2 Ltd.
3.45% (3 Month LIBOR USD + 0.97%), 07/23/2027 (1)(2)	3,505,000	3,480,402
Voya CLO 2016-1 Ltd.
3.77% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 01/20/2031 (1)(2)	3,205,000	3,058,150
WAVE 2017-1 Trust
3.84%, 11/15/2042 (1)	2,566,760	2,568,753
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021 (1)	592,954	592,626
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024 (1)	1,540,000	1,553,862
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023 (1)	1,215,000	1,218,875
Wheels SPV 2 LLC
1.87%, 05/20/2025 (1)	910,000	902,861
Wingstop Funding 2018-1 LLC
4.97%, 12/05/2048 (1)	955,000	976,631
World Omni Auto Receivables Trust 2018-B
3.17%, 01/15/2025	1,250,000	1,242,685
World Omni Automobile Lease Securitization Trust 2016-A
1.45%, 08/15/2019	414,955	414,510
Zais CLO 1 Ltd.
3.59% (3 Month LIBOR USD + 1.15%), 04/17/2028 (1)(2)	14,900,000	14,778,714

Total Asset-Backed Obligations (Cost $2,116,036,991)		$2,103,220,685

Corporate Bonds—35.87%
Basic Materials—0.80%
ABJA Investment Co. Pte. Ltd.
5.45%, 01/24/2028	4,800,000	4,088,021
Anglo American Capital Plc
4.13%, 09/27/2022 (1)	3,883,000	3,826,736
4.88%, 05/14/2025 (1)	675,000	661,265
4.75%, 04/10/2027 (1)	985,000	943,859
4.50%, 03/15/2028 (1)	16,035,000	14,883,603
Axalta Coating Systems LLC
4.88%, 08/15/2024 (1)	2,180,000	2,060,100
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027	860,000	786,479
5.50%, 11/02/2047	345,000	324,303
CF Industries, Inc.
4.50%, 12/01/2026 (1)	5,145,000	5,030,873
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (1)	150,000	139,500
CNAC HK Finbridge Co. Ltd.
4.63%, 03/14/2023	4,545,000	4,583,160
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027 (1)	685,000	652,360
CSN Resources SA
6.50%, 07/21/2020	170,000	163,965
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/2023 (1)	2,800,000	2,912,000

DowDuPont, Inc.
3.77%, 11/15/2020		6,165,000	6,222,856
Equate Petrochemical BV
3.00%, 03/03/2022		690,000	665,850
4.25%, 11/03/2026		6,910,000	6,682,592
First Quantum Minerals Ltd.
6.50%, 03/01/2024 (1)		200,000	166,000
6.88%, 03/01/2026 (1)		200,000	160,500
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/2023 (1)		1,250,000	1,175,000
5.13%, 05/15/2024 (1)		460,000	423,200
Freeport-McMoRan, Inc.
5.40%, 11/14/2034		1,750,000	1,378,125
Georgia-Pacific LLC
2.54%, 11/15/2019 (1)		7,000,000	6,947,089
Gerdau Trade, Inc.
4.88%, 10/24/2027 (1)		5,240,000	4,978,000
Glencore Finance Canada Ltd.
4.95%, 11/15/2021 (1)		1,170,000	1,194,995
Glencore Funding LLC
4.00%, 04/16/2025 (1)		4,450,000	4,189,276
3.88%, 10/27/2027 (1)		11,555,000	10,329,939
Goldcorp, Inc.
3.70%, 03/15/2023		3,270,000	3,248,181
Incitec Pivot Finance LLC
6.00%, 12/10/2019 (1)		126,000	128,784
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021 (1)		800,000	810,450
5.71%, 11/15/2023 (1)		600,000	610,525
6.53%, 11/15/2028 (1)		900,000	943,990
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048		2,235,000	2,229,182
LyondellBasell Industries NV
5.00%, 04/15/2019		4,000,000	4,004,355
Methanex Corp.
4.25%, 12/01/2024		575,000	558,038
Mexichem SAB de CV
4.00%, 10/04/2027 (1)		1,255,000	1,140,481
Newcrest Finance Pty Ltd.
4.45%, 11/15/2021 (1)		1,800,000	1,821,560
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023		2,796,000	2,825,117
Solvay Finance America LLC
4.45%, 12/03/2025 (1)		2,400,000	2,380,982
Starfruit Finco BV / Starfruit U.S. Holdco LLC
6.50%, 10/01/2026	EUR	400,000	422,897
Syngenta Finance NV
3.70%, 04/24/2020 (1)	$	2,350,000	2,332,650
3.93%, 04/23/2021 (1)		7,742,000	7,635,939
4.44%, 04/24/2023 (1)		200,000	192,734
4.89%, 04/24/2025 (1)		200,000	189,189
5.18%, 04/24/2028 (1)		200,000	185,574
Valvoline, Inc.
5.50%, 07/15/2024		1,209,000	1,181,797
Westlake Chemical Corp.
3.60%, 08/15/2026		1,925,000	1,765,905
Yara International ASA
4.75%, 06/01/2028 (1)		400,000	398,920

			120,576,896

Communications—4.66%
21st Century Fox America, Inc.
3.70%, 09/15/2024		1,495,000	1,508,652
Alibaba Group Holding Ltd.
3.13%, 11/28/2021		4,894,000	4,842,447
3.60%, 11/28/2024		7,180,000	7,022,880
3.40%, 12/06/2027		8,360,000	7,734,716
Altice Financing SA
5.25%, 02/15/2023	EUR	16,785,000	19,356,434
6.63%, 02/15/2023 (1)		$18,627,000	17,881,920
Altice France SA/France
6.25%, 05/15/2024 (1)		10,330,000	9,632,725
7.38%, 05/01/2026 (1)		1,400,000	1,284,500
5.88%, 02/01/2027 (1)	EUR	9,500,000	10,763,815
8.13%, 02/01/2027 (1)		$1,100,000	1,036,750
Altice Luxembourg SA
7.25%, 05/15/2022	EUR	2,380,000	2,532,733
7.75%, 05/15/2022 (1)		$1,050,000	955,500
AT&T Inc.
5.15%, 11/15/2046		3,055,000	2,842,544
AT&T, Inc.
3.96% (3 Month LIBOR USD + 1.18%), 06/12/2024 (2)		1,935,000	1,876,934
3.40%, 05/15/2025		3,750,000	3,525,056
5.25%, 03/01/2037		7,530,000	7,402,285
4.80%, 06/15/2044		6,560,000	5,884,876
4.35%, 06/15/2045		2,600,000	2,200,015
4.75%, 05/15/2046		5,580,000	4,966,319
4.50%, 03/09/2048		6,525,000	5,625,705
Axtel SAB de CV
6.38%, 11/14/2024		4,700,000	4,457,903
Baidu, Inc.
2.88%, 07/06/2022		5,105,000	4,959,268
3.88%, 09/29/2023		11,855,000	11,801,320
4.38%, 03/29/2028		1,850,000	1,812,358
Booking Holdings, Inc.
3.65%, 03/15/2025		2,368,000	2,306,989
3.60%, 06/01/2026		5,721,000	5,561,014
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (1)		1,413,000	1,316,068
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020		6,515,000	6,506,912
4.46%, 07/23/2022		10,757,000	10,859,818
4.19% (3 Month LIBOR USD + 1.65%), 02/01/2024 (2)		7,366,000	7,242,212
4.50%, 02/01/2024		3,510,000	3,504,433
4.91%, 07/23/2025		11,997,000	11,923,898
3.75%, 02/15/2028		665,000	601,925
6.48%, 10/23/2045		1,000,000	1,032,093
Cisco Systems, Inc.
4.45%, 01/15/2020		2,125,000	2,157,749
2.45%, 06/15/2020		14,000,000	13,923,557
2.20%, 02/28/2021		2,360,000	2,328,647
Clear Channel International BV
8.75%, 12/15/2020 (1)		831,000	837,232
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020		4,200,000	4,126,500
7.63%, 03/15/2020		4,238,000	4,132,050
6.50%, 11/15/2022		1,962,000	1,962,000
Comcast Corp.
3.13% (3 Month LIBOR USD + 0.33%), 10/01/2020 (2)		740,000	736,586
3.24% (3 Month LIBOR USD + 0.44%), 10/01/2021 (2)		1,154,000	1,143,051
3.38%, 08/15/2025		9,145,000	8,915,162

3.95%, 10/15/2025	2,500,000	2,530,739
3.15%, 03/01/2026	4,440,000	4,250,360
2.35%, 01/15/2027	3,715,000	3,324,863
3.30%, 02/01/2027	3,855,000	3,676,029
4.15%, 10/15/2028	2,000,000	2,032,110
3.20%, 07/15/2036	305,000	262,663
4.60%, 10/15/2038	5,103,000	5,158,712
3.97%, 11/01/2047	1,965,000	1,758,965
4.70%, 10/15/2048	7,262,000	7,388,962
Cox Communications, Inc.
3.25%, 12/15/2022 (1)	7,975,000	7,790,444
3.15%, 08/15/2024 (1)	3,400,000	3,270,562
4.80%, 02/01/2035 (1)	8,725,000	7,962,382
4.70%, 12/15/2042 (1)	810,000	714,037
4.50%, 06/30/2043 (1)	950,000	802,111
Crown Castle Towers LLC
3.66%, 05/15/2025 (1)	1,300,000	1,262,898
3.22%, 05/15/2042 (1)	700,000	688,359
CSC Holdings LLC
8.63%, 02/15/2019	625,000	626,562
5.38%, 07/15/2023 (1)	2,732,000	2,666,213
7.75%, 07/15/2025 (1)	3,105,000	3,159,338
5.50%, 04/15/2027 (1)	2,300,000	2,139,000
5.38%, 02/01/2028 (1)	1,400,000	1,287,552
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (1)	800,000	767,544
2.82%, 01/19/2022 (1)	2,045,000	1,998,892
4.38%, 06/21/2028 (1)	12,445,000	12,260,883
Discovery Communications LLC
2.75%, 11/15/2019 (1)	2,355,000	2,331,064
2.80%, 06/15/2020 (1)	7,200,000	7,122,576
4.38%, 06/15/2021	380,000	386,683
2.95%, 03/20/2023	100,000	95,760
3.95%, 03/20/2028	9,186,000	8,522,657
5.00%, 09/20/2037	1,270,000	1,179,246
DISH DBS Corp.
7.88%, 09/01/2019	10,840,000	11,060,052
5.13%, 05/01/2020	15,493,000	15,299,337
6.75%, 06/01/2021	4,250,000	4,206,225
5.88%, 07/15/2022	200,000	184,000
eBay, Inc.
2.60%, 07/15/2022	4,276,000	4,133,509
2.75%, 01/30/2023	5,400,000	5,191,208
Expedia Group, Inc.
4.50%, 08/15/2024	7,286,000	7,294,796
5.00%, 02/15/2026	9,320,000	9,418,839
3.80%, 02/15/2028	11,460,000	10,415,587
iHeartCommunications, Inc.
9.00%, 12/15/2019 (12)	11,004,000	7,372,680
9.00%, 03/01/2021 (12)	18,100,000	12,127,000
11.25%, 03/01/2021 (12)	1,452,000	961,950
11.25%, 03/01/2021 (1)(12)	3,368,000	2,155,520
9.00%, 09/15/2022 (12)	7,299,000	4,853,835
10.63%, 03/15/2023 (12)	88,000	58,520
Intelsat Connect Finance SA
9.50%, 02/15/2023 (1)	710,000	610,600
Intelsat Jackson Holdings SA
9.50%, 09/30/2022 (1)	1,490,000	1,698,600
5.50%, 08/01/2023	3,067,000	2,668,290
8.00%, 02/15/2024 (1)	7,849,000	8,084,470
8.50%, 10/15/2024 (1)	3,734,000	3,621,980
9.75%, 07/15/2025 (1)	1,722,000	1,726,822

Intelsat Luxembourg SA
7.75%, 06/01/2021		8,455,000	7,694,050
Interpublic Group of Cos., Inc.
3.50%, 10/01/2020		1,130,000	1,131,192
3.75%, 10/01/2021		200,000	201,180
4.00%, 03/15/2022		216,000	217,832
Level 3 Financing, Inc.
5.13%, 05/01/2023		325,000	313,625
5.38%, 01/15/2024		600,000	571,500
5.38%, 05/01/2025		1,531,000	1,435,312
5.25%, 03/15/2026		550,000	503,250
MTN Mauritius Investments Ltd.
6.50%, 10/13/2026		4,200,000	4,086,079
Netflix, Inc.
4.63%, 05/15/2029 (1)	EUR	4,560,000	5,120,759
4.63%, 05/15/2029 (1)		1,800,000	2,021,352
Nokia OYJ
3.38%, 06/12/2022		$280,000	264,600
4.38%, 06/12/2027		4,255,000	3,957,150
Omnicom Group, Inc.
3.65%, 11/01/2024		1,600,000	1,549,584
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%, 02/15/2023 (1)		220,000	199,650
SES Global Americas Holdings GP
2.50%, 03/25/2019 (1)		500,000	498,801
Sirius XM Radio, Inc.
3.88%, 08/01/2022 (1)		1,178,000	1,127,523
Sky Plc
3.13%, 11/26/2022 (1)		400,000	394,637
3.75%, 09/16/2024 (1)		280,000	278,952
SoftBank Group Corp.
4.00%, 04/20/2023	EUR	2,350,000	2,766,559
Sprint Capital Co.
6.90%, 05/01/2019		$4,095,000	4,115,475
Sprint Capital Corp.
6.88%, 11/15/2028		708,000	669,060
Sprint Communications, Inc.
7.00%, 03/01/2020 (1)		7,822,000	8,017,550
7.00%, 08/15/2020		11,367,000	11,637,535
Sprint Corp.
7.25%, 09/15/2021		2,138,000	2,188,243
7.88%, 09/15/2023		1,475,000	1,513,719
7.13%, 06/15/2024		312,000	309,211
7.63%, 03/01/2026		1,851,000	1,827,862
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 03/20/2023 (1)		6,591,063	6,508,674
4.74%, 09/20/2029 (1)		8,555,000	8,394,594
5.15%, 09/20/2029 (1)		7,596,000	7,463,070
TBG Global Pte. Ltd.
5.25%, 02/10/2022		5,300,000	5,185,340
Telefonica Emisiones SAU
5.46%, 02/16/2021		168,000	174,101
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028 (1)		400,000	362,000
Telstra Corp. Ltd.
4.80%, 10/12/2021 (1)		680,000	706,481
Tencent Holdings Ltd.
2.99%, 01/19/2023		10,000,000	9,717,862
3.80%, 02/11/2025		7,290,000	7,146,427

Thomson Reuters Corp.
3.35%, 05/15/2026		1,390,000	1,290,354
Time Warner Cable LLC
4.00%, 09/01/2021		370,000	367,736
6.55%, 05/01/2037		1,100,000	1,129,933
7.30%, 07/01/2038		885,000	960,297
6.75%, 06/15/2039		930,000	945,924
5.88%, 11/15/2040		2,000,000	1,887,151
5.50%, 09/01/2041		5,697,000	5,040,837
4.50%, 09/15/2042		13,140,000	10,575,738
T-Mobile USA, Inc.
6.50%, 01/15/2024		1,045,000	1,073,926
4.50%, 02/01/2026		658,000	603,715
4.75%, 02/01/2028		3,208,000	2,903,240
United Group BV
4.38%, 07/01/2022	EUR	7,425,000	8,418,709
4.38%, 07/01/2022 (1)		200,000	226,767
4.88%, 07/01/2024		9,400,000	10,554,227
4.88%, 07/01/2024 (1)		200,000	224,558
Univision Communications, Inc.
5.13%, 05/15/2023 (1)		$6,215,000	5,577,962
5.13%, 02/15/2025 (1)		4,465,000	3,918,038
UPCB Finance VII Ltd.
3.63%, 06/15/2029	EUR	490,000	532,645
Verizon Communications, Inc.
5.15%, 09/15/2023		$4,055,000	4,318,177
3.50%, 11/01/2024		2,000,000	1,977,419
3.38%, 02/15/2025		15,760,000	15,290,305
4.50%, 08/10/2033		3,470,000	3,428,027
5.25%, 03/16/2037		2,900,000	3,023,987
4.86%, 08/21/2046		5,830,000	5,737,165
Viacom, Inc.
4.25%, 09/01/2023		6,000,000	5,976,208
ViaSat, Inc.
5.63%, 09/15/2025 (1)		196,000	180,320
Virgin Media Secured Finance Plc
5.25%, 01/15/2026 (1)		1,200,000	1,099,500
Vodafone Group Plc
3.75%, 01/16/2024		4,000,000	3,942,257
4.38%, 05/30/2028		14,700,000	14,268,496
5.00%, 05/30/2038		5,045,000	4,732,277
VTR Finance BV
6.88%, 01/15/2024		4,476,000	4,476,000
Walt Disney Co.
2.30%, 02/12/2021		10,415,000	10,284,898
3.75%, 06/01/2021		460,000	468,614
Warner Media LLC
4.00%, 01/15/2022		1,000,000	1,012,254
3.80%, 02/15/2027		3,530,000	3,313,989
Wind Tre SpA
2.63%, 01/20/2023 (1)	EUR	600,000	619,737
2.75% (3 Month EURIBOR + 2.75%, 2.75% Floor), 01/20/2024 (1)(2)		500,000	511,291
3.13%, 01/20/2025		200,000	203,752
5.00%, 01/20/2026 (1)		$200,000	164,440
Zayo Group LLC / Zayo Capital, Inc.
5.75%, 01/15/2027 (1)		1,240,000	1,106,700
Ziggo BV
5.50%, 01/15/2027 (1)		6,675,000	5,974,125

			702,200,023

Consumer, Cyclical—3.17%
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 11/15/2022 (1)	261,746	264,573
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 06/15/2025 (1)	1,882,161	1,882,914
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 07/15/2031 (1)	14,862,000	14,099,579
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027 (1)	3,000,000	2,802,612
America West Airlines 2001-1 Pass Through Trust
7.10%, 10/02/2022	1,302,678	1,358,042
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/2027	1,799,460	1,785,695
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 04/01/2028	1,711,041	1,656,630
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 11/01/2024	2,178,259	2,100,277
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 03/22/2025	9,968,222	9,775,835
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 07/15/2029	551,669	541,774
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 07/15/2025	2,323,098	2,390,439
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 12/15/2029	1,305,175	1,239,394
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 12/15/2025 (1)	3,985,200	3,908,286
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 04/15/2027	7,662,137	7,353,323
American Airlines 2017-1 Class B Pass Through Trust
4.95%, 08/15/2026	1,039,838	1,042,237
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 04/15/2031	797,810	754,168
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 04/15/2027	6,612,898	6,394,320
Aptiv Plc
3.15%, 11/19/2020	4,165,000	4,133,782
AutoNation, Inc.
3.35%, 01/15/2021	770,000	764,070
BMW U.S. Capital LLC
3.25%, 08/14/2020 (1)	14,250,000	14,243,487
3.10%, 04/12/2021 (1)	5,495,000	5,441,596
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,060,000
Churchill Downs, Inc.
4.75%, 01/15/2028 (1)	402,000	363,689
Cintas Corp. No 2
4.30%, 06/01/2021	165,000	169,300
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 05/01/2022	303,780	314,618
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/2023	4,235,217	4,422,414
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 05/10/2021	882,823	906,571
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 04/29/2026	1,717,684	1,696,213
Cumberland Farms, Inc.
6.75%, 05/01/2025 (1)	767,000	774,670
D.R. Horton, Inc.
4.38%, 09/15/2022	10,658,000	10,781,183

Daimler Finance North America LLC
2.30%, 01/06/2020 (1)		4,000,000	3,956,101
3.00%, 02/22/2021 (1)		2,210,000	2,185,822
3.88%, 09/15/2021 (1)		850,000	855,251
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025 (1)		925,000	862,563
6.50%, 06/01/2026 (1)		1,510,000	1,447,712
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 07/02/2024		1,793,089	1,898,523
Delta Air Lines, Inc.
2.88%, 03/13/2020		1,295,000	1,286,234
3.40%, 04/19/2021		350,000	347,066
3.63%, 03/15/2022		11,287,000	11,044,852
4.38%, 04/19/2028		2,175,000	2,085,535
Diamond Resorts International Inc
7.75%, 09/01/2023 (1)		4,294,000	4,122,240
Dillard’s, Inc.
7.75%, 07/15/2026		135,000	145,052
7.75%, 05/15/2027		85,000	91,569
7.00%, 12/01/2028		380,000	391,333
Emirates Airline
4.50%, 02/06/2025		3,714,240	3,632,824
FCE Bank Plc
1.88%, 06/24/2021	EUR	300,000	342,299
Ford Motor Credit Co. LLC
2.94%, 01/08/2019		$2,250,000	2,250,007
1.90%, 08/12/2019		1,000,000	990,175
3.41% (3 Month LIBOR USD + 1.00%), 01/09/2020 (2)		2,575,000	2,548,605
8.13%, 01/15/2020		2,605,000	2,704,161
2.43%, 06/12/2020		4,525,000	4,405,432
3.57% (3 Month LIBOR USD + 0.79%), 06/12/2020 (2)		400,000	394,375
3.16%, 08/04/2020		2,420,000	2,371,038
2.34%, 11/02/2020		7,795,000	7,497,994
2.99% (3 Month LIBOR USD + 0.43%), 11/02/2020 (2)		3,110,000	3,023,445
3.20%, 01/15/2021		3,750,000	3,633,514
3.34%, 03/18/2021		200,000	194,056
0.11% (3 Month EURIBOR + 0.43%), 05/14/2021 (2)	EUR	220,000	240,769
3.31% (3 Month LIBOR USD + 0.88%), 10/12/2021 (2)		$3,390,000	3,253,251
0.05% (3 Month EURIBOR + 0.37%), 12/01/2021 (2)	EUR	610,000	651,074
3.34%, 03/28/2022		$4,740,000	4,473,938
4.38%, 08/06/2023		1,080,000	1,022,956
4.13%, 08/04/2025		3,670,000	3,307,319
General Motors Co.
3.39% (3 Month LIBOR USD + 0.80%), 08/07/2020 (2)		1,400,000	1,385,881
6.60%, 04/01/2036		975,000	949,967
6.25%, 10/02/2043		65,000	60,993
5.20%, 04/01/2045		3,485,000	2,893,332
General Motors Financial Co., Inc.
3.10%, 01/15/2019		1,868,000	1,867,926
2.40%, 05/09/2019		4,035,000	4,019,847
2.35%, 10/04/2019		3,000,000	2,973,794
3.15%, 01/15/2020		1,000,000	993,892
2.65%, 04/13/2020		1,500,000	1,476,613
3.20%, 07/13/2020		7,238,000	7,146,997
3.26% (3 Month LIBOR USD + 0.85%), 04/09/2021 (2)		10,085,000	9,855,465
3.55%, 04/09/2021		31,140,000	30,707,748
0.24% (3 Month EURIBOR + 0.55%), 03/26/2022 (2)	EUR	450,000	494,139
4.35%, 04/09/2025		$1,530,000	1,449,741
4.00%, 10/06/2026		1,900,000	1,706,577

Gohl Capital Ltd.
4.25%, 01/24/2027		6,600,000	6,208,831
Harley-Davidson Financial Services, Inc.
2.85%, 01/15/2021 (1)		3,287,000	3,228,976
2.55%, 06/09/2022 (1)		1,875,000	1,788,777
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/2026 (1)		429,000	411,840
Hyundai Capital America
3.60% (3 Month LIBOR USD + 0.80%), 09/18/2020 (1)(2)		1,170,000	1,165,170
IHO Verwaltungs GmbH
4.13% cash or 4.88% PIK, 09/15/2021, 09/15/2021 (1)		745,000	707,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/2026 (1)		956,000	924,959
4.75%, 06/01/2027 (1)		1,000,000	930,000
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 08/15/2029		2,911,291	2,802,118
Lennar Corp.
4.75%, 11/29/2027		4,275,000	3,858,187
Magna International, Inc.
4.15%, 10/01/2025		665,000	676,403
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (1)		200,000	183,658
MGM Resorts International
6.75%, 10/01/2020		6,899,000	7,088,723
7.75%, 03/15/2022		2,870,000	3,052,962
Mitchells & Butlers Finance Plc
3.24% (3 Month LIBOR USD + 0.45%), 12/15/2030 (2)		9,820,416	8,963,772
6.01%, 12/15/2030	GBP	334,955	481,674
New Red Finance, Inc.
4.63%, 01/15/2022 (1)		$3,510,000	3,395,925
4.25%, 05/15/2024 (1)		1,872,000	1,723,756
O’Reilly Automotive, Inc.
4.63%, 09/15/2021		1,300,000	1,334,418
PetSmart, Inc.
5.88%, 06/01/2025 (1)		206,000	148,835
QVC, Inc.
3.13%, 04/01/2019		400,000	399,089
5.13%, 07/02/2022		4,365,000	4,410,893
4.38%, 03/15/2023		920,000	882,720
Rite Aid Corp.
6.13%, 04/01/2023 (1)		3,388,000	2,676,520
Sands China Ltd.
4.60%, 08/08/2023 (1)		1,400,000	1,390,741
5.13%, 08/08/2025 (1)		1,600,000	1,584,979
5.40%, 08/08/2028 (1)		2,200,000	2,124,340
Spirit Issuer Plc
6.58%, 12/28/2027	GBP	3,465,000	4,448,110
3.61% (3 Month LIBOR GBP + 2.70%), 12/28/2031 (2)		810,000	991,439
Starbucks Corp.
3.80%, 08/15/2025		$5,465,000	5,406,891
Tesla, Inc.
5.30%, 08/15/2025 (1)		3,670,000	3,188,312
Toyota Motor Credit Co.
1.55%, 10/18/2019		9,690,000	9,573,323
Toyota Motor Credit Corp.
2.95%, 04/13/2021		14,545,000	14,515,795
U.S. Airways 2011-1 Class A Pass Through Trust
7.13%, 04/22/2025		1,698,624	1,853,709
U.S. Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027		1,627,058	1,638,608

United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027		1,612,841	1,576,402
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027		1,970,428	1,878,078
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 09/01/2027		6,810,000	6,812,127
VOC Escrow Ltd.
5.00%, 02/15/2028 (1)		179,000	165,128
Volkswagen Bank GmbH
0.11% (3 Month EURIBOR + 0.42%), 06/15/2021 (2)	EUR	1,400,000	1,574,129
0.63%, 09/08/2021		7,500,000	8,521,947
Volkswagen Group of America Finance LLC
3.39% (3 Month LIBOR USD + 0.77%), 11/13/2020 (1)(2)		$8,300,000	8,244,564
3.88%, 11/13/2020 (1)		8,300,000	8,338,873
3.56% (3 Month LIBOR USD + 0.94%), 11/12/2021 (1)(2)		8,300,000	8,218,784
4.00%, 11/12/2021 (1)		8,300,000	8,316,637
4.63%, 11/13/2025 (1)		5,120,000	5,063,669
Volkswagen International Finance NV
4.00%, 08/12/2020 (1)		230,000	231,445
Volkswagen Leasing GmbH
0.13% (3 Month EURIBOR + 0.45%), 07/06/2021 (2)	EUR	400,000	450,289
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019		$3,555,000	3,534,761
3.80%, 11/18/2024		2,550,000	2,509,306
4.80%, 11/18/2044		926,000	848,474
Walmart, Inc.
1.90%, 12/15/2020		10,840,000	10,667,734
3.13%, 06/23/2021		19,375,000	19,511,898
3.55%, 06/26/2025		8,000,000	8,091,786
WestJet Airlines Ltd.
3.50%, 06/16/2021 (1)		4,540,000	4,500,317
Wyndham Destinations, Inc.
4.25%, 03/01/2022		40,000	38,200
3.90%, 03/01/2023		1,170,000	1,076,400
5.40%, 04/01/2024		72,000	68,580
6.35%, 10/01/2025		1,120,000	1,086,400
5.75%, 04/01/2027		6,035,000	5,537,113
Wynn Macau Ltd.
4.88%, 10/01/2024 (1)		200,000	178,000
5.50%, 10/01/2027 (1)		200,000	174,000
ZF North America Capital, Inc.
4.00%, 04/29/2020 (1)		1,910,000	1,901,076
4.50%, 04/29/2022 (1)		1,050,000	1,025,608

			476,365,616

Consumer, Non-cyclical—5.89%
AA Bond Co. Ltd.
2.88%, 01/31/2022	GBP	5,547,000	6,570,002
4.25%, 07/31/2043		10,080,000	13,092,745
Abbott Laboratories
2.90%, 11/30/2021		$8,535,000	8,450,134
AbbVie, Inc.
2.30%, 05/14/2021		4,732,000	4,620,962
2.90%, 11/06/2022		6,020,000	5,857,322
2.85%, 05/14/2023		1,000,000	963,522
3.60%, 05/14/2025		8,963,000	8,600,947
4.25%, 11/14/2028		2,000,000	1,942,803
4.50%, 05/14/2035		715,000	662,111
4.70%, 05/14/2045		750,000	682,932
4.88%, 11/14/2048		2,000,000	1,868,494
Aetna Inc
3.50%, 11/15/2024		3,370,000	3,258,048

Aetna, Inc.
2.80%, 06/15/2023		3,388,000	3,221,816
Allergan Finance LLC
3.25%, 10/01/2022		7,250,000	7,088,103
Allergan Funding SCS
0.03% (3 Month EURIBOR + 0.35%), 06/01/2019 (2)		100,000	114,525
3.45%, 03/15/2022	EUR	380,000	374,170
Allergan Sales LLC
5.00%, 12/15/2021 (1)		$3,000,000	3,086,568
Amgen, Inc.
2.60%, 08/19/2026		3,200,000	2,909,385
4.40%, 05/01/2045		3,441,000	3,226,441
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/2026 (1)		12,290,000	11,616,998
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046 (1)		3,035,000	2,818,210
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021		7,455,000	7,327,561
3.30%, 02/01/2023		1,000,000	973,663
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 01/15/2022		695,000	695,482
4.00%, 04/13/2028		5,025,000	4,809,452
Anthem, Inc.
2.25%, 08/15/2019		3,000,000	2,983,958
2.50%, 11/21/2020		19,420,000	19,149,453
3.65%, 12/01/2027		2,580,000	2,466,447
4.65%, 01/15/2043		4,400,000	4,293,927
4.38%, 12/01/2047		1,000,000	931,347
Ascension Health
3.95%, 11/15/2046		825,000	796,384
Ashtead Capital, Inc.
5.25%, 08/01/2026 (1)		4,585,000	4,424,525
AstraZeneca Plc
3.38%, 11/16/2025		2,475,000	2,391,928
B&G Foods, Inc.
5.25%, 04/01/2025		1,590,000	1,478,700
Bacardi Ltd.
4.70%, 05/15/2028 (1)		2,047,000	1,968,283
5.30%, 05/15/2048 (1)		2,730,000	2,467,622
BAT Capital Corp.
2.30%, 08/14/2020		8,722,000	8,514,160
2.76%, 08/15/2022		13,374,000	12,632,747
BAT International Finance Plc
2.75%, 06/15/2020 (1)		3,619,000	3,555,361
3.25%, 06/07/2022 (1)		778,000	748,023
3.50%, 06/15/2022 (1)		326,000	318,939
Bausch Health Cos., Inc.
7.00%, 03/15/2024 (1)		1,000,000	1,010,000
6.13%, 04/15/2025 (1)		1,047,000	913,508
5.50%, 11/01/2025 (1)		2,938,000	2,739,685
Baxalta, Inc.
2.88%, 06/23/2020		298,000	295,292
4.00%, 06/23/2025		2,331,000	2,279,933
Bayer U.S. Finance II LLC
3.45% (3 Month LIBOR USD + 0.63%), 06/25/2021 (1)(2)		1,500,000	1,480,020
3.50%, 06/25/2021 (1)		800,000	794,306
2.75%, 07/15/2021 (1)		5,312,000	5,173,534
3.88%, 12/15/2023 (1)		7,420,000	7,284,898
4.38%, 12/15/2028 (1)		6,945,000	6,634,870

Bayer U.S. Finance LLC
2.38%, 10/08/2019 (1)	5,200,000	5,158,497
3.00%, 10/08/2021 (1)	900,000	879,953
3.38%, 10/08/2024 (1)	5,000,000	4,714,601
Becton Dickinson and Co.
2.68%, 12/15/2019	3,780,000	3,744,113
3.25%, 11/12/2020	2,100,000	2,086,894
2.89%, 06/06/2022	2,000,000	1,936,946
3.36%, 06/06/2024	3,870,000	3,716,772
3.73%, 12/15/2024	1,560,000	1,506,834
3.70%, 06/06/2027	11,385,000	10,763,122
7.00%, 08/01/2027	361,000	409,207
4.67%, 06/06/2047	6,445,000	6,070,061
Biogen, Inc.
2.90%, 09/15/2020	4,000,000	3,974,223
5.20%, 09/15/2045	1,175,000	1,209,868
Boston Scientific Corp.
6.00%, 01/15/2020	4,000,000	4,100,610
3.38%, 05/15/2022	600,000	596,118
BRF GmbH
4.35%, 09/29/2026 (1)	9,295,000	8,016,937
BRF SA
3.95%, 05/22/2023 (1)	430,000	385,925
4.75%, 05/22/2024 (1)	2,560,000	2,352,000
Bunge Ltd. Finance Corp.
3.75%, 09/25/2027	3,370,000	2,998,633
Campbell Soup Co.
3.29% (3 Month LIBOR USD + 0.50%), 03/16/2020 (2)	420,000	416,264
3.30%, 03/15/2021	4,280,000	4,257,603
3.42% (3 Month LIBOR USD + 0.63%), 03/15/2021 (2)	1,786,000	1,751,388
Catalent Pharma Solutions, Inc.
4.88%, 01/15/2026 (1)	1,600,000	1,516,000
Celgene Corp.
2.88%, 08/15/2020	600,000	595,744
3.25%, 08/15/2022	350,000	343,607
3.55%, 08/15/2022	1,275,000	1,260,932
3.63%, 05/15/2024	1,760,000	1,716,420
3.88%, 08/15/2025	7,748,000	7,462,068
3.45%, 11/15/2027	1,600,000	1,456,842
3.90%, 02/20/2028	2,000,000	1,877,060
5.00%, 08/15/2045	2,850,000	2,638,645
Cencosud SA
5.15%, 02/12/2025	200,000	192,645
4.38%, 07/17/2027	4,300,000	3,730,250
Centene Corp.
5.63%, 02/15/2021	219,000	219,548
4.75%, 05/15/2022	383,000	378,212
6.13%, 02/15/2024	270,000	276,413
4.75%, 01/15/2025	1,511,000	1,443,005
5.38%, 06/01/2026 (1)	1,332,000	1,295,370
Central Garden & Pet Co.
6.13%, 11/15/2023	880,000	877,800
5.13%, 02/01/2028	2,232,000	1,997,640
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (1)	1,206,000	949,725
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	8,567,000	7,945,893
6.25%, 03/31/2023	13,854,000	12,590,515
8.63%, 01/15/2024 (1)	4,104,000	4,052,700

Cigna Corp.
3.20%, 09/17/2020 (1)		11,060,000	11,012,565
4.13%, 11/15/2025 (1)		2,105,000	2,103,012
3.05%, 10/15/2027		4,920,000	4,503,153
4.38%, 10/15/2028 (1)		24,585,000	24,737,183
4.90%, 12/15/2048 (1)		9,210,000	9,023,392
Coca-Cola Co./The
1.88%, 10/27/2020		3,345,000	3,286,864
3.15%, 11/15/2020		2,949,000	2,968,658
3.30%, 09/01/2021		15,247,000	15,440,444
Covidien International Finance SA
3.20%, 06/15/2022		350,000	349,000
CVS Health Corp.
2.25%, 08/12/2019		2,800,000	2,786,322
4.75%, 12/01/2022 (1)		56,000	57,776
3.70%, 03/09/2023		8,500,000	8,408,523
4.00%, 12/05/2023		5,000,000	5,013,969
4.10%, 03/25/2025		15,815,000	15,676,204
5.13%, 07/20/2045		200,000	194,928
5.05%, 03/25/2048		6,500,000	6,330,364
CVS Pass-Through Trust
6.04%, 12/10/2028		1,415,716	1,507,076
6.94%, 01/10/2030		1,089,300	1,210,663
5.77%, 01/10/2033		2,552,436	2,684,788
4.70%, 01/10/2036 (1)		2,513,763	2,461,477
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (1)		10,902,222	10,314,156
Danone SA
2.08%, 11/02/2021 (1)		1,715,000	1,656,710
3.00%, 06/15/2022 (1)		11,560,000	11,352,716
2.59%, 11/02/2023 (1)		700,000	665,438
Diageo Capital Plc
3.00%, 05/18/2020		1,915,000	1,916,418
DJO Finance LLC / DJO Finance Corp.
8.13%, 06/15/2021 (1)		400,000	412,000
DP World Ltd.
2.38%, 09/25/2026 (1)	EUR	600,000	676,497
4.25%, 09/25/2030 (1)	GBP	300,000	376,839
Elanco Animal Health, Inc.
4.90%, 08/28/2028 (1)		$6,285,000	6,399,214
Equifax, Inc.
3.60%, 08/15/2021		4,485,000	4,478,157
ERAC USA Finance LLC
2.60%, 12/01/2021 (1)		1,180,000	1,148,063
3.80%, 11/01/2025 (1)		4,605,000	4,516,638
Express Scripts Holding Co.
3.05%, 11/30/2022		800,000	774,198
3.50%, 06/15/2024		1,282,000	1,244,883
4.50%, 02/25/2026		11,123,000	11,278,731
3.40%, 03/01/2027		1,504,000	1,395,957
First Quality Finance Co., Inc.
5.00%, 07/01/2025 (1)		1,694,000	1,516,130
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 (1)		5,620,000	5,683,366
4.13%, 10/15/2020 (1)		114,000	114,132
5.75%, 02/15/2021 (1)		570,000	587,100
G4S International Finance Plc
1.50%, 01/09/2023	EUR	100,000	114,227
General Mills, Inc.
3.20%, 04/16/2021		$1,645,000	1,636,337
4.20%, 04/17/2028		5,700,000	5,583,613

George Washington University
3.55%, 09/15/2046		740,000	669,538
Gilead Sciences, Inc.
2.55%, 09/01/2020		10,810,000	10,720,689
3.70%, 04/01/2024		1,000,000	998,258
3.50%, 02/01/2025		1,251,000	1,234,993
4.60%, 09/01/2035		3,961,000	4,003,216
4.75%, 03/01/2046		375,000	372,533
4.15%, 03/01/2047		1,000,000	922,446
GlaxoSmithKline Capital Plc
3.13%, 05/14/2021		8,775,000	8,788,150
Greene King Finance Plc
1.86% (3 Month LIBOR GBP + 0.95%), 06/15/2031 (2)	GBP	641,179	752,696
5.11%, 03/15/2034		450,000	653,287
4.06%, 03/15/2035		4,014,000	5,415,861
Grupo Bimbo SAB de CV
4.70%, 11/10/2047 (1)		$8,380,000	7,538,313
HCA, Inc.
6.50%, 02/15/2020		1,319,000	1,351,975
5.88%, 03/15/2022		2,700,000	2,767,500
5.88%, 05/01/2023		844,000	854,550
5.00%, 03/15/2024		1,016,000	1,005,840
5.25%, 04/15/2025		8,266,000	8,224,670
5.25%, 06/15/2026		810,000	803,925
4.50%, 02/15/2027		8,560,000	8,089,200
7.50%, 11/06/2033		1,035,000	1,086,750
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (1)		480,000	480,000
Hologic, Inc.
4.63%, 02/01/2028 (1)		3,215,000	2,893,500
Humana, Inc.
2.63%, 10/01/2019		4,000,000	3,979,842
3.85%, 10/01/2024		6,639,000	6,633,107
IHS Markit Ltd.
5.00%, 11/01/2022 (1)		4,806,000	4,854,060
4.00%, 03/01/2026 (1)		500,000	465,000
4.75%, 08/01/2028		3,425,000	3,343,759
Imperial Brands Finance Plc
3.75%, 07/21/2022 (1)		3,110,000	3,084,805
Japan Tobacco, Inc.
2.00%, 04/13/2021		5,230,000	5,080,443
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (1)		3,530,000	3,371,150
Johnson & Johnson
2.90%, 01/15/2028		3,865,000	3,706,665
3.40%, 01/15/2038		975,000	908,632
Kaiser Foundation Hospitals
3.50%, 04/01/2022		1,275,000	1,296,203
Keurig Dr. Pepper, Inc.
3.55%, 05/25/2021 (1)		13,505,000	13,484,030
2.53%, 11/15/2021		970,000	938,456
3.20%, 11/15/2021		500,000	491,255
Kraft Foods Group, Inc.
5.38%, 02/10/2020		1,000,000	1,022,732
Kraft Heinz Foods Co.
2.80%, 07/02/2020		1,006,000	997,121
3.19% (3 Month LIBOR USD + 0.57%), 02/10/2021 (2)		450,000	446,262
3.38%, 06/15/2021		10,130,000	10,105,204
3.50%, 07/15/2022		8,640,000	8,514,235
4.00%, 06/15/2023		2,000,000	1,994,637
3.95%, 07/15/2025		3,750,000	3,630,695

3.00%, 06/01/2026		1,000,000	892,537
4.63%, 01/30/2029		4,095,000	4,051,329
5.20%, 07/15/2045		1,000,000	914,894
4.38%, 06/01/2046		800,000	659,915
Life Technologies Corp.
6.00%, 03/01/2020		1,200,000	1,233,442
Matthews International Corp.
5.25%, 12/01/2025 (1)		1,064,000	989,520
Molina Healthcare, Inc.
5.38%, 11/15/2022		1,913,000	1,846,045
4.88%, 06/15/2025 (1)		750,000	684,375
Molson Coors Brewing Co.
2.25%, 03/15/2020		3,700,000	3,649,116
2.10%, 07/15/2021		470,000	453,134
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (1)		5,140,000	5,068,493
2.00%, 10/28/2021 (1)		3,120,000	2,989,244
New York and Presbyterian Hospital
3.56%, 08/01/2036		2,630,000	2,457,718
NYU Langone Hospitals
4.43%, 07/01/2042		2,000,000	2,022,054
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022 (1)		1,434,000	1,290,600
Pernod Ricard SA
5.75%, 04/07/2021 (1)		2,280,000	2,389,562
4.45%, 01/15/2022 (1)		2,000,000	2,039,820
4.25%, 07/15/2022 (1)		1,600,000	1,623,019
Pfizer, Inc.
4.40%, 05/15/2044		430,000	448,392
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (1)		1,448,000	1,314,060
Post Holdings, Inc.
5.00%, 08/15/2026 (1)		2,100,000	1,911,000
5.75%, 03/01/2027 (1)		2,455,000	2,301,563
5.63%, 01/15/2028 (1)		2,700,000	2,484,000
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026		1,968,000	1,832,488
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022 (1)		13,130,000	12,610,290
Refinitiv U.S. Holdings, Inc.
4.50%, 05/15/2026	EUR	1,300,000	1,448,516
6.25%, 05/15/2026 (1)		$1,948,000	1,879,820
6.88%, 11/15/2026	EUR	200,000	211,391
Reynolds American, Inc.
6.88%, 05/01/2020		$1,000,000	1,040,428
3.25%, 06/12/2020		750,000	745,281
4.00%, 06/12/2022		900,000	890,256
3.25%, 11/01/2022		1,215,000	1,178,953
4.45%, 06/12/2025		680,000	655,963
5.85%, 08/15/2045		1,020,000	948,695
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019		895,000	882,472
2.40%, 09/23/2021		7,182,000	6,944,576
2.88%, 09/23/2023		7,345,000	6,942,900
3.20%, 09/23/2026		3,275,000	2,965,172
Sigma Alimentos SA de CV
4.13%, 05/02/2026		3,300,000	3,081,375
Smithfield Foods, Inc.
4.25%, 02/01/2027 (1)		1,290,000	1,203,136

Spectrum Brands, Inc.
6.13%, 12/15/2024		500,000	481,250
5.75%, 07/15/2025		175,000	166,198
Suntory Holdings Ltd.
2.55%, 06/28/2022 (1)		810,000	776,302
Takeda Pharmaceutical Co., Ltd.
3.80%, 11/26/2020 (1)		5,150,000	5,180,041
4.00%, 11/26/2021 (1)		9,350,000	9,477,107
0.78% (3 Month EURIBOR + 1.10%), 11/21/2022 (1)(2)	EUR	3,100,000	3,534,076
1.13%, 11/21/2022 (1)		1,500,000	1,729,674
Teleflex, Inc.
4.63%, 11/15/2027		$2,272,000	2,107,280
Tenet Healthcare Corp.
6.00%, 10/01/2020		620,000	627,750
4.50%, 04/01/2021		352,000	342,320
4.38%, 10/01/2021		300,000	290,250
7.50%, 01/01/2022 (1)		10,000	10,150
4.63%, 07/15/2024		1,271,000	1,182,030
Teva Pharmaceutical Finance Netherlands II BV
3.25%, 04/15/2022	EUR	1,200,000	1,378,466
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019		$80,000	78,759
2.20%, 07/21/2021		38,640,000	35,516,920
3.15%, 10/01/2026		5,355,000	4,089,110
6.75%, 03/01/2028		1,310,000	1,269,979
Thermo Fisher Scientific, Inc.
4.70%, 05/01/2020		110,000	112,494
4.50%, 03/01/2021		900,000	919,806
3.30%, 02/15/2022		1,728,000	1,720,563
Transurban Finance Co. Pty Ltd.
4.13%, 02/02/2026 (1)		155,000	151,239
3.38%, 03/22/2027 (1)		2,635,000	2,418,366
Tyson Foods, Inc.
2.25%, 08/23/2021		300,000	290,509
3.90%, 09/28/2023		4,375,000	4,368,628
UBM Plc
5.75%, 11/03/2020 (1)		2,925,000	2,995,005
Unilever Capital Corp.
3.00%, 03/07/2022		5,625,000	5,583,323
UnitedHealth Group, Inc.
1.95%, 10/15/2020		300,000	294,709
3.50%, 02/15/2024		1,340,000	1,348,482
3.70%, 12/15/2025		765,000	773,002
3.85%, 06/15/2028		5,000,000	5,057,607
3.88%, 12/15/2028		1,150,000	1,165,631
4.75%, 07/15/2045		1,712,000	1,813,758
4.20%, 01/15/2047		1,288,000	1,281,645
Universal Health Services, Inc.
4.75%, 08/01/2022 (1)		7,595,000	7,557,025
5.00%, 06/01/2026 (1)		7,497,000	7,272,090
University of Southern California
3.03%, 10/01/2039		2,750,000	2,496,795
Verisk Analytics, Inc.
4.88%, 01/15/2019		540,000	540,188
WellCare Health Plans, Inc.
5.38%, 08/15/2026 (1)		1,065,000	1,027,725
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020		2,125,000	2,104,443
3.55% (3 Month LIBOR USD + 0.75%), 03/19/2021 (2)		970,000	960,917
3.15%, 04/01/2022		640,000	625,706
3.70%, 03/19/2023		3,145,000	3,111,252
Zoetis, Inc.
3.45%, 11/13/2020		600,000	601,543

			884,003,570

Diversified—0.03%
China Merchants Finance Co. Ltd.
3.50%, 08/03/2020	700,000	695,552
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/2024	4,700,000	4,653,898

		5,349,450

Energy—3.21%
Aker BP ASA
5.88%, 03/31/2025 (1)	4,870,000	4,857,825
Anadarko Petroleum Corp.
5.55%, 03/15/2026	5,108,000	5,352,217
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	5,655,000	5,341,391
Antero Resources Corp.
5.00%, 03/01/2025	1,212,000	1,096,860
APT Pipelines Ltd.
3.88%, 10/11/2022 (1)	1,360,000	1,354,754
4.25%, 07/15/2027 (1)	11,420,000	11,118,195
BG Energy Capital Plc
4.00%, 10/15/2021 (1)	1,100,000	1,115,364
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	320,636
5.95%, 06/01/2026	1,610,000	1,664,103
4.45%, 07/15/2027	600,000	554,284
BP Capital Markets America, Inc.
4.74%, 03/11/2021	3,025,000	3,113,253
2.11%, 09/16/2021	5,210,000	5,088,316
Canadian Natural Resources Ltd.
3.45%, 11/15/2021	1,320,000	1,310,437
3.85%, 06/01/2027	890,000	840,019
6.25%, 03/15/2038	1,345,000	1,476,847
Cenovus Energy, Inc.
5.70%, 10/15/2019	15,385	15,660
Centennial Resource Production LLC
5.38%, 01/15/2026 (1)	538,000	500,340
Chevron Corp.
2.43%, 06/24/2020	1,545,000	1,535,689
2.42%, 11/17/2020	1,550,000	1,535,431
China Shenhua Overseas Capital Co. Ltd.
3.13%, 01/20/2020	200,000	198,824
Cimarex Energy Co.
4.38%, 06/01/2024	894,000	888,959
CNOOC Finance 2015 USA LLC
3.75%, 05/02/2023	7,500,000	7,495,087
Concho Resources, Inc.
3.75%, 10/01/2027	3,830,000	3,607,491
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	246,030
3.80%, 06/01/2024	15,210,000	14,397,800
4.38%, 01/15/2028	1,235,000	1,162,506
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (1)	525,000	472,500
DCP Midstream Operating LP
8.13%, 08/16/2030	205,000	229,600
6.75%, 09/15/2037 (1)	1,830,000	1,802,550
Diamondback Energy, Inc.
4.75%, 11/01/2024 (1)	4,250,000	4,101,250
4.75%, 11/01/2024	689,000	664,885

Enable Midstream Partners LP
2.40%, 05/15/2019	600,000	596,601
Enable Oklahoma Intrastate Transmission LLC
6.25%, 03/15/2020 (1)	3,235,000	3,327,395
Enbridge, Inc.
6.00% (3 Month LIBOR USD + 3.89%), 01/15/2077 (2)	4,620,000	4,153,594
Energy Transfer Equity LP
5.88%, 01/15/2024	666,000	679,906
5.50%, 06/01/2027	2,105,000	2,052,375
Energy Transfer Partners LP
4.15%, 10/01/2020	1,504,000	1,512,827
4.65%, 06/01/2021	860,000	874,924
4.05%, 03/15/2025	4,555,000	4,318,088
4.75%, 01/15/2026	5,707,000	5,549,383
6.50%, 02/01/2042	1,000,000	999,171
5.15%, 03/15/2045	700,000	607,924
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,521,000	1,582,490
5.00%, 10/01/2022	1,600,000	1,632,777
4.50%, 11/01/2023	349,000	349,114
Eni SpA
4.00%, 09/12/2023 (1)	4,965,000	4,888,545
4.75%, 09/12/2028 (1)	4,075,000	3,985,865
EnLink Midstream Partners LP
4.40%, 04/01/2024	35,000	32,981
4.15%, 06/01/2025	6,795,000	6,128,575
4.85%, 07/15/2026	2,215,000	1,998,372
Enterprise Products Operating LLC
5.20%, 09/01/2020	960,000	989,360
3.50%, 02/01/2022	284,000	284,740
4.05%, 02/15/2022	400,000	406,138
EQT Corp.
2.50%, 10/01/2020	400,000	391,063
EQT Midstream Partners LP
5.50%, 07/15/2028	16,135,000	15,811,655
Exxon Mobil Corp.
1.91%, 03/06/2020	2,515,000	2,492,076
Florida Gas Transmission Co. LLC
7.90%, 05/15/2019 (1)	4,000,000	4,060,108
Gulfport Energy Corp.
6.38%, 05/15/2025	215,000	190,275
Helmerich & Payne, Inc.
4.65%, 03/15/2025 (1)	1,894,000	1,932,006
Hess Corp.
4.30%, 04/01/2027	6,690,000	6,127,122
5.80%, 04/01/2047	6,100,000	5,485,314
KazMunayGas National Co. JSC
4.75%, 04/19/2027	4,600,000	4,473,325
5.38%, 04/24/2030	800,000	785,219
Kinder Morgan, Inc.
4.30%, 06/01/2025	14,500,000	14,427,956
5.30%, 12/01/2034	2,450,000	2,405,511
Marathon Oil Co.
2.80%, 11/01/2022	2,990,000	2,808,159
Marathon Oil Corp
2.70%, 06/01/2020	1,744,000	1,717,975
Marathon Petroleum Corp.
4.75%, 12/15/2023 (1)	1,580,000	1,621,127
5.13%, 12/15/2026 (1)	14,440,000	14,798,575
3.80%, 04/01/2028 (1)	2,245,000	2,108,051

Matador Resources Co.
5.88%, 09/15/2026		2,570,000	2,364,400
Newfield Exploration Co.
5.75%, 01/30/2022		225,000	227,250
5.63%, 07/01/2024		7,147,000	7,236,337
5.38%, 01/01/2026		412,000	403,760
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/2021		260,400	250,114
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		37,371	34,708
ONEOK Partners LP
3.38%, 10/01/2022		1,100,000	1,079,986
ONEOK, Inc.
4.25%, 02/01/2022		470,000	474,414
ONGC Videsh Ltd.
3.25%, 07/15/2019		500,000	499,248
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025 (1)		300,000	276,000
5.25%, 08/15/2025 (1)		750,000	678,750
5.63%, 10/15/2027 (1)		250,000	227,188
Pertamina Persero PT
6.00%, 05/03/2042		280,000	278,648
6.00%, 05/03/2042		200,000	199,035
Peru LNG Srl
5.38%, 03/22/2030		4,200,000	4,063,710
Petrobras Global Finance BV
6.13%, 01/17/2022		7,341,000	7,533,702
6.25%, 12/14/2026	GBP	5,330,000	7,009,049
7.38%, 01/17/2027		$5,322,000	5,468,355
6.00%, 01/27/2028		247,000	232,553
5.75%, 02/01/2029		10,650,000	9,851,250
5.63%, 05/20/2043		2,715,000	2,275,197
Petroleos de Venezuela SA
9.00%, 11/17/2021 (12)		200,000	36,800
6.00%, 05/16/2024 (12)		2,312,000	341,020
6.00%, 11/15/2026 (12)		4,600,000	678,500
5.38%, 04/12/2027 (12)		2,052,000	297,335
9.75%, 05/17/2035 (12)		830,000	153,550
5.50%, 04/12/2037 (12)		2,500,000	375,000
Petroleos del Peru SA
4.75%, 06/19/2032		500,000	480,000
Petroleos Mexicanos
5.50%, 01/21/2021		8,295,000	8,259,829
6.38%, 02/04/2021		5,240,000	5,297,640
4.88%, 01/24/2022		7,370,000	7,174,695
5.38%, 03/13/2022		3,850,000	3,771,075
5.13%, 03/15/2023	EUR	4,245,000	5,024,643
4.63%, 09/21/2023		$2,000,000	1,877,000
4.50%, 01/23/2026		1,105,000	952,510
6.50%, 03/13/2027		1,410,000	1,325,400
5.35%, 02/12/2028		4,530,000	3,952,425
6.50%, 01/23/2029		9,145,000	8,527,713
4.75%, 02/26/2029	EUR	4,690,000	4,911,445
6.75%, 09/21/2047		$150,000	124,034
Pioneer Natural Resources Co.
3.95%, 07/15/2022		220,000	220,643
Plains All American Pipeline LP / PAA Finance Corp.
2.85%, 01/31/2023		1,265,000	1,192,358
3.85%, 10/15/2023		4,780,000	4,676,455
4.65%, 10/15/2025		10,310,000	10,143,851

Raizen Fuels Finance SA
5.30%, 01/20/2027 (1)	560,000	543,620
Range Resources Corp.
5.00%, 03/15/2023	1,050,000	924,000
4.88%, 05/15/2025	1,400,000	1,148,000
Reliance Holding USA, Inc.
5.40%, 02/14/2022	3,900,000	4,038,573
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	325,173	346,715
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	261,452	285,963
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028 (1)	500,000	523,750
Rockies Express Pipeline LLC
6.00%, 01/15/2019 (1)	1,249,000	1,249,000
5.63%, 04/15/2020 (1)	5,046,000	5,046,000
Ruby Pipeline LLC
6.00%, 04/01/2022 (1)	4,204,545	4,354,984
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	5,222,000	5,379,113
6.25%, 03/15/2022	2,600,000	2,733,763
5.75%, 05/15/2024	4,565,000	4,784,603
5.63%, 03/01/2025	9,199,000	9,556,534
5.88%, 06/30/2026	2,130,000	2,256,265
5.00%, 03/15/2027	9,654,000	9,691,044
Seven Generations Energy Ltd.
5.38%, 09/30/2025 (1)	12,535,000	11,218,825
Shelf Drilling Holdings Ltd.
8.25%, 02/15/2025 (1)	60,000	51,300
Shell International Finance BV
2.13%, 05/11/2020	1,620,000	1,603,337
4.38%, 05/11/2045	1,000,000	1,029,243
Sinopec Group Overseas Development 2016 Ltd.
1.75%, 09/29/2019 (1)	200,000	197,898
SM Energy Co.
6.13%, 11/15/2022	8,000	7,560
5.00%, 01/15/2024	115,000	100,050
5.63%, 06/01/2025	75,000	65,250
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)	1,000,000	953,005
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,455,152
4.00%, 10/01/2027	16,730,000	15,348,444
5.40%, 10/01/2047	9,919,000	8,896,800
Sunoco LP / Sunoco Finance Corp.
4.88%, 01/15/2023	160,000	156,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	380,000	376,675
TC PipeLines LP
4.38%, 03/13/2025	3,000,000	2,993,489
3.90%, 05/25/2027	3,325,000	3,175,786
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	390,000	397,119
Texas Eastern Transmission LP
2.80%, 10/15/2022 (1)	6,320,000	6,077,279
The Williams Cos., Inc.
6.30%, 04/15/2040	1,323,000	1,403,608
4.85%, 03/01/2048	2,300,000	2,094,055

Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028	5,410,000	5,293,261
4.60%, 03/15/2048	1,025,000	959,710
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	540,000	483,300
Transocean Guardian Ltd.
5.88%, 01/15/2024 (1)	1,639,000	1,569,343
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024 (1)	75,200	74,824
Transocean Pontus Ltd.
6.13%, 08/01/2025 (1)	1,706,000	1,646,290
Transocean Proteus Ltd.
6.25%, 12/01/2024 (1)	619,200	592,884
Valero Energy Partners LP
4.50%, 03/15/2028	5,370,000	5,261,155
Williams Cos., Inc.
5.25%, 03/15/2020	1,000,000	1,019,473
3.35%, 08/15/2022	1,000,000	978,574
3.70%, 01/15/2023	1,728,000	1,685,588
4.50%, 11/15/2023	2,595,000	2,608,507
4.30%, 03/04/2024	2,000,000	1,992,891
4.55%, 06/24/2024	4,435,000	4,477,752
Woodside Finance Ltd.
3.65%, 03/05/2025 (1)	5,610,000	5,330,818
3.70%, 09/15/2026 (1)	2,885,000	2,659,845
3.70%, 03/15/2028 (1)	2,659,000	2,460,885

		482,061,242

Financials—12.65%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75%, 05/15/2019	2,000,000	1,999,855
4.63%, 10/30/2020	1,880,000	1,892,760
4.50%, 05/15/2021	8,325,000	8,348,716
5.00%, 10/01/2021	2,200,000	2,234,496
3.50%, 05/26/2022	2,440,000	2,365,609
4.13%, 07/03/2023	11,600,000	11,278,407
4.45%, 10/01/2025	7,600,000	7,218,242
3.65%, 07/21/2027	2,315,000	2,006,356
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	14,982,000	14,712,781
4.63%, 07/01/2022	1,050,000	1,053,597
Aetna, Inc.
3.63%, 11/15/2024	1,490,000	1,488,722
AIA Group Ltd.
3.90%, 04/06/2028 (1)	2,945,000	2,948,861
Air Lease Corp.
2.13%, 01/15/2020	1,850,000	1,823,067
2.50%, 03/01/2021	3,748,000	3,653,657
3.88%, 04/01/2021	2,540,000	2,543,147
3.50%, 01/15/2022	7,120,000	7,006,443
2.63%, 07/01/2022	910,000	862,550
3.88%, 07/03/2023	4,000,000	3,936,595
Aircastle Ltd.
7.63%, 04/15/2020	580,000	606,575
5.13%, 03/15/2021	1,060,000	1,077,228
5.50%, 02/15/2022	2,302,000	2,355,414
5.00%, 04/01/2023	5,090,000	5,109,711
4.13%, 05/01/2024	5,440,000	5,133,103
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	1,827,000	1,812,522
4.60%, 04/01/2022	4,407,000	4,536,595
3.90%, 06/15/2023	1,000,000	1,005,995

4.00%, 01/15/2024		1,690,000	1,709,318
3.45%, 04/30/2025		2,115,000	2,036,681
4.30%, 01/15/2026		5,995,000	5,996,945
3.95%, 01/15/2027		3,440,000	3,339,692
4.50%, 07/30/2029		636,000	635,748
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025		2,490,000	2,455,776
Ally Financial, Inc.
3.75%, 11/18/2019		706,000	703,352
4.25%, 04/15/2021		168,000	164,877
5.13%, 09/30/2024		400,000	397,000
4.63%, 03/30/2025		16,300,000	15,790,625
8.00%, 11/01/2031		10,552,000	11,712,720
8.00%, 11/01/2031		8,000	8,860
Ambac LSNI LLC
7.80% (3 Month LIBOR USD + 5.00%, 6.00% Floor), 02/12/2023 (1)(2)		4,967,011	4,973,219
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020		10,990,000	10,950,362
3.75%, 04/15/2023		2,000,000	1,985,439
3.63%, 11/15/2027		8,188,000	7,700,801
American Homes 4 Rent LP
4.25%, 02/15/2028		73,000	70,586
American Tower Corp
2.25%, 01/15/2022		722,000	690,929
American Tower Corp.
3.40%, 02/15/2019		2,915,000	2,916,648
2.80%, 06/01/2020		1,500,000	1,488,251
5.05%, 09/01/2020		1,500,000	1,535,676
3.30%, 02/15/2021		3,371,000	3,351,550
3.45%, 09/15/2021		1,847,000	1,846,574
5.90%, 11/01/2021		2,200,000	2,324,589
3.50%, 01/31/2023		717,000	704,609
3.00%, 06/15/2023		3,010,000	2,895,813
4.40%, 02/15/2026		1,863,000	1,862,427
3.38%, 10/15/2026		3,487,000	3,245,721
Ardonagh Midco 3 Plc
8.38%, 07/15/2023	GBP	1,310,000	1,404,173
8.38%, 07/15/2023 (1)		600,000	643,132
Athene Holding Ltd.
4.13%, 01/12/2028		$11,794,000	10,719,362
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023 (1)		6,474,000	6,393,401
4.35%, 04/20/2028 (1)		2,266,000	2,142,645
5.00%, 04/20/2048 (1)		260,000	228,146
Banco Bilbao Vizcaya Argentaria SA
6.75% (5 Year Swap Rate EUR + 6.60%), 05/18/2020 (2)	EUR	1,600,000	1,816,519
8.88% (5 Year Swap Rate EUR + 9.18%), 07/14/2021 (2)		1,000,000	1,240,963
7.00% (5 Year Swap Rate EUR + 6.16%), 12/29/2049 (2)		3,800,000	4,342,081
Banco de Bogota SA
4.38%, 08/03/2027		$4,700,000	4,318,172
Banco Santander SA
3.50%, 04/11/2022		3,800,000	3,728,922
3.85%, 04/12/2023		200,000	194,321
5.18%, 11/19/2025		2,400,000	2,389,190
Bank of America Corp.
7.63%, 06/01/2019		9,000,000	9,159,365
2.37% (3 Month LIBOR USD + 0.66%), 07/21/2021 (2)		5,055,000	4,964,414
2.74% (3 Month LIBOR USD + 0.37%), 01/23/2022 (2)		8,835,000	8,700,640
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022 (2)		7,500,000	7,500,843
3.47% (3 Month LIBOR USD + 0.65%), 06/25/2022 (2)		1,920,000	1,895,556

3.30%, 01/11/2023		9,015,000	8,878,007
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023 (2)		11,033,000	10,711,459
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024 (2)		3,800,000	3,753,827
4.00%, 04/01/2024		3,955,000	3,976,641
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025 (2)		4,865,000	4,612,590
4.25%, 10/22/2026		8,975,000	8,733,549
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028 (2)		8,100,000	7,774,361
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028 (2)		670,000	635,734
5.88% (3 Month LIBOR USD + 2.93%), 09/15/2028 (2)		7,900,000	7,192,318
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028 (2)		4,632,000	4,329,549
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029 (2)		6,390,000	6,363,879
Bank of China Ltd./Hong Kong
1.88%, 03/01/2019		5,500,000	5,488,472
Bank of East Asia Ltd.
5.63% (5 Year CMT Rate + 3.68%), 05/18/2167 (2)		5,000,000	4,737,725
Bank of Ireland
7.38% (5 Year Swap Rate EUR + 6.96%), 06/18/2166 (2)	EUR	1,700,000	2,030,845
Bank of Montreal
1.50%, 07/18/2019		$4,000,000	3,969,999
Bank of New York Mellon Corp.
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023 (2)		6,000,000	5,835,239
3.45%, 08/11/2023		5,345,000	5,362,121
3.25%, 09/11/2024		2,260,000	2,230,564
Barclays Bank Plc
5.14%, 10/14/2020		665,000	672,074
7.63%, 11/21/2022		6,150,000	6,372,938
14.00% (3 Month LIBOR GBP + 13.40%), 12/15/2166 (2)	GBP	5,550,000	7,395,147
Barclays Plc
3.20%, 08/10/2021		$1,500,000	1,457,769
3.68%, 01/10/2023		7,260,000	6,975,430
4.05% (3 Month LIBOR USD + 1.43%), 02/15/2023 (2)		500,000	481,027
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023 (2)		7,045,000	6,985,247
1.50%, 09/03/2023	EUR	2,300,000	2,565,059
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024 (2)		$8,465,000	8,229,582
4.38%, 01/12/2026		3,170,000	3,011,285
3.25%, 02/12/2027	GBP	6,200,000	7,568,376
3.25%, 01/17/2033		600,000	672,043
6.50% (5 Year Swap Rate EUR + 5.88%), 06/15/2049 (2)	EUR	6,300,000	7,028,348
8.00% (5 Year Swap Rate EUR + 6.75%), 12/15/2049 (2)		9,400,000	11,403,339
7.88% (5 Year Swap Rate GBP + 6.10%), 12/15/2162 (2)	GBP	1,200,000	1,529,535
7.25% (5 Year Swap Rate GBP + 6.46%), 03/15/2163 (2)		14,283,000	18,157,047
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2163 (2)		$4,850,000	4,665,312
5.88% (5 Year Swap Rate GBP + 4.91%), 12/15/2164 (2)	GBP	2,800,000	3,230,721
BBVA Bancomer SA/Texas
4.38%, 04/10/2024 (1)		$2,800,000	2,754,528
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042		1,000,000	1,021,272
4.20%, 08/15/2048		5,420,000	5,393,065
Berkshire Hathaway, Inc.
2.20%, 03/15/2021		10,840,000	10,697,447
BGC Partners, Inc.
5.38%, 07/24/2023		380,000	385,512
BNP Paribas SA
4.40%, 08/14/2028 (1)		1,200,000	1,171,959
7.00% (5 Year Swap Rate USD + 3.98%), 02/16/2164 (1)(2)		400,000	380,500
BOC Aviation Ltd.
3.00%, 03/30/2020 (1)		750,000	745,785
3.61% (3 Month LIBOR USD + 1.05%), 05/02/2021 (1)(2)		600,000	601,776
3.95% (3 Month LIBOR USD + 1.13%), 09/26/2023 (1)(2)		1,100,000	1,094,205

Boston Properties LP
5.63%, 11/15/2020		2,310,000	2,394,165
3.85%, 02/01/2023		3,245,000	3,250,606
3.20%, 01/15/2025		12,700,000	12,132,038
3.65%, 02/01/2026		415,000	401,827
2.75%, 10/01/2026		5,660,000	5,114,932
Brixmor Operating Partnership LP
3.59% (3 Month LIBOR USD + 1.05%), 02/01/2022 (2)		4,860,000	4,841,716
3.65%, 06/15/2024		3,624,000	3,519,088
3.85%, 02/01/2025		1,680,000	1,624,577
4.13%, 06/15/2026		2,980,000	2,887,049
3.90%, 03/15/2027		2,553,000	2,417,928
Brookfield Finance, Inc.
3.90%, 01/25/2028		276,000	260,700
4.70%, 09/20/2047		582,000	535,868
Camden Property Trust
4.10%, 10/15/2028		880,000	891,469
Capital One Bank USA NA
3.38%, 02/15/2023		7,443,000	7,186,317
Capital One Financial Corp.
3.30%, 10/30/2024		4,865,000	4,600,697
4.25%, 04/30/2025		2,880,000	2,859,884
4.20%, 10/29/2025		195,000	188,423
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (1)		428,000	430,110
CBL & Associates LP
5.95%, 12/15/2026		380,000	290,700
CBRE Services, Inc.
4.88%, 03/01/2026		445,000	456,466
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023		5,715,000	5,659,161
CIT Group, Inc.
4.13%, 03/09/2021		198,000	195,030
5.25%, 03/07/2025		92,000	89,930
Citibank NA
3.05%, 05/01/2020		1,640,000	1,637,687
3.40%, 07/23/2021		5,520,000	5,526,798
Citigroup Inc
8.50%, 05/22/2019		7,000,000	7,142,872
Citigroup, Inc.
2.55%, 04/08/2019		1,000,000	998,568
2.05%, 06/07/2019		2,200,000	2,190,734
2.50%, 07/29/2019		2,034,000	2,027,078
3.19% (90 Day Australian Bank Bill Swap Rate + 1.25%), 08/07/2019 (2)	AUD	13,020,000	9,195,793
2.40%, 02/18/2020		$2,260,000	2,239,209
2.90%, 12/08/2021		4,720,000	4,643,451
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023 (2)		4,000,000	3,928,833
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023 (2)		1,290,000	1,247,989
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028 (2)		3,445,000	3,256,252
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025		1,225,000	1,203,678
Cooperatieve Rabobank
6.63% (5 Year Swap Rate EUR + 6.70%), 06/29/2166 (2)	EUR	5,200,000	6,467,663
Cooperatieve Rabobank UA
5.50% (5 Year Swap Rate EUR + 5.25%), 12/29/2167 (2)		3,000,000	3,518,888
Credit Agricole SA
4.38%, 03/17/2025 (1)		$1,717,000	1,662,247
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (1)(2)		13,548,000	12,413,690
Credit Agricole SA/London
3.51% (3 Month LIBOR USD + 1.02%), 04/24/2023 (1)(2)		250,000	246,038
3.75%, 04/24/2023 (1)		250,000	244,621

Credit Suisse Group AG
7.25% (5 Year Swap Rate USD + 4.33%), 03/12/2166 (1)(2)		600,000	566,010
7.50% (5 Year Swap Rate USD + 4.60%), 07/17/2167 (1)(2)		1,400,000	1,365,000
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/2025		5,500,000	5,261,611
Crown Castle International Corp
2.25%, 09/01/2021		1,510,000	1,459,836
Crown Castle International Corp.
3.40%, 02/15/2021		280,000	279,893
4.88%, 04/15/2022		1,715,000	1,764,626
3.20%, 09/01/2024		3,527,000	3,338,121
4.45%, 02/15/2026		7,275,000	7,246,437
3.65%, 09/01/2027		8,036,000	7,453,944
3.80%, 02/15/2028		3,220,000	3,021,938
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025		194,000	186,725
Danske Bank A/S
2.00%, 09/08/2021 (1)		2,085,000	1,972,857
2.70%, 03/02/2022 (1)		1,489,000	1,426,616
Deutsche Bank AG
1.88%, 02/28/2020	GBP	500,000	628,500
0.18% (3 Month EURIBOR + 0.50%), 12/07/2020 (2)	EUR	4,600,000	5,126,202
Deutsche Bank AG/New York NY
3.41% (3 Month LIBOR USD + 0.97%), 07/13/2020 (2)		$46,000	44,790
3.77% (3 Month LIBOR USD + 1.29%), 02/04/2021 (2)		1,960,000	1,906,200
3.95%, 02/27/2023		100,000	94,409
Dexia Credit Local SA
2.25%, 02/18/2020 (1)		7,070,000	7,027,521
Digital Realty Trust LP
5.88%, 02/01/2020		4,240,000	4,325,496
3.63%, 10/01/2022		4,000,000	3,961,889
4.75%, 10/01/2025		1,640,000	1,676,337
Discover Financial Services
5.20%, 04/27/2022		3,670,000	3,807,208
3.95%, 11/06/2024		3,000,000	2,959,862
3.75%, 03/04/2025		8,845,000	8,461,965
4.10%, 02/09/2027		4,000,000	3,736,249
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2024 (1)		3,748,151	3,890,628
EPR Properties
4.75%, 12/15/2026		140,000	138,552
4.95%, 04/15/2028		414,000	409,892
Equinix, Inc.
2.88%, 02/01/2026	EUR	200,000	216,822
ERP Operating LP
3.50%, 03/01/2028		$138,000	134,250
Essex Portfolio LP
3.88%, 05/01/2024		4,200,000	4,211,505
3.63%, 05/01/2027		2,785,000	2,685,956
Fairfax Financial Holdings Ltd.
4.85%, 04/17/2028 (1)		196,000	188,442
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053 (1)(2)		280,000	302,672
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054 (1)(2)		4,000,000	3,874,164
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057 (1)(2)		3,000,000	2,654,384
Fidelity National Financial, Inc.
4.50%, 08/15/2028 (1)		18,980,000	18,771,786

First Abu Dhabi Bank PJSC
5.25% (5 Year Swap Rate USD + 3.35%), 06/17/2167 (2)		5,500,000	5,496,304
FirstRand Bank Ltd.
6.25% (5 Year Swap Rate USD + 3.56%), 04/23/2028 (2)		5,000,000	4,906,500
GE Capital European Funding Unlimited Co.
0.00% (3 Month EURIBOR + 0.23%), 05/17/2021 (2)	EUR	550,000	598,052
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020		$24,915,000	24,043,489
3.37%, 11/15/2025		4,385,000	3,897,049
4.42%, 11/15/2035		11,325,000	9,527,804
GE Capital UK Funding Unlimited Co.
4.38%, 07/31/2019	GBP	28,000	35,971
5.88%, 11/04/2020		28,000	37,166
Global Bank Corp.
4.50%, 10/20/2021 (1)		$350,000	339,395
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020		3,660,000	3,691,110
5.25%, 06/01/2025		1,605,000	1,593,637
5.38%, 04/15/2026		3,425,000	3,387,359
5.75%, 06/01/2028		4,034,000	4,074,340
5.30%, 01/15/2029		5,429,000	5,309,725
Goldman Sachs Group, Inc.
2.55%, 10/23/2019		3,850,000	3,825,729
3.20%, 06/05/2020		5,640,000	5,628,950
2.63%, 04/25/2021		3,964,000	3,860,621
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022 (2)		11,078,000	10,758,567
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023 (2)		1,920,000	1,843,092
4.31% (3 Month LIBOR USD + 1.60%), 11/29/2023 (2)		100,000	99,102
3.50%, 01/23/2025		2,622,000	2,486,468
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025 (2)		3,700,000	3,468,010
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028 (2)		3,000,000	2,789,661
3.81% (3 Month LIBOR USD + 1.16%), 04/23/2029 (2)		4,100,000	3,830,166
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029 (2)		4,760,000	4,583,691
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (1)		463,000	440,917
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023 (1)		200,000	199,750
HCP, Inc.
2.63%, 02/01/2020		5,635,000	5,594,211
4.00%, 12/01/2022		3,149,000	3,144,244
4.25%, 11/15/2023		678,000	678,993
4.20%, 03/01/2024		1,175,000	1,177,837
4.00%, 06/01/2025		4,375,000	4,284,631
Healthcare Realty Trust, Inc.
3.75%, 04/15/2023		1,356,000	1,335,093
3.63%, 01/15/2028		8,175,000	7,680,975
Healthcare Trust of America Holdings LP
2.95%, 07/01/2022		3,335,000	3,241,370
3.70%, 04/15/2023		3,425,000	3,372,138
Highwoods Realty LP
4.13%, 03/15/2028		4,875,000	4,772,626
Hospitality Properties Trust
3.95%, 01/15/2028		5,605,000	5,054,397
Host Hotels & Resorts LP
6.00%, 10/01/2021		2,963,000	3,109,697
5.25%, 03/15/2022		2,500,000	2,586,555
3.75%, 10/15/2023		2,175,000	2,133,201
4.50%, 02/01/2026		1,600,000	1,589,956
Howard Hughes Corp.
5.38%, 03/15/2025 (1)		2,182,000	2,051,080

HSBC Holdings Plc
3.24% (3 Month LIBOR USD + 0.60%), 05/18/2021 (2)		1,200,000	1,182,193
2.65%, 01/05/2022		1,340,000	1,299,916
3.26% (3 Month LIBOR USD + 1.06%), 03/13/2023 (2)		1,585,000	1,551,102
3.64% (3 Month LIBOR USD + 1.00%), 05/18/2024 (2)		400,000	389,535
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024 (2)		7,615,000	7,573,426
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026 (2)		10,000,000	9,875,357
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029 (2)		3,200,000	3,173,848
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2147 (2)	GBP	6,400,000	7,797,010
6.25% (5 Year Mid Swap Rate USD + 3.45%), 09/23/2163 (2)		$1,000,000	937,500
6.50% (5 Year Mid Swap Rate USD + 3.61%), 09/23/2163 (2)		1,820,000	1,653,925
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2164 (2)	EUR	600,000	726,979
Hunt Cos., Inc.
6.25%, 02/15/2026 (1)		$82,000	70,061
ING Bank NV
5.80%, 09/25/2023 (1)		9,795,000	10,230,525
ING Groep NV
3.80% (3 Month LIBOR USD + 1.00%), 10/02/2023 (2)		1,500,000	1,484,937
4.10%, 10/02/2023		2,200,000	2,198,522
4.55%, 10/02/2028		1,600,000	1,582,792
International Lease Finance Corp.
6.25%, 05/15/2019		1,500,000	1,513,274
8.25%, 12/15/2020		2,500,000	2,688,928
8.63%, 01/15/2022		2,150,000	2,390,177
5.88%, 08/15/2022		170,000	178,059
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (1)		9,075,000	8,211,581
5.71%, 01/15/2026 (1)		555,000	508,980
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.
8.50%, 08/15/2021 (1)		200,000	197,978
iStar, Inc.
5.25%, 09/15/2022		2,665,000	2,491,509
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (1)		16,495,000	16,453,763
7.25%, 08/15/2024 (1)		200,000	185,000
Jefferies Group LLC
4.85%, 01/15/2027		1,500,000	1,434,116
6.45%, 06/08/2027		3,660,000	3,828,950
6.25%, 01/15/2036		1,430,000	1,435,176
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030		7,180,000	6,161,040
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022		1,270,000	1,282,813
JPMorgan Chase & Co.
2.75%, 06/23/2020		400,000	397,645
3.51% (3 Month LIBOR USD + 0.61%), 06/18/2022 (2)		6,380,000	6,394,189
2.70%, 05/18/2023		1,850,000	1,776,872
3.72% (3 Month LIBOR USD + 1.23%), 10/24/2023 (2)		5,580,000	5,578,591
3.22% (3 Month LIBOR USD + 1.16%), 03/01/2025 (2)		3,000,000	2,897,741
3.90%, 07/15/2025		20,200,000	20,025,630
2.95%, 10/01/2026		8,285,000	7,655,506
3.78% (3 Month LIBOR USD + 1.34%), 02/01/2028 (2)		4,000,000	3,884,968
3.54% (3 Month LIBOR USD + 1.38%), 05/01/2028 (2)		11,140,000	10,628,011
4.20% (3 Month LIBOR USD + 1.26%), 07/23/2029 (2)		490,000	488,809
JPMorgan Chase Bank NA
2.87% (3 Month LIBOR USD + 0.25%), 02/13/2020 (2)		10,500,000	10,486,093
2.60% (3 Month LIBOR USD + 0.28%), 02/01/2021 (2)		11,055,000	10,965,944
3.09% (3 Month LIBOR USD + 0.35%), 04/26/2021 (2)		9,000,000	8,962,373
Kasikornbank PCL/Cayman Islands
3.50%, 10/25/2019		1,000,000	1,000,853

Kennedy-Wilson, Inc.
5.88%, 04/01/2024		224,000	209,440
Kilroy Realty LP
3.80%, 01/15/2023		1,200,000	1,194,874
3.45%, 12/15/2024		1,845,000	1,782,576
4.38%, 10/01/2025		2,345,000	2,354,265
Kimco Realty Corp.
2.70%, 03/01/2024		5,600,000	5,276,949
3.30%, 02/01/2025		880,000	839,106
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (1)		1,025,000	1,022,437
5.25%, 10/01/2025 (1)		4,265,000	3,806,513
Lazard Group LLC
4.25%, 11/14/2020		1,030,000	1,043,500
Liberty Property LP
4.13%, 06/15/2022		2,000,000	2,037,647
Lloyds Bank Plc
5.80%, 01/13/2020 (1)		2,000,000	2,047,022
3.08% (3 Month LIBOR USD + 0.49%), 05/07/2021 (2)		800,000	791,935
3.30%, 05/07/2021		1,600,000	1,595,088
Lloyds Banking Group Plc
4.05%, 08/16/2023		2,000,000	1,975,725
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023 (2)		6,140,000	5,805,725
4.50%, 11/04/2024		2,825,000	2,727,685
4.45%, 05/08/2025		4,265,000	4,236,808
4.58%, 12/10/2025		9,925,000	9,400,312
4.65%, 03/24/2026		8,450,000	7,948,334
4.38%, 03/22/2028		400,000	379,697
4.55%, 08/16/2028		1,800,000	1,730,500
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028 (2)		420,000	373,816
7.00% (5 Year Swap Rate GBP + 5.06%), 06/27/2164 (2)	GBP	23,620,000	30,087,261
7.63% (5 Year Swap Rate GBP + 5.01%), 06/27/2164 (2)		1,900,000	2,490,759
7.88% (5 Year Swap Rate GBP + 4.83%), 06/27/2164 (2)		900,000	1,228,919
6.38% (5 Year Swap Rate EUR + 5.29%), 09/27/2165 (2)	EUR	4,881,000	5,522,505
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2165 (2)		$3,100,000	2,992,120
Macquarie Bank Ltd.
2.60%, 06/24/2019 (1)		4,000,000	3,988,049
Metropolitan Life Global Funding I
1.55%, 09/13/2019 (1)		6,965,000	6,895,288
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024		1,079,000	1,068,210
Mid-America Apartments LP
3.60%, 06/01/2027		1,400,000	1,347,772
Mizuho Financial Group, Inc.
3.77% (3 Month LIBOR USD + 1.00%), 09/11/2024 (2)		12,100,000	12,082,392
3.92% (3 Month LIBOR USD + 1.00%), 09/11/2024 (2)		11,100,000	11,216,649
Morgan Stanley
7.30%, 05/13/2019		9,000,000	9,136,633
5.63%, 09/23/2019		4,274,000	4,337,321
5.50%, 01/26/2020		4,000,000	4,090,414
3.41% (3 Month LIBOR USD + 0.80%), 02/14/2020 (2)		3,825,000	3,825,100
3.40% (3 Month LIBOR USD + 0.93%), 07/22/2022 (2)		1,000,000	985,964
3.89% (3 Month LIBOR USD + 1.40%), 10/24/2023 (2)		350,000	348,298
3.88%, 04/29/2024		14,850,000	14,777,970
3.81% (3 Month LIBOR USD + 1.22%), 05/08/2024 (2)		300,000	295,530
5.00%, 11/24/2025		10,320,000	10,527,735
3.13%, 07/27/2026		2,030,000	1,873,657
3.95%, 04/23/2027		2,630,000	2,480,899
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026		40,000	37,700
5.00%, 10/15/2027		5,355,000	4,896,478

Nationwide Building Society
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024 (1)(2)		6,600,000	6,351,699
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024 (1)(2)		4,600,000	4,506,474
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029 (1)(2)		8,600,000	8,085,694
6.88% (5 Year Swap Rate GBP + 4.88%), 03/11/2049 (2)	GBP	4,600,000	5,898,338
Nationwide Mutual Insurance Co.
5.08% (3 Month LIBOR USD + 2.29%), 12/15/2024 (1)(2)		$1,790,000	1,781,065
Natwest Markets Plc
0.08% (3 Month EURIBOR + 0.40%), 03/02/2020 (2)	EUR	700,000	798,076
0.63%, 03/02/2022		5,800,000	6,450,514
Navient Corp.
4.88%, 06/17/2019		$5,693,000	5,671,651
8.00%, 03/25/2020		5,303,000	5,388,378
5.88%, 03/25/2021		9,593,000	9,185,298
6.63%, 07/26/2021		2,490,000	2,402,850
7.25%, 01/25/2022		8,200,000	7,913,000
6.50%, 06/15/2022		242,000	225,493
New York Life Global Funding
1.50%, 10/24/2019 (1)		7,230,000	7,147,542
1.70%, 09/14/2021 (1)		6,775,000	6,528,796
2.35%, 07/14/2026 (1)		1,000,000	917,909
3.00%, 01/10/2028 (1)		5,482,000	5,246,563
Newmark Group, Inc.
6.13%, 11/15/2023 (1)		602,000	592,741
NTT Finance Corp.
1.90%, 07/21/2021		5,400,000	5,205,001
Nuveen Finance LLC
4.13%, 11/01/2024 (1)		4,775,000	4,863,411
Old Republic International Corp.
4.88%, 10/01/2024		335,000	348,189
3.88%, 08/26/2026		5,155,000	4,924,914
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025		5,050,000	4,975,423
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022		112,000	110,880
Physicians Realty LP
3.95%, 01/15/2028		177,000	167,263
PNC Bank NA
1.45%, 07/29/2019		2,000,000	1,982,834
Pricoa Global Funding I
3.45%, 09/01/2023 (1)		11,595,000	11,604,056
Principal Financial Group, Inc.
4.70% (3 Month LIBOR USD + 3.04%), 05/15/2055 (2)		1,435,000	1,361,456
Prologis LP
3.75%, 11/01/2025		1,325,000	1,332,245
Protective Life Global Funding
2.70%, 11/25/2020 (1)		1,950,000	1,926,529
Provident Funding Associates LP / PFG Finance Corp.
6.38%, 06/15/2025 (1)		93,000	83,700
QNB Finance Ltd.
4.01% (3 Month LIBOR USD + 1.57%), 07/18/2021 (2)		2,400,000	2,410,308
4.07% (3 Month LIBOR USD + 1.45%), 08/11/2021 (2)		3,400,000	3,374,571
Quicken Loans, Inc.
5.75%, 05/01/2025 (1)		570,000	532,950
5.25%, 01/15/2028 (1)		2,815,000	2,491,275
Raymond James Financial, Inc.
5.63%, 04/01/2024		1,617,000	1,748,488
4.95%, 07/15/2046		6,830,000	6,570,474
Realty Income Corp.
3.25%, 10/15/2022		6,440,000	6,376,912

Reckson Operating Partnership LP
7.75%, 03/15/2020		1,398,000	1,462,685
Regency Centers LP
3.60%, 02/01/2027		4,271,000	4,085,089
4.13%, 03/15/2028		6,280,000	6,204,229
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895,000	845,260
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022		3,025,000	3,065,555
2.00% (3 Month EURIBOR + 2.04%), 03/08/2023 (2)	EUR	1,100,000	1,264,016
2.50%, 03/22/2023		3,900,000	4,554,263
3.50% (3 Month LIBOR USD + 1.48%), 05/15/2023 (2)		$855,000	822,144
4.09% (3 Month LIBOR USD + 1.47%), 05/15/2023 (2)		3,217,000	3,120,664
6.10%, 06/10/2023		4,035,000	4,098,486
3.88%, 09/12/2023		10,543,000	10,106,800
6.00%, 12/19/2023		10,255,000	10,378,455
5.13%, 05/28/2024		375,000	363,562
4.37% (3 Month LIBOR USD + 1.55%), 06/25/2024 (2)		6,245,000	5,966,232
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024 (2)		1,200,000	1,177,405
2.00% (3 Month EURIBOR + 1.74%), 03/04/2025 (2)	EUR	400,000	449,087
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030 (2)		$5,000,000	4,824,252
7.50% (5 Year Swap Rate USD + 5.80%), 12/29/2049 (2)		3,260,000	3,227,400
8.00% (5 Year Swap Rate USD + 5.72%), 12/29/2049 (2)		6,951,000	6,933,623
8.63% (5 Year Swap Rate USD + 7.60%), 12/29/2049 (2)		2,500,000	2,587,500
Santander Holdings USA, Inc.
4.45%, 12/03/2021		6,255,000	6,363,091
3.70%, 03/28/2022		122,000	119,811
3.40%, 01/18/2023		184,000	176,812
4.40%, 07/13/2027		153,000	144,850
Santander UK Group Holdings Plc
2.88%, 10/16/2020		2,800,000	2,751,151
2.88%, 08/05/2021		11,450,000	11,045,288
3.57%, 01/10/2023		4,185,000	4,005,607
0.46% (3 Month EURIBOR + 0.78%), 05/18/2023 (2)	EUR	200,000	217,344
1.13%, 09/08/2023		400,000	440,468
3.37% (3 Month LIBOR USD + 1.08%), 01/05/2024 (2)		$1,000,000	948,775
0.54% (3 Month EURIBOR + 0.85%), 03/27/2024 (2)	EUR	2,300,000	2,472,086
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024 (2)		$13,930,000	13,830,784
4.75%, 09/15/2025 (1)		1,025,000	963,709
2.92% (1 Year Swap Rate GBP + 1.38%), 05/08/2026 (2)	GBP	820,000	1,004,504
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028 (2)		$4,690,000	4,240,619
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2163 (2)	GBP	5,647,000	7,215,227
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2164 (2)		5,800,000	7,251,153
Santander UK Plc
2.50%, 03/14/2019		$3,000,000	2,996,664
2.35%, 09/10/2019		2,000,000	1,984,879
2.13%, 11/03/2020		370,000	361,302
3.36% (3 Month LIBOR USD + 0.62%), 06/01/2021 (2)		200,000	197,792
3.40%, 06/01/2021		6,795,000	6,761,588
SBA Tower Trust
2.90%, 10/15/2044 (1)		1,650,000	1,640,301
2.88%, 07/15/2046 (1)		3,000,000	2,944,471
3.17%, 04/15/2047 (1)		2,825,000	2,776,527
3.45%, 03/15/2048 (1)		600,000	596,086
3.87%, 10/15/2049 (1)		10,376,000	10,296,212
Siam Commercial Bank PCL/Cayman Islands
3.50%, 04/07/2019 (1)		300,000	300,023
Sirius International Group Ltd.
4.60%, 11/01/2026 (1)		1,140,000	977,550

SITE Centers Corp.
3.63%, 02/01/2025		1,914,000	1,828,351
4.25%, 02/01/2026		2,500,000	2,454,321
4.70%, 06/01/2027		8,000,000	8,048,793
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000,000	5,796,884
SL Green Realty Corp.
4.50%, 12/01/2022		850,000	860,171
Societe Generale SA
4.25%, 04/14/2025 (1)		11,125,000	10,652,757
4.25%, 04/14/2025		5,185,000	4,964,903
4.75%, 11/24/2025 (1)		9,285,000	9,176,077
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2163 (1)(2)		400,000	340,100
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2164 (1)(2)		4,100,000	3,818,125
Springleaf Finance Corp.
5.25%, 12/15/2019		3,414,000	3,422,125
6.00%, 06/01/2020		290,000	290,725
8.25%, 12/15/2020		7,030,000	7,276,050
7.75%, 10/01/2021		4,360,000	4,376,350
6.13%, 05/15/2022		3,036,000	2,944,040
5.63%, 03/15/2023		3,700,000	3,413,250
6.88%, 03/15/2025		363,000	324,885
Standard Chartered Plc
3.56% (3 Month LIBOR USD + 1.15%), 01/20/2023 (1)(2)		6,475,000	6,419,639
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023 (1)(2)		7,295,000	7,221,736
Starwood Property Trust Inc
4.75%, 03/15/2025		222,000	199,800
Stichting AK Rabobank Certificaten
6.50%, 03/29/2166	EUR	200,000	245,395
Store Capital Corp.
4.50%, 03/15/2028		$128,000	123,736
Synchrony Financial
3.00%, 08/15/2019		1,335,000	1,326,206
4.50%, 07/23/2025		2,778,000	2,534,317
Teachers Insurance & Annuity Association of America
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054 (1)(2)		4,500,000	4,563,388
TP ICAP Plc
5.25%, 01/26/2024	GBP	100,000	118,563
Trinity Acquisition Plc
3.50%, 09/15/2021		$200,000	198,048
UBS Group Funding Switzerland AG
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023 (1)(2)		1,110,000	1,067,528
UDR, Inc.
3.70%, 10/01/2020		3,500,000	3,514,284
4.63%, 01/10/2022		21,000	21,567
UniCredit SpA
7.83%, 12/04/2023 (1)		13,400,000	14,005,412
Unique Pub Finance Co. Plc
7.40%, 03/30/2024	GBP	3,107,000	4,314,503
5.66%, 06/30/2027		4,004,728	5,549,210
Unum Group
3.88%, 11/05/2025		$4,925,000	4,806,349
Vanke Real Estate Hong Kong Co. Ltd.
3.95%, 12/23/2019		4,620,000	4,629,148
Ventas Realty LP
2.70%, 04/01/2020		6,000,000	5,948,145
3.25%, 10/15/2026		7,052,000	6,551,052
3.85%, 04/01/2027		1,485,000	1,432,507
4.40%, 01/15/2029		5,710,000	5,685,044

Vereit Operating Partnership LP
3.00%, 02/06/2019		800,000	799,520
4.60%, 02/06/2024		3,740,000	3,780,889
4.88%, 06/01/2026		4,800,000	4,800,222
3.95%, 08/15/2027		4,155,000	3,859,466
Voya Financial, Inc.
3.13%, 07/15/2024		2,680,000	2,526,912
WEA Finance LLC
3.15%, 04/05/2022 (1)		3,000,000	2,954,646
WEA Finance LLC / Westfield UK & Europe Finance Plc
2.70%, 09/17/2019 (1)		7,709,000	7,674,987
Weingarten Realty Investors
3.25%, 08/15/2026		1,665,000	1,541,716
Wells Fargo & Co.
2.60%, 07/22/2020		310,000	306,945
2.63%, 07/22/2022		21,825,000	21,043,934
3.07%, 01/24/2023		640,000	623,329
3.76% (3 Month LIBOR USD + 1.23%), 10/31/2023 (2)		5,000,000	4,984,535
3.55%, 09/29/2025		1,290,000	1,250,429
3.00%, 04/22/2026		10,757,000	10,028,853
3.00%, 10/23/2026		770,000	713,189
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028 (2)		10,290,000	9,884,707
Wells Fargo Bank NA
2.40%, 01/15/2020		15,000,000	14,870,766
2.98% (3 Month LIBOR USD + 0.50%), 07/23/2021 (2)		1,200,000	1,193,158
3.33% (3 Month LIBOR USD + 0.49%), 07/23/2021 (2)		11,800,000	11,788,204
3.63%, 10/22/2021		6,000,000	6,035,240
Welltower, Inc.
4.13%, 04/01/2019		6,000,000	6,001,690
5.25%, 01/15/2022		950,000	987,541
3.95%, 09/01/2023		13,776,000	13,809,463
4.50%, 01/15/2024		650,000	666,513
4.00%, 06/01/2025		4,690,000	4,630,694
4.25%, 04/15/2028		321,000	317,951
WeWork Cos., Inc.
7.88%, 05/01/2025 (1)		264,000	234,300
Willis North America, Inc.
3.60%, 05/15/2024		9,380,000	9,157,594
WPC Eurobond BV
2.25%, 04/09/2026	EUR	1,300,000	1,470,226
2.13%, 04/15/2027		400,000	438,714
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023		$5,200,000	5,098,356

			1,903,638,826

Industrials - 2.14%
3M Co.
3.00%, 09/14/2021		4,260,000	4,294,250
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (1)		2,990,000	2,832,826
4.50%, 05/15/2028 (1)		4,100,000	4,077,193
Arconic, Inc.
6.15%, 08/15/2020		2,730,000	2,784,796
5.87%, 02/23/2022		1,320,000	1,339,111
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
7.25%, 05/15/2024 (1)		2,800,000	2,793,000
Arrow Electronics, Inc.
3.50%, 04/01/2022		480,000	473,527
3.25%, 09/08/2024		83,000	77,276
4.00%, 04/01/2025		3,622,000	3,529,475
Associated Materials LLC / AMH New Finance Inc.
9.00%, 01/01/2024 (1)		1,400,000	1,351,000

Autoridad del Canal de Panama
4.95%, 07/29/2035 (1)	200,000	203,502
Aviation Capital Group Corp.
2.88%, 01/20/2022 (1)	8,669,000	8,387,937
4.88%, 10/01/2025 (1)	2,789,000	2,786,807
Avnet, Inc.
3.75%, 12/01/2021	2,210,000	2,222,767
4.88%, 12/01/2022	5,855,000	5,979,842
4.63%, 04/15/2026	11,320,000	11,065,222
Avolon Holdings Funding Ltd.
5.50%, 01/15/2023 (1)	1,830,000	1,775,100
5.13%, 10/01/2023 (1)	8,648,000	8,258,840
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (1)	9,333,000	9,441,130
Ball Corp.
4.38%, 12/15/2020	752,000	754,820
4.00%, 11/15/2023	750,000	729,375
Berry Global, Inc.
4.50%, 02/15/2026 (1)	959,000	877,485
Boral Finance Pty Ltd.
3.00%, 11/01/2022 (1)	4,439,000	4,288,404
3.75%, 05/01/2028 (1)	3,520,000	3,273,833
Brambles USA, Inc.
4.13%, 10/23/2025 (1)	280,000	280,500
Canadian Pacific Railway Co.
4.50%, 01/15/2022	110,000	113,333
Caterpillar Financial Services Corp.
2.95%, 05/15/2020	8,590,000	8,582,883
3.15%, 09/07/2021	3,615,000	3,624,371
Caterpillar, Inc.
3.90%, 05/27/2021	3,110,000	3,166,168
CCCI Treasure Ltd.
3.50% (5 Year CMT Rate + 7.19%), 12/29/2049 (2)	200,000	196,558
Clean Harbors, Inc.
5.13%, 06/01/2021	930,000	927,675
CRCC Yupeng Ltd.
3.95% (5 Year CMT Rate + 7.25%), 02/28/2049 (2)	200,000	199,300
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	610,000	547,475
CSCEC Finance Cayman II Ltd.
2.25%, 06/14/2019	1,900,000	1,885,193
DAE Funding LLC
4.00%, 08/01/2020 (1)	3,406,000	3,320,850
5.25%, 11/15/2021 (1)	3,901,000	3,837,609
4.50%, 08/01/2022 (1)	222,000	213,120
5.75%, 11/15/2023 (1)	4,150,000	4,108,500
5.00%, 08/01/2024 (1)	8,031,000	7,769,992
Eastern Creation Investment Holdings Ltd.
3.63%, 03/20/2019	200,000	199,931
Embraer Netherlands Finance BV
5.40%, 02/01/2027	7,085,000	7,315,333
Embraer Overseas Ltd.
5.70%, 09/16/2023 (1)	3,575,000	3,722,505
Flex Ltd.
4.63%, 02/15/2020	280,000	281,381
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022 (1)	3,400,000	3,408,500
6.50%, 10/01/2025 (1)	1,960,000	1,832,600
GATX Corp.
4.85%, 06/01/2021	220,000	227,016

General Dynamics Corp.
3.00%, 05/11/2021		10,865,000	10,888,346
General Electric Capital Co.
2.20%, 01/09/2020		6,431,000	6,336,668
5.55%, 05/04/2020		154,000	156,617
4.63%, 01/07/2021		9,310,000	9,333,745
3.10%, 01/09/2023		166,000	154,887
3.45%, 05/15/2024		62,000	58,234
6.88%, 01/10/2039		27,000	28,270
General Electric Co.
0.00% (3 Month EURIBOR + 0.30%), 05/28/2020 (2)	EUR	150,000	168,307
4.65%, 10/17/2021		$2,500,000	2,507,390
0.38%, 05/17/2022	EUR	300,000	323,676
5.55%, 01/05/2026		$7,838,000	7,669,866
6.15%, 08/07/2037		36,000	35,150
5.00% (3 Month LIBOR USD + 3.33%), 12/29/2049 (2)		6,590,000	5,041,350
Graphic Packaging International LLC
4.13%, 08/15/2024		50,000	47,000
Harris Corp.
3.00% (3 Month LIBOR USD + 0.48%), 04/30/2020 (2)		100,000	99,716
Heathrow Funding Ltd.
4.88%, 07/15/2021 (1)		6,920,000	7,096,758
ICTSI Treasury BV
5.88%, 09/17/2025		5,000,000	5,077,500
Itron, Inc.
5.00%, 01/15/2026 (1)		800,000	732,000
Jabil, Inc.
4.70%, 09/15/2022		3,685,000	3,648,150
John Deere Capital Corp.
2.55%, 01/08/2021		3,340,000	3,309,551
Keysight Technologies, Inc.
4.55%, 10/30/2024		2,564,000	2,615,192
4.60%, 04/06/2027		4,945,000	4,966,496
Komatsu Finance America, Inc.
2.12%, 09/11/2020		200,000	195,819
2.44%, 09/11/2022		860,000	826,641
L3 Technologies, Inc.
4.40%, 06/15/2028		7,324,000	7,326,765
Martin Marietta Materials, Inc.
4.25%, 07/02/2024		265,000	268,182
Masco Corp.
3.50%, 04/01/2021		6,563,000	6,532,135
Multi-Color Corp.
4.88%, 11/01/2025 (1)		800,000	684,000
Norfolk Southern Co.
3.25%, 12/01/2021		160,000	160,414
Norfolk Southern Corp.
3.00%, 04/01/2022		480,000	476,740
Northrop Grumman Corp.
3.20%, 02/01/2027		2,000,000	1,876,419
3.25%, 01/15/2028		3,730,000	3,487,436
OI European Group BV
4.00%, 03/15/2023 (1)		216,000	201,960
Owens Corning
4.20%, 12/15/2022		35,000	34,749
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021 (1)		261,000	251,213
5.25%, 08/15/2022 (1)		5,514,000	5,334,795
4.50%, 03/15/2023 (1)		667,000	623,645
5.50%, 02/15/2024 (1)		3,540,000	3,416,100

Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023 (1)	200,000	196,364
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.20%, 07/15/2020 (1)	200,000	198,971
3.38%, 02/01/2022 (1)	3,395,000	3,356,954
4.88%, 07/11/2022 (1)	8,116,000	8,402,547
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	2,831,166
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	2,078,736	2,073,539
5.94% (3 Month LIBOR USD + 3.50%), 07/15/2021 (1)(2)	1,200,000	1,195,500
Sealed Air Corp.
5.25%, 04/01/2023 (1)	1,000,000	1,002,500
5.50%, 09/15/2025 (1)	1,545,000	1,525,688
SMBC Aviation Capital Finance DAC
2.65%, 07/15/2021 (1)	200,000	194,653
4.13%, 07/15/2023 (1)	13,215,000	13,274,247
Spirit AeroSystems, Inc.
3.59% (3 Month LIBOR USD + 0.80%), 06/15/2021 (2)	3,080,000	3,056,573
Textron, Inc.
3.17% (3 Month LIBOR USD + 0.55%), 11/10/2020 (2)	830,000	822,852
Triumph Group, Inc.
4.88%, 04/01/2021	1,208,000	1,084,180
5.25%, 06/01/2022	482,000	419,340
Union Pacific Corp.
3.95%, 09/10/2028	4,640,000	4,636,570
United Technologies Co.
4.50%, 06/01/2042	2,250,000	2,122,600
United Technologies Corp.
1.90%, 05/04/2020	5,360,000	5,259,222
3.28% (3 Month LIBOR USD + 0.65%), 08/16/2021 (2)	820,000	816,918
3.35%, 08/16/2021	10,950,000	10,919,919
3.65%, 08/16/2023	1,306,000	1,300,800
4.13%, 11/16/2028	5,400,000	5,362,018
Votorantim Cimentos SA
7.25%, 04/05/2041 (1)	7,306,000	7,470,385
WRKCo., Inc.
3.00%, 09/15/2024 (1)	4,000,000	3,767,925

		322,641,624

Technology—1.45%
Analog Devices, Inc.
2.85%, 03/12/2020	3,925,000	3,910,718
Apple, Inc.
1.90%, 02/07/2020	5,640,000	5,590,375
1.55%, 08/04/2021	11,090,000	10,752,347
4.65%, 02/23/2046	1,250,000	1,329,218
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38%, 01/15/2020	15,514,000	15,318,563
2.20%, 01/15/2021	115,000	111,175
3.00%, 01/15/2022	21,072,000	20,264,144
3.63%, 01/15/2024	19,646,000	18,585,832
3.13%, 01/15/2025	1,050,000	948,298
3.88%, 01/15/2027	9,330,000	8,375,492
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,180,731
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (1)	780,000	727,350
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (1)	10,545,000	10,513,872
4.42%, 06/15/2021 (1)	3,045,000	3,041,869
6.02%, 06/15/2026	4,100,000	4,120,402

Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (1)		6,790,000	6,823,788
EMC Corp.
2.65%, 06/01/2020		6,718,000	6,451,155
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023 (1)		300,000	286,500
Hewlett Packard Enterprise Co.
3.06% (3 Month LIBOR USD + 0.72%), 10/05/2021 (2)		2,500,000	2,478,244
Intel Corp.
1.70%, 05/19/2021		2,215,000	2,152,459
3.30%, 10/01/2021		4,055,000	4,097,312
2.70%, 12/15/2022		8,055,000	7,933,450
International Business Machines Co.
2.25%, 02/19/2021		10,858,000	10,638,867
IQVIA, Inc.
2.88%, 09/15/2025 (1)	EUR	100,000	108,428
5.00%, 10/15/2026 (1)		$1,350,000	1,289,250
Microchip Technology, Inc.
3.92%, 06/01/2021 (1)		1,670,000	1,656,557
4.33%, 06/01/2023 (1)		15,130,000	14,757,151
Microsoft Corp.
1.85%, 02/06/2020		400,000	397,051
1.85%, 02/12/2020		6,280,000	6,225,839
NetApp, Inc.
3.38%, 06/15/2021		490,000	488,127
3.30%, 09/29/2024		62,000	59,020
NXP BV / NXP Funding LLC
4.13%, 06/15/2020 (1)		459,000	456,865
4.13%, 06/01/2021 (1)		2,828,000	2,792,650
3.88%, 09/01/2022 (1)		3,395,000	3,259,200
4.88%, 03/01/2024 (1)		2,530,000	2,541,107
Oracle Co.
2.80%, 07/08/2021		10,685,000	10,632,759
Oracle Corp.
1.90%, 09/15/2021		15,010,000	14,566,195
3.25%, 11/15/2027		1,980,000	1,910,815
Seagate HDD Cayman
4.75%, 01/01/2025		3,297,000	2,925,239
4.88%, 06/01/2027		855,000	726,004
5.75%, 12/01/2034		1,022,000	795,888
VMware, Inc.
2.30%, 08/21/2020		1,230,000	1,204,525
2.95%, 08/21/2022		2,540,000	2,420,922
3.90%, 08/21/2027		160,000	142,002
Western Digital Corp.
4.75%, 02/15/2026		872,000	756,460

			217,744,215

Utilities—1.88%
AEP Texas, Inc.
3.85%, 10/01/2025 (1)		1,500,000	1,496,897
AEP Transmission Co. LLC
3.10%, 12/01/2026		1,575,000	1,522,593
American Electric Power Co., Inc.
2.15%, 11/13/2020		330,000	323,354
2.95%, 12/15/2022		400,000	392,204
American Transmission Systems, Inc.
5.25%, 01/15/2022 (1)		100,000	105,080
American Water Capital Corp.
4.20%, 09/01/2048		1,425,000	1,388,229

Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023 (1)	9,410,000	9,388,543
4.35%, 08/01/2028 (1)	1,725,000	1,720,350
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	570,000	558,659
Black Hills Corp.
4.35%, 05/01/2033	6,250,000	6,268,969
British Transco International Finance BV
0.00%, 11/04/2021	400,000	354,416
Chugoku Electric Power Co., Inc.
2.70%, 03/16/2020	900,000	893,017
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,130,071
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,650,000	1,656,349
3.88%, 03/15/2046	2,750,000	2,582,510
3.70%, 12/01/2047	2,500,000	2,274,129
Duke Energy Corp.
3.11% (3 Month LIBOR USD + 0.50%), 05/14/2021 (1)(2)	546,000	543,403
2.65%, 09/01/2026	2,160,000	1,967,517
Duke Energy Progress LLC
3.25%, 08/15/2025	2,613,000	2,543,848
3.70%, 09/01/2028	4,050,000	4,093,647
4.10%, 03/15/2043	900,000	873,225
4.20%, 08/15/2045	1,000,000	984,929
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (1)	400,000	417,080
5.90%, 12/01/2021 (1)	1,500,000	1,586,928
Emera U.S. Finance LP
2.70%, 06/15/2021	338,000	329,265
Enel Americas SA
4.00%, 10/25/2026	2,600,000	2,422,056
Enel Chile SA
4.88%, 06/12/2028	3,820,000	3,810,450
Enel Finance International NV
2.75%, 04/06/2023 (1)	8,060,000	7,435,472
3.63%, 05/25/2027 (1)	3,175,000	2,802,356
Entergy Corp.
5.13%, 09/15/2020	3,022,000	3,083,824
4.00%, 07/15/2022	925,000	933,078
Entergy Texas, Inc.
7.13%, 02/01/2019	4,000,000	4,011,047
Eskom Holdings SOC Ltd.
6.35%, 08/10/2028 (1)	8,275,000	7,961,394
Eversource Energy
2.75%, 03/15/2022	2,634,000	2,576,858
Exelon Corp.
2.85%, 06/15/2020	2,975,000	2,950,973
FirstEnergy Corp.
2.85%, 07/15/2022	2,075,000	2,022,250
3.90%, 07/15/2027	11,095,000	10,751,914
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (1)	7,535,000	7,616,836
Indiana Michigan Power Co.
3.20%, 03/15/2023	3,000,000	2,969,210
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/2028 (1)	1,685,000	1,463,844
4.88%, 01/14/2048 (1)	1,045,000	819,165
IPALCO Enterprises, Inc.
3.45%, 07/15/2020	280,000	279,599

ITC Holdings Corp.
2.70%, 11/15/2022	610,000	589,580
4.05%, 07/01/2023	3,812,000	3,873,955
3.25%, 06/30/2026	2,000,000	1,882,714
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (1)	150,000	156,159
4.30%, 01/15/2026 (1)	1,000,000	1,007,643
Kansas City Power & Light Co.
3.65%, 08/15/2025	3,550,000	3,530,529
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)	4,500,000	4,192,010
LG&E & KU Energy LLC
4.38%, 10/01/2021	500,000	508,098
Metropolitan Edison Co.
4.00%, 04/15/2025 (1)	4,000,000	4,032,045
MidAmerican Energy Co.
4.25%, 05/01/2046	949,000	965,154
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	793,000	787,921
3.34%, 09/01/2020	3,400,000	3,406,150
3.06% (3 Month LIBOR USD + 0.48%), 05/04/2021 (2)	7,000,000	6,931,893
3.26% (3 Month LIBOR USD + 0.55%), 08/28/2021 (2)	9,000,000	8,885,956
NiSource, Inc.
2.65%, 11/17/2022	750,000	717,997
Northern States Power Co./MN
4.00%, 08/15/2045	1,000,000	975,906
3.60%, 09/15/2047	1,800,000	1,654,783
NRG Energy, Inc.
7.25%, 05/15/2026	950,000	989,187
5.75%, 01/15/2028	230,000	220,800
Pacific Gas & Electric Co.
3.50%, 10/01/2020	780,000	743,114
4.25%, 05/15/2021	161,000	152,258
3.25%, 09/15/2021	92,000	84,733
2.45%, 08/15/2022	398,000	352,709
3.25%, 06/15/2023	153,000	135,344
3.75%, 02/15/2024	31,000	27,497
2.95%, 03/01/2026	388,000	319,164
3.30%, 12/01/2027	200,000	163,305
6.25%, 03/01/2039	11,000	10,343
4.45%, 04/15/2042	29,000	23,196
3.75%, 08/15/2042	166,000	123,297
Pennsylvania Electric Co.
5.20%, 04/01/2020	780,000	799,404
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024	3,000,000	2,997,507
Perusahaan Gas Negara Persero Tbk PT
5.13%, 05/16/2024	2,100,000	2,098,255
Perusahaan Listrik Negara PT
5.45%, 05/21/2028 (1)	11,800,000	11,935,926
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021 (1)	2,615,000	2,700,071
Progress Energy, Inc.
4.40%, 01/15/2021	1,200,000	1,222,864
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000,000	6,910,667
Public Service Enterprise Group, Inc.
2.00%, 11/15/2021	600,000	576,157
2.65%, 11/15/2022	1,526,000	1,468,203
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,066,303

Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/2023 (1)	30,000	28,200
Sempra Energy
3.25%, 06/15/2027	8,634,000	7,936,937
3.40%, 02/01/2028	3,037,000	2,776,564
3.80%, 02/01/2038	5,345,000	4,593,801
4.00%, 02/01/2048	760,000	653,258
SEMPRA ENERGY
2.40%, 03/15/2020	3,592,000	3,541,096
South Carolina Electric & Gas Co.
4.25%, 08/15/2028	5,000,000	5,181,009
Southern California Edison Co.
3.65%, 03/01/2028	40,000	38,911
6.65%, 04/01/2029	152,000	169,359
6.00%, 01/15/2034	20,000	22,333
5.75%, 04/01/2035	70,000	75,803
Southern Co.
3.10% (3 Month LIBOR USD + 0.49%), 02/14/2020 (1)(2)	11,500,000	11,480,453
2.35%, 07/01/2021	1,425,000	1,385,384
3.25%, 07/01/2026	8,000,000	7,497,866
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,700,000	3,696,868
4.40%, 05/30/2047	1,915,000	1,793,237
Southern Power Co.
3.34% (3 Month LIBOR USD + 0.55%), 12/20/2020 (1)(2)	600,000	592,599
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000,000	10,029,979
Spire, Inc.
3.54%, 02/27/2024	5,000,000	4,893,098
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/2024	4,300,000	4,380,433
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022 (1)	3,700,000	3,608,315
3.75%, 05/02/2023 (1)	4,235,000	4,267,818
Tucson Electric Power Co.
5.15%, 11/15/2021	2,515,000	2,634,276
3.05%, 03/15/2025	3,000,000	2,881,026
Vistra Operations Co. LLC
5.50%, 09/01/2026 (1)	2,730,000	2,627,625
WEC Energy Group, Inc.
3.38%, 06/15/2021	5,175,000	5,171,551

		282,482,134

Total Corporate Bonds (Cost $5,523,142,955)		$5,397,063,596

Convertible Securities—0.31%
Communications—0.08%
Ctrip.com International Ltd.
1.25%, 09/15/2022	1,925,000	1,861,275
DISH Network Corp.
2.38%, 03/15/2024	6,330,000	5,039,731
3.38%, 08/15/2026	60,000	48,451
Finisar Corp.
0.50%, 12/15/2036	6,040,000	5,733,289
Liberty Media Corp.
2.25%, 09/30/2046	166,628	78,831

		12,761,577

Consumer, Cyclical—0.01%
Caesars Entertainment Corp.
5.00%, 10/01/2024	1,634,430	2,028,762

Consumer, Non-Cyclical—0.03%
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020		165,000	183,563
0.60%, 08/01/2024		1,675,000	1,665,618
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021		80,000	85,608
Macquarie Infrastructure Corp.
2.00%, 10/01/2023		3,485,000	3,015,564

			4,950,353

Diversified—0.01%
RWT Holdings, Inc.
5.63%, 11/15/2019		1,460,000	1,466,393

Energy—0.07%
Chesapeake Energy Corp.
5.50%, 09/15/2026		4,090,000	3,291,886
Nabors Industries, Inc.
0.75%, 01/15/2024		8,365,000	5,142,049
SM Energy Co.
1.50%, 07/01/2021		285,000	264,911
Whiting Petroleum Corp.
1.25%, 04/01/2020		900,000	850,874

			9,549,720

Financials—0.03%
iStar, Inc.
3.13%, 09/15/2022		5,160,000	4,649,366

Industrials—0.04%
Greenbrier Cos., Inc.
2.88%, 02/01/2024		1,278,000	1,255,819
Tutor Perini Corp.
2.88%, 06/15/2021		4,060,000	3,737,023

			4,992,842

Technology—0.04%
Nuance Communications, Inc.
1.00%, 12/15/2035		5,850,000	5,066,943
Rovi Corp.
0.50%, 03/01/2020		930,000	883,500

			5,950,443

Total Convertible Securities (Cost $52,515,162)			$46,349,456

Government Related—26.62%
Abu Dhabi Government International Bond
2.50%, 10/11/2022 (1)		1,300,000	1,261,312
3.13%, 10/11/2027 (1)		2,400,000	2,292,096
4.13%, 10/11/2047 (1)		1,900,000	1,819,250
Africa Finance Corp.
3.88%, 04/13/2024 (1)		1,085,000	1,032,714
Argentina Bocon
41.33% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022 (2)	ARS	3,900,000	172,628
Argentina Bonar Bonds
50.95% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.50%), 03/11/2019 (2)		1,300,000	34,452
48.80% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/01/2020 (2)		3,000,000	76,916
50.23% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022 (2)		163,749,000	4,065,463
Argentina POM Politica Monetaria
59.26% (Argentina Blended Historical Policy Rate + 0.00%), 06/21/2020 (2)		211,025,000	5,961,378
Argentine Republic Government International Bond
3.88%, 01/15/2022	EUR	16,200,000	15,582,470
5.63%, 01/26/2022		$445,000	375,469
4.63%, 01/11/2023		9,007,000	7,115,530
3.38%, 01/15/2023	EUR	1,100,000	989,356

7.50%, 04/22/2026		$150,000	120,187
5.00%, 01/15/2027	EUR	1,900,000	1,565,236
6.88%, 01/26/2027		$300,000	228,750
5.25%, 01/15/2028	EUR	500,000	408,861
7.82%, 12/31/2033		220,177	210,820
7.13%, 07/06/2036		$200,000	143,250
2.26%, 12/31/2038 (3)	EUR	179,000	112,140
2.50%, 12/31/2038 (3)		$8,856,000	4,853,177
6.25%, 11/09/2047	EUR	200,000	162,005
6.88%, 01/11/2048		$1,600,000	1,114,000
Autonomous Community of Catalonia
4.95%, 02/11/2020	EUR	50,000	59,601
4.90%, 09/15/2021		50,000	61,508
Bahamas Government International Bond
6.00%, 11/21/2028 (1)		$7,980,000	8,099,700
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028		2,540,000	2,615,209
City of New York NY
3.55%, 12/01/2028		3,645,000	3,596,230
Colombia Government International Bond
4.00%, 02/26/2024		9,540,000	9,444,600
4.50%, 01/28/2026		525,000	525,000
4.50%, 03/15/2029		9,865,000	9,751,552
Colombian TES
10.00%, 07/24/2024	COP	21,346,100,000	7,732,593
7.50%, 08/26/2026		28,854,400,000	9,361,584
Commonwealth of Puerto Rico
5.00%, 07/01/2021 (12)		$240,000	128,400
4.13%, 07/01/2022 (12)		100,000	52,000
5.70%, 07/01/2023 (12)		170,000	90,525
5.25%, 07/01/2026 (12)		200,000	109,000
5.00%, 07/01/2028 (12)		20,000	10,900
5.13%, 07/01/2028 (12)		30,000	16,200
5.38%, 07/01/2030 (12)		165,000	88,275
5.13%, 07/01/2031 (12)		2,590,000	1,398,600
5.50%, 07/01/2032 (12)		1,610,000	869,400
8.00%, 07/01/2035 (12)		800,000	430,000
5.13%, 07/01/2037 (12)		190,000	101,175
5.25%, 07/01/2037 (12)		100,000	54,500
5.75%, 07/01/2038 (12)		80,000	43,200
6.00%, 07/01/2038 (12)		610,000	332,450
5.50%, 07/01/2039 (12)		520,000	278,200
6.00%, 07/01/2039 (12)		55,000	29,700
6.50%, 07/01/2040 (12)		30,000	16,125
5.00%, 07/01/2041 (12)		395,000	210,337
5.75%, 07/01/2041 (12)		100,000	53,500
Dominican Republic International Bond
6.60%, 01/28/2024		500,000	521,250
Egypt Government International Bond
5.58%, 02/21/2023 (1)		200,000	189,532
European Investment Bank
1.75%, 06/17/2019		2,850,000	2,839,667
2.38%, 05/13/2021		20,185,000	20,077,433
Hellenic Republic Government Bond
4.75%, 04/17/2019 (1)	EUR	9,230,000	10,684,947
Indonesia Government International Bond
3.70%, 01/08/2022 (1)		$5,010,000	4,960,932
3.75%, 04/25/2022 (1)		4,495,000	4,449,722
2.95%, 01/11/2023		1,895,000	1,808,943
4.13%, 01/15/2025		5,495,000	5,406,717

Inter-American Development Bank
2.63%, 04/19/2021		20,000,000	20,019,640
International Bank for Reconstruction & Development
2.75%, 07/23/2021		20,000,000	20,080,520
Kazakhstan Government International Bond
1.55%, 11/09/2023 (1)	EUR	430,000	494,693
2.38%, 11/09/2028 (1)		1,600,000	1,812,648
Los Angeles Department of Water
6.01%, 07/01/2039		$675,000	819,133
Massachusetts Educational Financing Authority
3.85%, 05/25/2033		5,180,619	5,242,165
Metropolitan Transportation Authority
7.34%, 11/15/2039		475,000	674,277
Metropolitan Water District of Southern California
6.54%, 07/01/2039		935,000	952,344
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038		1,000,000	1,202,110
Mexico Government International Bond
4.00%, 10/02/2023		3,516,000	3,499,510
3.60%, 01/30/2025		1,060,000	1,011,240
4.13%, 01/21/2026		8,200,000	8,015,500
3.75%, 01/11/2028		7,650,000	7,160,476
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026		1,850,000	1,777,092
5.27%, 05/01/2027		3,500,000	3,922,240
3.73%, 08/01/2029		2,015,000	2,025,760
New York City Water & Sewer System
5.75%, 06/15/2041		240,000	300,146
5.95%, 06/15/2042		810,000	1,050,935
New York State Dormitory Authority
5.05%, 09/15/2027		1,800,000	2,023,308
5.50%, 03/15/2030		2,000,000	2,290,160
Oman Government International Bond
5.63%, 01/17/2028 (1)		500,000	440,188
Peru Government Bond
5.94%, 02/12/2029 (1)	PEN	21,282,000	6,396,920
6.15%, 08/12/2032 (1)		12,400,000	3,734,541
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024		$400,000	397,000
Peruvian Government International Bond
5.70%, 08/12/2024	PEN	8,000,000	2,459,967
8.20%, 08/12/2026 (1)		5,600,000	1,953,558
Provincia de Buenos Aires/Argentina
53.68% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%, 27.00% Floor), 04/12/2025 (1)(2)	ARS	246,115,000	5,505,415
Puerto Rico Electric Power Authority
6.05%, 07/01/2032 (12)		$100,000	61,875
Qatar Government International Bond
3.88%, 04/23/2023 (1)		1,700,000	1,719,261
4.50%, 04/23/2028		400,000	417,500
5.10%, 04/23/2048 (1)		1,000,000	1,050,250
Republic of South Africa Government International Bond
4.88%, 04/14/2026		700,000	665,182
Russian Foreign Bond—Eurobond
4.75%, 05/27/2026		600,000	594,005
Saudi Government International Bond
2.88%, 03/04/2023 (1)		2,200,000	2,114,741
4.00%, 04/17/2025 (1)		10,400,000	10,308,209
3.63%, 03/04/2028		600,000	567,426
4.50%, 04/17/2030 (1)		3,100,000	3,079,931
4.63%, 10/04/2047 (1)		1,600,000	1,460,048
5.00%, 04/17/2049 (1)		2,200,000	2,117,751

South Carolina Public Service Authority
2.39%, 12/01/2023	960,000	910,973
State Board of Administration Finance Corp.
2.16%, 07/01/2019	1,220,000	1,216,462
State of California
7.95%, 03/01/2036	4,085,000	4,312,780
State of Illinois
5.10%, 06/01/2033	640,000	610,195
6.73%, 04/01/2035	70,000	74,975
7.35%, 07/01/2035	55,000	60,964
State of Texas
4.68%, 04/01/2040	410,000	459,995
Svensk Exportkredit AB
1.13%, 08/28/2019	6,925,000	6,855,251
Texas Public Finance Authority
8.25%, 07/01/2024	5,360,000	5,447,904
Turkey Government International Bond
5.63%, 03/30/2021	800,000	799,941
7.25%, 12/23/2023	10,800,000	11,086,545
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2022 (9)	29,178,638	28,227,702
0.13%, 07/15/2024 (9)	11,699,245	11,219,560
0.75%, 07/15/2028 (9)	34,640,824	33,910,113
0.38%, 07/15/2025 (9)	10,525,171	10,147,539
1.00%, 02/15/2048 (9)	29,606,185	28,064,568
U.S. Treasury Note/Bond
2.50%, 06/30/2020	9,290,000	9,281,991
2.63%, 08/31/2020	49,120,000	49,179,359
2.75%, 09/30/2020	101,670,000	102,036,911
2.88%, 10/31/2020	51,090,000	51,400,901
1.38%, 04/30/2021	9,300,000	9,068,816
1.38%, 05/31/2021	19,300,000	18,800,880
2.63%, 07/15/2021	104,785,000	105,142,818
2.88%, 10/15/2021	29,680,000	29,990,411
2.88%, 10/31/2023	150,695,000	153,195,175
2.88%, 11/30/2023	121,785,000	123,899,278
2.00%, 05/31/2024	58,440,000	56,860,061
2.38%, 08/15/2024 (11)	39,200,000	38,841,438
2.88%, 05/31/2025 (10)	467,200,000	475,369,912
2.75%, 06/30/2025 (10)	720,000,000	727,466,191
2.88%, 07/31/2025 (10)	251,900,000	256,390,571
3.00%, 10/31/2025	92,550,000	94,987,051
2.63%, 12/31/2025	58,930,000	59,097,511
2.00%, 11/15/2026 (11)	44,737,000	42,735,252
2.25%, 02/15/2027 (11)	141,695,000	137,690,753
2.75%, 02/15/2028	40,500,000	40,739,107
2.88%, 05/15/2028	35,000,000	35,562,874
2.88%, 08/15/2028	44,165,000	44,879,386
3.13%, 11/15/2028	197,320,000	204,809,180
4.63%, 02/15/2040	18,930,000	24,024,737
2.50%, 02/15/2045	62,700,000	56,928,551
3.00%, 05/15/2045 (11)	36,855,000	36,851,118
2.50%, 02/15/2046	12,560,000	11,360,537
2.50%, 05/15/2046 (11)	11,105,000	10,033,575
2.88%, 11/15/2046	11,510,000	11,211,427
3.00%, 05/15/2047	8,820,000	8,797,692
2.75%, 08/15/2047	21,355,000	20,261,047
2.75%, 11/15/2047	47,780,000	45,290,827
3.00%, 02/15/2048	58,795,000	58,582,600

3.13%, 05/15/2048 (10)	12,780,000	13,045,074
3.00%, 08/15/2048 (10)	115,742,000	115,394,057
3.38%, 11/15/2048	269,080,000	288,230,004
University of California
4.60%, 05/15/2031	2,800,000	3,006,220
4.13%, 05/15/2045	190,000	190,682
Uruguay Government International Bond
4.38%, 10/27/2027	250,000	250,102
Venezuela Government International Bond
7.75%, 10/13/2019 (12)	100,000	22,720
6.00%, 12/09/2020 (12)	30,000	6,787
9.00%, 05/07/2023 (12)	7,515,000	1,672,088
8.25%, 10/13/2024 (12)	7,194,000	1,654,620
7.65%, 04/21/2025 (12)	534,000	121,485
11.75%, 10/21/2026 (12)	120,000	29,400
9.25%, 09/15/2027 (12)	1,049,000	243,892
9.25%, 05/07/2028 (12)	420,000	95,550
11.95%, 08/05/2031 (12)	3,200,000	752,000
7.00%, 03/31/2038 (12)	187,000	42,075

Total Government Related (Cost $3,965,373,857)		$4,004,544,493

Mortgage-Backed Obligations—22.29%
225 Liberty Street Trust 2016-225L
3.60%, 02/12/2036 (1)	3,010,000	3,003,762
280 Park Avenue 2017-280P Mortgage Trust
3.34% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034 (1)(2)	2,670,000	2,643,318
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	767,882	776,835
6.00%, 12/25/2033	219,653	217,085
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	522,322	535,527
5.50%, 08/25/2034	602,884	617,177
Alternative Loan Trust 2005-56
3.05% (1 Month LIBOR USD + 0.73%, 0.73% Floor), 11/25/2035 (2)	6,322,268	6,341,033
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036	15,001,687	12,256,717
Alternative Loan Trust 2006-HY12
3.87%, 08/25/2036 (4)	362,306	369,589
Alternative Loan Trust 2006-OA17
2.67% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046 (2)	20,367,002	17,839,960
Alternative Loan Trust 2006-OA22
2.72% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047 (2)	18,731,881	17,467,846
Alternative Loan Trust 2006-OA3
2.71% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2036 (2)	7,346,015	6,447,225
Alternative Loan Trust 2006-OA7
3.10% (12 Month US Treasury Average + 0.94%, 0.94% Floor), 06/25/2046 (2)	15,782,974	13,846,551
Alternative Loan Trust 2007-HY7C
2.65% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2047 (2)	3,878,882	3,511,313
Alternative Loan Trust 2007-OA2
2.64% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047 (2)	14,286,876	11,438,641
3.00% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047 (2)	34,006,694	28,095,953
AREIT 2018-CRE1 Trust
5.54% (1 Month LIBOR USD + 3.10%, 3.10% Floor), 02/15/2035 (1)(2)	4,800,000	4,801,675
Ashford Hospitality Trust 2018-ASHF
3.36% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/16/2035 (1)(2)	1,302,512	1,292,634
3.71% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/16/2035 (1)(2)	1,530,000	1,514,213
3.86% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 04/16/2035 (1)(2)	715,000	705,666
Ashford Hospitality Trust 2018-KEYS
3.46% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 06/15/2035 (1)(2)	6,850,000	6,811,386
Atrium Hotel Portfolio Trust
3.39% (1 Month LIBOR USD + 0.93%), 11/15/2019 (1)(2)	3,120,000	3,092,558
3.96% (1 Month LIBOR USD + 1.50%), 12/15/2036 (1)(2)	1,095,000	1,085,503

Aventura Mall Trust
4.11%, 07/09/2040 (1)(4)	10,180,000	10,503,127
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/12/2038 (1)(4)	16,890,000	17,552,411
BAMLL Re-REMIC Trust 2016-RRLD11
5.93%, 06/17/2019 (1)(4)	100,000	42,000
5.93%, 06/17/2050 (1)(4)	4,468,543	4,472,244
Banc of America Commercial Mortgage Trust 2007-5
6.03%, 02/10/2051 (4)	9,293,439	9,378,397
Banc of America Funding 2015-R7 Trust
2.59% (12 Month US Treasury Average + 0.92%), 09/26/2046 (1)(2)	1,589,823	1,597,318
Banc of America Funding 2015-R8 Trust
2.89%, 11/27/2046 (1)(4)	2,428,985	2,444,617
Bank 2017-BNK4
4.00%, 05/17/2050	960,000	958,174
Bank 2017-BNK5
3.90%, 06/17/2060 (4)	1,167,000	1,144,145
Bank 2017-BNK9
4.03%, 11/17/2054 (4)	3,910,000	3,898,921
BBCCRE Trust 2015-GTP
4.55%, 08/12/2033 (1)(4)	2,715,000	2,736,268
BBCMS Trust 2018-CBM
3.46% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/15/2037 (1)(2)	2,945,000	2,931,173
BCAP LLC 2014-RR2
2.55% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/28/2036 (1)(2)	17,013,772	15,747,211
Bear Stearns ALT-A Trust 2005-1
3.63% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 11.50% Cap), 01/25/2035 (2)	6,750,000	5,973,944
Bear Stearns ARM Trust 2003-3
4.19%, 05/25/2033 (4)	775,037	788,821
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041 (1)(4)	3,794,194	3,574,878
BX Trust 2017-IMC
4.71% (1 Month LIBOR USD + 2.25%, 2.25% Floor), 10/15/2032 (1)(2)	1,440,000	1,418,495
BX Trust 2018-GW
3.26% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2037 (1)(2)	4,785,000	4,681,527
BXP Trust 2017-GM
3.38%, 06/15/2039 (1)	6,185,000	6,039,932
CD 2007-CD5 Mortgage Trust
6.22%, 11/15/2044 (1)(4)	9,680,000	9,784,458
CD 2017-CD6 Mortgage Trust
3.46%, 11/15/2050	1,695,000	1,667,986
CD 2018-CD7 Mortgage Trust
4.85%, 08/17/2051 (4)	8,190,000	8,220,240
CGBAM Commercial Mortgage Trust 2015-SMRT
2.81%, 04/12/2028 (1)	1,500,000	1,494,959
CGGS Commercial Mortgage Trust 2018-WSS
3.36% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 02/17/2037 (1)(2)	3,950,000	3,885,906
3.56%, 02/17/2037	1,715,000	1,683,478
3.81% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 02/17/2037 (1)(2)	1,580,000	1,546,882
4.76% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 02/17/2037 (1)(2)	3,870,000	3,794,815
CGRBS Commercial Mortgage Trust 2013-VN05
3.37%, 03/15/2035 (1)	2,880,000	2,910,352
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037 (1)	8,262,381	6,721,274
CIM Trust
2.30%, 05/25/2057 (1)(4)	3,164,966	3,131,722
4.35% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 10/25/2057 (1)(2)	5,663,946	5,678,262
CIM Trust 2018-R4
4.07%, 12/25/2057 (1)(4)	21,635,126	21,390,063

CIM Trust 2018-R5
3.75%, 07/25/2058 (1)(4)		17,498,680	17,492,990
CIM Trust 2018-R6
3.43% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058 (1)(2)		21,173,306	21,279,088
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/12/2048		1,700,000	1,689,443
3.57%, 02/12/2048		430,000	428,568
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/12/2058		1,350,000	1,383,810
Citigroup Commercial Mortgage Trust 2016-P3
3.06%, 04/16/2049		1,225,000	1,189,532
Citigroup Commercial Mortgage Trust 2018-B2
4.67%, 03/10/2051 (4)		1,195,000	1,181,256
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068 (1)(4)		1,285,117	1,286,237
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059 (1)(3)		4,802,875	4,844,831
Civic Mortgage LLC 2018-2
4.35%, 11/25/2022 (1)(3)		476,048	476,303
Clavis Securities Plc
1.08% (3 Month LIBOR GBP + 0.17%), 12/15/2032 (2)	GBP	1,211,913	1,467,165
CLNS Trust 2017-IKPR
3.20% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 06/11/2032 (1)(2)		$315,000	313,030
COLT 2017-1 Mortgage Loan Trust
2.61%, 05/27/2047 (1)(4)		184,199	183,043
COLT 2017-2 Mortgage Loan Trust
2.77%, 10/25/2047 (1)(4)		376,576	374,304
COLT 2018-1 Mortgage Loan Trust
2.93%, 02/25/2048 (1)(4)		788,629	779,542
2.98%, 02/25/2048 (1)(4)		226,111	223,636
COLT 2018-2 Mortgage Loan Trust
3.47%, 07/27/2048 (1)(4)		4,325,868	4,306,481
4.19%, 07/27/2048 (1)(4)		1,095,000	1,094,315
COLT 2018-3 Mortgage Loan Trust
3.69%, 10/26/2048 (1)(4)		6,914,130	6,905,118
COLT 2018-4 Mortgage Loan Trust
4.01%, 12/28/2048 (1)(4)		6,337,671	6,373,454
4.11%, 12/28/2048 (1)(4)		3,824,120	3,845,668
COMM 2013-300P Mortgage Trust
4.35%, 08/12/2030 (1)		720,000	756,013
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/15/2046		1,830,000	1,889,866
COMM 2013-SFS Mortgage Trust
2.99%, 04/13/2035 (1)(4)		1,445,000	1,436,075
COMM 2014-277P Mortgage Trust
3.61%, 08/12/2049 (1)(4)		735,000	745,215
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/13/2047		1,115,000	1,132,122
COMM 2014-LC15 Mortgage Trust
2.84%, 04/12/2047		993,841	992,716
COMM 2014-UBS2 Mortgage Trust
5.15%, 03/12/2047 (4)		800,000	808,419
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/12/2047		2,588,416	2,584,145
3.69%, 08/12/2047		5,250,000	5,324,218
COMM 2014-UBS6 Mortgage Trust
4.47%, 12/10/2047 (4)		1,013,000	987,146
COMM 2015-CCRE23 Mortgage Trust
2.85%, 05/12/2048		6,805,000	6,772,972

COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2055	2,020,000	2,043,269
COMM 2015-CCRE25 Mortgage Trust
4.54%, 08/10/2048 (4)	964,000	941,971
4.54%, 08/12/2048 (4)	5,470,000	5,630,438
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/13/2048	4,055,000	4,083,724
COMM 2015-DC1 Mortgage Trust
3.72%, 02/12/2048	2,495,000	2,463,384
COMM 2015-LC23 Mortgage Trust
4.16%, 10/13/2048 (4)	1,135,000	1,149,055
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	515,000	525,419
4.44%, 07/12/2050 (4)	440,000	442,606
COMM 2016-787S Mortgage Trust
3.55%, 02/12/2036 (1)	760,000	755,493
COMM 2017-COR2 Mortgage Trust
3.51%, 09/12/2050	3,110,000	3,056,306
COMM 2017-PANW Mortgage Trust
3.41%, 10/12/2029 (1)(4)	1,285,000	1,257,579
Commercial Mortgage Asset Trust
6.25%, 01/17/2032 (1)	294,678	293,941
Commercial Mortgage Pass Through Certificates
4.64%, 02/12/2047 (4)	5,465,000	5,387,401
Connecticut Avenue Securities Trust 2018-R07
3.26% (1 Month LIBOR USD + 0.75%), 04/25/2031 (1)(2)	2,594,234	2,590,231
Core Industrial Trust 2015-CALW
3.04%, 02/10/2034 (1)	3,131,564	3,120,322
Core Industrial Trust 2015-TEXW
3.08%, 02/10/2034 (1)	2,734,328	2,721,898
Countrywide Asset-Backed Certificates
3.31% (1 Month LIBOR USD + 0.80%, 0.40% Floor), 11/25/2035 (2)	71,088	71,115
Credit Suisse First Boston Mortgage Securities Co.
5.75%, 11/25/2033	116,550	118,299
CSAIL 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057 (4)	8,560,000	8,645,500
4.21%, 06/15/2057	1,630,000	1,642,745
CSAIL 2015-C3 Commercial Mortgage Trust
3.72%, 08/17/2048	3,013,000	3,043,044
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	812,406
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/18/2049 (4)	6,160,000	6,100,626
CSMC 2014-USA OA LLC
4.37%, 09/17/2037 (1)	1,265,000	1,197,864
CSMC 2015-GLPB Trust
3.81%, 11/17/2034 (1)(4)	560,000	562,393
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062 (1)(3)	2,930,110	2,917,905
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058 (1)	1,794,421	1,791,161
CSMC Trust 2013-5R
2.57% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036 (1)(2)	10,481,283	10,092,972
CWALT, Inc. 2007-OA4
2.68% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047 (2)	2,524,806	2,338,826
DBCG 2017-BBG Mortgage Trust
3.16% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034 (1)(2)	2,645,000	2,605,301
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050 (4)	2,750,000	2,654,888
Deephaven Residential Mortgage Trust 2018-1
2.98%, 12/25/2057 (1)(4)	608,253	602,369

Deephaven Residential Mortgage Trust 2018-2
3.48%, 04/25/2058 (1)(4)		3,160,943	3,146,546
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2
2.91% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035 (2)		5,992,309	5,710,454
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/12/2035 (1)(4)		3,110,000	3,127,869
Eurosail-UK 2007-5np Plc
1.67% (3 Month LIBOR GBP + 0.77%), 09/13/2045 (2)	GBP	11,460,342	13,808,255
Eurosail-UK 2007-6nc Plc
1.60% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045 (2)		279,420	337,304
Fannie Mae Connecticut Avenue Securities
7.06% (1 Month LIBOR USD + 4.55%), 02/25/2025 (2)		$1,232,297	1,314,603
3.86% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 01/25/2029 (2)		39,382	39,438
3.81% (1 Month LIBOR USD + 1.30%), 05/25/2029 (2)		55,555	55,616
3.66% (1 Month LIBOR USD + 1.15%), 09/25/2029 (2)		662,904	664,390
5.31% (1 Month LIBOR USD + 2.80%, 2.80% Floor), 02/25/2030 (2)		985,000	1,002,395
5.01% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 05/28/2030 (2)		2,445,000	2,439,492
4.71% (1 Month LIBOR USD + 2.20%, 2.20% Floor), 08/26/2030 (2)		1,210,000	1,177,264
4.66% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 10/25/2030 (2)		2,370,000	2,315,793
5.06% (1 Month LIBOR USD + 2.55%, 2.55% Floor), 12/26/2030 (2)		7,075,000	6,983,213
3.23% (1 Month LIBOR USD + 0.72%, 0.72% Floor), 01/27/2031 (2)		7,042,044	7,025,353
4.86% (1 Month LIBOR USD + 2.35%, 2.35% Floor), 01/27/2031 (2)		3,915,000	3,815,907
3.06% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 03/25/2031 (2)		3,992,366	3,980,393
4.61% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 03/25/2031 (2)		1,980,000	1,906,110
Fannie Mae Pool
2.81%, 04/01/2025		980,000	971,778
3.89%, 08/01/2025		1,443,470	1,507,154
3.00%, 01/15/2026 (5)		4,325,000	4,315,716
4.19%, 11/01/2026		1,143,670	1,213,438
3.47%, 12/01/2026		2,916,706	2,971,165
3.22%, 01/01/2027		3,565,000	3,541,772
3.22%, 01/01/2027		3,565,000	3,541,772
2.50%, 01/15/2028 (5)		12,465,000	12,173,716
2.91%, 04/01/2028		1,967,088	1,906,862
2.82%, 05/01/2028		2,187,055	2,124,641
3.49%, 06/01/2028		8,500,000	8,581,697
2.68%, 08/01/2028		4,220,000	3,971,269
3.00%, 10/01/2028		437,372	437,805
3.24%, 06/01/2029		5,580,000	5,498,124
3.24%, 06/01/2029		5,420,000	5,340,472
3.10%, 08/01/2029		6,355,000	6,149,137
4.24%, 12/01/2029		11,715,371	12,471,174
3.00%, 05/01/2030		228,082	228,309
2.50%, 07/01/2030		691,099	676,730
2.50%, 07/01/2030		910,917	891,980
2.50%, 08/01/2030		1,720,897	1,685,141
3.55%, 08/01/2030		1,511,415	1,530,735
3.00%, 09/01/2030		2,577,662	2,580,229
3.00%, 12/01/2030		1,010,573	1,011,579
3.00%, 09/01/2031		927,761	926,399
2.50%, 11/01/2031		2,219,227	2,168,250
3.50%, 11/01/2031		3,312,430	3,365,281
3.00%, 06/01/2032		2,138,974	2,135,838
3.00%, 07/01/2032		1,613,164	1,610,798
3.25%, 07/01/2032		4,192,951	4,096,738
3.50%, 07/01/2032		3,114,035	3,152,665
3.00%, 08/01/2032		783,360	782,211
3.00%, 09/01/2032		4,238,889	4,232,675
3.50%, 11/01/2032		2,229,438	2,260,798
3.00%, 04/01/2033		5,257	5,132

3.50%, 05/01/2033	3,587,098	3,631,596
3.00%, 06/01/2033	13,536	13,195
3.00%, 10/01/2033	2,431,336	2,421,404
6.00%, 03/01/2034	2,312,579	2,522,587
5.50%, 05/01/2034	1,947,604	2,098,588
5.50%, 07/01/2034	477,937	515,116
3.50%, 02/01/2035	180,818	183,234
5.00%, 07/01/2035	958,528	1,019,534
4.50%, 11/01/2035	409,928	426,870
3.50%, 01/01/2036	1,675,603	1,707,312
5.00%, 02/01/2036	1,532,539	1,627,961
6.00%, 06/01/2036	14,875	16,232
5.50%, 07/01/2036	183,924	198,172
3.00%, 11/01/2036	261,441	258,916
3.00%, 11/01/2036	2,155,842	2,132,462
3.00%, 11/01/2036	1,849,025	1,831,169
3.00%, 12/01/2036	2,363,143	2,340,323
3.00%, 12/01/2036	335,126	331,890
3.00%, 10/01/2037	54,425	53,899
3.21%, 11/01/2037	11,363,982	10,730,481
3.50%, 01/01/2038	8,796,614	8,914,236
3.00%, 03/01/2038	3,849,212	3,812,021
6.00%, 07/01/2038	1,554,574	1,696,503
6.00%, 10/01/2038	90,295	98,777
5.50%, 12/01/2039	398,970	425,527
5.50%, 03/01/2040	2,221,445	2,393,714
5.00%, 05/01/2040	37,544	39,718
6.50%, 05/01/2040	544,916	621,147
5.00%, 06/01/2040	12,127	12,860
4.50%, 08/01/2040	118,531	124,213
4.50%, 09/01/2040	45,102	47,263
4.00%, 11/01/2040	3,282,582	3,373,079
4.00%, 11/01/2040	415,571	427,448
4.00%, 11/01/2040	111,773	114,968
4.50%, 11/01/2040	2,985,361	3,128,477
4.00%, 12/01/2040	278,653	286,617
4.00%, 01/01/2041	202,996	208,798
4.50%, 01/01/2041	30,247	31,697
3.50%, 01/15/2041 (5)	800,000	800,111
4.00%, 02/01/2041	203,432	209,247
4.00%, 02/01/2041	666,172	685,213
4.00%, 02/01/2041	897,785	924,007
4.50%, 02/01/2041	406,177	425,646
5.00%, 02/01/2041	914,493	967,526
5.50%, 06/01/2041	415,232	448,217
5.00%, 07/01/2041	1,116,929	1,186,063
6.00%, 07/01/2041	7,129,715	7,759,562
4.50%, 08/01/2041	50,274	52,683
5.00%, 08/01/2041	412,138	437,656
4.00%, 09/01/2041	407,594	419,236
4.50%, 11/01/2041	794,194	831,160
3.50%, 12/01/2041	81,935	82,597
4.00%, 01/01/2042	57,922	59,577
4.00%, 01/01/2042	3,685,654	3,791,025
4.00%, 02/01/2042	96,042	98,785
5.50%, 02/01/2042	1,637,997	1,743,804
5.50%, 02/01/2042	1,002,577	1,068,156
4.00%, 03/01/2042	3,679,859	3,788,663
5.00%, 03/01/2042	629,367	668,087
3.50%, 06/01/2042	74,737	75,202

3.50%, 06/01/2042	113,522	114,229
3.48%, 07/01/2042	4,208,783	4,046,976
3.50%, 07/01/2042	101,592	102,224
3.50%, 07/01/2042	719,466	723,941
3.50%, 08/01/2042	198,086	199,318
3.50%, 09/01/2042	223,279	224,670
3.50%, 09/01/2042	284,569	286,339
3.50%, 10/01/2042	627,629	631,536
2.50%, 12/01/2042	294,109	278,862
3.50%, 12/01/2042	1,374,822	1,383,396
3.50%, 12/01/2042	2,265,905	2,280,017
2.50%, 01/01/2043	900,890	854,194
2.50%, 01/01/2043	672,991	638,131
3.00%, 01/01/2043	13,856	13,623
3.50%, 01/01/2043	317,257	319,240
2.50%, 02/01/2043	549,096	520,636
3.00%, 02/01/2043	16,523	16,245
3.00%, 02/01/2043	798,843	785,471
3.00%, 03/01/2043	16,587	16,308
3.00%, 03/01/2043	31,559	31,030
3.00%, 03/01/2043	142,614	140,217
3.50%, 03/01/2043	1,315,450	1,323,637
2.50%, 04/01/2043	393,708	373,302
3.00%, 04/01/2043	15,134	14,881
3.00%, 04/01/2043	921,257	906,749
3.50%, 04/01/2043	122,289	123,118
3.50%, 05/01/2043	522,623	525,887
3.00%, 06/01/2043	3,620,478	3,561,540
3.50%, 06/01/2043	164,762	166,099
3.50%, 06/01/2043	1,961,428	1,977,348
3.50%, 06/01/2043	1,014,982	1,022,870
3.50%, 07/01/2043	201,598	203,233
3.50%, 07/01/2043	137,919	138,714
3.00%, 08/01/2043	9,442,124	9,288,332
3.00%, 08/01/2043	340,069	334,358
3.00%, 08/01/2043	180,553	177,474
3.50%, 08/01/2043	126,795	127,586
3.50%, 08/01/2043	143,020	144,133
3.50%, 09/01/2043	569,828	574,447
4.00%, 09/01/2043	2,190,753	2,248,760
3.50%, 10/01/2043	382,148	384,526
5.50%, 10/01/2043	744,853	805,469
4.00%, 12/01/2043	4,180,630	4,284,526
3.50%, 01/01/2044	9,359,777	9,418,215
3.50%, 01/01/2044	203,359	204,627
3.50%, 01/01/2044	1,248,324	1,260,619
3.00%, 02/01/2044	42,533	41,806
3.50%, 03/01/2044	264,856	266,874
5.50%, 05/01/2044	7,972,040	8,576,999
5.50%, 05/01/2044	510,932	550,483
4.50%, 06/01/2044	637,266	663,865
3.50%, 07/01/2044	936,569	943,542
4.50%, 08/01/2044	711,587	741,273
3.00%, 09/01/2044	71,278	70,081
5.00%, 11/01/2044	3,748,441	3,980,757
4.50%, 02/01/2045	689,800	718,528
5.00%, 02/01/2045	1,539,367	1,640,098
3.00%, 04/01/2045	35,453	34,828
3.50%, 04/01/2045	73,353	73,653
3.50%, 04/01/2045	1,811,613	1,818,841

3.00%, 05/01/2045	1,476,668	1,449,445
3.00%, 05/01/2045	715,784	704,509
3.50%, 05/01/2045	2,071,441	2,079,706
3.50%, 05/01/2045	2,468,174	2,477,895
3.50%, 06/01/2045	2,644,799	2,655,214
3.50%, 06/01/2045	3,233,710	3,246,112
4.00%, 06/01/2045	8,944,176	9,138,170
4.50%, 06/01/2045	436,785	456,769
3.00%, 07/01/2045	6,866,757	6,717,799
3.00%, 07/01/2045	1,106,427	1,083,957
3.50%, 07/01/2045	3,191,017	3,203,585
4.00%, 07/01/2045	1,229,688	1,255,639
5.00%, 07/01/2045	792,022	840,914
3.50%, 08/01/2045	70,316	70,586
4.00%, 09/01/2045	146,381	149,455
4.00%, 09/01/2045	191,905	195,946
3.50%, 10/01/2045	445,048	446,686
4.00%, 10/01/2045	3,798,087	3,878,052
3.50%, 11/01/2045	476,281	478,009
3.50%, 11/01/2045	8,611,129	8,642,380
3.50%, 12/01/2045	1,670,564	1,676,540
3.50%, 12/01/2045	10,066,289	10,082,550
4.00%, 12/01/2045	188,312	192,893
4.00%, 12/01/2045	1,305,773	1,337,541
4.00%, 12/01/2045	767,238	783,154
4.00%, 12/01/2045	6,407,716	6,552,084
3.50%, 01/01/2046	40,333	40,483
3.50%, 01/01/2046	115,735	116,143
4.50%, 02/01/2046	3,303,840	3,441,615
3.00%, 03/01/2046	1,137,991	1,113,535
4.00%, 03/01/2046	1,972,263	2,014,400
4.50%, 03/01/2046	2,379,390	2,478,632
3.50%, 04/01/2046	751,529	754,024
3.00%, 06/01/2046	445,755	435,975
3.50%, 06/01/2046	3,976,063	3,990,284
3.50%, 06/01/2046	991,832	994,970
3.50%, 06/01/2046	2,091,826	2,098,223
3.50%, 06/01/2046	3,054,744	3,084,554
3.50%, 07/01/2046	1,987,773	1,993,857
3.00%, 08/01/2046	141,327	138,909
3.50%, 08/01/2046	907,126	910,136
3.00%, 09/01/2046	164,003	160,188
3.50%, 09/01/2046	8,203,497	8,216,745
4.00%, 09/01/2046	2,814,731	2,877,543
4.00%, 09/01/2046	111,880	114,236
3.00%, 10/01/2046	5,601,078	5,470,532
3.00%, 11/01/2046	972,410	950,650
3.00%, 11/01/2046	729,730	712,496
3.00%, 11/01/2046	1,962,139	1,915,796
3.00%, 11/01/2046	2,332,183	2,279,995
3.00%, 11/01/2046	2,263,787	2,211,024
3.00%, 11/01/2046	1,286,602	1,256,954
3.00%, 11/01/2046	2,551,760	2,494,657
3.00%, 11/01/2046	5,949,529	5,810,863
3.00%, 12/01/2046	2,987,159	2,916,610
3.00%, 12/01/2046	1,565,897	1,528,915
3.00%, 12/01/2046	5,042,167	4,929,339
3.50%, 12/01/2046	4,801,790	4,813,513
3.50%, 12/01/2046	2,579,096	2,586,458
4.00%, 12/01/2046	6,782,600	6,919,845

3.00%, 01/01/2047	3,210,199	3,141,264
3.00%, 01/01/2047	4,292,765	4,191,381
3.50%, 01/01/2047	27,849,867	27,917,906
3.50%, 01/01/2047	1,221,086	1,224,319
3.50%, 01/01/2047	1,910,688	1,915,356
3.50%, 01/01/2047	5,292,223	5,307,874
3.00%, 02/01/2047	3,712,861	3,625,132
3.00%, 02/01/2047	6,697,095	6,538,854
3.50%, 02/01/2047	1,805,123	1,809,532
3.50%, 02/01/2047	1,390,097	1,393,493
4.00%, 02/01/2047	6,172,956	6,301,354
3.50%, 03/01/2047	263,516	264,159
4.00%, 03/01/2047	3,377,238	3,445,314
3.00%, 04/01/2047	2,493,756	2,437,928
3.50%, 04/01/2047	5,566,406	5,578,854
4.00%, 04/01/2047	3,813,975	3,890,759
4.00%, 05/01/2047	5,422,220	5,531,239
4.00%, 05/01/2047	4,034,799	4,128,972
3.50%, 06/01/2047	2,008,502	2,011,750
4.00%, 06/01/2047	6,156,282	6,279,906
4.00%, 06/01/2047	2,069,616	2,111,122
4.00%, 06/01/2047	6,169,520	6,293,092
4.00%, 07/01/2047	5,348,080	5,454,923
4.00%, 07/01/2047	1,620,545	1,653,045
3.00%, 08/01/2047	13,788,136	13,492,347
4.00%, 08/01/2047	3,506,773	3,576,922
4.00%, 08/01/2047	15,792,290	16,108,195
3.50%, 09/01/2047	10,826,349	10,832,777
3.50%, 09/01/2047	4,997,425	5,002,408
3.00%, 10/01/2047	4,836,715	4,722,417
3.00%, 11/01/2047	2,150,131	2,099,320
3.00%, 11/01/2047	7,299,398	7,133,457
3.50%, 11/01/2047	14,782,894	14,791,671
4.50%, 11/01/2047	3,847,921	4,029,117
3.50%, 12/01/2047	14,366,842	14,372,357
3.50%, 12/01/2047	5,567,751	5,581,076
3.00%, 01/01/2048	6,586,394	6,428,766
3.50%, 01/01/2048	4,127,035	4,141,391
3.50%, 01/01/2048	10,082,824	10,106,938
4.00%, 03/01/2048	1,872,018	1,909,306
3.50%, 04/01/2048	27,753,308	27,764,253
4.00%, 05/01/2048	4,028,230	4,108,470
4.50%, 05/01/2048	11,701,669	12,263,367
4.50%, 05/01/2048	2,340,866	2,440,331
4.50%, 05/01/2048	27,043,496	28,028,713
4.50%, 05/01/2048	22,032,338	22,841,573
4.00%, 06/01/2048	43,609,579	44,478,263
4.00%, 07/01/2048	5,699,895	5,813,437
5.00%, 07/01/2048	1,640,118	1,733,235
4.50%, 08/01/2048	8,209,023	8,505,570
4.50%, 08/01/2048	21,105,995	21,874,944
4.50%, 09/01/2048	1,874,876	1,943,170
3.50%, 08/01/2056	2,571,284	2,564,685
Fannie Mae REMICS
4.00%, 06/25/2044	2,105,245	2,162,829
3.50%, 01/25/2047	23,514,996	23,853,668
4.00%, 05/25/2047	10,136,532	10,445,305
3.50%, 06/25/2047	21,797,701	21,962,230
Fannie Mae-Aces
3.06%, 05/25/2027 (4)	7,700,000	7,542,039
3.38%, 07/25/2028 (4)	5,305,000	5,300,291

Flagstar Mortgage Trust 2017-2
4.14%, 10/25/2047 (1)(4)	1,333,266	1,346,280
Freddie Mac Gold Pool
3.50%, 01/15/2026 (5)	42,495,000	43,009,345
2.50%, 07/01/2030	1,469,029	1,436,225
3.00%, 03/01/2031	903,477	900,249
8.00%, 04/01/2032	217,716	252,834
3.00%, 12/01/2032	3,394,262	3,382,133
3.98%, 04/01/2034	9,396,580	9,564,170
3.00%, 02/01/2038	5,672,422	5,583,147
4.00%, 01/15/2041 (5)	595,000	606,560
4.50%, 01/15/2041 (5)	52,270,000	54,120,787
5.50%, 08/01/2041	7,683,629	8,336,505
5.00%, 11/01/2041	1,195,555	1,265,327
5.00%, 03/01/2042	431,938	460,956
4.50%, 07/01/2042	784,145	821,242
3.50%, 09/01/2042	490,669	493,530
3.50%, 11/01/2042	50,092	50,382
3.00%, 02/01/2043	863,184	848,420
3.00%, 02/01/2043	96,720	94,896
3.00%, 03/01/2043	18,407	18,061
3.00%, 03/01/2043	32,717	32,102
3.50%, 07/01/2043	436,068	438,596
3.50%, 10/01/2043	958,763	965,925
3.50%, 01/01/2044	1,149,344	1,158,165
4.50%, 05/01/2044	479,830	502,955
4.00%, 01/01/2045	2,276,736	2,340,062
4.50%, 06/01/2045	814,573	857,920
4.00%, 07/01/2045	732,476	748,231
3.50%, 10/01/2045	13,215,459	13,275,999
4.00%, 12/01/2045	4,788,359	4,916,675
4.50%, 02/01/2046	836,062	879,142
3.50%, 03/01/2046	1,205,127	1,210,647
3.00%, 04/01/2046	250,175	244,180
4.50%, 05/01/2046	903,785	950,357
3.00%, 06/01/2046	8,528,733	8,324,327
3.50%, 06/01/2046	8,922,915	8,926,055
4.50%, 06/01/2046	1,065,401	1,118,321
3.00%, 08/01/2046	10,231,247	9,986,036
3.50%, 08/01/2046	23,127,129	23,261,782
3.50%, 08/01/2046	13,783,291	13,786,718
3.00%, 09/01/2046	13,040,189	12,727,655
3.00%, 10/01/2046	6,766,887	6,604,707
3.00%, 11/01/2046	5,162,569	5,037,238
3.50%, 11/01/2046	3,025,765	3,035,179
3.00%, 12/01/2046	6,308,011	6,156,827
3.00%, 01/01/2047	12,193,907	11,891,037
3.00%, 02/01/2047	11,130,448	10,858,276
3.50%, 02/01/2047	1,578,507	1,581,707
4.50%, 02/01/2047	797,580	838,667
3.00%, 03/01/2047	6,575,752	6,417,056
3.50%, 04/01/2047	7,672,648	7,685,229
3.50%, 04/01/2047	17,709,370	17,774,073
3.00%, 08/01/2047	29,187,468	28,471,683
3.50%, 09/01/2047	26,788,959	26,801,752
3.50%, 10/01/2047	5,704,658	5,706,278
3.50%, 11/01/2047	3,958,604	3,958,960
3.50%, 11/01/2047	5,304,309	5,304,787
3.00%, 12/01/2047	7,429,894	7,244,832

3.50%, 12/01/2047	43,005,876	43,136,358
4.50%, 12/01/2047	5,990,175	6,207,023
3.00%, 01/01/2048	370,638	361,407
3.50%, 01/01/2048	25,290,426	25,414,245
3.50%, 01/01/2048	4,584,676	4,585,000
3.50%, 02/01/2048	4,338,604	4,338,410
3.50%, 03/01/2048	43,041,515	43,172,191
3.50%, 03/01/2048	41,062,466	41,142,572
3.50%, 03/01/2048	42,313,645	42,356,680
4.00%, 03/01/2048	11,519,846	11,819,088
4.00%, 06/01/2048	27,727,360	28,406,672
4.00%, 07/01/2048	13,995,465	14,357,897
4.00%, 07/01/2048	13,976,138	14,251,325
5.00%, 07/01/2048	3,461,561	3,624,251
4.00%, 08/01/2048	8,187,622	8,348,967
5.00%, 08/01/2048	2,135,078	2,236,935
5.00%, 09/01/2048	1,127,220	1,180,981
4.50%, 10/01/2048	20,263,751	20,990,409
5.00%, 10/01/2048	5,604,427	5,871,786
5.00%, 11/01/2048	8,892,266	9,317,343
Freddie Mac Multifamily Structured Pass Through Certificates
3.00%, 03/25/2025	19,838,760	19,770,364
3.11%, 06/25/2025	14,417,647	14,595,338
3.78%, 10/25/2028 (4)	12,000,000	12,396,180
3.75%, 04/25/2033	7,505,000	7,564,120
Freddie Mac Stacr Trust 2018-HQA2
3.26% (1 Month LIBOR USD + 0.75%), 10/26/2048 (1)(2)	3,610,000	3,601,415
Freddie Mac Structured Agency Credit Risk Debt Notes
4.71% (1 Month LIBOR USD + 2.20%), 02/26/2024 (2)	378,088	385,041
4.16% (1 Month LIBOR USD + 1.65%), 04/25/2024 (2)	1,119,885	1,128,206
4.71% (1 Month LIBOR USD + 2.20%), 03/25/2025 (2)	42,242	42,317
4.36% (1 Month LIBOR USD + 1.85%), 10/25/2027 (2)	764,241	773,664
5.36% (1 Month LIBOR USD + 2.85%), 04/25/2028 (2)	2,876,881	2,955,350
5.41% (1 Month LIBOR USD + 2.90%), 07/25/2028 (2)	236,504	240,617
4.51% (1 Month LIBOR USD + 2.00%), 12/26/2028 (2)	677,543	683,648
3.31% (1 Month LIBOR USD + 0.80%), 03/26/2029 (2)	70,934	70,946
3.71% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 07/25/2029 (2)	282,637	283,915
3.31% (1 Month LIBOR USD + 0.80%), 12/26/2029 (2)	274,189	274,004
5.16% (1 Month LIBOR USD + 2.65%), 12/26/2029 (2)	250,000	253,113
3.26% (1 Month LIBOR USD + 0.75%), 03/25/2030 (2)	1,431,486	1,427,134
2.96% (1 Month LIBOR USD + 0.45%), 07/25/2030 (2)	1,705,270	1,696,797
3.74%, 02/25/2048 (1)(4)	545,000	491,042
3.82%, 05/25/2048 (1)(4)	445,000	400,078
4.17%, 08/25/2048 (1)(4)	4,290,000	4,004,438
4.46%, 11/25/2048 (1)(4)	2,655,000	2,651,048
4.46%, 11/25/2048 (1)(4)	4,640,000	4,278,381
Freddie Mac Whole Loan Securities Trust
3.60%, 12/25/2046 (1)(4)	4,407,761	4,380,438
FREMF 2018-K731 Mortgage Trust
3.91%, 02/25/2025 (1)	1,515,000	1,503,764
GAHR Commercial Mortgage Trust 2015-NRF
3.38%, 12/15/2019 (1)(4)	1,250,000	1,233,946
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057 (1)(4)	2,707,649	2,667,851
Ginnie Mae I Pool
7.50%, 08/15/2033	341,555	384,968
5.00%, 09/15/2039	47,758	50,640
5.00%, 10/15/2039	356,797	378,263
5.00%, 12/15/2039	571,006	605,533
5.00%, 02/15/2040	77,649	83,109

5.00%, 02/15/2040	77,649	83,109
5.00%, 06/15/2040	221,588	234,919
4.50%, 05/15/2041	592,129	623,629
5.00%, 09/15/2041	167,557	175,455
3.00%, 10/15/2042	210,412	207,996
3.00%, 12/15/2042	35,478	35,070
3.50%, 12/15/2042	12,350	12,492
3.50%, 01/15/2043	16,577	16,768
3.00%, 05/15/2043	118,153	117,197
3.00%, 06/15/2043	10,436	10,352
3.00%, 06/15/2043	10,641	10,555
3.50%, 10/15/2043	71,268	72,136
5.00%, 07/15/2044	215,006	228,309
4.50%, 09/15/2045	215,401	224,900
Ginnie Mae II Pool
5.50%, 07/20/2036	113,426	121,130
5.50%, 01/20/2040	237,982	253,691
5.00%, 05/20/2040	223,060	237,319
5.00%, 06/20/2040	118,678	127,585
5.00%, 08/20/2040	90,846	95,908
5.00%, 09/20/2040	77,997	82,732
5.00%, 01/15/2041 (5)	8,325,000	8,660,770
4.00%, 01/15/2042 (5)	3,430,000	3,512,553
4.50%, 01/15/2042 (5)	8,030,000	8,309,241
3.00%, 07/20/2042	448,188	444,692
3.50%, 08/20/2042	21,709	21,970
3.50%, 09/20/2042	3,746,576	3,791,660
2.50%, 10/20/2042	640,872	620,542
2.50%, 12/20/2042	2,617,540	2,534,552
3.50%, 12/20/2042	9,039	9,148
3.50%, 01/15/2043 (5)	7,680,000	7,732,375
3.00%, 01/20/2043	684,190	678,854
3.50%, 02/20/2043	24,541	24,942
3.50%, 05/20/2043	11,662	11,802
3.50%, 09/20/2043	163,052	165,013
3.50%, 10/20/2044	554,237	559,621
3.50%, 10/20/2044	73,294	73,876
3.00%, 12/20/2044	740,957	733,736
3.50%, 12/20/2044	12,938	13,057
5.00%, 12/20/2044	335,823	356,765
3.50%, 03/20/2045	531,650	536,405
3.50%, 05/20/2045	17,824	17,946
5.50%, 06/20/2045	305,117	324,825
3.50%, 07/20/2045	706,962	713,286
4.50%, 07/20/2045	5,185,804	5,412,510
4.00%, 09/20/2045	2,886,831	2,969,848
3.50%, 10/20/2045	135,083	136,204
3.50%, 10/20/2045	98,623	99,444
4.50%, 12/20/2045	101,890	106,851
3.00%, 01/20/2046	956,234	944,488
3.50%, 01/20/2046	2,660,387	2,683,774
4.50%, 01/20/2046	862,227	904,170
3.50%, 02/20/2046	784,691	792,491
3.50%, 02/20/2046	1,690,413	1,703,753
3.50%, 03/20/2046	2,580,036	2,602,319
3.00%, 04/20/2046	721,367	711,279
3.50%, 04/20/2046	951,040	959,108
3.00%, 05/20/2046	98,841	97,566
3.00%, 05/20/2046	36,210	35,715
3.50%, 05/20/2046	13,524	13,629

3.50%, 05/20/2046	91,816	92,447
3.50%, 05/20/2046	22,849	23,028
4.00%, 05/20/2046	1,514,284	1,556,671
3.00%, 06/20/2046	205,249	202,316
3.00%, 06/20/2046	7,127,030	7,022,978
3.50%, 06/20/2046	107,370	108,107
3.50%, 06/20/2046	669,307	674,675
3.00%, 07/20/2046	98,473	97,203
3.00%, 07/20/2046	174,511	172,135
3.00%, 07/20/2046	259,726	256,183
3.00%, 07/20/2046	60,037	59,217
3.00%, 07/20/2046	184,463	181,935
3.00%, 07/20/2046	332,567	328,022
3.00%, 08/20/2046	15,268,693	15,045,735
3.00%, 08/20/2046	83,586	82,395
3.00%, 08/20/2046	129,720	127,951
3.00%, 08/20/2046	140,228	138,425
2.50%, 09/20/2046	4,969,547	4,761,143
3.00%, 09/20/2046	73,933	72,883
3.00%, 09/20/2046	82,975	81,843
3.00%, 09/20/2046	17,618,790	17,369,597
3.50%, 09/20/2046	1,703,578	1,716,455
2.50%, 10/20/2046	300,567	287,956
3.00%, 10/20/2046	3,254,107	3,205,584
3.00%, 11/20/2046	1,140,875	1,123,686
3.00%, 12/20/2046	8,070,997	7,948,143
3.50%, 12/20/2046	6,313,963	6,359,968
3.00%, 01/20/2047	2,076,314	2,044,609
3.50%, 01/20/2047	8,536,040	8,598,235
3.00%, 03/20/2047	1,961,340	1,932,482
3.50%, 03/20/2047	677,170	682,104
4.00%, 03/20/2047	4,266,881	4,380,856
3.00%, 04/20/2047	3,806,758	3,748,198
3.50%, 04/20/2047	4,351,369	4,383,074
4.00%, 04/20/2047	9,113,320	9,347,133
3.50%, 05/20/2047	581,213	585,448
4.00%, 05/20/2047	7,157,763	7,335,034
4.50%, 05/20/2047	10,937,249	11,374,694
3.50%, 06/20/2047	3,501,985	3,527,501
4.50%, 06/20/2047	14,940,380	15,469,889
5.00%, 06/20/2047	7,483,049	7,808,529
3.00%, 07/20/2047	1,397,873	1,376,168
4.00%, 07/20/2047	1,749,802	1,793,633
4.50%, 07/20/2047	1,751,479	1,813,554
5.00%, 07/20/2047	1,088,519	1,133,418
3.50%, 08/20/2047	8,973,647	9,039,031
4.00%, 08/20/2047	1,475,115	1,511,648
4.50%, 08/20/2047	4,879,688	5,052,631
5.00%, 08/20/2047	720,247	749,955
3.00%, 09/20/2047	24,581,178	24,195,547
3.50%, 09/20/2047	8,308,882	8,369,422
4.50%, 09/20/2047	9,405,442	9,738,785
5.00%, 09/20/2047	7,585,236	7,898,110
3.50%, 10/20/2047	1,906,454	1,920,345
5.00%, 10/20/2047	724,378	754,257
5.50%, 10/20/2047	1,255,666	1,315,092
3.00%, 11/20/2047	8,383,300	8,250,974
4.00%, 11/20/2047	5,434,932	5,569,535
4.50%, 11/20/2047	1,818,528	1,882,979
5.00%, 11/20/2047	1,442,708	1,502,217

4.00%, 12/20/2047	5,319,004	5,450,736
5.00%, 12/20/2047	2,928,523	3,049,318
3.00%, 01/20/2048	10,321,931	10,158,499
3.50%, 01/20/2048	33,363,734	33,606,831
4.00%, 01/20/2048	1,054,953	1,080,772
4.50%, 01/20/2048	653,779	676,949
5.00%, 01/20/2048	3,973,702	4,137,608
3.00%, 02/20/2048	2,204,257	2,169,345
3.50%, 02/20/2048	7,414,521	7,457,721
3.50%, 02/20/2048	3,778,550	3,799,232
5.00%, 02/20/2048	3,857,270	4,018,483
3.00%, 05/20/2048	7,608,007	7,487,609
5.50%, 05/20/2048	6,997,763	7,328,942
5.00%, 06/20/2048	2,633,892	2,783,618
5.00%, 07/20/2048	1,550,045	1,629,496
4.00%, 08/20/2048	10,103,053	10,353,267
4.50%, 08/20/2048	19,423,324	20,113,318
5.00%, 08/20/2048	12,584,054	13,114,664
5.00%, 09/20/2048	6,798,673	7,091,855
5.00%, 09/20/2048	1,105,959	1,173,628
4.00%, 10/20/2048	726,824	744,825
5.00%, 10/20/2048	1,882,888	1,963,934
4.00%, 11/20/2048	8,267,539	8,472,295
5.00%, 12/20/2048	2,525,000	2,635,335
Gosforth Funding 2018-1 Plc
3.14% (3 Month LIBOR USD + 0.45%), 08/24/2060 (1)(2)	2,658,573	2,649,555
Government National Mortgage Association
3.50%, 03/20/2039 IO	920,283	62,993
3.50%, 05/20/2043 IO	294,527	62,491
3.00%, 11/20/2047	1,478,405	1,470,306
3.00%, 12/20/2047	1,054,200	1,053,460
3.50%, 08/20/2048	9,884,999	10,017,560
3.50%, 09/20/2048	5,811,506	5,886,524
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064 (1)	2,674,957	2,655,986
Great Wolf Trust 2017-WOLF
3.46% (1 Month LIBOR USD + 0.85%, 1.00% Floor), 09/15/2034 (1)(2)	3,170,000	3,114,743
3.66% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 09/15/2034 (1)(2)	1,625,000	1,602,028
GS Mortgage Securities Corp. Trust 2018-FBLU
3.41% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 11/15/2035 (1)(2)	3,540,000	3,525,079
GS Mortgage Securities Trust 2011-GC3
5.64%, 03/11/2044 (1)(4)	340,000	345,156
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044 (1)(4)	220,000	212,144
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046 (4)	7,561,000	7,996,935
GS Mortgage Securities Trust 2014-GC18
4.38%, 01/11/2047	905,000	926,061
GS Mortgage Securities Trust 2014-GC26
3.63%, 11/10/2047	930,000	943,895
GS Mortgage Securities Trust 2014-GSFL
5.73% (1 Month LIBOR USD + 5.95%, 5.95% Floor), 07/15/2031 (1)(2)	800,000	799,213
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/13/2048	540,000	538,566
3.91%, 10/13/2048	170,000	171,322
HarborView Mortgage Loan Trust 2005-9
2.92% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2035 (2)	9,245,727	9,252,900
HarborView Mortgage Loan Trust 2006-10
2.67% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036 (2)	11,934,466	10,587,013

HarborView Mortgage Loan Trust 2006-7
2.50% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 09/19/2036 (2)	5,550,102	4,940,729
HarborView Mortgage Loan Trust 2007-6
2.67% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037 (2)	10,735,934	9,688,934
Hilton Orlando Trust 2018-ORL
3.23% (1 Month LIBOR USD + 0.77%), 12/15/2034 (1)(2)	2,085,000	2,068,964
3.51% (1 Month LIBOR USD + 1.05%), 12/15/2034 (1)(2)	350,000	346,571
Holmes Master Issuer Plc
2.80% (3 Month LIBOR USD + 0.36%), 10/15/2054 (1)(2)	6,010,000	5,986,147
2.86% (3 Month LIBOR USD + 0.42%), 10/15/2054 (1)(2)	6,275,000	6,249,197
Homeward Opportunities Fund I Trust 2018-1
3.77%, 06/25/2048 (1)(4)	7,916,483	7,906,042
4.00%, 06/25/2048 (1)(4)	6,909,813	6,939,042
Hospitality Mortgage Trust
3.24% (1 Month LIBOR USD + 0.85%), 05/08/2030 (1)(2)	510,000	502,486
3.57% (1 Month LIBOR USD + 1.18%), 05/10/2030 (1)(2)	405,000	397,438
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/07/2034 (1)	3,540,000	3,510,554
Impac CMB Trust Series 2004-7
3.15% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034 (2)	7,506,538	7,425,045
Independence Plaza Trust 2018-INDP
3.76%, 07/12/2035 (1)	3,265,000	3,290,797
3.91%, 07/12/2035 (1)	2,780,000	2,800,190
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.94%, 08/25/2036 (4)	13,133,308	12,103,206
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.82%, 08/25/2037 (4)	5,792,022	4,980,734
InTown Hotel Portfolio Trust 2018-STAY
3.51% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 01/18/2033 (1)(2)	430,000	426,480
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC13
5.59%, 01/12/2043 (4)	2,018,226	2,015,864
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
4.17%, 08/15/2046	7,749,314	7,903,890
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
3.09%, 07/08/2032 (1)	2,510,064	2,500,052
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
2.87%, 07/17/2047	1,773,652	1,768,635
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.62%, 09/05/2032 (1)(4)	590,000	577,768
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/17/2049	1,993,000	1,870,399
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049 (4)	565,000	533,895
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 09/09/2038 (1)(4)	3,597,500	3,418,681
2.85%, 09/09/2038 (1)(4)	910,000	837,255
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
4.01%, 10/05/2031 (1)(4)	602,000	589,809
3.55%, 10/07/2031 (1)	394,000	387,332
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/08/2033 (1)	965,000	1,001,662
JP Morgan Resecuritization Trust Series 2014-6
2.53% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 07/27/2046 (1)(2)	1,277,919	1,270,495
JP Morgan Seasoned Mortgage Trust 2010-1
3.47%, 03/25/2050 (1)(4)	14,489,157	13,524,651
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/17/2047	1,945,000	1,977,228
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/18/2047	2,376,345	2,366,859
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/19/2048	1,200,000	1,180,719

JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048	2,780,000	2,832,401
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/17/2048	5,065,000	5,154,860
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/17/2050 (4)	4,990,000	4,939,344
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/17/2049	4,040,000	3,870,911
JPMDB Commercial Mortgage Securities Trust 2017-C5
4.51%, 03/17/2050 (4)	2,365,000	2,306,399
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.75%, 06/16/2051 (4)	1,474,000	1,447,697
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
4.03%, 04/25/2029 (4)	946,647	931,720
MetLife Securitization Trust 2018-1
3.75%, 03/25/2057 (1)(4)	19,521,192	19,691,473
Monarch Beach Resort Trust 2018-MBR MZ
3.38% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 07/16/2035 (1)(2)	8,985,000	8,946,212
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
3.46%, 05/17/2046	3,750,000	3,741,821
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	141,358	141,143
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/16/2047	974,000	987,977
4.46%, 08/16/2047 (4)	1,655,000	1,680,884
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
4.00%, 08/15/2031	310,000	313,466
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.31%, 04/17/2048	965,000	953,615
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 08/16/2047 (4)	190,000	192,860
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
4.59%, 01/15/2049 (4)	2,033,000	2,036,352
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/17/2049	3,220,000	3,057,427
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.19%, 11/18/2052 (4)	845,000	804,811
Morgan Stanley Capital I Trust 2011-C2
5.48%, 06/15/2044 (1)(4)	1,415,000	1,357,081
Morgan Stanley Capital I Trust 2014-MP
3.47%, 08/11/2033 (1)	10,000,000	10,117,310
Morgan Stanley Capital I Trust 2017-H1
4.28%, 06/17/2050 (4)	2,805,000	2,701,036
Morgan Stanley Capital I Trust 2017-JWDR
3.31% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 11/15/2034 (1)(2)	4,090,000	4,043,858
3.66% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/15/2034 (1)(2)	2,830,000	2,801,306
Morgan Stanley Resecuritization Trust 2013-R10
4.00%, 01/26/2051 (1)(4)	287,525	286,140
Motel 6 Trust 2017-MTL6
3.38% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 08/15/2034 (1)(2)	8,325,012	8,184,370
3.65% (1 Month LIBOR USD + 1.19%, 1.19% Floor), 08/15/2034 (1)(2)	7,368,114	7,237,055
4.61% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034 (1)(2)	765,518	754,099
MSCG Trust 2018-SELF
3.36% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037 (1)(2)	4,110,000	4,058,601
Nomura Resecuritization Trust 2015-7R
3.67%, 08/26/2036 (1)(4)	877,054	869,325
OBX 2018-EXP1 Trust
4.00%, 04/25/2048 (1)(4)	2,399,339	2,393,004
3.36% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/27/2048 (1)(2)	3,881,299	3,865,162

One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032 (1)		1,980,000	1,988,262
Palisades Center Trust 2016-PLSD
2.71%, 04/14/2033 (1)		640,000	629,046
Queens Center Mortgage Trust 2013-QC		3,915,000	3,855,323
3.28%, 01/13/2037 (1)
RALI Series 2006-QS9 Trust		5,776,200	5,157,400
6.00%, 07/25/2036
RBS Commercial Funding, Inc. 2013-GSP Trust		1,565,000	1,605,313
3.83%, 01/13/2032 (1)(4)
RESIMAC Bastille Trust Series 2018-1NC		4,944,000	4,945,083
3.23% (1 Month LIBOR USD + 0.85%), 12/05/2059 (1)(2)
Resource Capital Corp. 2017-CRE5 Ltd.
3.26% (1 Month LIBOR USD + 0.80%), 07/15/2034 (1)(2)		4,227,662	4,229,000
4.46% (1 Month LIBOR USD + 2.00%), 07/15/2034 (1)(2)		3,224,282	3,206,394
RETL 2018-RVP
4.21% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 03/15/2033 (1)(2)		5,437,500	5,428,232
Rosslyn Portfolio Trust 2017-ROSS
3.41% (1 Month LIBOR USD + 0.95%, 1.94% Floor), 06/15/2033 (1)(2)		15,800,000	15,734,171
Seasoned Credit Risk Transfer Trust
3.00%, 09/25/2055 (1)(4)		375,000	361,132
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056 (1)(4)		910,000	869,449
Sequoia Mortgage Trust 2003-2
3.13% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.50% Cap), 06/20/2033 (2)		764,515	764,382
Sequoia Mortgage Trust 2004-9
3.29% (6 Month LIBOR USD + 0.72%, 0.36% Floor, 11.50% Cap), 10/20/2034 (2)		1,547,839	1,529,222
Sequoia Mortgage Trust 2013-4
3.49%, 04/25/2043 (4)		2,812,632	2,773,904
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047 (1)(4)		1,486,470	1,501,805
4.00%, 12/25/2047 (1)(4)		2,297,804	2,290,450
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048 (1)(4)		727,319	725,318
4.00%, 03/25/2048 (1)(4)		2,390,957	2,412,700
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048 (1)(4)		2,240,284	2,244,653
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048 (1)(4)		13,198,702	13,236,494
4.50%, 08/25/2048 (1)(4)		3,728,148	3,787,521
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048 (1)(4)		3,408,541	3,454,973
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/08/2043 (1)(4)		1,375,000	1,273,128
SLIDE 2018-FUN
4.76% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 06/16/2031 (1)(2)		5,284,295	5,226,219
Southern Pacific Securities 06-1 Plc
1.21% (3 Month LIBOR GBP + 0.30%), 03/10/2044 (2)	GBP	2,612,066	3,291,647
STACR Trust 2018-DNA2
3.31% (1 Month LIBOR USD + 0.80%), 12/26/2030 (1)(2)		$5,600,000	5,593,520
4.66% (1 Month LIBOR USD + 2.15%), 12/26/2030 (1)(2)		2,760,000	2,679,422
STACR Trust 2018-HRP2
3.36% (1 Month LIBOR USD + 0.85%), 02/25/2047 (1)(2)		1,980,000	1,977,217
3.76% (1 Month LIBOR USD + 1.25%), 02/25/2047 (1)(2)		3,985,000	3,986,225
Starwood Mortgage Residential Trust 2018-IMC2
4.12%, 10/26/2048 (1)(4)		7,274,665	7,332,942
Starwood Retail Property Trust 2014-STAR
4.96% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 11/15/2027 (1)(2)		2,206,000	2,115,207
Structured Adjustable Rate Mortgage Loan Trust
4.11%, 02/25/2035 (4)		8,240,032	8,168,490

Structured Asset Mortgage Investments II Trust 2007-AR3
2.70% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047 (2)	14,391,913	13,726,117
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 04/25/2023 (1)(4)	7,723,511	7,669,331
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/17/2051 (4)	1,718,000	1,749,732
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/11/2063 (1)(4)	1,135,000	1,060,977
4.89%, 05/11/2063 (1)(4)	2,750,000	2,319,923
Verus Securitization Trust 2018-1
2.93%, 01/25/2058 (1)(4)	832,658	824,284
Verus Securitization Trust 2018-2
3.68%, 07/25/2058 (1)(4)	2,564,137	2,559,625
3.78%, 07/25/2058 (1)(4)	1,366,672	1,366,415
Verus Securitization Trust 2018-3
4.11%, 10/25/2058 (1)(4)	6,956,234	6,911,559
4.18%, 10/25/2058 (1)(4)	5,157,634	5,124,509
Verus Securitization Trust 2018-INV1
3.63%, 03/25/2058 (1)(4)	1,116,765	1,115,258
Verus Securitization Trust 2018-INV2
4.15%, 10/25/2058 (1)(4)	5,120,000	5,118,152
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (1)	2,755,000	2,729,809
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/18/2048 (4)	8,817,860	8,906,039
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.86%, 06/15/2049 (4)	4,582,927	4,624,265
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.77%, 02/15/2051 (4)	6,368,781	6,289,108
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
6.14%, 05/15/2046 (4)	204,307	205,516
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
2.83% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 08/25/2045 (2)	3,897,703	3,868,491
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
2.80% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 10.50% Cap), 10/25/2045 (2)	2,434,670	2,407,990
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
2.77% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap), 11/25/2045 (2)	7,241,427	7,166,990
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
2.84% (1 Month LIBOR USD + 0.33%, 0.33% Floor, 10.50% Cap), 01/25/2045 (2)	6,344,394	6,329,982
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.60%, 05/25/2036 (4)	12,456,060	11,963,019
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
2.91% (12 Month US Treasury Average + 0.75%, 0.75% Floor), 06/25/2047 (2)	15,763,392	15,015,978
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037	12,557,736	12,275,610
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/17/2058	1,280,000	1,289,495
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/17/2059	1,225,000	1,194,693
4.51%, 03/17/2059 (4)	4,317,000	4,378,287
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/17/2049	1,135,000	1,095,582
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/17/2048	3,155,000	3,043,802
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/18/2049	7,433,705	7,088,826
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050	1,695,000	1,662,767
3.67%, 07/15/2050 (4)	1,315,000	1,293,314
Wells Fargo Commercial Mortgage Trust 2017-HSDB
3.28% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/15/2031 (1)(2)	8,100,000	8,061,638

3.53% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/15/2031 (1)(2)	6,700,000	6,653,141
4.28% (1 Month LIBOR USD + 1.84%, 1.84% Floor), 12/15/2031 (1)(2)	100,000	98,575
Wells Fargo Mortgage Backed Securities 2005-AR2 Trust
3.99%, 03/25/2035 (4)	1,137,935	1,157,100
WFRBS Commercial Mortgage Trust 2011-C2
5.65%, 02/18/2044 (1)(4)	2,130,000	2,146,095
WFRBS Commercial Mortgage Trust 2011-C5
5.67%, 11/18/2044 (1)(4)	115,000	117,708
WFRBS Commercial Mortgage Trust 2012-C7
4.82%, 06/16/2045 (1)(4)	690,000	574,276
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047 (4)	329,000	339,877
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/17/2057 (4)	4,250,000	4,353,987
Worldwide Plaza Trust 2017-WWP
3.53%, 11/12/2036 (1)	1,740,000	1,715,646
3.60%, 11/12/2036 (1)(4)	320,000	305,722

Total Mortgage-Backed Obligations (Cost $3,372,747,634)		$3,354,045,206

Total Bonds & Notes (Cost $15,027,816,458)		$14,905,223,436

BANK LOANS - 2.29%
1011778 BC ULC
4.59% (LIBOR USD), 02/16/2024 (2)	398,815	379,205
ABG Intermediate Holdings 2 LLC
5.85% (1 Month LIBOR + 3.50%), 09/26/2024 (2)	2,404,291	2,284,076
Advanz Pharma Corp.
7.89% (1 Month LIBOR + 5.50%), 09/06/2024 (2)	1,900,000	1,807,641
Agiliti Health, Inc.
3.00% (LIBOR USD), 10/18/2025 (2)	995,000	960,175
AI Alpine U.S. Bidco, Inc.
5.81% (3 Month LIBOR + 3.25%), 11/30/2025 (2)	1,445,000	1,379,975
Alliant Holdings Intermediate LLC
5.21% (1 Month LIBOR + 2.75%), 04/27/2025 (2)	5,532,200	5,217,197
Altice Financing SA
5.22% (1 Month LIBOR + 2.75%), 07/15/2025 (2)	2,413,790	2,277,579
Altice France SA/France
6.46% (1 Month LIBOR + 4.00%), 07/13/2026 (2)	1,400,000	1,319,500
Altra Industrial Motion Corp.
4.34% (1 Month LIBOR + 2.00%), 10/01/2025 (2)	738,806	700,019
American Axle & Manufacturing, Inc.
4.75% (1 Month LIBOR + 2.25%), 04/08/2024 (2)	2,198,180	2,074,533
Amneal Pharmaceuticals LLC
5.88% (1 Month LIBOR + 3.50%), 05/05/2025 (2)	2,541,933	2,404,237
Ancestry.com Operations, Inc.
5.60% (1 Month LIBOR + 3.25%), 10/19/2023 (2)	5,467,778	5,214,893
Aramark Services, Inc.
4.09% (1 Month LIBOR + 1.75%), 03/28/2024 (2)	2,219,465	2,146,644
4.09% (1 Month LIBOR + 1.75%), 03/11/2025 (2)	186,533	180,782
Argon Medical Devices, Inc.
6.09% (1 Month LIBOR + 3.75%), 10/28/2024 (2)	3,191,646	3,141,122
Asurion LLC
5.34% (1 Month LIBOR + 3.00%), 08/04/2022 (2)	3,541,462	3,394,740
5.34% (1 Month LIBOR + 3.00%), 11/03/2023 (2)	444,578	425,128
5.34% (1 Month LIBOR + 3.00%), 11/30/2024 (2)	3,283,500	3,134,724
8.84% (1 Month LIBOR + 6.50%), 07/14/2025 (2)	2,485,000	2,452,397
Auris Luxembourg III Sarl
6.09% (LIBOR USD), 07/25/2025 (2)	4,230,000	4,105,765
Avantor, Inc.
6.57% (3 Month LIBOR + 3.75%), 09/16/2024 (2)	197,976	191,378

Avolon TLB Borrower 1 U.S. LLC
4.47% (1 Month LIBOR + 2.00%), 01/15/2025 (2)	4,601,385	4,413,511
Axalta Coating Systems U.S. Holdings, Inc.
4.14% (3 Month LIBOR + 1.75%), 06/21/2024 (2)	79,600	74,824
Beacon Roofing Supply, Inc.
4.68% (1 Month LIBOR + 2.25%), 10/11/2024 (2)	119,400	113,311
Brand Energy & Infrastructure Services, Inc.
6.73% (3 Month LIBOR + 4.25%), 07/30/2024 (2)	3,906,725	3,701,075
Brightview Landscapes LLC
4.94% (1 Month LIBOR + 2.50%), 09/30/2025 (2)	736,300	701,326
Brookfield WEC Holdings, Inc.
6.09% (1 Month LIBOR + 3.75%), 07/31/2025 (2)	2,275,000	2,199,038
BWAY Holding Co.
5.66% (3 Month LIBOR + 3.25%), 04/03/2024 (2)	5,507,045	5,167,426
Caesars Resort Collection LLC
5.09% (1 Month LIBOR + 2.75%), 12/23/2024 (2)	5,109,318	4,897,639
CenturyLink, Inc.
5.09% (1 Month LIBOR + 2.75%), 01/31/2025 (2)	762,574	709,956
CEOC LLC
4.34% (1 Month LIBOR + 2.00%), 09/30/2024 (2)	616,637	584,263
Change Healthcare Holdings LLC
5.09% (1 Month LIBOR + 2.75%), 03/01/2024 (2)	6,578,037	6,224,467
Charter Communications Operating LLC
4.35% (1 Month LIBOR + 2.00%), 04/30/2025 (2)	7,085,554	6,776,482
CHI Doors Holdings Corp.
5.59% (1 Month LIBOR + 3.25%), 07/29/2022 (2)	2,378,292	2,295,051
CHS/Community Health Systems, Inc.
5.96% (3 Month LIBOR + 3.25%), 01/27/2021 (2)	5,140,901	4,931,615
Churchill Downs, Inc.
4.35% (LIBOR USD), 12/31/2024 (2)	497,487	478,210
Clean Harbors, Inc.
4.09% (LIBOR USD), 06/28/2024 (2)	497,475	480,685
Columbus McKinnon Corp./NY
4.89% (3 Month LIBOR + 2.50%), 01/31/2024 (2)	160,903	156,679
CommScope, Inc.
4.35% (1 Month LIBOR + 2.00%), 12/29/2022 (2)	1,952,083	1,844,718
Core & Main Gp, LLC
5.72% (3 Month LIBOR + 3.00%), 08/01/2024 (2)	99,000	95,453
Crown Americas LLC
4.48% (1 Month LIBOR + 2.00%), 04/03/2025 (2)	38,571	38,318
CSC Holdings LLC
4.71% (1 Month LIBOR + 2.25%), 07/17/2025 (2)	3,990,994	3,777,476
4.75% (3 Month LIBOR + 2.25%), 01/15/2026 (2)	7,425,000	7,016,625
4.96% (1 Month LIBOR + 2.50%), 01/26/2026 (2)	298,500	285,688
Dell International LLC
4.10% (LIBOR USD), 09/07/2021 (2)	3,050,000	2,957,859
4.35% (1 Month LIBOR + 2.00%), 09/07/2023 (2)	99,000	94,958
Delos Finance Sarl
4.14% (LIBOR USD), 10/06/2023 (2)	700,000	679,350
Diamond Resorts International, Inc.
6.09% (1 Month LIBOR + 3.75%), 09/01/2023 (2)	1,586,516	1,472,493
Dubai World Corp.
2.00% (Fixed), 09/30/2022	7,194,308	6,678,692
Duff & Phelps LLC
5.59% (1 Month LIBOR + 3.25%), 02/13/2025 (2)	3,615,934	3,413,297
Edelman Financial Center LLC
5.69% (3 Month LIBOR + 3.25%), 07/21/2025 (2)	905,000	869,443
Encapsys LLC
5.59% (1 Month LIBOR + 3.25%), 11/30/2024 (2)	560,763	544,405
Energizer Holdings, Inc.
12.30% (LIBOR USD), 05/18/2019 (2)	600,000	595,500

4.58% (LIBOR USD), 06/20/2025 (2)		2,025,000	1,951,594
Energy Transfer LP
4.34%, 02/02/2024		1,750,000	1,703,117
Envision Healthcare Corp.
6.09% (1 Month LIBOR + 3.75%), 10/10/2025 (2)		3,350,000	3,114,294
ExamWorks Group, Inc.
5.59% (1 Month LIBOR + 3.25%), 07/27/2023 (2)		1,323,448	1,284,738
Filtration Group Corp.
5.34% (1 Month LIBOR + 3.00%), 03/31/2025		3,927,427	3,776,889
First Data Corp.
4.50% (1 Month LIBOR + 2.00%), 07/08/2022 (2)		1,683,189	1,613,757
4.50% (1 Month LIBOR + 2.00%), 04/26/2024 (2)		3,570,000	3,402,210
Forest City Enterprises LP
6.40% (1 Month LIBOR + 4.00%), 12/08/2025 (2)		800,000	778,664
Formula One Management Ltd.
4.84% (1 Month LIBOR + 2.50%), 02/01/2024 (2)		5,595,000	5,277,931
Gentiva Health Services, Inc.
6.13% (LIBOR USD), 07/02/2025 (2)		319,200	308,826
Genworth Holdings, Inc.
6.96% (1 Month LIBOR + 4.50%), 02/28/2023 (2)		49,750	48,755
GGP Nimbus LP
4.85% (1 Month LIBOR + 2.50%), 05/04/2025 (2)		2,350,000	2,209,728
Global Business Travel Holdings Ltd.
5.11% (3 Month LIBOR + 2.50%), 07/21/2025 (2)		892,763	883,835
Go Daddy Operating Co. LLC
4.59% (1 Month LIBOR + 2.25%), 02/15/2024 (2)		2,029,375	1,933,994
Gray Television, Inc.
4.90% (LIBOR USD), 11/03/2025 (2)		600,000	578,574
HB Fuller Co.
4.47% (1 Month LIBOR + 2.00%), 10/21/2024 (2)		3,104,187	2,913,279
HCA, Inc.
4.34% (1 Month LIBOR + 2.00%), 03/13/2025 (2)		3,244,342	3,171,344
Hilton Worldwide Finance LLC
4.26% (1 Month LIBOR + 1.75%), 10/25/2023 (2)		7,631,741	7,345,550
HUB International Ltd.
5.24% (3 Month LIBOR + 2.75%), 04/18/2025 (2)		2,109,400	1,987,456
Hyland Software, Inc.
5.84% (1 Month LIBOR + 3.50%), 07/01/2024 (2)		3,395,387	3,283,339
iHeartCommunications, Inc.
9.84% (1 Month LIBOR + 7.50%), 07/30/2019 (2)(12)		2,940,000	1,964,537
9.09% (1 Month LIBOR + 6.75%), 08/31/2019 (2)(12)		28,309,000	18,912,111
Intelsat Jackson Holdings SA
6.26% (1 Month LIBOR + 3.75%), 11/30/2023 (2)		250,000	241,517
7.01% (1 Month LIBOR + 4.50%), 01/15/2024 (2)		1,565,000	1,550,915
IQVIA, Inc.
4.39% (LIBOR USD), 01/17/2025 (2)		746,222	722,589
IRB Holding Corp.
5.68% (1 Month LIBOR + 3.25%), 02/05/2025 (2)		99,500	94,674
Jaguar Holding Co. II
4.84% (1 Month LIBOR + 2.50%), 08/18/2022 (2)		4,755,361	4,505,704
KFC Holding Co.
4.22% (1 Month LIBOR + 1.75%), 04/03/2025 (2)		7,306,851	7,119,649
Kloeckner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%), 07/31/2022 (2)	EUR	100,000	97,770
Kronos, Inc./MA
5.54% (3 Month LIBOR + 3.00%), 11/01/2023 (2)		$6,552,034	6,213,491
Las Vegas Sands LLC
4.09% (1 Month LIBOR + 1.75%), 03/27/2025 (2)		2,438,375	2,322,894
Level 3 Financing, Inc.
4.75% (1 Month LIBOR + 2.25%), 02/22/2024 (2)		14,305,000	13,553,987

MacDonald Dettwiler & Associates Ltd.
5.15% (3 Month LIBOR + 2.75%), 07/05/2024 (2)		1,784,850	1,637,600
Marriott Ownership Resorts, Inc.
4.59% (1 Month LIBOR + 2.25%), 08/29/2025 (2)		300,000	292,500
McDermott Technology Americas, Inc.
7.34% (1 Month LIBOR + 5.00%), 05/12/2025 (2)		3,667,086	3,413,434
MedPlast Holdings, Inc.
6.15% (3 Month LIBOR + 3.75%), 06/26/2025 (2)		1,700,738	1,673,101
Meredith Corp.
5.09% (1 Month LIBOR + 2.75%), 01/31/2025 (2)		77,528	75,138
Messer Industries USA, Inc.
4.82% (LIBOR USD), 10/01/2025 (2)		780,000	738,403
Micro Holdings Corp.
6.25% (1 Month LIBOR + 3.75%), 12/31/2024 (2)		1,491,900	1,411,710
Mission Broadcasting, Inc.
4.76% (1 Month LIBOR + 2.25%), 01/17/2024 (2)		302,100	285,333
MPH Acquisition Holdings LLC
5.14% (3 Month LIBOR + 2.75%), 06/07/2023 (2)		7,061,919	6,673,514
Multi-Color Corp.
4.34% (1 Month LIBOR + 2.00%), 09/20/2024 (2)		46,648	44,228
Nature’s Bounty Co.
5.84% (1 Month LIBOR + 3.50%), 08/15/2024 (2)		99,000	88,605
NCI Building Systems, Inc.
6.18% (3 Month LIBOR + 3.75%), 04/12/2025 (2)		1,228,500	1,117,935
Neiman Marcus Group LLC Ltd.
5.63% (1 Month LIBOR + 3.25%), 10/23/2020 (2)		7,639,586	6,433,983
Nexstar Broadcasting, Inc.
4.76% (1 Month LIBOR + 2.25%), 01/17/2024 (2)		1,743,086	1,646,345
PAREXEL International
5.09% (1 Month LIBOR + 2.75%), 09/27/2024 (2)		1,111,188	1,001,458
Penn National Gaming, Inc.
4.71% (LIBOR USD), 10/15/2025 (2)		500,000	481,565
PetSmart, Inc.
5.38% (1 Month LIBOR + 3.00%), 03/10/2022 (2)		775,979	611,084
PharMerica Corp.
5.96% (1 Month LIBOR + 3.50%), 09/26/2024 (2)		3,654,154	3,477,548
PODS LLC
5.18% (LIBOR USD), 12/06/2024 (2)		761,147	727,528
Post Holdings, Inc.
4.51% (1 Month LIBOR + 2.00%), 05/24/2024 (2)		2,764,109	2,658,161
PQ Corp.
5.03% (3 Month LIBOR + 2.50%), 02/08/2025 (2)		4,049,635	3,826,905
Prime Security Services Borrower LLC
5.09% (1 Month LIBOR + 2.75%), 05/02/2022		2,223,783	2,114,817
Qatar National Bank SAQ TL
3.23%, 12/22/2020		2,650,000	2,623,500
Refinitiv U.S. Holdings, Inc.
4.00% (6 Month EURIBOR + 4.00%), 10/01/2025 (2)	EUR	6,000,000	6,735,297
6.09% (1 Month LIBOR + 3.75%), 10/01/2025 (2)	$	5,950,000	5,652,500
Resideo Funding, Inc.
4.49% (3 Month LIBOR + 2.00%), 11/30/2025 (2)		785,000	757,525
Reynolds Group Holdings, Inc.
5.09% (1 Month LIBOR + 2.75%), 02/05/2023 (2)		1,895,819	1,801,028
Sabre GLBL, Inc.
4.34% (1 Month LIBOR + 2.00%), 02/22/2024 (2)		1,621,809	1,566,392
SBA Senior Finance II LLC
4.35% (1 Month LIBOR + 2.00%), 04/30/2025 (2)		1,592,250	1,523,337
Scientific Games International, Inc.
5.22% (2 Month LIBOR + 2.75%), 08/14/2024 (2)		2,151,404	2,013,865

Sequa Mezzanine Holdings LLC
7.41% (3 Month LIBOR + 5.00%), 11/26/2021 (2)		8,785,537	8,357,242
11.52% (3 Month LIBOR + 9.00%), 04/28/2022 (2)		660,000	623,700
Sigma Bidco BV
3.50% (3 Month EURIBOR + 3.50%), 03/07/2025 (2)	EUR	1,000,000	1,110,668
Sprint Communications, Inc.
4.88% (LIBOR USD), 02/02/2024 (2)	$	744,318	706,484
5.38% (LIBOR USD), 02/02/2024 (2)		375,000	361,875
SS&C European Holdings Sarl
4.59% (1 Month LIBOR + 2.25%), 02/28/2025 (2)		966,972	910,337
SS&C Technologies, Inc.
4.59% (1 Month LIBOR + 2.25%), 02/28/2025 (2)		2,521,126	2,373,463
4.59% (1 Month LIBOR + 2.25%), 04/16/2025 (2)		1,311,693	1,235,458
StandardAero Aviation Holdings, Inc.
6.09% (1 Month LIBOR + 3.75%), 06/24/2022 (2)		4,708,600	4,643,857
Starfruit Finco BV
3.75% (6 Month EURIBOR + 3.75%), 09/18/2025 (2)	EUR	1,300,000	1,463,783
Starfruit U.S. Holdco LLC
5.60% (1 Month LIBOR + 3.25%), 10/01/2025 (2)	$	1,700,000	1,623,500
Station Casinos LLC
4.85% (1 Month LIBOR + 2.50%), 06/08/2023 (2)		1,210,606	1,159,591
Syniverse Holdings, Inc.
7.46% (1 Month LIBOR + 5.00%), 04/30/2023 (2)		69,500	61,971
Tanzania (REP OF) Term Loan
5.50%, 12/10/2019 (14)		200,000	200,000
Telenet Financing USD LLC
4.71% (LIBOR USD), 08/17/2026 (2)		1,250,000	1,186,650
Tenaska Co.
6.09% (1 Month LIBOR + 3.75%), 09/24/2021 (2)		995,082	971,031
TEX Operations Company LLC
4.34% (1 Month LIBOR + 2.00%), 08/04/2023 (2)		2,701,340	2,598,527
Trans Union LLC
4.34% (1 Month LIBOR + 2.00%), 06/19/2025 (2)		2,457,650	2,365,488
Tronox Ltd.
5.34% (1 Month LIBOR + 3.00%), 09/13/2024 (2)		45,009	43,594
5.34% (1 Month LIBOR + 3.00%), 09/14/2024 (2)		103,866	100,602
Uber Technologies, Inc.
5.81% (1 Month LIBOR + 3.50%), 07/13/2023 (2)		3,956,825	3,786,206
6.39% (1 Month LIBOR + 4.00%), 03/26/2025 (2)		1,029,825	1,001,505
UFC Holdings LLC
5.60% (1 Month LIBOR + 3.25%), 08/18/2023 (2)		1,835,306	1,783,918
UnityMedia Finance LLC
4.46%, 05/24/2023		1,500,000	1,452,615
4.71% (1 Month LIBOR + 2.25%), 01/20/2026 (2)		200,000	192,666
Unitymedia Hessen GmbH & Co. KG
2.75% (6 Month EURIBOR + 2.75%), 01/01/2027 (2)	EUR	700,000	796,091
Univision Communications, Inc.
5.09% (1 Month LIBOR + 2.75%), 03/15/2024 (2)	$	1,989,369	1,796,241
Valeant Pharmaceuticals International
5.38% (1 Month LIBOR + 3.00%), 06/02/2025 (2)		4,038,368	3,848,807
5.13% (1 Month LIBOR + 2.75%), 11/27/2025 (2)		898,625	850,890
Vantiv LLC
4.19% (1 Month LIBOR + 1.75%), 08/09/2024 (2)		1,017,313	973,649
Vistra Operations Co. LLC
4.43% (1 Month LIBOR + 2.00%), 12/15/2025 (2)		1,837,072	1,763,846
West Corp.
6.53% (3 Month LIBOR + 4.00%), 10/10/2024 (2)		77,264	70,745
WideOpenWest Finance LLC
5.72% (1 Month LIBOR + 3.25%), 08/18/2023 (2)		984,778	909,688
Wink Holdco, Inc.
5.34% (1 Month LIBOR + 3.00%), 12/02/2024 (2)		3,305,250	3,125,114

WR Grace & Co.-Conn
4.14% (3 Month LIBOR + 1.75%), 04/03/2025 (2)		152,513	147,175
4.14% (3 Month LIBOR + 1.75%), 04/03/2025 (2)		261,450	252,299
Wyndham Hotels & Resorts, Inc.
4.09% (1 Month LIBOR + 1.75%), 05/30/2025 (2)		200,000	192,000
Zayo Group LLC
4.34% (1 Month LIBOR + 2.00%), 01/19/2021 (2)		1,603,580	1,558,487
4.59% (1 Month LIBOR + 2.25%), 01/19/2024 (2)		785,000	749,958

Total Bank Loans (Cost $364,038,276)			$344,783,315

	Shares		Value
COMMON STOCKS—0.02%
Communications—0.00% (13)
T-Mobile USA, Inc. Escrow (6)(14)		1,200,000	$6,218
T-Mobile USA, Inc. Escrow (6)(14)		658,000	1,354
T-Mobile USA, Inc. Escrow (6)(14)		1,053,000	2,016

			9,588

Consumer, Cyclical—0.02%
Caesars Entertainment Corp. (6)		338,983	2,301,695

Total Common Stocks (Cost $4,048,657)			$2,311,283

CONVERTIBLE PREFERRED STOCKS—0.04%
Consumer, Non-Cyclical—0.04%
Bunge Ltd., 4.88%		68,719	6,665,743

Total Convertible Preferred Stocks (Cost $7,282,070)			$6,665,743

SHORT-TERM INVESTMENTS—5.42%
Money Market Funds—1.72%
Fidelity Institutional Money Market Government Funds—Class I, 2.25% (7) (8)		129,127,659	129,127,659
Goldman Sachs Financial Square Government Fund—Class I, 2.34% (7) (8)		128,765,462	128,765,462

Total Money Market Funds			257,893,121

	Principal Amount		Value
Banker’s Acceptances—0.58%
HSBC Bank, 2.04%, 01/10/2019	CAD	54,400,000	$39,824,131
Royal Bank of Canada, 2.01%, 01/10/2019		65,400,000	47,876,805

Total Banker’s Acceptances			87,700,936

Certificate of Deposit—0.00% (13)
Barclays Bank, 2.89% (3 Month LIBOR + 0.40%), 10/25/2019 (2)		$250,000	250,118

Total Certificate of Deposit			250,118

Commercial Paper—0.19%
Campbell Soup Co., 2.79%, 01/15/2019		3,100,000	3,096,422
Campbell Soup Co., 2.52%, 02/13/2019		5,320,000	5,301,085
Entergy Corp., 2.89%, 02/04/2019		5,320,000	5,304,933
Entergy Corp., 2.86%, 02/07/2019		7,980,000	7,955,295
Ford Motor Credit Co. LLC, 3.84%, 02/06/2019		800,000	797,391
Ford Motor Credit Co. LLC, 3.05%, 04/04/2019		6,660,000	6,601,865

Total Commercial Paper			29,056,991

Foreign Treasury Bills—2.78%
Japan Treasury Discount Bill, 0.00%, 02/04/2019	JPY	1,800,000,000	16,424,908
Japan Treasury Discount Bill, 0.00%, 03/25/2019		44,050,000,000	402,040,397

Total Foreign Treasury Bills			418,465,305

Repurchase Agreements—0.10%
J.P. Morgan Securities, 2.95%, dated 12/28/2018, due 01/02/2019, repurchase price $12,201,999 (collateralized by U.S. Treasury Note value, $12,368,367, 1.88%, 02/28/2022)	$12,200,000	12,200,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.13%, dated 12/31/2018, due 01/02/2019, repurchase price $3,000,522 (collateralized by U.S. Treasury Bond value, $3,029,633, 2.75%, 08/15/2047)	3,000,000	3,000,000

Total Repurchase Agreements		15,200,000

U.S. Treasury Bills—0.05%
U.S. Treasury Bill, 0.00%, 03/28/2019 (11)	6,915,000	6,875,526

Total Short-Term Investments (Cost $803,458,561)		$815,441,997

TOTAL INVESTMENTS IN SECURITIES—106.84% (Cost $16,206,644,022)		$16,074,425,774
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.84)%		(1,029,206,955)

TOTAL NET ASSETS—100.00%		$15,045,218,819

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS	Argentine Peso

AUD	Australian Dollar

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

PEN	Peruvian Sol

PIK	Payment in Kind

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $3,122,355,166, which represents 20.75% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2018.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2018.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2018.

(5)	Delayed delivery purchase commitment security. The value of these securities total $143,241,174, which represents 0.95% of total net assets.

(6)	Non-income producing security.

(7)	Partially assigned as collateral for certain delayed delivery securities.

(8)	Represents annualized seven-day yield as of the close of the reporting period.

(9)	Inflation protected security. The value of these securities total $111,569,482, which represents 0.74% of total net assets.

(10)	A portion of these U.S. Treasuries were purchased in a sale-buyback transaction. The value of these securities total $905,178,156, which represents 6.02% of total net assets.

(11)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues total $47,760,480, which represents 0.32% of total net assets.

(12)	Security is in default as of December 31, 2018. The value of these securities total $67,581,805, which represents 0.45% of total net assets.

(13)	Amount calculated is less than 0.005%.

(14)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $209,588 or 0.00% of the Fund’s net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation / (Depreciation)
408	Australian 10 Year Bond Future	Goldman Sachs	Mar. 2019	AUD	53,581,632	$38,127,408	$387,218
2,176	U.S. 2 Year Note Future	Citigroup Global Markets	Mar. 2019		$458,929,565	461,992,000	3,062,435
1,779	U.S. 2 Year Note Future	Goldman Sachs	Mar. 2019		375,232,544	377,703,938	2,471,394
3,431	U.S. 5 Year Note Future	Citigroup Global Markets	Mar. 2019		387,192,758	393,492,812	6,300,054
7,277	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2019		867,614,176	887,907,703	20,293,527
3	U.S. Ultra Long-Term Bond Future	Citigroup Global Markets	Mar. 2019		457,718	481,969	24,251
1,665	U.S. Ultra Long-Term Bond Future	Goldman Sachs	Mar. 2019		253,836,817	267,492,656	13,655,839

							46,194,718

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation / (Depreciation)
(264)	Euro-Bobl Future	Citigroup Global Markets	Mar. 2019	EUR	(34,889,507)	$(40,084,419)	$(109,732)
(634)	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2019		$ (72,058,596)	(72,711,875)	(653,279)
(55)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Mar. 2019		(6,930,961)	(7,154,297)	(223,336)

							(986,347)

							$ 45,208,371

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation / (Depreciation)
ARS*	340,379,586	USD	8,661,058	01/04/19	Deutsche Bank	$323,094
ARS*	50,667,768	USD	1,289,256	01/04/19	J.P. Morgan	48,095
ARS*	62,906,889	USD	1,620,059	01/11/19	J.P. Morgan	23,134
ARS*	318,633,208	USD	7,801,033	01/16/19	J.P. Morgan	460,847
ARS*	391,047,354	USD	9,319,527	03/13/19	J.P. Morgan	144,344
ARS*	54,265,962	USD	1,365,869	01/22/19	Morgan Stanley	28,904
CHF	4,063,000	USD	4,125,673	02/22/19	J.P. Morgan	28,222
CHF	19,072,000	USD	19,302,137	02/15/19	Morgan Stanley	184,512
EUR	4,274,000	USD	4,909,027	02/22/19	Goldman Sachs	9,781
EUR	7,318,000	USD	8,386,623	01/11/19	J.P. Morgan	5,794
GBP	4,876,000	USD	6,181,555	01/11/19	J.P. Morgan	36,838
IDR*	1,475,948,000	USD	100,398	03/20/19	Deutsche Bank	1,347
JPY	453,293,000	USD	4,034,679	01/25/19	Citigroup Global Markets	109,575
MXN	844,663,000	USD	42,720,388	01/25/19	J.P. Morgan	83,553
RON	2,048,384	USD	502,189	01/18/19	Goldman Sachs	1,854
SEK	36,890,000	USD	4,121,235	02/22/19	Merrill Lynch	58,920
TRY	26,087,000	USD	3,967,655	01/15/19	J.P. Morgan	917,953
TRY	221,714,090	USD	37,186,856	02/19/19	J.P. Morgan	3,553,309
USD	4,077,860	AUD	5,660,000	01/25/19	Citigroup Global Markets	89,089
USD	67,125,681	AUD	91,432,000	01/11/19	J.P. Morgan	2,710,292
USD	4,080,409	CAD	5,350,000	01/25/19	Goldman Sachs	158,852
USD	89,622,051	CAD	119,605,000	02/15/19	J.P. Morgan	1,910,129
USD	9,035,409	CAD	11,942,000	02/15/19	Morgan Stanley	277,783
USD	1,739,058	COP*	5,583,041,086	02/08/19	Goldman Sachs	23,319
USD	3,477,393	COP*	11,166,082,172	02/08/19	J.P. Morgan	45,916
USD	12,216,297	COP*	39,081,287,602	02/08/19	Morgan Stanley	206,126
USD	4,100,445	GBP	3,174,000	02/22/19	Goldman Sachs	44,293
USD	178,431,210	GBP	139,709,000	01/11/19	J.P. Morgan	259,461
USD	4,068,482	NOK	34,392,000	02/22/19	Goldman Sachs	81,237
USD	22,571,400	NZD	33,217,000	02/15/19	J.P. Morgan	257,670
USD	4,104,683	NZD	6,050,000	02/22/19	Merrill Lynch	40,079
USD	8,856,569	PEN*	29,614,597	01/22/19	Morgan Stanley	72,652

					Total Unrealized Appreciation	12,196,974

ARS*	86,555,140	USD	2,276,868	01/15/19	J.P. Morgan	(29,266)
ARS*	345,899,999	USD	6,221,223	02/27/20	J.P. Morgan	(11,309)
AUD	5,660,000	USD	4,116,009	01/25/19	Citigroup Global Markets	(127,237)
AUD	1,858,000	USD	1,324,544	01/11/19	J.P. Morgan	(15,552)
AUD	1,910,000	USD	1,393,790	01/11/19	Morgan Stanley	(48,163)
CAD	5,350,000	USD	4,039,443	01/25/19	Merrill Lynch	(117,886)
CAD	12,800,000	USD	9,647,210	02/15/19	Morgan Stanley	(260,373)
EUR	3,398,000	USD	3,910,928	02/22/19	Merrill Lynch	(281)
GBP	3,174,000	USD	4,077,066	02/22/19	Citigroup Global Markets	(20,914)
NOK	34,392,000	USD	4,052,793	02/22/19	Merrill Lynch	(65,548)
NZD	6,050,000	USD	4,141,122	02/22/19	J.P. Morgan	(76,519)
RUB*	249,817,460	USD	3,680,092	01/30/19	J.P. Morgan	(110,863)
RUB*	2,523,317,626	USD	37,839,359	02/15/19	Morgan Stanley	(1,858,580)
USD	10,065,569	ARS*	391,047,354	01/04/19	J.P. Morgan	(255,934)
USD	6,221,223	ARS*	244,494,064	01/16/19	J.P. Morgan	(118,295)
USD	18,990,565	CHF	18,951,000	02/15/19	J.P. Morgan	(372,454)
USD	4,072,162	CHF	4,063,000	02/22/19	Merrill Lynch	(81,733)
USD	5,679,290	EUR	4,965,000	02/22/19	Citigroup Global Markets	(34,767)
USD	9,809,264	EUR	8,605,000	01/11/19	J.P. Morgan	(59,109)
USD	5,676,350	EUR	4,965,000	02/22/19	Merrill Lynch	(37,706)
USD	274,019,238	EUR	240,590,000	01/11/19	Morgan Stanley	(1,893,810)
USD	1,105,970	EUR	967,565	02/22/19	State Street	(7,568)
USD	11,428,626	EUR	9,931,181	02/22/19	UBS	(846)
USD	2,556,085	GBP	2,011,000	01/11/19	Morgan Stanley	(8,556)
USD	4,086,065	JPY	453,293,000	01/25/19	Citigroup Global Markets	(58,190)
USD	391,485,958	JPY	44,050,000,000	03/25/19	J.P. Morgan	(13,209,390)
USD	15,943,595	JPY	1,800,000,000	02/04/19	Morgan Stanley	(525,500)
USD	498,257	RON	2,048,384	01/18/19	Goldman Sachs	(5,786)
USD	2,067,943	SEK	18,445,000	02/22/19	Citigroup Global Markets	(22,134)
USD	2,069,588	SEK	18,445,000	02/22/19	State Street	(20,489)
USD	13,510,588	TRY	72,449,000	01/15/19	J.P. Morgan	(57,759)

					Total Unrealized Depreciation	(19,512,517)

					Net Unrealized Depreciation	$(7,315,543)

*	Non-deliverable forward (See Note 3).
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian Sol
COP	Columbian Peso	RON	Romanian Leu
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
IDR	Indonesian Rupiah	TRY	Turkish Lira
JPY	Japanese Yen

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at December 31, 2018	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
CDX.HY.31	5.00%	12/20/2023	5.10%	$54,600,000	$ (1,610,244)	$501,818	$ (1,108,426)
CDX.HY.31	5.00	12/20/2023	5.10	19,300,000	(940,957)	549,151	(391,806)

					$ (2,551,201)	$1,050,969	$ (1,500,232)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2018	Notional Amount		Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
CDX.EM.28	1.00%	12/20/2022	1.68%		$9,894,000	$(312,566)	$73,958	$ (238,608)
CDX.EM.29	1.00	06/20/2023	1.61		2,000,000	(36,557)	(37,437)	(73,994)
CDX.EM.30	1.00	12/20/2023	2.15		10,800,000	(490,770)	(17,870)	(508,640)
Deutsche Bank	1.00	06/20/2019	1.14	EUR	3,400,000	(4,807)	2,110	(2,697)
Deutsche Bank	1.00	12/20/2019	1.46		5,100,000	(39,641)	14,050	(25,591)
General Electric Company	1.00	12/20/2023	2.04		$700,000	(32,361)	524	(31,837)

						$(916,702)	$35,335	$ (881,367)

Over-the-Counter Credit Default Swaps-Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2018	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
Goldman Sachs	Argentine Republic	5.00%	06/20/2019	2.23%	$150,000	$1,044	$(486)	$558
J.P. Morgan	Argentine Republic	5.00	06/20/2023	6.61	200,000	1,306	(21,777)	(20,471)
Deutsche Bank	CMBX.NA.AAA.10	0.50	11/17/2059	0.34	16,450,000	(275,676)	95,149	(180,527)
Goldman Sachs	Federative Republic of Brazil	1.00	06/20/2023	0.13	4,600,000	(226,869)	57,303	(169,566)
Merrill Lynch	Penerbangan Malaysia BHD	1.00	12/20/2023	1.08	9,300,000	(18,584)	(21,085)	(39,669)
Merrill Lynch	Republic of Colombia	1.00	12/20/2023	1.56	10,335,000	(69,791)	(196,358)	(266,149)
Morgan Stanley	Republic of Colombia	1.00	12/20/2023	1.56	18,785,000	(112,294)	(371,461)	(483,755)
J.P. Morgan	Republic of Indonesia	1.00	12/20/2023	1.36	8,895,000	(164,810)	16,498	(148,312)
Merrill Lynch	Republic of Indonesia	1.00	12/20/2023	1.36	9,980,000	(172,159)	5,756	(166,403)
Morgan Stanley	Republic of Indonesia	1.00	12/20/2023	1.36	9,425,000	(124,361)	(32,788)	(157,149)
J.P. Morgan	Republic of South Africa	1.00	06/20/2023	2.06	9,400,000	(582,489)	158,746	(423,743)
J.P. Morgan	Republic of South Africa	1.00	12/20/2023	2.21	16,320,000	(872,804)	(16,640)	(889,444)
J.P. Morgan	Republic of South Africa	1.00	12/20/2023	2.21	4,700,000	(244,385)	(11,766)	(256,151)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	12/20/2022	0.65	1,500,000	(24,788)	4,964	(19,824)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	12/20/2023	0.48	26,600,000	(407,042)	(230,721)	(637,763)
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	06/20/2023	0.56	18,200,000	(473,538)	133,970	(339,568)
Deutsche Bank	United Mexican States	1.00	12/20/2023	0.46	1,700,000	(32,955)	(9,359)	(42,314)
Goldman Sachs	United Mexican States	1.00	06/20/2023	0.57	29,900,000	(208,552)	(326,269)	(534,821)
Goldman Sachs	United Mexican States	1.00	12/20/2023	0.46	10,200,000	(191,907)	(61,978)	(253,885)
J.P. Morgan	United Mexican States	1.00	12/20/2023	0.46	6,300,000	(119,568)	(37,243)	(156,811)
Morgan Stanley	United Mexican States	1.00	12/20/2022	0.72	3,800,000	3,503	(44,165)	(40,662)

						$(4,316,719)	$(909,710)	$(5,226,429)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2024		$84,500,000	$1,272,053	$(1,715,828)	$(443,775)
2.50	3 Month LIBOR	Paid	Quarterly	12/20/2027		94,300,000	2,017,926	(3,482,990)	(1,465,064)
2.50	3 Month LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,281,113)	(274,716)	(1,555,829)
3.00	3 Month LIBOR	Received	Quarterly	12/19/2048		73,800,000	(1,363,241)	(1,136,047)	(2,499,288)
3.00	6 Month AUD BBSW	Paid	Semi-Annual	03/21/2027	AUD	109,400,000	727,158	2,437,002	3,164,160
1.00	6 Month EURIBOR	Received	Semi-Annual	03/20/2029	EUR	16,100,000	64,261	(327,289)	(263,028)
1.50	6 Month GBP LIBOR	Received	Semi-Annual	03/20/2029	GBP	18,700,000	292,289	(414,922)	(122,633)
1.75	6 Month GBP LIBOR	Received	Semi-Annual	03/20/2049		1,500,000	(9,126)	(88,471)	(97,597)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	06/11/2027	MXN	25,800,000	(20,444)	(109,109)	(129,553)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	08/21/2037		900,000	3,468	4,277	7,745
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,223)	(179,271)	(181,494)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	08/14/2037		1,300,000	4,901	6,156	11,057
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	01/23/2023		222,400,000	178,725	207,899	386,624
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	01/05/2023		1,400,000	—	(2,072)	(2,072)
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	—	(3,920)	(3,920)
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	(481)	(3,364)	(3,845)
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	(4,302)	(4,302)
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	(2,470)	(2,470)
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	13,008	(57,615)	(44,607)
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	2,288	2,288
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(25)	8,594	8,569
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	259	259
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(9,971)	61,351	51,380
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		1,600,000	15	3,982	3,997
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		2,400,000	682	5,156	5,838

							$1,887,862	$(5,065,422)	$(3,177,560)

Over-the-Counter Total Return Swap Contracts - Long

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Fequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
J.P. Morgan	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	03/20/2019	$62,000,000	$—	$(1,871,140)	$(1,871,140)
Goldman Sachs	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	03/20/2019	40,000,000	—	(541,589)	(541,589)
J.P. Morgan	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	06/20/2019	50,000,000	—	(1,682,595)	(1,682,595)
Goldman Sachs	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	06/20/2019	50,000,000	—	(1,584,715)	(1,584,715)

						$—	$(5,680,039)	$(5,680,039)

Sale-Buyback Transactions

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas	12/06/18	02/07/19	2.70%	$79,237,567
Goldman Sachs	11/20/18	01/02/19	2.65	246,049,085
Goldman Sachs	12/10/18	01/10/19	2.85	57,961,569
Goldman Sachs	12/13/18	01/24/19	2.50	6,149,115
Morgan Stanley	11/27/18	01/09/19	2.69	9,593,072
Morgan Stanley	12/11/18	01/14/19	2.60	8,989,217
Morgan Stanley	12/13/18	01/03/19	2.94	83,718,083
Morgan Stanley	12/17/18	01/02/19	3.08	203,016,431
Morgan Stanley	12/18/18	01/02/19	3.12	173,036,304
Morgan Stanley	12/27/18	01/03/19	3.40	23,445,664

				$891,196,107

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS—98.25%
Alabama—1.01%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845,000	$5,494,230
Alabama Public School & College Authority
5.00%, 06/01/2035	4,000,000	4,497,120
County of Jefferson AL
5.00%, 04/01/2021	1,085,000	1,154,831
5.00%, 04/01/2023	1,550,000	1,723,569
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,625,685
5.25%, 10/01/2048	1,650,000	1,803,879
5.50%, 10/01/2053	715,000	788,767
Industrial Development Board of the City of Mobile Alabama
1.85%, 06/01/2034 (1)	1,025,000	1,018,348
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,505,520
5.00%, 03/01/2029	1,000,000	1,100,890
Selma Industrial Development Board
5.80%, 05/01/2034	2,900,000	3,024,091
5.38%, 12/01/2035	215,000	231,430
Southeast Alabama Gas Supply District
4.00%, 04/01/2049 (1)	4,410,000	4,607,127
4.00%, 06/01/2049 (1)	11,010,000	11,511,065
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	477,364
5.00%, 01/01/2040	3,000,000	3,307,920

		43,871,836

Alaska—0.10%
Borough of North Slope AK
5.00%, 06/30/2021	305,000	319,347
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,214,960

		4,534,307

Arizona—2.26%
Arizona Health Facilities Authority
5.00%, 02/01/2042	2,000,000	2,110,080
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,081,550
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,399,204
City of Phoenix AZ
4.00%, 07/01/2022	900,000	963,612
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2022	275,000	300,570
5.00%, 07/01/2029	12,865,000	14,143,781
5.00%, 07/01/2032	800,000	917,896
5.00%, 07/01/2036	3,000,000	3,434,880
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,066,987
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	11,025,500

Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	295,341
5.00%, 07/01/2033	435,000	451,147
5.00%, 07/01/2038	450,000	459,050
5.00%, 07/01/2048	915,000	922,558
Industrial Development Authority of the City of Phoenix
2.15%, 12/01/2035 (1)	13,000,000	12,997,010
5.00%, 07/01/2037	4,750,000	5,141,685
Maricopa County Industrial Development Authority
5.75%, 01/01/2036 (2)	100,000	99,678
5.00%, 01/01/2048 (1)	1,300,000	1,432,678
5.00%, 01/01/2048 (1)	1,000,000	1,143,260
6.00%, 01/01/2048 (2)	635,000	636,994
Maricopa County Special Health Care District
5.00%, 07/01/2025	5,000,000	5,806,800
5.00%, 07/01/2026	7,000,000	8,215,340
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	214,782
Peoria Industrial Development Authority
5.00%, 11/15/2019	60,000	61,033
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,309,980
5.00%, 01/01/2024	1,600,000	1,827,888
5.00%, 01/01/2033	1,000,000	1,186,970
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,001,375
Tempe Industrial Development Authority
4.00%, 10/01/2023 (2)	1,250,000	1,250,987
6.00%, 10/01/2037 (2)	40,000	43,125
6.13%, 10/01/2047 (2)	80,000	85,953
6.13%, 10/01/2052 (2)	80,000	85,662

		98,113,356

Arkansas—0.02%
Arkansas State University
4.00%, 03/01/2019	500,000	501,725
4.00%, 03/01/2020	525,000	537,589

		1,039,314

California—4.03%
ABAG Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,448,668
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,761,250
5.00%, 10/01/2037	2,000,000	2,201,860
Alisal Union School District
5.25%, 08/01/2042	740,000	860,220
Bay Area Toll Authority
2.96% (SIFMA Municipal Swap Index + 1.25%), 04/01/2036 (3)	1,000,000	1,034,780
2.10%, 04/01/2045 (1)	2,790,000	2,795,161
2.85%, 04/01/2047 (1)	1,000,000	1,031,050
2.95%, 04/01/2047 (1)	1,170,000	1,209,827
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,167,275
5.00%, 11/01/2032 (1)	1,400,000	1,555,624
5.00%, 07/01/2034 (1)	1,710,000	1,896,373
1.25%, 10/01/2036 (1)	2,500,000	2,474,350
California Municipal Finance Authority
5.00%, 08/15/2029	1,000,000	1,202,140
5.00%, 12/31/2029	2,300,000	2,620,413
5.00%, 08/15/2034	1,065,000	1,235,283
4.00%, 08/15/2037	1,560,000	1,567,862
4.00%, 08/15/2042	1,000,000	990,910

5.00%, 12/31/2043	6,835,000	7,443,657
5.00%, 12/31/2047	555,000	602,586
California Pollution Control Financing Authority
2.15%, 08/01/2023 (1) (2)	17,655,000	17,650,939
California Public Finance Authority
5.00%, 10/15/2047	1,775,000	1,893,836
California State Public Works Board
5.00%, 03/01/2024	2,500,000	2,860,700
5.00%, 03/01/2025	3,280,000	3,816,641
5.00%, 11/01/2033	5,230,000	6,049,489
5.00%, 11/01/2037	235,000	256,131
5.00%, 09/01/2039	5,705,000	6,335,573
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,164,515
5.00%, 11/01/2032 (2)	1,135,000	1,250,157
5.00%, 01/01/2038	750,000	824,018
5.00%, 05/15/2040	400,000	436,748
5.00%, 11/01/2041 (2)	875,000	942,191
5.00%, 04/01/2042	2,000,000	2,134,200
5.00%, 01/01/2043	1,000,000	1,089,900
5.00%, 01/01/2048	2,840,000	3,059,447
5.25%, 12/01/2048 (2)	800,000	844,960
5.38%, 11/01/2049 (2)	100,000	104,539
5.50%, 12/01/2054	1,960,000	2,091,026
5.25%, 12/01/2056 (2)	1,000,000	1,046,140
Centinela Valley Union High School District
4.00%, 08/01/2019	415,000	420,387
City of Los Angeles Department of Airports
5.25%, 05/15/2031	4,805,000	5,720,881
5.25%, 05/15/2032	3,210,000	3,804,492
5.00%, 05/15/2033	1,250,000	1,448,363
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,441,780
Cucamonga Valley Water District
5.38%, 09/01/2035	3,320,000	3,608,873
Foothill-De Anza Community College District
5.00%, 04/01/2035	250,000	281,530
5.00%, 04/01/2036	200,000	224,658
Golden State Tobacco Securitization Corp.
5.00%, 06/01/2021	285,000	303,841
5.00%, 06/01/2022	400,000	434,408
5.00%, 06/01/2023	455,000	501,219
0.00%, 06/01/2024	1,000,000	879,360
5.00%, 06/01/2024	255,000	279,891
5.30%, 06/01/2037	1,000,000	1,004,590
5.00%, 06/01/2040	2,000,000	2,207,120
5.00%, 06/01/2047	925,000	889,295
5.25%, 06/01/2047	2,500,000	2,486,975
Irvine Unified School District
5.00%, 03/01/2057	800,000	854,408
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,402,572
5.00%, 12/01/2030	2,520,000	2,914,078
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	1,976,420
5.00%, 08/01/2028	1,000,000	1,156,000
5.00%, 08/01/2029	775,000	890,312
5.00%, 08/01/2030	2,530,000	2,893,258
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,457,288

5.00%, 03/01/2030	1,700,000	1,964,401
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,079,230
Orchard School District
0.00%, 08/01/2022	2,940,000	2,725,380
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,002,864
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2023	225,000	252,250
5.00%, 05/01/2023	225,000	252,250
5.00%, 05/01/2025	1,330,000	1,536,908
State of California
5.00%, 08/01/2022	1,535,000	1,704,449
5.00%, 09/01/2022	2,000,000	2,224,980
5.00%, 09/01/2022	3,140,000	3,493,219
5.00%, 08/01/2023	3,000,000	3,407,280
5.63%, 04/01/2026	1,625,000	1,640,519
5.00%, 09/01/2026	2,000,000	2,402,140
5.00%, 08/01/2027	620,000	724,520
5.00%, 08/01/2029	935,000	1,099,672
5.00%, 09/01/2029	370,000	435,812
5.00%, 08/01/2030	3,500,000	4,092,655
5.75%, 04/01/2031	1,530,000	1,544,413
2.40% (1 Month LIBOR USD + 0.76%), 12/01/2031 (3)	750,000	755,677
6.00%, 04/01/2035	425,000	429,709
6.00%, 04/01/2035	575,000	580,738
4.00%, 09/01/2035	3,625,000	3,833,147
Tobacco Securitization Authority of Northern California
4.75%, 06/01/2023	5,510,000	5,540,360

		175,155,011

Colorado—2.33%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,428,758
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	733,815
5.13%, 12/01/2047	1,075,000	1,042,632
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	505,840
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	532,324
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	503,055
Centerra Metropolitan District No 1
2.70%, 12/01/2019 (2)	273,000	272,948
City & County of Denver CO
5.00%, 10/01/2032	10,345,000	10,878,699
5.00%, 08/01/2041	3,080,000	3,463,583
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465,000	4,786,927
5.00%, 11/15/2029	3,070,000	3,570,778
5.00%, 12/01/2031	7,000,000	8,133,790
Colorado Health Facilities Authority
4.00%, 01/01/2019	225,000	225,000
0.00%, 07/15/2022	980,000	906,461
5.00%, 12/01/2022	1,855,000	2,025,289
5.00%, 01/01/2024	125,000	133,937
5.00%, 01/01/2026	100,000	107,925
5.00%, 01/01/2031	100,000	105,799
5.25%, 02/01/2031	2,250,000	2,363,715
5.00%, 11/15/2036 (1)	6,770,000	7,646,850

5.00%, 01/01/2037	250,000	259,403
5.25%, 05/15/2037	475,000	508,473
5.00%, 10/01/2038 (1)	630,000	672,090
2.85% (1 Month LIBOR USD + 1.25%), 10/01/2039 (3)	2,000,000	2,006,120
5.25%, 01/01/2040	540,000	577,228
2.80%, 05/15/2042 (1)	3,105,000	3,134,498
5.25%, 01/01/2045	510,000	543,395
6.13%, 12/01/2045 (2)	375,000	387,431
5.00%, 09/01/2046	1,000,000	1,085,990
6.25%, 12/01/2050 (2)	205,000	212,657
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	682,952
5.00%, 12/31/2051	550,000	580,255
5.00%, 12/31/2056	1,925,000	2,026,698
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	659,975
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	509,440
Denver City & County School District No 1
5.25%, 12/01/2038	3,595,000	3,814,870
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950,000	5,339,218
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,380,835
5.63%, 12/01/2048	2,130,000	2,165,891
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	1,950,624
Denver Urban Renewal Authority
5.25%, 12/01/2039 (2)	1,000,000	1,000,590
E-470 Public Highway Authority
0.00%, 09/01/2020	730,000	701,983
2.58% (1 Month LIBOR USD + 0.90%), 09/01/2039 (3)	325,000	325,192
2.73% (1 Month LIBOR USD + 1.05%), 09/01/2039 (3)	275,000	276,911
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,401,480
Painted Prairie Metropolitain District No 2
5.25%, 12/01/2048	500,000	494,025
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	1,914,533
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	723,541
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,303,726
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	725,700
5.50%, 12/01/2046	1,500,000	1,515,735
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	861,246
5.00%, 12/01/2046	1,880,000	1,890,415
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	488,935
Southlands Metropolitan District No 1
3.00%, 12/01/2022	238,000	235,653
3.50%, 12/01/2027	500,000	489,850
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	482,780
University of Colorado
5.00%, 06/01/2047	500,000	564,225
University of Colorado Hospital Authority
5.00%, 11/15/2038 (1)	1,020,000	1,093,675
4.00%, 11/15/2047 (1)	5,000,000	5,060,300

		101,416,663

Connecticut—2.77%
City of Hartford CT
5.00%, 08/15/2019	1,700,000	1,730,328
5.00%, 07/15/2021	3,300,000	3,523,080
5.00%, 07/15/2022	2,250,000	2,451,015
5.00%, 07/15/2023	2,000,000	2,218,460
5.00%, 07/15/2026	2,430,000	2,764,246
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,485,086
5.00%, 03/01/2028	1,490,000	1,745,401
5.00%, 03/01/2033	1,900,000	2,161,402
City of New Haven CT
5.25%, 08/01/2023	1,115,000	1,259,192
5.00%, 08/15/2023	900,000	1,017,639
5.00%, 08/15/2029	2,000,000	2,280,720
5.00%, 08/15/2031	1,000,000	1,130,890
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,649,091
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,234,050
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2029	1,000,000	1,174,110
2.05%, 07/01/2035 (1)	6,570,000	6,589,316
1.00%, 07/01/2042 (1)	10,000,000	9,958,800
1.00%, 07/01/2042 (1)	18,000,000	17,925,840
2.00%, 07/01/2042 (1)	1,870,000	1,728,628
5.00%, 07/01/2043	1,750,000	1,814,155
4.00%, 07/01/2046	880,000	865,568
1.80%, 07/01/2049 (1)	5,280,000	5,264,846
Harbor Point Infrastructure Improvement District
7.88%, 04/01/2039	2,153,000	2,310,643
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (2)	955,000	983,793
State of Connecticut
5.00%, 08/01/2019	20,380,000	20,747,044
5.00%, 09/01/2022	5,725,000	6,226,739
5.00%, 06/15/2027	1,680,000	1,854,955
5.00%, 09/15/2027	1,000,000	1,147,160
5.00%, 03/01/2029	1,500,000	1,630,425
5.00%, 11/15/2032	200,000	218,036
State of Connecticut Special Tax Revenue
5.00%, 09/01/2023	900,000	1,000,899
5.00%, 01/01/2038	4,400,000	4,841,320
Town of Hamden CT
5.00%, 08/15/2026	500,000	560,655
5.00%, 08/15/2026	1,335,000	1,535,157
University of Connecticut
5.25%, 11/15/2034	3,705,000	4,309,063

		120,337,752

Delaware—0.31%
County of Kent DE
5.00%, 07/01/2040	645,000	685,306
5.00%, 07/01/2048	2,155,000	2,273,116
County of Sussex DE
5.00%, 01/01/2036	2,515,000	2,680,311
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	521,915
5.00%, 09/01/2036	1,225,000	1,319,325

5.00%, 09/01/2046	700,000	740,551
5.00%, 11/15/2048	2,000,000	2,154,880
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385,000	1,506,825
5.00%, 06/01/2043	1,000,000	1,074,350
5.00%, 06/01/2048	500,000	533,390

		13,489,969

District of Columbia—2.20%
District of Columbia
5.00%, 12/01/2022	2,000,000	2,231,000
5.00%, 12/01/2027	6,770,000	7,052,986
5.00%, 06/01/2031	2,500,000	2,938,225
5.00%, 06/01/2032	8,285,000	9,703,227
5.00%, 06/01/2033	3,795,000	4,380,379
5.00%, 06/01/2034	10,000,000	11,171,800
5.00%, 06/01/2034	1,000,000	1,134,540
5.00%, 06/01/2034	2,100,000	2,438,919
5.00%, 06/01/2035	3,000,000	3,343,530
5.00%, 12/01/2036	670,000	716,538
5.00%, 07/01/2042	730,000	724,014
5.00%, 06/01/2046	1,600,000	1,702,736
5.00%, 07/01/2052	815,000	794,315
District of Columbia Housing Finance Agency
2.45%, 11/01/2021 (1)	13,750,000	13,825,762
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	177,520
Metropolitan Washington Airports Authority
5.00%, 10/01/2023	850,000	950,538
5.00%, 10/01/2024	1,325,000	1,504,975
5.00%, 10/01/2027	500,000	587,315
5.00%, 10/01/2029	1,000,000	1,161,970
5.00%, 10/01/2030	1,480,000	1,600,398
5.00%, 10/01/2030	5,250,000	6,065,220
5.00%, 10/01/2031	5,335,000	6,210,900
5.00%, 10/01/2037	1,000,000	1,121,710
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	468,170
6.50%, 10/01/2041	2,000,000	2,489,820
5.00%, 10/01/2053	4,890,000	5,049,121
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,498,138
5.00%, 10/01/2024	1,030,000	1,180,607
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	2,965,000	3,467,301

		95,691,674

Florida—6.14%
Alachua County Health Facilities Authority
5.00%, 12/01/2036	1,000,000	1,090,590
5.00%, 12/01/2044	3,350,000	3,592,071
6.38%, 11/15/2049	300,000	312,072
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,436,740
Celebration Pointe Community Development District
4.00%, 05/01/2022 (2)	350,000	353,720
Citizens Property Insurance Corp.
5.00%, 06/01/2021	355,000	380,375
5.00%, 06/01/2022	2,150,000	2,361,625
City of Cape Coral FL Water & Sewer Revenue
1.65%, 09/01/2019	1,040,000	1,036,599

City of Jacksonville FL
5.00%, 06/01/2053 (2)	1,015,000	1,039,451
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	1,922,599
City of Orlando FL
5.00%, 11/01/2029	2,000,000	2,326,660
5.00%, 10/01/2031	1,120,000	1,336,193
5.00%, 10/01/2032	1,300,000	1,505,673
5.00%, 10/01/2032	1,680,000	1,996,378
5.00%, 10/01/2035	1,200,000	1,406,964
5.00%, 10/01/2036	1,000,000	1,166,940
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,562,119
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,217,836
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185,000	1,299,115
5.00%, 10/01/2022	1,500,000	1,656,945
5.00%, 10/01/2022	125,000	137,037
5.00%, 10/01/2023	3,040,000	3,390,877
5.00%, 10/01/2023	125,000	139,428
5.00%, 10/01/2029	500,000	559,330
5.00%, 10/01/2030	405,000	464,195
5.00%, 10/01/2040	10,000,000	10,887,400
5.00%, 10/01/2042	110,000	117,170
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,775,000	2,076,164
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,127,420
5.00%, 10/01/2024	1,785,000	2,058,462
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,046,750
5.00%, 10/01/2022	485,000	510,234
5.00%, 10/01/2031	3,000,000	3,213,090
5.00%, 10/01/2034	5,520,000	6,022,210
5.00%, 10/01/2035	1,000,000	1,088,790
5.00%, 10/01/2037	2,990,000	3,294,980
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2031	4,000,000	4,566,280
5.00%, 10/01/2032	1,275,000	1,450,453
County of Miami-Dade Seaport Department
6.00%, 10/01/2038	7,000,000	7,965,020
6.25%, 10/01/2038	2,000,000	2,283,440
1.70%, 10/01/2050 (1)	4,000,000	4,000,000
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,242,063
Florida Development Finance Corp.
5.00%, 02/15/2031	750,000	796,777
5.00%, 02/15/2038	600,000	627,228
5.00%, 02/15/2048	1,600,000	1,659,200
Florida Higher Educational Facilities Financial Authority
5.00%, 06/01/2048 (2)	1,110,000	1,145,265
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,065,055
Florida’s Turnpike Enterprise
5.00%, 07/01/2022	3,250,000	3,589,072
Greater Orlando Aviation Authority
5.00%, 10/01/2022	1,000,000	1,095,170
5.00%, 10/01/2030	1,000,000	1,150,290
5.00%, 10/01/2031	2,000,000	2,246,400
5.00%, 10/01/2033	2,000,000	2,232,160
5.00%, 10/01/2046	1,000,000	1,099,510

Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000,000	3,242,610
Hernando County School District
5.00%, 07/01/2024	805,000	917,032
Highlands County Health Facilities Authority
1.71%, 11/15/2035 (1)	2,200,000	2,200,000
Hillsborough County Aviation Authority
5.00%, 10/01/2032	375,000	441,416
5.00%, 10/01/2033	465,000	545,199
5.00%, 10/01/2034	2,150,000	2,508,921
5.00%, 10/01/2035	2,275,000	2,646,439
5.00%, 10/01/2036	2,650,000	3,068,144
5.00%, 10/01/2040	12,500,000	13,685,250
JEA Electric System Revenue
5.00%, 10/01/2026	1,120,000	1,289,590
JEA Water & Sewer System Revenue
5.00%, 10/01/2022	250,000	274,170
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	465,000	466,656
4.35%, 05/01/2024 (2)	1,565,000	1,567,410
4.55%, 05/01/2024 (2)	1,175,000	1,176,633
Lee County Industrial Development Authority/FL
5.63%, 12/01/2037 (2)	250,000	250,767
5.75%, 12/01/2052 (2)	750,000	750,473
Manatee County School District
5.00%, 10/01/2025	520,000	607,584
Marion County School Board
5.00%, 06/01/2026	1,455,000	1,649,839
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	890,696
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,111,579
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225,000	1,411,420
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	126,294
5.00%, 08/01/2026	155,000	179,625
5.00%, 08/01/2027	345,000	402,228
5.00%, 08/01/2028	400,000	463,376
5.00%, 08/01/2029	480,000	552,514
5.00%, 08/01/2030	680,000	778,852
5.00%, 08/01/2032	750,000	851,152
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	140,000	140,997
Monroe County School District/FL
5.00%, 06/01/2033	500,000	577,055
5.00%, 06/01/2035	500,000	572,640
Orange County Convention Center/Orlando
5.00%, 10/01/2023	1,510,000	1,709,637
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,143,580
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	55,401
5.00%, 12/01/2024	105,000	118,049
7.50%, 06/01/2049	100,000	112,491
7.50%, 06/01/2049	1,875,000	2,110,200
Palm Beach County School District
5.00%, 08/01/2023	500,000	564,365
5.00%, 08/01/2024	220,000	252,413

5.00%, 08/01/2026	3,750,000	4,427,512
5.00%, 08/01/2026	1,065,000	1,257,414
5.00%, 08/01/2029	8,000,000	9,595,920
5.00%, 08/01/2030	4,520,000	5,139,692
5.00%, 08/01/2032	3,000,000	3,384,330
Reedy Creek Improvement District
5.00%, 06/01/2023	2,740,000	3,076,746
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	767,858
5.00%, 01/01/2047	875,000	892,911
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,464,820
5.00%, 05/01/2026	1,000,000	1,134,790
5.00%, 02/01/2029	8,000,000	9,117,200
5.00%, 02/01/2030	500,000	567,425
5.00%, 05/01/2031 (1)	5,000,000	5,638,350
5.00%, 05/01/2031	5,000,000	5,667,750
School District of Broward County/FL
5.00%, 07/01/2022	1,000,000	1,099,700
5.00%, 07/01/2028	1,500,000	1,772,805
5.00%, 07/01/2029	2,545,000	2,982,460
5.00%, 07/01/2030	5,500,000	6,238,430
South Miami Health Facilities Authority
5.00%, 08/15/2023	250,000	279,633
5.00%, 08/15/2024	400,000	455,008
5.00%, 08/15/2025	700,000	807,940
State of Florida
5.00%, 07/01/2022	1,175,000	1,299,268
5.00%, 06/01/2023	2,425,000	2,741,608
5.00%, 07/01/2023	2,630,000	2,978,422
5.00%, 06/01/2024	2,415,000	2,788,794
5.00%, 06/01/2024	4,500,000	5,196,510
5.00%, 07/01/2024	2,460,000	2,843,588
5.00%, 06/01/2025	1,500,000	1,764,540
4.00%, 06/01/2030	9,390,000	9,844,476
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400,000	1,620,668
5.00%, 07/01/2024	4,000,000	4,630,480
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,127,560
Town of Davie FL
5.00%, 04/01/2048	1,440,000	1,577,088

		266,941,978

Georgia—1.88%
Atlanta Development Authority
6.75%, 01/01/2035	1,500,000	1,446,120
Atlanta Urban Residential Finance Authority
1.40%, 05/01/2020 (1)	3,000,000	2,995,260
Burke County Development Authority
3.25%, 11/01/2045 (1)	3,000,000	2,988,450
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595,000	16,220,883
City of East Point GA
5.00%, 08/01/2019	955,000	970,862
5.00%, 08/01/2020	415,000	432,982
5.00%, 08/01/2021	250,000	267,185
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150,000	1,239,228
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	586,866

Fulton County Development Authority
5.00%, 04/01/2023	300,000	332,823
5.00%, 04/01/2047	1,000,000	1,077,590
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2025	300,000	341,010
5.50%, 02/15/2042	650,000	759,642
Glynn-Brunswick Memorial Hospital Authority
5.00%, 08/01/2022	1,220,000	1,318,954
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	649,929
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500,000	564,740
Macon-Bibb County Housing Authority
2.04%, 04/01/2021 (1)	15,000,000	14,992,500
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037 (2)	1,000,000	997,710
Main Street Natural Gas, Inc.
4.00%, 04/01/2048 (1)	10,000,000	10,534,100
2.40% (1 Month LIBOR USD + 0.83%), 08/01/2048 (3)	1,700,000	1,684,513
4.00%, 08/01/2048 (1)	9,600,000	10,136,832
Marietta Development Authority
5.00%, 11/01/2037 (2)	625,000	653,081
5.00%, 11/01/2047 (2)	500,000	517,650
Monroe County Development Authority
2.00%, 07/01/2025 (1)	5,000,000	4,992,900
2.35%, 10/01/2048 (1)	500,000	495,870
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,106,397
5.00%, 04/01/2044	1,000,000	1,064,340
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	132,472
State of Georgia
5.00%, 07/01/2023	1,000,000	1,132,940

		81,633,829

Guam—0.04%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550,000	1,635,157

Hawaii—0.78%
City & County of Honolulu HI
2.01% (SIFMA Municipal Swap Index + 0.30%), 09/01/2023 (3)	1,000,000	999,610
5.00%, 09/01/2024	1,275,000	1,475,035
2.03% (SIFMA Municipal Swap Index + 0.32%), 09/01/2027 (3)	5,000,000	4,998,050
5.00%, 10/01/2029	2,000,000	2,316,540
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,180,005
5.00%, 01/01/2030	15,500,000	18,521,260
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275,000	1,472,931
5.00%, 07/01/2032	1,500,000	1,727,520

		33,690,951

Idaho—0.08%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,426,204

Illinois—10.48%
Chicago Board of Education
5.00%, 12/01/2021	1,000,000	1,038,330
5.00%, 12/01/2023	2,000,000	2,090,120
5.00%, 12/01/2024	2,175,000	2,283,750
0.00%, 12/01/2025	265,000	202,778
5.00%, 12/01/2025	1,160,000	1,220,100

5.00%, 12/01/2025	2,500,000	2,793,400
5.00%, 12/01/2026	145,000	152,834
5.00%, 12/01/2026	3,660,000	3,857,750
5.00%, 12/01/2027	850,000	894,268
5.00%, 12/01/2028	1,270,000	1,334,795
6.75%, 12/01/2030 (2)	1,500,000	1,763,520
5.00%, 12/01/2033	300,000	308,490
5.00%, 12/01/2034	250,000	275,662
5.00%, 12/01/2041	785,000	785,173
5.25%, 12/01/2041	3,000,000	3,020,760
5.00%, 12/01/2042	200,000	199,992
5.00%, 12/01/2046	1,455,000	1,444,102
6.50%, 12/01/2046	100,000	111,284
7.00%, 12/01/2046 (2)	400,000	464,116
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,268,700
5.00%, 01/01/2027	1,800,000	2,030,454
5.50%, 01/01/2028	5,000,000	5,514,800
5.00%, 01/01/2032	2,000,000	2,164,940
5.00%, 01/01/2034	1,000,000	1,077,690
5.00%, 01/01/2046	300,000	323,841
Chicago O’Hare International Airport
5.00%, 01/01/2022	520,000	558,215
5.00%, 01/01/2023	1,000,000	1,110,560
5.00%, 01/01/2024	865,000	959,510
5.00%, 01/01/2025	415,000	465,792
5.00%, 01/01/2027	385,000	440,255
5.00%, 01/01/2028	1,000,000	1,137,420
5.00%, 01/01/2030	2,000,000	2,202,980
5.00%, 01/01/2030	520,000	598,083
5.00%, 01/01/2030	2,000,000	2,235,400
5.00%, 01/01/2031	660,000	739,259
5.00%, 01/01/2031	835,000	955,015
5.00%, 01/01/2031	700,000	768,635
5.00%, 01/01/2032	1,140,000	1,295,530
5.00%, 01/01/2032	10,225,000	11,327,459
5.00%, 01/01/2032	1,300,000	1,423,006
5.00%, 01/01/2033	1,200,000	1,358,280
5.00%, 01/01/2033	345,000	385,475
5.00%, 01/01/2033	2,520,000	2,782,987
5.00%, 07/01/2033	550,000	617,573
5.00%, 01/01/2034	400,000	445,332
5.00%, 01/01/2035	1,285,000	1,442,914
5.00%, 01/01/2036	430,000	475,890
5.00%, 01/01/2042	500,000	542,465
Chicago Park District
4.00%, 01/01/2022	500,000	516,100
5.00%, 01/01/2025	500,000	520,400
5.00%, 01/01/2029	3,000,000	3,274,920
5.00%, 01/01/2036	480,000	496,982
Chicago Transit Authority
5.00%, 06/01/2022	265,000	286,799
5.00%, 06/01/2023	240,000	264,274
5.00%, 06/01/2024	200,000	223,330
5.25%, 06/01/2024	2,000,000	2,129,800
5.00%, 06/01/2025	200,000	225,654
5.00%, 06/01/2026	8,275,000	9,402,551
5.00%, 06/01/2026	160,000	181,802

City of Chicago IL
4.25%, 01/01/2020	465,000	475,900
5.00%, 01/01/2022	460,000	500,618
5.00%, 01/01/2023	1,535,000	1,582,278
5.00%, 01/01/2026	425,000	492,783
5.00%, 01/01/2027	500,000	579,745
5.25%, 01/01/2027	2,435,000	2,585,142
5.00%, 01/01/2028	865,000	891,642
5.75%, 01/01/2034	2,000,000	2,197,280
5.00%, 01/01/2035	750,000	777,750
5.50%, 01/01/2035	1,000,000	1,054,710
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,106,380
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2019	200,000	200,000
5.00%, 01/01/2023	450,000	491,260
5.00%, 01/01/2024	500,000	552,655
5.00%, 01/01/2028	2,900,000	3,171,382
5.00%, 01/01/2029	1,300,000	1,421,030
5.00%, 01/01/2030	1,310,000	1,449,738
5.00%, 01/01/2030	1,000,000	1,132,110
5.00%, 01/01/2033	2,000,000	2,175,600
5.00%, 01/01/2039	1,000,000	1,067,660
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	1,030,000	1,080,604
5.00%, 11/01/2021	1,525,000	1,634,891
5.00%, 11/01/2022	1,000,000	1,092,210
4.00%, 11/01/2023	1,025,000	1,082,687
5.00%, 11/01/2023	650,000	719,706
5.00%, 11/01/2024	1,150,000	1,286,436
5.00%, 11/01/2024	250,000	279,660
5.00%, 11/01/2024	1,000,000	1,118,640
5.00%, 11/01/2025	1,000,000	1,119,210
5.00%, 11/01/2026	1,000,000	1,114,660
5.00%, 11/01/2033	500,000	545,540
City of Springfield IL
5.00%, 12/01/2024	340,000	379,501
5.00%, 12/01/2025	395,000	443,707
5.00%, 12/01/2026	160,000	177,669
City of Waukegan IL
4.00%, 12/30/2024	540,000	579,523
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,206,154
Cook County School District No 63 East Maine
2.38%, 12/01/2028 (1)(2)	10,970,000	11,207,720
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	985,320
County of Cook IL
5.25%, 11/15/2022	405,000	425,785
5.00%, 11/15/2023	2,500,000	2,791,925
5.00%, 11/15/2025	2,500,000	2,727,950
5.00%, 11/15/2026	1,000,000	1,038,780
5.00%, 11/15/2026	1,450,000	1,642,052
5.25%, 11/15/2028	1,035,000	1,097,887
5.00%, 11/15/2029	1,000,000	1,108,860
5.00%, 11/15/2029	1,085,000	1,173,102
5.00%, 11/15/2030	500,000	552,250
5.00%, 11/15/2033	2,795,000	3,180,598
5.00%, 11/15/2034	1,200,000	1,309,860
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035	1,000,000	1,148,810

County of Kendall IL
5.00%, 12/15/2024	2,190,000	2,492,220
Illinois Finance Authority
5.00%, 08/01/2021	445,000	473,858
5.00%, 02/15/2022	215,000	234,187
5.00%, 07/01/2022	1,000,000	1,101,120
5.00%, 12/01/2022	325,000	352,531
4.00%, 05/15/2023	500,000	511,450
5.00%, 11/15/2023	1,680,000	1,886,018
5.00%, 12/01/2023	1,880,000	2,082,156
5.00%, 01/01/2024	250,000	276,575
5.00%, 02/15/2024	215,000	243,866
5.00%, 05/15/2024	350,000	395,181
5.00%, 07/15/2025	230,000	266,713
5.00%, 08/01/2025	1,605,000	1,812,671
5.00%, 02/15/2026	360,000	420,376
5.00%, 03/01/2028	15,000	17,159
5.00%, 05/15/2028	12,620,000	14,734,607
5.00%, 01/01/2029	1,650,000	1,936,786
5.00%, 02/15/2029	1,445,000	1,684,610
5.00%, 12/01/2029	340,000	382,231
5.00%, 02/15/2030	1,240,000	1,435,821
5.00%, 07/01/2030	275,000	311,077
5.00%, 07/15/2030	710,000	829,578
5.00%, 08/01/2030	870,000	986,641
5.00%, 11/15/2030	2,000,000	2,242,500
5.00%, 01/01/2031	3,545,000	3,978,660
5.00%, 02/15/2031	300,000	345,498
5.00%, 05/15/2031	5,000,000	5,756,150
5.00%, 07/01/2031	1,420,000	1,642,386
5.25%, 08/15/2031	500,000	561,595
3.63%, 02/15/2032	355,000	357,354
4.00%, 09/01/2032	40,000	40,888
4.75%, 05/15/2033	960,000	965,587
5.00%, 05/15/2033	795,000	787,726
5.00%, 08/15/2033	250,000	273,475
3.75%, 02/15/2034	200,000	199,994
5.00%, 02/15/2034	1,890,000	2,141,540
5.00%, 07/01/2034	300,000	331,938
5.00%, 08/15/2034	2,500,000	2,838,475
5.00%, 11/15/2034	3,000,000	3,319,620
5.00%, 11/15/2034	300,000	331,962
5.00%, 08/15/2035	100,000	108,788
5.00%, 08/15/2035	600,000	652,170
4.00%, 02/15/2036	800,000	817,232
5.00%, 02/15/2036	905,000	1,017,166
5.00%, 07/01/2036	830,000	912,593
5.00%, 08/15/2036	1,000,000	1,082,800
5.00%, 01/01/2037	2,785,000	3,037,599
5.25%, 02/15/2037	380,000	396,553
5.00%, 05/15/2037	1,050,000	1,064,794
5.00%, 05/15/2037	395,000	406,080
4.13%, 08/15/2037	900,000	905,931
5.00%, 08/15/2037	1,000,000	1,079,360
5.13%, 05/15/2038	1,000,000	974,180
6.00%, 08/15/2038	1,500,000	1,567,425
5.00%, 11/15/2038	3,795,000	4,158,030
8.00%, 05/15/2040	785,000	847,714
4.00%, 02/15/2041	2,895,000	2,916,886
5.00%, 02/15/2041	1,535,000	1,702,131
5.00%, 08/01/2042	120,000	128,548

1.75%, 11/15/2042 (1)	1,770,000	1,749,946
5.00%, 01/01/2044	4,145,000	4,465,284
5.00%, 08/15/2044	200,000	213,554
5.00%, 11/15/2045	2,565,000	2,747,782
8.00%, 05/15/2046	1,595,000	1,722,424
5.00%, 12/01/2046	5,950,000	6,336,036
5.00%, 05/15/2047	100,000	101,972
5.25%, 05/15/2047	280,000	287,000
5.00%, 08/01/2049	140,000	148,926
5.25%, 05/15/2054	1,000,000	950,710
5.00%, 07/15/2057 (1)	10,905,000	12,071,399
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	303,174
5.00%, 02/01/2031	470,000	530,211
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,903,364
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,058,663
1.71%, 01/01/2031 (1)	3,470,000	3,470,000
5.00%, 12/01/2031	235,000	265,404
5.00%, 12/01/2032	425,000	479,128
5.00%, 01/01/2034	1,300,000	1,492,582
5.00%, 01/01/2038	2,700,000	2,983,338
5.00%, 01/01/2041	7,000,000	7,735,490
Illinois State University
5.00%, 04/01/2032	1,370,000	1,533,331
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125,000	4,680,637
5.00%, 02/01/2026	1,930,000	2,215,544
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2029	4,000,000	4,201,160
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,122,030
5.00%, 01/01/2027	100,000	115,949
5.00%, 01/01/2027	2,100,000	2,344,125
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	871,990
0.00%, 01/15/2025	1,000,000	842,540
0.00%, 01/15/2026	1,000,000	811,610
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2026	2,000,000	2,079,500
0.00%, 06/15/2028	14,270,000	9,661,503
5.00%, 12/15/2028	2,815,000	2,912,146
5.00%, 12/15/2028	1,000,000	1,083,200
0.00%, 06/15/2029	2,500,000	1,615,900
0.00%, 12/15/2030	11,000,000	6,585,150
5.00%, 12/15/2032	550,000	585,910
0.00%, 12/15/2034	550,000	267,107
5.25%, 06/15/2050	3,275,000	3,292,128
5.00%, 06/15/2057	550,000	562,738
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	5,700,000	6,082,698
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,602,081
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,633,020
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,496,075
5.50%, 06/01/2023	1,240,000	1,343,776
5.00%, 06/01/2024	5,275,000	5,904,413

Regional Transportation Authority
5.00%, 07/01/2020	400,000	417,400
5.00%, 07/01/2021	400,000	426,336
Sales Tax Securitization Corp.
5.00%, 01/01/2025	4,000,000	4,447,520
State of Illinois
4.00%, 06/15/2019	315,000	317,422
4.50%, 06/15/2019	1,710,000	1,726,946
5.00%, 06/15/2019	1,435,000	1,452,421
5.00%, 11/01/2019	2,625,000	2,678,996
5.00%, 11/01/2020	610,000	629,868
5.00%, 10/01/2021	2,000,000	2,088,420
5.00%, 01/01/2022	700,000	712,376
5.00%, 08/01/2022	3,000,000	3,217,860
4.00%, 01/01/2023	330,000	333,716
5.00%, 02/01/2023	235,000	247,916
5.00%, 11/01/2023	1,000,000	1,061,940
5.00%, 06/15/2024	2,305,000	2,464,921
5.50%, 07/01/2024	1,000,000	1,082,940
5.00%, 02/01/2025	455,000	480,416
5.00%, 05/01/2025	3,050,000	3,224,857
5.00%, 06/01/2025	880,000	939,558
5.00%, 06/15/2025	4,090,000	4,361,535
5.50%, 07/01/2025	400,000	431,968
5.00%, 11/01/2025	2,040,000	2,180,842
5.00%, 11/01/2025	8,510,000	9,097,530
5.00%, 06/01/2026	125,000	133,855
5.00%, 10/01/2026	2,270,000	2,433,826
5.00%, 11/01/2026	3,360,000	3,602,390
5.00%, 02/01/2027	1,130,000	1,212,151
5.00%, 11/01/2027	10,000,000	10,737,100
5.00%, 02/01/2028	1,000,000	1,066,280
5.00%, 05/01/2028	265,000	276,941
5.00%, 11/01/2028	5,000,000	5,337,850
5.00%, 02/01/2029	1,000,000	1,059,910
5.25%, 02/01/2029	3,720,000	3,910,724
5.00%, 04/01/2029	605,000	629,557
5.25%, 02/01/2030	100,000	104,660
5.25%, 02/01/2031	760,000	793,296
5.00%, 10/01/2031	800,000	843,496
5.00%, 05/01/2032	800,000	824,448
5.50%, 07/01/2038	1,500,000	1,569,105
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	394,469
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037 (2)	2,005,000	1,988,298
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,205,488
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	530,060
4.00%, 03/01/2025	500,000	536,065
4.00%, 03/01/2027	1,000,000	1,072,630
Village of Hillside IL
5.00%, 01/01/2024	925,000	948,606
Will County Community Unit School District No 365 Valley View
5.00%, 11/01/2023	420,000	470,098
5.00%, 11/01/2024	2,390,000	2,720,418
0.00%, 11/01/2025	520,000	425,474
0.00%, 11/01/2026	905,000	712,977
5.00%, 11/01/2026	1,800,000	2,098,584

		455,453,524

Indiana—1.81%
Ball State University
5.00%, 07/01/2033	955,000	1,107,370
City of Whiting IN
5.25%, 01/01/2021	1,145,000	1,212,086
5.00%, 11/01/2045 (1)	2,600,000	2,821,910
Indiana Finance Authority
5.00%, 12/01/2024	3,000,000	3,484,830
5.00%, 05/01/2026	1,100,000	1,265,528
5.00%, 11/01/2026	1,200,000	1,406,460
6.00%, 12/01/2026	2,035,000	2,089,945
5.00%, 05/01/2027	700,000	811,594
5.00%, 05/01/2029	685,000	801,135
5.00%, 11/01/2029	2,350,000	2,743,790
5.00%, 09/01/2031	440,000	496,923
5.00%, 06/01/2032	2,750,000	2,747,222
5.25%, 02/01/2033	2,500,000	2,898,125
5.00%, 03/01/2036	4,000,000	4,366,800
5.00%, 09/01/2036	1,000,000	1,104,940
2.35%, 12/01/2037 (1)	3,100,000	3,099,473
5.25%, 10/01/2038	15,010,000	16,093,572
5.00%, 06/01/2039	1,000,000	971,310
5.00%, 07/01/2048	3,600,000	3,786,048
5.25%, 01/01/2051	3,450,000	3,657,828
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031 (1)	3,000,000	2,955,000
Indiana Health Facility Financing Authority
2.00%, 10/01/2026 (1)	3,275,000	3,272,544
1.25%, 11/01/2027 (1)	1,020,000	1,006,985
1.35%, 11/01/2027 (1)	1,205,000	1,187,443
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	390,180
5.00%, 01/01/2022	755,000	814,117
5.00%, 01/01/2023	285,000	313,178
5.00%, 07/15/2023	300,000	337,293
5.00%, 07/15/2024	1,000,000	1,143,440
5.00%, 07/15/2025	750,000	869,715
5.00%, 01/15/2026	720,000	838,454
5.00%, 01/15/2027	700,000	825,531
5.00%, 01/15/2028	500,000	594,280
5.00%, 01/01/2029	1,000,000	1,143,440
5.00%, 01/01/2031	1,000,000	1,134,060
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,183,449
5.00%, 07/10/2023	1,740,000	1,954,072
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	445,228
5.00%, 01/15/2029	540,000	614,255
5.00%, 01/15/2030	700,000	792,911

		78,782,464

Iowa—0.21%
Iowa Finance Authority
3.25%, 03/01/2023	3,300,000	3,298,647
5.25%, 12/01/2025	3,000,000	3,177,930
4.75%, 08/01/2042	980,000	1,001,482
5.00%, 05/15/2043	270,000	278,931
5.00%, 05/15/2048	475,000	489,046
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	775,000	868,511

		9,114,547

Kansas—0.21%
City of Lenexa KS
5.00%, 05/15/2021	500,000	520,340
5.00%, 05/15/2039	325,000	332,550
Johnson County Unified School District No 232 De Soto
5.00%, 09/01/2022	350,000	386,879
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325,000	7,878,184

		9,117,953

Kentucky—2.03%
City of Ashland KY
5.00%, 02/01/2030	555,000	610,428
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,532,064
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,139,100
5.00%, 09/01/2025	1,250,000	1,445,600
Kentucky Economic Development Finance Authority
5.00%, 06/01/2024	1,000,000	1,095,000
5.00%, 05/15/2031	100,000	104,503
5.00%, 06/01/2037	325,000	344,906
6.38%, 06/01/2040	2,550,000	2,708,457
5.00%, 06/01/2041	225,000	236,660
5.25%, 06/01/2041	725,000	772,625
6.50%, 03/01/2045	1,000,000	1,063,730
5.00%, 06/01/2045	1,000,000	1,050,370
5.00%, 12/01/2045	300,000	328,413
5.00%, 05/15/2046	500,000	510,470
6.25%, 11/15/2046	750,000	721,275
5.00%, 12/01/2047	620,000	664,714
5.00%, 05/15/2051	325,000	330,792
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	620,406
5.00%, 06/01/2021	610,000	643,257
Kentucky Housing Corp.
2.45%, 04/01/2021 (1)	13,000,000	13,061,750
Kentucky Public Energy Authority
4.00%, 04/01/2048 (1)	10,590,000	11,068,562
4.00%, 01/01/2049 (1)	10,000,000	10,571,300
4.00%, 12/01/2049 (1)	20,000,000	20,975,200
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,073,040
6.00%, 07/01/2053	530,000	574,684
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	531,000
3.00%, 05/01/2025	525,000	534,324
5.00%, 05/01/2029	1,000,000	1,140,840
5.00%, 05/01/2029	1,025,000	1,184,357
5.00%, 05/01/2032	270,000	309,150
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,195,096
5.00%, 10/01/2023	1,565,000	1,745,633
5.00%, 12/01/2028	120,000	128,005
5.00%, 10/01/2030	2,500,000	2,817,350
5.00%, 12/01/2030	130,000	137,977
5.00%, 10/01/2032	430,000	480,198
1.50%, 10/01/2033 (1)	1,705,000	1,702,272
University of Louisville
3.00%, 09/01/2021	1,230,000	1,258,167

		88,411,675

Louisiana—1.13%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,514,190
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,129,860
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038 (2)	600,000	602,172
5.63%, 06/15/2048 (2)	700,000	702,786
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,207,330
Louisiana Local Government Environmental Facilities & Community Development Authority
5.00%, 10/01/2028	1,045,000	1,232,995
6.50%, 08/01/2029	2,200,000	2,337,368
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,228,110
5.00%, 12/15/2022	230,000	254,877
5.00%, 12/15/2023	335,000	378,259
5.00%, 12/15/2024	330,000	378,487
5.00%, 12/15/2025	275,000	319,368
5.00%, 12/15/2026	300,000	352,113
0.00%, 10/01/2027	2,000,000	1,771,540
5.00%, 12/15/2028	250,000	293,272
5.00%, 12/15/2029	200,000	232,212
5.00%, 12/15/2030	150,000	172,756
5.00%, 05/15/2031	1,250,000	1,410,050
5.00%, 12/15/2031	390,000	447,521
5.00%, 05/15/2032	1,000,000	1,121,040
Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2021	4,000,000	4,287,880
New Orleans Aviation Board
5.00%, 01/01/2023	50,000	54,743
5.00%, 01/01/2024	1,400,000	1,557,122
5.00%, 01/01/2024	55,000	61,173
5.00%, 01/01/2025	50,000	56,296
5.00%, 01/01/2027	850,000	945,591
5.00%, 01/01/2028	155,000	177,126
5.00%, 01/01/2029	810,000	892,669
5.00%, 01/01/2030	275,000	310,293
5.00%, 01/01/2033	2,600,000	2,958,904
5.00%, 01/01/2033	740,000	825,566
5.00%, 01/01/2034	750,000	833,385
5.00%, 01/01/2034	2,750,000	3,115,832
5.00%, 01/01/2034	170,000	188,901
5.00%, 01/01/2036	500,000	551,905
5.00%, 01/01/2037	500,000	549,710
5.00%, 01/01/2040	1,000,000	1,074,880
5.00%, 01/01/2040	1,540,000	1,676,968
State of Louisiana
5.00%, 07/15/2021	1,695,000	1,823,922

		49,029,172

Maine—0.14%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,470,000	1,421,240
5.00%, 07/01/2041	1,235,000	1,306,914
5.00%, 07/01/2043	390,000	406,548
4.00%, 07/01/2046	330,000	313,104
5.00%, 07/01/2046	1,735,000	1,830,303
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	764,471

		6,042,580

Maryland—2.95%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	1,096,850
5.00%, 07/01/2026	720,000	852,581
5.00%, 07/01/2029	4,770,000	5,606,610
5.00%, 09/01/2030	3,000,000	3,374,430
5.00%, 09/01/2032	1,000,000	1,118,830
5.00%, 09/01/2036	1,000,000	1,091,420
5.00%, 09/01/2039	775,000	838,046
5.00%, 09/01/2046	1,500,000	1,606,545
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,476,817
5.00%, 01/01/2033	130,000	141,219
5.00%, 01/01/2036	85,000	91,634
City of Rockville MD
4.00%, 11/01/2021	200,000	204,776
2.50%, 11/01/2024	245,000	233,926
3.00%, 11/01/2025	580,000	562,507
5.00%, 11/01/2030	65,000	69,741
5.00%, 11/01/2042	1,250,000	1,288,613
5.00%, 11/01/2047	1,230,000	1,263,493
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,166,968
County of Baltimore MD
5.00%, 10/01/2023	2,495,000	2,824,864
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,406,746
5.38%, 07/01/2048	625,000	632,863
County of Prince George’s MD
4.00%, 08/01/2027	3,000,000	3,225,750
4.00%, 08/01/2029	4,035,000	4,309,622
4.00%, 08/01/2030	9,865,000	10,466,075
Maryland Community Development Administration
2.60%, 09/01/2022	2,630,000	2,653,828
2.70%, 03/01/2023	3,195,000	3,230,145
2.75%, 09/01/2023	1,010,000	1,022,807
2.85%, 03/01/2024	2,560,000	2,600,602
2.95%, 03/01/2025	3,025,000	3,083,110
3.10%, 03/01/2026	1,445,000	1,479,535
3.25%, 03/01/2027	2,325,000	2,393,936
Maryland Economic Development Corp.
5.00%, 06/01/2023	215,000	236,650
5.00%, 03/31/2024	2,500,000	2,635,350
5.00%, 09/30/2027	50,000	55,188
5.00%, 06/01/2028	2,000,000	2,315,140
5.00%, 09/30/2030	905,000	984,151
5.00%, 06/01/2035	1,415,000	1,586,314
5.00%, 03/31/2046	1,680,000	1,762,270
5.00%, 03/31/2051	1,365,000	1,427,271
5.00%, 06/01/2058	500,000	530,815
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2022	1,000,000	1,063,000
5.00%, 07/01/2022	870,000	947,526
5.00%, 07/01/2024	535,000	601,805
5.00%, 07/01/2024	745,000	839,250
5.25%, 07/01/2026	500,000	563,070
5.50%, 01/01/2029	1,500,000	1,758,975
5.50%, 01/01/2030	1,750,000	2,041,340
5.00%, 07/01/2030	600,000	658,482

5.00%, 07/01/2032	750,000	834,045
5.00%, 07/01/2035	75,000	82,308
5.00%, 08/15/2038	1,945,000	2,123,337
4.00%, 07/01/2042	120,000	118,379
5.00%, 07/01/2043	500,000	531,055
5.00%, 07/01/2045	2,000,000	2,140,540
5.50%, 01/01/2046	1,290,000	1,428,727
5.00%, 07/01/2048	1,000,000	1,058,090
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	965,574
5.00%, 05/01/2032	765,000	876,315
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655,000	5,513,289
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,290,510
State of Maryland
5.00%, 03/01/2020	6,000,000	6,223,020
4.00%, 03/15/2021	1,170,000	1,200,818
5.00%, 08/01/2022	3,000,000	3,324,540
5.00%, 08/01/2024	1,450,000	1,679,317
5.00%, 08/01/2025	5,670,000	6,690,487
State of Maryland Department of Transportation
4.00%, 09/01/2026	5,000,000	5,619,950
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,199,050

		128,320,837

Massachusetts—2.39%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,363,139
Commonwealth of Massachusetts
5.00%, 07/01/2022	485,000	536,119
5.50%, 12/01/2022	1,195,000	1,356,875
5.00%, 09/01/2025	2,245,000	2,489,952
5.00%, 07/01/2027	2,620,000	2,894,288
5.00%, 09/01/2028	2,000,000	2,323,640
5.00%, 12/01/2030	1,500,000	1,760,580
5.00%, 01/01/2032	5,400,000	6,381,180
5.00%, 07/01/2036	12,630,000	14,181,848
1.05%, 08/01/2043 (1)	10,515,000	10,354,962
1.70%, 08/01/2043 (1)	1,750,000	1,724,205
5.25%, 09/01/2043	1,250,000	1,469,412
5.00%, 03/01/2046	205,000	225,180
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,675,306
Massachusetts Development Finance Agency
5.00%, 07/01/2019	1,000,000	1,014,090
5.00%, 07/15/2022	355,000	393,461
5.00%, 07/01/2023	900,000	1,012,203
5.00%, 07/01/2025	1,090,000	1,248,900
5.00%, 10/01/2025	905,000	1,026,551
5.00%, 07/01/2026	1,140,000	1,320,177
5.00%, 10/01/2026	955,000	1,092,463
5.00%, 07/01/2030	590,000	692,577
5.00%, 01/01/2031	475,000	528,162
5.00%, 01/01/2032	635,000	702,786
5.00%, 01/01/2033	540,000	595,663
5.00%, 01/01/2034	710,000	779,552
5.00%, 01/01/2035	745,000	815,812
5.00%, 01/01/2036	1,100,000	1,199,770
5.00%, 10/01/2037 (2)	500,000	517,875

5.00%, 07/01/2038 (1)	8,525,000	9,631,715
5.13%, 11/15/2046 (2)	800,000	812,024
5.00%, 10/01/2047 (2)	375,000	382,425
2.19% (SIFMA Municipal Swap Index + 0.48%), 07/01/2050 (3)	4,000,000	4,003,320
5.00%, 10/01/2057 (2)	1,535,000	1,550,043
Massachusetts Educational Financing Authority
4.00%, 07/01/2019	2,000,000	2,017,800
5.00%, 07/01/2026	5,000,000	5,684,700
Massachusetts Housing Finance Agency
2.26% (SIFMA Municipal Swap Index + 0.55%), 11/01/2048 (3)	10,000,000	10,000,000
Massachusetts Port Authority
5.00%, 07/01/2024	800,000	910,448
5.00%, 07/01/2025	295,000	341,253
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,726,020
5.00%, 10/15/2032	1,000,000	1,074,600
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,139,362

		103,950,438

Michigan—3.10%
Avondale School District
5.00%, 11/01/2022	600,000	659,244
5.00%, 11/01/2023	680,000	761,437
5.00%, 11/01/2024	800,000	912,000
5.00%, 11/01/2025	785,000	907,986
5.00%, 11/01/2026	765,000	896,029
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,760,190
City of Detroit MI
5.00%, 04/01/2021	1,000,000	1,036,880
5.00%, 04/01/2022	835,000	875,932
5.00%, 04/01/2023	750,000	793,672
5.00%, 04/01/2024	900,000	957,906
5.00%, 04/01/2025	900,000	962,577
5.00%, 04/01/2034	1,000,000	1,048,200
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,346,014
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,063,600
City of Royal Oak MI
5.00%, 04/01/2029	500,000	588,580
5.00%, 04/01/2031	1,045,000	1,217,185
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	797,970
5.00%, 10/01/2022	800,000	868,048
5.00%, 10/01/2023	500,000	552,510
5.00%, 10/01/2024	765,000	858,445
Clarkston Community Schools
5.00%, 05/01/2022	445,000	486,105
County of Kent MI
5.00%, 06/01/2028	700,000	826,000
Detroit Downtown Development Authority
5.00%, 07/01/2037	540,000	574,614
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,240,872
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,432,480
5.00%, 07/01/2036	1,000,000	1,112,760
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,121,480

Karegnondi Water Authority
5.25%, 11/01/2040	130,000	142,927
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,447,324
5.00%, 05/01/2021	1,385,000	1,477,698
5.00%, 05/01/2025	3,275,000	3,797,035
Michigan Finance Authority
5.00%, 11/15/2022	275,000	302,420
5.00%, 10/01/2023	1,000,000	1,090,290
5.00%, 10/01/2024	3,000,000	3,477,180
5.00%, 11/01/2024	750,000	861,600
5.00%, 10/01/2025	5,000,000	5,896,900
5.00%, 11/01/2025	1,000,000	1,164,180
5.00%, 12/01/2026	1,190,000	1,398,583
5.00%, 12/01/2029	500,000	587,500
5.00%, 07/01/2030	600,000	671,460
5.00%, 10/01/2030	800,000	888,720
5.00%, 07/01/2033	350,000	387,762
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,897,332
Michigan State Hospital Finance Authority
5.00%, 12/01/2022	125,000	138,441
5.00%, 12/01/2023	1,150,000	1,297,384
5.00%, 12/01/2024	275,000	315,486
5.00%, 12/01/2025	700,000	813,316
1.63%, 11/01/2027 (1)	2,745,000	2,732,538
5.00%, 12/01/2027	415,000	492,671
1.90%, 11/15/2047 (1)	3,000,000	2,975,790
2.40%, 11/15/2047 (1)	850,000	848,632
4.00%, 11/15/2047 (1)	9,750,000	10,462,530
4.00%, 11/15/2047 (1)	4,505,000	4,890,898
Michigan Strategic Fund
5.00%, 06/30/2025	2,000,000	2,250,680
5.00%, 12/31/2025	2,595,000	2,934,245
5.00%, 06/30/2026	2,800,000	3,167,220
1.45%, 09/01/2030 (1)	1,260,000	1,211,326
Michigan Tobacco Settlement Finance Authority
6.00%, 06/01/2048	7,025,000	6,945,196
0.00%, 06/01/2052	7,500,000	358,500
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,164,230
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320,000	11,145,806
Royal Oak School District
5.00%, 05/01/2023	600,000	671,076
5.00%, 05/01/2024	600,000	682,068
State of Michigan
5.00%, 03/15/2020	1,670,000	1,731,890
5.00%, 03/15/2021	1,000,000	1,064,890
5.00%, 03/15/2022	1,170,000	1,277,476
5.00%, 03/15/2023	2,000,000	2,234,500
Wayne County Airport Authority
5.00%, 12/01/2022	200,000	221,824
5.00%, 12/01/2022	300,000	328,593
5.00%, 12/01/2023	400,000	452,060
5.00%, 12/01/2023	250,000	281,792
5.00%, 12/01/2023	550,000	611,820
5.00%, 12/01/2024	375,000	430,654
5.00%, 12/01/2024	500,000	563,595
5.00%, 12/01/2025	600,000	683,616

5.00%, 12/01/2027	4,055,000	4,609,197
5.00%, 12/01/2031	350,000	403,781
5.00%, 12/01/2033	300,000	345,591
5.00%, 12/01/2040	4,000,000	4,474,720
5.00%, 12/01/2042	1,000,000	1,087,520
5.00%, 12/01/2042	900,000	987,381
5.00%, 12/01/2047	1,000,000	1,093,920

		134,530,480

Minnesota—0.66%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,224,587
5.00%, 10/01/2049	2,200,000	2,093,828
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,220,010
City of Moorhead MN
5.00%, 12/01/2025	775,000	854,399
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,053,710
City of Rochester MN
5.00%, 12/01/2025	850,000	908,795
5.25%, 12/01/2038	1,000,000	1,039,270
City of St Paul Park MN
5.00%, 05/01/2053	400,000	410,660
Duluth Economic Development Authority
5.00%, 02/15/2033	500,000	560,995
5.00%, 02/15/2034	750,000	837,757
5.00%, 02/15/2037	1,250,000	1,379,813
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,493,038
5.00%, 02/01/2026	2,315,000	2,706,258
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185,000	3,588,348
State of Minnesota
5.00%, 03/01/2020	1,040,000	1,078,532
5.00%, 06/01/2020	2,345,000	2,449,728
5.00%, 08/01/2023	1,465,000	1,661,134
5.00%, 08/01/2026	1,000,000	1,197,520

		28,758,382

Mississippi—0.25%
State of Mississippi
5.00%, 10/15/2019	4,545,000	4,649,217
5.00%, 10/15/2020	1,750,000	1,838,637
5.00%, 10/15/2021	1,300,000	1,400,997
5.00%, 10/15/2022	1,750,000	1,926,225
5.00%, 10/01/2030	1,000,000	1,183,170

		10,998,246

Missouri—0.69%
Belton School District No 124
5.00%, 03/01/2028	250,000	302,247
5.50%, 03/01/2030	500,000	610,925
5.50%, 03/01/2033	500,000	603,130
5.50%, 03/01/2036	500,000	597,460
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	548,355
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285,000	336,471
5.00%, 01/01/2031	135,000	160,003
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	457,028

Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,717,397
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2025	7,000,000	8,057,420
5.00%, 02/01/2029	1,000,000	1,136,450
5.00%, 02/01/2035	1,000,000	1,045,400
5.00%, 02/01/2036	200,000	221,822
4.00%, 02/01/2040	100,000	101,501
5.00%, 08/01/2040	1,145,000	1,190,663
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	95,000	96,707
4.38%, 11/15/2035	230,000	231,741
4.75%, 11/15/2047	250,000	252,438
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,562,760
Missouri State Health & Educational Facilities Authority
5.00%, 04/01/2027	1,500,000	1,693,065
St Louis County Industrial Development Authority
5.00%, 12/01/2025	985,000	1,035,235
5.50%, 09/01/2033	1,000,000	1,039,860
5.00%, 09/01/2038	930,000	932,762
5.13%, 08/15/2045	200,000	203,296
5.13%, 09/01/2048	2,755,000	2,757,920
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,108,680
5.38%, 06/01/2043	2,000,000	2,159,500

		30,160,236

Montana—0.03%
City of Kalispell MT
5.25%, 05/15/2037	765,000	785,793
5.25%, 05/15/2047	500,000	510,145

		1,295,938

Nebraska—0.24%
Central Plains Energy Project
5.00%, 09/01/2035	930,000	1,061,818
5.00%, 09/01/2042	1,175,000	1,255,441
5.00%, 03/01/2050 (1)	5,000,000	5,450,800
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,001,325
Omaha Airport Authority
5.00%, 12/15/2031	515,000	586,971

		10,356,355

Nevada—1.07%
City of Carson City NV
5.00%, 09/01/2026	550,000	627,599
City of Reno NV
5.00%, 06/01/2038	150,000	168,569
0.00%, 07/01/2058 (2)	2,000,000	226,540
Clark County Nevada School District
5.00%, 06/15/2029	4,080,000	4,780,046
Clark County School District
5.00%, 06/15/2021	420,000	448,312
5.00%, 06/15/2023	370,000	411,692
5.00%, 06/15/2023	1,650,000	1,835,922
5.00%, 06/15/2024	4,500,000	5,086,935
5.00%, 06/15/2025	6,060,000	6,937,791
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	885,693
5.00%, 07/01/2021	1,000,000	1,065,840
5.00%, 07/01/2022	400,000	435,500
5.00%, 07/01/2024	3,320,000	3,736,361

5.00%, 07/01/2024	1,250,000	1,406,763
5.00%, 07/01/2025	2,220,000	2,536,505
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,537,120
5.00%, 11/01/2032	3,000,000	3,406,260
County of Washoe NV
1.50%, 08/01/2031 (1)	1,000,000	996,600
3.00%, 03/01/2036 (1)	700,000	714,133
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2033	1,140,000	1,257,739
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,119,160
5.00%, 06/15/2040	685,000	740,656
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,087,710
5.00%, 06/01/2039	2,815,000	3,145,284

		46,594,730

New Hampshire—0.53%
New Hampshire Business Finance Authority
4.00%, 01/01/2019	565,000	565,000
5.00%, 01/01/2024	720,000	790,531
New Hampshire Health and Education Facilities Authority Act
3.50%, 07/01/2022 (2)	100,000	100,014
5.00%, 07/01/2023	500,000	562,335
4.13%, 07/01/2024 (2)	255,000	255,464
5.25%, 07/01/2027 (2)	1,250,000	1,251,112
5.00%, 08/01/2027	750,000	889,485
5.00%, 10/01/2028	1,580,000	1,765,603
5.00%, 07/01/2030	390,000	457,805
5.00%, 10/01/2032	2,825,000	3,102,104
4.00%, 10/01/2038	115,000	112,837
5.00%, 10/01/2038	425,000	456,552
6.25%, 07/01/2042 (2)	700,000	732,830
5.00%, 07/01/2044	1,970,000	2,143,242
6.13%, 07/01/2052 (2)	495,000	512,375
New Hampshire Solid Waste Disposal Authority
2.46% (SIFMA Municipal Swap Index + 0.75%), 10/01/2033 (3)	9,500,000	9,474,730

		23,172,019

New Jersey—3.24%
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	710,250
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	593,260
5.00%, 01/15/2029	1,000,000	1,178,530
5.00%, 01/15/2033	500,000	579,030
City of Jersey City NJ
2.50%, 01/18/2019	3,000,000	3,000,900
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,100,770
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,241,360
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,555,845
4.00%, 01/01/2020	115,000	115,100
5.00%, 10/01/2022	810,000	874,695
5.00%, 01/01/2023	400,000	433,352
5.00%, 03/01/2023	4,045,000	4,387,126
5.00%, 03/01/2024	2,405,000	2,588,670
5.00%, 06/15/2024	2,000,000	2,198,640
5.00%, 06/15/2025	5,190,000	5,752,804

5.00%, 06/01/2026	900,000	1,030,365
5.50%, 01/01/2027	500,000	553,910
5.00%, 06/15/2028	605,000	640,090
5.00%, 06/15/2029	1,000,000	1,056,330
3.13%, 07/01/2029	1,000,000	1,000,070
5.50%, 06/15/2030	2,000,000	2,263,600
5.63%, 11/15/2030	2,095,000	2,349,878
5.00%, 01/01/2031	500,000	540,760
5.13%, 01/01/2034	590,000	628,851
5.00%, 10/01/2037	4,225,000	4,501,822
5.25%, 01/01/2044	190,000	189,476
5.00%, 10/01/2047	2,450,000	2,575,562
5.63%, 01/01/2052	2,000,000	2,159,900
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930,000	1,012,714
5.00%, 07/01/2023	3,390,000	3,714,898
5.00%, 07/01/2032	4,920,000	5,533,819
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2019	1,225,000	1,240,557
5.00%, 07/01/2021	40,000	42,553
5.00%, 07/01/2022	540,000	586,980
5.00%, 07/01/2023	140,000	154,791
5.00%, 07/01/2023	530,000	594,867
5.00%, 07/01/2024	110,000	123,197
5.00%, 07/01/2024	2,500,000	2,733,325
5.00%, 07/01/2025	120,000	135,882
5.00%, 07/01/2025	1,580,000	1,724,112
5.00%, 07/01/2026	40,000	45,622
5.00%, 07/01/2027	60,000	68,130
5.00%, 07/01/2028	155,000	180,297
5.00%, 07/01/2030	165,000	184,186
5.00%, 07/01/2031	430,000	443,244
5.63%, 07/01/2032	380,000	414,132
5.00%, 07/01/2033	500,000	562,030
5.00%, 07/01/2041	815,000	866,239
5.00%, 07/01/2046	2,375,000	2,591,885
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	511,500
5.50%, 12/01/2021	2,260,000	2,446,518
5.00%, 12/01/2044	1,000,000	1,047,790
New Jersey Housing & Mortgage Finance Agency
2.02%, 08/01/2021 (1)	3,000,000	2,995,800
2.41%, 10/01/2021 (1)	5,000,000	5,022,900
3.55%, 04/01/2027	2,190,000	2,218,098
3.65%, 04/01/2028	1,580,000	1,600,034
New Jersey Transportation Trust Fund Authority
5.25%, 12/15/2022	1,760,000	1,927,746
5.00%, 12/15/2023	2,700,000	2,960,955
5.25%, 12/15/2023	3,940,000	4,365,953
5.50%, 12/15/2023	190,000	212,716
5.00%, 06/15/2024	1,035,000	1,147,680
5.00%, 06/15/2025	450,000	488,592
0.00%, 12/15/2026	2,600,000	1,921,530
5.00%, 06/15/2027	235,000	263,499
5.00%, 06/15/2029	1,200,000	1,332,072
0.00%, 12/15/2030	2,000,000	1,235,740
5.00%, 12/15/2030	2,000,000	2,211,240
5.00%, 06/15/2031	1,125,000	1,236,353
5.00%, 12/15/2032	1,340,000	1,468,680
5.00%, 12/15/2033	14,340,000	15,630,313
5.00%, 12/15/2035	1,340,000	1,449,076

New Jersey Turnpike Authority
5.00%, 01/01/2033	5,000,000	5,582,700
State of New Jersey Healthcare Facilities, Tender Option Bond Trust, Series 2017-ZM0546
1.86%, 07/01/2025 (1) (2)	600,000	600,000
Tobacco Settlement Financing Corp./NJ
5.00%, 06/01/2023	570,000	623,170
5.00%, 06/01/2046	1,800,000	1,870,506
5.25%, 06/01/2046	2,300,000	2,451,961
Township of Montclair NJ
4.00%, 03/01/2023	800,000	865,888
4.00%, 03/01/2027	325,000	366,922

		140,810,338

New Mexico—0.30%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400,000	2,843,760
5.00%, 07/01/2028	1,700,000	2,004,079
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	938,072
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	566,028
New Mexico Mortgage Finance Authority
1.35%, 06/01/2020 (1)	3,000,000	2,990,550
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,646,387

		12,988,876

New York—10.38%
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	220,032
5.00%, 08/01/2023	230,000	258,428
4.88%, 05/01/2031 (2)	750,000	754,140
5.00%, 01/01/2035 (2)	3,900,000	4,114,539
5.50%, 05/01/2048 (2)	1,350,000	1,377,526
City of Ithaca NY
2.75%, 02/15/2019	2,800,000	2,802,884
City of New York NY
5.00%, 08/01/2021	6,000,000	6,465,660
5.00%, 08/01/2022	1,065,000	1,176,708
5.00%, 08/01/2025	1,600,000	1,872,928
5.00%, 08/01/2027	2,975,000	3,460,698
5.00%, 08/01/2027	400,000	460,680
5.00%, 08/01/2028	400,000	464,776
5.00%, 08/01/2028	3,975,000	4,597,723
5.00%, 08/01/2028	700,000	820,638
5.00%, 08/01/2029	1,500,000	1,792,080
5.00%, 08/01/2029	1,305,000	1,559,110
5.00%, 08/01/2032	1,745,000	2,035,909
1.72%, 04/01/2042 (1)	2,500,000	2,500,000
City of Troy NY
2.75%, 02/08/2019	6,500,000	6,504,680
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,595,880
5.00%, 09/01/2025	1,015,000	1,181,968
County of Broome NY
3.00%, 05/03/2019	8,000,000	8,027,760
County of Erie NY
5.00%, 06/01/2019	1,000,000	1,013,360
5.00%, 09/15/2019	500,000	511,245
5.00%, 06/01/2020	500,000	522,115
5.00%, 09/15/2020	350,000	368,540

5.00%, 06/01/2021	750,000	805,260
5.00%, 09/15/2021	225,000	243,452
5.00%, 06/01/2025	1,000,000	1,163,310
County of Nassau NY
5.00%, 10/01/2024	5,000,000	5,713,700
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,145,001
County of Suffolk NY
4.00%, 02/01/2028	1,865,000	2,032,328
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	616,350
Genesee Valley Central School District
4.00%, 08/28/2019	1,400,000	1,418,116
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	530,000	128,695
0.00%, 01/01/2055	710,000	566,040
5.00%, 01/01/2056	485,000	487,537
Hempstead Town Local Development Corp.
5.89%, 02/01/2032	1,250,000	1,168,825
6.47%, 02/01/2033	1,000,000	980,960
6.24%, 02/01/2047	1,000,000	905,960
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	1,948,540
Long Island Power Authority
5.00%, 09/01/2022	1,000,000	1,106,120
5.00%, 09/01/2023	550,000	622,023
5.00%, 09/01/2024	2,735,000	2,999,857
5.00%, 09/01/2024	565,000	649,733
5.00%, 09/01/2025	1,000,000	1,166,510
5.00%, 09/01/2026	2,000,000	2,360,320
5.00%, 09/01/2027	6,500,000	7,724,795
2.39% (1 Month LIBOR USD + 0.75%), 05/01/2033 (3)	10,000,000	9,995,500
5.00%, 09/01/2039	1,725,000	1,961,239
Metropolitan Transportation Authority
5.00%, 05/15/2020	1,400,000	1,454,292
5.00%, 09/01/2021	25,000,000	26,792,250
5.00%, 11/15/2021	640,000	690,618
5.00%, 11/15/2021	500,000	539,545
5.00%, 11/15/2023	3,225,000	3,611,033
2.16% (SIFMA Municipal Swap Index + 0.45%), 11/01/2026 (3)	2,910,000	2,892,103
0.00%, 11/15/2033	1,600,000	931,776
2.22% (1 Month LIBOR USD + 0.65%), 11/01/2035 (3)	8,675,000	8,675,000
5.00%, 11/15/2036	10,000,000	10,944,600
5.25%, 11/15/2036	1,015,000	1,183,997
5.00%, 11/15/2045 (1)	4,470,000	4,696,718
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,582,605
5.00%, 11/15/2056	4,380,000	4,653,356
Nassau County Industrial Development Agency
6.50%, 01/01/2034	672,500	687,631
6.70%, 01/01/2049	793,750	820,968
New York City Housing Development Corp.
2.75%, 05/01/2050 (1)	6,500,000	6,514,300
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2024	200,000	230,148
5.00%, 07/15/2032	2,000,000	2,325,320
New York City Transitional Finance Authority Future Tax Secured Revenue
1.94%, 11/01/2022 (1)	2,035,000	2,035,000
5.00%, 11/01/2028	1,500,000	1,741,140
5.00%, 11/01/2029	2,000,000	2,289,620

5.00%, 02/01/2030	4,480,000	5,158,407
5.00%, 05/01/2033	2,535,000	2,978,574
5.00%, 08/01/2034	700,000	821,506
5.00%, 08/01/2035	1,600,000	1,871,904
5.00%, 02/01/2041	200,000	219,968
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	6,962,740
5.00%, 06/15/2032	5,000,000	5,329,600
5.00%, 06/15/2035	9,025,000	10,307,633
5.00%, 06/15/2036	5,000,000	5,683,500
5.00%, 06/15/2037	6,000,000	6,728,760
5.00%, 06/15/2039	8,320,000	9,273,638
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,405,600
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	2,768,826
5.38%, 11/15/2040 (2)	3,500,000	3,670,870
5.00%, 11/15/2044 (2)	1,500,000	1,538,985
5.75%, 11/15/2051	2,000,000	2,190,880
New York State Dormitory Authority
4.00%, 12/01/2019 (2)	500,000	506,975
5.00%, 12/01/2022 (2)	900,000	979,461
5.00%, 07/01/2023	250,000	282,085
5.00%, 12/15/2023	1,000,000	1,112,180
5.00%, 03/15/2024	3,700,000	4,241,569
5.00%, 05/01/2024	4,870,000	5,564,998
5.00%, 07/01/2024	250,000	287,297
5.00%, 07/01/2025	250,000	291,818
5.00%, 03/15/2027	2,500,000	2,886,300
5.00%, 10/01/2028	1,735,000	2,067,721
5.00%, 10/01/2029	1,430,000	1,695,608
5.00%, 10/01/2030	1,910,000	2,251,680
5.25%, 03/15/2033	6,000,000	6,943,680
5.00%, 03/15/2035	18,190,000	21,331,777
New York State Thruway Authority
5.00%, 05/01/2019	18,800,000	19,000,032
5.00%, 01/01/2032	2,835,000	3,191,983
New York State Urban Development Corp.
5.00%, 03/15/2022	360,000	394,834
5.00%, 03/15/2023	700,000	784,476
5.00%, 03/15/2024	400,000	457,272
5.00%, 03/15/2032	9,500,000	11,103,505
5.00%, 03/15/2035	2,800,000	3,129,112
New York Transportation Development Corp.
5.00%, 08/01/2019	2,000,000	2,025,920
5.00%, 08/01/2021	2,410,000	2,539,682
5.00%, 01/01/2023	270,000	294,540
5.00%, 08/01/2026	1,000,000	1,043,420
5.00%, 08/01/2031	5,105,000	5,285,666
5.00%, 01/01/2034	5,500,000	6,082,725
5.00%, 07/01/2041	2,300,000	2,424,039
5.00%, 07/01/2046	800,000	841,120
Port Authority of New York & New Jersey
5.00%, 09/15/2024	5,115,000	5,831,049
5.00%, 09/15/2026	4,160,000	4,852,473
5.00%, 10/15/2028	4,000,000	4,548,000
5.25%, 07/15/2030	9,705,000	10,312,339
5.00%, 10/15/2033	3,500,000	3,896,480
5.00%, 10/15/2034	4,005,000	4,551,042

Ravena Coeymans Selkirk Central School District
4.00%, 08/16/2019	200,000	202,594
State of New York Mortgage Agency
3.45%, 04/01/2026	2,185,000	2,231,366
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	323,010
5.00%, 07/01/2028	1,750,000	1,861,283
Tompkins County Development Corp.
5.00%, 07/01/2044	115,000	120,506
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	4,018,233
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2030	4,000,000	4,960,840
2.12% (Secured Overnight Financing Rate + 0.50%), 11/15/2038 (3)	20,000,000	20,036,800
Utility Debt Securitization Authority
5.00%, 12/15/2032	640,000	715,315
5.00%, 12/15/2033	12,000,000	13,746,360
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	161,586

		450,984,340

North Carolina—1.08%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,627,635
1.70%, 01/15/2037 (1)	2,220,000	2,220,000
5.00%, 01/15/2048 (1)	5,000,000	5,431,500
City of Charlotte NC Airport Revenue
5.00%, 07/01/2022	1,310,000	1,432,721
County of New Hanover NC
5.00%, 10/01/2022	1,000,000	1,102,350
5.00%, 10/01/2023	1,125,000	1,262,903
5.00%, 10/01/2034	1,000,000	1,127,360
County of Wake NC
5.00%, 03/01/2023	1,900,000	2,136,151
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,420,604
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	505,455
5.00%, 06/01/2021	500,000	532,570
2.35%, 06/01/2038 (1)	810,000	809,838
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2021	1,965,000	2,087,636
North Carolina Medical Care Commission
5.00%, 10/01/2022	40,000	42,360
5.00%, 10/01/2023	30,000	32,031
5.00%, 10/01/2023	110,000	119,962
3.55%, 10/01/2024	1,110,000	1,110,089
5.00%, 10/01/2024	300,000	330,099
5.00%, 10/01/2024	35,000	37,539
5.00%, 10/01/2025	25,000	26,938
5.00%, 10/01/2025	250,000	269,383
5.00%, 10/01/2026	250,000	274,700
1.73%, 10/01/2028 (1)	1,940,000	1,940,000
5.00%, 10/01/2030	220,000	229,229
5.00%, 10/01/2030	460,000	495,107
5.00%, 10/01/2030	2,100,000	2,185,995
5.00%, 10/01/2031	2,950,000	3,098,503
5.00%, 10/01/2031	245,000	262,005
6.25%, 07/01/2035	1,000,000	1,092,150
5.00%, 10/01/2036	130,000	133,795
5.00%, 09/01/2037	2,000,000	2,078,740
5.00%, 10/01/2037	250,000	257,257

4.88%, 07/01/2040	550,000	558,096
5.00%, 09/01/2041	440,000	450,657
5.00%, 10/01/2043	2,000,000	1,999,840
North Carolina Turnpike Authority
5.00%, 01/01/2027	530,000	619,618
5.00%, 01/01/2032	1,000,000	1,111,180
5.00%, 07/01/2051	1,700,000	1,809,140
State of North Carolina
5.00%, 03/01/2022	1,000,000	1,091,430
5.00%, 03/01/2023	2,335,000	2,606,350

		46,958,916

Ohio—1.97%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	597,548
5.25%, 11/15/2032	645,000	725,309
5.25%, 11/15/2033	1,770,000	1,983,905
American Municipal Power, Inc.
5.00%, 02/15/2034 (1)	4,770,000	4,789,462
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	3,600,000	3,415,464
6.50%, 06/01/2047	3,000,000	2,992,530
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450,000	2,759,190
Clermont County Port Authority
5.00%, 12/01/2029	750,000	857,565
5.00%, 12/01/2030	850,000	967,886
5.00%, 12/01/2031	650,000	739,713
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2053	900,000	975,780
County of Allen OH Hospital Facilities Revenue
5.00%, 08/01/2047 (1)	500,000	547,015
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,794,300
5.00%, 02/15/2042	525,000	547,008
5.50%, 02/15/2052	1,790,000	1,926,882
5.50%, 02/15/2057	1,245,000	1,335,810
County of Fairfield OH
4.25%, 06/15/2024	1,470,000	1,517,496
County of Franklin OH
5.00%, 11/15/2033 (1)	12,790,000	14,267,245
County of Hamilton OH
4.00%, 01/01/2021	450,000	456,381
5.00%, 01/01/2022	465,000	486,418
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,743,435
5.00%, 02/15/2048	2,080,000	2,117,024
County of Wood OH
5.00%, 12/01/2032	115,000	120,011
5.00%, 12/01/2042	145,000	149,032
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	801,346
Ohio Air Quality Development Authority
4.25%, 01/15/2038 (2)	250,000	248,062
4.50%, 01/15/2048 (2)	275,000	276,620
Ohio Housing Finance Agency
2.50%, 10/01/2021 (1)	2,850,000	2,865,476
2.45%, 11/01/2021 (1)	2,385,000	2,397,712
Ohio Water Development Authority
5.00%, 06/01/2028	9,290,000	11,257,065

Southeastern Ohio Port Authority
5.75%, 12/01/2032	445,000	475,745
6.00%, 12/01/2042	550,000	579,057
5.50%, 12/01/2043	1,000,000	1,042,400
State of Ohio
4.00%, 09/01/2021	3,980,000	4,200,054
5.00%, 08/01/2024	2,500,000	2,888,225
5.00%, 01/01/2030	1,170,000	1,390,814
University of Akron
5.00%, 01/01/2037	6,675,000	7,441,757
University of Cincinnati
5.00%, 06/01/2028	250,000	296,100
5.00%, 06/01/2029	400,000	471,436

		85,444,278

Oklahoma—1.08%
Cache Educational Facilities Authority
5.00%, 09/01/2026	3,220,000	3,758,448
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,638,195
5.00%, 09/01/2028	1,000,000	1,152,950
Canadian County Oklahoma Educational Facilities
5.00%, 09/01/2026	1,725,000	2,017,370
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	365,000	414,735
5.00%, 09/01/2025	300,000	345,549
5.00%, 09/01/2026	375,000	436,290
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,794,953
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	581,708
5.00%, 12/01/2025	545,000	623,534
5.00%, 12/01/2026	320,000	370,378
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	434,078
5.00%, 09/01/2030	1,235,000	1,417,335
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,126,040
Norman Regional Hospital Authority
5.00%, 09/01/2022	325,000	354,796
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040,000	2,328,211
5.00%, 07/01/2026	2,195,000	2,527,433
5.00%, 07/01/2030	1,350,000	1,559,574
5.00%, 07/01/2032	2,960,000	3,393,285
5.00%, 07/01/2035	3,240,000	3,666,060
Oklahoma County Finance Authority
5.70%, 04/01/2025	540,000	540,081
5.13%, 04/01/2042	1,900,000	1,631,321
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,214,234
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,042,547
4.00%, 12/01/2022	530,000	565,558
4.00%, 06/01/2023	1,305,000	1,399,808
5.00%, 08/15/2026	1,600,000	1,812,896
5.00%, 08/15/2029	420,000	478,040
5.00%, 08/15/2033	200,000	221,040
5.25%, 08/15/2048	1,500,000	1,621,020
5.50%, 08/15/2052	830,000	909,788
5.50%, 08/15/2057	1,000,000	1,095,300

Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120,000	1,276,811
5.00%, 06/01/2033	1,240,000	1,402,874
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	248,405
5.00%, 11/15/2029	400,000	432,400

		46,833,045

Oregon—0.70%
Clackamas County Hospital Facility Authority
3.00%, 11/15/2022	120,000	120,079
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,286,860
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	226,750
5.00%, 09/01/2032	270,000	305,324
5.00%, 09/01/2046	1,000,000	1,095,770
Oregon State Lottery
5.00%, 04/01/2036	2,500,000	2,880,450
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,095,310
5.00%, 07/01/2033	3,485,000	3,807,955
Washington & Multnomah Counties School District No 48J Beaverton
5.00%, 06/15/2035	12,780,000	14,799,112
Washington County School District No 1 West Union
5.00%, 06/15/2028	1,525,000	1,825,318
Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,035,240

		30,478,168

Pennsylvania—4.77%
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022 (2)	2,000,000	2,076,160
5.00%, 05/01/2025	1,000,000	1,055,060
5.00%, 05/01/2032 (2)	2,025,000	2,142,106
Capital Region Water
5.00%, 07/15/2023	1,750,000	1,962,712
5.00%, 07/15/2025	1,000,000	1,154,380
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	487,844
5.00%, 07/15/2028	350,000	406,931
Chester County Industrial Development Authority
4.38%, 03/01/2028 (2)	175,000	171,817
5.00%, 03/01/2038 (2)	525,000	525,346
5.13%, 03/01/2048 (2)	1,050,000	1,051,827
City of Philadelphia PA
5.00%, 08/01/2023	4,000,000	4,459,280
5.00%, 07/15/2026	2,475,000	2,747,349
5.00%, 08/01/2027	1,500,000	1,745,085
5.00%, 08/01/2028	6,000,000	6,760,980
5.00%, 08/01/2031	8,000,000	9,195,440
5.00%, 08/01/2033	2,000,000	2,244,220
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030	1,000,000	1,139,340
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,374,490
5.00%, 11/01/2027	1,540,000	1,833,832
5.00%, 11/01/2032	1,000,000	1,157,420
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,692,874
Coatesville School District
5.00%, 08/01/2025	875,000	985,976

Commonwealth Financing Authority
5.00%, 06/01/2023	750,000	830,482
5.00%, 06/01/2027	1,500,000	1,736,010
5.00%, 06/01/2028	2,500,000	2,909,475
5.00%, 06/01/2035	325,000	364,348
Commonwealth of Pennsylvania
5.00%, 02/01/2020	2,050,000	2,117,671
5.00%, 11/01/2020	2,800,000	2,943,220
5.00%, 08/15/2021	1,015,000	1,092,231
5.00%, 11/01/2021	2,000,000	2,152,080
5.00%, 09/15/2022	1,750,000	1,929,043
5.00%, 02/01/2023	895,000	992,949
5.00%, 03/15/2023	9,970,000	11,092,223
5.00%, 03/15/2031	430,000	483,483
County of Luzerne PA
5.00%, 12/15/2029	750,000	851,827
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	172,251
Dauphin County General Authority
5.00%, 06/01/2020	815,000	847,559
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,316,612
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,237,544
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	3,828,464
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,155,360
5.00%, 04/01/2030	2,805,000	3,224,824
Franklin County Industrial Development Authority/PA
5.00%, 12/01/2053	500,000	500,750
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2021	275,000	289,547
5.00%, 07/01/2022	325,000	347,750
5.00%, 07/01/2023	325,000	352,710
5.00%, 07/01/2030	780,000	855,122
5.00%, 07/01/2034	2,000,000	2,156,280
Lancaster County Hospital Authority/PA
5.00%, 07/01/2023	775,000	821,632
5.00%, 07/01/2031	450,000	469,935
5.00%, 12/01/2032	250,000	253,070
5.00%, 12/01/2037	820,000	820,525
5.00%, 07/01/2045	1,970,000	2,014,916
5.00%, 12/01/2047	2,010,000	1,982,684
Lehigh County Industrial Development Authority
1.80%, 02/15/2027 (1)	1,000,000	969,180
1.80%, 09/01/2029 (1)	670,000	649,103
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,116,630
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2022	525,000	576,035
5.00%, 09/01/2023	460,000	515,232
5.00%, 10/01/2023	50,000	54,714
5.00%, 09/01/2024	410,000	467,031
5.00%, 10/01/2028	1,000,000	1,128,410
5.00%, 10/01/2036	1,320,000	1,437,348
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,706,375
5.25%, 01/01/2040	1,510,000	1,479,891
5.38%, 01/01/2050	500,000	493,680

Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	504,440
2.68% (1 Month LIBOR USD + 1.04%), 08/15/2048 (3)	1,625,000	1,624,578
4.00%, 08/15/2048	470,000	471,476
Pennsylvania Economic Development Financing Authority
4.00%, 03/15/2020	1,000,000	1,024,660
1.70%, 08/01/2037 (1)	1,000,000	985,660
2.15%, 08/01/2045 (1)	3,100,000	3,099,287
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,193,420
5.00%, 06/15/2024	3,005,000	3,419,990
5.00%, 06/15/2025	1,855,000	2,140,392
5.00%, 08/15/2029	1,600,000	1,871,792
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,567,563
5.00%, 09/01/2021	1,400,000	1,513,582
5.00%, 09/01/2022	2,295,000	2,541,965
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,254,080
5.00%, 06/01/2032	2,000,000	2,229,220
5.00%, 06/01/2033	3,155,000	3,504,416
5.00%, 12/01/2034	1,000,000	1,131,940
5.00%, 06/01/2036	5,000,000	5,465,250
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	212,755
5.00%, 07/01/2032	600,000	620,130
5.00%, 07/01/2037	150,000	152,387
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	821,048
Pittsburgh Housing Authority
1.40%, 10/01/2021 (1)	1,500,000	1,491,285
Reading School District
5.00%, 02/01/2019	1,660,000	1,663,835
5.00%, 02/01/2020	1,000,000	1,031,160
5.00%, 02/01/2020	1,000,000	1,031,160
5.00%, 02/01/2021	1,000,000	1,055,290
5.00%, 02/01/2022	1,920,000	2,072,563
5.00%, 03/01/2035	1,100,000	1,245,398
5.00%, 03/01/2036	1,250,000	1,409,475
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,444,871
School District of Philadelphia
5.25%, 09/01/2023	1,750,000	1,828,645
5.00%, 09/01/2026	1,580,000	1,808,752
5.00%, 09/01/2030	15,000	17,853
5.00%, 09/01/2030	3,985,000	4,483,165
5.00%, 09/01/2031	1,000,000	1,120,680
5.00%, 09/01/2031	1,200,000	1,367,532
5.00%, 09/01/2032	1,200,000	1,362,216
Scranton School District/PA
5.00%, 06/01/2033	530,000	597,336
5.00%, 06/01/2035	515,000	575,595
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,027,609
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,101,324
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,644,458
5.00%, 12/01/2022	7,370,000	8,089,828
5.00%, 04/01/2023	2,500,000	2,690,275
5.00%, 06/15/2025	3,000,000	3,421,140

5.00%, 06/01/2026	180,000	202,750
5.00%, 06/01/2029	500,000	583,485
5.25%, 09/15/2030	1,000,000	1,134,240
5.00%, 12/01/2032	3,060,000	3,471,937
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,085,940
5.00%, 01/01/2038	2,125,000	2,292,535
Upper Merion Area School District/PA
5.00%, 01/15/2030	600,000	696,192
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,330,524
5.00%, 02/15/2028	400,000	450,300

		207,286,054

Puerto Rico—0.09%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2019	600,000	576,000
6.13%, 07/01/2024	330,000	315,975
5.13%, 07/01/2047	1,000,000	1,011,550
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,507,515
5.50%, 07/01/2019	500,000	505,030
5.25%, 07/01/2027	145,000	156,713

		4,072,783

Rhode Island—0.21%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,308,552
Rhode Island Commerce Corp.
5.00%, 06/15/2019	865,000	877,300
5.00%, 06/15/2020	3,000,000	3,133,230
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	762,228
5.00%, 09/01/2036	100,000	105,323
5.00%, 05/15/2039	700,000	753,970
Rhode Island Student Loan Authority
5.00%, 12/01/2024	600,000	665,916
5.00%, 12/01/2025	750,000	840,000
3.50%, 12/01/2034	675,000	678,699

		9,125,218

South Carolina—2.05%
City of Charleston SC Waterworks & Sewer System Revenue
5.00%, 01/01/2040	10,000,000	11,194,600
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	498,605
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250,000	274,107
5.00%, 11/01/2023	300,000	334,911
5.00%, 11/01/2024	780,000	883,756
Patriots Energy Group Financing Agency
4.00%, 10/01/2048 (1)	38,245,000	40,402,400
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	639,192
4.00%, 12/01/2021	1,895,000	1,975,386
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,184,338
South Carolina Jobs-Economic Development Authority
2.25%, 05/01/2019 (2)	2,000,000	1,994,740
5.00%, 11/01/2028	700,000	773,997
6.00%, 02/01/2035 (2)	525,000	521,231
5.00%, 05/01/2037	500,000	500,980
5.00%, 05/01/2042	500,000	493,190

5.00%, 05/01/2043	4,675,000	5,096,545
6.25%, 02/01/2045 (2)	995,000	996,811
5.00%, 04/01/2047	2,000,000	1,996,840
5.00%, 04/01/2052	1,750,000	1,721,982
South Carolina Ports Authority
5.00%, 07/01/2022	2,000,000	2,188,060
South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,294,707
5.00%, 12/01/2032	1,500,000	1,647,765
5.00%, 12/01/2035	1,500,000	1,638,015
5.00%, 12/01/2041	3,000,000	3,210,030
5.75%, 12/01/2043	2,000,000	2,347,080
5.00%, 12/01/2049	1,900,000	1,979,363
5.00%, 12/01/2050	2,665,000	2,791,268
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	356,789

		88,936,688

South Dakota—0.10%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	750,908
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2029	800,000	907,600
5.00%, 11/01/2030	1,000,000	1,127,870
5.00%, 11/01/2042	145,000	155,624
5.00%, 11/01/2045	1,500,000	1,611,945

		4,553,947

Tennessee—1.12%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,269,524
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2019	600,000	604,536
5.00%, 10/01/2021	1,000,000	1,070,270
5.00%, 10/01/2022	325,000	354,468
5.00%, 10/01/2030	500,000	548,460
5.00%, 10/01/2032	1,215,000	1,319,781
5.00%, 10/01/2035	2,260,000	2,419,895
County of Monroe TN
1.20%, 06/15/2019	1,500,000	1,496,685
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2022	500,000	544,375
5.00%, 07/01/2025	1,850,000	2,044,638
5.00%, 07/01/2035	1,275,000	1,439,348
Johnson City Health & Educational Facilities Board
6.50%, 07/01/2038	735,000	784,473
5.00%, 08/15/2042	2,000,000	2,101,000
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	1,981,494
5.00%, 04/01/2024	1,000,000	1,099,910
5.00%, 04/01/2027	1,740,000	1,939,943
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	300,000	311,469
5.50%, 07/01/2037	600,000	630,726
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028 (2)	1,050,000	1,076,418
5.13%, 06/01/2036 (2)	3,290,000	3,400,281
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037 (2)	1,590,000	1,447,711
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725,000	3,046,959
4.00%, 05/01/2048 (1)	7,485,000	7,777,139
4.00%, 11/01/2049 (1)	7,070,000	7,414,168
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County
1.88%, 07/01/2021 (1)	2,400,000	2,396,664

		48,520,335

Texas—11.94%
Alamito Public Facility Corp.
2.25%, 06/01/2021 (1)	3,000,000	3,003,300
2.50%, 11/01/2021 (1)	15,000,000	15,108,150
Alamo Community College District
4.00%, 02/15/2020	1,000,000	1,024,760
4.00%, 02/15/2021	715,000	746,603
3.00%, 08/15/2021	7,695,000	7,913,923
4.00%, 02/15/2022	665,000	707,054
4.00%, 02/15/2023	1,000,000	1,079,050
3.00%, 11/01/2046 (1)	2,100,000	2,114,532
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	488,996
5.00%, 08/01/2028	310,000	363,227
5.00%, 08/01/2031	565,000	652,665
5.00%, 08/01/2031	300,000	346,548
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	272,425
5.00%, 01/01/2025	150,000	166,693
5.00%, 01/01/2028	400,000	445,768
5.00%, 01/01/2029	425,000	472,477
5.00%, 01/01/2030	720,000	781,668
5.00%, 01/01/2032	1,700,000	1,872,754
5.00%, 01/01/2034	730,000	781,071
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,587,450
5.00%, 10/01/2025	1,780,000	2,040,272
5.00%, 10/01/2026	1,400,000	1,622,558
5.00%, 10/01/2028	1,925,000	2,240,026
5.00%, 10/01/2030	2,175,000	2,507,296
5.00%, 10/01/2033	2,000,000	2,282,440
5.00%, 10/01/2034	2,000,000	2,272,600
5.00%, 10/01/2036	1,000,000	1,127,360
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,117,590
5.00%, 05/01/2024	1,000,000	1,139,470
5.00%, 05/01/2025	1,000,000	1,160,040
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	559,697
Central Texas Regional Mobility Authority
4.00%, 01/01/2022	5,000,000	5,181,500
5.00%, 01/01/2022	500,000	536,445
5.00%, 01/01/2024	175,000	194,120
5.00%, 01/01/2025	225,000	252,934
5.00%, 01/01/2026	350,000	398,129
5.00%, 01/01/2028	300,000	338,208
5.75%, 01/01/2031	2,210,000	2,371,242
5.00%, 01/01/2034	1,475,000	1,615,995
6.00%, 01/01/2041	2,925,000	3,152,653
5.00%, 01/01/2042	1,335,000	1,414,659
5.00%, 01/01/2046	1,600,000	1,727,152
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,673,825
City of Arlington TX
5.00%, 02/15/2045	530,000	553,564

City of Austin TX
5.00%, 09/01/2033	2,920,000	3,342,144
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	255,000	279,508
City of Dallas TX
5.00%, 02/15/2023	1,000,000	1,086,080
5.00%, 02/15/2024	1,055,000	1,198,828
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	615,314
5.00%, 10/01/2031	800,000	932,032
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,610,531
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,112,410
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	826,182
City of Houston TX
5.00%, 03/01/2023	1,975,000	2,207,872
5.00%, 03/01/2025	750,000	869,888
5.00%, 03/01/2029	1,000,000	1,177,030
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	1,000,000	1,069,940
5.00%, 07/01/2027	3,000,000	3,580,920
5.00%, 07/01/2029	1,000,000	1,168,680
5.00%, 07/01/2031	1,750,000	2,024,785
5.00%, 07/01/2032	1,750,000	2,012,342
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2022	200,000	222,372
5.00%, 11/15/2023	225,000	255,589
5.00%, 05/15/2028	410,000	464,690
5.00%, 11/15/2030	2,005,000	2,394,371
5.00%, 11/15/2033	6,220,000	6,693,902
5.00%, 11/15/2033	1,325,000	1,425,951
5.00%, 11/15/2033	400,000	459,604
City of San Antonio TX
5.00%, 08/01/2036	5,000,000	5,849,700
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2023	4,000,000	4,469,280
5.00%, 02/01/2030	1,000,000	1,184,290
2.00%, 02/01/2033 (1)	1,115,000	1,105,623
3.00%, 12/01/2045 (1)	5,150,000	5,234,408
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,940,576
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	2,250,000	2,273,535
Coppell Independent School District
4.00%, 08/15/2021	3,250,000	3,422,510
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,073,460
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,611,610
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,766,130
5.00%, 02/15/2031	1,280,000	1,471,206
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,064,640
1.85%, 08/15/2034 (1)	5,000,000	4,991,400
Cypress-Fairbanks Independent School District
5.00%, 02/15/2027	470,000	551,507
1.40%, 02/15/2040 (1)	1,000,000	989,360

2.13%, 02/15/2040 (1)	10,000,000	9,983,400
1.40%, 02/15/2044 (1)	1,000,000	989,360
5.00%, 02/15/2044	585,000	641,552
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,098,638
5.00%, 02/15/2022	7,665,000	8,368,417
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,274,287
Dallas Independent School District
5.00%, 02/15/2023	3,855,000	4,306,536
5.00%, 02/15/2036 (1)	85,000	92,774
5.00%, 02/15/2036 (1)	5,400,000	5,869,908
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,118,580
Dallas Performing Arts Cultural Facilities Corp.
1.80%, 09/01/2041 (1)	1,695,000	1,695,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2032	7,200,000	7,474,824
5.00%, 11/01/2037	10,100,000	10,578,942
5.00%, 11/01/2038	3,110,000	3,254,926
5.00%, 11/01/2044	300,000	320,523
Del Rio Housing Facility Corp.
1.35%, 06/01/2021 (1)	3,000,000	2,993,850
Denton Independent School District
0.00%, 08/15/2025	500,000	428,385
El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,361,077
Fort Bend Independent School District
1.35%, 08/01/2042 (1)	495,000	489,496
1.50%, 08/01/2042 (1)	980,000	962,409
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	491,868
5.00%, 02/15/2024	3,140,000	3,584,436
5.00%, 02/15/2026	1,365,000	1,609,567
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,745,758
5.00%, 10/01/2031	2,630,000	3,098,271
5.00%, 10/01/2033	1,205,000	1,407,789
5.00%, 10/01/2034	1,500,000	1,744,515
5.00%, 10/01/2052 (1)	9,610,000	10,769,639
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635,000	687,426
5.00%, 07/01/2032	2,595,000	2,852,813
5.00%, 07/01/2042	25,000	27,484
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,507,484
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2043	180,000	182,142
7.00%, 01/01/2048	1,550,000	1,838,238
Hays Consolidated Independent School District
2.70%, 08/15/2042 (1)	2,900,000	2,939,991
Houston Independent School District
3.00%, 02/15/2022	7,085,000	7,317,530
5.00%, 02/15/2025	1,000,000	1,162,510
5.00%, 02/15/2030	1,000,000	1,159,210
2.40%, 06/01/2030 (1)	7,000,000	7,040,810
1.38%, 06/01/2037 (1)	1,575,000	1,570,590
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	850,000	915,153
5.25%, 11/01/2040	3,015,000	3,136,293

Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,114,662
5.00%, 05/15/2021	800,000	855,576
5.00%, 05/15/2022	1,025,000	1,121,452
Metropolitan Transit Authority of Harris County
5.00%, 11/01/2022	3,000,000	3,338,190
Midlothian Independent School District
2.50%, 08/01/2052 (1)	8,280,000	8,334,896
Mission Economic Development Corp.
2.50%, 08/01/2020	3,000,000	2,996,280
2.15%, 01/01/2026 (1)	2,200,000	2,199,494
4.63%, 10/01/2031 (2)	4,055,000	4,124,746
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	53,915
5.00%, 09/15/2033	55,000	59,138
5.00%, 09/15/2034	55,000	58,936
5.00%, 09/15/2035	55,000	58,802
5.00%, 09/15/2036	75,000	80,184
5.00%, 09/15/2038	125,000	133,107
5.00%, 09/15/2043	380,000	402,808
5.00%, 09/15/2048	1,070,000	1,130,990
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	835,763
5.00%, 08/15/2026	200,000	235,234
5.00%, 08/15/2027	375,000	445,339
5.00%, 08/15/2030	3,500,000	4,091,640
5.00%, 04/01/2031	335,000	334,672
5.00%, 10/01/2031	160,000	161,958
5.00%, 11/01/2031	1,000,000	1,073,850
5.00%, 10/01/2034	185,000	185,268
5.00%, 07/01/2035	2,100,000	1,899,324
5.00%, 04/01/2036	355,000	345,376
5.00%, 10/01/2039	250,000	243,990
5.00%, 11/01/2040	1,100,000	1,166,418
5.00%, 07/01/2047	1,075,000	971,972
5.00%, 04/01/2048	1,250,000	1,161,225
5.25%, 10/01/2049	500,000	496,935
5.50%, 11/15/2052	250,000	245,090
5.00%, 07/01/2058	275,000	295,050
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	567,504
North East Independent School District/TX
1.42%, 08/01/2040 (1)	475,000	465,880
North Texas Municipal Water District
5.00%, 06/01/2027	1,025,000	1,225,142
5.00%, 06/01/2028	1,050,000	1,248,870
5.00%, 06/01/2029	600,000	711,138
North Texas Tollway Authority
5.00%, 01/01/2023	235,000	260,601
5.00%, 01/01/2030	6,250,000	6,923,625
5.00%, 01/01/2030	75,000	85,517
5.00%, 01/01/2031	1,900,000	2,097,296
5.00%, 01/01/2031	1,100,000	1,279,839
5.00%, 01/01/2031	500,000	569,435
5.00%, 01/01/2031	105,000	119,153
5.00%, 01/01/2032	1,100,000	1,271,369
5.00%, 01/01/2033	3,150,000	3,493,287
5.00%, 01/01/2033	1,250,000	1,437,300
5.00%, 01/01/2033	500,000	569,090
5.00%, 01/01/2034	1,400,000	1,601,488

5.00%, 01/01/2035	1,500,000	1,709,580
5.00%, 01/01/2036	550,000	615,257
5.00%, 01/01/2039	170,000	187,920
6.25%, 01/01/2039	275,000	275,000
6.25%, 01/01/2039	65,000	65,206
5.00%, 01/01/2040	2,000,000	2,143,280
Northside Independent School District
2.75%, 08/01/2048 (1)	4,325,000	4,414,744
Permanent University Fund—University of Texas System
5.00%, 07/01/2029	235,000	275,451
Plano Independent School District
5.00%, 02/15/2022	1,000,000	1,093,680
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	893,566
State of Texas
4.00%, 08/29/2019	39,400,000	39,963,814
4.00%, 08/01/2021	1,240,000	1,301,988
2.00%, 08/01/2025 (1)	415,000	414,830
5.00%, 08/01/2025	2,035,000	2,290,311
5.00%, 08/01/2026	1,000,000	1,133,840
5.00%, 04/01/2027	5,000,000	5,895,950
5.00%, 10/01/2030	10,000,000	11,352,600
5.50%, 08/01/2032	1,000,000	1,174,970
5.00%, 10/01/2036	800,000	924,224
5.00%, 04/01/2039	20,000,000	22,008,400
2.01% (SIFMA Municipal Swap Index + 0.30%), 10/01/2041 (3)	10,000,000	9,973,300
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2021	300,000	318,903
5.00%, 11/15/2022	300,000	323,904
5.00%, 07/01/2026	1,775,000	2,054,225
5.00%, 11/15/2035	1,015,000	1,023,150
5.00%, 11/15/2035	1,750,000	1,790,723
5.00%, 11/15/2040	1,800,000	1,837,638
8.25%, 11/15/2044	500,000	450,000
5.00%, 11/15/2046	1,615,000	1,708,476
Texas A&M University
5.00%, 05/15/2023	1,005,000	1,130,002
3.00%, 05/15/2028	2,300,000	2,348,852
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	496,085
5.25%, 12/15/2025	3,000,000	3,471,480
6.25%, 12/15/2026	8,075,000	9,226,737
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2032	3,000,000	3,226,530
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	960,995
5.00%, 09/01/2034	945,000	986,164
5.00%, 09/01/2035	1,200,000	1,251,276
Texas Private Activity Bond Surface Transportation Corp.
5.00%, 12/31/2050	2,410,000	2,534,742
5.00%, 12/31/2055	2,000,000	2,097,340
Texas State University System
5.00%, 03/15/2026	800,000	940,224
5.00%, 03/15/2029	610,000	719,440
5.00%, 03/15/2032	1,325,000	1,535,092
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,690,973
Texas Water Development Board
5.00%, 04/15/2030	7,000,000	8,456,140
5.00%, 10/15/2031	2,000,000	2,378,140
4.00%, 10/15/2032	2,000,000	2,157,580

The University of Texas System
5.00%, 08/15/2021	505,000	545,173
5.00%, 08/15/2022	1,000,000	1,107,100
5.00%, 08/15/2022	1,000,000	1,107,100
5.00%, 08/15/2022	490,000	542,479
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	105,000	110,186
University of Houston
5.00%, 02/15/2030	860,000	992,681
Uptown Development Authority
5.00%, 09/01/2033	715,000	783,476

		519,121,221

U.S. Virgin Islands—0.07%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,219,690

Utah—0.63%
City of Murray UT
1.70%, 05/15/2037 (1)	14,720,000	14,720,000
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2022	1,500,000	1,637,355
5.00%, 07/01/2025	1,000,000	1,144,490
5.00%, 07/01/2026	1,700,000	1,967,427
5.00%, 07/01/2026	3,000,000	3,471,930
5.25%, 07/01/2048	3,000,000	3,397,680
Utah Charter School Finance Authority
4.50%, 06/15/2027 (2)	1,000,000	982,740

		27,321,622

Vermont—0.10%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,124,570
5.00%, 10/15/2029	890,000	991,131
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	884,288
5.00%, 06/15/2026	500,000	555,030
5.00%, 06/15/2027	700,000	772,184

		4,327,203

Virginia—1.95%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046	1,500,000	1,629,675
5.00%, 07/01/2051	1,095,000	1,182,961
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	201,824
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,829,799
County of Arlington VA
5.00%, 08/15/2023	1,850,000	2,097,918
County of Botetourt VA
4.75%, 07/01/2023	100,000	101,972
6.00%, 07/01/2034	1,500,000	1,609,200
County of Loudoun VA
5.00%, 12/01/2023	825,000	941,869
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,275,592
5.00%, 05/15/2044	975,000	1,065,909
Franklin County Industrial Development Authority/VA
3.00%, 10/15/2023	2,000,000	2,026,040
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	550,985

Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,010,200
5.00%, 07/01/2047	2,000,000	2,017,200
Henrico County Economic Development Authority
5.00%, 12/01/2047	1,250,000	1,288,012
Newport News Economic Development Authority
5.00%, 12/01/2038	1,000,000	1,031,770
Norfolk Redevelopment & Housing Authority
5.00%, 01/01/2046	240,000	241,356
Prince William County Industrial Development Authority
1.35%, 07/01/2019 (1)	2,000,000	2,000,000
Stafford County Economic Development Authority
5.00%, 06/15/2025	375,000	425,025
5.00%, 06/15/2030	150,000	168,615
5.00%, 06/15/2033	150,000	166,822
5.00%, 06/15/2034	500,000	553,985
4.00%, 06/15/2037	50,000	50,288
Tobacco Settlement Financing Corp./VA
0.00%, 06/01/2047	3,000,000	278,880
Virginia College Building Authority
5.00%, 02/01/2023	700,000	784,168
5.00%, 09/01/2023	1,000,000	1,134,760
5.00%, 02/01/2024	2,475,000	2,833,058
5.00%, 02/01/2026	1,000,000	1,184,010
5.00%, 02/01/2030	1,500,000	1,801,485
5.00%, 07/01/2030 (2)	500,000	525,720
5.25%, 07/01/2035 (2)	1,000,000	1,052,180
5.00%, 07/01/2045 (2)	500,000	511,400
5.00%, 07/01/2045 (2)	1,000,000	1,022,800
Virginia Commonwealth Transportation Board
5.00%, 09/15/2022	1,000,000	1,097,410
5.00%, 09/15/2023	2,500,000	2,837,175
5.00%, 05/15/2026	3,000,000	3,575,040
5.00%, 05/15/2029	2,955,000	3,560,007
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,111,050
Virginia Public Building Authority
5.00%, 08/01/2022	1,490,000	1,651,739
5.00%, 08/01/2022	1,050,000	1,163,978
Virginia Public School Authority
5.00%, 08/01/2022	2,505,000	2,773,260
5.00%, 08/01/2022	3,275,000	3,623,329
5.00%, 08/01/2022	1,000,000	1,106,360
Virginia Small Business Financing Authority
5.00%, 07/01/2034	1,000,000	1,042,000
5.00%, 01/01/2040	3,500,000	3,637,305
5.00%, 01/01/2040	4,135,000	4,297,216
5.50%, 01/01/2042	6,590,000	6,983,423
5.00%, 01/01/2048 (1) (2)	500,000	507,630
5.00%, 12/31/2049	500,000	534,215
5.00%, 12/31/2052	700,000	745,311
5.00%, 12/31/2056	4,455,000	4,726,933
Wise County Industrial Development Authority
1.88%, 11/01/2040 (1)	5,000,000	4,969,950

		84,538,809

Washington—2.29%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,054,360
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000,000	2,350,000

Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960,000	1,091,674
City of Kent WA
5.00%, 12/01/2027	695,000	820,100
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385,000	3,650,113
2.20% (SIFMA Municipal Swap Index + 0.49%), 11/01/2046 (3)	5,000,000	4,987,750
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	762,649
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	524,980
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	462,787
5.00%, 01/01/2023	750,000	835,965
East Pierce Fire & Rescue
5.00%, 12/01/2029	635,000	759,416
5.00%, 12/01/2031	925,000	1,093,017
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,062,050
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600,000	1,879,280
5.00%, 12/01/2036	3,205,000	3,744,273
5.00%, 12/01/2037	1,425,000	1,657,133
5.00%, 12/01/2038	865,000	1,002,068
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,169,236
Port of Seattle WA
5.00%, 08/01/2023	1,855,000	2,038,775
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,831,778
State of Washington
5.00%, 09/01/2021	2,670,000	2,884,454
5.00%, 08/01/2027	550,000	639,793
5.00%, 08/01/2027	235,000	278,350
5.00%, 08/01/2028	235,000	276,564
5.00%, 08/01/2030	235,000	274,264
5.00%, 07/01/2031	5,000,000	5,662,100
5.00%, 08/01/2032	1,505,000	1,792,591
5.00%, 08/01/2033	4,335,000	5,139,273
5.00%, 06/01/2034	660,000	776,992
5.00%, 02/01/2036	1,800,000	2,064,852
Tobacco Settlement Authority
5.00%, 06/01/2023	500,000	544,035
5.00%, 06/01/2024	1,000,000	1,086,340
Washington Health Care Facilities Authority
5.00%, 08/15/2022	1,200,000	1,324,980
5.00%, 08/15/2023	650,000	732,511
5.00%, 07/01/2025	360,000	410,400
5.00%, 07/01/2029	115,000	133,900
5.00%, 07/01/2030	410,000	473,521
5.00%, 08/15/2030	1,000,000	1,115,440
5.00%, 07/01/2034	105,000	118,358
5.00%, 10/01/2038	11,320,000	12,362,346
2.76% (SIFMA Municipal Swap Index + 1.05%), 01/01/2042 (3)	5,000,000	5,087,800
5.00%, 07/01/2042	1,160,000	1,277,276
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,055,507
Washington State Housing Finance Commission
4.00%, 07/01/2026 (2)	1,230,000	1,229,213
5.00%, 07/01/2031 (2)	1,000,000	1,037,300

2.26% (SIFMA Municipal Swap Index + 0.55%), 12/01/2048 (3)	10,000,000	10,000,000
5.00%, 07/01/2053 (2)	400,000	400,300
Washington State University
5.00%, 04/01/2029	1,285,000	1,440,588

		99,396,452

West Virginia—0.23%
Monongalia County Commission Special District
5.50%, 06/01/2037 (2)	200,000	203,354
5.75%, 06/01/2043 (2)	200,000	204,400
State of West Virginia
5.00%, 12/01/2036	2,910,000	3,381,449
West Virginia Economic Development Authority
5.38%, 12/01/2038	885,000	929,126
1.70%, 01/01/2041 (1)	1,515,000	1,484,503
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	710,818
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2020	500,000	522,960
5.00%, 07/01/2022	695,000	764,785
5.00%, 07/01/2024	500,000	573,195
5.00%, 07/01/2032	940,000	1,075,510

		9,850,100

Wisconsin—2.08%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	648,478
5.00%, 11/15/2032	500,000	568,090
Public Finance Authority
5.00%, 05/15/2021 (2)	185,000	192,998
3.00%, 11/15/2022 (2)	90,000	90,006
3.50%, 11/15/2023 (2)	65,000	65,010
3.95%, 11/15/2024 (2)	50,000	50,252
2.15%, 10/01/2025 (1)	3,000,000	2,999,310
5.00%, 12/01/2025 (2)	1,000,000	1,086,230
4.13%, 05/01/2026 (2)	800,000	778,000
5.00%, 05/15/2028 (2)	200,000	213,214
5.00%, 07/01/2035	5,000,000	5,648,850
4.00%, 08/01/2035	2,750,000	2,578,235
5.25%, 05/15/2037 (2)	500,000	521,980
5.20%, 06/01/2037	500,000	476,625
5.00%, 06/15/2037 (2)	1,130,000	1,112,575
5.00%, 07/01/2037	825,000	846,541
6.25%, 01/01/2038 (2)	1,200,000	1,240,824
5.00%, 01/01/2042	600,000	615,450
5.25%, 05/15/2042 (2)	60,000	62,174
5.25%, 10/01/2043	2,105,000	2,235,110

5.25%, 05/15/2047 (2)	60,000	61,964
5.30%, 06/01/2047	500,000	470,655
6.38%, 01/01/2048 (2)	800,000	823,976
5.25%, 10/01/2048	2,105,000	2,219,786
5.25%, 05/15/2052 (2)	115,000	118,126
Public Finance Authority Wisconsin Retirement Facility
5.00%, 10/01/2043 (2)	170,000	171,030
5.00%, 10/01/2048 (2)	705,000	706,565
5.00%, 10/01/2053 (2)	875,000	872,069
State of Wisconsin
5.00%, 11/01/2022	2,545,000	2,835,868
5.00%, 05/01/2023	2,000,000	2,254,600
5.00%, 05/01/2023	4,000,000	4,488,520
5.00%, 05/01/2024	7,470,000	8,557,856
5.00%, 05/01/2025	5,335,000	6,226,745
4.00%, 05/01/2030	5,000,000	5,239,550
4.00%, 05/01/2032	2,000,000	2,085,400
5.00%, 05/01/2034	2,400,000	2,749,224
Village of Mukwonago WI Waterworks System & Sewer System Revenue
3.38%, 06/01/2021	3,190,000	3,245,315
Wisconsin Health & Educational Facilities Authority
5.00%, 05/01/2022	550,000	591,256
5.00%, 12/01/2022	560,000	617,339
4.00%, 02/15/2025	270,000	296,692
5.00%, 04/01/2025	2,000,000	2,313,620
4.00%, 02/15/2026	510,000	562,591
5.00%, 04/01/2026	1,000,000	1,169,740
5.00%, 02/15/2027	300,000	349,245
5.00%, 04/01/2027	1,700,000	2,007,853
5.00%, 04/01/2028	900,000	1,068,309
5.00%, 04/01/2030	1,670,000	1,976,662
4.00%, 02/15/2031	460,000	507,435
4.00%, 02/15/2033	550,000	606,716
5.00%, 09/01/2036	335,000	364,932
5.00%, 09/15/2037	650,000	662,474
4.00%, 11/15/2043 (1)	7,275,000	7,335,237
5.00%, 09/15/2050	645,000	654,391
2.36% (SIFMA Municipal Swap Index + 0.65%), 08/15/2054 (3)	4,000,000	3,990,280

		90,231,973

Total Municipal Bonds (Cost $4,245,026,357)		$4,270,067,633

	Shares	Value
SHORT-TERM INVESTMENTS—1.09%
Money Market Funds—1.09%
Fidelity Institutional Money Market Government Funds—Class I, 2.25% (4)	23,685,972	$23,685,972
Goldman Sachs Financial Square Government Fund—Class I, 2.34% (4)	23,685,972	23,685,972

Total Short-Term Investments (Cost $47,371,944)		$47,371,944

TOTAL INVESTMENTS IN SECURITIES—99.34%
(Cost $4,292,398,301)		$4,317,439,577
OTHER ASSETS IN EXCESS OF LIABILITIES—0.66%		28,696,408

TOTAL NET ASSETS—100.00%		$4,346,135,985

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2018.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $107,860,620, which represents 2.48% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2018.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

MUNICIPAL BONDS
Education	7.81%
General Obligation	23.21%
General Revenue	23.53%
Healthcare	15.01%
Housing	3.75%
Transportation	16.36%
Utilities	8.58%

Total Municipal Bonds	98.25%

SHORT-TERM INVESTMENTS	1.09%

TOTAL INVESTMENTS	99.34%
Other Assets in Excess of Other Liabilities	0.66%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts (Sold)	Description	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation / (Depreciation)
(400)	U.S. 10 Year Bond Future	Merrill Lynch	Mar. 2019	$(47,936,887)	$(48,806,250)	$(869,363)
(100)	U.S. Long Bond Future	Merrill Lynch	Mar. 2019	(14,015,490)	(14,600,000)	(584,510)

						$(1,453,873)

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.99%
Communication Services - 10.60%
Activision Blizzard, Inc.	352,571	$16,419,231
Alphabet, Inc. - Class A (1)	163,191	170,528,067
Alphabet, Inc. - Class C (1)	129,029	133,623,723
AMC Networks, Inc. (1)	2,077	113,986
Cable One, Inc.	198	162,380
CBS Corp.	16,207	708,570
Charter Communications, Inc. (1)	6,020	1,715,519
Electronic Arts, Inc. (1)	197,271	15,566,655
Facebook, Inc. (1)	745,014	97,663,885
InterActiveCorp (1)	3,658	669,560
Interpublic Group of Companies, Inc.	1,838	37,918
Lions Gate Entertainment Corp. - Class A	136	2,182
Lions Gate Entertainment Corp. - Class B	376	5,587
Live Nation Entertainment, Inc. (1)	6,852	337,461
Match Group, Inc.	2,427	103,803
Netflix, Inc. (1)	189,319	50,673,124
Omnicom Group, Inc.	7,308	535,238
Sirius XM Holdings, Inc.	61,583	351,639
Take-Two Interactive Software, Inc. (1)	3,254	334,967
Tencent Holdings Ltd. - ADR	1,013,229	39,992,149
The Madison Square Garden Co. (1)	111	29,715
T-Mobile U.S., Inc. (1)	9,849	626,495
TripAdvisor, Inc. (1)	5,213	281,189
Twitter, Inc. (1)	35,023	1,006,561
Walt Disney Co.	778,285	85,338,950
Zayo Group Holdings, Inc. (1)	11,238	256,676
Zillow Group, Inc. - Class A (1)	1,887	59,308
Zillow Group, Inc. - Class C (1)	4,207	132,857

		617,277,395

Consumer Discretionary - 16.57%
Advance Auto Parts, Inc.	1,057	166,435
Alibaba Group Holding Ltd. - ADR (1)	277,151	37,989,088
Amazon.com, Inc. (1)	119,326	179,224,072
Aptiv Plc	281,888	17,355,844
AutoZone, Inc. (1)	1,090	913,791
Best Buy, Inc.	2,893	153,213
Booking Holdings, Inc. (1)	32,214	55,486,038
Bright Horizons Family Solutions, Inc. (1)	2,435	271,381
Brunswick Corp.	405	18,812
Burlington Stores, Inc. (1)	3,320	540,064
CarMax, Inc. (1)	5,220	327,451
Carter’s, Inc.	2,240	182,829
Chipotle Mexican Grill, Inc. (1)	1,184	511,239

Choice Hotels International, Inc.	1,867	133,640
Columbia Sportswear Co.	200	16,818
D. R. Horton, Inc.	9,833	340,812
Darden Restaurants, Inc.	2,989	298,482
Dollar General Corp.	13,094	1,415,200
Dollar Tree, Inc. (1)	238,993	21,585,848
Domino’s Pizza, Inc.	2,075	514,579
Dunkin’ Brands Group, Inc.	4,091	262,315
eBay, Inc. (1)	751,055	21,082,114
Expedia Group, Inc.	5,975	673,084
Extended Stay America, Inc.	5,379	83,375
Floor & Decor Holdings, Inc. (1)	2,417	62,600
Frontdoor, Inc. (1)	3,252	86,536
Gap, Inc.	888	22,875
Garrett Motion, Inc. (1)	2,218	27,370
Gentex Corp.	9,019	182,274
Grand Canyon Education, Inc. (1)	2,254	216,700
GrubHub, Inc. (1)	4,299	330,206
H&R Block, Inc.	1,669	42,343
Hanesbrands, Inc.	18,153	227,457
Hasbro, Inc.	4,356	353,925
Hilton Grand Vacations, Inc. (1)	4,532	119,599
Hilton Worldwide Holdings, Inc.	13,706	984,091
Home Depot, Inc.	186,064	31,969,516
Kering SA	34,364	16,098,467
L Brands, Inc.	1,944	49,902
Las Vegas Sands Corp.	10,719	557,924
Lear Corp.	323	39,684
Lennar Corp. - Class A	7,237	283,329
Lennar Corp. - Class B	440	13,785
LKQ Corp. (1)	2,508	59,515
Lowes Companies, Inc.	1,169,471	108,012,342
Lululemon Athletica, Inc. (1)	4,668	567,675
Marriott International, Inc.	142,674	15,488,689
Mattel, Inc. (1)	3,570	35,664
McDonald’s Corp.	379,999	67,476,422
MGM Resorts International	2,196	53,275
Michael Kors Holdings Ltd. (1)	3,612	136,967
Nike, Inc.	1,071,304	79,426,479
Nordstrom, Inc.	5,656	263,626
NVR, Inc. (1)	158	385,044
O’Reilly Automotive, Inc. (1)	3,875	1,334,279
Polaris Industries, Inc.	2,808	215,317
Pool Corp.	1,894	281,543
Pulte Group, Inc.	3,774	98,086
Ross Stores, Inc.	275,381	22,911,699
Service Corp. International	3,942	158,705
ServiceMaster Global Holdings, Inc. (1)	6,504	238,957
Six Flags Entertainment Corp.	3,706	206,165
Skechers USA, Inc. (1)	2,954	67,617
Starbucks Corp.	378,771	24,392,852
Tapestry, Inc.	2,668	90,045

Tempur Sealy International, Inc. (1)	2,174	90,004
Tesla, Inc. (1)	111,184	37,002,035
The Michaels Companies, Inc. (1)	810	10,967
Thor Industries, Inc.	1,909	99,268
Tiffany & Co.	1,013	81,557
TJX Companies, Inc.	1,554,097	69,530,300
Toll Brothers, Inc.	3,465	114,102
Tractor Supply Co.	6,061	505,730
Ulta Beauty, Inc. (1)	150,566	36,864,579
Under Armour, Inc. - Class A (1)	6,906	122,029
Under Armour, Inc. - Class C (1)	7,485	121,032
Urban Outfitters, Inc. (1)	3,448	114,474
Vail Resorts, Inc.	1,930	406,883
VF Corp.	12,207	870,847
Visteon Corp. (1)	869	52,383
Wayfair, Inc. (1)	2,735	246,369
Wendy’s Co.	9,907	154,648
Williams-Sonoma, Inc.	898	45,304
Wyndham Destinations, Inc.	4,732	169,595
Wyndham Hotels & Resorts, Inc.	4,636	210,335
Wynn Resorts Ltd.	4,970	491,583
Yum China Holdings, Inc.	1,469	49,256
Yum! Brands, Inc.	1,133,753	104,214,576

		964,683,926

Consumer Staples - 6.62%
Altria Group, Inc.	92,745	4,580,676
Brown Forman Corp. - Class A	2,827	134,056
Brown Forman Corp. - Class B	13,616	647,849
Campbell Soup Co.	5,789	190,979
Church & Dwight Co., Inc.	10,240	673,383
Clorox Co.	5,456	840,988
Coca Cola Co.	1,930,722	91,419,687
Colgate Palmolive Co.	7,639	454,673
Constellation Brands, Inc.	7,639	1,228,504
Costco Wholesale Corp.	175,613	35,774,124
CVS Health Corp.	335,541	21,984,675
Energizer Holdings, Inc.	1,600	72,240
General Mills, Inc.	1,451	56,502
Herbalife Ltd. (1)	978	57,653
Kellogg Co.	6,166	351,524
Keurig Dr. Pepper, Inc.	9,134	234,196
Kimberly-Clark Corp.	14,897	1,697,364
Lauder Estee Companies, Inc.	675,632	87,899,723
McCormick & Co., Inc.	349	48,595
Mondelez International, Inc.	1,586,959	63,525,969
Monster Beverage Corp. (1)	19,468	958,215
Nu Skin Enterprises, Inc.	786	48,205
PepsiCo, Inc.	61,516	6,796,288
Post Holdings, Inc. (1)	1,775	158,206
Procter & Gamble Co.	690,486	63,469,473
Spectrum Brands Holdings, Inc.	897	37,898
Sprouts Farmers Market, Inc. (1)	5,989	140,801

Sysco Corp.	23,143	1,450,140
The Hershey Co.	6,227	667,410
U.S. Foods Holding Corp. (1)	552	17,465

		385,617,461

Energy - 2.30%
Anadarko Petroleum Corp.	8,227	360,672
Antero Resources Corp. (1)	6,293	59,091
Apache Corp.	1,127	29,584
Cabot Oil & Gas Corp.	16,148	360,908
Cheniere Energy, Inc. (1)	7,678	454,461
Chevron Corp.	481,950	52,431,340
Cimarex Energy Co.	551	33,969
Concho Resources, Inc. (1)	1,191	122,423
ConocoPhillips	546,105	34,049,647
Continental Resources, Inc. (1)	2,075	83,394
Diamondback Energy, Inc.	1,205	111,703
EOG Resources, Inc.	327,667	28,575,839
Halliburton Co.	595,634	15,831,952
Kosmos Energy Ltd. (1)	2,287	9,308
Newfield Exploration Co. (1)	3,423	50,181
ONEOK, Inc.	8,339	449,889
Parsley Energy, Inc. (1)	9,281	148,310
Pioneer Natural Resources Co.	4,505	592,498
RPC, Inc.	1,002	9,890

		133,765,059

Financials - 6.48%
Alleghany Corp.	77	47,996
American Express Co.	23,556	2,245,358
American International Group, Inc.	6,087	239,889
Ameriprise Financial, Inc.	1,110	115,851
Aon Plc	251,262	36,523,444
Arch Capital Group Ltd. (1)	2,962	79,145
Axis Capital Holdings Ltd.	404	20,863
Bank of America Corp.	1,695,260	41,771,206
Berkshire Hathaway, Inc. (1)	11,949	2,439,747
BOK Financial Corp.	223	16,353
Brown & Brown, Inc.	660	18,190
Capital One Financial Corp.	1,766	133,492
CBOE Holdings, Inc.	5,101	499,031
Charles Schwab Corp.	58,896	2,445,951
Citizens Financial Group, Inc.	729,835	21,697,995
CME Group, Inc.	2,043	384,329
Comerica, Inc.	300,997	20,675,484
Commerce Bancshares, Inc.	504,355	28,430,494
Credit Acceptance Corp. (1)	505	192,789
Discover Financial Services	7,788	459,336
E*TRADE Financial Corp.	2,798	122,776
East West Bancorp, Inc.	585	25,465
Eaton Vance Corp.	5,664	199,259
Erie Indemnity Co.	914	121,845
Evercore Partners, Inc.	1,883	134,747
Everest Re Group Ltd.	827	180,088

Interactive Brokers Group, Inc.	3,233	176,683
Intercontinental Exchange, Inc.	894,033	67,347,506
JPMorgan Chase & Co.	146,939	14,344,185
Lazard Ltd.	5,261	194,183
LPL Financial Holdings, Inc.	4,284	261,667
Markel Corp. (1)	55	57,093
MarketAxess Holdings, Inc.	1,811	382,682
Marsh & McLennan Companies, Inc.	11,639	928,210
Moody’s Corp.	8,101	1,134,464
Morningstar, Inc.	851	93,474
MSCI, Inc.	4,306	634,834
Northern Trust Corp.	2,858	238,900
OneMain Holdings, Inc. (1)	523	12,704
Pinnacle Financial Partners, Inc.	1,525	70,302
Raymond James Financial, Inc.	1,819	135,352
RenaissanceRe Holdings Ltd.	263	35,163
S&P Global, Inc.	99,036	16,830,178
Santander Consumer USA Holdings, Inc.	974	17,133
SEI Investments Co.	6,282	290,228
Signature Bank	1,596	164,085
State Street Corp.	1,073	67,674
SunTrust Banks, Inc.	892,125	44,998,785
SVB Financial Group (1)	1,973	374,712
Synchrony Financial	12,381	290,458
Synovus Financial Corp.	2,257	72,201
T. Rowe Price Group, Inc.	10,694	987,270
TD Ameritrade Holding Corp.	13,850	678,096
Texas Capital Bancshares, Inc. (1)	1,477	75,460
The Goldman Sachs Group, Inc.	72,035	12,033,447
The Progressive Corp.	28,343	1,709,933
Travelers Companies, Inc.	2,533	303,327
Virtu Financial, Inc.	1,961	50,515
Voya Financial, Inc.	752	30,185
Wells Fargo & Co.	1,145,610	52,789,709
Western Alliance Bancorp (1)	2,981	117,720

		377,149,641

Healthcare - 16.72%
Abbott Laboratories	1,194,129	86,371,351
AbbVie, Inc.	74,198	6,840,314
ABIOMED, Inc. (1)	2,095	680,959
Agios Pharmaceuticals, Inc. (1)	2,318	106,883
Alexion Pharmaceuticals, Inc. (1)	171,728	16,719,438
Align Technology, Inc. (1)	3,890	814,683
Alkermes Plc (1)	7,740	228,407
Alnylam Pharmaceuticals, Inc. (1)	3,946	287,703
AmerisourceBergen Corp.	7,765	577,716
Amgen, Inc.	29,330	5,709,671
AstraZeneca Plc - ADR	691,469	26,261,993
Athenahealth, Inc. (1)	2,040	269,137
Baxter International, Inc.	2,944	193,774
Becton Dickinson and Co.	323,987	73,000,751
Biogen, Inc. (1)	49,714	14,959,937

BioMarin Pharmaceutical, Inc. (1)	262,025	22,311,429
Bio-Techne Corp.	1,773	256,589
Bluebird Bio, Inc. (1)	1,909	189,373
Boston Scientific Corp. (1)	51,766	1,829,410
Bristol Myers Squibb Co.	42,425	2,205,251
Bruker Corp.	2,015	59,987
Cantel Medical Corp.	1,727	128,575
Catalent, Inc. (1)	1,948	60,739
Celgene Corp. (1)	34,413	2,205,529
Centene Corp. (1)	96,404	11,115,381
Cerner Corp. (1)	6,878	360,682
Charles River Laboratories International, Inc. (1)	1,729	195,688
Chemed Corp.	729	206,511
Cigna Corp.	5,164	980,719
Danaher Corp.	313,801	32,359,159
DaVita, Inc. (1)	3,321	170,899
DexCom, Inc. (1)	4,353	521,489
Edwards Lifesciences Corp. (1)	56,752	8,692,704
Elanco Animal Health, Inc. (1)	1,725	54,389
Eli Lilly & Co.	28,349	3,280,546
Encompass Health Corp.	4,608	284,314
Exact Sciences Corp. (1)	5,726	361,311
Exelixis, Inc. (1)	13,984	275,065
Gilead Sciences, Inc.	47,176	2,950,859
HCA Healthcare, Inc.	9,562	1,189,991
Henry Schein, Inc. (1)	1,066	83,702
Hill-Rom Holdings, Inc.	2,215	196,138
Humana, Inc.	89,013	25,500,444
ICU Medical, Inc. (1)	791	181,637
IDEXX Laboratories, Inc. (1)	4,227	786,307
Illumina, Inc. (1)	97,495	29,241,675
Incyte Corp. (1)	8,567	544,776
Insulet Corp. (1)	2,967	235,342
Integra LifeSciences Holdings Corp. (1)	2,623	118,297
Intuitive Surgical, Inc. (1)	33,432	16,011,253
Ionis Pharmaceuticals, Inc. (1)	6,190	334,631
Jazz Pharmaceuticals Plc (1)	2,700	334,692
Johnson & Johnson	627,541	80,984,166
Laboratory Corp. of America Holdings (1)	118,691	14,997,795
Masimo Corp. (1)	2,285	245,340
McKesson Corp.	1,198	132,343
Medtronic Plc	813,625	74,007,330
Merck & Co., Inc.	245,576	18,764,462
Mettler-Toledo International, Inc. (1)	1,215	687,180
Molina Healthcare, Inc. (1)	2,443	283,925
Nektar Therapeutics (1)	7,417	243,797
Neurocrine Biosciences, Inc. (1)	4,297	306,849
Novo Nordisk A/S - ADR	1,535,044	70,719,477
Penumbra, Inc. (1)	1,438	175,724
Pfizer, Inc.	1,367,950	59,711,018
PRA Health Sciences, Inc. (1)	2,858	262,822
Premier, Inc. (1)	1,047	39,105

Regeneron Pharmaceuticals, Inc. (1)	211,981	79,174,904
ResMed, Inc.	6,794	773,633
SAGE Therapeutics, Inc. (1)	2,300	220,317
Sarepta Therapeutics, Inc. (1)	3,318	362,093
Seattle Genetics, Inc. (1)	5,296	300,071
Stryker Corp.	16,674	2,613,650
Teleflex, Inc.	406	104,943
TESARO, Inc. (1)	1,931	143,377
The Cooper Companies, Inc.	364	92,638
Thermo Fisher Scientific, Inc.	91,547	20,487,303
UnitedHealth Group, Inc.	394,359	98,242,714
Varian Medical Systems, Inc. (1)	4,507	510,688
Veeva Systems, Inc. (1)	5,868	524,130
Vertex Pharmaceuticals, Inc. (1)	120,283	19,932,096
Waters Corp. (1)	3,442	649,333
WellCare Health Plans, Inc. (1)	2,226	525,536
West Pharmaceutical Services, Inc.	795	77,934
Zoetis, Inc.	333,364	28,515,957

		973,650,850

Industrials - 5.81%
3M Co.	23,232	4,426,625
A.O. Smith Corp.	6,926	295,740
Air Lease Corp.	401	12,114
Allegion Plc	3,925	312,862
Allison Transmission Holdings, Inc.	5,484	240,802
AMETEK, Inc.	2,127	143,998
Armstrong World Industries, Inc.	2,384	138,773
Boeing Co.	138,020	44,511,450
BWX Technologies, Inc.	4,750	181,593
C.H. Robinson Worldwide, Inc.	6,725	565,505
Caterpillar, Inc.	25,852	3,285,014
Cintas Corp.	4,206	706,566
Copart, Inc. (1)	10,039	479,663
CoStar Group, Inc. (1)	1,732	584,273
CSX Corp.	18,536	1,151,642
Cummins, Inc.	2,682	358,423
Curtiss-Wright Corp.	154	15,726
Deere & Co.	167,267	24,951,218
Delta Air Lines, Inc.	7,930	395,707
Donaldson Co., Inc.	5,876	254,960
Dun & Bradstreet Corp.	792	113,050
Eaton Corp. Plc	447,790	30,745,261
Emerson Electric Co.	21,856	1,305,896
Equifax, Inc.	1,527	142,210
Expeditors International of Washington, Inc.	8,434	574,271
Fastenal Co.	14,199	742,466
FedEx Corp.	12,062	1,945,962
Fortive Corp.	13,209	893,721
Fortune Brands Home & Security, Inc.	2,863	108,765
Gardner Denver Holdings, Inc. (1)	2,418	49,448
General Dynamics Corp.	5,706	897,040
Genesee & Wyoming, Inc. (1)	572	42,339

Graco, Inc.	7,926	331,703
Harris Corp.	5,812	782,586
HD Supply Holdings, Inc. (1)	2,627	98,565
Heico Corp.	1,868	144,733
Heico Corp. - Class A	3,611	227,493
Hexcel Corp.	896	51,377
Honeywell International, Inc.	355,594	46,981,079
Hubbell, Inc.	1,745	173,348
Huntington Ingalls Industries, Inc.	1,737	330,568
IDEX Corp.	3,448	435,344
Illinois Tool Works, Inc.	16,302	2,065,300
Ingersoll-Rand Plc	6,487	591,809
J.B. Hunt Transportation Services, Inc.	4,243	394,769
KAR Auction Services, Inc.	6,060	289,183
Landstar System, Inc.	1,951	186,652
Lennox International, Inc.	1,620	354,553
Lincoln Electric Holdings, Inc.	2,966	233,869
Lockheed Martin Corp.	11,059	2,895,689
Masco Corp.	10,498	306,962
MSC Industrial Direct Co., Inc.	1,008	77,535
Nordson Corp.	2,572	306,968
Norfolk Southern Corp.	152,325	22,778,681
Northrop Grumman Corp.	7,890	1,932,261
Old Dominion Freight Line, Inc.	3,268	403,565
Parker-Hannifin Corp.	1,131	168,677
Quanta Services, Inc. (1)	2,112	63,571
Raytheon Co.	190,494	29,212,255
Republic Services, Inc.	850	61,277
Resideo Technologies, Inc. (1)	3,696	75,953
Robert Half International, Inc.	6,003	343,372
Rockwell Automation, Inc.	106,547	16,033,193
Rollins, Inc.	7,038	254,072
Roper Technologies, Inc.	953	253,994
Safran SA	31,072	3,726,624
Schneider National, Inc.	637	11,893
Sensata Technologies Holding Plc (1)	4,308	193,171
Southwest Airlines Co.	17,905	832,224
Spirit AeroSystems Holdings, Inc.	5,304	382,365
Stanley Black & Decker, Inc.	103,180	12,354,773
Textron, Inc.	1,996	91,796
The Middleby Corp. (1)	1,675	172,073
The Toro Co.	5,208	291,023
TransDigm Group, Inc. (1)	2,385	811,043
TransUnion	8,817	500,806
Union Pacific Corp.	113,368	15,670,859
United Parcel Service, Inc.	33,694	3,286,176
United Rentals, Inc. (1)	3,931	403,045
United Technologies Corp.	431,065	45,899,801
Univar, Inc. (1)	886	15,718
Verisk Analytics, Inc. (1)	7,877	858,908
W.W. Grainger, Inc.	2,245	633,898
WABCO Holdings, Inc. (1)	2,507	269,101

Wabtec Corp.	1,451	101,933
Waste Management, Inc.	17,704	1,575,479
Watsco, Inc.	1,202	167,246
Welbilt, Inc. (1)	6,353	70,582
XPO Logistics, Inc. (1)	5,988	341,556
Xylem, Inc.	4,783	319,122

		338,395,254

Information Technology - 26.77%
2U, Inc. (1)	2,699	134,194
Accenture Plc	145,249	20,481,561
Adobe Systems, Inc. (1)	194,599	44,026,078
Advanced Micro Devices, Inc. (1)	45,809	845,634
Adyen NV (1)(5)	9,527	5,146,866
Akamai Technologies, Inc. (1)	7,324	447,350
Alliance Data Systems Corp.	277,533	41,652,153
Amphenol Corp.	14,419	1,168,227
Analog Devices, Inc.	481,572	41,333,325
ANSYS, Inc. (1)	4,066	581,194
Apple, Inc.	1,010,835	159,449,113
Applied Materials, Inc.	48,222	1,578,788
Arista Networks, Inc. (1)	2,789	587,642
Aspen Technology, Inc. (1)	3,268	268,564
Atlassian Corp. Plc (1)	4,871	433,422
Autodesk, Inc. (1)	619,926	79,728,683
Automatic Data Processing, Inc.	523,082	68,586,512
Black Knight, Inc. (1)	7,105	320,151
Booz Allen Hamilton Holding Corp.	6,451	290,747
Broadcom, Inc.	73,415	18,667,966
Broadridge Financial Solutions, Inc.	5,722	550,743
Cadence Design Systems, Inc. (1)	13,553	589,284
CDK Global, Inc.	6,184	296,090
CDW Corp.	7,189	582,668
Ceridian HCM Holding, Inc. (1)	1,611	55,563
Cisco Systems, Inc.	1,691,433	73,289,792
Citrix Systems, Inc.	6,543	670,396
Cognex Corp.	7,950	307,427
Cognizant Technology Solutions - Class A	25,666	1,629,278
Coherent, Inc. (1)	837	88,479
CoreLogic, Inc. (1)	2,418	80,810
Cypress Semiconductor Corp.	11,574	147,221
Dell Technologies, Inc. - Class C (1)	447	21,846
DocuSign, Inc. (1)	3,615	144,889
DXC Technology Co.	183,208	9,741,169
Elastic NV (1)	349	24,947
EPAM Systems, Inc. (1)	2,471	286,661
Euronet Worldwide, Inc. (1)	1,170	119,785
F5 Networks, Inc. (1)	2,941	476,530
FactSet Research Systems, Inc.	1,783	356,832
Fair Isaac Corp. (1)	1,370	256,190
Fidelity National Information Services, Inc.	1,324	135,776
FireEye, Inc. (1)	6,926	112,270
First Data Corp. (1)	26,927	455,336

Fiserv, Inc. (1)	19,811	1,455,910
FleetCor Technologies, Inc. (1)	431,882	80,209,125
FLIR Systems, Inc.	566	24,644
Fortinet, Inc. (1)	6,800	478,924
Gartner, Inc. (1)	4,253	543,704
Genpact Ltd.	2,453	66,206
Global Payments, Inc.	7,651	789,048
GoDaddy, Inc. (1)	7,663	502,846
Guidewire Software, Inc. (1)	3,881	311,373
International Business Machines Corp.	32,391	3,681,885
Intuit, Inc.	327,472	64,462,863
IPG Photonics Corp. (1)	1,725	195,425
Jack Henry & Associates, Inc.	3,781	478,372
KLA-Tencor Corp.	7,467	668,222
Lam Research Corp.	7,555	1,028,764
Littelfuse, Inc.	941	161,363
LogMeIn, Inc.	1,595	130,104
Manhattan Associates, Inc. (1)	3,239	137,236
Marvell Technology Group Ltd.	7,105	115,030
Mastercard, Inc.	257,281	48,536,061
Maxim Integrated Products, Inc.	13,418	682,305
Microchip Technology, Inc.	11,301	812,768
Micron Technology, Inc. (1)	43,460	1,378,986
Microsoft Corp.	2,628,600	266,986,902
MKS Instruments, Inc.	2,538	163,980
Monolithic Power Systems, Inc.	1,993	231,686
Motorola Solutions, Inc.	172,841	19,883,629
National Instruments Corp.	4,277	194,090
NCR Corp. (1)	4,995	115,285
NetApp, Inc.	12,832	765,685
Nutanix, Inc. (1)	6,880	286,139
NVIDIA Corp.	156,348	20,872,458
NXP Semiconductors NV	862	63,167
Okta, Inc. (1)	4,313	275,169
ON Semiconductor Corp. (1)	20,909	345,208
Oracle Corp.	12,181	549,972
Palo Alto Networks, Inc. (1)	129,223	24,339,152
Paychex, Inc.	15,631	1,018,360
Paycom Software, Inc. (1)	2,497	305,758
PayPal Holdings, Inc. (1)	283,503	23,839,767
Pegasystems, Inc.	1,765	84,420
Pluralsight, Inc. - Class A (1)	923	21,737
Proofpoint, Inc. (1)	2,358	197,624
PTC, Inc. (1)	5,786	479,659
Pure Storage, Inc. (1)	7,746	124,556
RealPage, Inc. (1)	3,296	158,834
Red Hat, Inc. (1)	89,452	15,711,349
RingCentral, Inc. (1)	3,268	269,414
Sabre Corp.	10,739	232,392
Salesforce.com, Inc. (1)	941,213	128,917,945
ServiceNow, Inc. (1)	8,733	1,554,911
Skyworks Solutions, Inc.	189,645	12,710,008

SolarWinds Corp. (1)	1,198	16,568
Splunk, Inc. (1)	7,196	754,501
Square, Inc. (1)	227,370	12,753,183
SS&C Technologies Holdings, Inc.	9,418	424,846
Switch, Inc.	1,727	12,089
Synopsys, Inc. (1)	666	56,104
Tableau Software, Inc. (1)	3,503	420,360
Teradata Corp. (1)	4,006	153,670
Teradyne, Inc.	1,452	45,564
Texas Instruments, Inc.	47,099	4,450,856
The Western Union Co.	6,036	102,974
Total System Services, Inc.	8,878	721,693
Twilio, Inc. (1)	3,563	318,176
Tyler Technologies, Inc. (1)	1,823	338,750
Ubiquiti Networks, Inc.	739	73,464
Ultimate Software Group, Inc. (1)	1,454	356,041
Universal Display Corp.	2,181	204,076
VeriSign, Inc. (1)	5,086	754,203
Versum Materials, Inc.	5,077	140,734
Visa, Inc.	1,352,336	178,427,212
VMware, Inc. (1)	3,485	477,898
WEX, Inc. (1)	2,004	280,680
Workday, Inc. (1)	223,751	35,728,560
Worldpay, Inc. (1)	208,772	15,956,444
Xilinx, Inc.	12,444	1,059,855
Zebra Technologies Corp. (1)	2,555	406,833
Zendesk, Inc. (1)	5,204	303,757

		1,558,437,663

Materials - 3.11%
Avery Dennison Corp.	4,203	377,555
Axalta Coating Systems Ltd. (1)	4,073	95,390
Berry Global Group, Inc. (1)	3,118	148,199
Celanese Corp.	4,294	386,331
Chemours Co.	8,623	243,341
Crown Holdings, Inc. (1)	6,488	269,706
Eagle Materials, Inc.	1,934	118,032
Ecolab, Inc.	624,140	91,967,029
FMC Corp.	2,577	190,595
Graphic Packaging Holding Co.	2,552	27,153
International Flavors & Fragrances, Inc.	2,400	322,248
International Paper Co.	2,222	89,680
Linde Plc	432,691	67,517,104
Lyondellbasell Industries NV	7,565	629,105
Martin Marietta Materials, Inc.	2,776	477,111
NewMarket Corp.	350	144,231
Packaging Corp. of America	4,639	387,171
Platform Specialty Products Corp. (1)	5,220	53,923
PPG Industries, Inc.	776	79,330
Royal Gold, Inc.	1,263	108,176
RPM International, Inc.	1,304	76,649
Scotts Miracle-Gro Co.	935	57,465
Sealed Air Corp.	4,295	149,638

Silgan Holdings, Inc.	1,258	29,714
Southern Copper Corp.	3,880	119,388
Steel Dynamics, Inc.	1,637	49,175
The Sherwin-Williams Co.	4,075	1,603,350
Vulcan Materials Co.	150,725	14,891,630
W.R. Grace & Co.	2,326	150,981
Westlake Chemical Corp.	1,583	104,747

		180,864,147

Real Estate - 2.01%
Alexandria Real Estate Equities, Inc.	352	40,565
American Tower Corp.	21,401	3,385,424
CBRE Group, Inc. (1)	7,464	298,859
Colony Capital, Inc.	3,149	14,737
CoreSite Realty Corp.	1,761	153,612
Crown Castle International Corp.	15,390	1,671,816
Equinix, Inc.	219,581	77,415,477
Equity Lifestyle Properties, Inc.	4,232	411,054
Extra Space Storage, Inc.	5,196	470,134
Gaming and Leisure Properties, Inc.	3,354	108,368
Hudson Pacific Properties, Inc.	1,076	31,269
Lamar Advertising Co.	3,634	251,400
Life Storage, Inc.	196	18,226
Omega Healthcare Investors, Inc.	738	25,941
Prologis, Inc.	478,570	28,101,630
Public Storage	7,277	1,472,938
SBA Communications Corp. (1)	5,489	888,614
Simon Property Group, Inc.	13,783	2,315,406
Taubman Centers, Inc.	2,772	126,098
The Howard Hughes Corp. (1)	728	71,067

		117,272,635

Total Common Stocks (Cost $4,967,004,703)		$5,647,114,031

RIGHTS - 0.00% (2)
Consumer Staples - 0.00% (2)
Herbalife Ltd., expires 8/21/2019 - CVR (1)(4)	93,853	—

Total Rights (Cost $0)		—

SHORT-TERM INVESTMENTS - 2.78%
Money Market Funds - 2.78%
Goldman Sachs Financial Square Government Fund - Class I, 2.34% (3)	80,794,904	$80,794,904
JPMorgan U.S. Government Money Market Fund - Class I, 2.31% (3)	80,794,905	80,794,905

Total Short-Term Investments (Cost $161,589,809)		$161,589,809

TOTAL INVESTMENTS IN SECURITIES - 99.77% (Cost $5,128,594,512)		$5,808,703,840
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.23%		13,175,692

TOTAL NET ASSETS - 100.00%		$5,821,879,532

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

CVR	Contingent Value Right

(1)	Non-income producing security.

(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of this security totals $0, which represents 0.00% of total net assets.
(5)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $5,146,866, which represents 0.09% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.64%
Communication Services - 4.67%
Alphabet, Inc. - Class C (1)	80,761	$83,636,899
AT&T, Inc.	440,032	12,558,513
CBS Corp.	1,022,972	44,724,336
CenturyLink, Inc.	57,521	871,443
Charter Communications, Inc. (1)	3,095	881,982
Cinemark Holdings, Inc.	6,579	235,528
Comcast Corp. - Class A	3,125,123	106,410,438
Discovery Communications, Inc. - Class A (1)	9,295	229,958
Discovery Communications, Inc. - Class C (1)	20,862	481,495
DISH Network Corp. (1)	13,421	335,122
Facebook, Inc. (1)	341,349	44,747,441
GCI Liberty, Inc. (1)	358,421	14,752,608
Interpublic Group of Companies, Inc.	20,544	423,823
John Wiley & Sons, Inc.	2,751	129,215
Liberty Broadband Corp. - Class A (1)	1,502	107,859
Liberty Broadband Corp. - Class C (1)	6,410	461,712
Liberty Media Group LLC - Class A (1)	1,332	39,587
Liberty Media Group LLC - Class C (1)	11,869	364,378
Liberty SiriusXM Group - Class A (1)	5,056	186,061
Liberty SiriusXM Group - Class C (1)	9,859	364,586
Lions Gate Entertainment Corp. - Class A	2,447	39,389
Lions Gate Entertainment Corp. - Class B	5,778	85,969
News Corp. - Class A	24,279	275,567
News Corp. - Class B	7,329	84,650
Omnicom Group, Inc.	4,463	326,870
Sprint Corp. (1)	38,418	223,593
Take-Two Interactive Software, Inc. (1)	2,881	296,570
Telephone & Data Systems, Inc.	6,100	198,494
The Madison Square Garden Co. (1)	1,002	268,235
T-Mobile U.S., Inc. (1)	6,447	410,094
Tribune Media Co.	5,157	234,025
Twenty-First Century Fox, Inc. - Class A	63,079	3,035,362
Twenty-First Century Fox, Inc. - Class B	29,560	1,412,377
United States Cellular Corp. (1)	756	39,289
Verizon Communications, Inc.	250,419	14,078,556
Viacom, Inc. - Class A	447	12,431
Viacom, Inc. - Class B	21,538	553,527
Walt Disney Co.	25,588	2,805,724
Zillow Group, Inc. - Class A (1)	823	25,867
Zillow Group, Inc. - Class C (1)	2,230	70,423
Zynga, Inc. (1)	47,755	187,677

		336,607,673

Consumer Discretionary - 10.80%
Adient Plc	5,568	83,854
Advance Auto Parts, Inc.	297,190	46,795,537
Aptiv Plc	2,126	130,898
Aramark	809,984	23,465,236
AutoNation, Inc. (1)	1,236,180	44,131,626
AutoZone, Inc. (1)	195	163,476
Best Buy, Inc.	10,675	565,348
Booking Holdings, Inc. (1)	26,561	45,749,198
Borgwarner, Inc.	12,476	433,416
Bright Horizons Family Solutions, Inc. (1)	475	52,939
Brunswick Corp.	4,646	215,807
Caesars Entertainment Corp. (1)	34,825	236,462
CarMax, Inc. (1)	4,067	255,123
Carnival Corp.	24,369	1,201,392
Columbia Sportswear Co.	1,578	132,694

D. R. Horton, Inc.	8,495	294,437
Darden Restaurants, Inc.	3,707	370,181
Dick’s Sporting Goods, Inc.	4,449	138,809
Dollar General Corp.	484,590	52,374,487
Dollar Tree, Inc. (1)	11,826	1,068,124
eBay, Inc. (1)	42,788	1,201,059
Extended Stay America, Inc.	4,573	70,881
Foot Locker, Inc.	6,828	363,250
Ford Motor Co.	235,635	1,802,608
Gap, Inc.	12,248	315,508
Garmin Ltd.	6,883	435,832
Garrett Motion, Inc. (1)	1,666	20,558
General Motors Co.	79,259	2,651,214
Gentex Corp.	5,766	116,531
Genuine Parts Co.	8,646	830,189
Goodyear Tire & Rubber Co.	14,262	291,087
Graham Holdings Co.	264	169,113
H&R Block, Inc.	10,112	256,541
Hanesbrands, Inc.	935,212	11,718,206
Harley-Davidson, Inc.	9,708	331,237
Hasbro, Inc.	1,564	127,075
Hyatt Hotels Corp.	2,501	169,068
International Game Technology Plc	5,479	80,158
Kohl’s Corp.	10,180	675,341
L Brands, Inc.	10,990	282,113
Las Vegas Sands Corp.	8,559	445,496
Lear Corp.	3,498	429,764
Leggett & Platt, Inc.	8,219	294,569
Lennar Corp. - Class A	637,360	24,952,644
Lennar Corp. - Class B	389	12,187
LKQ Corp. (1)	15,961	378,755
Lowes Companies, Inc.	474,635	43,837,289
Macy’s, Inc.	18,611	554,236
Mattel, Inc. (1)	15,985	159,690
McDonald’s Corp.	508,897	90,364,840
MGM Resorts International	721,529	17,504,294
Michael Kors Holdings Ltd. (1)	3,918	148,571
Michelin	534,458	52,605,143
Mohawk Industries, Inc. (1)	3,824	447,255
Newell Brands, Inc.	26,273	488,415
Nike, Inc.	843,948	62,570,305
Norwegian Cruise Line Holdings Ltd. (1)	751,274	31,846,505
O’Reilly Automotive, Inc. (1)	58,427	20,118,169
Penske Automotive Group, Inc.	2,086	84,107
Pulte Group, Inc.	10,290	267,437
PVH Corp.	4,629	430,266
Qurate Retail, Inc. (1)	2,269,254	44,295,838
Ralph Lauren Corp.	3,330	344,522
Royal Caribbean Cruises Ltd.	362,970	35,494,836
Service Corp. International	5,653	227,590
Skechers USA, Inc. (1)	4,128	94,490
Starbucks Corp.	366,251	23,586,564
Tapestry, Inc.	13,990	472,162
Target Corp.	31,877	2,106,751
The Michaels Companies, Inc. (1)	4,919	66,603
Thor Industries, Inc.	468	24,336
Tiffany & Co.	6,036	485,958
TJX Companies, Inc.	1,165,064	52,124,963
Toll Brothers, Inc.	4,082	134,420
Under Armour, Inc. - Class A (1)	2,637	46,596
Under Armour, Inc. - Class C (1)	2,455	39,697
VF Corp.	406,081	28,969,819
Visteon Corp. (1)	583	35,143
Whirlpool Corp.	3,884	415,083
Williams-Sonoma, Inc.	3,837	193,577
Yum China Holdings, Inc.	20,154	675,764
Yum! Brands, Inc.	13,388	1,230,625

		778,771,887

Consumer Staples - 7.58%
Altria Group, Inc.	472,900	23,356,531
Archer-Daniels-Midland Co.	33,777	1,383,844
Bunge Ltd.	8,663	462,951
Campbell Soup Co.	3,237	106,789
Casey’s General Stores, Inc.	2,227	285,368
Church & Dwight Co., Inc.	2,189	143,949
Clorox Co.	984	151,674
Coca Cola Co.	1,750,664	82,893,940
Coca-Cola European Partners Plc	806,981	37,000,079
Colgate Palmolive Co.	1,086,300	64,656,576
Conagra Brands, Inc.	28,999	619,408
Costco Wholesale Corp.	261,088	53,186,237
Coty, Inc.	27,432	179,954
CVS Health Corp.	654,037	42,852,486
Diageo Plc - ADR	391,056	55,451,741
Energizer Holdings, Inc.	1,746	78,832
Flowers Foods, Inc.	10,825	199,938
General Mills, Inc.	34,034	1,325,284
Herbalife Ltd. (1)	5,374	316,797
Hormel Foods Corp.	16,356	698,074
Ingredion, Inc.	4,276	390,826
Kellogg Co.	7,651	436,184
Kimberly-Clark Corp.	2,740	312,196
Kraft Heinz Co.	36,485	1,570,314
Kroger Co.	47,761	1,313,428
Lamb Weston Holdings, Inc.	8,840	650,270
McCormick & Co., Inc.	6,927	964,515
Molson Coors Brewing Co.	10,577	594,004
Mondelez International, Inc.	86,396	3,458,432
Nu Skin Enterprises, Inc.	2,328	142,776
PepsiCo, Inc.	673,946	74,457,554
Philip Morris International, Inc.	428,482	28,605,458
Pilgrim’s Pride Corp. (1)	2,838	44,017
Post Holdings, Inc. (1)	1,734	154,551
Procter & Gamble Co.	591,063	54,330,511
Seaboard Corp.	15	53,070
Spectrum Brands Holdings, Inc.	1,309	55,305
The Hain Celestial Group, Inc. (1)	5,930	94,050
The Hershey Co.	744	79,742
The J. M. Smucker Co.	6,675	624,046
TreeHouse Foods, Inc. (1)	3,427	173,783
Tyson Foods, Inc.	17,626	941,228
U.S. Foods Holding Corp. (1)	12,250	387,590
Walgreens Boots Alliance, Inc.	49,013	3,349,058
Walmart, Inc.	86,364	8,044,807

		546,578,167

Energy - 7.51%
Anadarko Petroleum Corp.	20,167	884,121
Antero Resources Corp. (1)	6,639	62,340
Apache Corp.	833,779	21,886,699
Apergy Corp. (1)	4,765	129,036
Baker Hughes a GE Co.	30,746	661,039
BP Plc - ADR	989,166	37,509,175
Cabot Oil & Gas Corp.	6,776	151,444
Centennial Resource Development, Inc. (1)	10,660	117,473
Cheniere Energy, Inc. (1)	4,149	245,579
Chesapeake Energy Corp. (1)	53,935	113,264
Chevron Corp.	464,725	50,557,433
Cimarex Energy Co.	4,902	302,208
CNX Resources Corp. (1)	13,134	149,990
Concho Resources, Inc. (1)	10,236	1,052,159
ConocoPhillips	659,923	41,146,199
Continental Resources, Inc. (1)	2,794	112,291
Devon Energy Corp.	1,098,187	24,753,135
Diamondback Energy, Inc.	7,923	734,462

EOG Resources, Inc.	352,282	30,722,513
EQT Corp.	15,564	294,004
Equitrans Midstream Corp. (1)	12,451	249,269
Extraction Oil & Gas, Inc. (1)	5,932	25,448
Exxon Mobil Corp.	694,084	47,329,588
Helmerich & Payne, Inc.	6,415	307,535
Hess Corp.	1,288,921	52,201,301
HollyFrontier Corp.	9,751	498,471
Kinder Morgan, Inc.	114,682	1,763,809
Kosmos Energy Ltd. (1)	4,670,636	19,009,489
Marathon Oil Corp.	50,120	718,721
Marathon Petroleum Corp.	40,470	2,388,135
Murphy Oil Corp.	9,722	227,398
Nabors Industries Ltd.	21,414	42,828
National Oilwell Varco, Inc.	23,141	594,724
Newfield Exploration Co. (1)	7,700	112,882
Noble Energy, Inc.	28,896	542,089
Occidental Petroleum Corp.	1,076,535	66,077,718
ONEOK, Inc.	14,525	783,624
Parsley Energy, Inc. (1)	1,337,180	21,368,136
Patterson-UTI Energy, Inc.	12,871	133,215
PBF Energy, Inc.	6,993	228,461
Phillips 66	444,089	38,258,267
Pioneer Natural Resources Co.	4,595	604,334
QEP Resources, Inc. (1)	13,903	78,274
Range Resources Corp.	12,990	124,314
RPC, Inc.	1,929	19,039
Schlumberger Ltd.	349,234	12,600,363
SM Energy Co.	6,915	107,044
Targa Resources Corp.	13,617	490,484
The Williams Companies, Inc.	73,550	1,621,778
Transocean Ltd. (1)	32,145	223,086
Valero Energy Corp.	468,182	35,099,605
Vermilion Energy, Inc.	1,217,526	25,653,273
Weatherford International Plc (1)	61,299	34,266
Whiting Petroleum Corp. (1)	5,304	120,348
WPX Energy, Inc. (1)	24,332	276,168

		541,498,048

Financials - 17.80%
Affiliated Managers Group, Inc.	3,302	321,747
Aflac, Inc.	46,238	2,106,603
AGNC Investment Corp.	30,865	541,372
Alleghany Corp.	780	486,190
Allstate Corp.	20,959	1,731,842
Ally Financial, Inc.	25,793	584,469
American Express Co.	996,296	94,966,935
American Financial Group, Inc.	4,401	398,423
American International Group, Inc.	874,330	34,457,345
American National Insurance Co.	397	50,514
Ameriprise Financial, Inc.	7,072	738,105
Annaly Capital Management, Inc.	78,908	774,877
Arch Capital Group Ltd. (1)	19,430	519,170
Arthur J. Gallagher & Co.	10,907	803,846
Aspen Insurance Holdings Ltd.	3,478	146,041
Associated Banc Corp.	9,993	197,761
Assurant, Inc.	3,264	291,932
Assured Guaranty Ltd.	6,518	249,509
Athene Holding Ltd. (1)	9,599	382,328
AXA Equitable Holdings, Inc.	11,465	190,663
Axis Capital Holdings Ltd.	4,351	224,686
Bank of America Corp.	553,773	13,644,967
Bank of Hawaii Corp.	2,600	175,032
Bank of New York Mellon Corp.	889,570	41,872,060
Bank OZK	7,259	165,723
BankUnited, Inc.	6,175	184,879
BB&T Corp.	46,406	2,010,308
Berkshire Hathaway, Inc. (1)	735,039	150,080,263

BGC Partners, Inc.	16,315	84,349
BlackRock, Inc.	109,324	42,944,654
BOK Financial Corp.	1,526	111,902
Brighthouse Financial, Inc. (1)	7,033	214,366
Brown & Brown, Inc.	13,231	364,646
Capital One Financial Corp.	26,619	2,012,130
CBOE Holdings, Inc.	479	46,861
Chimera Investment Corp.	11,246	200,404
Chubb Ltd.	878,648	113,503,749
Cincinnati Financial Corp.	9,383	726,432
CIT Group, Inc.	6,664	255,031
Citigroup, Inc.	1,267,056	65,962,935
Citizens Financial Group, Inc.	28,266	840,348
CME Group, Inc.	18,900	3,555,468
CNA Financial Corp.	1,707	75,364
Comerica, Inc.	9,213	632,841
Commerce Bancshares, Inc.	6,021	339,429
Credit Acceptance Corp. (1)	44	16,797
Cullen/Frost Bankers, Inc.	3,453	303,657
Discover Financial Services	10,992	648,308
E*TRADE Financial Corp.	660,298	28,973,876
East West Bancorp, Inc.	8,051	350,460
Erie Indemnity Co.	313	41,726
Everest Re Group Ltd.	1,480	322,285
F.N.B. Corp.	19,020	187,157
Fifth Third Bancorp	39,621	932,282
First American Financial Corp.	6,233	278,241
First Citizens Bancshares, Inc.	477	179,853
First Hawaiian, Inc.	6,932	156,039
First Horizon National Corp.	18,998	250,014
First Republic Bank	9,859	856,747
FNF Group	567,264	17,834,780
Franklin Resources, Inc.	18,569	550,757
Hanover Insurance Group, Inc.	2,548	297,530
Harford Financial Services Group, Inc.	21,585	959,453
Huntington Bancshares, Inc.	64,553	769,472
Interactive Brokers Group, Inc.	339	18,526
Intercontinental Exchange, Inc.	16,413	1,236,391
Invesco Ltd.	24,520	410,465
Jefferies Financial Group, Inc.	1,535,859	26,662,512
JPMorgan Chase & Co.	673,546	65,751,560
KeyCorp	1,918,006	28,348,129
Lazard Ltd.	494	18,234
Legg Mason, Inc.	5,227	133,341
Lincoln National Corp.	13,145	674,470
Loews Corp.	16,824	765,828
M&T Bank Corp.	8,459	1,210,737
Markel Corp. (1)	751	779,576
Marsh & McLennan Companies, Inc.	682,366	54,418,688
Mercury General Corp.	1,797	92,923
MetLife, Inc.	51,127	2,099,275
MFA Financial, Inc.	26,783	178,910
Morgan Stanley	73,390	2,909,913
Nasdaq OMX Group, Inc.	6,984	569,685
Navient Corp.	2,066,713	18,207,742
New Residential Investment Corp.	21,704	308,414
New York Community Bancorp, Inc.	2,794,361	26,294,937
Northern Trust Corp.	8,885	742,697
Oaktree Capital Group LLC	1,115,219	44,329,955
Old Republic International Corp.	17,171	353,207
OneMain Holdings, Inc. (1)	4,535	110,155
PacWest Bancorp	7,220	240,282
People’s United Financial, Inc.	22,379	322,929
Pinnacle Financial Partners, Inc.	2,507	115,573
PNC Financial Services Group, Inc.	451,458	52,779,955
Popular, Inc.	5,856	276,520
Principal Financial Group, Inc.	17,009	751,288

Prosperity Bancshares, Inc.	3,959	246,646
Prudential Financial, Inc.	24,982	2,037,282
Raymond James Financial, Inc.	5,507	409,776
Regions Financial Corp.	62,706	839,006
Reinsurance Group of America, Inc.	3,744	525,021
RenaissanceRe Holdings Ltd.	2,144	286,653
Santander Consumer USA Holdings, Inc.	5,925	104,221
Signature Bank	1,290	132,625
SLM Corp. (1)	4,134,311	34,356,124
Starwood Property Trust, Inc.	16,353	322,318
State Street Corp.	529,035	33,366,237
Sterling Bancorp	13,152	217,139
SunTrust Banks, Inc.	347,235	17,514,533
SVB Financial Group (1)	733	139,211
Synchrony Financial	1,907,933	44,760,108
Synovus Financial Corp.	6,497	207,839
T. Rowe Price Group, Inc.	974	89,920
TCF Financial Corp.	10,053	195,933
Texas Capital Bancshares, Inc. (1)	971	49,608
TFS Financial Corp.	2,652	42,777
The Goldman Sachs Group, Inc.	251,174	41,958,617
Torchmark Corp.	6,210	462,831
Travelers Companies, Inc.	12,963	1,552,319
Two Harbors Investment Corp.	15,856	203,591
U.S. Bancorp	91,568	4,184,658
Umpqua Holdings Corp.	12,919	205,412
Unum Group	12,512	367,603
Voya Financial, Inc.	8,727	350,302
W.R. Berkley Corp.	5,742	424,391
Webster Financial Corp.	5,718	281,840
Wells Fargo & Co.	1,966,319	90,607,980
Western Alliance Bancorp (1)	2,463	97,264
White Mountains Insurance Group Ltd.	192	164,676
Willis Towers Watson Plc	268,213	40,730,826
Wintrust Financial Corp.	3,559	236,638
Zions Bancorp	11,464	467,043

		1,283,329,718

Healthcare - 13.40%
Abbott Laboratories	103,567	7,491,001
Acadia Healthcare Co., Inc. (1)	5,305	136,392
Agilent Technologies, Inc.	19,373	1,306,903
Agios Pharmaceuticals, Inc. (1)	176	8,115
Alexion Pharmaceuticals, Inc. (1)	2,153	209,616
Allergan Plc	322,373	43,088,375
Alnylam Pharmaceuticals, Inc. (1)	571	41,632
Amgen, Inc.	178,526	34,753,656
Anthem, Inc.	206,175	54,147,740
Baxter International, Inc.	838,122	55,165,190
Becton Dickinson and Co.	14,573	3,283,588
Biogen, Inc. (1)	617	185,668
Bio-Rad Laboratories, Inc. (1)	1,309	303,976
Bluebird Bio, Inc. (1)	999	99,101
Boston Scientific Corp. (1)	19,401	685,631
Bristol Myers Squibb Co.	46,331	2,408,285
Bruker Corp.	3,526	104,969
Cardinal Health, Inc.	716,469	31,954,517
Catalent, Inc. (1)	6,636	206,911
Centene Corp. (1)	1,433	165,225
Cerner Corp. (1)	10,668	559,430
Charles River Laboratories International, Inc. (1)	788	89,186
Cigna Corp.	293,232	55,690,563
Danaher Corp.	613,964	63,311,968
DaVita, Inc. (1)	3,664	188,549
Dentsply Sirona, Inc.	13,061	486,000
Elanco Animal Health, Inc. (1)	2,346	73,969
Eli Lilly & Co.	21,815	2,524,432
Gilead Sciences, Inc.	19,978	1,249,624

HCA Healthcare, Inc.	4,739	589,769
Henry Schein, Inc. (1)	7,906	620,779
Hill-Rom Holdings, Inc.	1,367	121,048
Hologic, Inc. (1)	16,548	680,123
Humana, Inc.	413	118,316
Integra LifeSciences Holdings Corp. (1)	878	39,598
IQVIA Holdings, Inc. (1)	9,790	1,137,304
Jazz Pharmaceuticals Plc (1)	255	31,610
Johnson & Johnson	655,632	84,609,310
Laboratory Corp. of America Holdings (1)	5,788	731,372
McKesson Corp.	10,295	1,137,289
MEDNAX, Inc. (1)	5,515	181,995
Medtronic Plc	1,750,865	159,258,680
Merck & Co., Inc.	1,037,740	79,293,713
Molina Healthcare, Inc. (1)	561	65,199
Mylan (1)	30,962	848,359
PerkinElmer, Inc.	6,573	516,309
Perrigo Co. Plc	7,678	297,523
Pfizer, Inc.	1,384,246	60,422,338
Premier, Inc. (1)	1,928	72,011
QIAGEN NV (1)	13,251	456,497
Quest Diagnostics, Inc.	8,279	689,392
Sanofi - ADR	2,063,583	89,580,138
STERIS Plc	5,060	540,661
Teleflex, Inc.	2,230	576,410
Teva Pharmaceutical Industries Ltd. - ADR (1)	899,046	13,863,289
The Cooper Companies, Inc.	2,484	632,178
Thermo Fisher Scientific, Inc.	22,838	5,110,916
United Therapeutics Corp. (1)	2,669	290,654
UnitedHealth Group, Inc.	406,911	101,369,668
Universal Health Services, Inc.	5,055	589,211
Waters Corp. (1)	301	56,784
WellCare Health Plans, Inc. (1)	200	47,218
West Pharmaceutical Services, Inc.	3,437	336,929
Zimmer Holdings, Inc.	12,357	1,281,668

		966,114,470

Industrials - 12.26%
3M Co.	240,759	45,874,220
Acuity Brands, Inc.	2,370	272,431
ADT, Inc.	5,960	35,820
AECOM (1)	9,386	248,729
AGCO Corp.	3,975	221,288
Air Lease Corp.	1,710,741	51,681,486
Alaska Air Group, Inc.	7,204	438,363
Allegion Plc	1,131	90,152
AMERCO	101,391	33,267,401
American Airlines Group, Inc.	24,880	798,897
AMETEK, Inc.	11,265	762,641
Arconic, Inc.	26,154	440,956
Arcosa, Inc. (1)	2,849	78,889
Canadian National Railway Co.	688,025	50,989,533
Carlisle Companies, Inc.	3,529	354,735
Caterpillar, Inc.	2,755	350,078
Clean Harbors, Inc. (1)	3,174	156,637
Colfax Corp. (1)	5,052	105,587
Copa Holdings SA	1,943	152,934
Crane Co.	2,982	215,241
CSX Corp.	25,816	1,603,948
Cummins, Inc.	5,761	769,900
Curtiss-Wright Corp.	2,392	244,271
Delta Air Lines, Inc.	28,900	1,442,110
Donaldson Co., Inc.	388	16,835
Dover Corp.	8,826	626,205
Dun & Bradstreet Corp.	1,233	175,998
Eaton Corp. Plc	26,393	1,812,143
Emerson Electric Co.	11,012	657,967
Equifax, Inc.	5,216	485,766

FedEx Corp.	293,611	47,368,263
Flowserve Corp.	8,033	305,415
Fluor Corp.	8,475	272,895
Fortive Corp.	1,486	100,543
Fortune Brands Home & Security, Inc.	4,889	185,733
Gardner Denver Holdings, Inc. (1)	5,128	104,868
Gates Industrial Corp. Plc (1)	2,382	31,538
General Dynamics Corp.	344,455	54,151,771
General Electric Co.	4,737,516	35,862,996
Genesee & Wyoming, Inc. (1)	2,837	209,995
GrafTech International Ltd.	3,363	38,473
HD Supply Holdings, Inc. (1)	7,858	294,832
Hexcel Corp.	4,150	237,961
Honeywell International, Inc.	351,785	46,477,834
Hubbell, Inc.	1,038	103,115
Huntington Ingalls Industries, Inc.	337	64,134
IDEX Corp.	269	33,964
IHS Markit Ltd. (1)	23,167	1,111,321
Ingersoll-Rand Plc	6,799	620,273
ITT, Inc.	5,345	258,003
Jacobs Engineering Group, Inc.	623,219	36,433,383
JetBlue Airways Corp. (1)	18,352	294,733
Johnson Controls International Plc	942,874	27,956,204
Kansas City Southern	6,234	595,035
KAR Auction Services, Inc.	462	22,047
Kirby Corp. (1)	3,564	240,071
Knight-Swift Transportation Holdings, Inc.	7,669	192,262
L3 Technologies, Inc.	4,716	818,981
Lennox International, Inc.	121	26,482
Lockheed Martin Corp.	177,626	46,509,592
Macquarie Infrastructure Corp.	4,805	175,671
ManpowerGroup, Inc.	3,820	247,536
Masco Corp.	5,781	169,036
MSC Industrial Direct Co., Inc.	1,445	111,149
Nielsen Holdings Plc	1,073,329	25,040,766
Nordson Corp.	205	24,467
Norfolk Southern Corp.	16,452	2,460,232
Northrop Grumman Corp.	171,427	41,982,472
nVent Electric Plc	9,455	212,359
Oshkosh Corp.	4,279	262,345
Owens Corning	638,690	28,089,586
PACCAR, Inc.	20,761	1,186,284
Parker-Hannifin Corp.	6,528	973,586
Pentair Plc	9,628	363,746
Quanta Services, Inc. (1)	6,468	194,687
Regal-Beloit Corp.	2,543	178,137
Republic Services, Inc.	12,372	891,897
Resideo Technologies, Inc. (1)	2,805	57,643
Roper Technologies, Inc.	4,987	1,329,135
Ryder System, Inc.	3,127	150,565
Schneider National, Inc.	2,128	39,730
Sensata Technologies Holding Plc (1)	4,646	208,327
Snap-on, Inc.	3,355	487,448
Southwest Airlines Co.	8,953	416,135
Spirit AeroSystems Holdings, Inc.	468,672	33,786,564
Stanley Black & Decker, Inc.	313,677	37,559,684
Stericycle, Inc. (1)	4,804	176,259
Teledyne Technologies, Inc. (1)	2,160	447,271
Terex Corp.	3,881	106,999
Textron, Inc.	12,122	557,491
The Middleby Corp. (1)	1,332	136,836
The Timken Co.	4,209	157,080
Trinity Industries, Inc.	8,547	175,983
Union Pacific Corp.	430,589	59,520,317
United Continental Holdings, Inc. (1)	14,791	1,238,450
United Parcel Service, Inc.	455,401	44,415,260
United Technologies Corp.	648,717	69,075,423

Univar, Inc. (1)	5,769	102,342
USG Corp.	4,955	211,380
Valmont Industries, Inc.	1,355	150,337
Wabtec Corp.	499,384	35,081,726
Waste Management, Inc.	3,854	342,967
Watsco, Inc.	463	64,422
WESCO International, Inc. (1)	2,965	142,320
Xylem, Inc.	4,778	318,788

		884,314,716

Information Technology - 10.54%
Accenture Plc	368,763	51,999,271
Akamai Technologies, Inc. (1)	561	34,266
Amdocs Ltd.	8,637	505,956
Analog Devices, Inc.	18,824	1,615,664
Apple, Inc.	388,011	61,204,855
ARRIS International Plc (1)	9,703	296,621
Arrow Electronics, Inc. (1)	5,258	362,539
Aspen Technology, Inc. (1)	207	17,011
Autodesk, Inc. (1)	2,074	266,737
Automatic Data Processing, Inc.	204,874	26,863,079
Avnet, Inc.	6,854	247,429
Booz Allen Hamilton Holding Corp.	388	17,487
Broadcom, Inc.	208,687	53,064,930
Cisco Systems, Inc.	1,476,245	63,965,696
Cognizant Technology Solutions - Class A	3,378	214,435
Coherent, Inc. (1)	376	39,747
CommScope Holding Co., Inc. (1)	10,997	180,241
Conduent, Inc. (1)	11,394	121,118
CoreLogic, Inc. (1)	1,633	54,575
Corning, Inc.	47,724	1,441,742
Cypress Semiconductor Corp.	6,539	83,176
Dell Technologies, Inc. - Class C (1)	7,226	353,119
Dolby Laboratories, Inc.	3,668	226,829
DXC Technology Co.	16,928	900,062
EchoStar Corp. (1)	2,927	107,479
Euronet Worldwide, Inc. (1)	1,556	159,303
Fidelity National Information Services, Inc.	18,000	1,845,900
FireEye, Inc. (1)	4,348	70,481
First Solar, Inc. (1)	4,865	206,544
FLIR Systems, Inc.	7,395	321,978
Genpact Ltd.	5,972	161,184
Hewlett Packard Enterprise Co.	1,446,210	19,104,434
HP, Inc.	95,829	1,960,661
Intel Corp.	276,594	12,980,556
International Business Machines Corp.	15,603	1,773,593
Jabil, Inc.	9,871	244,702
Juniper Networks, Inc.	20,628	555,100
Keysight Technologies, Inc. (1)	11,390	707,091
Leidos Holdings, Inc.	8,499	448,067
Littelfuse, Inc.	218	37,383
LogMeIn, Inc.	1,153	94,050
Marvell Technology Group Ltd.	24,426	395,457
Microchip Technology, Inc.	389,711	28,028,015
Micron Technology, Inc. (1)	14,827	470,461
Microsoft Corp.	1,028,321	104,446,564
Motorola Solutions, Inc.	8,645	994,521
National Instruments Corp.	1,114	50,553
NCR Corp. (1)	1,126	25,988
Nuance Communications, Inc. (1)	17,363	229,713
NXP Semiconductors NV	729,329	53,445,229
Oracle Corp.	1,962,413	88,602,947
Pluralsight, Inc. - Class A (1)	270	6,359
Qorvo, Inc. (1)	7,678	466,285
QUALCOMM, Inc.	579,840	32,998,694
Sabre Corp.	2,887	62,475
Samsung Electronic Co. Ltd.	1,298,341	45,197,481
Skyworks Solutions, Inc.	3,110	208,432

SS&C Technologies Holdings, Inc.	763	34,419
Symantec Corp.	38,294	723,565
Synopsys, Inc. (1)	8,142	685,882
Teradata Corp. (1)	2,506	96,130
Teradyne, Inc.	9,179	288,037
Texas Instruments, Inc.	323,881	30,606,755
The Western Union Co.	19,577	333,984
Trimble, Inc. (1)	15,074	496,085
Versum Materials, Inc.	330,936	9,173,546
Visa, Inc.	418,605	55,230,744
Western Digital Corp.	17,712	654,813
Worldpay, Inc. (1)	16,490	1,260,331
Xerox Corp.	12,614	249,253

		760,317,809

Materials - 6.13%
Air Products & Chemicals, Inc.	284,018	45,457,081
Albemarle Corp.	6,411	494,096
Alcoa Corp. (1)	11,074	294,347
AptarGroup, Inc.	3,757	353,421
Ardagh Group SA	991	10,980
Ashland Global Holdings, Inc.	3,766	267,235
Axalta Coating Systems Ltd. (1)	7,772	182,020
Ball Corp.	20,391	937,578
Bemis, Inc.	5,325	244,417
Berry Global Group, Inc. (1)	3,867	183,799
Cabot Corp.	3,655	156,946
Celanese Corp.	444,399	39,982,578
CF Industries Holdings, Inc.	14,190	617,407
Domtar Corp.	3,852	135,321
DowDuPont, Inc.	1,686,475	90,192,683
Eagle Materials, Inc.	306	18,675
Eastman Chemical Co.	8,581	627,357
Ecolab, Inc.	408,831	60,241,248
FMC Corp.	4,806	355,452
Freeport-McMoRan, Inc.	87,763	904,837
Graphic Packaging Holding Co.	15,584	165,814
Huntsman Corp.	13,184	254,319
International Flavors & Fragrances, Inc.	3,245	435,706
International Paper Co.	21,968	886,628
Linde Plc	572,324	89,305,437
Lyondellbasell Industries NV	718,846	59,779,233
Martin Marietta Materials, Inc.	277	47,608
NewMarket Corp.	13	5,357
Newmont Mining Corp.	32,127	1,113,201
Nucor Corp.	19,158	992,576
Nutrien Ltd.	885,881	41,636,407
Olin Corp.	9,814	197,360
Owens-Illinois, Inc. (1)	9,377	161,659
Platform Specialty Products Corp. (1)	6,261	64,676
PPG Industries, Inc.	13,685	1,399,018
Reliance Steel & Aluminum Co.	4,075	290,018
Royal Gold, Inc.	2,366	202,648
RPM International, Inc.	6,474	380,542
Scotts Miracle-Gro Co.	1,234	75,842
Sealed Air Corp.	4,470	155,735
Silgan Holdings, Inc.	3,099	73,198
Sonoco Products Co.	5,942	315,698
Steel Dynamics, Inc.	11,059	332,212
The Mosaic Co.	21,433	626,058
United States Steel Corp.	10,655	194,347
Valvoline, Inc.	11,620	224,847
Vulcan Materials Co.	450	44,460
W.R. Grace & Co.	912	59,198
Westlake Chemical Corp.	150	9,925
WestRock Co.	15,517	585,922

		441,673,127

Real Estate - 3.13%
Alexandria Real Estate Equities, Inc.	5,886	678,303
American Campus Communities, Inc.	8,232	340,722
American Homes 4 Rent	15,585	309,362
American Tower Corp.	489,626	77,453,937
Apartment Investment & Management Co.	9,596	421,072
Apple Hospitality REIT, Inc.	12,756	181,901
AvalonBay Communities, Inc.	8,349	1,453,143
Boston Properties, Inc.	9,320	1,048,966
Brandywine Realty Trust	10,338	133,050
Brixmor Property Group, Inc.	18,229	267,784
Brookfield Property REIT, Inc. - Class A	7,718	124,260
Camden Property Trust	5,366	472,476
CBRE Group, Inc. (1)	9,852	394,474
Colony Capital, Inc.	28,895	135,229
Columbia Property Trust, Inc.	7,444	144,041
Corporate Office Properties Trust	6,076	127,778
Crown Castle International Corp.	6,201	673,615
CubeSmart	11,203	321,414
CyrusOne, Inc.	6,478	342,557
Digital Realty Trust, Inc.	12,431	1,324,523
Douglas Emmett, Inc.	9,705	331,232
Duke Realty Corp.	21,564	558,508
Empire State Realty Trust, Inc.	8,056	114,637
EPR Properties	4,407	282,180
Equity Commonwealth	6,910	207,369
Equity Residential	21,704	1,432,681
Essex Property Trust, Inc.	3,960	971,032
Extra Space Storage, Inc.	1,172	106,043
Federal Realty Investment Trust	4,450	525,278
Gaming and Leisure Properties, Inc.	7,634	246,655
HCP, Inc.	28,497	795,921
Healthcare Trust of America, Inc.	12,464	315,464
Highwoods Properties, Inc.	6,167	238,601
Hospitality Properties Trust	9,834	234,836
Host Hotels & Resorts, Inc.	44,124	735,547
Hudson Pacific Properties, Inc.	8,054	234,049
Invitation Homes, Inc.	18,053	362,504
Iron Mountain, Inc.	17,241	558,781
JBG SMITH Properties	6,136	213,594
Jones Lang LaSalle, Inc.	2,740	346,884
Kilroy Realty Corp.	6,067	381,493
Kimco Realty Corp.	24,574	360,009
Lamar Advertising Co.	416	28,779
Liberty Property Trust	635,823	26,628,267
Life Storage, Inc.	2,563	238,333
Medical Properties Trust, Inc.	21,928	352,602
MGM Growth Properties LLC - Class A	986,362	26,049,820
Mid-America Apartment Communities, Inc.	6,984	668,369
National Retail Properties, Inc.	9,739	472,439
Omega Healthcare Investors, Inc.	10,972	385,666
Outfront Media, Inc.	8,162	147,895
Paramount Group, Inc.	12,208	153,332
Park Hotels & Resorts, Inc.	12,258	318,463
Prologis, Inc.	37,842	2,222,082
Public Storage	298,553	60,430,113
Rayonier, Inc.	7,634	211,385
Realogy Holdings Corp.	7,266	106,665
Realty Income Corp.	17,916	1,129,425
Regency Centers Corp.	9,335	547,778
Retail Properties of America, Inc.	12,899	139,954
Retail Value, Inc.	818	20,933
Senior Housing Properties Trust	13,847	162,287
Simon Property Group, Inc.	1,500	251,985
SITE Centers Corp.	9,893	109,515
SL Green Realty Corp.	5,139	406,392
Spirit Realty Capital, Inc.	5,218	183,934

STORE Capital Corp.	11,866	335,926
Sun Communities, Inc.	5,281	537,131
The Howard Hughes Corp. (1)	1,442	140,768
The Macerich Co.	8,220	355,762
UDR, Inc.	16,156	640,101
Uniti Group, Inc.	10,054	156,541
Ventas, Inc.	21,443	1,256,345
VEREIT, Inc.	58,612	419,076
VICI Properties, Inc.	24,232	455,077
Vornado Realty Trust	10,422	646,477
W.P. Carey, Inc.	9,721	635,170
Weingarten Realty Investors	7,031	174,439
Welltower, Inc.	22,512	1,562,558
Weyerhaeuser Co.	45,251	989,187

		225,572,876

Utilities - 1.82%
AES Corp.	39,970	577,966
Alliant Energy Corp.	14,218	600,710
Ameren Corp.	14,747	961,947
American Electric Power Co., Inc.	29,848	2,230,840
American Water Works Co., Inc.	10,857	985,490
Aqua America, Inc.	10,938	373,970
Atmos Energy Corp.	6,635	615,197
Avangrid, Inc.	3,542	177,419
CenterPoint Energy, Inc.	30,110	850,005
CMS Energy Corp.	17,105	849,263
Consolidated Edison, Inc.	18,746	1,433,319
Dominion Energy, Inc.	632,900	45,227,034
DTE Energy Co.	10,935	1,206,130
Duke Energy Corp.	43,156	3,724,363
Edison International	19,131	1,086,067
Entergy Corp.	10,845	933,429
Evergy, Inc.	16,045	910,875
Eversource Energy	19,150	1,245,516
Exelon Corp.	1,002,557	45,215,321
FirstEnergy Corp.	29,315	1,100,778
Hawaiian Electric Industries, Inc.	6,370	233,269
MDU Resources Group, Inc.	11,724	279,500
National Fuel Gas Co.	4,837	247,558
NextEra Energy, Inc.	28,897	5,022,877
NiSource, Inc.	22,168	561,959
NRG Energy, Inc.	17,469	691,772
OGE Energy Corp.	12,199	478,079
PG&E Corp. (1)	31,268	742,615
Pinnacle West Capital Corp.	6,744	574,589
PPL Corp.	43,409	1,229,777
Public Service Enterprise Group, Inc.	30,558	1,590,544
SCANA Corp.	8,614	411,577
Sempra Energy	16,509	1,786,109
The Southern Co.	62,321	2,737,138
UGI Corp.	10,441	557,027
Vectren Corp.	5,165	371,777
Vistra Energy Corp. (1)	23,832	545,514
WEC Energy Group, Inc.	19,087	1,321,966
Xcel Energy, Inc.	30,767	1,515,890

		131,205,176

Total Common Stocks (Cost $6,895,897,110)		$6,895,983,667

SHORT-TERM INVESTMENTS - 4.04%
Money Market Funds - 4.04%
Goldman Sachs Financial Square Government Fund - Class I, 2.34% (2)	145,720,969	$145,720,969
JPMorgan U.S. Government Money Market Fund - Class I, 2.31% (2)	145,720,968	145,720,968

Total Short-Term Investments (Cost $291,441,937)		$291,441,937

TOTAL INVESTMENTS IN SECURITIES - 99.68% (Cost $7,187,339,047)		$7,187,425,604
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.32%		23,123,092

TOTAL NET ASSETS - 100.00%		$7,210,548,696

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.59%
Communication Services - 2.50%
AMC Networks, Inc. (1)	2,675	$146,804
ANGI Homeservices, Inc. (1)	204,080	3,279,566
Boingo Wireless, Inc. (1)	13,434	276,337
Cable One, Inc.	262	214,866
Cardlytics, Inc. (1)	1,910	20,685
Care.com, Inc. (1)	6,465	124,839
Cargurus, Inc. (1)	16,506	556,747
CBS Corp.	19,881	869,197
Central European Media Enterprises Ltd. (1)	29,370	81,649
Cogent Communications Holdings, Inc.	13,743	621,321
Electronic Arts, Inc. (1)	25,604	2,020,412
Entravision Communications Corp.	4,280	12,455
Eros International Plc (1)	5,912	49,011
Glu Mobile, Inc. (1)	36,647	295,741
Gogo, Inc. (1)	19,300	57,707
Hemisphere Media Group, Inc. (1)	2,975	36,117
IMAX Corp. (1)	17,641	331,827
InterActiveCorp (1)	4,554	833,564
Interpublic Group of Companies, Inc.	2,334	48,150
John Wiley & Sons, Inc.	460,555	21,632,268
Liberty Braves Group - Class A (1)	3,429	85,519
Liberty Braves Group - Class C (1)	11,805	293,826
Liberty TripAdvisor Holdings, Inc. (1)	23,826	378,595
Lions Gate Entertainment Corp. - Class A	191	3,067
Lions Gate Entertainment Corp. - Class B	448	6,659
Live Nation Entertainment, Inc. (1)	652,979	32,159,216
LiveXLive Media, Inc. (1)	9,765	48,337
Loral Space and Communications, Inc. (1)	4,210	156,823
Match Group, Inc.	44,078	1,885,216
MDC Partners, Inc. (1)	18,368	47,941
New York Times Co.	35,206	784,742
Nexstar Media Group, Inc.	14,760	1,160,726
Omnicom Group, Inc.	8,996	658,867
Ooma, Inc. (1)	6,115	84,876
ORBCOMM, Inc. (1)	24,286	200,602
Pandora Media, Inc. (1)	85,359	690,554
QuinStreet, Inc. (1)	14,603	237,007
Rosetta Stone, Inc. (1)	1,165	19,106
Shenandoah Telecommunications Co.	15,370	680,123
Sinclair Broadcast Group, Inc.	10,377	273,330
Sirius XM Holdings, Inc.	78,415	447,750
Take-Two Interactive Software, Inc. (1)	44,058	4,535,331
TechTarget, Inc. (1)	6,746	82,369
The Madison Square Garden Co. (1)	108	28,912
Travelzoo, Inc. (1)	1,515	14,892
Tribune Publishing Co. (1)	5,455	61,860

TripAdvisor, Inc. (1)	6,376	343,921
TrueCar, Inc. (1)	30,505	276,375
Twitter, Inc. (1)	43,761	1,257,691
Vonage Holdings Corp. (1)	72,605	633,842
World Wrestling Entertainment, Inc.	14,157	1,057,811
Yelp, Inc. (1)	26,696	934,093
Zayo Group Holdings, Inc. (1)	13,852	316,380
Zillow Group, Inc. - Class A (1)	2,438	76,626
Zillow Group, Inc. - Class C (1)	5,365	169,427

		81,601,675

Consumer Discretionary - 12.74%
1-800-Flowers.com, Inc. (1)	2,456	30,037
Aaron’s, Inc.	97,963	4,119,344
Advance Auto Parts, Inc.	224,459	35,343,314
American Eagle Outfitters, Inc.	47,957	927,009
American Public Education, Inc. (1)	284	8,083
America’s Car-Mart, Inc. (1)	652	47,237
Aptiv Plc	261,012	16,070,509
Asbury Automotive Group, Inc. (1)	6,394	426,224
At Home Group, Inc. (1)	14,804	276,243
AutoZone, Inc. (1)	1,361	1,140,981
Belmond Ltd. (1)	3,749	93,837
Best Buy, Inc.	3,671	194,416
Big Lots, Inc.	3,047	88,119
BJ’s Restaurants, Inc.	6,793	343,522
Bloomin Brands, Inc.	27,267	487,807
Bluegreen Vacations Corp.	2,355	30,450
Boot Barn Holdings, Inc. (1)	9,308	158,515
Boyd Gaming Corp.	24,584	510,856
Bright Horizons Family Solutions, Inc. (1)	104,131	11,605,400
Brinker International, Inc.	9,609	422,604
Brunswick Corp.	496	23,039
Buckle, Inc.	1,886	36,475
Burlington Stores, Inc. (1)	41,116	6,688,340
Callaway Golf Co.	20,648	315,914
Camping World Holdings, Inc.	10,736	123,142
Career Education Corp. (1)	22,132	252,747
CarMax, Inc. (1)	6,441	404,044
Carriage Services, Inc.	2,036	31,558
Carrols Restaurant Group, Inc. (1)	9,862	97,042
Carter’s, Inc.	2,756	224,945
Carvana Co. (1)	10,680	349,343
Cavco Industries, Inc. (1)	2,807	365,977
Century Communities, Inc. (1)	760	13,118
Cheesecake Factory, Inc.	13,894	604,528
Chegg, Inc. (1)	35,685	1,014,168
Children’s Place, Inc.	5,229	471,081
Chipotle Mexican Grill, Inc. (1)	1,491	643,799
Choice Hotels International, Inc.	2,096	150,032
Churchill Downs, Inc.	3,882	946,975
Chuy’s Holdings, Inc. (1)	4,379	77,683
Columbia Sportswear Co.	216	18,163
Conn’s, Inc. (1)	3,026	57,070
Core Mark Holding Company, Inc.	1,257	29,225
Cracker Barrel Old Country Store, Inc.	6,360	1,016,710

Crocs, Inc. (1)	21,718	564,234
D. R. Horton, Inc.	12,325	427,184
Dana, Inc.	44,580	607,625
Darden Restaurants, Inc.	3,824	381,865
Dave & Buster’s Entertainment, Inc.	13,087	583,157
Deckers Outdoor Corp. (1)	9,612	1,229,855
Denny’s Corp. (1)	15,062	244,155
Dine Brands Global, Inc.	3,264	219,798
Dollar General Corp.	16,257	1,757,057
Dollar Tree, Inc. (1)	2,440	220,381
Domino’s Pizza, Inc.	16,064	3,983,711
Dorman Products, Inc. (1)	8,847	796,407
Drive Shack, Inc. (1)	18,607	72,939
Duluth Holdings, Inc. (1)	2,650	66,859
Dunkin’ Brands Group, Inc.	5,040	323,165
Eldorado Resorts, Inc. (1)	21,686	785,250
Empire Resorts, Inc. (1)	598	6,056
Etsy, Inc. (1)	39,302	1,869,596
Expedia Group, Inc.	250,816	28,254,422
Extended Stay America, Inc.	6,961	107,895
Fiesta Restaurant Group, Inc. (1)	6,126	95,014
Five Below, Inc. (1)	17,976	1,839,304
Floor & Decor Holdings, Inc. (1)	2,938	76,094
Fossil Group, Inc. (1)	3,446	54,206
Fox Factory Holding Corp. (1)	11,889	699,905
frontdoor, Inc. (1)	4,111	109,394
Funko, Inc. (1)	3,498	45,999
Gaia, Inc. (1)	2,192	22,709
Gap, Inc.	800	20,608
Gentex Corp.	11,166	225,665
Gentherm, Inc. (1)	161,015	6,437,380
G-III Apparel Group Ltd. (1)	3,984	111,114
Golden Entertainment, Inc. (1)	5,823	93,284
GoPro, Inc. (1)	38,047	161,319
Grand Canyon Education, Inc. (1)	15,977	1,536,029
Green Brick Partners, Inc. (1)	729	5,278
Groupon, Inc. (1)	146,890	470,048
GrubHub, Inc. (1)	331,639	25,473,192
H&R Block, Inc.	2,251	57,108
Hamilton Beach Brands Holding Co.	2,149	50,416
Hanesbrands, Inc.	21,895	274,344
Hasbro, Inc.	5,573	452,806
Helen of Troy Ltd. (1)	64,673	8,483,804
Hilton Grand Vacations, Inc. (1)	5,943	156,836
Hilton Worldwide Holdings, Inc.	17,074	1,225,913
Hooker Furniture Corp.	1,658	43,672
Houghton Mifflin Harcourt Co. (1)	3,088	27,360
Hovnanian Enterprises, Inc. (1)	7,071	4,836
Hudson Ltd. (1)	13,201	226,397
Installed Building Products, Inc. (1)	7,260	244,589
International Game Technology Plc	319	4,667
iRobot Corp. (1)	8,879	743,527
Jack in the Box, Inc.	1,477	114,659
Johnson Outdoors, Inc.	1,003	58,916
KB Home	5,872	112,155

Kirkland’s, Inc. (1)	1,260	12,008
L Brands, Inc.	2,667	68,462
La-Z-Boy, Inc.	6,543	181,307
LCI Industries	8,058	538,274
Leaf Group Ltd. (1)	4,148	28,414
Lear Corp.	410	50,373
Lennar Corp. - Class A	9,438	369,498
Lennar Corp. - Class B	467	14,631
LGI Homes, Inc. (1)	6,107	276,159
Liberty Expedia Holdings, Inc. (1)	1,206	47,167
Lindblad Expeditions Holdings, Inc. (1)	7,239	97,437
Lithia Motors, Inc.	4,511	344,325
LKQ Corp. (1)	85,200	2,021,796
Lovesac Co. (1)	906	20,784
Lululemon Athletica, Inc. (1)	45,091	5,483,517
Lumber Liquidators Holdings, Inc. (1)	7,336	69,839
M/I Homes, Inc. (1)	1,664	34,977
Malibu Boats, Inc. (1)	6,687	232,708
Marine Products Corp.	2,528	42,748
MarineMax, Inc. (1)	3,876	70,970
Marriott International, Inc.	210,902	22,895,521
Marriott Vacations Worldwide Corp.	10,627	749,310
MasterCraft Boat Holdings, Inc. (1)	6,111	114,276
Mattel, Inc. (1)	4,675	46,703
MercadoLibre, Inc.	98,176	28,750,842
Meritage Homes Corp. (1)	753	27,650
MGM Resorts International	2,673	64,847
Michael Kors Holdings Ltd. (1)	4,587	173,939
Modine Manufacturing Co. (1)	2,339	25,285
Mohawk Industries, Inc. (1)	94,600	11,064,416
Monarch Casino & Resort, Inc. (1)	2,958	112,818
Monro, Inc.	10,458	718,987
Movado Group, Inc.	290	9,170
Murphy USA, Inc. (1)	1,823	139,715
Nathan’s Famous, Inc.	955	63,460
National Vision Holdings, Inc. (1)	20,658	581,936
Nautilus, Inc. (1)	8,664	94,438
Noodles & Co. (1)	4,810	33,622
Nordstrom, Inc.	7,201	335,639
Nutrisystem, Inc.	9,668	424,232
NVR, Inc. (1)	193	470,339
Ollie’s Bargain Outlet Holdings, Inc. (1)	145,684	9,689,443
O’Reilly Automotive, Inc. (1)	4,831	1,663,458
Overstock.com, Inc. (1)	7,622	103,507
Oxford Industries, Inc.	5,523	392,354
Papa John’s International, Inc.	3,400	135,354
Party City Holdings, Inc. (1)	1,366	13,633
Penn National Gaming, Inc. (1)	10,935	205,906
PetMed Express, Inc.	6,634	154,307
Planet Fitness, Inc. (1)	29,118	1,561,307
PlayAGS, Inc. (1)	7,127	163,921
Polaris Industries, Inc.	3,593	275,511
Pool Corp.	80,873	12,021,771
Potbelly Corp. (1)	7,341	59,095
Pulte Group, Inc.	5,039	130,964

Purple Innovation, Inc. (1)	1,352	7,963
Quotient Technology, Inc. (1)	26,332	281,226
RCI Hospitality Holdings, Inc.	2,121	47,362
Red Rock Resorts, Inc.	22,904	465,180
Remark Holdings, Inc. (1)	8,745	10,581
RH (1)	6,559	785,899
Roku, Inc. (1)	14,229	435,977
Ross Stores, Inc.	425,080	35,366,656
RTW RetailWinds, Inc. (1)	5,546	15,695
Ruth’s Hospitality Group, Inc.	9,413	213,957
Sally Beauty Holdings, Inc. (1)	694,429	11,840,014
Scientific Games Corp. (1)	18,318	327,526
SeaWorld Entertainment, Inc. (1)	18,032	398,327
Service Corp. International	4,975	200,293
ServiceMaster Global Holdings, Inc. (1)	8,309	305,273
Shake Shack, Inc. (1)	8,106	368,175
Shiloh Industries, Inc. (1)	789	4,600
Shutterfly, Inc. (1)	11,031	444,108
Shutterstock, Inc.	6,186	222,758
Six Flags Entertainment Corp.	4,407	245,161
Skechers USA, Inc. (1)	3,831	87,692
Skyline Champion Corp.	9,543	140,187
Sleep Number Corp. (1)	10,746	340,971
Sonos, Inc. (1)	2,527	24,815
Sotheby’s (1)	11,618	461,699
Sportsman’s Warehouse Holdings, Inc. (1)	12,383	54,238
Stamps.com, Inc. (1)	20,642	3,212,721
Steven Madden Ltd.	258,011	7,807,413
Stoneridge, Inc. (1)	8,080	199,172
Strategic Education, Inc.	6,890	781,464
Sturm, Ruger & Company, Inc.	5,444	289,730
Superior Group of Cos, Inc.	3,031	53,497
Tailored Brands, Inc.	16,308	222,441
Tapestry, Inc.	3,486	117,652
Taylor Morrison Home Corp. (1)	6,012	95,591
Tempur Sealy International, Inc. (1)	2,835	117,369
Tenneco, Inc.	13,747	376,530
Texas Roadhouse, Inc.	119,990	7,163,403
The Michaels Companies, Inc. (1)	1,026	13,892
Thor Industries, Inc.	2,559	133,068
Tiffany & Co.	1,296	104,341
Tile Shop Holdings, Inc.	6,792	37,220
Tilly’s, Inc.	1,064	11,555
Toll Brothers, Inc.	4,252	140,018
TopBuild Corp. (1)	11,672	525,240
Town Sports International Holdings, Inc. (1)	243	1,555
Tractor Supply Co.	268,471	22,401,220
Travelport Worldwide Ltd.	7,713	120,477
TRI Pointe Group, Inc. (1)	2,470	26,997
Turtle Beach Corp. (1)	2,488	35,504
Ulta Beauty, Inc. (1)	100,479	24,601,278
Under Armour, Inc. - Class A (1)	8,638	152,633
Under Armour, Inc. - Class C (1)	8,773	141,859
Urban Outfitters, Inc. (1)	4,541	150,761
Vail Resorts, Inc.	2,443	515,033

VF Corp.	15,235	1,086,865
Visteon Corp. (1)	1,092	65,826
Vuzix Corp. (1)	6,649	31,982
Wayfair, Inc. (1)	3,479	313,388
Weight Watchers International, Inc. (1)	11,929	459,863
Wendy’s Co.	11,319	176,690
William Lyon Homes (1)	1,735	18,547
Williams-Sonoma, Inc.	1,110	55,999
Wingstop, Inc.	84,302	5,411,345
Winmark Corp.	839	133,401
Winnebago Industries, Inc.	10,191	246,724
Wolverine World Wide, Inc.	30,407	969,679
Wyndham Destinations, Inc.	5,845	209,485
Wyndham Hotels & Resorts, Inc.	5,997	272,084
Wynn Resorts Ltd.	6,277	620,858
YETI Holdings, Inc. (1)	3,269	48,512
Yum China Holdings, Inc.	1,851	62,064
ZAGG, Inc. (1)	9,075	88,753
Zumiez, Inc. (1)	1,749	33,528

		414,964,413

Consumer Staples - 5.84%
22nd Century Group, Inc. (1)	36,677	91,326
B&G Foods, Inc.	2,302	66,551
BJ’s Wholesale Club Holdings, Inc. (1)	13,793	305,653
Boston Beer, Inc. (1)	2,720	655,085
Brown Forman Corp. - Class A	3,111	147,524
Brown Forman Corp. - Class B	254,250	12,097,215
Calavo Growers, Inc.	107,792	7,864,504
Cal-Maine Foods, Inc.	4,190	177,237
Campbell Soup Co.	318,499	10,507,282
Casey’s General Stores, Inc.	101,670	13,027,994
Castle Brands, Inc. (1)	31,608	26,883
Celsius Holdings, Inc. (1)	7,068	24,526
Central Garden & Pet Co. (1)	2,560	88,192
Central Garden & Pet Co. - Class A (1)	10,148	317,125
Church & Dwight Co., Inc.	12,667	832,982
Clorox Co.	6,820	1,051,235
Coca-Cola Bottling Co. Consolidated	1,547	274,407
Craft Brew Alliance, Inc. (1)	3,995	57,168
Diplomat Pharmacy, Inc. (1)	14,992	201,792
elf Beauty, Inc. (1)	7,394	64,032
Energizer Holdings, Inc.	2,076	93,731
Flowers Foods, Inc.	1,040,000	19,208,800
Freshpet, Inc. (1)	8,610	276,898
Herbalife Ltd. (1)	1,224	72,155
Hormel Foods Corp.	435,000	18,565,800
Inter Parfums, Inc.	5,289	346,800
J & J Snack Foods Corp.	4,941	714,419
John B. Sanfilippo & Son, Inc.	2,817	156,794
Kellogg Co.	7,565	431,281
Keurig Dr. Pepper, Inc.	10,956	280,912
Lancaster Colony Corp.	4,526	800,468
Limoneira Co.	1,483	28,993
McCormick & Co., Inc.	119,427	16,629,015
Medifast, Inc.	3,831	478,952

MGP Ingredients, Inc.	49,322	2,813,820
Molson Coors Brewing Co.	295,000	16,567,200
Monster Beverage Corp. (1)	75,377	3,710,056
National Beverage Corp.	3,891	279,257
Natural Health Trends Corp.	2,193	40,549
Nu Skin Enterprises, Inc.	1,042	63,906
Performance Food Group Co. (1)	33,505	1,081,206
Post Holdings, Inc. (1)	2,294	204,464
PriceSmart, Inc.	7,295	431,134
Primo Water Corp. (1)	10,815	151,518
Revlon, Inc. (1)	2,331	58,718
Spectrum Brands Holdings, Inc.	1,141	48,207
Sprouts Farmers Market, Inc. (1)	7,628	179,334
The Chefs’ Warehouse, Inc. (1)	7,073	226,194
The Hershey Co.	7,806	836,647
The J. M. Smucker Co.	198,000	18,511,020
Tootsie Roll Industries, Inc.	807	26,954
TreeHouse Foods, Inc. (1)	326,000	16,531,460
Turning Point Brands, Inc.	2,615	71,180
U.S. Foods Holding Corp. (1)	373,220	11,808,681
USANA Health Sciences, Inc. (1)	4,173	491,287
Vector Group Ltd.	14,901	144,987
WD-40 Co.	53,699	9,840,879

		190,082,389

Energy - 1.04%
Abraxas Petroleum Corp. (1)	47,890	52,200
Antero Resources Corp. (1)	7,909	74,266
Apache Corp.	1,426	37,432
Apergy Corp. (1)	116,384	3,151,679
Berry Petroleum Corp.	1,759	15,391
Cabot Oil & Gas Corp.	162,426	3,630,221
Cactus, Inc. (1)	12,527	343,365
Callon Petroleum Co. (1)	170,448	1,106,208
Carrizo Oil & Gas, Inc. (1)	99,937	1,128,289
Cheniere Energy, Inc. (1)	9,830	581,838
Cimarex Energy Co.	746	45,991
Concho Resources, Inc. (1)	1,537	157,988
CONSOL Energy, Inc. (1)	3,920	124,303
Continental Resources, Inc. (1)	2,577	103,570
Core Laboratories NV	211,316	12,607,113
Covia Holdings Corp. (1)	10,342	35,370
CVR Energy, Inc.	5,701	196,570
Delek US Holdings, Inc.	24,789	805,890
Denbury Resources, Inc. (1)	69,465	118,785
Diamondback Energy, Inc.	1,605	148,783
Eclipse Resources Corp. (1)	13,585	14,264
Evolution Petroleum Corp.	8,242	56,210
Forum Energy Technologies, Inc. (1)	454,315	1,876,321
Goodrich Petroleum Corp. (1)	1,800	24,300
Independence Contract Drilling, Inc. (1)	6,465	20,171
ION Geophysical Corp. (1)	3,360	17,405
Isramco, Inc. (1)	70	8,295
Jagged Peak Energy, Inc. (1)	20,953	191,091
Keane Group, Inc. (1)	16,309	133,408
Key Energy Services, Inc. (1)	3,183	6,589

Kosmos Energy Ltd. (1)	2,664	10,842
Laredo Petroleum, Inc. (1)	15,611	56,512
Liberty Oilfield Services, Inc.	14,541	188,306
Lilis Energy, Inc. (1)	14,109	19,329
Mammoth Energy Services, Inc.	4,042	72,675
Matador Resources Co. (1)	31,895	495,329
Newfield Exploration Co. (1)	4,440	65,090
NextDecade Corp. (1)	2,377	12,836
Northern Oil & Gas, Inc. (1)	15,856	35,835
ONEOK, Inc.	10,389	560,487
Panhandle Oil and Gas, Inc.	2,931	45,430
Par Petroleum Corp. (1)	850	12,053
Parsley Energy, Inc. (1)	11,156	178,273
Penn Virginia Corp. (1)	4,075	220,294
Pioneer Energy Services Corp. (1)	2,286	2,812
Profire Energy, Inc. (1)	7,366	10,681
ProPetro Holding Corp. (1)	23,294	286,982
Range Resources Corp.	117,173	1,121,346
Renewable Energy Group, Inc. (1)	998	25,649
Resolute Energy Corp. (1)	339	9,824
RigNet, Inc. (1)	363	4,588
Ring Energy, Inc. (1)	17,499	88,895
RPC, Inc.	1,184	11,686
Sanchez Energy Corp. (1)	25,899	6,993
Select Energy Services, Inc. (1)	3,349	21,166
Solaris Oilfield Infrastructure, Inc.	8,909	107,710
SRC Energy, Inc. (1)	560,923	2,636,338
Tellurian, Inc. (1)	28,152	195,656
TETRA Technologies, Inc. (1)	33,871	56,903
Uranium Energy Corp. (1)	58,883	73,604
US Silica Holdings, Inc.	15,369	156,456
WildHorse Resource Development Corp. (1)	8,407	118,623
Zion Oil & Gas, Inc. (1)	16,796	7,011

		33,729,520

Financials - 9.48%
Alleghany Corp.	102	63,579
Allegiance Bancshares, Inc. (1)	772	24,990
Amalgamated Bank	669	13,045
Ambac Financial Group, Inc. (1)	1,125	19,395
Ameriprise Financial, Inc.	1,371	143,091
Ameris Bancorp	14,015	443,855
Arch Capital Group Ltd. (1)	3,696	98,757
Argo Group International Holdings Ltd.	207,725	13,969,506
Arthur J. Gallagher & Co.	363,000	26,753,100
Artisan Partners Asset Management, Inc.	15,919	351,969
Ashford, Inc. (1)	259	13,442
Atlantic Capital Bancshares, Inc. (1)	6,002	98,253
Axis Capital Holdings Ltd.	567	29,280
Axos Financial, Inc. (1)	19,486	490,657
BancFirst Corp.	1,454	72,555
Bank of NT Butterfield & Son Ltd.	17,946	562,607
Bankwell Financial Group, Inc.	275	7,895
Blucora, Inc. (1)	11,282	300,552
Blue Hills Bancorp, Inc.	3,663	78,168
BOK Financial Corp.	377	27,645

BrightSphere Investment Group Plc	22,763	243,109
Brown & Brown, Inc.	769	21,194
Bryn Mawr Bank Corp.	105,507	3,629,441
BSB Bancorp, Inc. (1)	767	21,522
Cadence Bancorp	8,255	138,519
Cambridge Bancorp	327	27,223
Camden National Corp.	101,487	3,650,487
Capital Bancorp, Inc. (1)	478	5,454
Capstar Financial Holdings, Inc.	619	9,118
Carolina Financial Corp.	4,893	144,784
CBOE Holdings, Inc.	6,337	619,949
Central Pacific Financial Corp.	157,539	3,836,075
City Holding Company	535	36,161
Civista Bancshares, Inc.	1,033	17,995
CNB Financial Corporation, Inc.	342	7,849
Coastal Financial Corp. (1)	468	7,128
Cohen & Steers, Inc.	198,220	6,802,910
Columbia Banking System, Inc.	344,383	12,497,659
Comerica, Inc.	559	38,398
Commerce Bancshares, Inc.	197,400	11,127,438
Community Bank System, Inc.	48,981	2,855,592
ConnectOne Bancorp, Inc.	2,630	48,576
Cowen, Inc. (1)	4,430	59,096
Credit Acceptance Corp. (1)	627	239,364
Cullen/Frost Bankers, Inc.	153,000	13,454,820
Curo Group Holdings Corp. (1)	3,803	36,090
Customers Bancorp, Inc. (1)	3,069	55,856
Diamond Hill Investment Group, Inc.	1,086	162,303
Discover Financial Services	9,391	553,881
Donnelley Financial Solutions, Inc. (1)	5,234	73,433
E*TRADE Financial Corp.	3,518	154,370
Eagle Bancorp, Inc. (1)	68,043	3,314,375
East West Bancorp, Inc.	632	27,511
Eaton Vance Corp.	6,952	244,571
Elevate Credit, Inc. (1)	6,539	29,295
Enova International, Inc. (1)	11,171	217,388
Enterprise Bancorp, Inc.	265	8,522
Enterprise Financial Services Corp.	2,545	95,768
Equity Bancshares, Inc. (1)	1,359	47,905
Erie Indemnity Co.	1,158	154,373
Esquire Financial Holdings, Inc. (1)	799	17,338
Essent Group Ltd. (1)	16,158	552,280
Evercore Partners, Inc.	99,365	7,110,559
Everest Re Group Ltd.	141,481	30,808,903
Farmers & Merchants Bancorp, Inc.	2,618	100,767
FB Financial Corp.	2,657	93,048
Federal Agricultural Mortgage Corp.	901	54,456
Federated Investors, Inc.	23,455	622,730
FedNat Holding Co.	1,993	39,701
First Financial Bankshares, Inc.	21,331	1,230,585
First Financial Northwest, Inc.	301	4,656
First Foundation, Inc. (1)	4,018	51,671
First Republic Bank	176,720	15,356,968
FirstCash, Inc.	57,688	4,173,727
Focus Financial Partners, Inc. (1)	3,635	95,710

FS Bancorp, Inc.	562	24,099
GAMCO Investors, Inc.	451	7,617
German American Bancorp, Inc.	1,619	44,960
Glacier Bancorp, Inc.	4,287	169,851
Global Indemnity Ltd.	576	20,868
Granite Point Mortgage Trust, Inc.	2,879	51,908
Great Western Bancorp, Inc.	243,409	7,606,531
Green Bancorp, Inc.	1,607	27,544
Green Dot Corp. (1)	69,990	5,565,605
Greene County Bancorp, Inc.	938	29,191
Greenhill & Co, Inc.	5,202	126,929
Guaranty Bancorp	7,048	146,246
Hamilton Lane, Inc.	5,491	203,167
Hanmi Financial Corp.	1,216	23,955
HarborOne Bancorp, Inc. (1)	2,411	38,311
Health Insurance Innovations, Inc. (1)	4,378	117,024
Heritage Commerce Corp.	11,543	130,898
Heritage Insurance Holdings, Inc.	823	12,115
Hingham Institution for Savings	217	42,910
Home Bancshares, Inc.	12,211	199,528
HomeTrust Bancshares, Inc.	1,799	47,098
Houlihan Lokey, Inc.	11,262	414,442
Howard Bancorp, Inc. (1)	1,010	14,443
Independent Bank Corp.	950	66,794
Independent Bank Corp. MI	2,030	42,671
Independent Bank Group, Inc.	1,776	81,288
Interactive Brokers Group, Inc.	4,095	223,792
Investar Holding Corp.	915	22,692
Investment Technology Group, Inc.	1,446	43,727
Investors Title Co.	86	15,194
James River Group Holdings Ltd.	4,087	149,339
Kearny Financial Corp.	9,837	126,110
Kemper Corp.	9,849	653,777
Kingstone Cos, Inc.	827	14,630
Kinsale Capital Group, Inc.	6,472	359,584
Ladenburg Thalmann Financial Services, Inc.	29,994	69,886
Lakeland Financial Corp.	5,870	235,739
Lazard Ltd.	245,678	9,067,975
LegacyTexas Financial Group, Inc.	6,363	204,189
LendingTree, Inc. (1)	2,617	574,615
Live Oak Bancshares, Inc.	4,395	65,090
LPL Financial Holdings, Inc.	5,255	320,975
Macatawa Bank Corp.	873	8,398
Malvern Bancorp, Inc. (1)	416	8,208
Markel Corp. (1)	74	76,816
MarketAxess Holdings, Inc.	26,366	5,571,399
Marlin Business Services Corp.	843	18,824
MB Financial, Inc.	2,321	91,981
MBIA, Inc. (1)	2,873	25,627
Merchants Bancorp	1,518	30,299
Meridian Bancorp, Inc.	2,615	37,447
Meta Financial Group, Inc.	9,278	179,900
Midland States Bancorp, Inc.	3,622	80,915
Moelis & Co.	14,725	506,245
Moody’s Corp.	10,192	1,427,288

Morningstar, Inc.	47,116	5,175,221
MSCI, Inc.	5,310	782,853
National Bank Holdings Corp.	3,097	95,604
National Commerce Corp. (1)	2,526	90,936
National General Holdings Corp.	12,854	311,195
Navigators Group, Inc.	689	47,879
NMI Holdings, Inc. (1)	17,344	309,590
Northern Trust Corp.	278,506	23,280,317
Old Line Bancshares, Inc.	583	15,345
On Deck Capital, Inc. (1)	14,404	84,984
OneMain Holdings, Inc. (1)	320	7,773
Origin Bancorp, Inc.	2,048	69,796
Pacific City Financial Corp.	466	7,293
Pacific Premier Bancorp, Inc. (1)	4,934	125,916
PCSB Financial Corp.	580	11,345
People’s Utah Bancorp	5,048	152,197
Pinnacle Financial Partners, Inc.	1,988	91,647
Piper Jaffray Cos.	265	17,448
PJT Partners, Inc.	6,197	240,196
PRA Group, Inc. (1)	95,876	2,336,498
Preferred Bank Los Angeles	4,507	195,378
Primerica, Inc.	12,733	1,244,141
Prosperity Bancshares, Inc.	188,000	11,712,400
Pzena Investment Management, Inc.	6,117	52,912
Raymond James Financial, Inc.	2,378	176,947
Regional Management Corp. (1)	1,549	37,253
Reliant Bancorp, Inc.	377	8,686
RenaissanceRe Holdings Ltd.	204	27,275
Republic First Bancorp, Inc. (1)	2,760	16,477
RLI Corp.	10,835	747,507
Santander Consumer USA Holdings, Inc.	886	15,585
Seacoast Banking Corp. of Florida (1)	2,583	67,210
SEI Investments Co.	8,023	370,663
ServisFirst Bancshares, Inc.	15,417	491,340
Siebert Financial Corp. (1)	2,140	30,944
Signature Bank	2,076	213,434
Silvercrest Asset Management Group, Inc.	2,844	37,626
South State Corp.	140,425	8,418,479
Southern First Bancshares, Inc. (1)	244	7,825
Southern Missouri Bancorp, Inc.	156	5,288
Spirit of Texas Bancshares, Inc. (1)	287	6,538
State Bank Financial Corp.	4,440	95,860
Sterling Bancorp Inc.	4,574	31,789
Stewart Information Services Corp.	401	16,601
Stock Yards Bancorp, Inc.	1,599	52,447
SVB Financial Group (1)	60,481	11,486,552
Synchrony Financial	15,767	369,894
Synovus Financial Corp.	2,919	93,379
T. Rowe Price Group, Inc.	13,423	1,239,211
Texas Capital Bancshares, Inc. (1)	95,804	4,894,626
The Progressive Corp.	334,730	20,194,261
Tompkins Financial Corp.	306	22,953
TriCo Bancshares	506	17,098
TriState Capital Holdings, Inc. (1)	1,996	38,842
Triumph Bancorp, Inc. (1)	7,929	235,491

Trupanion, Inc. (1)	8,435	214,755
UMB Financial Corp.	113,629	6,927,960
Union Bankshares, Inc.	1,214	57,969
United Community Banks, Inc.	2,341	50,238
United Fire Group, Inc.	738	40,922
United Insurance Holdings Corp.	5,258	87,388
Unity Bancorp, Inc.	290	6,020
Universal Insurance Holdings, Inc.	10,485	397,591
Value Line, Inc.	389	10,118
Veritex Holdings, Inc. (1)	2,199	47,015
Virtu Financial, Inc.	2,559	65,920
Virtus Investment Partners, Inc.	305	24,226
Voya Financial, Inc.	693	27,817
Walker & Dunlop, Inc.	1,167	50,473
Washington Trust Bancorp, Inc.	1,466	69,679
Waterstone Financial, Inc.	821	13,760
West Bancorporation, Inc.	1,299	24,798
Western Alliance Bancorp (1)	3,643	143,862
Westwood Holdings Group, Inc.	2,726	92,684
WisdomTree Investments, Inc.	38,793	257,973
WSFS Financial Corp.	2,576	97,656

		308,693,365

Healthcare - 19.65%
AAC Holdings, Inc. (1)	2,251	3,151
Abeona Therapeutics, Inc. (1)	9,456	67,516
ABIOMED, Inc. (1)	17,137	5,570,210
Acadia Healthcare Co., Inc. (1)	82,815	2,129,174
ACADIA Pharmaceuticals, Inc. (1)	32,332	522,808
Accelerate Diagnostics, Inc. (1)	8,663	99,624
Acceleron Pharma, Inc. (1)	10,556	459,714
Accuray, Inc. (1)	27,232	92,861
Achaogen, Inc. (1)	8,882	10,925
Aclaris Therapeutics, Inc. (1)	10,032	74,136
Acorda Therapeutics, Inc. (1)	1,893	29,493
Adamas Pharmaceuticals, Inc. (1)	3,560	30,402
Addus HomeCare Corp. (1)	3,191	216,605
ADMA Biologics, Inc. (1)	5,890	14,077
Aduro Biotech, Inc. (1)	20,389	53,827
Adverum Biotechnologies, Inc. (1)	1,829	5,761
Aeglea BioTherapeutics, Inc. (1)	5,542	41,510
Aerie Pharmaceuticals, Inc. (1)	11,702	422,442
Agenus, Inc. (1)	28,964	68,934
AgeX Therapeutics, Inc. (1)	764	2,284
Agios Pharmaceuticals, Inc. (1)	2,915	134,411
Aimmune Therapeutics, Inc. (1)	14,364	343,587
Akcea Therapeutics, Inc. (1)	4,141	124,810
Akebia Therapeutics, Inc. (1)	25,686	142,044
Akorn, Inc. (1)	3,874	13,133
Albireo Pharma, Inc. (1)	651	15,969
Alder Biopharmaceuticals, Inc. (1)	15,657	160,484
Aldeyra Therapeutics, Inc. (1)	7,015	58,224
Alexion Pharmaceuticals, Inc. (1)	154,987	15,089,534
Align Technology, Inc. (1)	10,814	2,264,776
Alkermes Plc (1)	9,392	277,158
Allakos, Inc. (1)	2,321	121,319

Allena Pharmaceuticals, Inc. (1)	3,656	19,925
Allogene Therapeutics, Inc. (1)	5,894	158,725
Allscripts Healthcare Solutions, Inc. (1)	6,944	66,940
Alnylam Pharmaceuticals, Inc. (1)	4,826	351,864
Amedisys, Inc. (1)	8,800	1,030,568
American Renal Associates Holdings, Inc. (1)	3,689	42,497
AmerisourceBergen Corp.	215,821	16,057,082
Amicus Therapeutics, Inc. (1)	62,353	597,342
AMN Healthcare Services, Inc. (1)	15,231	862,988
Amneal Pharmaceuticals, Inc. (1)	28,567	386,512
Amphastar Pharmaceuticals, Inc. (1)	4,509	89,729
Ampio Pharmaceuticals, Inc. (1)	38,516	15,206
AnaptysBio, Inc. (1)	6,940	442,703
ANI Pharmaceuticals, Inc. (1)	2,588	116,512
Antares Pharma, Inc. (1)	47,610	129,499
Apellis Pharmaceuticals, Inc. (1)	11,801	155,655
Apollo Medical Holdings, Inc. (1)	1,095	21,736
Aptinyx, Inc. (1)	3,617	59,825
Aquestive Therapeutics, Inc. (1)	1,359	8,562
Aratana Therapeutics, Inc. (1)	7,201	44,142
Arbutus Biopharma Corp. (1)	2,966	11,360
Arcus Biosciences, Inc. (1)	7,230	77,867
Arena Pharmaceuticals, Inc. (1)	13,083	509,583
ArQule, Inc. (1)	31,885	88,321
Array BioPharma, Inc. (1)	67,951	968,302
Arrowhead Pharmaceuticals, Inc. (1)	28,568	354,815
Arsanis, Inc. (1)	1,627	3,775
Arvinas, Inc. (1)	2,176	27,962
Assembly Biosciences, Inc. (1)	6,820	154,268
Assertio Therapeutics, Inc. (1)	16,508	59,594
Atara Biotherapeutics, Inc. (1)	13,766	478,231
Athenahealth, Inc. (1)	2,442	322,173
Athenex, Inc. (1)	14,298	181,442
Athersys, Inc. (1)	34,177	49,215
AtriCure, Inc. (1)	12,145	371,637
Atrion Corp.	469	347,567
Audentes Therapeutics, Inc. (1)	11,301	240,937
AVEO Pharmaceuticals, Inc. (1)	22,374	35,798
Avid Bioservices, Inc. (1)	17,177	70,426
Avrobio, Inc. (1)	1,656	27,572
AxoGen, Inc. (1)	11,084	226,446
Axonics Modulation Technologies, Inc. (1)	1,753	26,488
Bellicum Pharmaceuticals, Inc. (1)	8,687	25,366
BioCryst Pharmaceuticals, Inc. (1)	30,615	247,063
Biohaven Pharmaceutical Holding Co. Ltd. (1)	9,337	345,282
BioMarin Pharmaceutical, Inc. (1)	235,389	20,043,373
BioScrip, Inc. (1)	4,516	16,122
BioSpecifics Technologies Corp. (1)	1,858	112,595
Bio-Techne Corp.	157,836	22,842,026
BioTelemetry, Inc. (1)	49,325	2,945,689
BioTime, Inc. (1)	7,638	6,973
Bluebird Bio, Inc. (1)	2,268	224,986
Blueprint Medicines Corp. (1)	13,591	732,691
Bruker Corp.	2,537	75,526
Calyxt, Inc. (1)	2,159	22,367

Cambrex Corp. (1)	4,825	182,192
Cantel Medical Corp.	182,099	13,557,271
Capital Senior Living Corp. (1)	7,886	53,625
Cara Therapeutics, Inc. (1)	9,162	119,106
Cardiovascular Systems, Inc. (1)	11,185	318,661
CareDx, Inc. (1)	10,865	273,146
CASI Pharmaceuticals, Inc. (1)	14,957	60,127
Castlight Health, Inc. (1)	24,686	53,569
Catalent, Inc. (1)	654,360	20,402,945
Catalyst Pharmaceuticals, Inc. (1)	32,304	62,024
Celcuity, Inc. (1)	1,952	46,828
Cellular Biomedicine Group, Inc. (1)	2,819	49,784
Centene Corp. (1)	10,966	1,264,380
Cerner Corp. (1)	63,564	3,333,296
Cerus Corp. (1)	39,073	198,100
Charles River Laboratories International, Inc. (1)	2,064	233,604
Chemed Corp.	950	269,116
ChemoCentryx, Inc. (1)	7,634	83,287
ChromaDex Corp. (1)	12,948	44,412
Civitas Solutions, Inc. (1)	3,753	65,715
Clearside Biomedical, Inc. (1)	8,852	9,472
Clovis Oncology, Inc. (1)	15,720	282,331
Codexis, Inc. (1)	16,740	279,558
Cohbar, Inc. (1)	8,032	24,980
Coherus Biosciences, Inc. (1)	17,191	155,579
Collegium Pharmaceutical, Inc. (1)	9,722	166,927
Computer Programs & Systems, Inc.	1,994	50,049
CONMED Corp.	3,053	196,003
Constellation Pharmaceuticals, Inc. (1)	1,631	6,540
Corbus Pharmaceuticals Holdings, Inc. (1)	15,874	92,704
Corcept Therapeutics, Inc. (1)	32,028	427,894
CorVel Corp. (1)	3,008	185,654
Corvus Pharmaceuticals, Inc. (1)	3,941	14,463
Crinetics Pharmaceuticals, Inc. (1)	1,904	57,101
CryoLife, Inc. (1)	7,986	226,643
CryoPort, Inc. (1)	8,568	94,505
CTI BioPharma Corp. (1)	16,045	11,771
Cue Biopharma, Inc. (1)	5,579	26,221
Cutera, Inc. (1)	4,503	76,641
Cymabay Therapeutics, Inc. (1)	15,027	118,262
Cytokinetics, Inc. (1)	13,509	85,377
CytomX Therapeutics, Inc. (1)	14,727	222,378
CytoSorbents Corp. (1)	9,680	78,214
DaVita, Inc. (1)	4,139	212,993
Deciphera Pharmaceuticals, Inc. (1)	2,857	59,968
Denali Therapeutics, Inc. (1)	14,971	309,301
Dentsply Sirona, Inc.	462,000	17,191,020
Dermira, Inc. (1)	11,359	81,671
DexCom, Inc. (1)	40,437	4,844,353
Dicerna Pharmaceuticals, Inc. (1)	17,682	189,021
Dova Pharmaceuticals, Inc. (1)	3,699	28,038
Durect Corp. (1)	49,629	23,976
Dynavax Technologies Corp. (1)	18,210	166,621
Eagle Pharmaceuticals, Inc. (1)	3,503	141,136
Editas Medicine, Inc. (1)	15,185	345,459

Edwards Lifesciences Corp. (1)	124,838	19,121,436
Eidos Therapeutics, Inc. (1)	1,994	27,437
Elanco Animal Health, Inc. (1)	2,079	65,551
ElectroCore, Inc. (1)	1,852	11,594
Eloxx Pharmaceuticals, Inc. (1)	7,476	89,787
Emergent BioSolutions, Inc. (1)	15,016	890,148
Enanta Pharmaceuticals, Inc. (1)	5,490	388,857
Encompass Health Corp.	5,988	369,460
Endo International Plc (1)	4,509	32,916
Endologix, Inc. (1)	36,503	26,136
Ensign Group, Inc.	16,397	636,040
Enzo Biochem, Inc. (1)	14,800	41,144
Epizyme, Inc. (1)	14,627	90,102
Equillium, Inc. (1)	1,476	12,044
Esperion Therapeutics, Inc. (1)	7,520	345,920
Evelo Biosciences, Inc. (1)	4,575	59,521
Evolent Health, Inc. (1)	5,337	106,473
Evolus, Inc. (1)	2,975	35,402
Exact Sciences Corp. (1)	7,298	460,504
Exelixis, Inc. (1)	120,062	2,361,620
Fate Therapeutics, Inc. (1)	19,914	255,497
Fennec Pharmaceuticals, Inc. (1)	3,523	22,477
FibroGen, Inc. (1)	25,046	1,159,129
Flexion Therapeutics, Inc. (1)	10,879	123,150
Fluidigm Corp. (1)	8,505	73,313
FONAR Corp. (1)	402	8,136
Fortress Biotech, Inc. (1)	10,002	8,602
Forty Seven, Inc. (1)	2,243	35,260
G1 Therapeutics, Inc. (1)	7,494	143,510
Genesis Healthcare, Inc. (1)	18,382	21,691
GenMark Diagnostics, Inc. (1)	16,735	81,332
Genomic Health, Inc. (1)	6,897	444,236
Geron Corp. (1)	54,745	54,745
Glaukos Corp. (1)	11,226	630,564
Global Blood Therapeutics, Inc. (1)	16,397	673,097
Globus Medical, Inc. (1)	152,171	6,585,961
GlycoMimetics, Inc. (1)	11,373	107,702
Gritstone Oncology, Inc. (1)	1,930	29,818
GTx, Inc. (1)	1,452	1,133
Guardant Health, Inc. (1)	4,000	150,360
Haemonetics Corp. (1)	17,114	1,712,256
Halozyme Therapeutics, Inc. (1)	41,162	602,200
HealthEquity, Inc. (1)	66,577	3,971,318
HealthStream, Inc.	8,546	206,386
Helius Medical Technologies, Inc. (1)	6,047	55,391
Henry Schein, Inc. (1)	100,356	7,879,953
Heron Therapeutics, Inc. (1)	22,636	587,178
Heska Corp. (1)	2,171	186,923
Hill-Rom Holdings, Inc.	2,620	232,001
HMS Holdings Corp. (1)	129,913	3,654,453
Hologic, Inc. (1)	82,505	3,390,955
Homology Medicines, Inc. (1)	5,652	126,379
Horizon Pharma Plc (1)	55,189	1,078,393
ICON Plc (1)	39,102	5,052,369
ICU Medical, Inc. (1)	36,041	8,276,095

Idera Pharmaceuticals, Inc. (1)	6,060	16,786
IDEXX Laboratories, Inc. (1)	130,415	24,259,798
Illumina, Inc. (1)	50,168	15,046,888
Immune Design Corp. (1)	546	710
ImmunoGen, Inc. (1)	47,416	227,597
Immunomedics, Inc. (1)	43,959	627,295
Incyte Corp. (1)	105,360	6,699,842
Innovate Biopharmaceuticals, Inc. (1)	7,150	16,516
Innoviva, Inc. (1)	22,659	395,400
Inogen, Inc. (1)	5,887	730,989
Inovalon Holdings, Inc. (1)	22,617	320,709
Inovio Pharmaceuticals, Inc. (1)	26,849	107,396
Insmed, Inc. (1)	25,264	331,464
Inspire Medical Systems, Inc. (1)	3,901	164,817
Insulet Corp. (1)	3,582	284,124
Insys Therapeutics, Inc. (1)	8,551	29,928
Integer Holdings Corp. (1)	7,497	571,721
Integra LifeSciences Holdings Corp. (1)	684,500	30,870,950
Intellia Therapeutics, Inc. (1)	10,767	146,970
Intercept Pharmaceuticals, Inc. (1)	7,189	724,579
Intersect ENT, Inc. (1)	9,837	277,207
Intra-Cellular Therapies, Inc. (1)	7,189	81,883
Intrexon Corp. (1)	23,918	156,424
IntriCon Corp. (1)	2,558	67,480
Intuitive Surgical, Inc. (1)	9,485	4,542,556
InVitae Corp. (1)	21,536	238,188
Ionis Pharmaceuticals, Inc. (1)	7,643	413,181
Iovance Biotherapeutics, Inc. (1)	34,773	307,741
iRadimed Corp. (1)	1,095	26,784
iRhythm Technologies, Inc. (1)	7,948	552,227
Ironwood Pharmaceuticals, Inc. (1)	46,434	481,056
Jazz Pharmaceuticals Plc (1)	3,298	408,820
Jounce Therapeutics, Inc. (1)	5,493	18,511
Kadmon Holdings, Inc. (1)	32,493	67,585
Kala Pharmaceuticals, Inc. (1)	5,481	26,802
Karyopharm Therapeutics, Inc. (1)	14,548	136,315
Kezar Life Sciences, Inc. (1)	1,421	33,536
Kindred Biosciences, Inc. (1)	10,128	110,902
Kiniksa Pharmaceuticals Ltd. (1)	1,833	51,489
Kodiak Sciences, Inc. (1)	2,687	19,078
Kura Oncology, Inc. (1)	9,173	128,789
La Jolla Pharmaceutical Co. (1)	6,982	65,840
Laboratory Corp. of America Holdings (1)	118,366	14,956,728
Lantheus Holdings, Inc. (1)	11,161	174,670
LeMaitre Vascular, Inc.	5,327	125,930
Lexicon Pharmaceuticals, Inc. (1)	14,572	96,758
LHC Group, Inc. (1)	9,534	895,052
Ligand Pharmaceuticals, Inc. (1)	41,345	5,610,516
Liquidia Technologies, Inc. (1)	1,247	27,010
LivaNova Plc (1)	12,681	1,159,931
LogicBio Therapeutics, Inc. (1)	2,294	23,858
Loxo Oncology, Inc. (1)	8,855	1,240,320
Luminex Corp.	5,820	134,500
MacroGenics, Inc. (1)	12,720	161,544
Madrigal Pharmaceuticals, Inc. (1)	2,275	256,438

Magenta Therapeutics, Inc. (1)	1,130	6,441
MannKind Corp. (1)	44,391	47,054
Marinus Pharmaceuticals, Inc. (1)	11,490	32,976
Masimo Corp. (1)	119,513	12,832,111
Medicines Co. (1)	21,046	402,820
MediciNova, Inc. (1)	13,211	107,934
Medidata Solutions, Inc. (1)	355,012	23,934,909
Medpace Holdings, Inc. (1)	7,146	378,238
MeiraGTx Holdings Plc (1)	1,070	10,315
Meridian Bioscience, Inc.	11,909	206,740
Merit Medical Systems, Inc. (1)	167,921	9,371,671
Mersana Therapeutics, Inc. (1)	3,940	16,075
Mettler-Toledo International, Inc. (1)	46,160	26,107,173
Minerva Neurosciences, Inc. (1)	8,711	58,712
Miragen Therapeutics, Inc. (1)	6,763	20,492
Mirati Therapeutics, Inc. (1)	6,600	279,972
Molina Healthcare, Inc. (1)	3,210	373,066
Momenta Pharmaceuticals, Inc. (1)	25,618	282,823
Mustang Bio, Inc. (1)	4,998	14,694
MyoKardia, Inc. (1)	11,163	545,424
Myriad Genetics, Inc. (1)	20,306	590,295
NanoString Technologies, Inc. (1)	7,411	109,905
NantHealth, Inc. (1)	3,540	1,926
Natera, Inc. (1)	10,817	151,005
National Research Corp.	3,309	126,205
Natus Medical, Inc. (1)	10,769	366,469
Nektar Therapeutics (1)	9,533	313,350
Neogen Corp. (1)	87,287	4,975,359
NeoGenomics, Inc. (1)	21,318	268,820
Neon Therapeutics, Inc. (1)	1,761	8,858
Neos Therapeutics, Inc. (1)	15,018	24,780
Neurocrine Biosciences, Inc. (1)	5,426	387,471
Neuronetics, Inc. (1)	1,903	36,823
Nevro Corp. (1)	9,577	372,450
NewLink Genetics Corp. (1)	713	1,084
NextGen Healthcare, Inc. (1)	11,346	171,892
Novavax, Inc. (1)	47,625	87,630
Novocure Ltd. (1)	24,239	811,522
NuVasive, Inc. (1)	383,550	19,008,738
Nuvectra Corp. (1)	5,700	93,138
NxStage Medical, Inc. (1)	21,713	621,426
Nymox Pharmaceutical Corp. (1)	2,679	3,509
Ocular Therapeutix, Inc. (1)	11,508	45,802
Odonate Therapeutics, Inc. (1)	2,139	30,117
Omeros Corp. (1)	15,145	168,715
Omnicell, Inc. (1)	134,044	8,208,855
Optinose, Inc. (1)	6,246	38,725
OraSure Technologies, Inc. (1)	18,809	219,689
Organovo Holdings, Inc. (1)	36,884	35,302
Orthofix Medical, Inc. (1)	4,328	227,177
OrthoPediatrics Corp. (1)	2,362	82,387
Osmotica Pharmaceuticals Plc (1)	2,480	19,220
Ovid therapeutics, Inc. (1)	3,545	8,579
Oxford Immunotec Global Plc (1)	8,255	105,499
Pacific Biosciences of California, Inc. (1)	44,893	332,208

Pacira Pharmaceuticals, Inc. (1)	110,162	4,739,169
Palatin Technologies, Inc. (1)	64,954	46,013
Paratek Pharmaceuticals, Inc. (1)	10,008	51,341
Penumbra, Inc. (1)	22,524	2,752,433
PetIQ, Inc. (1)	4,927	115,637
Pfenex, Inc. (1)	8,687	27,712
Phibro Animal Health Corp.	6,337	203,798
Pieris Pharmaceuticals, Inc. (1)	16,441	43,733
PolarityTE, Inc. (1)	3,332	44,949
Portola Pharmaceuticals, Inc. (1)	19,939	389,209
PRA Health Sciences, Inc. (1)	33,169	3,050,221
Premier, Inc. (1)	993	37,089
Prestige Consumer Healthcare, Inc. (1)	169,914	5,246,944
Principia Biopharma, Inc. (1)	1,593	43,632
Progenics Pharmaceuticals, Inc. (1)	27,552	115,718
Proteostasis Therapeutics, Inc. (1)	9,503	30,790
PTC Therapeutics, Inc. (1)	14,874	510,476
Pulse Biosciences, Inc. (1)	3,359	38,494
Puma Biotechnology, Inc. (1)	9,571	194,770
Quanterix Corp. (1)	2,795	51,176
Quidel Corp. (1)	11,219	547,712
Quorum Health Corp. (1)	9,817	28,371
R1 RCM, Inc. (1)	30,956	246,100
Ra Pharmaceuticals, Inc. (1)	365	6,643
Radius Health, Inc. (1)	13,217	217,948
RadNet, Inc. (1)	12,929	131,488
Reata Pharmaceuticals, Inc. (1)	6,138	344,342
Recro Pharma, Inc. (1)	5,909	41,954
REGENXBIO, Inc. (1)	10,568	443,328
Repligen Corp. (1)	78,483	4,139,193
Replimune Group, Inc. (1)	2,052	20,520
ResMed, Inc.	49,359	5,620,509
resTORbio, Inc. (1)	252	2,172
Retrophin, Inc. (1)	13,655	309,013
Revance Therapeutics, Inc. (1)	10,674	214,868
Rhythm Pharmaceuticals, Inc. (1)	4,948	133,002
Rigel Pharmaceuticals, Inc. (1)	51,092	117,512
Rocket Pharmaceuticals, Inc. (1)	6,932	102,732
Rockwell Medical, Inc. (1)	14,481	32,727
RTI Surgical, Inc. (1)	2,499	9,246
Rubius Therapeutics, Inc. (1)	3,314	53,289
SAGE Therapeutics, Inc. (1)	2,776	265,913
Sangamo Therapeutics, Inc. (1)	33,384	383,248
Sarepta Therapeutics, Inc. (1)	4,039	440,776
Savara, Inc. (1)	9,331	70,636
Scholar Rock Holding Corp. (1)	1,734	39,830
Seattle Genetics, Inc. (1)	6,630	375,656
Select Medical Holdings Corp. (1)	35,612	546,644
Selecta Biosciences, Inc. (1)	5,693	15,143
Senseonics Holdings, Inc. (1)	27,720	71,795
Seres Therapeutics, Inc. (1)	6,650	30,058
SI-BONE, Inc. (1)	2,516	52,559
Sienna Biopharmaceuticals, Inc. (1)	4,875	11,310
Sientra, Inc. (1)	7,692	97,765
SIGA Technologies, Inc. (1)	17,105	135,129

Simulations Plus, Inc.	3,810	75,819
Solid Biosciences, Inc. (1)	3,952	105,914
Sorrento Therapeutics, Inc. (1)	35,450	85,080
Spark Therapeutics, Inc. (1)	10,344	404,864
Spectrum Pharmaceuticals, Inc. (1)	30,530	267,137
Spero Therapeutics, Inc. (1)	178	1,095
Spring Bank Pharmaceuticals, Inc. (1)	4,541	47,181
STAAR Surgical Co. (1)	14,465	461,578
Stemline Therapeutics, Inc. (1)	9,451	89,784
Supernus Pharmaceuticals, Inc. (1)	16,076	534,045
Surface Oncology, Inc. (1)	3,913	16,591
Surgery Partners, Inc. (1)	626	6,129
SurModics, Inc. (1)	4,242	200,477
Sutro Biopharma, Inc. (1)	1,821	16,425
Syndax Pharmaceuticals, Inc. (1)	1,685	7,498
Syneos Health, Inc. (1)	359,057	14,128,893
Synergy Pharmaceuticals, Inc. (1)	80,121	9,126
Syros Pharmaceuticals, Inc. (1)	8,605	47,930
T2 Biosystems, Inc. (1)	10,125	30,476
Tabula Rasa HealthCare, Inc. (1)	5,825	371,402
Tactile Systems Technology, Inc. (1)	5,748	261,821
Tandem Diabetes Care, Inc. (1)	16,801	637,934
Teladoc Health, Inc. (1)	22,062	1,093,613
Teleflex, Inc.	527	136,219
Teligent, Inc. (1)	14,020	19,207
Tenet Healthcare Corp. (1)	27,506	471,453
TESARO, Inc. (1)	2,351	174,562
TG Therapeutics, Inc. (1)	20,441	83,808
The Cooper Companies, Inc.	65,469	16,661,860
The Providence Service Corp. (1)	3,680	220,874
TherapeuticsMD, Inc. (1)	60,332	229,865
Theravance Biopharma, Inc. (1)	14,301	365,963
Tivity Health, Inc. (1)	13,141	326,028
Tocagen, Inc. (1)	4,995	41,009
TransEnterix, Inc. (1)	52,692	119,084
Translate Bio, Inc. (1)	2,740	20,550
Tricida, Inc. (1)	3,180	74,984
Twist Bioscience Corp. (1)	1,417	32,719
Tyme Technologies, Inc. (1)	34,293	126,541
Ultragenyx Pharmaceutical, Inc. (1)	15,672	681,419
UNITY Biotechnology, Inc. (1)	8,184	133,072
Universal Health Services, Inc.	111,887	13,041,549
Unum Therapeutics, Inc. (1)	6,408	28,195
US Physical Therapy, Inc.	4,113	420,966
Utah Medical Products, Inc.	978	81,252
Vanda Pharmaceuticals, Inc. (1)	16,855	440,421
Vapotherm, Inc. (1)	1,422	28,369
Varex Imaging Corp. (1)	12,615	298,723
Varian Medical Systems, Inc. (1)	102,049	11,563,172
Veeva Systems, Inc. (1)	197,426	17,634,090
Veracyte, Inc. (1)	9,303	117,032
Verastem, Inc. (1)	22,288	74,888
Vericel Corp. (1)	14,099	245,323
Verrica Pharmaceuticals, Inc. (1)	1,630	13,285
ViewRay, Inc. (1)	20,799	126,250

Viking Therapeutics, Inc. (1)	19,737	150,988
Vital Therapies, Inc. (1)	9,598	1,788
Vocera Communications, Inc. (1)	9,912	390,037
Voyager Therapeutics, Inc. (1)	7,150	67,210
Waters Corp. (1)	143,266	27,027,131
WaVe Life Sciences Ltd. (1)	5,762	242,234
WellCare Health Plans, Inc. (1)	65,440	15,449,730
West Pharmaceutical Services, Inc.	94,046	9,219,329
Wright Medical Group NV (1)	40,947	1,114,577
Xencor, Inc. (1)	15,358	555,345
Xeris Pharmaceuticals, Inc. (1)	1,815	30,855
XOMA Corp. (1)	983	12,435
Y-mAbs Therapeutics, Inc. (1)	1,947	39,602
Zafgen, Inc. (1)	9,227	45,674
ZIOPHARM Oncology, Inc. (1)	42,438	79,359
Zogenix, Inc. (1)	10,324	376,413
Zomedica Pharmaceuticals Corp. (1)	14,068	17,304

		640,061,508

Industrials - 14.83%
A.O. Smith Corp.	267,643	11,428,356
AAON, Inc.	184,289	6,461,172
Actuant Corp.	9,757	204,799
Advanced Disposal Services, Inc. (1)	174,180	4,169,869
Advanced Drainage Systems, Inc.	11,912	288,866
Aerojet Rocketdyne Holdings, Inc. (1)	23,868	840,870
AeroVironment, Inc. (1)	6,962	473,068
Air Lease Corp.	446	13,474
Air Transport Services Group, Inc. (1)	19,217	438,340
Alamo Group, Inc.	2,745	212,243
Alaska Air Group, Inc.	199,003	12,109,333
Albany International Corp.	9,432	588,840
Allegiant Travel Co.	4,237	424,632
Allegion Plc	4,804	382,927
Allied Motion Technologies, Inc.	2,291	102,385
Allison Transmission Holdings, Inc.	6,983	306,624
Altra Industrial Motion Corp.	149,970	3,771,745
American Woodmark Corp. (1)	4,658	259,357
AMETEK, Inc.	264,690	17,919,513
Apogee Enterprises, Inc.	7,677	229,158
Applied Industrial Technologies, Inc.	12,546	676,731
ArcBest Corp.	1,056	36,179
Armstrong Flooring, Inc. (1)	757	8,963
Armstrong World Industries, Inc.	2,636	153,442
ASGN, Inc. (1)	16,712	910,804
Astec Industries, Inc.	3,576	107,959
Astronics Corp. (1)	6,986	212,724
Atkore International Group, Inc. (1)	12,860	255,142
Avis Budget Group, Inc. (1)	21,961	493,683
Axon Enterprise, Inc. (1)	73,323	3,207,881
AZZ, Inc.	2,682	108,246
Barnes Group, Inc.	2,044	109,599
Barrett Business Services, Inc.	2,350	134,538
Beacon Roofing Supply, Inc. (1)	278,428	8,831,736
BG Staffing, Inc.	2,887	59,617
Blue Bird Corp. (1)	2,308	41,983

BlueLinx Holdings, Inc. (1)	2,953	72,969
BMC Stock Holdings, Inc. (1)	1,119	17,322
BrightView Holdings, Inc. (1)	4,488	45,822
Builders FirstSource, Inc. (1)	37,303	406,976
BWX Technologies, Inc.	6,045	231,100
C.H. Robinson Worldwide, Inc.	8,352	702,320
CAI International, Inc. (1)	2,622	60,909
Casella Waste Systems, Inc. (1)	2,534	72,194
Charah Solutions, Inc. (1)	1,309	10,930
Chart Industries, Inc. (1)	4,399	286,067
Cimpress (1)	7,263	751,139
Cintas Corp.	5,340	897,067
Columbus Mckinnon Corp.	4,481	135,057
Comfort Systems USA, Inc.	12,033	525,601
Commercial Vehicle Group, Inc. (1)	10,101	57,576
Continental Building Products, Inc. (1)	12,262	312,068
Copart, Inc. (1)	209,491	10,009,480
CoStar Group, Inc. (1)	48,521	16,368,074
Covanta Holding Corp.	38,741	519,904
CRA International, Inc.	686	29,189
CSW Industrials, Inc. (1)	5,103	246,730
Cubic Corp.	6,100	327,814
Cummins, Inc.	3,286	439,141
Curtiss-Wright Corp.	201	20,526
Deluxe Corp.	15,264	586,748
DMC Global, Inc.	4,704	165,204
Donaldson Co., Inc.	7,314	317,354
Douglas Dynamics, Inc.	7,291	261,674
Dun & Bradstreet Corp.	991	141,455
DXP Enterprises, Inc. (1)	3,947	109,884
Dycom Industries, Inc. (1)	9,942	537,266
Echo Global Logistics, Inc. (1)	8,684	176,546
EMCOR Group, Inc.	14,205	847,896
Energous Corp. (1)	7,485	43,338
Energy Recovery, Inc. (1)	11,558	77,785
EnerSys, Inc.	9,089	705,397
EnPro Industries, Inc.	630	37,863
Equifax, Inc.	1,992	185,515
EVI Industries, Inc.	1,274	42,488
Evoqua Water Technologies Corp. (1)	25,022	240,211
Expeditors International of Washington, Inc.	10,522	716,443
Exponent, Inc.	16,996	861,867
Fastenal Co.	17,563	918,369
Federal Signal Corp.	18,464	367,434
Forrester Research, Inc.	3,387	151,399
Fortive Corp.	323,475	21,886,319
Fortune Brands Home & Security, Inc.	3,607	137,030
Forward Air Corp.	9,659	529,796
Foundation Building Materials, Inc. (1)	1,276	10,604
Franklin Covey Co. (1)	3,243	72,416
Franklin Electric Company, Inc.	14,549	623,861
Gardner Denver Holdings, Inc. (1)	2,542	51,984
Gates Industrial Corp. Plc (1)	911,000	12,061,640
Gencor Industries, Inc. (1)	565	6,198
Generac Holdings, Inc. (1)	19,975	992,758

General Finance Corp. (1)	1,896	19,169
Genesee & Wyoming, Inc. (1)	76,119	5,634,328
Global Brass and Copper Holdings, Inc.	6,654	167,348
GMS, Inc. (1)	10,089	149,923
Gorman Rupp Co.	1,195	38,730
Graco, Inc.	10,066	421,262
Graham Corp.	286	6,532
Granite Construction, Inc.	11,392	458,870
Griffon Corp.	612	6,395
H&E Equipment Services, Inc.	8,196	167,362
Harris Corp.	32,603	4,389,994
Harsco Corp. (1)	26,437	525,039
HC2 Holdings, Inc. (1)	13,523	35,701
HD Supply Holdings, Inc. (1)	3,399	127,530
Healthcare Services Group, Inc.	197,209	7,923,858
Heartland Express, Inc.	15,362	281,125
Heico Corp.	2,368	183,473
Heico Corp. - Class A	77,670	4,893,210
Heidrick & Struggles International, Inc.	6,160	192,130
Herc Holdings, Inc. (1)	7,962	206,932
Heritage Crystal Clean, Inc. (1)	265	6,098
Herman Miller, Inc.	16,743	506,476
Hexcel Corp.	1,130	64,794
Hillenbrand, Inc.	20,706	785,379
HNI Corp.	14,304	506,791
Hub Group, Inc. (1)	6,829	253,151
Hubbell, Inc.	2,261	224,608
Huntington Ingalls Industries, Inc.	2,217	421,917
ICF International, Inc.	656	42,496
IDEX Corp.	355,572	44,894,521
IHS Markit Ltd. (1)	45,338	2,174,864
Ingersoll-Rand Plc	8,107	739,602
InnerWorkings, Inc. (1)	661	2,472
Insperity, Inc.	12,623	1,178,483
Insteel Industries, Inc.	5,375	130,505
Interface, Inc.	17,355	247,309
J.B. Hunt Transportation Services, Inc.	24,033	2,236,030
JELD-WEN Holding, Inc. (1)	22,428	318,702
John Bean Technologies Corp.	10,318	740,936
Kadant, Inc.	3,582	291,790
Kaman Corp.	9,093	510,026
KAR Auction Services, Inc.	7,703	367,587
Kennametal, Inc.	16,486	548,654
Kforce, Inc.	7,597	234,899
Kimball International, Inc.	10,284	145,930
Knoll, Inc.	14,972	246,739
Korn/Ferry International	18,919	748,057
Kornit Digital Ltd. (1)	96,646	1,809,213
Kratos Defense & Security Solutions, Inc. (1)	10,627	149,734
Landstar System, Inc.	44,565	4,263,534
Lawson Products, Inc. (1)	442	13,967
Lennox International, Inc.	2,045	447,569
Lincoln Electric Holdings, Inc.	3,847	303,336
Lindsay Corp.	3,526	339,378
Lydall, Inc. (1)	907	18,421

Manitex International, Inc. (1)	3,491	19,829
Marten Transport Ltd.	5,702	92,315
Masco Corp.	12,740	372,518
Masonite International Corp. (1)	8,235	369,175
MasTec, Inc. (1)	20,884	847,055
Matson, Inc.	6,308	201,982
McGrath RentCorp	7,886	405,971
Mercury Systems, Inc. (1)	75,214	3,556,870
Meritor, Inc. (1)	26,751	452,359
Mesa Air Group, Inc. (1)	790	6,091
Milacron Holdings Corp. (1)	2,534	30,129
Miller Industries, Inc.	188	5,076
Mistras Group, Inc. (1)	4,518	64,969
Mobile Mini, Inc.	12,977	412,020
Moog, Inc.	973	75,388
MRC Global, Inc. (1)	14,815	181,187
MSA Safety, Inc.	11,241	1,059,689
MSC Industrial Direct Co., Inc.	26,471	2,036,149
Mueller Industries, Inc.	18,670	436,131
Mueller Water Products, Inc.	30,586	278,333
MYR Group, Inc. (1)	5,293	149,104
National Presto Industries, Inc.	162	18,941
Navistar International Corp. (1)	971	25,197
NCI Building Systems, Inc. (1)	14,175	102,769
Nordson Corp.	215,299	25,695,936
NV5 Global, Inc. (1)	3,088	186,978
Old Dominion Freight Line, Inc.	4,020	496,430
Omega Flex, Inc.	963	52,069
Orion Group Holdings, Inc. (1)	4,359	18,700
P.A.M. Transportation Services, Inc. (1)	475	18,720
Parker-Hannifin Corp.	1,453	216,700
Patrick Industries, Inc. (1)	7,563	223,940
Paylocity Holding Corp. (1)	9,520	573,199
PGT Innovations, Inc. (1)	18,597	294,762
Pitney Bowes, Inc.	31,182	184,286
Plug Power, Inc. (1)	70,450	87,358
Primoris Services Corp.	300,742	5,753,194
Proto Labs, Inc. (1)	54,639	6,162,733
Quanta Services, Inc. (1)	2,574	77,477
Raven Industries, Inc.	11,788	426,608
RBC Bearings, Inc. (1)	62,847	8,239,242
Republic Services, Inc.	858	61,853
Resources Connection, Inc.	3,027	42,983
REV Group, Inc.	1,792	13,458
Rexnord Corp. (1)	4,013	92,098
Ritchie Bros Auctioneers, Inc.	568,000	18,584,960
Robert Half International, Inc.	7,223	413,156
Rockwell Automation, Inc.	277,727	41,792,359
Rollins, Inc.	8,868	320,135
Roper Technologies, Inc.	1,156	308,097
Rush Enterprises, Inc. - Class A	4,565	157,401
Rush Enterprises, Inc. - Class B	606	21,574
Saia, Inc. (1)	8,433	470,730
Schneider National, Inc.	487	9,092
Sensata Technologies Holding Plc (1)	5,398	242,046

Simpson Manufacturing Company, Inc.	13,653	739,037
SiteOne Landscape Supply, Inc. (1)	56,426	3,118,665
SP Plus Corp. (1)	2,117	62,536
Spartan Motors, Inc.	10,956	79,212
Sparton Corp. (1)	1,430	26,012
Spirit AeroSystems Holdings, Inc.	6,455	465,341
SPX Corp. (1)	11,664	326,709
Standex International Corp.	3,300	221,694
Stericycle, Inc. (1)	243,000	8,915,670
Sterling Construction Company, Inc. (1)	2,002	21,802
Sun Hydraulics Corp.	9,494	315,106
Systemax, Inc.	3,016	72,052
Team, Inc. (1)	563	8,248
Tennant Co.	5,901	307,501
Tetra Tech, Inc.	17,104	885,474
Textron, Inc.	2,475	113,825
The Brink’s Co.	16,569	1,071,186
The Middleby Corp. (1)	16,192	1,663,404
The Toro Co.	95,165	5,317,820
Thermon Group Holdings, Inc. (1)	3,157	64,024
TPI Composites, Inc. (1)	4,813	118,304
TransDigm Group, Inc. (1)	2,966	1,008,618
TransUnion	11,256	639,341
Trex Company, Inc. (1)	19,454	1,154,789
TriNet Group, Inc. (1)	14,407	604,374
TrueBlue, Inc. (1)	770	17,133
Twin Disc, Inc. (1)	369	5,443
UniFirst Corp.	51,171	7,321,035
United Rentals, Inc. (1)	139,587	14,311,855
Univar, Inc. (1)	1,017	18,042
Universal Forest Products, Inc.	17,506	454,456
Universal Logistics Holdings, Inc.	2,620	47,396
Upwork, Inc. (1)	3,490	63,204
US Ecology, Inc.	7,231	455,408
US Xpress Enterprises, Inc. (1)	3,919	21,986
USA Truck, Inc. (1)	2,322	34,760
Verisk Analytics, Inc. (1)	239,562	26,121,840
Viad Corp.	3,917	196,203
Vicor Corp. (1)	5,264	198,927
Vivint Solar, Inc. (1)	2,584	9,845
VSE Corp.	222	6,640
W.W. Grainger, Inc.	2,778	784,396
Wabash National Corp.	4,894	64,014
WABCO Holdings, Inc. (1)	160,031	17,177,728
Wabtec Corp.	1,901	133,545
WageWorks, Inc. (1)	45,583	1,238,034
Watsco, Inc.	41,609	5,789,476
Watts Water Technologies, Inc.	5,219	336,782
Welbilt, Inc. (1)	414,087	4,600,507
Werner Enterprises, Inc.	6,884	203,353
Wesco Aircraft Holdings, Inc. (1)	4,676	36,940
Willdan Group, Inc. (1)	3,191	111,621
Willis Lease Finance Corp. (1)	68	2,353
Willscot Corp. (1)	8,110	76,396
Woodward, Inc.	17,668	1,312,556

XPO Logistics, Inc. (1)	132,419	7,553,180
Xylem, Inc.	6,106	407,392
YRC Worldwide, Inc. (1)	2,020	6,363

		483,005,468

Information Technology - 23.90%
2U, Inc. (1)	38,822	1,930,230
3D Systems Corp. (1)	1,799	18,296
8x8, Inc. (1)	124,041	2,237,700
A10 Networks, Inc. (1)	16,727	104,376
Acacia Communications, Inc. (1)	1,227	46,626
ACI Worldwide, Inc. (1)	35,677	987,183
ACM Research, Inc. (1)	2,800	30,464
Adesto Technologies Corp. (1)	8,047	35,407
Advanced Energy Industries, Inc. (1)	12,643	542,764
Advanced Micro Devices, Inc. (1)	57,254	1,056,909
Aerohive Networks, Inc. (1)	11,236	36,629
Agilysys, Inc. (1)	2,180	31,261
Akamai Technologies, Inc. (1)	107,071	6,539,897
Alarm.com Holdings, Inc. (1)	10,286	533,535
Alliance Data Systems Corp.	77,350	11,608,688
Altair Engineering, Inc. (1)	8,206	226,321
Alteryx, Inc. (1)	9,639	573,231
Ambarella, Inc. (1)	4,102	143,488
Amber Road, Inc. (1)	7,779	64,021
American Software, Inc.	5,483	57,297
Amphenol Corp.	18,042	1,461,763
Analog Devices, Inc.	3,565	305,984
Anaplan, Inc. (1)	4,919	130,550
ANSYS, Inc. (1)	83,157	11,886,462
Appfolio, Inc. (1)	5,143	304,568
Applied Optoelectronics, Inc. (1)	4,617	71,240
Apptio, Inc. (1)	11,429	433,845
Aquantia Corp. (1)	7,375	64,679
Arista Networks, Inc. (1)	50,274	10,592,732
Arlo Technologies, Inc. (1)	1,807	18,034
Aspen Technology, Inc. (1)	357,898	29,412,058
Asure Software, Inc. (1)	3,093	15,712
Atlassian Corp. Plc (1)	448,654	39,921,233
Autodesk, Inc. (1)	11,266	1,448,920
Avalara, Inc. (1)	2,368	73,763
Avid Technology, Inc. (1)	6,485	30,804
Badger Meter, Inc.	9,370	461,098
Benefitfocus, Inc. (1)	7,356	336,316
Black Knight, Inc. (1)	8,677	390,986
Blackbaud, Inc.	212,897	13,391,221
Blackline, Inc. (1)	12,098	495,413
Booz Allen Hamilton Holding Corp.	8,048	362,723
Bottomline Technologies, Inc. (1)	13,866	665,568
Box, Inc. (1)	40,572	684,855
Brightcove, Inc. (1)	11,845	83,389
Broadridge Financial Solutions, Inc.	7,057	679,236
Brooks Automation, Inc.	22,800	596,904
Cabot Microelectronics Corp.	74,920	7,143,641
Cadence Design Systems, Inc. (1)	106,116	4,613,924
CalAmp Corp. (1)	11,248	146,336

Calix, Inc. (1)	7,678	74,861
Carbon Black, Inc. (1)	12,689	170,286
Carbonite, Inc. (1)	10,570	266,998
Cardtronics Plc (1)	10,476	272,376
Casa Systems, Inc. (1)	7,934	104,173
Cass Information Systems, Inc.	4,727	250,153
CDK Global, Inc.	7,954	380,838
CDW Corp.	8,953	725,641
Ceridian HCM Holding, Inc. (1)	2,109	72,739
CEVA, Inc. (1)	6,788	149,947
ChannelAdvisor Corp. (1)	8,047	91,333
Cirrus Logic, Inc. (1)	1,013	33,611
Cision Ltd. (1)	22,006	257,470
Citrix Systems, Inc.	126,341	12,944,899
Clearfield, Inc. (1)	2,216	21,983
Cloudera, Inc. (1)	34,886	385,839
Cognex Corp.	83,017	3,210,267
Coherent, Inc. (1)	1,063	112,370
Cohu, Inc.	4,775	76,734
CommVault Systems, Inc. (1)	13,172	778,333
Control4 Corp. (1)	3,507	61,723
ConvergeOne Holdings, Inc.	7,299	90,362
CoreLogic, Inc. (1)	3,057	102,165
Cornerstone OnDemand, Inc. (1)	17,935	904,462
Coupa Software, Inc. (1)	17,938	1,127,583
Cray, Inc. (1)	2,185	47,174
CSG Systems International, Inc.	8,990	285,612
CyberArk Software Ltd. (1)	28,205	2,091,119
Cypress Semiconductor Corp.	15,161	192,848
Dell Technologies, Inc. - Class C (1)	576	28,147
Digimarc Corp. (1)	3,363	48,764
Diodes, Inc. (1)	3,235	104,361
DocuSign, Inc. (1)	60,727	2,433,938
Dolby Laboratories, Inc.	76,708	4,743,623
Domo, Inc. (1)	2,129	41,792
Eastman Kodak Co. (1)	5,915	15,083
Ebix, Inc.	7,942	338,012
eGain Corp. (1)	4,765	31,306
Elastic NV (1)	399	28,521
Ellie Mae, Inc. (1)	87,076	5,470,985
Endurance International Group Holdings, Inc. (1)	22,895	152,252
Entegris, Inc.	46,762	1,304,426
Envestnet, Inc. (1)	91,423	4,497,097
EPAM Systems, Inc. (1)	3,136	363,807
ePlus, Inc. (1)	4,408	313,717
Euronet Worldwide, Inc. (1)	42,600	4,361,388
Everbridge, Inc. (1)	8,797	499,318
Everi Holdings, Inc. (1)	21,001	108,155
EVERTEC, Inc.	16,722	479,921
Evo Payments, Inc. (1)	6,180	152,461
Exela Technologies, Inc. (1)	12,495	48,606
ExlService Holdings, Inc. (1)	204,875	10,780,523
Extreme Networks, Inc. (1)	37,229	227,097
F5 Networks, Inc. (1)	3,736	605,344
FactSet Research Systems, Inc.	2,288	457,897

Fair Isaac Corp. (1)	1,745	326,315
FARO Technologies, Inc. (1)	5,354	217,587
Fidelity National Information Services, Inc.	1,680	172,284
FireEye, Inc. (1)	7,849	127,232
First Data Corp. (1)	33,181	561,091
Fiserv, Inc. (1)	24,385	1,792,054
Fitbit, Inc. (1)	15,651	77,785
Five9, Inc. (1)	18,875	825,215
FleetCor Technologies, Inc. (1)	5,366	996,574
FLIR Systems, Inc.	186,872	8,136,407
ForeScout Technologies, Inc. (1)	9,874	256,625
FormFactor, Inc. (1)	2,032	28,631
Fortinet, Inc. (1)	473,038	33,316,066
Gartner, Inc. (1)	5,416	692,381
Genpact Ltd.	3,224	87,016
Global Payments, Inc.	9,718	1,002,217
GoDaddy, Inc. (1)	9,791	642,485
GTT Communications, Inc. (1)	13,948	330,010
Guidewire Software, Inc. (1)	206,872	16,597,341
Hackett Group, Inc.	7,295	116,793
Hortonworks, Inc. (1)	23,909	344,768
HubSpot, Inc. (1)	12,190	1,532,649
I3 Verticals, Inc. (1)	2,029	48,899
Ichor Holdings Ltd. (1)	7,456	121,533
II-VI, Inc. (1)	20,701	671,954
Immersion Corp. (1)	8,409	75,345
Imperva, Inc. (1)	11,637	648,065
Impinj, Inc. (1)	5,308	77,231
Information Services Group, Inc. (1)	6,974	29,570
Inphi Corp. (1)	14,269	458,748
Insight Enterprises, Inc. (1)	4,303	175,347
Instructure, Inc. (1)	10,402	390,179
Integrated Device Technology, Inc. (1)	42,644	2,065,249
InterDigital, Inc.	5,028	334,010
Internap Corp. (1)	8,112	33,665
IPG Photonics Corp. (1)	91,535	10,370,000
Iteris, Inc. (1)	9,034	33,697
Itron, Inc. (1)	11,192	529,270
J2 Global, Inc.	83,900	5,820,982
Jack Henry & Associates, Inc.	76,117	9,630,323
KLA-Tencor Corp.	9,363	837,895
Kopin Corp. (1)	19,225	19,206
Lam Research Corp.	9,485	1,291,572
Lattice Semiconductor Corp. (1)	38,269	264,821
Limelight Networks, Inc. (1)	36,194	84,694
Littelfuse, Inc.	44,924	7,703,568
LivePerson, Inc. (1)	19,443	366,695
LiveRamp Holdings, Inc. (1)	12,881	497,593
LogMeIn, Inc.	258,630	21,096,449
Lumentum Holdings, Inc. (1)	20,837	875,362
Majesco, Inc. (1)	1,936	13,726
Manhattan Associates, Inc. (1)	53,840	2,281,201
Marvell Technology Group Ltd.	9,261	149,936
Maxim Integrated Products, Inc.	17,006	864,755
MAXIMUS, Inc.	21,038	1,369,363

MaxLinear, Inc. (1)	20,921	368,210
Mesa Laboratories, Inc.	1,108	230,896
Methode Electronics, Inc.	5,509	128,305
Microchip Technology, Inc.	63,917	4,596,911
MINDBODY, Inc. (1)	14,332	521,685
Mitek Systems, Inc. (1)	10,557	114,121
MKS Instruments, Inc.	3,271	211,339
MobileIron, Inc. (1)	24,334	111,693
Model N, Inc. (1)	8,376	110,814
MoneyGram International, Inc. (1)	723	1,446
Monolithic Power Systems, Inc.	53,985	6,275,756
Monotype Imaging Holdings, Inc.	6,342	98,428
Motorola Solutions, Inc.	1,120	128,845
Nanometrics, Inc. (1)	7,469	204,128
Napco Security Technologies, Inc. (1)	3,969	62,512
National Instruments Corp.	54,041	2,452,381
NCR Corp. (1)	5,946	137,234
NetApp, Inc.	16,020	955,913
NETGEAR, Inc. (1)	2,305	119,929
New Relic, Inc. (1)	114,844	9,298,919
NIC, Inc.	20,989	261,943
Nice Ltd. - ADR (1)	106,402	11,513,760
nLight, Inc. (1)	7,465	132,728
Novanta, Inc. (1)	10,789	679,707
Nutanix, Inc. (1)	401,553	16,700,589
NVE Corp.	1,439	125,970
Okta, Inc. (1)	233,238	14,880,584
ON Semiconductor Corp. (1)	82,890	1,368,514
OneSpan, Inc. (1)	10,383	134,460
OSI Systems, Inc. (1)	2,053	150,485
Palo Alto Networks, Inc. (1)	250,287	47,141,556
PAR Technology Corp. (1)	3,073	66,838
Park City Group, Inc. (1)	4,729	28,232
Park Electrochemical Corp.	3,557	64,275
Paychex, Inc.	19,628	1,278,764
Paycom Software, Inc. (1)	69,226	8,476,724
PDF Solutions, Inc. (1)	919	7,747
Pegasystems, Inc.	2,292	109,626
Perficient, Inc. (1)	4,004	89,129
PFSweb, Inc. (1)	4,693	24,075
Plantronics, Inc.	10,892	360,525
Pluralsight, Inc. - Class A (1)	1,153	27,153
Power Integrations, Inc.	97,032	5,917,011
PRGX Global, Inc. (1)	6,989	66,186
Progress Software Corp.	14,697	521,597
Proofpoint, Inc. (1)	52,854	4,429,694
PROS Holdings, Inc. (1)	63,074	1,980,524
PTC, Inc. (1)	45,499	3,771,867
Pure Storage, Inc. (1)	641,073	10,308,454
Q2 Holdings, Inc. (1)	62,070	3,075,569
QAD, Inc.	3,421	134,548
Qualys, Inc. (1)	154,530	11,549,572
Quantenna Communications, Inc. (1)	11,115	159,500
Rapid7, Inc. (1)	12,079	376,382
RealPage, Inc. (1)	4,336	208,952

Red Hat, Inc. (1)	167,825	29,476,783
Rimini Street, Inc. (1)	3,958	20,384
RingCentral, Inc. (1)	4,172	343,940
Rogers Corp. (1)	3,175	314,516
Rudolph Technologies, Inc. (1)	10,363	212,131
Sabre Corp.	13,529	292,768
SailPoint Technologies Holding, Inc. (1)	22,893	537,757
Science Applications International Corp.	13,956	888,997
SecureWorks Corp. (1)	391	6,604
Semtech Corp. (1)	114,398	5,247,436
SendGrid, Inc. (1)	9,731	420,087
ServiceNow, Inc. (1)	168,806	30,055,908
ServiceSource International, Inc. (1)	26,678	28,812
Shopify, Inc. (1)	20,967	2,902,881
ShotSpotter, Inc. (1)	2,455	76,547
Silicon Laboratories, Inc. (1)	48,979	3,860,035
Skyworks Solutions, Inc.	7,710	516,724
SMART Global Holdings, Inc. (1)	3,352	99,554
SolarWinds Corp. (1)	1,237	17,108
Splunk, Inc. (1)	552,953	57,977,122
SPS Commerce, Inc. (1)	5,646	465,117
Square, Inc. (1)	78,876	4,424,155
SS&C Technologies Holdings, Inc.	11,762	530,584
SunPower Corp. (1)	6,665	33,125
SVMK, Inc. (1)	4,961	60,871
Switch, Inc.	2,049	14,343
Synaptics, Inc. (1)	1,054	39,219
Synopsys, Inc. (1)	144,861	12,203,091
Tableau Software, Inc. (1)	108,422	13,010,640
Telaria, Inc. (1)	4,608	12,580
Telenav, Inc. (1)	5,639	22,894
Tenable Holdings, Inc. (1)	3,407	75,601
Teradata Corp. (1)	5,151	197,592
Teradyne, Inc.	1,704	53,472
The Western Union Co.	7,479	127,592
Total System Services, Inc.	11,006	894,678
Trade Desk, Inc. (1)	10,960	1,272,018
TTEC Holdings, Inc.	4,681	133,736
Tucows, Inc. (1)	3,135	188,288
Twilio, Inc. (1)	4,507	402,475
Tyler Technologies, Inc. (1)	17,557	3,262,442
Ubiquiti Networks, Inc.	918	91,258
Ultimate Software Group, Inc. (1)	18,498	4,529,605
Unisys Corp. (1)	11,532	134,117
Universal Display Corp.	2,598	243,095
Upland Software, Inc. (1)	5,247	142,613
USA Technologies, Inc. (1)	18,813	73,183
Varonis Systems, Inc. (1)	9,310	492,499
VeriSign, Inc. (1)	6,436	954,394
Veritone, Inc. (1)	2,969	11,282
Versum Materials, Inc.	6,666	184,782
Viavi Solutions, Inc. (1)	26,809	269,430
VirnetX Holding Corp. (1)	18,050	43,320
Virtusa Corp. (1)	9,342	397,876
Vishay Precision Group, Inc. (1)	2,541	76,814

WEX, Inc. (1)	31,051	4,349,003
Workday, Inc. (1)	384,827	61,449,175
Workiva, Inc. (1)	9,400	337,366
Worldpay, Inc. (1)	62,839	4,802,785
Xilinx, Inc.	15,570	1,326,097
Xperi Corp.	3,387	62,287
Yext, Inc. (1)	27,411	407,053
Zebra Technologies Corp. (1)	3,218	512,402
Zendesk, Inc. (1)	6,429	375,261
Zix Corp. (1)	17,166	98,361
Zscaler, Inc. (1)	20,003	784,318

		778,480,837

Materials - 4.81%
Advanced Emissions Solutions, Inc.	898	9,474
AdvanSix, Inc. (1)	3,474	84,557
Albemarle Corp.	7,089	546,349
Amyris, Inc. (1)	1,643	5,488
AptarGroup, Inc.	321,661	30,258,650
Avery Dennison Corp.	5,281	474,392
Axalta Coating Systems Ltd. (1)	5,142	120,426
Balchem Corp.	103,564	8,114,239
Berry Global Group, Inc. (1)	558,732	26,556,532
Boise Cascade Co.	12,043	287,226
Celanese Corp.	5,177	465,775
Century Aluminum Co. (1)	765	5,592
Chase Corp.	2,381	238,219
Chemours Co.	10,469	295,435
Cleveland-Cliffs, Inc. (1)	15,463	118,910
Coeur Mining, Inc. (1)	9,504	42,483
Compass Minerals International, Inc.	10,281	428,615
Crown Holdings, Inc. (1)	7,862	326,823
Eagle Materials, Inc.	2,513	153,368
Ferro Corp. (1)	27,382	429,350
FMC Corp.	3,337	246,804
Forterra, Inc. (1)	6,374	23,966
GCP Applied Technologies, Inc. (1)	23,694	581,688
Gold Resource Corp.	15,162	60,648
Graphic Packaging Holding Co.	698,018	7,426,912
Greif, Inc. - Class A	697	25,866
Greif, Inc. - Class B	217	9,635
HB Fuller Co.	12,474	532,266
Hecla Mining Co.	11,546	27,249
Ingevity Corp. (1)	97,672	8,174,170
Innophos Holdings, Inc.	900	22,077
Innospec, Inc.	71,494	4,415,469
International Flavors & Fragrances, Inc.	139,935	18,789,072
International Paper Co.	2,791	112,645
Kaiser Aluminum Corp.	2,749	245,458
Koppers Holdings, Inc. (1)	4,790	81,622
Kraton Corp. (1)	9,408	205,471
Kronos Worldwide, Inc.	7,405	85,306
Livent Corp. (1)	3,620	49,956
Louisiana-Pacific Corp.	6,967	154,807
Marrone Bio Innovations, Inc. (1)	17,715	26,041
Martin Marietta Materials, Inc.	127,292	21,877,676

Myers Industries, Inc.	11,611	175,442
Neenah, Inc.	4,550	268,086
NewMarket Corp.	448	184,616
OMNOVA Solutions, Inc. (1)	14,525	106,468
Packaging Corp. of America	5,698	475,555
Platform Specialty Products Corp. (1)	6,859	70,853
PolyOne Corp.	24,924	712,826
Quaker Chemical Corp.	4,305	765,042
Ramaco Resources, Inc. (1)	1,718	8,504
Reliance Steel & Aluminum Co.	74,302	5,288,073
Royal Gold, Inc.	1,632	139,781
RPM International, Inc.	1,601	94,107
Ryerson Holding Corp. (1)	4,974	31,535
Schweitzer-Mauduit International, Inc.	1,936	48,497
Scotts Miracle-Gro Co.	1,212	74,490
Sealed Air Corp.	5,226	182,074
Sensient Technologies Corp.	7,404	413,513
Silgan Holdings, Inc.	1,646	38,879
Steel Dynamics, Inc.	2,127	63,895
Summit Materials, Inc. (1)	36,996	458,750
Tahoe Resources, Inc. (1)	47,934	174,959
Trinseo SA	9,746	446,172
Tronox Ltd.	13,986	108,811
United States Lime & Minerals, Inc.	34	2,414
US Concrete, Inc. (1)	5,306	187,196
Valhi, Inc.	368	710
Valvoline, Inc.	653,000	12,635,550
Verso Corp. (1)	841	18,838
Vulcan Materials Co.	7,554	746,335
W.R. Grace & Co.	3,036	197,067
Westlake Chemical Corp.	2,030	134,325
Worthington Industries, Inc.	12,733	443,618

		156,833,688

Real Estate - 2.75%
Alexander’s, Inc.	700	213,318
Alexandria Real Estate Equities, Inc.	505	58,196
Altisource Portfolio Solutions SA (1)	222	4,993
Americold Realty Trust	28,476	727,277
Armada Hoffler Properties, Inc.	4,902	68,922
CBRE Group, Inc. (1)	9,332	373,653
City Office REIT, Inc.	2,243	22,991
Clipper Realty, Inc.	4,969	64,945
Colony Capital, Inc.	1,456	6,814
Consolidated-Tomoka Land Co.	418	21,945
CoreSite Realty Corp.	56,082	4,892,033
Corporate Office Properties Trust	145,048	3,050,359
Cushman & Wakefield Plc (1)	11,540	166,984
Easterly Government Properties, Inc.	4,537	71,140
EastGroup Properties, Inc.	11,580	1,062,233
Equity Lifestyle Properties, Inc.	5,248	509,738
Essential Properties Realty Trust, Inc.	1,516	20,981
Extra Space Storage, Inc.	6,480	586,310
First Industrial Realty Trust, Inc.	8,935	257,864
FirstService Corp.	51,863	3,551,578
Four Corners Property Trust, Inc.	15,130	396,406

FRP Holdings, Inc. (1)	339	15,597
Gaming and Leisure Properties, Inc.	4,419	142,778
HFF, Inc.	12,324	408,664
Hudson Pacific Properties, Inc.	135,129	3,926,849
Jones Lang LaSalle, Inc.	153,994	19,495,640
Kennedy-Wilson Holdings, Inc.	21,130	383,932
Lamar Advertising Co.	4,682	323,901
Life Storage, Inc.	148	13,763
Marcus & Millichap, Inc. (1)	6,409	220,021
Maui Land & Pineapple Co, Inc. (1)	2,263	22,449
Monmouth Real Estate Investment Corp.	4,652	57,685
National Health Investors, Inc.	5,912	446,593
National Storage Affiliates Trust Co.	1,742	46,093
Newmark Group, Inc.	49,124	393,974
NexPoint Residential Trust, Inc.	277	9,709
Omega Healthcare Investors, Inc.	1,024	35,994
Pennsylvania Real Estate Investment Trust	10,478	62,239
PS Business Parks, Inc.	4,516	591,596
QTS Realty Trust, Inc.	7,746	286,989
Redfin Corp. (1)	26,047	375,077
RMR Group, Inc.	2,332	123,783
Ryman Hospitality Properties, Inc.	14,751	983,744
Saul Centers, Inc.	3,544	167,348
SBA Communications Corp. (1)	211,111	34,176,760
Tanger Factory Outlet Centers, Inc.	30,198	610,604
Taubman Centers, Inc.	3,633	165,265
Terreno Realty Corp.	265,661	9,343,297
The GEO Group, Inc.	8,292	163,352
The Howard Hughes Corp. (1)	961	93,813
Trinity Place Holdings, Inc. (1)	6,146	26,674
UMH Properties, Inc.	9,403	111,332
Universal Health Realty Income Trust	3,796	232,961
Urban Edge Properties	5,757	95,681

		89,682,837

Utilities - 0.05%
American States Water Co.	8,254	553,348
California Water Service Group	1,385	66,009
Chesapeake Utilities Corp.	555	45,121
Global Water Resources, Inc.	3,770	38,228
Middlesex Water Co.	4,519	241,089
New Jersey Resources Corp.	2,188	99,926
Pure Cycle Corp. (1)	3,048	30,267
SJW Group	3,692	205,349
South Jersey Industries, Inc.	4,165	115,787
Spark Energy, Inc.	3,947	29,326
TerraForm Power, Inc.	4,141	46,462
York Water Co.	3,719	119,231

		1,590,143

Total Common Stocks (Cost $2,881,648,346)		$3,178,725,843

RIGHTS - 0.00% (2)
Healthcare - 0.00% (2)
Corium International, Inc., expires 3/31/2020 - CVR (1)(4)	7,613	$1,370

Materials - 0.00% (2)
A. Schulman, Inc. - CVR (1)(4)	9,002	15,475

Total Rights (Cost $0)		$16,845

SHORT-TERM INVESTMENTS - 2.21%
Money Market Funds - 2.21%
Goldman Sachs Financial Square Government Fund - Class I, 2.34% (3)	35,920,640	$35,920,640
JPMorgan U.S. Government Money Market Fund - Class I, 2.31% (3)	35,920,640	35,920,640

Total Short-Term Investments (Cost $71,841,280)		$71,841,280

TOTAL INVESTMENTS IN SECURITIES - 99.80% (Cost $2,953,489,626)		$3,250,583,968
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.20%		6,647,837

TOTAL NET ASSETS - 100.00%		$3,257,231,805

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

CVR	Contingent Value Right

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $16,845, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.82%
Communication Services - 2.09%
Activision Blizzard, Inc.	122,475	$5,703,661
AMC Entertainment Holdings, Inc.	14,796	181,695
AMC Networks, Inc. (1)	65,900	3,616,592
ATN International, Inc.	2,974	212,730
Beasley Broadcast Group, Inc.	1,865	6,994
Boston Omaha Corp. (1)	1,501	35,123
Cable One, Inc.	16,710	13,703,871
Cars.com, Inc. (1)	19,747	424,560
CBS Corp.	63,500	2,776,220
CenturyLink, Inc.	33,339	505,086
Cincinnati Bell, Inc. (1)	12,706	98,853
Cinemark Holdings, Inc.	3,733	133,641
Clear Channel Outdoor Holdings, Inc.	10,046	52,139
Consolidated Communications Holdings, Inc.	20,153	199,112
Daily Journal Corp. (1)	320	74,880
Discovery Communications, Inc. - Class A (1)	5,345	132,235
Discovery Communications, Inc. - Class C (1)	12,039	277,860
DISH Network Corp. (1)	7,755	193,642
E.W. Scripps Co.	13,105	206,142
Emerald Expositions Events, Inc.	586,685	7,239,693
Entercom Communications Corp.	36,768	209,945
Entravision Communications Corp.	14,792	43,045
Eros International Plc (1)	5,131	42,536
Fluent, Inc. (1)	9,868	35,525
Frontier Communications Corp. (1)	28,931	68,856
Gannett Co., Inc.	32,629	278,325
GCI Liberty, Inc. (1)	3,477	143,113
Gray Television, Inc. (1)	22,975	338,651
Hemisphere Media Group, Inc. (1)	2,564	31,127
Intelsat S.A. (1)	15,828	338,561
InterActiveCorp (1)	21,742	3,979,656
Interpublic Group of Companies, Inc.	11,938	246,281
Iridium Communications, Inc. (1)	27,454	506,526
John Wiley & Sons, Inc.	1,558	73,179
Liberty Broadband Corp. - Class A (1)	865	62,116
Liberty Broadband Corp. - Class C (1)	3,654	263,198
Liberty Latin America Ltd. - Class A (1)	12,495	180,928
Liberty Latin America Ltd. - Class C (1)	32,476	473,175
Liberty Media Group LLC - Class A (1)	892	26,510
Liberty Media Group LLC - Class C (1)	6,850	210,295
Liberty SiriusXM Group - Class A (1)	2,943	108,302
Liberty SiriusXM Group - Class C (1)	5,771	213,412
Lions Gate Entertainment Corp. - Class A	1,640	26,396
Lions Gate Entertainment Corp. - Class B	3,093	46,016
Marcus Corp.	5,584	220,568
Meet Group, Inc. (1)	20,367	94,299

Meredith Corp.	11,269	585,312
MSG Networks, Inc. (1)	16,962	399,625
National CineMedia, Inc.	21,807	141,309
NetEase, Inc. - ADR	24,423	5,748,441
New Media Investment Group, Inc.	17,091	197,743
New York Times Co.	6,979	155,562
News Corp. - Class A	13,436	152,499
News Corp. - Class B	4,133	47,736
Nexstar Media Group, Inc.	278,850	21,928,764
NII Holdings, Inc. (1)	24,854	109,606
Omnicom Group, Inc.	47,466	3,476,410
pdvWireless, Inc. (1)	2,669	99,794
Reading International, Inc. (1)	4,766	69,298
Rosetta Stone, Inc. (1)	4,830	79,212
Saga Communications, Inc.	1,068	35,490
Scholastic Corp.	8,152	328,200
Sinclair Broadcast Group, Inc.	10,413	274,278
Spok Holdings, Inc.	5,480	72,665
Sprint Corp. (1)	22,689	132,050
Take-Two Interactive Software, Inc. (1)	1,601	164,807
TEGNA, Inc.	61,853	672,342
Telephone & Data Systems, Inc.	3,478	113,174
The Madison Square Garden Co. (1)	578	154,731
Tribune Media Co.	3,032	137,592
United States Cellular Corp. (1)	449	23,335
Viacom, Inc. - Class A	329	9,149
Viacom, Inc. - Class B	95,130	2,444,841
WideOpenWest, Inc. (1)	8,261	58,901
Windstream Holdings, Inc. (1)	11,862	24,792
Zillow Group, Inc. - Class A (1)	574	18,041
Zillow Group, Inc. - Class C (1)	1,123	35,464
Zynga, Inc. (1)	26,610	104,577

		82,031,010

Consumer Discretionary - 9.56%
1-800-Flowers.com, Inc. (1)	5,471	66,910
Aaron’s, Inc.	70,711	2,973,398
Abercrombie & Fitch Co.	19,049	381,932
Acushnet Holdings Corp.	352,922	7,436,067
Adient Plc	3,326	50,090
Adtalem Global Education, Inc. (1)	16,710	790,717
Advance Auto Parts, Inc.	1,694	266,737
American Axle & Manufacturing Holdings, Inc. (1)	171,209	1,900,420
American Eagle Outfitters, Inc.	118,484	2,290,296
American Outdoor Brands Corp. (1)	15,192	195,369
American Public Education, Inc. (1)	4,254	121,069
America’s Car-Mart, Inc. (1)	1,144	82,883
Aptiv Plc	1,215	74,808
Aramark	322,012	9,328,688
Ascena Retail Group, Inc. (1)	50,896	127,749
AutoNation, Inc. (1)	1,873	66,866
AutoZone, Inc. (1)	111	93,056
Barnes & Noble Education, Inc. (1)	10,374	41,600
Barnes & Noble, Inc.	17,438	123,635
Bassett Furniture Industries, Inc.	2,804	56,192
BBX Capital Corp.	16,974	97,261

Beazer Homes USA, Inc. (1)	9,054	85,832
Bed Bath & Beyond, Inc.	119,196	1,349,299
Belmond Ltd. (1)	22,313	558,494
Best Buy, Inc.	61,217	3,242,052
Big 5 Sporting Goods Corp.	5,332	13,810
Big Lots, Inc.	53,058	1,534,437
Biglari Holdings, Inc. - Class A (1)	26	15,279
Biglari Holdings, Inc. - Class B (1)	266	30,212
Bojangles, Inc. (1)	335,040	5,387,443
Borgwarner, Inc.	231,797	8,052,628
Boyd Gaming Corp.	2,154	44,760
Bright Horizons Family Solutions, Inc. (1)	33,958	3,784,619
Brinker International, Inc.	2,690	118,306
Brunswick Corp.	221,360	10,282,172
Buckle, Inc.	6,662	128,843
Caesars Entertainment Corp. (1)	20,161	136,893
Caleres, Inc.	12,087	336,381
Callaway Golf Co.	8,999	137,685
CarMax, Inc. (1)	2,398	150,427
Carriage Services, Inc.	3,099	48,034
Carrols Restaurant Group, Inc. (1)	1,470	14,465
Carter’s, Inc.	61,550	5,023,711
Cato Corp.	6,371	90,914
Century Casinos, Inc. (1)	8,133	60,103
Century Communities, Inc. (1)	6,756	116,609
Chicos FAS, Inc.	35,274	198,240
Chuy’s Holdings, Inc. (1)	846	15,008
Citi Trends, Inc.	3,469	70,733
Clarus Corp.	5,801	58,706
Columbia Sportswear Co.	931	78,288
Conn’s, Inc. (1)	2,891	54,524
Container Store Group, Inc. (1)	4,654	22,200
Cooper Tire & Rubber Co.	14,496	468,656
Cooper-Standard Holdings, Inc. (1)	22,998	1,428,636
Core Mark Holding Company, Inc.	745,653	17,336,432
Culp, Inc.	3,207	60,612
D. R. Horton, Inc.	4,931	170,908
Dana, Inc.	565,785	7,711,650
Darden Restaurants, Inc.	2,154	215,098
Del Frisco’s Restaurant Group, Inc. (1)	9,233	66,016
Del Taco Restaurants, Inc. (1)	8,819	88,102
Denny’s Corp. (1)	4,403	71,373
Dick’s Sporting Goods, Inc.	113,804	3,550,685
Dillard’s, Inc.	3,352	202,159
Dine Brands Global, Inc.	1,970	132,660
Dollar General Corp.	36,950	3,993,556
Dollar Tree, Inc. (1)	79,344	7,166,350
Drive Shack, Inc. (1)	1,917	7,515
DSW, Inc.	19,663	485,676
eBay, Inc. (1)	309,564	8,689,461
El Pollo Loco Holdings, Inc. (1)	5,954	90,322
Empire Resorts, Inc. (1)	370	3,750
Escalade, Inc.	2,814	32,220
Ethan Allen Interiors, Inc.	6,745	118,645
Expedia Group, Inc.	85,046	9,580,432

Express, Inc. (1)	20,054	102,476
Extended Stay America, Inc.	249,887	3,873,248
Fiesta Restaurant Group, Inc. (1)	1,283	19,899
Flexsteel Industries, Inc.	2,003	44,226
Foot Locker, Inc.	70,776	3,765,283
Fossil Group, Inc. (1)	10,042	157,961
Francesca’s Holdings Corp. (1)	8,993	8,730
Gaia, Inc. (1)	1,060	10,982
GameStop Corp.	28,618	361,159
Gap, Inc.	7,077	182,304
Garmin Ltd.	3,954	250,367
Genesco, Inc. (1)	5,704	252,687
Gentex Corp.	3,015	60,933
Gentherm, Inc. (1)	10,021	400,640
Genuine Parts Co.	4,979	478,084
G-III Apparel Group Ltd. (1)	8,920	248,779
Gildan Activewear, Inc.	311,850	9,467,766
GNC Holdings, Inc. (1)	22,882	54,230
Goodyear Tire & Rubber Co.	153,464	3,132,200
Graham Holdings Co.	21,097	13,514,316
Green Brick Partners, Inc. (1)	6,398	46,322
Group 1 Automotive, Inc.	33,417	1,761,744
Guess, Inc.	16,478	342,248
H&R Block, Inc.	5,873	148,998
Harley-Davidson, Inc.	72,335	2,468,070
Hasbro, Inc.	70,761	5,749,331
Haverty Furniture, Inc.	5,283	99,215
Helen of Troy Ltd. (1)	7,026	921,671
Hibbett Sports, Inc. (1)	5,449	77,921
Hooker Furniture Corp.	1,775	46,753
Houghton Mifflin Harcourt Co. (1)	27,384	242,622
Hovnanian Enterprises, Inc. (1)	25,645	17,539
Hyatt Hotels Corp.	1,453	98,223
International Game Technology Plc	3,230	47,255
International Speedway Corp.	6,996	306,845
J. Alexander’s Holdings, Inc. (1)	3,895	32,056
J. Jill, Inc. (1)	4,243	22,615
J.C. Penney Co., Inc. (1)	87,912	91,428
Jack in the Box, Inc.	200,414	15,558,139
Johnson Outdoors, Inc.	547	32,131
K12, Inc. (1)	10,646	263,914
KB Home	19,333	369,260
Kirkland’s, Inc. (1)	3,057	29,133
Kohl’s Corp.	86,325	5,726,800
L Brands, Inc.	6,510	167,112
Lands End, Inc. (1)	3,087	43,866
Laureate Education, Inc. (1)	896,629	13,664,626
La-Z-Boy, Inc.	333,736	9,247,825
Leaf Group Ltd. (1)	1,149	7,871
Lear Corp.	94,279	11,583,118
Leggett & Platt, Inc.	4,549	163,036
Lennar Corp. - Class A	4,648	181,969
Lennar Corp. - Class B	236	7,394
Liberty Expedia Holdings, Inc. (1)	14,563	569,559
Lifetime Brands, Inc.	3,279	32,888

Liquidity Services, Inc. (1)	7,750	47,817
Lithia Motors, Inc.	50,738	3,872,832
LKQ Corp. (1)	9,184	217,936
Lovesac Co. (1)	881	20,210
Lumber Liquidators Holdings, Inc. (1)	1,461	13,909
M.D.C. Holdings, Inc.	117,654	3,307,254
M/I Homes, Inc. (1)	6,289	132,195
Macy’s, Inc.	79,659	2,372,245
MarineMax, Inc. (1)	2,517	46,086
Marriott Vacations Worldwide Corp.	1,876	132,277
Mattel, Inc. (1)	9,337	93,277
Meritage Homes Corp. (1)	10,241	376,050
MGM Resorts International	15,605	378,577
Michael Kors Holdings Ltd. (1)	2,285	86,647
Modine Manufacturing Co. (1)	12,092	130,715
Mohawk Industries, Inc. (1)	74,768	8,744,865
Monarch Casino & Resort, Inc. (1)	679	25,897
Motorcar Parts of America, Inc. (1)	5,318	88,492
Movado Group, Inc.	4,196	132,678
Murphy USA, Inc. (1)	109,574	8,397,751
Nautilus, Inc. (1)	728	7,935
New Home Company, Inc. (1)	3,717	19,440
Newell Brands, Inc.	352,745	6,557,530
Nordstrom, Inc.	204,125	9,514,266
Norwegian Cruise Line Holdings Ltd. (1)	7,615	322,800
Office Depot, Inc.	660,911	1,705,150
Oxford Industries, Inc.	83,330	5,919,763
Papa John’s International, Inc.	3,454	137,504
Party City Holdings, Inc. (1)	15,405	153,742
Penn National Gaming, Inc. (1)	21,951	413,337
Penske Automotive Group, Inc.	44,354	1,788,353
Pier 1 Imports, Inc.	23,305	7,127
Pulte Group, Inc.	6,035	156,850
PVH Corp.	2,670	248,176
Qurate Retail, Inc. (1)	14,504	283,118
Ralph Lauren Corp.	1,895	196,057
RCI Hospitality Holdings, Inc.	642	14,336
Red Lion Hotels Corp. (1)	4,448	36,474
Red Robin Gourmet Burgers, Inc. (1)	3,649	97,501
Regis Corp. (1)	9,829	166,602
Rent-A-Center, Inc. (1)	12,855	208,122
Rocky Brands, Inc.	1,957	50,882
Ross Stores, Inc.	66,339	5,519,405
Royal Caribbean Cruises Ltd.	31,092	3,040,487
RTW RetailWinds, Inc. (1)	2,674	7,567
Sally Beauty Holdings, Inc. (1)	25,243	430,393
Service Corp. International	3,170	127,624
ServiceMaster Global Holdings, Inc. (1)	177,375	6,516,757
Shiloh Industries, Inc. (1)	3,241	18,895
Shoe Carnival, Inc.	3,075	103,043
Signet Jewelers Ltd.	121,288	3,853,320
Six Flags Entertainment Corp.	105,450	5,866,183
Skechers USA, Inc. (1)	2,429	55,600
Sonic Automotive, Inc.	6,796	93,513
Sonos, Inc. (1)	2,393	23,499

Speedway Motorsports, Inc.	3,290	53,528
Standard Motor Products, Inc.	6,106	295,714
Stoneridge, Inc. (1)	193,796	4,777,071
Sturm, Ruger & Company, Inc.	3,094	164,663
Superior Industries International, Inc.	6,933	33,348
Tapestry, Inc.	8,074	272,497
Taylor Morrison Home Corp. (1)	28,597	454,692
Tenneco, Inc.	50,501	1,383,222
The Habit Restaurants, Inc. (1)	5,866	61,593
The Michaels Companies, Inc. (1)	2,974	40,268
Thor Industries, Inc.	46,820	2,434,640
Tiffany & Co.	3,508	282,429
Tile Shop Holdings, Inc.	5,877	32,206
Tilly’s, Inc.	4,961	53,876
Toll Brothers, Inc.	102,869	3,387,476
Tower International, Inc.	5,571	132,590
Town Sports International Holdings, Inc. (1)	3,372	21,581
Tractor Supply Co.	32,400	2,703,456
Travelport Worldwide Ltd.	163,464	2,553,308
TRI Pointe Group, Inc. (1)	38,665	422,608
Tupperware Brands Corp.	13,978	441,285
Under Armour, Inc. - Class A (1)	1,549	27,371
Under Armour, Inc. - Class C (1)	1,663	26,891
Unifi, Inc. (1)	4,508	102,963
Universal Electronics, Inc. (1)	3,927	99,275
Vera Bradley, Inc. (1)	6,506	55,756
VF Corp.	2,590	184,771
Vista Outdoor, Inc. (1)	16,445	186,651
Visteon Corp. (1)	40,331	2,431,153
Vuzix Corp. (1)	207	996
Weight Watchers International, Inc. (1)	662	25,520
Weyco Group, Inc.	1,663	48,510
Whirlpool Corp.	44,278	4,731,990
William Lyon Homes (1)	7,790	83,275
Williams-Sonoma, Inc.	55,385	2,794,173
Wingstop, Inc.	633	40,632
Wolverine World Wide, Inc.	348,800	11,123,232
Wyndham Destinations, Inc.	149,121	5,344,497
Wyndham Hotels & Resorts, Inc.	180,360	8,182,933
YETI Holdings, Inc. (1)	2,151	31,921
Yum China Holdings, Inc.	11,604	389,082
Zumiez, Inc. (1)	3,789	72,635

		374,298,870

Consumer Staples - 2.24%
Alico, Inc.	881	25,989
Archer-Daniels-Midland Co.	19,465	797,481
B&G Foods, Inc.	16,738	483,896
BJ’s Wholesale Club Holdings, Inc. (1)	8,893	197,069
Bunge Ltd.	4,918	262,818
Cal-Maine Foods, Inc.	5,346	226,136
Campbell Soup Co.	1,895	62,516
Casey’s General Stores, Inc.	85,607	10,969,681
Central Garden & Pet Co. (1)	610	21,014
Central Garden & Pet Co. - Class A (1)	2,811	87,844
Church & Dwight Co., Inc.	1,287	84,633

Clorox Co.	575	88,630
Coca-Cola European Partners Plc	191,605	8,785,089
Conagra Brands, Inc.	16,807	358,988
Coty, Inc.	16,179	106,134
Darling Ingredients, Inc. (1)	46,961	903,530
Dean Foods Co.	98,094	373,738
Diplomat Pharmacy, Inc. (1)	3,293	44,324
Edgewell Personal Care Co. (1)	15,472	577,879
Energizer Holdings, Inc.	884	39,913
Farmer Brothers Co. (1)	2,968	69,243
Flowers Foods, Inc.	6,159	113,757
Fresh Del Monte Produce, Inc.	21,921	619,707
General Mills, Inc.	64,600	2,515,524
Herbalife Ltd. (1)	3,074	181,212
Hormel Foods Corp.	9,458	403,667
Hostess Brands, Inc. (1)	28,208	308,596
Ingles Markets, Inc.	4,075	110,922
Ingredion, Inc.	24,868	2,272,935
Inter Parfums, Inc.	340	22,294
J & J Snack Foods Corp.	63,070	9,119,291
Kellogg Co.	4,338	247,309
Kroger Co.	354,461	9,747,678
Lamb Weston Holdings, Inc.	5,104	375,450
Lancaster Colony Corp.	45,916	8,120,704
Landec Corp. (1)	7,989	94,590
Limoneira Co.	2,885	56,402
McCormick & Co., Inc.	3,991	555,707
MGP Ingredients, Inc.	428	24,417
Molson Coors Brewing Co.	74,351	4,175,552
Natural Grocers by Vitamin Cottage, Inc. (1)	2,708	41,514
Nature’s Sunshine Products, Inc. (1)	2,679	21,834
Nomad Foods Ltd. (1)	388,870	6,501,906
Nu Skin Enterprises, Inc.	1,325	81,262
Oil-Dri Corp. of America	1,348	35,722
Pilgrim’s Pride Corp. (1)	113,481	1,760,090
Post Holdings, Inc. (1)	946	84,317
Pyxus International, Inc. (1)	2,466	29,247
Revlon, Inc. (1)	347	8,741
Rite Aid Corp. (1)	298,593	211,493
Sanderson Farms, Inc.	5,860	581,839
Seaboard Corp.	9	31,842
Seneca Foods Corp. (1)	1,986	56,045
Simply Good Foods Co./The (1)	17,152	324,173
Smart & Final Stores, Inc. (1)	6,674	31,635
SpartanNash Co.	10,109	173,673
Spectrum Brands Holdings, Inc.	781	32,997
The Andersons, Inc.	7,845	234,487
The Hain Celestial Group, Inc. (1)	3,208	50,879
The Hershey Co.	466	49,946
The J. M. Smucker Co.	35,645	3,332,451
Tootsie Roll Industries, Inc.	3,985	133,099
TreeHouse Foods, Inc. (1)	1,899	96,298
Tyson Foods, Inc.	117,197	6,258,320
U.S. Foods Holding Corp. (1)	7,083	224,106
United Natural Foods, Inc. (1)	43,295	458,494

Universal Corp.	51,413	2,784,014
Vector Group Ltd.	16,040	156,069
Village Super Market, Inc.	2,289	61,208
Weis Markets, Inc.	2,770	132,351

		87,612,311

Energy - 4.39%
Abraxas Petroleum Corp. (1)	2,676	2,917
Adams Resources & Energy, Inc.	603	23,342
Alta Mesa Resources, Inc. (1)	28,061	28,061
Antero Resources Corp. (1)	3,895	36,574
Apache Corp.	12,517	328,571
Apergy Corp. (1)	154,594	4,186,406
Approach Resources, Inc. (1)	11,164	9,735
Arch Coal, Inc.	5,007	415,531
Archrock, Inc.	36,301	271,894
Ardmore Shipping Corp. (1)	9,255	43,221
Baker Hughes a GE Co.	206,250	4,434,375
Basic Energy Services, Inc. (1)	5,332	20,475
Berry Petroleum Corp.	2,254	19,722
Bonanza Creek Energy, Inc. (1)	5,309	109,737
Bristow Group, Inc. (1)	9,771	23,744
C&J Energy Services, Inc. (1)	18,321	247,333
Cabot Oil & Gas Corp.	3,956	88,417
California Resources Corp. (1)	12,998	221,486
Callon Petroleum Co. (1)	863,522	5,604,258
CARBO Ceramics, Inc. (1)	5,668	19,725
Carrizo Oil & Gas, Inc. (1)	151,000	1,704,790
Centennial Resource Development, Inc. (1)	6,306	69,492
Cheniere Energy, Inc. (1)	2,445	144,720
Chesapeake Energy Corp. (1)	31,745	66,664
Cimarex Energy Co.	145,796	8,988,323
Clean Energy Fuels Corp. (1)	39,062	67,187
Cloud Peak Energy, Inc. (1)	20,226	7,409
CNX Resources Corp. (1)	7,145	81,596
Concho Resources, Inc. (1)	5,908	607,283
CONSOL Energy, Inc. (1)	4,575	145,073
Continental Resources, Inc. (1)	288,683	11,602,170
CVR Energy, Inc.	260	8,965
Dawson Geophysical Co. (1)	6,335	21,412
Delek US Holdings, Inc.	85,367	2,775,281
Denbury Resources, Inc. (1)	70,964	121,348
Devon Energy Corp.	16,328	368,033
DHT Holdings, Inc.	26,250	102,900
Diamond Offshore Drilling, Inc. (1)	18,509	174,725
Diamondback Energy, Inc.	108,181	10,028,379
Dorian LPG Ltd. (1)	7,583	44,209
Dril-Quip, Inc. (1)	10,283	308,798
Earthstone Energy, Inc. (1)	5,425	24,521
Eclipse Resources Corp. (1)	12,754	13,392
Energy Fuels, Inc. (1)	25,045	71,378
EP Energy Corp. (1)	11,834	8,284
EQT Corp.	8,794	166,119
Equitrans Midstream Corp. (1)	7,416	148,468
Era Group, Inc. (1)	5,585	48,813
Exterran Corp. (1)	9,357	165,619

Extraction Oil & Gas, Inc. (1)	3,694	15,847
Forum Energy Technologies, Inc. (1)	22,558	93,165
Franks International (1)	20,557	107,308
Frontline Ltd./Bermuda (1)	21,910	121,162
FTS International, Inc. (1)	9,028	64,189
GasLog Ltd.	11,724	192,977
Golar LNG Ltd.	27,089	589,457
Goodrich Petroleum Corp. (1)	761	10,273
Green Plains, Inc.	11,163	146,347
Gulfport Energy Corp. (1)	435,380	2,851,739
Halcon Resources Corp. (1)	37,289	63,391
Hallador Energy Co.	4,975	25,223
Helix Energy Solutions Group, Inc. (1)	40,612	219,711
Helmerich & Payne, Inc.	3,715	178,097
Hess Corp.	9,122	369,441
HighPoint Resources Corp. (1)	30,289	75,420
HollyFrontier Corp.	75,546	3,861,912
Independence Contract Drilling, Inc. (1)	8,752	27,306
International Seaways, Inc. (1)	6,248	105,216
Isramco, Inc. (1)	152	18,012
Keane Group, Inc. (1)	1,090	8,916
KLX Energy Services Holdings, Inc. (1)	5,821	136,502
Kosmos Energy Ltd. (1)	6,552	26,667
Laredo Petroleum, Inc. (1)	191,933	694,797
Magnolia Oil & Gas Corp. (1)	487,620	5,466,220
Marathon Oil Corp.	28,993	415,760
Marathon Petroleum Corp.	274,682	16,208,985
Matador Resources Co. (1)	489,693	7,604,932
Matrix Service Co. (1)	7,636	136,990
McDermott International, Inc. (1)	203,544	1,331,178
Midstates Petroleum Co, Inc. (1)	4,012	30,130
Murphy Oil Corp.	5,747	134,422
Nabors Industries Ltd.	11,901	23,802
NACCO Industries, Inc.	1,033	35,019
National Oilwell Varco, Inc.	13,257	340,705
Natural Gas Services Group, Inc. (1)	3,480	57,211
NCS Multistage Holdings, Inc. (1)	2,522	12,837
Newfield Exploration Co. (1)	182,561	2,676,344
Newpark Resources, Inc. (1)	25,639	176,140
Nine Energy Service, Inc. (1)	4,329	97,576
Noble Corp. Plc (1)	69,772	182,803
Noble Energy, Inc.	371,211	6,963,918
Nordic American Tankers Ltd.	40,430	80,860
Northern Oil & Gas, Inc. (1)	42,877	96,902
Nuverra Environmental Solutions, Inc. (1)	566	4,641
Oasis Petroleum, Inc. (1)	77,433	428,204
Oceaneering International, Inc. (1)	28,293	342,345
Oil States International, Inc. (1)	16,940	241,903
ONEOK, Inc.	8,383	452,263
Overseas Shipholding Group, Inc. (1)	15,928	26,440
Panhandle Oil and Gas, Inc.	2,038	31,589
Par Petroleum Corp. (1)	8,502	120,558
Parsley Energy, Inc. (1)	2,741	43,801
Patterson-UTI Energy, Inc.	7,473	77,346
PBF Energy, Inc.	95,119	3,107,538

PDC Energy, Inc. (1)	18,996	565,321
Peabody Energy Corp.	22,429	683,636
PHI, Inc. (1)	2,985	5,522
Pioneer Energy Services Corp. (1)	20,233	24,887
Pioneer Natural Resources Co.	82,284	10,821,992
QEP Resources, Inc. (1)	1,370,929	7,718,330
Quintana Energy Services, Inc. (1)	1,552	5,370
Range Resources Corp.	7,319	70,043
Renewable Energy Group, Inc. (1)	9,751	250,601
Resolute Energy Corp. (1)	5,933	171,938
REX American Resources Corp. (1)	1,626	110,747
RigNet, Inc. (1)	3,642	46,035
Ring Energy, Inc. (1)	601	3,053
Rowan Co. Plc (1)	36,638	307,393
RPC, Inc.	1,363	13,453
SandRidge Energy, Inc. (1)	8,700	66,207
Scorpio Tankers, Inc.	130,822	230,247
SEACOR Holdings, Inc. (1)	4,940	182,780
SEACOR Marine Holdings, Inc. (1)	4,577	53,826
Select Energy Services, Inc. (1)	434,236	2,744,372
SemGroup Corp.	22,687	312,627
Ship Finance International Ltd.	23,358	245,960
SilverBow Resources, Inc. (1)	2,052	48,509
SM Energy Co.	3,886	60,155
Smart Sand, Inc. (1)	5,753	12,772
Southwestern Energy Co. (1)	168,218	573,623
SRC Energy, Inc. (1)	366,900	1,724,430
Superior Energy Services, Inc. (1)	43,307	145,078
Talos Energy, Inc. (1)	5,645	92,126
Targa Resources Corp.	7,894	284,342
Teekay Corp.	20,173	67,378
Teekay Tankers Ltd.	56,942	52,842
TETRA Technologies, Inc. (1)	4,488	7,540
The Williams Companies, Inc.	42,406	935,052
Tidewater, Inc. (1)	7,951	152,103
Transocean Ltd. (1)	17,771	123,330
U.S. Silica Holdings, Inc.	8,693	88,495
Ultra Petroleum Corp. (1)	46,468	35,320
Unit Corp. (1)	14,962	213,657
Valero Energy Corp.	60,900	4,565,673
W&T Offshore, Inc. (1)	26,282	108,282
Weatherford International Plc (1)	34,331	19,191
Whiting Petroleum Corp. (1)	3,136	71,156
WildHorse Resource Development Corp. (1)	579	8,170
World Fuel Services Corp.	19,182	410,687
WPX Energy, Inc. (1)	2,301,071	26,117,156

		171,724,719

Financials - 24.49%
1st Constitution Bancorp	2,141	42,670
1st Source Corp.	4,688	189,114
Access National Corp.	4,466	95,260
ACNB Corp.	1,896	74,418
Affiliated Managers Group, Inc.	1,835	178,802
Aflac, Inc.	121,559	5,538,228
AG Mortgage Investment Trust, Inc.	8,229	131,088

AGNC Investment Corp.	18,007	315,843
Alleghany Corp.	42,481	26,479,257
Allegiance Bancshares, Inc. (1)	141,482	4,579,772
Allstate Corp.	193,996	16,029,889
Ally Financial, Inc.	195,946	4,440,136
Amalgamated Bank	2,960	57,720
Ambac Financial Group, Inc. (1)	12,181	210,000
American Equity Investment Life Holding Co.	25,611	715,571
American Financial Group, Inc.	28,378	2,569,060
American National Bankshares, Inc.	2,544	74,565
American National Insurance Co.	259	32,955
Ameriprise Financial, Inc.	47,264	4,932,944
AMERISAFE, Inc.	4,913	278,518
Ames National Corp.	2,538	64,516
Annaly Capital Management, Inc.	333,789	3,277,808
Anworth Mortgage Asset Corp.	29,065	117,423
Aon Plc	113,753	16,535,136
Apollo Commercial Real Estate Finance, Inc.	35,206	586,532
Arbor Realty Trust, Inc.	16,294	164,081
Arch Capital Group Ltd. (1)	11,366	303,700
Ares Capital Corp.	1,308,475	20,386,041
Ares Commercial Real Estate Corp.	7,584	98,895
Argo Group International Holdings Ltd.	9,300	625,425
Arlington Asset Investment Corp.	8,633	62,503
ARMOUR Residential REIT, Inc.	12,086	247,763
Arrow Financial Corp.	3,653	116,969
Arthur J. Gallagher & Co.	227,391	16,758,717
Aspen Insurance Holdings Ltd.	2,085	87,549
Associated Banc Corp.	5,807	114,921
Associated Capital Group, Inc.	734	25,859
Assurant, Inc.	1,817	162,512
Assured Guaranty Ltd.	77,319	2,959,771
Athene Holding Ltd. (1)	393,938	15,690,551
Atlantic Capital Bancshares, Inc. (1)	535,206	8,761,322
Auburn National Bancorporation, Inc.	682	21,592
AXA Equitable Holdings, Inc.	6,902	114,780
Axis Capital Holdings Ltd.	2,548	131,579
B. Riley Financial, Inc.	5,716	81,167
Banc of California, Inc.	168,954	2,248,778
BancFirst Corp.	3,903	194,760
Banco Latinoamericano De Comerico	46,658	807,183
BancorpSouth Bank	614,058	16,051,476
Bank of Commerce Holdings	4,111	45,057
Bank of Hawaii Corp.	1,433	96,470
Bank of Marin Bancorp	3,998	164,878
Bank of NT Butterfield & Son Ltd.	616,275	19,320,221
Bank of Princeton/The	1,558	43,468
Bank OZK	4,195	95,772
Bank7 Corp. (1)	870	11,614
BankFinancial Corp.	3,674	54,926
BankUnited, Inc.	358,124	10,722,233
Bankwell Financial Group, Inc.	1,492	42,835
Banner Corp.	8,610	460,463
Bar Harbor Bankshares	4,292	96,270
Baycom Corp. (1)	2,929	67,631

BCB Bancorp, Inc.	3,905	40,885
Beneficial Bancorp, Inc.	19,708	281,627
Berkshire Hills Bancorp, Inc.	11,792	318,030
BGC Partners, Inc.	9,635	49,813
Blackstone Mortgage Trust, Inc.	31,999	1,019,488
Blucora, Inc. (1)	3,739	99,607
Blue Hills Bancorp, Inc.	3,369	71,894
BOK Financial Corp.	920	67,464
Boston Private Financial Holdings, Inc.	23,214	245,372
Boxwood Merger Corp. (1)	511,130	5,075,521
Bridge Bancorp, Inc.	4,684	119,395
Bridgewater Bancshares, Inc. (1)	6,712	70,812
Brighthouse Financial, Inc. (1)	4,211	128,351
BrightSphere Investment Group Plc	3,131	33,439
Brookline Bancorp, Inc.	22,591	312,208
Brown & Brown, Inc.	7,643	210,641
Bryn Mawr Bank Corp.	5,768	198,419
BSB Bancorp, Inc. (1)	1,887	52,949
Business First Bancshares, Inc.	3,088	74,822
Byline Bancorp, Inc. (1)	4,793	79,851
C&F Financial Corp.	905	48,155
Cadence Bancorp	13,855	232,487
Cambridge Bancorp	788	65,601
Camden National Corp.	4,515	162,405
Cannae Holdings, Inc. (1)	1,388,270	23,767,182
Capital Bancorp, Inc. (1)	1,532	17,480
Capital City Bank Group, Inc.	3,323	77,127
Capitol Federal Financial, Inc.	37,022	472,771
Capstar Financial Holdings, Inc.	1,676	24,687
Capstead Mortgage Corp.	25,560	170,485
Carolina Financial Corp.	1,785	52,818
Cathay General Bancorp	110,032	3,689,373
CB Financial Services, Inc.	1,278	31,669
CBOE Holdings, Inc.	297	29,056
CBTX, Inc.	5,433	159,730
CenterState Bank Corp.	629,173	13,237,800
Central Pacific Financial Corp.	5,987	145,783
Central Valley Community Bancorp	3,349	63,196
Century Bancorp, Inc.	817	55,335
Chemical Financial Corp.	479,116	17,540,437
Chemung Financial Corp.	924	38,170
Cherry Hill Mortgage Investment Corp.	4,358	76,439
Chimera Investment Corp.	118,481	2,111,331
Cincinnati Financial Corp.	5,360	414,971
CIT Group, Inc.	65,997	2,525,705
Citizens & Northern Corp.	3,297	87,140
Citizens Financial Group, Inc.	214,631	6,380,980
Citizens, Inc. (1)	14,096	106,002
City Holding Company	4,066	274,821
Civista Bancshares, Inc.	3,005	52,347
CNA Financial Corp.	106,104	4,684,492
CNB Financial Corporation, Inc.	3,925	90,079
CNO Financial Group, Inc.	47,087	700,655
Coastal Financial Corp. (1)	1,536	23,393
Codorus Valley Bancorp, Inc.	2,666	56,652

Colony Credit Real Estate, Inc.	24,081	380,239
Columbia Banking System, Inc.	20,907	758,715
Columbia Financial, Inc. (1)	14,374	219,778
Comerica, Inc.	5,305	364,400
Commerce Bancshares, Inc.	3,489	196,658
Community Bank System, Inc.	14,360	837,188
Community Bankers Trust Corp. (1)	5,657	40,844
Community Financial Corp.	1,261	36,872
Community Trust Bancorp, Inc.	4,540	179,829
ConnectOne Bancorp, Inc.	6,643	122,696
County Bancorp, Inc.	1,353	23,502
Cowen, Inc. (1)	4,191	55,908
Crawford & Co.	3,541	31,869
Credit Acceptance Corp. (1)	36	13,743
Cullen/Frost Bankers, Inc.	2,001	175,968
Customers Bancorp, Inc. (1)	5,674	103,267
CVB Financial Corp.	665,153	13,456,045
Dime Community Bancshares, Inc.	9,104	154,586
Discover Financial Services	465,309	27,443,925
Donegal Group, Inc.	2,862	39,052
Donnelley Financial Solutions, Inc. (1)	5,195	72,886
Dynex Capital, Inc.	16,370	93,636
E*TRADE Financial Corp.	245,261	10,762,053
Eagle Bancorp, Inc. (1)	1,690	82,320
East West Bancorp, Inc.	273,008	11,884,038
eHealth, Inc. (1)	5,323	204,510
EMC Insurance Group, Inc.	2,666	84,912
Employers Holdings, Inc.	8,980	376,891
Encore Capital Group, Inc. (1)	7,502	176,297
Enstar Group Ltd. (1)	91,946	15,407,391
Entegra Financial Corp. (1)	1,732	35,939
Enterprise Bancorp, Inc.	2,575	82,812
Enterprise Financial Services Corp.	4,379	164,782
Equity Bancshares, Inc. (1)	2,732	96,303
Erie Indemnity Co.	210	27,995
Esquire Financial Holdings, Inc. (1)	995	21,591
ESSA Bancorp, Inc.	2,643	41,257
Essent Group Ltd. (1)	119,891	4,097,874
Evans Bancorp, Inc.	1,414	45,969
Everest Re Group Ltd.	76,369	16,630,113
Exantas Capital Corp.	8,618	86,352
EZCORP, Inc. (1)	14,307	110,593
F.N.B. Corp.	492,003	4,841,310
Farmers & Merchants Bancorp, Inc.	249	9,584
Farmers National Banc Corp.	7,637	97,295
FB Financial Corp.	2,391	83,733
FBL Financial Group, Inc.	2,846	186,840
FCB Financial Holdings, Inc. (1)	238,800	8,018,904
Federal Agricultural Mortgage Corp.	1,763	106,556
Federated Investors, Inc.	7,384	196,045
FedNat Holding Co.	1,481	29,502
Ferroglobe Representation & Warranty Insurance Trust (1)(4)	11,189	—
FGL Holdings (1)	42,585	283,616
Fidelity D&D Bancorp, Inc.	716	45,953
Fidelity Southern Corp.	6,282	163,458

Fifth Third Bancorp	684,082	16,096,449
Financial Institutions, Inc.	4,625	118,862
First American Financial Corp.	82,567	3,685,791
First Bancorp NC	8,576	280,092
First Bancorp PR	61,115	525,589
First Bancorp, Inc.	2,843	74,771
First Bancshares, Inc.	3,588	108,537
First Bank/Hamilton NJ	4,789	58,043
First Busey Corp.	12,706	311,805
First Business Financial Services, Inc.	2,342	45,692
First Choice Bancorp	2,558	57,811
First Citizens Bancshares, Inc.	272	102,558
First Commonwealth Financial Corp.	27,814	335,993
First Community Bancshares, Inc.	4,618	145,375
First Community Corp/SC	1,963	38,141
First Defiance Financial Corp.	5,976	146,472
First Financial Bancorp	27,305	647,675
First Financial Corp.	3,523	141,448
First Financial Northwest, Inc.	1,987	30,739
First Foundation, Inc. (1)	7,136	91,769
First Guaranty Bancshares, Inc.	1,327	30,800
First Hawaiian, Inc.	3,728	83,917
First Horizon National Corp.	11,180	147,129
First Internet Bancorp	2,723	55,658
First Interstate BancSystem, Inc.	9,557	349,404
First Merchants Corp.	14,262	488,759
First Mid-Illinois Bancshares, Inc.	3,812	121,679
First Midwest Bancorp, Inc.	29,292	580,275
First Northwest Bancorp	2,672	39,626
First of Long Island Corp.	7,016	139,959
First Republic Bank	5,702	495,504
First Savings Financial Group, Inc.	488	25,347
First United Corp.	2,004	31,904
Flagstar Bancorp, Inc. (1)	8,580	226,512
Flushing Financial Corp.	8,087	174,113
FNF Group	9,218	289,814
Focus Financial Partners, Inc. (1)	2,228	58,663
Franklin Financial Network, Inc. (1)	3,617	95,380
Franklin Resources, Inc.	10,495	311,282
FS Bancorp, Inc.	580	24,870
Fulton Financial Corp.	49,579	767,483
FVCBankcorp, Inc. (1)	480	8,453
GAIN Capital Holdings, Inc.	8,016	49,379
GAMCO Investors, Inc.	1,452	24,524
Genworth Financial, Inc. (1)	144,053	671,287
German American Bancorp, Inc.	4,779	132,713
Glacier Bancorp, Inc.	360,053	14,265,300
Global Indemnity Ltd.	1,947	70,540
Goosehead Insurance, Inc. (1)	2,777	73,007
Granite Point Mortgage Trust, Inc.	9,910	178,677
Great Ajax Corp.	4,673	56,310
Great Southern Bancorp, Inc.	3,287	151,301
Great Western Bancorp, Inc.	16,715	522,344
Green Bancorp, Inc.	6,289	107,793
Greene County Bancorp, Inc.	160	4,979

Greenhill & Co, Inc.	473	11,541
Greenlight Capital Re Ltd. (1)	8,256	71,167
Guaranty Bancorp	1,263	26,207
Guaranty Bancshares, Inc.	2,229	66,469
Hallmark Financial Services, Inc. (1)	4,206	44,962
Hancock Whitney Corp.	24,335	843,208
Hanmi Financial Corp.	7,825	154,153
Hanover Insurance Group, Inc.	91,913	10,732,681
HarborOne Bancorp, Inc. (1)	2,044	32,479
Harford Financial Services Group, Inc.	70,843	3,148,971
HCI Group, Inc.	2,070	105,177
Heartland Financial USA, Inc.	8,497	373,443
Heritage Commerce Corp.	1,066	12,088
Heritage Financial Corp.	233,723	6,946,248
Heritage Insurance Holdings, Inc.	5,166	76,044
Hilltop Holdings, Inc.	683,199	12,181,438
Hingham Institution for Savings	227	44,887
Home Bancorp, Inc.	2,208	78,163
Home Bancshares, Inc.	35,631	582,211
HomeStreet, Inc. (1)	6,943	147,400
HomeTrust Bancshares, Inc.	3,591	94,012
Hope Bancorp, Inc.	35,604	422,263
Horace Mann Educators Corp.	226,315	8,475,497
Horizon Bancorp	919,476	14,509,331
Howard Bancorp, Inc. (1)	2,995	42,829
Huntington Bancshares, Inc.	1,215,339	14,486,841
IBERIABANK Corp.	242,268	15,572,987
Impac Mortgage Holdings, Inc. (1)	2,960	11,189
Independence Holding Co.	1,402	49,350
Independent Bank Corp.	222,046	15,612,054
Independent Bank Corp. MI	4,742	99,677
Independent Bank Group, Inc.	4,612	211,091
Interactive Brokers Group, Inc.	249	13,608
International Bancshares Corp.	15,862	545,653
INTL FCStone, Inc. (1)	4,403	161,062
Invesco Ltd.	14,168	237,172
Invesco Mortgage Capital, Inc.	32,668	473,033
Investar Holding Corp.	1,673	41,490
Investment Technology Group, Inc.	8,170	247,061
Investors Bancorp, Inc.	69,746	725,358
Investors Title Co.	338	59,718
James River Group Holdings Ltd.	3,743	136,769
Jefferies Financial Group, Inc.	10,080	174,989
Kearny Financial Corp.	17,937	229,952
Kemper Corp.	6,032	400,404
KeyCorp	794,641	11,744,794
Kingstone Cos, Inc.	1,887	33,381
KKR Real Estate Finance Trust, Inc.	6,134	117,466
Ladder Capital Corp.	26,304	406,923
Ladenburg Thalmann Financial Services, Inc.	1,842	4,292
Lakeland Bancorp, Inc.	13,576	201,061
Lakeland Financial Corp.	2,033	81,645
Lazard Ltd.	71,818	2,650,802
LCNB Corp.	2,559	38,769
LegacyTexas Financial Group, Inc.	130,168	4,177,091

Legg Mason, Inc.	107,465	2,741,432
LendingClub Corp. (1)	92,310	242,775
Level One Bancorp, Inc.	1,532	34,363
Lincoln National Corp.	88,743	4,553,403
Live Oak Bancshares, Inc.	3,424	50,709
Loews Corp.	202,688	9,226,358
Luther Burbank Corp.	5,917	53,371
M&T Bank Corp.	4,886	699,333
Macatawa Bank Corp.	6,596	63,454
Maiden Holdings Ltd.	15,685	25,880
Malvern Bancorp, Inc. (1)	1,828	36,066
Markel Corp. (1)	433	449,476
Marlin Business Services Corp.	1,617	36,108
Marsh & McLennan Companies, Inc.	80,084	6,386,699
MB Financial, Inc.	21,858	866,233
MBIA, Inc. (1)	23,048	205,588
MBT Financial Corp.	5,006	46,556
Mercantile Bank Corp.	4,797	135,563
Merchants Bancorp	3,117	62,215
Mercury General Corp.	975	50,417
Meridian Bancorp, Inc.	12,049	172,542
Metropolitan Bank Holding Corp. (1)	1,915	59,078
MFA Financial, Inc.	15,510	103,607
MGIC Investment Corp. (1)	593,578	6,208,826
Mid Penn Bancorp, Inc.	1,243	28,614
Middlefield Banc Corp.	824	34,962
Midland States Bancorp, Inc.	3,054	68,226
MidSouth Bancorp, Inc.	4,298	45,559
MidWestOne Financial Group, Inc.	3,286	81,591
Moody’s Corp.	37,435	5,242,397
Mr Cooper Group, Inc. (1)	1,050,212	12,255,974
MutualFirst Financial, Inc.	1,657	44,026
MVB Financial Corp.	2,290	41,312
Nasdaq OMX Group, Inc.	156,655	12,778,348
National Bank Holdings Corp.	5,606	173,057
National Bankshares, Inc.	1,913	69,691
National Commerce Corp. (1)	2,897	104,292
National General Holdings Corp.	80,527	1,949,559
National Western Life Group, Inc. - Class A	665	199,966
Navient Corp.	511,375	4,505,214
Navigators Group, Inc.	127,769	8,878,668
NBT Bancorp, Inc.	12,185	421,479
Nelnet, Inc.	5,370	281,066
New Residential Investment Corp.	1,312,051	18,644,245
New York Community Bancorp, Inc.	16,605	156,253
New York Mortgage Trust, Inc.	169,075	995,852
NI Holdings, Inc. (1)	3,171	49,880
Nicolet Bankshares, Inc. (1)	2,348	114,582
NMI Holdings, Inc. (1)	3,064	54,692
Northeast Bancorp	1,941	32,473
Northern Trust Corp.	5,112	427,312
Northfield Bancorp, Inc.	11,935	161,719
Northrim BanCorp, Inc.	1,997	65,641
Northwest Bancshares, Inc.	26,848	454,805
Norwood Financial Corp.	1,572	51,876

Oak Valley Bancorp	1,737	31,787
OceanFirst Financial Corp.	13,643	307,104
Oconee Federal Financial Corp.	445	11,081
Ocwen Financial Corp. (1)	34,546	46,292
OFG Bancorp	12,622	207,758
Ohio Valley Banc Corp.	1,130	39,991
Old Line Bancshares, Inc.	4,254	111,965
Old National Bancorp	43,209	665,419
Old Republic International Corp.	142,918	2,939,823
Old Second Bancorp, Inc.	8,569	111,397
On Deck Capital, Inc. (1)	2,025	11,948
OneMain Holdings, Inc. (1)	2,428	58,976
OP Bancorp (1)	3,317	29,422
Oppenheimer Holdings, Inc.	2,715	69,368
Opus Bank	5,542	108,568
Orchid Island Capital, Inc.	15,065	96,265
Origin Bancorp, Inc.	3,361	114,543
Oritani Financial Corp.	11,656	171,926
Orrstown Financial Services, Inc.	2,001	36,438
Pacific City Financial Corp.	2,827	44,243
Pacific Mercantile Bancorp (1)	4,189	29,951
Pacific Premier Bancorp, Inc. (1)	8,721	222,560
PacWest Bancorp	297,120	9,888,154
Park National Corp.	3,933	334,108
Parke Bancorp, Inc.	1,883	35,240
PCSB Financial Corp.	4,394	85,947
PDL Community Bancorp (1)	2,458	31,315
Peapack Gladstone Financial Corp.	5,304	133,555
PennantPark Investment Corp.	163,500	1,041,495
Penns Woods Bancorp, Inc.	1,228	49,415
PennyMac Mortgage Investment Trust	17,084	318,104
Peoples Bancorp of North Carolina, Inc.	1,204	29,450
Peoples Bancorp, Inc.	5,128	154,353
Peoples Financial Services Corp.	2,005	88,340
People’s United Financial, Inc.	12,793	184,603
Pinnacle Financial Partners, Inc.	1,502	69,242
Piper Jaffray Cos.	3,930	258,751
PJT Partners, Inc.	422	16,357
Popular, Inc.	43,936	2,074,658
PRA Group, Inc. (1)	12,827	312,594
Premier Financial Bancorp, Inc.	3,438	51,261
Principal Financial Group, Inc.	82,549	3,646,189
ProAssurance Corp.	15,179	615,660
Prospect Capital Corp.	136,400	860,684
Prosperity Bancshares, Inc.	2,301	143,352
Protective Insurance Corp.	3,044	50,683
Provident Bancorp, Inc. (1)	1,087	23,566
Provident Financial Services, Inc.	17,926	432,554
Prudential Bancorp, Inc.	2,609	45,918
QCR Holdings, Inc.	3,909	125,440
Radian Group, Inc.	307,592	5,032,205
Raymond James Financial, Inc.	106,928	7,956,512
RBB Bancorp	4,136	72,670
Ready Capital Corp.	5,026	69,510
Redwood Trust, Inc.	23,200	349,624

Regional Management Corp. (1)	1,445	34,752
Regions Financial Corp.	1,117,975	14,958,506
Reinsurance Group of America, Inc.	286,765	40,213,056
Reliant Bancorp, Inc.	2,551	58,775
RenaissanceRe Holdings Ltd.	1,260	168,462
Renasant Corp.	13,896	419,381
Republic Bancorp, Inc.	2,808	108,726
Republic First Bancorp, Inc. (1)	9,781	58,393
Riverview Bancorp, Inc.	6,079	44,255
RLI Corp.	1,838	126,804
S & T Bancorp, Inc.	9,842	372,421
Safety Insurance Group, Inc.	4,222	345,402
Sandy Spring Bancorp, Inc.	10,065	315,437
Santander Consumer USA Holdings, Inc.	142,496	2,506,505
SB One Bancorp	1,936	39,572
Seacoast Banking Corp. of Florida (1)	10,542	274,303
SEI Investments Co.	101,475	4,688,145
Select Bancorp, Inc. (1)	4,331	53,618
Selective Insurance Group, Inc.	232,407	14,162,883
Shore Bancshares, Inc.	3,914	56,910
SI Financial Group, Inc.	3,119	39,705
Sierra Bancorp	3,959	95,135
Signature Bank	694	71,350
Simmons First National Corp.	25,880	624,484
SLM Corp. (1)	534,652	4,442,958
SmartFinancial, Inc. (1)	3,074	56,162
South State Corp.	95,136	5,703,403
Southern First Bancshares, Inc. (1)	1,720	55,160
Southern Missouri Bancorp, Inc.	1,905	64,580
Southern National Bancorp of Virginia, Inc.	5,824	76,993
Southside Bancshares, Inc.	9,611	305,157
Spirit of Texas Bancshares, Inc. (1)	2,505	57,064
Starwood Property Trust, Inc.	89,675	1,767,494
State Auto Financial Corp.	4,826	164,277
State Bank Financial Corp.	7,000	151,130
State Street Corp.	63,116	3,980,726
Sterling Bancorp	573,680	9,471,457
Sterling Bancorp Inc.	2,358	16,388
Stewart Information Services Corp.	6,349	262,849
Stifel Financial Corp.	19,897	824,134
Stock Yards Bancorp, Inc.	4,829	158,391
Summit Financial Group, Inc.	3,208	61,946
SunTrust Banks, Inc.	374,394	18,884,433
SVB Financial Group (1)	420	79,766
Synchrony Financial	436,709	10,245,193
Synovus Financial Corp.	3,937	125,945
T. Rowe Price Group, Inc.	581	53,638
TCF Financial Corp.	174,870	3,408,216
TD Ameritrade Holding Corp.	349,118	17,092,817
Territorial Bancorp, Inc.	2,179	56,610
Texas Capital Bancshares, Inc. (1)	292,592	14,948,525
TFS Financial Corp.	1,688	27,227
The Bancorp, Inc. (1)	14,669	116,765
Third Point Reinsurance Ltd. (1)	21,820	210,345
Timberland Bancorp, Inc.	1,807	40,296

Tiptree, Inc.	8,024	44,854
Tompkins Financial Corp.	4,024	301,840
Torchmark Corp.	64,560	4,811,657
Towne Bank	19,061	456,511
TPG RE Finance Trust, Inc.	10,179	186,072
Travelers Companies, Inc.	77,673	9,301,342
TriCo Bancshares	6,963	235,280
TriState Capital Holdings, Inc. (1)	5,268	102,515
TrustCo Bank Corp.	26,428	181,296
Trustmark Corp.	19,002	540,227
Two Harbors Investment Corp.	8,636	110,886
UMB Financial Corp.	12,992	792,122
Umpqua Holdings Corp.	7,643	121,524
Union Bankshares Corp.	18,866	532,587
Union Bankshares, Inc.	117	5,587
United Bankshares, Inc.	28,623	890,462
United Community Banks, Inc.	18,870	404,950
United Community Financial Corp.	13,491	119,395
United Financial Bancorp, Inc.	14,626	215,002
United Fire Group, Inc.	241,301	13,380,140
United Insurance Holdings Corp.	1,626	27,024
United Security Bancshares	3,715	35,590
Unity Bancorp, Inc.	2,062	42,807
Universal Insurance Holdings, Inc.	63,100	2,392,752
Univest Corp. of Pennsylvania	8,580	185,071
Unum Group	104,788	3,078,671
Valley National Bancorp	92,389	820,414
Value Line, Inc.	83	2,159
Veritex Holdings, Inc. (1)	4,619	98,754
Virtus Investment Partners, Inc.	1,720	136,620
Voya Financial, Inc.	75,195	3,018,327
W.R. Berkley Corp.	154,086	11,388,496
Waddell & Reed Financial, Inc.	22,303	403,238
Walker & Dunlop, Inc.	6,951	300,631
Washington Federal, Inc.	23,873	637,648
Washington Trust Bancorp, Inc.	3,090	146,868
Waterstone Financial, Inc.	6,814	114,203
Webster Financial Corp.	3,207	158,073
WesBanco, Inc.	15,117	554,643
West Bancorporation, Inc.	3,802	72,580
Westamerica Bancorporation	7,367	410,195
Western Alliance Bancorp (1)	1,371	54,141
Western Asset Mortgage Capital Corp.	13,700	114,258
Western New England Bancorp, Inc.	7,273	73,021
White Mountains Insurance Group Ltd.	107	91,773
Willis Towers Watson Plc	4,523	686,863
Wintrust Financial Corp.	1,926	128,060
World Acceptance Corp. (1)	1,769	180,898
WSFS Financial Corp.	6,512	246,870
Zions Bancorp	102,411	4,172,224

		958,781,404

Healthcare - 4.70%
AAC Holdings, Inc. (1)	1,613	2,258
Abeona Therapeutics, Inc. (1)	786	5,612
Acadia Healthcare Co., Inc. (1)	2,965	76,230

Acceleron Pharma, Inc. (1)	1,851	80,611
Achaogen, Inc. (1)	959	1,180
Achillion Pharmaceuticals, Inc. (1)	37,740	60,007
Aclaris Therapeutics, Inc. (1)	1,189	8,787
Acorda Therapeutics, Inc. (1)	10,770	167,797
Adamas Pharmaceuticals, Inc. (1)	3,130	26,730
Adverum Biotechnologies, Inc. (1)	13,873	43,700
AgeX Therapeutics, Inc. (1)	1,833	5,481
Agilent Technologies, Inc.	11,106	749,211
Agios Pharmaceuticals, Inc. (1)	130	5,994
Akebia Therapeutics, Inc. (1)	1,801	9,960
Akorn, Inc. (1)	39,730	134,685
Albireo Pharma, Inc. (1)	2,005	49,183
Alder Biopharmaceuticals, Inc. (1)	2,908	29,807
Allakos, Inc. (1)	394	20,594
Allogene Therapeutics, Inc. (1)	1,013	27,280
Allscripts Healthcare Solutions, Inc. (1)	755,786	7,285,777
Alnylam Pharmaceuticals, Inc. (1)	360	26,248
AMAG Pharmaceuticals, Inc. (1)	9,931	150,852
American Renal Associates Holdings, Inc. (1)	522	6,013
AMN Healthcare Services, Inc. (1)	164,520	9,321,703
Amphastar Pharmaceuticals, Inc. (1)	6,410	127,559
AngioDynamics, Inc. (1)	10,400	209,352
Anika Therapeutics, Inc. (1)	4,000	134,440
Aptinyx, Inc. (1)	624	10,321
Aquestive Therapeutics, Inc. (1)	385	2,425
Aratana Therapeutics, Inc. (1)	6,848	41,978
Arbutus Biopharma Corp. (1)	7,233	27,702
Arcus Biosciences, Inc. (1)	2,765	29,779
Ardelyx, Inc. (1)	12,248	21,924
Arena Pharmaceuticals, Inc. (1)	2,872	111,864
ArQule, Inc. (1)	3,301	9,144
Arvinas, Inc. (1)	392	5,037
Assertio Therapeutics, Inc. (1)	2,090	7,545
Audentes Therapeutics, Inc. (1)	893	19,039
Avanos Medical, Inc. (1)	13,448	602,336
AVEO Pharmaceuticals, Inc. (1)	12,968	20,749
Avrobio, Inc. (1)	294	4,895
Axonics Modulation Technologies, Inc. (1)	515	7,782
Bellicum Pharmaceuticals, Inc. (1)	3,254	9,502
BioCryst Pharmaceuticals, Inc. (1)	5,054	40,786
Bio-Rad Laboratories, Inc. (1)	736	170,914
BioScrip, Inc. (1)	32,532	116,139
BioTime, Inc. (1)	18,332	16,737
Bluebird Bio, Inc. (1)	597	59,222
Boston Scientific Corp. (1)	144,536	5,107,902
Brookdale Senior Living, Inc. (1)	53,202	356,453
Bruker Corp.	2,082	61,981
Calithera Biosciences, Inc. (1)	9,260	37,133
Cambrex Corp. (1)	5,437	205,301
Cara Therapeutics, Inc. (1)	1,231	16,003
Cardinal Health, Inc.	38,491	1,716,699
CareDx, Inc. (1)	653	16,416
CASI Pharmaceuticals, Inc. (1)	1,689	6,790
Castlight Health, Inc. (1)	1,900	4,123

Catalent, Inc. (1)	3,851	120,074
Catalyst Biosciences, Inc. (1)	3,647	28,775
Cellular Biomedicine Group, Inc. (1)	1,009	17,819
Centene Corp. (1)	156,708	18,068,432
Cerner Corp. (1)	6,105	320,146
Cerus Corp. (1)	4,138	20,980
Charles River Laboratories International, Inc. (1)	468	52,968
Chimerix, Inc. (1)	12,021	30,894
Civitas Solutions, Inc. (1)	1,283	22,465
Community Health Systems, Inc. (1)	24,263	68,422
Computer Programs & Systems, Inc.	1,566	39,307
Concert Pharmaceuticals, Inc. (1)	5,897	74,007
CONMED Corp.	4,556	292,495
Corvus Pharmaceuticals, Inc. (1)	394	1,446
Crinetics Pharmaceuticals, Inc. (1)	330	9,897
Cross Country Healthcare, Inc. (1)	10,367	75,990
CryoLife, Inc. (1)	3,301	93,682
Cymabay Therapeutics, Inc. (1)	4,045	31,834
Cytokinetics, Inc. (1)	1,146	7,243
DaVita, Inc. (1)	78,689	4,049,336
Dentsply Sirona, Inc.	7,634	284,061
Dynavax Technologies Corp. (1)	1,810	16,561
Eidos Therapeutics, Inc. (1)	497	6,839
Elanco Animal Health, Inc. (1)	1,325	41,777
Endo International Plc (1)	59,869	437,044
Epizyme, Inc. (1)	4,607	28,379
Evolent Health, Inc. (1)	15,096	301,165
Five Prime Therapeutics, Inc. (1)	9,837	91,484
FONAR Corp. (1)	1,558	31,534
Forty Seven, Inc. (1)	459	7,215
Gritstone Oncology, Inc. (1)	326	5,037
Guardant Health, Inc. (1)	685	25,749
Harvard Bioscience, Inc. (1)	9,382	29,835
HCA Healthcare, Inc.	48,800	6,073,160
Henry Schein, Inc. (1)	4,523	355,146
Hill-Rom Holdings, Inc.	804	71,194
HMS Holdings Corp. (1)	3,046	85,684
Hologic, Inc. (1)	106,631	4,382,534
Humana, Inc.	7,907	2,265,197
ICON Plc (1)	67,105	8,670,637
ICU Medical, Inc. (1)	28,507	6,546,062
Immune Design Corp. (1)	8,395	10,913
Immunomedics, Inc. (1)	4,025	57,437
Integer Holdings Corp. (1)	120,920	9,221,359
Integra LifeSciences Holdings Corp. (1)	570	25,707
Intra-Cellular Therapies, Inc. (1)	6,628	75,493
Invacare Corp.	9,263	39,831
IQVIA Holdings, Inc. (1)	204,560	23,763,735
Jazz Pharmaceuticals Plc (1)	65,857	8,163,634
Karyopharm Therapeutics, Inc. (1)	1,250	11,712
Kezar Life Sciences, Inc. (1)	308	7,269
Kiniksa Pharmaceuticals Ltd. (1)	269	7,556
Kodiak Sciences, Inc. (1)	755	5,360
Laboratory Corp. of America Holdings (1)	69,564	8,790,107
Lannet, Inc. (1)	66,007	327,395

Lantheus Holdings, Inc. (1)	775	12,129
Liquidia Technologies, Inc. (1)	321	6,953
LivaNova Plc (1)	2,912	266,361
LogicBio Therapeutics, Inc. (1)	645	6,708
Luminex Corp.	6,752	156,039
Magellan Health, Inc. (1)	41,858	2,381,302
Mallinckrodt Plc (1)	158,686	2,507,239
McKesson Corp.	93,420	10,320,107
Medicines Co. (1)	1,364	26,107
MEDNAX, Inc. (1)	3,028	99,924
Melinta Therapeutics, Inc. (1)	9,771	7,745
Menlo Therapeutics, Inc. (1)	2,698	11,116
Meridian Bioscience, Inc.	1,544	26,804
Minerva Neurosciences, Inc. (1)	1,354	9,126
Miragen Therapeutics, Inc. (1)	1,376	4,169
Molecular Templates, Inc. (1)	3,548	14,334
Molina Healthcare, Inc. (1)	332	38,585
Mylan (1)	17,896	490,350
Myriad Genetics, Inc. (1)	2,370	68,896
NanoString Technologies, Inc. (1)	587	8,705
NantHealth, Inc. (1)	3,740	2,035
NantKwest, Inc. (1)	9,703	11,255
National HealthCare Corp.	3,468	272,065
National Research Corp.	243	9,268
Natus Medical, Inc. (1)	248,620	8,460,539
Neos Therapeutics, Inc. (1)	538	888
Neuronetics, Inc. (1)	199	3,851
NewLink Genetics Corp. (1)	7,117	10,818
NextGen Healthcare, Inc. (1)	5,527	83,734
Novavax, Inc. (1)	68,660	126,334
Nymox Pharmaceutical Corp. (1)	4,590	6,013
OPKO Health, Inc. (1)	91,850	276,469
OraSure Technologies, Inc. (1)	716	8,363
Orthofix Medical, Inc. (1)	1,188	62,358
Osmotica Pharmaceuticals Plc (1)	685	5,309
Ovid Therapeutics, Inc. (1)	1,107	2,679
Owens & Minor, Inc.	17,121	108,376
Patterson Companies, Inc.	23,547	462,934
PDL BioPharma, Inc. (1)	42,012	121,835
PerkinElmer, Inc.	3,813	299,511
Perrigo Co. Plc	4,471	173,251
PetIQ, Inc. (1)	208	4,882
Phibro Animal Health Corp.	377	12,124
Portola Pharmaceuticals, Inc. (1)	1,251	24,420
Premier, Inc. (1)	1,209	45,156
Prestige Consumer Healthcare, Inc. (1)	14,957	461,872
Principia Biopharma, Inc. (1)	276	7,560
Proteostasis Therapeutics, Inc. (1)	1,980	6,415
Prothena Corporation Plc (1)	11,550	118,965
QIAGEN NV (1)	7,725	266,126
Quest Diagnostics, Inc.	4,733	394,117
R1 RCM, Inc. (1)	2,404	19,112
Ra Pharmaceuticals, Inc. (1)	3,962	72,108
Replimune Group, Inc. (1)	364	3,640
resTORbio, Inc. (1)	2,001	17,249

Rigel Pharmaceuticals, Inc. (1)	4,089	9,405
Rockwell Medical, Inc. (1)	854	1,930
RTI Surgical, Inc. (1)	13,214	48,892
Rubius Therapeutics, Inc. (1)	598	9,616
Scholar Rock Holding Corp. (1)	264	6,064
scPharmaceuticals, Inc. (1)	2,254	8,475
SeaSpine Holdings Corp. (1)	4,202	76,644
SI-BONE, Inc. (1)	258	5,390
Spectrum Pharmaceuticals, Inc. (1)	2,382	20,843
Spero Therapeutics, Inc. (1)	2,252	13,850
STERIS Plc	2,915	311,468
Surgery Partners, Inc. (1)	4,944	48,402
Sutro Biopharma, Inc. (1)	528	4,763
Syndax Pharmaceuticals, Inc. (1)	2,317	10,311
Syneos Health, Inc. (1)	16,367	644,041
Synlogic, Inc. (1)	4,444	31,152
Teleflex, Inc.	1,284	331,888
Tetraphase Pharmaceuticals, Inc. (1)	15,411	17,414
The Cooper Companies, Inc.	12,167	3,096,501
Tocagen, Inc. (1)	282	2,315
Translate Bio, Inc. (1)	597	4,478
Tricida, Inc. (1)	552	13,016
Triple-S Management Corp. (1)	6,264	108,931
Twist Bioscience Corp. (1)	269	6,211
United Therapeutics Corp. (1)	23,197	2,526,153
Universal Health Services, Inc.	67,984	7,924,215
Utah Medical Products, Inc.	158	13,127
Verrica Pharmaceuticals, Inc. (1)	375	3,056
Waters Corp. (1)	201	37,919
WellCare Health Plans, Inc. (1)	112	26,442
West Pharmaceutical Services, Inc.	1,962	192,335
Xeris Pharmaceuticals, Inc. (1)	316	5,372
XOMA Corp. (1)	875	11,069
Y-mAbs Therapeutics, Inc. (1)	332	6,753
Zafgen, Inc. (1)	644	3,188
Zimmer Holdings, Inc.	81,532	8,456,499
Zogenix, Inc. (1)	2,982	108,724

		183,892,868

Industrials - 15.01%
AAR Corp.	9,408	351,295
ABM Industries, Inc.	18,961	608,838
Acacia Research Corp. (1)	2,169	6,464
ACCO Brands Corp.	30,153	204,437
Actuant Corp.	8,901	186,832
Acuity Brands, Inc.	19,379	2,227,616
ADT, Inc.	3,816	22,934
Advanced Disposal Services, Inc. (1)	427,642	10,237,749
AECOM (1)	5,501	145,776
Aegion Corp. (1)	9,207	150,258
AGCO Corp.	2,266	126,148
Air Lease Corp.	161,499	4,878,885
Aircastle Ltd.	15,681	270,340
Alamo Group, Inc.	385	29,768
Alaska Air Group, Inc.	4,199	255,509
Allegion Plc	124,315	9,909,149

Allison Transmission Holdings, Inc.	435,390	19,117,975
Altra Industrial Motion Corp.	283,652	7,133,848
AMERCO	244	80,059
Ameresco, Inc. (1)	5,336	75,238
American Airlines Group, Inc.	106,524	3,420,486
AMETEK, Inc.	295,989	20,038,455
Apogee Enterprises, Inc.	1,234	36,835
ArcBest Corp.	6,421	219,983
Arconic, Inc.	15,087	254,367
Arcosa, Inc. (1)	1,670	46,242
Argan, Inc.	4,210	159,306
Armstrong Flooring, Inc. (1)	5,387	63,782
Armstrong World Industries, Inc.	196,455	11,435,646
Astec Industries, Inc.	3,272	98,782
Atlas Air Worldwide Holdings, Inc. (1)	50,548	2,132,620
AZZ, Inc.	5,072	204,706
Babcock & Wilcox Enterprises, Inc. (1)	8,525	3,328
Barnes Group, Inc.	11,910	638,614
Beacon Roofing Supply, Inc. (1)	5,110	162,089
Blue Bird Corp. (1)	2,104	38,272
BMC Stock Holdings, Inc. (1)	385,208	5,963,020
Brady Corp.	13,607	591,360
Briggs & Stratton Corp.	12,003	156,999
BrightView Holdings, Inc. (1)	3,129	31,947
Caesarstone Ltd.	6,483	88,039
CAI International, Inc. (1)	2,650	61,559
Carlisle Companies, Inc.	2,038	204,860
Casella Waste Systems, Inc. (1)	9,280	264,387
CBIZ, Inc. (1)	14,810	291,757
CECO Environmental Corp. (1)	8,681	58,597
Charah Solutions, Inc. (1)	1,003	8,375
Chart Industries, Inc. (1)	4,955	322,224
CIRCOR International, Inc. (1)	4,711	100,344
Clean Harbors, Inc. (1)	1,787	88,188
Colfax Corp. (1)	2,876	60,108
Columbus Mckinnon Corp.	2,478	74,687
CompX International, Inc.	351	4,777
Copa Holdings SA	1,064	83,747
Costamare, Inc.	13,942	61,205
Covenant Transportation Group, Inc. - Class A (1)	3,498	67,162
CRA International, Inc.	1,602	68,165
Crane Co.	7,031	507,498
Cubic Corp.	1,954	105,008
Cummins, Inc.	126,370	16,888,087
Curtiss-Wright Corp.	74,408	7,598,545
Daseke, Inc. (1)	11,252	41,407
Delta Air Lines, Inc.	148,396	7,404,960
Deluxe Corp.	50,290	1,933,148
Donaldson Co., Inc.	321	13,928
Dover Corp.	178,906	12,693,381
Ducommun, Inc. (1)	3,051	110,812
Dun & Bradstreet Corp.	59,576	8,503,878
DXP Enterprises, Inc. (1)	1,076	29,956
Eagle Bulk Shipping, Inc. (1)	13,643	62,894
Eastern Co.	1,563	37,793

Eaton Corp. Plc	142,609	9,791,534
Echo Global Logistics, Inc. (1)	427	8,681
EMCOR Group, Inc.	65,961	3,937,212
Encore Wire Corp.	5,881	295,109
EnerSys, Inc.	104,765	8,130,812
Engility Holdings, Inc. (1)	5,240	149,130
Ennis, Inc.	7,389	142,238
Enphase Energy, Inc. (1)	24,659	116,637
EnPro Industries, Inc.	5,318	319,612
Equifax, Inc.	3,040	283,115
ESCO Technologies, Inc.	170,532	11,246,585
Essendant, Inc.	10,813	136,028
Esterline Technologies Corp. (1)	68,636	8,335,842
Federal Signal Corp.	972	19,343
Flowserve Corp.	4,568	173,675
Fluor Corp.	4,914	158,231
Fortive Corp.	827	55,955
Fortune Brands Home & Security, Inc.	2,854	108,423
Forward Air Corp.	108,680	5,961,098
Foundation Building Materials, Inc. (1)	2,954	24,548
Franklin Electric Company, Inc.	736	31,560
FreightCar America, Inc. (1)	3,312	22,157
FTI Consulting, Inc. (1)	10,878	724,910
FuelCell Energy, Inc. (1)	20,864	11,486
Gardner Denver Holdings, Inc. (1)	2,918	59,673
Gates Industrial Corp. Plc (1)	1,625	21,515
GATX Corp.	10,771	762,694
Genco Shipping & Trading Ltd. (1)	2,748	21,682
Gencor Industries, Inc. (1)	1,980	21,721
General Finance Corp. (1)	1,743	17,622
Genesee & Wyoming, Inc. (1)	1,592	117,840
Gibraltar Industries, Inc. (1)	203,774	7,252,317
Global Brass and Copper Holdings, Inc.	59,597	1,498,865
GMS, Inc. (1)	503	7,475
Gorman Rupp Co.	4,000	129,640
GP Strategies Corp. (1)	3,512	44,286
GrafTech International Ltd.	2,020	23,109
Graham Corp.	2,566	58,607
Granite Construction, Inc.	2,703	108,877
Great Lakes Dredge & Dock Corp. (1)	16,145	106,880
Greenbrier Companies, Inc.	50,109	1,981,310
Griffon Corp.	9,542	99,714
H&E Equipment Services, Inc.	1,971	40,248
Harris Corp.	95,441	12,851,131
Hawaiian Holdings, Inc.	14,115	372,777
HD Supply Holdings, Inc. (1)	220,581	8,276,199
Heritage Crystal Clean, Inc. (1)	3,972	91,396
Herman Miller, Inc.	71,133	2,151,773
Hertz Global Holdings, Inc. (1)	15,852	216,380
Hexcel Corp.	2,358	135,208
Hub Group, Inc. (1)	3,422	126,854
Hubbell, Inc.	63,309	6,289,116
Huntington Ingalls Industries, Inc.	61,084	11,624,896
Hurco Companies, Inc.	1,769	63,153
Huron Consulting Group, Inc. (1)	6,361	326,383

Hyster-Yale Materials Handling, Inc.	2,955	183,092
ICF International, Inc.	4,581	296,757
IDEX Corp.	175	22,095
IES Holdings, Inc. (1)	2,353	36,589
IHS Markit Ltd. (1)	13,334	639,632
Infrastructure and Energy Alternatives, Inc. (1)	5,008	41,016
Ingersoll-Rand Plc	3,920	357,622
InnerWorkings, Inc. (1)	11,125	41,607
Insteel Industries, Inc.	535	12,990
Interface, Inc.	1,643	23,413
ITT, Inc.	130,415	6,295,132
Jacobs Engineering Group, Inc.	4,456	260,498
JetBlue Airways Corp. (1)	255,148	4,097,677
Kansas City Southern	3,572	340,947
KAR Auction Services, Inc.	447,035	21,332,510
KBR, Inc.	40,289	611,587
Kelly Services, Inc.	8,991	184,136
Kennametal, Inc.	9,009	299,820
KeyW Holding Corp. (1)	13,626	91,158
Kimball International, Inc.	1,347	19,114
Kirby Corp. (1)	2,051	138,155
Knight-Swift Transportation Holdings, Inc.	227,218	5,696,355
Knoll, Inc.	339,699	5,598,240
Kratos Defense & Security Solutions, Inc. (1)	15,850	223,326
L.B. Foster Co. (1)	2,862	45,506
L3 Technologies, Inc.	2,729	473,918
Lawson Products, Inc. (1)	1,507	47,621
Lennox International, Inc.	74	16,196
LSC Communications, Inc.	9,140	63,980
Lydall, Inc. (1)	4,220	85,708
Macquarie Infrastructure Corp.	2,794	102,149
Manitex International, Inc. (1)	826	4,692
ManpowerGroup, Inc.	131,462	8,518,738
Marten Transport Ltd.	5,946	96,266
Masco Corp.	275,501	8,055,649
Masonite International Corp. (1)	351,661	15,764,963
Matson, Inc.	6,591	211,044
Matthews International Corp.	8,981	364,808
Maxar Technologies Ltd.	16,395	196,084
Mercury Systems, Inc. (1)	6,587	311,499
Mesa Air Group, Inc. (1)	2,130	16,422
Milacron Holdings Corp. (1)	17,592	209,169
Miller Industries, Inc.	2,983	80,541
Mistras Group, Inc. (1)	1,244	17,889
Mobile Mini, Inc.	1,487	47,212
Moog, Inc.	8,378	649,127
MRC Global, Inc. (1)	11,228	137,318
MSC Industrial Direct Co., Inc.	857	65,920
Mueller Water Products, Inc.	737,017	6,706,855
Multi-Color Corp.	3,970	139,307
National Presto Industries, Inc.	1,306	152,698
Navigant Consulting, Inc.	12,167	292,616
Navistar International Corp. (1)	13,301	345,161
Nexeo Solutions, Inc. (1)	9,079	77,989
Nielsen Holdings Plc	12,435	290,109

NL Industries, Inc. (1)	2,045	7,178
NN, Inc.	12,110	81,258
Nordson Corp.	142	16,948
Northwest Pipe Co. (1)	2,802	65,259
NOW, Inc. (1)	30,918	359,886
nVent Electric Plc	194,508	4,368,650
Orion Group Holdings, Inc. (1)	4,025	17,267
Oshkosh Corp.	166,971	10,236,992
Owens Corning	196,506	8,642,334
P.A.M. Transportation Services, Inc. (1)	227	8,946
PACCAR, Inc.	127,276	7,272,551
Parker-Hannifin Corp.	100,204	14,944,425
Park-Ohio Holdings Corp.	2,543	78,045
Pentair Plc	5,460	206,279
PICO Holdings, Inc. (1)	4,448	40,655
Pitney Bowes, Inc.	144,946	856,631
Powell Industries, Inc.	2,441	61,049
Preformed Line Products Co.	911	49,422
Primoris Services Corp.	3,923	75,047
Quad/Graphics, Inc.	9,076	111,816
Quanex Building Products Corp.	10,049	136,566
Quanta Services, Inc. (1)	3,692	111,129
Radiant Logistics, Inc. (1)	10,853	46,125
Regal-Beloit Corp.	57,092	3,999,295
Republic Services, Inc.	7,102	511,983
Resources Connection, Inc.	6,000	85,200
REV Group, Inc.	6,938	52,104
Rexnord Corp. (1)	26,553	609,391
Robert Half International, Inc.	237,177	13,566,524
Roper Technologies, Inc.	2,875	766,245
RR Donnelley & Sons Co.	20,520	81,259
Rush Enterprises, Inc. - Class A	4,786	165,021
Rush Enterprises, Inc. - Class B	624	22,214
Ryder System, Inc.	40,923	1,970,442
Safe Bulkers, Inc. (1)	14,417	25,662
Schneider National, Inc.	1,361	25,410
Scorpio Bulkers, Inc.	16,953	93,750
Sensata Technologies Holding Plc (1)	2,540	113,894
SkyWest, Inc.	14,551	647,083
Snap-on, Inc.	1,957	284,333
Southwest Airlines Co.	238,783	11,098,634
SP Plus Corp. (1)	4,698	138,779
Sparton Corp. (1)	1,312	23,865
Spirit AeroSystems Holdings, Inc.	120,037	8,653,467
Spirit Airlines, Inc. (1)	19,650	1,138,128
SPX Corp. (1)	2,303	64,507
SPX FLOW, Inc. (1)	12,042	366,318
Standex International Corp.	75,735	5,087,877
Stanley Black & Decker, Inc.	5,274	631,509
Steelcase, Inc.	202,888	3,008,829
Stericycle, Inc. (1)	2,898	106,328
Sterling Construction Company, Inc. (1)	6,101	66,440
Sunrun, Inc. (1)	27,841	303,188
Systemax, Inc.	812	19,399
Team, Inc. (1)	7,830	114,709

Teledyne Technologies, Inc. (1)	1,233	255,317
Terex Corp.	2,289	63,108
Tetra Tech, Inc.	980	50,735
Textainer Group Holdings Ltd. (1)	7,979	79,471
Textron, Inc.	135,150	6,215,548
The Brink’s Co.	473,768	30,629,101
The Manitowoc Co., Inc. (1)	10,204	150,713
The Middleby Corp. (1)	773	79,410
The Timken Co.	489,905	18,283,255
Thermon Group Holdings, Inc. (1)	6,451	130,826
Titan International, Inc.	14,544	67,775
Titan Machinery, Inc. (1)	5,371	70,629
TriMas Corp. (1)	991,739	27,064,557
Trinity Industries, Inc.	5,010	103,156
Triton International Ltd.	14,823	460,551
Triumph Group, Inc.	13,629	156,733
TrueBlue, Inc. (1)	11,011	244,995
Tutor Perini Corp. (1)	10,845	173,195
Twin Disc, Inc. (1)	2,488	36,698
U.S. Xpress Enterprises, Inc. (1)	2,470	13,857
UniFirst Corp.	3,801	543,809
United Continental Holdings, Inc. (1)	107,340	8,987,578
United Rentals, Inc. (1)	25,100	2,573,503
Univar, Inc. (1)	3,458	61,345
Universal Forest Products, Inc.	1,831	47,533
Upwork, Inc. (1)	659	11,934
US Ecology, Inc.	183,510	11,557,460
USA Truck, Inc. (1)	277	4,147
USG Corp.	2,858	121,922
Valmont Industries, Inc.	743	82,436
Vectrus, Inc. (1)	3,076	66,380
Veritiv Corp. (1)	3,350	83,649
Viad Corp.	2,371	118,763
Vicor Corp. (1)	388	14,663
Vivint Solar, Inc. (1)	6,137	23,382
VSE Corp.	2,301	68,823
Wabash National Corp.	78,610	1,028,219
WABCO Holdings, Inc. (1)	76,335	8,193,799
Wabtec Corp.	1,905	133,826
Watsco, Inc.	217	30,193
Watts Water Technologies, Inc.	3,438	221,854
Werner Enterprises, Inc.	7,452	220,132
Wesco Aircraft Holdings, Inc. (1)	11,362	89,760
WESCO International, Inc. (1)	67,542	3,242,016
Willis Lease Finance Corp. (1)	888	30,725
Willscot Corp. (1)	925,239	8,715,751
Xylem, Inc.	2,731	182,212
YRC Worldwide, Inc. (1)	7,184	22,630

		587,513,636

Information Technology - 12.41%
3D Systems Corp. (1)	29,770	302,761
Acacia Communications, Inc. (1)	6,743	256,234
ACI Worldwide, Inc. (1)	351,346	9,721,744
ADTRAN, Inc.	13,766	147,847
Advanced Energy Industries, Inc. (1)	28,100	1,206,333

Agilysys, Inc. (1)	2,171	31,132
Akamai Technologies, Inc. (1)	389	23,760
Alliance Data Systems Corp.	96,014	14,409,781
Alpha & Omega Semiconductor Ltd. (1)	5,808	59,184
Ambarella, Inc. (1)	5,290	185,044
Amdocs Ltd.	170,947	10,014,075
American Software, Inc.	3,176	33,189
Amkor Technology, Inc. (1)	234,971	1,541,410
Analog Devices, Inc.	102,771	8,820,835
Anaplan, Inc. (1)	892	23,674
Anixter International, Inc. (1)	8,443	458,539
Applied Materials, Inc.	80,700	2,642,118
Applied Optoelectronics, Inc. (1)	1,154	17,806
Arlo Technologies, Inc. (1)	1,856	18,523
ARRIS International Plc (1)	5,648	172,659
Arrow Electronics, Inc. (1)	126,725	8,737,689
Aspen Technology, Inc. (1)	119	9,779
Autodesk, Inc. (1)	1,231	158,319
Avalara, Inc. (1)	448	13,955
Avaya Holdings Corp. (1)	29,835	434,398
Avid Technology, Inc. (1)	2,842	13,499
Avnet, Inc.	639,087	23,071,041
AVX Corp.	13,411	204,518
Axcelis Technologies, Inc. (1)	9,045	161,001
AXT, Inc. (1)	10,275	44,696
Bel Fuse, Inc.	2,626	48,371
Belden, Inc.	11,554	482,611
Benchmark Electronics, Inc.	12,666	268,266
Booz Allen Hamilton Holding Corp.	223	10,051
Brooks Automation, Inc.	405,290	10,610,492
CACI International, Inc. (1)	118,388	17,051,424
Calix, Inc. (1)	6,356	61,971
Cardtronics Plc (1)	2,196	57,096
Casa Systems, Inc. (1)	801	10,517
CDK Global, Inc.	157,622	7,546,941
CDW Corp.	47,700	3,866,085
CEVA, Inc. (1)	446	9,852
ChannelAdvisor Corp. (1)	216	2,452
Check Point Software Technologies Ltd. (1)	122,925	12,618,251
Ciena Corp. (1)	41,023	1,391,090
Cirrus Logic, Inc. (1)	70,856	2,351,002
Clearfield, Inc. (1)	964	9,563
Cognizant Technology Solutions - Class A	41,889	2,659,114
Coherent, Inc. (1)	12,940	1,367,887
Cohu, Inc.	7,210	115,865
CommScope Holding Co., Inc. (1)	6,596	108,108
Comtech Telecommunications Corp.	6,509	158,429
Conduent, Inc. (1)	6,518	69,286
Control4 Corp. (1)	4,198	73,885
ConvergeOne Holdings, Inc.	1,741	21,554
CoreLogic, Inc. (1)	1,044	34,890
Corning, Inc.	158,586	4,790,883
Cray, Inc. (1)	9,690	209,207
Cree, Inc. (1)	28,851	1,234,102
CSG Systems International, Inc.	1,646	52,293

CTS Corp.	9,396	243,262
Cypress Semiconductor Corp.	3,908	49,710
Daktronics, Inc.	10,254	75,880
DASAN Zhone Solutions, Inc. (1)	1,771	24,635
Dell Technologies, Inc. - Class C (1)	4,845	236,786
Diebold Nixdorf, Inc.	21,647	53,901
Digi International, Inc. (1)	7,390	74,565
Digimarc Corp. (1)	109	1,580
Diodes, Inc. (1)	8,635	278,565
Dolby Laboratories, Inc.	2,165	133,884
Domo, Inc. (1)	433	8,500
DXC Technology Co.	77,993	4,146,888
EchoStar Corp. (1)	1,676	61,543
eGain Corp. (1)	746	4,901
Elastic NV (1)	49	3,503
Electro Scientific Industries, Inc. (1)	9,323	279,317
Electronics For Imaging, Inc. (1)	12,580	311,984
Entegris, Inc.	147,810	4,123,160
Euronet Worldwide, Inc. (1)	842	86,204
EVERTEC, Inc.	2,794	80,188
Evo Payments, Inc. (1)	1,531	37,770
Exela Technologies, Inc. (1)	2,530	9,842
F5 Networks, Inc. (1)	20,800	3,370,224
Fabrinet (1)	10,336	530,340
FARO Technologies, Inc. (1)	244	9,916
Fidelity National Information Services, Inc.	390,880	40,084,744
Finisar Corp. (1)	33,674	727,358
FireEye, Inc. (1)	2,265	36,716
First Data Corp. (1)	303,854	5,138,171
First Solar, Inc. (1)	2,838	120,487
Fiserv, Inc. (1)	158,400	11,640,816
Fitbit, Inc. (1)	48,186	239,484
Flex Ltd. (1)	385,465	2,933,389
FLIR Systems, Inc.	4,255	185,263
FormFactor, Inc. (1)	19,351	272,656
Fusion Connect, Inc. (1)	4,674	7,852
Genpact Ltd.	3,298	89,013
Global Payments, Inc.	194,831	20,092,921
Hackett Group, Inc.	586	9,382
Harmonic, Inc. (1)	23,305	110,000
Hewlett Packard Enterprise Co.	432,700	5,715,967
HP, Inc.	923,807	18,901,091
I3 Verticals, Inc. (1)	522	12,580
Infinera Corp. (1)	42,895	171,151
Information Services Group, Inc. (1)	3,306	14,017
Insight Enterprises, Inc. (1)	6,304	256,888
InterDigital, Inc.	5,547	368,487
Jabil, Inc.	99,304	2,461,746
Juniper Networks, Inc.	261,299	7,031,556
KEMET Corp.	127,677	2,239,455
Keysight Technologies, Inc. (1)	286,206	17,767,668
Kimball Electronics, Inc. (1)	7,506	116,268
KLA-Tencor Corp.	46,490	4,160,390
Knowles Corp. (1)	24,802	330,115
Kopin Corp. (1)	1,173	1,172

KVH Industries, Inc. (1)	4,584	47,169
Lam Research Corp.	52,500	7,148,925
Leidos Holdings, Inc.	193,610	10,207,119
Littelfuse, Inc.	25,782	4,421,097
LiveRamp Holdings, Inc. (1)	11,193	432,386
LogMeIn, Inc.	613	50,002
Lumentum Holdings, Inc. (1)	3,094	129,982
MACOM Technology Solutions Holdings, Inc. (1)	12,875	186,816
Mantech International Corp.	7,567	395,716
Marvell Technology Group Ltd.	583,269	9,443,125
Maxwell Technologies, Inc. (1)	11,500	23,805
Methode Electronics, Inc.	325,018	7,569,669
MicroStrategy, Inc. (1)	2,718	347,224
MKS Instruments, Inc.	72,570	4,688,748
MoneyGram International, Inc. (1)	7,894	15,788
Monotype Imaging Holdings, Inc.	6,134	95,200
Motorola Solutions, Inc.	5,013	576,696
MTS Systems Corp.	5,098	204,583
National Instruments Corp.	734	33,309
NCR Corp. (1)	50,742	1,171,125
NeoPhotonics Corp. (1)	10,290	66,679
NetApp, Inc.	170,380	10,166,575
NETGEAR, Inc. (1)	6,850	356,406
NetScout Systems, Inc. (1)	21,499	508,021
Nuance Communications, Inc. (1)	9,979	132,022
NVE Corp.	59	5,165
ON Semiconductor Corp. (1)	157,500	2,600,325
OSI Systems, Inc. (1)	3,022	221,513
PAR Technology Corp. (1)	579	12,593
Park Electrochemical Corp.	2,087	37,712
PC Connection, Inc.	3,260	96,920
PDF Solutions, Inc. (1)	7,147	60,249
Perficient, Inc. (1)	5,624	125,190
Perspecta, Inc.	41,163	708,827
Photronics, Inc. (1)	19,230	186,146
Plexus Corp. (1)	164,853	8,420,691
Pluralsight, Inc. (1)	155	3,650
Presidio, Inc.	279,833	3,651,821
Qorvo, Inc. (1)	97,975	5,950,022
Rambus, Inc. (1)	30,893	236,949
Ribbon Communications, Inc. (1)	15,541	74,908
RingCentral, Inc. (1)	67,025	5,525,541
Rogers Corp. (1)	59,086	5,853,059
Sabre Corp.	1,840	39,818
Sanmina Corp. (1)	74,868	1,801,324
ScanSource, Inc. (1)	7,216	248,086
Seagate Technology Plc	55,900	2,157,181
SecureWorks Corp. (1)	2,277	38,459
Semtech Corp. (1)	193,089	8,856,992
Skyworks Solutions, Inc.	59,223	3,969,125
SolarWinds Corp. (1)	187	2,586
SS&C Technologies Holdings, Inc.	504	22,735
Stratasys Ltd. (1)	14,428	259,848
SunPower Corp. (1)	11,393	56,623
SVMK, Inc. (1)	947	11,620

Sykes Enterprises, Inc. (1)	11,351	280,710
Symantec Corp.	22,159	418,694
Synaptics, Inc. (1)	9,016	335,485
SYNNEX Corp.	148,842	12,032,393
Synopsys, Inc. (1)	4,668	393,232
TE Connectivity Ltd.	210,630	15,929,947
Tech Data Corp. (1)	169,713	13,884,221
Telaria, Inc. (1)	7,307	19,948
Telenav, Inc. (1)	3,679	14,937
Tenable Holdings, Inc. (1)	646	14,335
Teradata Corp. (1)	1,210	46,416
Teradyne, Inc.	5,192	162,925
The Western Union Co.	196,093	3,345,347
TiVo Corp.	34,565	325,257
Trimble, Inc. (1)	8,635	284,178
TTM Technologies, Inc. (1)	132,361	1,287,873
Ultra Clean Holdings, Inc. (1)	10,786	91,357
Unisys Corp. (1)	4,671	54,324
Veeco Instruments, Inc. (1)	13,785	102,147
Verint Systems, Inc. (1)	18,454	780,789
Versum Materials, Inc.	195,603	5,422,115
ViaSat, Inc. (1)	15,844	934,004
Viavi Solutions, Inc. (1)	41,990	422,000
Vishay Intertechnology, Inc.	112,274	2,022,055
Vishay Precision Group, Inc. (1)	687	20,768
Western Digital Corp.	64,755	2,393,992
Worldpay, Inc. (1)	9,507	726,620
Xerox Corp.	429,650	8,489,884
Xperi Corp.	11,044	203,099

		485,793,849

Materials - 5.29%
Advanced Emissions Solutions, Inc.	684	7,216
AdvanSix, Inc. (1)	5,552	135,136
AgroFresh Solutions, Inc. (1)	9,044	34,277
AK Steel Holding Corp. (1)	90,917	204,563
Albemarle Corp.	3,688	284,234
Alcoa Corp. (1)	6,495	172,637
Allegheny Technologies, Inc. (1)	35,977	783,219
American Vanguard Corp.	8,144	123,707
Amyris, Inc. (1)	7,471	24,953
AptarGroup, Inc.	2,170	204,132
Ardagh Group SA	559	6,194
Ashland Global Holdings, Inc.	2,175	154,338
Avery Dennison Corp.	162,958	14,638,517
Axalta Coating Systems Ltd. (1)	4,400	103,048
Ball Corp.	11,643	535,345
Bemis, Inc.	3,132	143,759
Berry Global Group, Inc. (1)	116,128	5,519,564
Boise Cascade Co.	720	17,172
Cabot Corp.	45,170	1,939,600
Carpenter Technology Corp.	13,391	476,854
Celanese Corp.	56,990	5,127,390
Century Aluminum Co. (1)	13,734	100,396
CF Industries Holdings, Inc.	8,019	348,907
Chemours Co.	101,400	2,861,508

Clearwater Paper Corp. (1)	4,570	111,371
Cleveland-Cliffs, Inc. (1)	71,781	551,996
Coeur Mining, Inc. (1)	45,455	203,184
Commercial Metals Co.	33,318	533,754
Compass Minerals International, Inc.	783	32,643
Constellium (1)	1,454,500	10,166,955
Crown Holdings, Inc. (1)	512,966	21,323,997
Domtar Corp.	45,680	1,604,738
Eagle Materials, Inc.	177	10,802
Eastman Chemical Co.	74,821	5,470,163
Flotek Industries, Inc. (1)	14,751	16,079
FMC Corp.	287,585	21,269,787
Freeport-McMoRan, Inc.	50,458	520,222
FutureFuel Corp.	7,395	117,285
Gold Resource Corp.	1,691	6,764
Graphic Packaging Holding Co.	548,670	5,837,849
Greif, Inc. - Class A	6,786	251,828
Greif, Inc. - Class B	1,406	62,426
Hawkins, Inc.	2,780	113,841
Haynes International, Inc.	3,471	91,634
HB Fuller Co.	232,495	9,920,562
Hecla Mining Co.	120,912	285,352
Huntsman Corp.	161,262	3,110,744
Ingevity Corp. (1)	61,420	5,140,240
Innophos Holdings, Inc.	4,637	113,746
Innospec, Inc.	6,926	427,750
International Flavors & Fragrances, Inc.	1,851	248,534
International Paper Co.	92,245	3,723,008
Intrepid Potash, Inc. (1)	27,639	71,861
Kaiser Aluminum Corp.	2,220	198,224
Koppers Holdings, Inc. (1)	1,638	27,912
Kraton Corp. (1)	696	15,201
Kronos Worldwide, Inc.	145,893	1,680,687
Livent Corp. (1)	3,577	49,363
Louisiana-Pacific Corp.	34,674	770,456
LSB Industries, Inc. (1)	5,982	33,021
Martin Marietta Materials, Inc.	182	31,280
Materion Corp.	5,705	256,668
Minerals Technologies, Inc.	153,254	7,868,060
Neenah, Inc.	784	46,193
NewMarket Corp.	20	8,242
Newmont Mining Corp.	18,593	644,247
Nucor Corp.	10,938	566,698
Nutrien Ltd.	192,494	9,047,218
Olin Corp.	5,852	117,684
Olympic Steel, Inc.	2,621	37,402
Owens-Illinois, Inc. (1)	156,678	2,701,129
Packaging Corp. of America	16,300	1,360,398
PH Glatfelter Co.	370,654	3,617,583
Platform Specialty Products Corp. (1)	470,843	4,863,808
PolyOne Corp.	140,524	4,018,986
PQ Group Holdings, Inc. (1)	10,557	156,349
Ramaco Resources, Inc. (1)	206	1,020
Rayonier Advanced Materials, Inc.	14,644	155,959
Reliance Steel & Aluminum Co.	46,442	3,305,277

Royal Gold, Inc.	1,331	114,000
RPM International, Inc.	3,657	214,958
Schnitzer Steel Industries, Inc.	7,470	160,979
Schweitzer-Mauduit International, Inc.	35,411	887,046
Scotts Miracle-Gro Co.	714	43,882
Sealed Air Corp.	2,425	84,487
Sensient Technologies Corp.	5,679	317,172
Silgan Holdings, Inc.	1,742	41,146
Sonoco Products Co.	3,414	181,386
Steel Dynamics, Inc.	86,129	2,587,315
Stepan Co.	5,778	427,572
SunCoke Energy, Inc. (1)	18,728	160,124
Synalloy Corp.	2,311	38,339
Tahoe Resources, Inc. (1)	47,356	172,849
The Mosaic Co.	313,708	9,163,411
TimkenSteel Corp. (1)	11,093	96,953
Trecora Resources (1)	5,861	45,716
Tredegar Corp.	7,456	118,252
Trinseo SA	112,607	5,155,148
Tronox Ltd.	14,683	114,234
UFP Technologies, Inc. (1)	1,872	56,235
United States Lime & Minerals, Inc.	534	37,914
United States Steel Corp.	6,149	112,158
Universal Stainless & Alloy Products, Inc. (1)	2,307	37,396
Valhi, Inc.	5,911	11,408
Valvoline, Inc.	969,040	18,750,924
Verso Corp. (1)	9,108	204,019
Vulcan Materials Co.	286	28,257
W.R. Grace & Co.	590	38,297
Warrior Met Coal, Inc.	12,408	299,157
Westlake Chemical Corp.	88	5,823
WestRock Co.	8,776	331,382
Worthington Industries, Inc.	922	32,122

		206,934,907

Real Estate - 8.11%
Acadia Realty Trust	23,049	547,644
Agree Realty Corp.	9,557	565,010
Alexander & Baldwin, Inc. (1)	349,065	6,415,815
Alexandria Real Estate Equities, Inc.	3,417	393,775
Altisource Portfolio Solutions SA (1)	2,603	58,541
American Assets Trust, Inc.	11,047	443,758
American Campus Communities, Inc.	4,719	195,319
American Homes 4 Rent	295,323	5,862,162
American Realty Investors, Inc. (1)	613	7,399
Apartment Investment & Management Co.	5,373	235,767
Apple Hospitality REIT, Inc.	7,578	108,062
Armada Hoffler Properties, Inc.	9,408	132,276
Ashford Hospitality Trust, Inc.	25,040	100,160
AvalonBay Communities, Inc.	4,811	837,355
Bluerock Resident Growth REIT, Inc. - Class A	6,808	61,408
Boston Properties, Inc.	167,230	18,821,736
Braemar Hotels & Resorts, Inc.	8,471	75,646
Brandywine Realty Trust	6,087	78,340
Brixmor Property Group, Inc.	134,356	1,973,690
Brookfield Property REIT, Inc.	4,349	70,019

BRT Apartments Corp.	2,621	29,984
Camden Property Trust	3,098	272,779
CareTrust REIT, Inc.	22,799	420,870
CatchMark Timber Trust, Inc.	13,937	98,953
CBL & Associates Properties, Inc.	139,150	267,168
CBRE Group, Inc. (1)	5,721	229,069
Cedar Realty Trust, Inc.	24,371	76,525
Chatham Lodging Trust	118,423	2,093,719
Chesapeake Lodging Trust	17,001	413,974
City Office REIT, Inc.	9,148	93,767
Colony Capital, Inc.	16,078	75,245
Columbia Property Trust, Inc.	4,147	80,244
Community Healthcare Trust, Inc.	4,921	141,872
Consolidated-Tomoka Land Co.	791	41,527
CoreCivic, Inc.	33,956	605,435
CorEnergy Infrastructure Trust, Inc.	3,512	116,177
CorePoint Lodging, Inc.	11,910	145,897
Corporate Office Properties Trust	3,547	74,593
Cousins Properties, Inc.	120,245	949,935
CubeSmart	6,416	184,075
Cushman & Wakefield Plc (1)	3,348	48,446
CyrusOne, Inc.	333,619	17,641,773
DiamondRock Hospitality Co.	449,064	4,077,501
Digital Realty Trust, Inc.	7,166	763,537
Douglas Emmett, Inc.	352,668	12,036,559
Duke Realty Corp.	524,334	13,580,251
Easterly Government Properties, Inc.	12,890	202,115
EastGroup Properties, Inc.	68,690	6,300,934
Empire State Realty Trust, Inc.	4,901	69,741
EPR Properties	2,577	165,005
Equity Commonwealth	272,311	8,172,053
Equity Residential	231,847	15,304,220
Essential Properties Realty Trust, Inc.	8,670	119,993
Essex Property Trust, Inc.	2,293	562,267
Extra Space Storage, Inc.	576	52,116
Farmland Partners, Inc.	8,997	40,846
Federal Realty Investment Trust	2,543	300,176
First Industrial Realty Trust, Inc.	27,988	807,734
Forestar Group, Inc. (1)	2,914	40,359
Four Corners Property Trust, Inc.	6,003	157,279
Franklin Street Properties Corp.	191,588	1,193,593
Front Yard Residential Corp.	14,303	124,865
FRP Holdings, Inc. (1)	1,730	79,597
Gaming and Leisure Properties, Inc.	4,511	145,750
Getty Realty Corp.	28,692	843,832
Gladstone Commercial Corp.	8,072	144,650
Gladstone Land Corp.	3,832	43,991
Global Medical REIT, Inc.	5,119	45,508
Global Net Lease, Inc.	20,723	365,139
Government Properties Income Trust	164,534	1,130,349
Griffin Industrial Realty, Inc.	134	4,275
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,764	281,254
HCP, Inc.	16,391	457,801
Healthcare Realty Trust, Inc.	35,418	1,007,288
Healthcare Trust of America, Inc.	7,212	182,536

Hersha Hospitality Trust	10,400	182,416
Highwoods Properties, Inc.	3,557	137,620
Hospitality Properties Trust	122,307	2,920,691
Host Hotels & Resorts, Inc.	253,298	4,222,478
Hudson Pacific Properties, Inc.	4,680	136,001
Independence Realty Trust, Inc.	24,946	229,004
Industrial Logistics Properties Trust	89,302	1,756,578
InfraREIT, Inc.	12,649	265,882
Innovative Industrial Properties, Inc.	1,791	81,293
Investors Real Estate Trust	3,440	168,796
Invitation Homes, Inc.	10,437	209,575
Iron Mountain, Inc.	9,918	321,442
iStar, Inc.	19,160	175,697
JBG SMITH Properties	3,623	126,117
Jernigan Capital, Inc.	5,017	99,437
Jones Lang LaSalle, Inc.	1,583	200,408
Kennedy-Wilson Holdings, Inc.	17,448	317,030
Kilroy Realty Corp.	83,534	5,252,618
Kimco Realty Corp.	14,119	206,843
Kite Realty Group Trust	23,857	336,145
Lamar Advertising Co.	285	19,716
Lexington Realty Trust	308,862	2,535,757
Liberty Property Trust	5,125	214,635
Life Storage, Inc.	1,498	139,299
LTC Properties, Inc.	11,258	469,233
Mack Cali Realty Corp.	153,722	3,011,414
MedEquities Realty Trust, Inc.	7,847	53,673
Medical Properties Trust, Inc.	281,779	4,531,006
Mid-America Apartment Communities, Inc.	3,958	378,781
Monmouth Real Estate Investment Corp.	20,952	259,805
National Health Investors, Inc.	34,247	2,587,018
National Retail Properties, Inc.	5,531	268,309
National Storage Affiliates Trust Co.	14,660	387,904
New Senior Investment Group, Inc.	21,063	86,780
NexPoint Residential Trust, Inc.	5,002	175,320
NorthStar Realty Europe Corp.	12,656	184,018
Omega Healthcare Investors, Inc.	166,252	5,843,758
One Liberty Properties, Inc.	4,364	105,696
Outfront Media, Inc.	127,801	2,315,754
Paramount Group, Inc.	7,131	89,565
Park Hotels & Resorts, Inc.	6,960	180,821
Pebblebrook Hotel Trust	450,431	12,751,702
Pennsylvania Real Estate Investment Trust	10,233	60,784
Physicians Realty Trust	587,614	9,419,452
Piedmont Office Realty Trust, Inc.	181,980	3,100,939
PotlatchDeltic Corp.	18,901	598,028
Preferred Apartment Communities, Inc.	11,409	160,411
Prologis, Inc.	140,297	8,238,240
PS Business Parks, Inc.	1,763	230,953
QTS Realty Trust, Inc.	302,250	11,198,362
Rayonier, Inc.	4,516	125,048
Re/Max Holdings, Inc.	5,103	156,917
Realogy Holdings Corp.	4,071	59,762
Realty Income Corp.	10,291	648,745
Regency Centers Corp.	194,239	11,397,945

Retail Opportunity Investments Corp.	32,163	510,748
Retail Properties of America, Inc.	379,983	4,122,816
Retail Value, Inc.	13,081	334,743
Rexford Industrial Realty, Inc.	26,391	777,743
RLJ Lodging Trust	49,857	817,655
RPT Realty	22,605	270,130
Sabra Health Care REIT, Inc.	178,515	2,941,927
Safety Income & Growth, Inc.	2,201	41,401
Saul Centers, Inc.	388	18,321
Select Income REIT	166,149	1,222,857
Senior Housing Properties Trust	236,610	2,773,069
Seritage Growth Properties	9,294	300,475
SITE Centers Corp.	131,351	1,454,056
SL Green Realty Corp.	195,760	15,480,701
Spirit MTA REIT	63,714	454,281
Spirit Realty Capital, Inc.	105,979	3,735,760
STAG Industrial, Inc.	28,246	702,760
STORE Capital Corp.	544,951	15,427,563
Stratus Properties, Inc. (1)	1,579	37,864
Summit Hotel Properties, Inc.	142,558	1,387,089
Sun Communities, Inc.	2,941	299,129
Sunstone Hotel Investors, Inc.	65,373	850,503
Tejon Ranch Co. (1)	5,954	98,721
Terreno Realty Corp.	16,618	584,455
The GEO Group, Inc.	27,312	538,046
The Howard Hughes Corp. (1)	159,917	15,611,098
The Macerich Co.	4,737	205,017
The St. Joe Co. (1)	10,110	133,149
Tier REIT, Inc.	15,487	319,497
Transcontinental Realty Investors, Inc. (1)	515	14,585
UDR, Inc.	9,267	367,159
UMH Properties, Inc.	1,353	16,020
Uniti Group, Inc.	162,277	2,526,653
Universal Health Realty Income Trust	380	23,321
Urban Edge Properties	26,273	436,657
Urstadt Biddle Properties, Inc.	8,699	167,195
Ventas, Inc.	12,408	726,985
VEREIT, Inc.	624,613	4,465,983
VICI Properties, Inc.	13,969	262,338
Vornado Realty Trust	6,009	372,738
W.P. Carey, Inc.	5,549	362,572
Washington Prime Group, Inc.	332,437	1,615,644
Washington Real Estate Investment Trust	22,752	523,296
Weingarten Realty Investors	4,117	102,143
Welltower, Inc.	12,974	900,525
Weyerhaeuser Co.	26,166	571,989
Whitestone REIT	10,636	130,397
Xenia Hotels & Resorts, Inc.	201,067	3,458,352

		317,716,770

Utilities - 7.53%
AES Corp.	23,052	333,332
ALLETE, Inc.	14,726	1,122,416
Alliant Energy Corp.	120,029	5,071,225
Ameren Corp.	272,476	17,773,609
American Electric Power Co., Inc.	75,286	5,626,876

American States Water Co.	3,329	223,176
American Water Works Co., Inc.	6,299	571,760
Aqua America, Inc.	6,204	212,115
AquaVenture Holdings Ltd. (1)	3,086	58,295
Artesian Resources Corp.	2,317	80,794
Atlantic Power Corp. (1)	33,704	73,138
Atlantica Yield Plc	928,150	18,191,740
Atmos Energy Corp.	3,801	352,429
Avangrid, Inc.	1,965	98,427
Avista Corp.	18,734	795,820
Black Hills Corp.	15,330	962,417
Cadiz, Inc. (1)	6,395	65,868
California Water Service Group	12,651	602,947
CenterPoint Energy, Inc.	17,477	493,376
Chesapeake Utilities Corp.	4,028	327,476
Clearway Energy, Inc. - Class A	9,784	165,545
Clearway Energy, Inc. - Class C	21,251	366,580
CMS Energy Corp.	350,555	17,405,056
Connecticut Water Services, Inc.	3,409	227,960
Consolidated Edison, Inc.	10,854	829,897
Consolidated Water Co., Inc.	4,071	47,468
DTE Energy Co.	118,186	13,035,916
Edison International	127,488	7,237,494
El Paso Electric Co.	11,633	583,162
Entergy Corp.	297,510	25,606,686
Evergy, Inc.	148,809	8,447,887
Eversource Energy	286,582	18,639,293
Exelon Corp.	88,500	3,991,350
FirstEnergy Corp.	298,140	11,195,157
Hawaiian Electric Industries, Inc.	3,789	138,753
IDACORP, Inc.	14,418	1,341,739
MDU Resources Group, Inc.	6,762	161,206
MGE Energy, Inc.	98,246	5,890,830
Middlesex Water Co.	661	35,264
National Fuel Gas Co.	71,819	3,675,696
New Jersey Resources Corp.	23,103	1,055,114
NiSource, Inc.	12,629	320,145
Northwest Natural Holding Co.	8,158	493,233
NorthWestern Corp.	14,428	857,600
NRG Energy, Inc.	10,095	399,762
OGE Energy Corp.	6,971	273,193
ONE Gas, Inc.	131,789	10,490,404
Ormat Technologies, Inc.	11,358	594,023
Otter Tail Corp.	11,326	562,223
Pattern Energy Group, Inc.	23,204	432,058
PG&E Corp. (1)	18,022	428,023
Pinnacle West Capital Corp.	250,029	21,302,471
PNM Resources, Inc.	22,755	935,003
Portland General Electric Co.	93,728	4,297,429
PPL Corp.	25,143	712,301
Public Service Enterprise Group, Inc.	205,979	10,721,207
Pure Cycle Corp. (1)	2,456	24,388
RGC Resources, Inc.	2,024	60,639
SCANA Corp.	96,500	4,610,770
Sempra Energy	9,540	1,032,133

SJW Group	1,690	93,998
South Jersey Industries, Inc.	20,909	581,270
Southwest Gas Holdings, Inc.	14,038	1,073,907
Spire, Inc.	14,111	1,045,343
TerraForm Power, Inc.	17,248	193,523
UGI Corp.	6,020	321,167
Unitil Corp.	4,103	207,776
Vectren Corp.	2,907	209,246
Vistra Energy Corp. (1)	907,336	20,768,921
WEC Energy Group, Inc.	259,312	17,959,949
Xcel Energy, Inc.	416,479	20,519,920
York Water Co.	393	12,600

		294,649,914

Total Common Stocks (Cost $3,947,137,976)		$3,750,950,258

RIGHTS - 0.00% (2)
Healthcare - 0.00% (2)
Corium International, Inc., expires 3/31/2020 - CVR (1)(4)	1,051	$189

Total Rights (Cost $0)		$189

SHORT-TERM INVESTMENTS - 4.05%
Money Market Funds - 4.05%
Goldman Sachs Financial Square Government Fund - Class I, 2.34% (3)	79,359,210	$79,359,210
JPMorgan U.S. Government Money Market Fund - Class I, 2.31% (3)	79,359,211	79,359,211

Total Short-Term Investments (Cost $158,718,421)		$158,718,421

TOTAL INVESTMENTS IN SECURITIES - 99.87% (Cost $4,105,856,397)		$3,909,668,868
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.13%		5,164,366

TOTAL NET ASSETS - 100.00%		$3,914,833,234

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

CVR	Contingent Value Right

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of this security totals $189, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.69%
Australia - 2.21%
AGL Energy Ltd.	21,183	$307,624
Alumina Ltd.	80,530	130,443
Amcor Ltd.	37,174	347,110
AMP Ltd.	94,205	162,623
APA Group - Stapled Security	35,950	215,346
Aristocrat Leisure Ltd.	18,403	283,292
ASX Ltd.	6,101	257,797
Aurizon Holdings Ltd.	60,815	183,479
AusNet Services	55,224	60,521
Australia & New Zealand Banking Group Ltd.	90,222	1,558,916
Bank of Queensland Ltd.	11,258	76,949
Bendigo & Adelaide Bank Ltd.	15,569	118,292
BHP Group Ltd. (1)	92,362	2,232,486
BHP Group Plc	65,706	1,388,434
BlueScope Steel Ltd.	17,394	134,179
Boral Ltd.	35,824	124,668
Brambles Ltd.	49,381	353,303
Caltex Australia Ltd.	8,163	146,455
Challenger Ltd.	16,854	112,679
CIMIC Group Ltd.	3,090	94,492
Coca-Cola Amatil Ltd.	16,037	92,495
Cochlear Ltd.	307,557	37,684,524
Coles Group Ltd. (1)	36,228	299,572
Commonwealth Bank of Australia	55,117	2,811,388
Computershare Ltd.	14,174	171,778
Crown Resorts Ltd.	11,682	97,630
CSL Ltd.	424,463	55,442,431
Dexus Property Group	31,092	232,712
Domino’s Pizza Enterprises Ltd.	2,053	58,813
Flight Centre Travel Group Ltd.	1,617	48,901
Fortescue Metals Group Ltd.	49,585	146,216
Goodman Group	52,480	393,120
GPT Group	58,950	221,831
Harvey Norman Holdings Ltd.	15,956	35,516
Incitec Pivot Ltd.	50,863	117,571
Insurance Australia Group Ltd.	73,850	364,244
LendLease Group - Stapled Security	18,135	148,566
Macquarie Group Ltd.	10,171	779,057
Medibank Pvt Ltd.	85,997	155,687
Mirvac Group	113,563	179,353
National Australia Bank Ltd.	85,933	1,458,225
Newcrest Mining Ltd.	24,546	377,249
Oil Search Ltd.	42,529	214,219
Orica Ltd.	13,368	162,481
Origin Energy Ltd. (1)	56,047	255,666
QBE Insurance Group Ltd.	3,007,106	21,412,418
Ramsay Health Care Ltd.	4,238	172,387
REA Group Ltd.	1,559	81,337
Santos Ltd.	58,099	224,066
Scentre Group	165,349	454,572
Seek Ltd.	1,450,722	17,307,355
Sonic Healthcare Ltd.	13,700	213,722
South32 Ltd.	162,169	385,770
Stockland	73,274	181,777
Suncorp Group Ltd.	41,452	368,913
Sydney Airport - Stapled Security	33,508	158,889
Tabcorp Holdings Ltd.	58,791	177,739
Telstra Corp. Ltd.	130,545	261,985
TPG Telecom Ltd.	11,515	52,233

Transurban Group - Stapled Security	82,686	678,645
Treasury Wine Estates Ltd.	1,907,747	19,893,575
Vicinity Centres	100,563	184,269
Washington H Soul Pattinson & Co. Ltd.	3,330	58,397
Wesfarmers Ltd.	35,609	808,988
Westpac Banking Corp.	107,657	1,902,286
Woodside Petroleum Ltd.	29,636	652,804
Woolworths Group Ltd.	41,205	854,756
WorleyParsons Ltd.	9,812	78,809

		176,804,025

Austria - 0.01%
Andritz AG	2,206	101,313
Erste Group Bank AG	9,247	306,608
OMV AG	4,720	206,137
Raiffeisen Bank International AG	4,523	115,413
Verbund AG	2,105	90,119
voestalpine AG	3,922	116,972

		936,562

Belgium - 0.76%
Ageas	5,584	251,367
Anheuser-Busch InBev SA/NV	506,647	33,377,443
Colruyt SA	1,850	131,944
Groupe Bruxelles Lambert SA	2,618	228,140
KBC Groep NV	77,814	5,006,474
Proximus	4,951	133,968
Solvay SA	209,359	20,936,410
Telenet Group Holding NV	1,719	79,955
UCB SA	4,065	332,016
Umicore SA	6,497	259,263

		60,736,980

Bermuda - 0.10%
Bank of NT Butterfield & Son Ltd.	257,935	8,086,262

Brazil - 0.44%
Ambev SA - ADR	3,819,790	14,973,577
Raia Drogasil SA	1,389,675	20,469,540

		35,443,117

Canada - 2.57%
Cameco Corp.	883,087	10,023,037
Canadian Pacific Railway Ltd.	263,831	46,861,662
Dollarama, Inc.	623,867	14,838,091
Fairfax Financial Holdings Ltd.	37,737	16,612,351
First Quantum Minerals Ltd.	483,055	3,906,334
Lululemon Athletica, Inc. (1)	140,290	17,060,667
Lundin Mining Corp.	955,554	3,947,645
Quebecor, Inc. - Class B	543,340	11,438,318
Restaurant Brands International, Inc.	142,220	7,438,106
Shaw Communications, Inc. - Class B	560,740	10,149,345
Shopify, Inc. (1)	453,535	62,791,921

		205,067,477

Chile - 0.06%
Antofagasta Plc	438,375	4,384,416

China - 3.82%
Alibaba Group Holding Ltd. - ADR (1)	340,548	46,678,914
Baidu, Inc. - ADR (1)	132,079	20,947,729
BeiGene Ltd. - ADR (1)	1,004	140,821
Ctrip.com International Ltd. - ADR (1)	458,975	12,419,864
JD.com, Inc. - ADR (1)	830,156	17,375,165
Lenovo Group Ltd.	111,660,000	75,430,540
Minth Group Ltd.	22,000	70,993
NetEase, Inc. - ADR	17,315	4,075,432
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	9,204,000	7,435,205
Shanghai Fosun Pharmaceutical Group Ltd.	10,227,000	29,897,120
Tencent Holdings Ltd.	1,735,116	69,544,058
Tencent Music Entertainment - ADR (1)	445	5,882
Tsingtao Brewery Co. Ltd.	5,099,000	20,579,575
Yangzijiang Shipbuilding Holdings Ltd.	72,900	66,984

		304,668,282

Denmark - 1.53%
A.P. Moller-Maersk A/S - Class A	115	136,443
A.P. Moller-Maersk A/S - Class B	15,844	19,930,676
Carlsberg A/S	3,329	354,136
CHR Hansen Holding A/S	403,350	35,804,065
Coloplast A/S	3,802	353,645
Danske Bank A/S	431,561	8,567,526
DSV A/S	6,029	398,170
FLSmidth & Co. A/S	43,230	1,949,882
Genmab A/S (1)	1,934	317,989
H Lundbeck A/S	2,419	106,467
ISS A/S	5,232	146,479
Novo Nordisk A/S - Class B	440,987	20,253,246
Novozymes A/S	733,162	32,759,455
Orsted A/S (2)	5,841	390,867
Pandora A/S	3,375	137,784
Tryg A/S	3,708	93,519
Vestas Wind Systems A/S	6,061	458,810
William Demant Holding A/S (1)	3,390	96,520

		122,255,679

Finland - 1.02%
Elisa OYJ	4,597	190,405
Fortum OYJ	13,652	298,834
Kone OYJ	433,818	20,711,092
Metso OYJ	78,288	2,056,806
Neste OYJ	3,963	306,826
Nokia OYJ	9,544,989	55,409,876
Nokian Renkaat OYJ	3,586	110,139
Nordea Bank Abp	94,767	797,767
Orion OYJ - Class B	3,195	111,151
Sampo OYJ	13,936	617,639
Stora Enso OYJ	17,920	207,759
UPM-Kymmene OYJ	16,580	419,704
Wartsila OYJ Abp	13,924	222,269

		81,460,267

France - 6.57%
Accor SA	5,835	248,130
Aeroports de Paris	946	179,388
Air Liquide SA	13,515	1,678,236
Airbus SE	18,320	1,746,627
Alstom	4,815	194,499
Amundi (2)	1,849	97,759
Arkema SA	2,137	183,458
Atos SE	3,093	253,427
AXA SA	60,999	1,316,476
BioMerieux	1,423	93,862
BNP Paribas SA	35,312	1,594,718
Bollore SA	29,994	120,254
Bouygues SA	166,244	5,969,633
Bureau Veritas SA	8,194	166,972
Capgemini SE	4,957	493,049
Carrefour SA	19,030	325,164
Casino Guichard Perrachon SA	1,674	69,711
Cie de Saint-Gobain	967,281	32,110,372
CNP Assurances	5,109	108,446
Covivio	1,104	106,518
Credit Agricole SA	810,487	8,722,818
Danone SA	294,347	20,746,367
Dassault Aviation SA	78	108,136
Dassault Systemes	4,133	490,918
Edenred	7,708	283,878
Eiffage SA	2,384	199,320
Electricite de France SA	19,496	308,561
Engie	57,048	819,663

EssilorLuxottica International SA	224,792	28,494,196
EssilorLuxottica SA	175,227	21,813,281
Eurazeo SA	1,430	101,239
Eutelsat Communications SA	5,092	100,318
Faurecia SA	2,797	105,535
Gecina SA	1,437	186,020
Getlink SE	14,311	192,302
Hermes International	1,009	560,561
ICADE	1,112	84,748
Iliad SA	865	121,396
Imerys SA	1,112	53,440
Ingenico Group	1,909	108,293
Ipsen SA	1,185	153,323
JCDecaux SA	2,204	61,922
Kering SA	2,400	1,124,325
Klepierre	6,636	205,080
Legrand SA	382,540	21,625,952
L’Oreal SA	7,939	1,816,639
LVMH Moet Hennessy Louis Vuitton SE	155,898	45,643,226
Michelin	5,364	527,963
Natixis SA	28,286	133,411
Orange SA	62,021	1,005,099
Pernod Ricard SA	244,462	40,121,284
Peugeot SA	18,106	386,162
Publicis Groupe SA	364,982	20,824,670
Remy Cointreau SA	654	74,130
Renault SA	6,033	375,815
Rexel SA	1,928,866	20,546,497
Safran SA	10,581	1,269,033
Sanofi SA	1,276,887	110,769,952
Sartorius Stedim Biotech	855	85,602
Schneider Electric SE	294,731	19,991,996
SCOR SE	215,507	9,688,421
SEB SA	718	92,794
Societe BIC SA	848	86,627
Societe Generale SA	23,924	758,500
Sodexo SA	2,892	296,591
Suez Environnement Co.	12,127	160,204
Teleperformance	1,780	284,747
Thales SA	3,429	400,704
TOTAL SA	1,189,499	62,740,327
Ubisoft Entertainment SA (1)	2,401	193,429
Unibail-Rodamco-Westfield (1)	75,301	11,652,430
Valeo SA	7,371	214,980
Vallourec SA (1)	1,236,240	2,303,093
Veolia Environnement SA	16,448	336,842
Vinci SA	209,403	17,219,648
Vivendi SA	32,740	793,530
Wendel SA	853	102,322

		524,724,959

Germany - 5.06%
1&1 Drillisch AG	1,575	80,437
Adidas AG	337,925	70,622,697
Allianz SE	170,108	34,184,136
Axel Springer SE	1,560	88,384
BASF SE	28,791	2,005,400
Bayer AG	540,960	37,623,146
Bayer Motoren Werke AG	10,330	837,817
Bechtle AG	155,945	12,147,334
Beiersdorf AG	146,268	15,256,124
Brenntag AG	4,651	203,013
Commerzbank AG (1)	6,466,471	42,938,022
Continental AG	3,478	484,263
Covestro AG (2)	6,180	306,062
Daimler AG	609,688	32,139,686
Delivery Hero SE (1)(2)	2,839	105,991

Deutsche Bank AG	61,786	492,755
Deutsche Boerse AG	69,021	8,251,837
Deutsche Lufthansa AG	7,237	163,437
Deutsche Post AG	30,515	833,342
Deutsche Telekom AG	1,503,936	25,562,017
Deutsche Wohnen SE	11,374	519,801
E.ON SE	4,011,303	39,596,918
Evonik Industries AG	5,321	132,819
Fraport AG Frankfurt Airport Services Worldwide	1,330	95,186
Fresenius Medical Care AG & Co. KGaA	6,682	433,136
Fresenius SE & Co. KGaA	13,131	634,676
GEA Group AG	5,486	141,241
Hannover Rueck SE	1,946	262,263
HeidelbergCement AG	4,864	298,153
Henkel AG & Co. KGaA	3,246	319,481
HOCHTIEF AG	732	98,858
HUGO BOSS AG	2,026	124,891
Infineon Technologies AG	1,191,413	23,854,102
Innogy SE - Tender Offer (1)	3,719	158,170
Innogy SE (2)	512	23,908
KION Group AG	2,165	110,098
LANXESS AG	2,598	119,447
Merck KGaA	66,934	6,889,696
METRO AG	5,502	84,660
MTU Aero Engines AG	1,643	298,372
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,751	1,036,188
OSRAM Licht AG	3,045	132,514
ProSiebenSat.1 Media SE	7,491	133,292
Puma SE	277	135,518
RWE AG	16,585	361,220
SAP SE	30,964	3,073,170
Siemens AG	120,742	13,475,014
Siemens Healthineers AG (2)	4,832	201,913
Symrise AG	3,938	291,779
Telefonica Deutschland Holding AG	22,724	89,440
ThyssenKrupp AG	14,051	241,368
TUI AG	14,013	201,405
Uniper SE	6,066	156,476
United Internet AG	4,017	175,818
Volkswagen AG	30,448	4,870,901
Vonovia SE	15,301	689,753
Wirecard AG	3,733	562,759
Zalando SE (1)(2)	747,020	19,301,869

		403,652,173

Hong Kong - 5.39%
AIA Group Ltd.	9,707,585	80,639,104
ASM Pacific Technology Ltd.	10,400	100,404
Bank Of East Asia Ltd.	40,400	128,131
BOC Hong Kong Holdings Ltd.	117,500	436,128
China Mobile Ltd.	11,777,500	113,966,121
China Resources Power Holdings Co. Ltd.	7,438,000	14,306,508
CK Asset Holdings Ltd.	81,500	596,301
CK Hutchison Holdings Ltd.	8,201,000	78,714,927
CK Infrastructure Holdings Ltd.	21,000	158,922
CLP Holdings Ltd.	51,000	576,346
Dairy Farm International Holdings Ltd.	9,900	89,736
Galaxy Entertainment Group Ltd.	6,839,000	43,199,589
Hang Lung Group Ltd.	31,000	79,040
Hang Lung Properties Ltd.	65,000	123,547
Hang Seng Bank Ltd.	24,200	542,110
Henderson Land Development Co. Ltd.	38,780	193,010
HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	79,500	80,127
HKT Trust & HKT Ltd. - Stapled Security	118,000	169,983
Hong Kong & China Gas Co. Ltd.	293,811	607,028
Hong Kong Exchanges & Clearing Ltd.	37,299	1,078,260
Hongkong Land Holdings Ltd.	37,300	235,144

Hysan Development Co. Ltd.	19,000	90,352
Jardine Matheson Holdings Ltd.	291,200	20,275,891
Jardine Strategic Holdings Ltd.	298,300	10,936,917
Kerry Properties Ltd.	23,000	78,501
Link Real Estate Investment Trust	67,500	684,296
Melco Crown Entertainment Ltd. - ADR	7,317	128,926
MTR Corp. Ltd.	47,250	248,668
New World Development Co. Ltd.	194,413	256,775
NWS Holdings Ltd.	47,613	97,767
PCCW Ltd.	139,000	80,039
Power Assets Holdings Ltd.	42,500	295,265
Shangri-La Asia Ltd.	44,000	64,956
Sino Land Co. Ltd.	108,490	185,874
SJM Holdings Ltd.	60,000	55,747
Sun Hung Kai Properties Ltd.	50,000	713,581
Swire Pacific Ltd. - Class A	4,079,500	43,071,345
Swire Properties Ltd.	36,200	127,194
Techtronic Industries Co. Ltd.	43,500	230,840
WH Group Ltd. (2)	21,368,000	16,411,631
Wharf Holdings Ltd.	35,000	91,249
Wharf Real Estate Investment Co. Ltd.	37,000	221,294
Wheelock & Co. Ltd.	25,000	143,124
Yue Yuen Industrial Holdings Ltd.	24,000	76,831

		430,587,529

India - 1.76%
Asian Paints Ltd.	1,474,657	28,974,148
HDFC Bank Ltd. - ADR	442,286	45,816,407
Housing Development Finance Corp. Ltd.	810,656	22,839,658
Mahindra & Mahindra Ltd. - GDR	1,791,155	20,317,429
MakeMyTrip Ltd. (1)	328,000	7,980,240
United Spirits Ltd. (1)	1,576,845	14,347,208

		140,275,090

Indonesia - 0.51%
Bank Negara Indonesia Persero Tbk PT	66,565,800	40,830,429

Ireland - 2.05%
Accenture Plc	330,399	46,589,563
AerCap Holdings NV (1)	3,855	152,658
AIB Group Plc	26,587	112,110
Bank of Ireland Group Plc	29,292	162,917
CRH Plc	26,048	689,929
DCC Plc	3,179	242,495
ICON Plc (1)	266,403	34,421,931
James Hardie Industries Plc	13,480	146,862
Kerry Group Plc	4,904	485,608
Kingspan Group Plc	406,572	17,428,724
Medtronic Plc	270,875	24,638,790
Paddy Power Plc	2,514	206,462
Perrigo Co. Plc	353,540	13,699,675
Ryanair Holdings Plc - ADR (1)	339,247	24,201,881
Smurfit Kappa Group Plc	7,429	197,668

		163,377,273

Isle Of Man - 0.00%(3)
GVC Holdings Plc	16,660	143,025

Israel - 0.03%
Azrieli Group Ltd.	1,257	60,137
Bank Hapoalim BM	34,419	217,671
Bank Leumi Le-Israel BM	46,043	278,331
Bezeq The Israeli telecommunication Corp. Ltd.	64,108	62,558
Check Point Software Technologies Ltd. (1)	4,030	413,679
Elbit Systems Ltd.	737	84,599
Israel Chemicals Ltd.	21,763	123,746
Mizrahi Tefahot Bank Ltd.	4,391	74,161
Nice Ltd. (1)	2,017	218,525
Teva Pharmaceutical Industries Ltd. - ADR (1)	30,369	468,290
Wix.Com Ltd. (1)	1,344	121,417

		2,123,114

Italy - 2.38%
Assicurazioni Generali SpA	36,853	615,961
Atlantia SpA	15,926	329,591
Davide Campari-Milano SpA	18,623	157,707
Enel SpA	11,676,151	67,689,582
Eni SpA	5,568,697	87,969,940
Ferrari NV	3,842	382,295
FinecoBank Banca Fineco SpA	938,970	9,447,392
Intesa Sanpaolo SpA	462,603	1,030,043
Leonardo SpA	7,613	67,072
Mediobanca Banca di Credito Finanziario SpA	20,194	170,871
Moncler SpA	6,052	201,397
Pirelli & C SpA (1)(2)	12,328	79,222
Poste Italiane SpA (2)	15,520	124,450
Prysmian SpA	7,884	153,399
Recordati SpA	3,224	111,648
Saipem SpA (1)	2,826,223	10,590,945
Snam SpA	72,928	319,306
Telecom Italia SpA (1)	9,664,662	5,350,451
Telecom Italia SpA - Savings Share	198,568	95,238
Terna Rete Elettrica Nazionale SpA	44,735	254,057
UniCredit SpA	459,884	5,209,067

		190,349,634

Japan - 14.97%
ABC-Mart, Inc.	900	49,841
Acom Co. Ltd.	12,300	40,012
Advantest Corp.	805,800	16,487,183
Aeon Co. Ltd.	18,700	365,511
Aeon Financial Service Co. Ltd.	4,000	70,963
Aeon Mall Co. Ltd.	3,200	50,982
Air Water, Inc.	4,400	66,314
Aisin Seiki Co.	5,000	171,880
Ajinomoto Co., Inc.	13,965	248,145
Alfresa Holdings Corp.	5,800	147,840
Alps Electric Co.	1,927,500	37,374,994
Amada Holdings Co.	10,700	96,053
ANA Holdings, Inc.	3,400	122,057
Aozora Bank Ltd.	4,100	122,200
Asahi Glass Co. Ltd.	5,700	177,173
Asahi Group Holdings Ltd.	11,300	437,918
Asahi Intecc Co. Ltd.	3,000	126,916
Asahi Kasei Corp.	39,900	409,509
Asics Corp.	4,900	62,233
Astellas Pharma, Inc.	59,100	755,099
Bandai Namco Holdings	6,100	273,885
Bank of Kyoto Ltd.	1,800	73,971
Benesse Holdings, Inc.	2,200	55,965
Bridgestone Corp.	19,100	732,787
Brother Industries Ltd.	7,400	109,530
Calbee, Inc.	2,300	71,839
Canon, Inc.	31,300	861,241
Casio Computer Co. Ltd.	6,100	72,323
Central Japan Railway Co.	4,500	949,443
Century Tokyo Leasing Corp.	1,200	52,851
Chiba Bank Ltd.	18,400	102,497
Chubu Electric Power Co., Inc.	18,700	265,716
Chugai Pharmaceutical Co. Ltd.	7,000	405,995
Chugoku Electric Power Co., Inc.	9,400	122,160
Coca-Cola Bottlers Japan Holdings, Inc.	4,100	122,266
Concordia Financial Group Ltd.	35,000	133,740
Credit Saison Co. Ltd.	4,200	49,209
CyberAgent, Inc.	3,100	119,839
Dai Nippon Printing Co. Ltd.	7,400	154,468
Daicel Corp.	8,100	83,152

Daifuku Co. Ltd.	3,100	140,556
Dai-ichi Life Holdings, Inc.	480,400	7,460,438
Daiichi Sankyo Co. Ltd.	17,900	572,544
Daikin Industries Ltd.	7,900	839,418
Daito Trust Construction Co. Ltd.	2,200	301,188
Daiwa House Industry Co. Ltd.	17,900	570,982
Daiwa House REIT Investment Corp.	58	129,927
Daiwa Securities Group, Inc.	51,000	258,858
DeNA Co. Ltd.	3,500	58,379
Denso Corp.	333,400	14,758,847
Dentsu, Inc.	6,600	294,761
Disco Corp.	900	104,642
Don Quijote Holdings Co. Ltd.	3,700	228,758
East Japan Railway Co.	594,600	52,509,212
Eisai Co. Ltd.	8,000	619,359
Electric Power Development Co. Ltd.	4,800	113,903
FamilyMart UNY Holdings Co. Ltd.	1,950	245,416
FANUC Corp.	6,100	925,734
Fast Retailing Co. Ltd.	1,900	970,408
Fuji Electric Co. Ltd.	4,000	117,810
FUJIFILM Holdings Corp.	810,500	31,418,641
Fujitsu Ltd.	361,800	22,553,221
Fukuoka Financial Group, Inc.	4,300	87,176
Hakuhodo DY Holdings, Inc.	7,400	105,601
Hamamatsu Photonics KK	4,300	144,104
Hankyu Hanshin Holdings, Inc.	7,000	232,734
Hikari Tsushin, Inc.	700	109,414
Hino Motors Ltd.	8,000	75,332
Hirose Electric Co. Ltd.	915	89,518
Hisamitsu Pharmaceutical Co., Inc.	1,700	93,844
Hitachi Chemical Co. Ltd.	3,215	48,366
Hitachi Construction Machinery Co. Ltd.	3,400	79,564
Hitachi High-Technologies Corp.	2,080	65,134
Hitachi Ltd.	30,200	800,610
Hitachi Metals Ltd.	1,440,600	14,983,004
Honda Motor Co. Ltd.	2,201,300	57,993,398
Hoshizaki Corp.	1,700	103,154
Hoya Corp.	12,000	723,600
Hulic Co. Ltd.	9,600	85,789
Idemitsu Kosan Co. Ltd.	4,300	139,865
IHI Corp.	4,600	126,692
Iida Group Holdings Co. Ltd.	456,500	7,907,094
Inpex Corp.	2,201,500	19,507,094
Isetan Mitsukoshi Holdings Ltd.	10,300	113,802
Isuzu Motors Ltd.	1,788,500	25,087,476
ITOCHU Corp.	44,200	750,639
J Front Retailing Co. Ltd.	6,600	75,541
Japan Airlines Co. Ltd.	3,800	134,676
Japan Airport Terminal Co. Ltd.	1,200	41,483
Japan Exchange Group, Inc.	16,300	262,917
Japan Post Bank Co.	13,200	145,329
Japan Post Holdings Co.	49,000	565,755
Japan Prime Realty Investment Corp.	24	91,137
Japan Real Estate Investment Corp.	43	241,431
Japan Retail Fund Investment Corp.	79	157,650
Japan Tobacco, Inc.	1,452,200	34,505,866
JFE Holdings, Inc.	15,500	246,889
JGC Corp.	6,400	90,075
JSR Corp.	6,100	91,564
JTEKT Corp.	5,800	64,147
JXTG Holdings, Inc.	102,250	531,038
Kajima Corp.	14,300	192,093
Kakaku.com, Inc.	960,900	16,997,134
Kamigumi Co. Ltd.	3,500	71,606
Kaneka Corp.	1,500	53,719
Kansai Electric Power Co., Inc.	22,400	335,927

Kansai Paint Co. Ltd.	5,200	99,878
Kao Corp.	277,300	20,525,091
Kawasaki Heavy Industries Ltd.	4,275	91,227
KDDI Corp.	55,800	1,333,337
Keihan Holdings Co. Ltd.	3,100	126,315
Keikyu Corp.	7,300	119,292
Keio Corp.	3,200	186,218
Keisei Electric Railway Co. Ltd.	4,200	131,590
Keyence Corp.	159,854	80,797,545
Kikkoman Corp.	4,500	240,816
Kintetsu Group Holdings Co. Ltd.	5,200	225,956
Kirin Holdings Co. Ltd.	26,200	546,311
Kobayashi Pharmaceutical Co. Ltd.	1,700	115,287
Kobe Steel Ltd.	9,100	63,074
Koito Manufacturing Co. Ltd.	3,300	170,259
Komatsu Ltd.	29,300	629,655
Konami Holdings Corp.	3,100	136,220
Konica Minolta, Inc.	14,500	130,521
Kose Corp.	1,000	157,078
Kubota Corp.	30,400	432,097
Kuraray Co. Ltd.	10,500	147,678
Kurita Water Industries Ltd.	3,200	77,475
Kyocera Corp.	10,300	514,846
Kyowa Hakko Kirin Co. Ltd.	7,900	149,279
Kyushu Electric Power Co., Inc.	11,500	136,938
Kyushu Railway Co.	5,100	172,547
Lawson, Inc.	1,600	101,207
LINE Corp. (1)	2,100	71,721
Lion Corp.	6,900	142,606
LIXIL Group Corp.	8,800	109,094
M3, Inc.	13,500	181,862
Makita Corp.	6,900	245,061
Marubeni Corp.	49,600	348,019
Marui Group Co. Ltd.	6,600	127,907
Maruichi Steel Tube Ltd.	1,500	47,055
Mazda Motor Corp.	18,800	193,271
McDonald’s Holdings Co. Japan Ltd.	2,150	91,328
Mebuki Financial Group, Inc.	28,540	75,477
Medipal Holdings Corp.	5,740	122,803
MEIJI Holdings Co. Ltd.	4,000	325,990
Minebea Co. Ltd.	11,700	168,714
MISUMI Group, Inc.	8,800	185,388
Mitsubishi Chemical Holdings Corp.	40,750	307,865
Mitsubishi Corp.	1,194,600	32,751,820
Mitsubishi Electric Corp.	2,682,800	29,584,836
Mitsubishi Estate Co. Ltd.	37,300	586,860
Mitsubishi Gas Chemical Co., Inc.	5,000	74,898
Mitsubishi Heavy Industries Ltd.	9,640	345,906
Mitsubishi Materials Corp.	3,400	89,592
Mitsubishi Motors Corp.	20,500	111,637
Mitsubishi Tanabe Pharma Corp.	7,690	111,010
Mitsubishi UFJ Financial Group, Inc.	2,283,300	11,205,649
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,300	63,747
Mitsui & Co. Ltd.	569,600	8,750,943
Mitsui Chemicals, Inc.	5,500	124,169
Mitsui Fudosan Co. Ltd.	27,200	604,164
Mitsui OSK Lines Ltd.	3,500	75,739
Mizuho Financial Group, Inc.	760,000	1,175,900
Monotaro Co. Ltd.	3,900	96,140
MS&AD Insurance Group Holdings, Inc.	1,367,340	38,867,035
Murata Manufacturing Co. Ltd.	114,800	15,469,280
Nabtesco Corp.	3,500	75,778
Nagoya Railroad Co. Ltd.	5,900	155,385
NEC Corp.	7,985	237,425
Nexon Co. Ltd. (1)	1,362,600	17,590,526
NGK Insulators Ltd.	8,000	108,432

NGK Spark Plug Co. Ltd.	4,800	95,016
NH Foods Ltd.	2,800	105,258
Nidec Corp.	129,500	14,652,533
Nikon Corp.	9,900	147,462
Nintendo Co. Ltd.	3,600	955,941
Nippon Building Fund, Inc.	41	258,170
Nippon Electric Glass Co. Ltd.	2,500	61,249
Nippon Express Co. Ltd.	2,300	127,773
Nippon Paint Holdings Co. Ltd.	4,800	163,543
Nippon Prologis Real Estate Investment Trust, Inc.	58	122,407
Nippon Steel & Sumitomo Metal Corp.	25,300	434,677
Nippon Telegraph & Telephone Corp.	21,600	881,265
Nippon Yusen KK	5,200	79,514
Nissan Chemical Corp.	4,100	213,950
Nissan Motor Co. Ltd.	73,000	583,950
Nisshin Seifun Group, Inc.	5,900	121,519
Nissin Foods Holdings Co. Ltd.	1,900	119,048
Nitori Holdings Co. Ltd.	2,500	313,101
Nitto Denko Corp.	5,400	270,834
Nomura Holdings, Inc.	8,392,800	31,805,422
Nomura Real Estate Holdings, Inc.	4,100	75,184
Nomura Real Estate Master Fund, Inc.	121	159,200
Nomura Research Institute Ltd.	3,538	131,198
NSK Ltd.	10,900	93,519
NTT Data Corp.	19,900	217,501
NTT DOCOMO, Inc.	41,300	927,979
Obayashi Corp.	20,900	189,248
Obic Co. Ltd.	2,100	162,096
Odakyu Electric Railway Co. Ltd.	9,100	200,115
Oji Holdings Corp.	26,450	135,145
Olympus Corp.	571,700	17,485,311
Omron Corp.	747,400	27,094,665
Ono Pharmaceutical Co. Ltd.	11,800	240,964
Oracle Corp.	1,100	69,826
Oriental Land Co. Ltd.	6,400	643,645
ORIX Corp.	41,600	607,856
Osaka Gas Co. Ltd.	12,100	220,728
Otsuka Corp.	3,600	99,077
Otsuka Holdings Co. Ltd.	12,030	491,597
Panasonic Corp.	5,403,265	48,539,820
Park24 Co. Ltd.	3,600	79,276
Persol Holdings Co. Ltd.	5,600	83,067
Pigeon Corp.	457,200	19,500,814
Pola Orbis Holdings, Inc.	2,900	78,150
Rakuten, Inc.	26,400	177,108
Recruit Holdings Co. Ltd.	34,500	833,476
Renesas Electronics Corp. (1)	25,200	114,457
Resona Holdings, Inc.	66,800	320,405
Ricoh Co. Ltd.	20,500	200,324
Rinnai Corp.	1,200	79,015
Rohm Co. Ltd.	2,900	185,093
Ryohin Keikaku Co. Ltd.	800	194,226
Sankyo Co. Ltd.	1,300	49,440
Santen Pharmaceutical Co. Ltd.	11,500	165,925
SBI Holdings, Inc.	6,925	135,052
Secom Co. Ltd.	6,600	547,474
Sega Sammy Holdings, Inc.	5,300	73,886
Seibu Holdings, Inc.	6,800	118,276
Seiko Epson Corp.	9,100	127,097
Sekisui Chemical Co. Ltd.	11,400	169,468
Sekisui House Ltd.	19,800	290,765
Seven & i Holdings Co. Ltd.	23,600	1,025,541
Seven Bank Ltd.	20,100	57,378
SG Holdings Co. Ltd.	3,400	88,408
Sharp Corp.	6,605	66,128
Shimadzu Corp.	7,300	143,955

Shimamura Co. Ltd.	800	61,260
Shimano, Inc.	152,300	21,469,325
Shimizu Corp.	17,000	138,294
Shin-Etsu Chemical Co. Ltd.	11,395	875,510
Shinsei Bank Ltd.	5,400	64,197
Shionogi & Co. Ltd.	8,700	496,557
Shiseido Co. Ltd.	617,600	38,679,028
Shizuoka Bank Ltd.	13,200	102,895
Showa Denko KK	4,400	130,656
Showa Shell Sekiyu KK	5,300	73,427
SMC Corp.	81,000	24,386,884
SoftBank Group Corp.	237,100	15,529,859
Sohgo Security Services Co. Ltd.	2,100	98,118
Sompo Holdings, Inc.	10,250	348,194
Sony Corp.	94,500	4,555,809
Sony Financial Holdings, Inc.	5,400	100,638
Stanley Electric Co. Ltd.	4,400	123,088
Subaru Corp.	19,580	418,295
Sugi Holdings Co. Ltd.	187,800	7,422,475
Sumco Corp.	7,200	80,186
Sumitomo Chemical Co. Ltd.	45,500	220,343
Sumitomo Corp.	35,000	496,607
Sumitomo Dainippon Pharma Co. Ltd.	4,900	156,263
Sumitomo Electric Industries Ltd.	2,725,900	36,100,025
Sumitomo Heavy Industries Ltd.	3,400	100,814
Sumitomo Metal Mining Co. Ltd.	7,000	187,456
Sumitomo Mitsui Financial Group, Inc.	1,834,900	60,487,601
Sumitomo Mitsui Trust Holdings, Inc.	1,401,100	51,023,810
Sumitomo Realty & Development Co. Ltd.	11,300	413,677
Sumitomo Rubber Industries Ltd.	5,900	69,460
Sundrug Co. Ltd.	2,300	68,492
Suntory Beverage & Food Ltd.	4,510	203,638
Suzuken Co. Ltd.	2,155	109,738
Suzuki Motor Corp.	10,900	549,485
Sysmex Corp.	5,100	242,205
T&D Holdings, Inc.	18,100	209,372
Taiheiyo Cement Corp.	3,800	116,946
Taisei Corp.	6,600	282,667
Taisho Pharmaceutical Holdings Co. Ltd.	1,160	116,427
Taiyo Nippon Sanso Corp.	4,500	73,156
Takashimaya Co. Ltd.	5,000	63,842
Takeda Pharmaceutical Co. Ltd.	1,191,500	40,385,294
TDK Corp.	4,100	287,022
Teijin Ltd.	5,400	86,183
Terumo Corp.	9,700	547,130
THK Co. Ltd.	3,700	69,123
Tobu Railway Co. Ltd.	5,900	159,301
Toho Co. Ltd.	3,800	137,685
Toho Gas Co. Ltd.	2,300	96,748
Tohoku Electric Power Co., Inc.	13,000	171,157
Tokio Marine Holdings, Inc.	937,400	44,534,677
Tokyo Electric Power Co., Inc. (1)	44,100	261,956
Tokyo Electron Ltd.	5,100	574,129
Tokyo Gas Co. Ltd.	11,700	295,918
Tokyu Corp.	15,300	250,017
Tokyu Fudosan Holdings Corp.	20,100	99,073
Toppan Printing Co. Ltd.	7,300	107,305
Toray Industries, Inc.	42,900	303,308
Toshiba Corp.	20,300	573,209
Tosoh Corp.	8,000	103,769
TOTO Ltd.	4,300	148,738
Toyo Seikan Group Holdings Ltd.	4,700	107,574
Toyo Suisan Kaisha Ltd.	3,150	109,693
Toyoda Gosei Co. Ltd.	2,000	39,374
Toyota Industries Corp.	4,500	207,224
Toyota Motor Corp.	139,594	8,080,621

Toyota Tsusho Corp.	6,935	203,767
Trend Micro, Inc.	3,700	199,931
Tsuruha Holdings, Inc.	1,100	94,195
Unicharm Corp.	13,000	420,446
United Urban Investment Corp.	89	137,836
USS Co. Ltd.	6,700	112,415
Welcia Holdings Co. Ltd.	1,500	67,800
West Japan Railway Co.	46,000	3,249,955
Yahoo Japan Corp.	87,500	217,676
Yakult Honsha Co. Ltd.	3,700	259,014
Yamada Denki Co. Ltd.	17,740	85,200
Yamaguchi Financial Group, Inc.	7,000	66,912
Yamaha Corp.	4,100	174,411
Yamaha Motor Co. Ltd.	8,600	167,904
Yamato Holdings Co. Ltd.	9,900	271,425
Yamazaki Baking Co. Ltd.	4,100	85,863
Yaskawa Electric Corp.	7,400	180,887
Yokogawa Electric Corp.	7,100	122,563
Yokohama Rubber Co. Ltd.	3,600	67,329
ZOZO, Inc.	6,100	111,758

		1,194,978,196

Luxembourg - 0.02%
ArcelorMittal	21,067	436,095
Aroundtown SA	23,898	198,257
Eurofins Scientific SE	358	133,706
Millicom International Cellular SA	2,029	128,387
RTL Group SA	1,330	71,275
SES SA	11,825	226,403
Tenaris SA	14,513	155,983

		1,350,106

Macau - 0.01%
MGM China Holdings Ltd.	34,000	56,762
Sands China Ltd.	76,400	333,181
Wynn Macau Ltd.	49,200	107,102

		497,045

Malaysia - 0.25%
Public Bank Bhd	3,281,100	19,643,133

Mexico - 0.81%
Fresnillo Plc	6,303	69,258
Grupo Aeroportuario del Centro Norte SAB de CV	1,409,000	6,724,597
Grupo Aeroportuario del Pacifico SAB de CV - ADR	83,285	6,791,892
Mexichem SAB de CV	3,494,200	8,874,300
Wal-Mart de Mexico SAB de CV	16,481,312	41,916,673

		64,376,720

Netherlands - 4.91%
ABN AMRO Group NV (2)	13,459	316,716
Aegon NV	56,020	262,378
Akzo Nobel NV	302,704	24,378,000
ASML Holding NV	159,296	24,955,273
ASML Holding NV - REG	142,690	22,205,418
Core Laboratories NV	264,032	15,752,149
EXOR NV	3,314	179,908
Heineken Holding NV	3,742	316,149
Heineken NV	8,153	720,618
ING Groep NV	5,494,235	59,099,339
InterXion Holding NV (1)	224,035	12,133,736
Koninklijke Ahold Delhaize NV	2,926,856	73,938,890
Koninklijke DSM NV	5,801	470,611
Koninklijke KPN NV	4,219,205	12,324,300
Koninklijke Philips NV	30,197	1,058,693
Koninklijke Vopak NV	2,173	98,542
NN Group NV	9,404	373,890
NXP Semiconductors NV	10,855	795,454
PostNL NV	8,475,022	19,381,970
QIAGEN NV (1)	223,193	7,688,999

QIAGEN NV - Aquis Listed (1)	325,037	11,106,770
Randstad Holding NV	3,641	166,940
Royal Dutch Shell Plc	268,654	7,907,250
Royal Dutch Shell Plc - Class A	1,834,083	54,059,411
Royal Dutch Shell Plc - Class B	1,401,163	41,891,263
Wolters Kluwer NV	9,056	532,558

		392,115,225

New Zealand - 0.01%
a2 Milk Co. Ltd. (1)	24,118	181,188
Auckland International Airport Ltd.	29,517	142,462
Fisher & Paykel Healthcare Corp. Ltd.	17,569	153,529
Fletcher Building Ltd. (1)	27,314	89,553
Meridian Energy Ltd.	43,743	100,091
Ryman Healthcare Ltd.	14,960	107,963
Spark New Zealand Ltd.	59,187	165,098

		939,884

Norway - 0.50%
Aker BP ASA	3,358	84,665
DNB ASA	2,332,290	37,437,139
Equinor ASA	36,459	773,374
Gjensidige Forsikring ASA	6,769	105,893
Marine Harvest ASA	12,878	271,436
Norsk Hydro ASA	41,261	186,956
Orkla ASA	24,544	192,177
Schibsted ASA - Class B	3,284	99,900
Telenor ASA	23,267	451,852
Yara International ASA	5,805	223,779

		39,827,171

Philippines - 0.01%
Puregold Price Club, Inc. (1)	1,124,220	918,382

Portugal - 0.23%
EDP - Energias de Portugal SA	80,683	282,253
Galp Energia SGPS SA	15,482	243,777
Jeronimo Martins SGPS SA	1,494,015	17,704,852

		18,230,882

Republic of Korea - 1.05%
Hana Financial Group, Inc.	249,331	8,108,949
NAVER Corp.	79,602	8,724,054
POSCO	53,229	11,642,870
Samsung Fire & Marine Insurance Co. Ltd.	98,540	23,694,854
Samsung SDI Co. Ltd.	162,096	31,861,258

		84,031,985

Singapore - 2.71%
Ascendas Real Estate Investment Trust	86,000	162,298
CapitaLand Commercial Trust	89,551	115,022
CapitaLand Ltd.	86,900	198,169
CapitaLand Mall Trust	82,300	136,477
City Developments Ltd.	14,000	83,464
ComfortDelGro Corp. Ltd.	66,700	105,356
DBS Group Holdings Ltd.	3,099,100	53,892,891
Genting Singapore Ltd.	208,900	149,535
Golden Agri-Resources Ltd.	175,300	31,473
Jardine Cycle & Carriage Ltd.	3,100	80,256
Keppel Corp. Ltd.	46,300	200,998
Oversea-Chinese Banking Corp. Ltd.	96,700	799,863
SATS Ltd.	22,600	77,406
Sea Ltd. - ADR (1)	703,780	7,966,790
Sembcorp Industries Ltd.	34,000	63,346
Singapore Airlines Ltd.	16,500	113,989
Singapore Exchange Ltd.	25,000	131,020
Singapore Press Holdings Ltd.	19,200	33,086
Singapore Technologies Engineering Ltd.	54,600	139,967
Singapore Telecommunications Ltd.	30,950,500	66,612,734
Suntec Real Estate Investment Trust	71,100	92,746
United Overseas Bank Ltd.	3,902,925	70,603,866

UOL Group Ltd.	15,519	70,579
Venture Corp. Ltd.	9,300	95,481
Wilmar International Ltd.	6,388,100	14,629,061

		216,585,873

South Africa - 0.89%
Clicks Group Ltd.	1,932,015	25,685,018
Investec Plc	22,319	125,471
Naspers Ltd.	225,400	45,128,788

		70,939,277

Spain - 3.85%
ACS Actividades Co.	7,955	307,917
Aena SA (2)	2,171	337,312
Amadeus IT Group SA	346,887	24,135,581
Banco Bilbao Vizcaya Argentaria SA	5,417,722	28,777,980
Banco de Sabadell SA	182,505	208,826
Banco Santander	6,434,007	29,216,830
Bankia SA	7,221,543	21,128,955
Bankinter SA	1,687,086	13,537,385
CaixaBank SA	3,738,033	13,537,060
Enagas SA	3,508	94,829
Endesa SA	10,255	236,488
Ferrovial SA	15,200	307,839
Grifols SA	9,678	254,065
Iberdrola SA	5,580,085	44,807,488
Industria de Diseno Textil SA	1,906,428	48,661,031
Mapfre SA	32,937	87,478
Naturgy Energy Group SA	11,269	287,481
Red Electrica Corp. SA	12,996	289,814
Repsol SA	43,013	691,523
Siemens Gamesa Renewable Energy SA (1)	8,215	100,021
Telefonica SA	9,528,129	80,202,154

		307,208,057

Sweden - 2.99%
Alfa Laval AB	9,303	199,989
Assa Abloy AB	31,878	570,833
Atlas Copco AB - Class A	1,964,959	46,880,066
Atlas Copco AB - Class B	12,061	264,278
Boliden AB	8,372	181,413
Electrolux AB	7,127	150,228
Epiroc AB - Class A (1)	2,193,723	20,850,492
Epiroc AB - Class B (1)	12,231	109,179
Essity AB	19,416	477,274
Hennes & Mauritz AB	27,664	393,412
Hexagon AB	693,587	32,062,827
Husqvarna AB - Class B	13,668	101,470
ICA Gruppen AB	2,517	89,918
Industrivarden AB	5,104	103,336
Investor AB	584,875	24,853,876
Kinnevik AB	7,477	180,939
L E Lundbergforetagen AB	2,533	74,802
Lundin Petroleum AB	5,922	147,897
Sandvik AB	35,574	509,714
Securitas AB	9,409	151,578
Skandinaviska Enskilda Banken AB	50,668	492,538
Skanska AB	11,116	177,247
SKF AB	11,757	178,691
Spotify Technology SA (1)	153,157	17,383,320
Svenska Handelsbanken AB	2,164,207	24,078,267
Swedbank AB	28,103	628,135
Swedish Match AB	5,505	216,718
Tele2 AB	15,343	195,681
Telefonaktiebolaget LM Ericsson - Class B	2,224,669	19,692,692
TeliaSonera AB	9,861,641	46,910,750
Volvo AB	49,419	647,095

		238,954,655

Switzerland - 7.98%
ABB Ltd.	1,844,283	35,218,621
Adecco SA	848,563	39,884,509
Baloise Holding AG	1,571	216,893
Barry Callebaut AG	69	107,686
Chocoladefabriken Lindt & Spruengli AG	34	211,271
Chocoladefabriken Lindt & Spruengli AG - REG	4	298,529
Chubb Ltd.	335,993	43,403,576
Cie Financiere Richemont SA	424,145	27,352,106
Clariant AG	6,323	116,607
Coca-Cola HBC AG	6,324	197,927
Credit Suisse Group AG	1,100,675	12,032,238
Dufry AG	965	91,890
EMS-Chemie Holding AG	264	125,695
Ferguson Plc	7,324	467,991
Geberit AG	66,625	25,945,150
Givaudan SA	292	677,052
Glencore Plc	359,177	1,335,444
Julius Baer Group Ltd.	438,321	15,620,236
Kuehne & Nagel International AG	1,630	209,824
LafargeHolcim Ltd.	15,222	628,190
Lonza Group AG	2,341	608,554
Nestle SA	988,606	80,238,018
Novartis AG	1,331,438	114,030,031
Novartis AG - ADR	397,810	34,136,076
Pargesa Holding SA	1,180	85,104
Partners Group Holding AG	536	326,074
Roche Holding AG	394,031	97,821,688
Schindler Holding AG	628	122,059
Schindler Holding AG - Participation Certificate	130,683	25,947,514
SGS SA	168	378,172
Sika AG	203,813	25,889,058
Sonova Holding AG	1,746	287,123
STMicroelectronics NV	21,799	308,971
Straumann Holding AG	320	202,100
Swatch Group AG - BR	945	275,806
Swatch Group AG - REG	1,706	98,678
Swiss Life Holding AG	1,074	414,531
Swiss Prime Site	2,365	191,568
Swiss Re AG	9,505	874,463
Swisscom AG	822	392,897
Temenos AG	1,848	222,061
u-blox Holding AG	44,366	3,570,119
UBS Group AG	1,015,965	12,672,379
Vifor Pharma AG	1,449	157,674
Zurich Insurance Group AG	112,414	33,509,359

		636,901,512

Taiwan - 1.73%
Hon Hai Precision Industry Co. Ltd. - GDR	2,270,752	10,583,975
Hon Hai Precision Industry Co. Ltd.	3,522,400	8,106,582
Taiwan Semiconductor Manufacturing Co. Ltd.	4,327,000	31,419,357
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,391,380	88,265,836

		138,375,750

Thailand - 0.10%
Thai Beverage Plc	17,244,800	7,730,521

United Arab Emirates - 0.00%(3)
NMC Health Plc	3,084	107,635

United Kingdom - 14.25%
3I Group Plc	29,731	293,362
Admiral Group Plc	6,155	160,607
Anglo American Plc	33,048	738,976
Ashtead Group Plc	15,146	315,936
ASOS Plc (1)	257,531	7,476,309
Associated British Foods Plc	11,171	291,156
AstraZeneca Plc	872,865	65,155,859

Auto Trader Group Plc (2)	4,645,407	26,959,122
Aviva Plc	2,037,109	9,749,606
Babcock International Group Plc	7,162	44,671
BAE Systems Plc	2,761,128	16,149,442
Barclays Plc	5,296,737	10,134,087
Barratt Developments Plc	30,117	177,652
Berkeley Group Holdings Plc	3,773	167,344
BP Plc	15,180,935	95,969,124
British American Tobacco Plc	71,838	2,285,815
British American Tobacco Plc - ADR	231,055	7,361,412
British Land Co. Plc	29,291	199,187
BT Group Plc	262,960	799,555
Bunzl Plc	10,395	313,917
Burberry Group Plc	792,942	17,412,224
Centrica Plc	176,779	304,939
CNH Industrial NV	32,023	289,337
Coca-Cola European Partners Plc	6,735	308,800
Compass Group Plc	2,075,492	43,678,385
ConvaTec Group Plc (2)	42,818	75,844
Croda International Plc	4,082	243,781
Diageo Plc	900,611	32,182,797
Direct Line Insurance Group Plc	44,058	179,093
easyJet Plc	6,180	87,081
Experian Plc	2,032,804	49,279,086
Fiat Chrysler Automobiles NV (1)	34,593	498,775
G4S Plc	50,046	126,332
GlaxoSmithKline Plc	2,029,314	38,674,709
Hammerson Plc	23,729	99,897
Hargreaves Lansdown Plc	1,854,701	43,743,096
HomeServe Plc	1,236,043	13,653,199
HSBC Holdings Plc	6,217,647	51,293,947
Imperial Tobacco Group Plc	293,484	8,907,748
Informa Plc	39,562	317,553
InterContinental Hotels Group Plc	5,782	312,765
International Consolidated Airlines Group SA	20,264	160,648
Intertek Group Plc	356,680	21,829,839
ITV Plc	108,048	171,976
J Sainsbury Plc	3,093,463	10,457,455
John Wood Group Plc	4,268,320	27,462,180
Johnson Matthey Plc	551,801	19,702,414
Jupiter Fund Management Plc	2,765,068	10,399,660
Kingfisher Plc	10,141,601	26,665,226
Land Securities Group Plc	22,220	228,152
Legal & General Group Plc	187,680	552,974
Lloyds Banking Group Plc	59,365,051	39,132,310
London Stock Exchange Group Plc	163,965	8,506,596
Marks & Spencer Group Plc	51,829	162,556
Meggitt Plc	23,642	142,018
Melrose Industries Plc	150,162	313,703
Merlin Entertainments Plc (2)	22,985	93,102
Micro Focus International Plc	14,003	245,313
Mondi Plc	11,577	241,123
National Grid Plc	1,683,245	16,467,730
Next Plc	4,269	217,364
Pearson Plc	23,964	287,086
Persimmon Plc	9,936	244,682
Prudential Plc	81,470	1,454,766
Reckitt Benckiser Group Plc	21,169	1,621,044
RELX Plc	62,711	1,293,126
Rightmove Plc	5,657,620	31,179,684
Rio Tinto Ltd.	11,670	645,888
Rio Tinto Plc	36,829	1,763,830
Rolls-Royce Holdings Plc (1)	53,625	564,940
Royal Bank of Scotland Group Plc	4,675,015	12,968,757
Royal Mail Plc	28,768	99,850
RSA Insurance Group Plc	33,387	219,111

Sage Group Plc	33,135	254,127
Schroders Plc	3,799	118,315
Segro Plc	31,639	237,519
Severn Trent Plc	7,244	167,921
Smith & Nephew Plc	27,054	506,415
Smiths Group Plc	12,044	209,674
Sophos Group Plc (2)	1,771,095	8,539,748
SSE Plc	1,869,252	25,813,587
St James’s Place Plc	16,333	196,712
Standard Chartered Plc	1,986,584	15,439,067
Standard Life Aberdeen Plc	73,595	240,976
Taylor Wimpey Plc	105,781	183,938
Tesco Plc	46,334,442	112,368,522
Travis Perkins Plc	1,468,564	20,021,196
Unilever NV	48,668	2,636,459
Unilever Plc	35,624	1,870,360
Unilever Plc - ADR	624,520	32,631,170
United Utilities Group Plc	21,899	205,905
Vodafone Group Plc	36,750,000	71,452,650
Weir Group Plc	1,309,780	21,688,978
Whitbread Plc	5,713	333,621
Willis Towers Watson Plc	48,335	7,340,153
WM Morrison Supermarkets Plc	68,993	187,561
WPP Plc	3,008,866	32,745,468

		1,137,297,672

United States - 2.16%
Amdocs Ltd.	472,587	27,684,146
Carnival Plc	5,616	269,690
Mettler-Toledo International, Inc. (1)	117,371	66,382,690
Mylan (1)	586,902	16,081,115
News Corp. - Class A	616,617	6,998,603
ResMed, Inc.	241,809	27,534,791
Schlumberger Ltd.	748,720	27,013,818
Shire Plc	14,278	830,803

		172,795,656

Total Common Stocks (Cost $8,142,237,960)		$7,639,711,630

PREFERRED STOCKS - 0.23%
Germany - 0.23%
Bayerische Motoren Werke AG	1,691	$120,588
Fuchs Petrolub SE	2,097	86,694
Henkel AG & Co. KGaA	5,506	601,416
Porsche Automobil Holding SE	4,620	271,713
Sartorius AG	1,037	129,062
Volkswagen AG	109,193	17,411,456

		18,620,929

Total Preferred Stocks (Cost $17,764,973)		$18,620,929

SHORT-TERM INVESTMENTS - 3.56%
Money Market Funds - 3.56%
Goldman Sachs Financial Square Government Fund - Class I, 2.34% (4)	141,942,825	$141,942,825
JPMorgan U.S. Government Money Market Fund - Class I, 2.31% (4)	141,942,825	141,942,825

Total Short-Term Investments (Cost $283,885,650)		$283,885,650

TOTAL INVESTMENTS IN SECURITIES - 99.48% (Cost $8,443,888,583)		$7,942,218,209
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.52%		41,905,708

TOTAL NET ASSETS - 100.00%		$7,984,123,917

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $73,365,516, which represents 0.92% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the

Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridge Builder Trust

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date 2/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date 2/22/2019

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Principal Financial Officer

Date 2/22/2019

*	Print the name and title of each signing officer under his or her signature.